                                                     Registration Nos. 033-37128
                                                                       811-03365
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                           Pre-Effective Amendment No.                       [ ]

                         Post-Effective Amendment No. 24                     [X]

                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 495                            [X]

                    METLIFE INVESTORS USA SEPARATE ACCOUNT A
                           (Exact Name of Registrant)

                     METLIFE INVESTORS USA INSURANCE COMPANY
                               (Name of Depositor)

                            5 Park Plaza, Suite 1900
                                Irvine, CA 92614
              (Address of Depositor's Principal Executive Offices)
               (Depositor's Telephone Number, including Area Code)
                                 (800) 989-3752

                     (Name and Address of Agent for Service)
                               Eric T. Steigerwalt
                                    President
                     MetLife Investors USA Insurance Company
                               c/o 501 Route 22
                              Bridgewater, NJ 07962
                                 (908) 253-1833

                                    Copy to:

                 (Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective (check appropriate box):

     [ ] immediately upon filing pursuant to paragraph (b) of Rule 485.

     [X] on April 29, 2013 pursuant to paragraph (b) of Rule 485.

     [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485.

     [ ] on (date) pursuant to paragraph (a) (1) of Rule 485.

If appropriate, check the following box:

     [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Registered: Group Flexible Payment Variable Annuity
Contracts

================================================================================

                              GROUP FLEXIBLE PAYMENT VARIABLE ANNUITY CONTRACTS

                                                                      ISSUED BY

                                       METLIFE INVESTORS USA SEPARATE ACCOUNT A

                                                                            AND

                                        METLIFE INVESTORS USA INSURANCE COMPANY

       This Prospectus gives you important information about the group flexible payment fixed and variable annuity contracts (the "Contracts") issued by
   MetLife Investors USA Separate Account A (the "Separate Account") by MetLife Investors USA Insurance Company ("MetLife Investors USA" or we or us). Please
      read it carefully before you invest and keep it for future reference. The Contracts are designed to provide annuity benefits through distributions made from certain retirement plans that qualify for special Federal income tax treatment ("Qualified Plans").

    The Contracts are issued to an employer or organization, which is the owner ("Owner") of the Contract. After completing an enrollment form and arranging for your Purchase Payments to begin, you are a participant ("Participant") and, except as provided below, a certificate ("Certificate") will be provided to you that gives you a summary of the Contract provisions. The Certificate also serves as evidence of your participation in the plan (Plan). Certificates are not provided to Participants under deferred compensation or qualified corporate retirement plans.

 THE CONTRACTS ARE NOT CURRENTLY OFFERED FOR SALE, HOWEVER, CERTIFICATES MAY BE
                           ISSUED TO NEW PARTICIPANTS UNDER EXISTING CONTRACTS.

   You decide how to allocate your Purchase Payments among the funds offered as investment options under the Contracts (the "Funds"). You may allocate your
        Purchase Payments to the General Account, which is a fixed account (not described in this Prospectus) that offers an interest rate guaranteed by us, or to the Separate Account. The Separate Account, in turn, invests in the following underlying Funds:

THE ALGER PORTFOLIOS (CLASS I-2)
   Alger Small Cap Growth Portfolio

AMERICAN FUNDS INSURANCE SERIES(R) (CLASS 2)
   American Funds Global Small Capitalization Fund
   American Funds Growth Fund
   American Funds Growth-Income Fund

DWS VARIABLE SERIES I (CLASS A)
   DWS International VIP*

FIDELITY(R) VARIABLE INSURANCE PRODUCTS (INITIAL CLASS)
   Asset Manager/SM/ Portfolio
   Contrafund(R) Portfolio
   Growth Portfolio
   Money Market Portfolio
   Overseas Portfolio**

MET INVESTORS SERIES TRUST (CLASS A)
   Invesco Small Cap Growth Portfolio
   Lord Abbett Bond Debenture Portfolio
   MFS(R) Research International Portfolio
   Morgan Stanley Mid Cap Growth Portfolio
   PIMCO Total Return Portfolio


   T. Rowe Price Large Cap Value Portfolio


   Third Avenue Small Cap Value Portfolio

METROPOLITAN SERIES FUND (CLASS A)

   Barclays Aggregate Bond Index Portfolio

   BlackRock Bond Income Portfolio

   BlackRock Capital Appreciation Portfolio

   BlackRock Large Cap Value Portfolio


   Davis Venture Value Portfolio
   Met/Artisan Mid Cap Value Portfolio
   MetLife Mid Cap Stock Index Portfolio
   MetLife Stock Index Portfolio
   MFS(R) Total Return Portfolio
   MFS(R) Value Portfolio
   MSCI EAFE(R) Index Portfolio


   Neuberger Berman Genesis Portfolio
   Russell 2000(R) Index Portfolio

   T. Rowe Price Large Cap Growth Portfolio

   T. Rowe Price Small Cap Growth Portfolio

T. ROWE PRICE GROWTH STOCK FUND, INC.**
* DWS International VIP is not available under Retirement Companion Contracts. ** Fidelity VIP Overseas Portfolio and T. Rowe Price Growth Stock Fund, Inc.
   are not available for use with Contracts purchased in connection with 403(b) Plans.

You can choose any combination of the Funds. Your Participant's Account will vary daily to reflect the investment experience of the Funds selected. These Funds are described in detail in the Fund prospectuses. Please read these prospectuses carefully before you invest.

The Contracts:

..  are not bank deposits
..  are not FDIC insured
..  are not insured by any federal government agency
..  are not guaranteed by any bank or credit union
..  may be subject to loss of principal


If you would like more information about the Contracts, you can obtain a copy of the Statement of Additional Information ("SAI") dated April 29, 2013. The SAI is legally considered a part of this Prospectus as though it were included in the Prospectus. The Table of Contents of the SAI appears on page 52 of the Prospectus.


The Securities and Exchange Commission ("SEC") has a website
(http://www.sec.gov) which you may visit to view this Prospectus, the SAI, or additional material that also is legally considered a part of this Prospectus, as well as other information.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

April 29, 2013

TABLE OF CONTENTS                                                           PAGE


GLOSSARY................................................................... 3

SUMMARY OF THE CONTRACTS................................................... 5

FEE TABLES AND EXAMPLES.................................................... 9


 FINANCIAL AND PERFORMANCE INFORMATION..................................... 13

 DESCRIPTION OF METLIFE INVESTORS USA INSURANCE COMPANY, THE GENERAL
 ACCOUNT, THE SEPARATE ACCOUNT, THE FUNDS AND SERVICE PROVIDERS............ 14
    The Insurance Company.................................................. 14
    The General Account.................................................... 14
    The Separate Account................................................... 15
    The Funds.............................................................. 16
    Principal Underwriter.................................................. 19
    Servicing Agent........................................................ 20

 CONTRACT CHARGES.......................................................... 21
    Premium and Other Taxes................................................ 21
    Surrender Charge....................................................... 21
    Administrative Fees.................................................... 23
    Transaction Charges.................................................... 23
    Mortality and Expense Risk Charge...................................... 23
    Distribution Expense Charge............................................ 24
    Federal, State and Local Taxes......................................... 24
    Fund Expenses.......................................................... 24
    Free Look Period....................................................... 24
    Deferred Compensation Plans............................................ 25

 DESCRIPTION OF THE CONTRACTS.............................................. 26
    General................................................................ 26
    Assignment............................................................. 26
    Purchase Payments...................................................... 26
    Transfers.............................................................. 27
    Restrictions on Transfers.............................................. 28
    Loans (403(b) Plans only).............................................. 31
    Modification of the Contracts.......................................... 32

 ACCUMULATION PERIOD....................................................... 33
    Crediting Accumulation Units in the Separate Account................... 33



    Separate Account Accumulation Unit Current Values...................... 33
    Surrender from the Separate Account.................................... 33
    Payment of Surrender Amount............................................ 34
    Account Statements..................................................... 34

 ANNUITY BENEFITS.......................................................... 35
    Variable Annuity Payments.............................................. 35
    Assumed Investment Return.............................................. 35
    Election of Annuity Date and Form of Annuity........................... 35
    Election of Annuity Date............................................... 35
    Form of Annuity........................................................ 36
    Frequency of Payment................................................... 38
    Level Payments Varying Annually........................................ 38
    Annuity Unit Values.................................................... 39

 DEATH BENEFITS............................................................ 39
    Death Before the Annuity Date.......................................... 39
    Death After the Annuity Date........................................... 40
    Abandoned Property Requirements........................................ 41

 FEDERAL TAX CONSIDERATIONS................................................ 42

 VOTING RIGHTS............................................................. 49

 LEGAL PROCEEDINGS......................................................... 50

 ADDITIONAL INFORMATION.................................................... 51

 TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION.................. 51


APPENDIX A -- CONDENSED FINANCIAL INFORMATION -- PART 1...................  A-1
APPENDIX A -- CONDENSED FINANCIAL INFORMATION -- PART 2................... A-11
APPENDIX B -- PARTICIPATING INVESTMENT PORTFOLIOS.........................  B-1
APPENDIX C -- ADDITIONAL INFORMATION REGARDING THE PORTFOLIOS.............  C-1


MetLife Investors USA does not intend to offer the Contracts anywhere or to anyone to whom they may not lawfully be offered or sold. MetLife Investors USA has not authorized any information or representations about the Contracts other than the information in this Prospectus, the Fund prospectuses, or supplements to the prospectuses or any supplemental sales material MetLife Investors USA authorizes.

GLOSSARY

These terms have the following meanings when used in this Prospectus:

ACCUMULATION UNIT - A measuring unit used to determine the value of your interest in a Separate Account Series under a Contract at any time before Annuity payments commence.

ANNUITANT - The person on whose life Annuity payments under a Contract are based.

ANNUITY - A series of income payments made to an Annuitant for a defined period of time.

ANNUITIZATION OR ANNUITY DATE - The date on which Annuity payments begin.

ANNUITY UNIT - A measuring unit used to determine the amount of Variable Annuity payments based on a Separate Account Series under a Contract after such payments have commenced.

ASSUMED INVESTMENT RETURN - The investment rate selected by the Annuitant for use in determining the Variable Annuity payments.

BENEFICIARY - The person who has the right to a Death Benefit upon your death.

BUSINESS DAY - Each Monday through Friday except for days the New York Stock Exchange is not open for trading.

CERTIFICATE - The form you are given which describes your rights under the Contract. No Certificates are issued for certain deferred compensation or qualified corporate retirement plans.

CERTIFICATE DATE - The date you are issued a Certificate. If you are not issued a Certificate, this is the date when your Account is established.

CERTIFICATE YEAR - The 12 month period that begins on your Certificate Date and on each anniversary of this date.

CONTRACT - The agreement between the Owner and MetLife Investors USA covering your rights.

FIXED ANNUITY - An Annuity providing guaranteed level payments. These payments are not based upon the investment experience of the Separate Account.

FREE LOOK PERIOD - The 20-day period when you first receive your Certificate. During this time period, you may cancel your interest in the Contract for a full refund of all Purchase Payments (or the greater of Purchase Payments or your Participant's Account in some states).

FUND - A diversified, open-end management investment company, or series thereof, registered under the Investment Company Act of 1940 ("1940 Act") which serves as the underlying investment medium for a Series in the Separate Account.

GENERAL ACCOUNT - All assets of MetLife Investors USA other than those in the Separate Account or any of its other segregated asset accounts.

NORMAL ANNUITY DATE - The date on which Annuity payments begin if you do not select another date.

OWNER - The person who has title to the Contract.

PARTICIPANT - You, the person who makes Purchase Payments, or the person for whom Purchase Payments are made.

PARTICIPANT'S ACCOUNT - The sum of your interest in each Separate Account Series and your interest in the General Account. Your interest in the Separate Account Series is the sum of the values of the Accumulation Units. Your interest in the General Account is the accumulated value of the amounts allocated to the General Account plus credited interest as guaranteed in the Contract, less any prior withdrawals and/or amounts applied to Annuity options.

PLAN - The 403(b) plan, deferred compensation plan, qualified retirement plan, or individual retirement annuity to which the Contract is issued.

PURCHASE PAYMENT - The amounts paid by or for you to MetLife Investors USA in order to provide benefits under the Contract.

SEPARATE ACCOUNT - The segregated asset account entitled "MetLife Investors USA Separate Account A" which has been established by us under Delaware law to receive and invest amounts allocated by you and other Participants under the Contracts and to provide Variable Annuity benefits under the Contracts. The Separate Account is registered as a unit investment trust under the 1940 Act.

SERIES - The Accumulation Unit values and Annuity Unit values maintained separately for each Fund whose securities are owned by the Separate Account.

SURRENDER CHARGE - A percentage charge which is deducted when you fully or partially surrender. The amount varies depending on how long Purchase Payments have been with MetLife Investors USA.

VALUATION DATE - Any Business Day used by the Separate Account to determine the value of part or all of its assets for purposes of determining Accumulation and Annuity Unit values for the Contract. Accumulation Unit values will be determined each Business Day. There will be one Valuation Date in each calendar week for Annuity Unit values. MetLife Investors USA will establish the Valuation Date at its discretion, but until notice to the contrary is given, that date will be the last Business Day in a week.

VALUATION PERIOD - The period of time from one Valuation Date through the next Valuation Date.

VARIABLE ANNUITY - An Annuity providing payments that will vary annually in accordance with the net investment experience of the applicable Separate Account Series.

SUMMARY OF THE CONTRACTS

THE CONTRACTS

The Contracts may be offered to:

..   Qualified Plans such as:

   *  Section 403(b) tax-sheltered annuities;

   *  Section 457 deferred compensation plans; and

   *  Section 401 pension and profit sharing plans.

[SIDE BAR: Please see the section "Federal Tax Considerations" for more information.]

Note: The dollars in a Qualified Plan are tax deferred. Contracts purchased for use with a Qualified Plan provide no additional tax deferral, and there should be reasons other than tax deferral for purchasing the Contract.

THIS PROSPECTUS APPLIES ONLY TO THE VARIABLE PORTION OF THE CONTRACT

PURCHASE PAYMENTS

Purchase Payments under the Contracts are made to the General Account, the Separate Account, or allocated between them. The minimum Purchase Payment is as little as $20, but there is an annual minimum of $240 (for IRAs, the minimum is $2,000 for an initial Purchase Payment and $50 for each additional payment).

There is no initial sales charge; however, the charges and deductions described under "Contract Charges" will be deducted from the Participant's Account.

[SIDE BAR: Please see "Transfers" for more information.]

Amounts allocated to the General Account may be transferred to the Separate Account subject to certain limitations as to time and amount. Unless you have exercised a special option, the minimum transfer is the lesser of $500 or the balance of your Participant's Account allocated to the General Account or to the Series.

You can transfer amounts allocated to the Separate Account:

..   between any of the Series, at any time and as many times as you choose

..   to the General Account at any time before the amount has been applied to a
    Variable Annuity option


See, however, restrictions on transfers in "Description of the Contracts - Restrictions on Transfers."


[SIDE BAR: Please see "The Separate Account" and "The Funds" for more information.]

SEPARATE ACCOUNT

Purchase Payments allocated to the Separate Account are invested at net asset value in Accumulation Units in one or more Series of the Separate Account, each of which invests in one of the underlying Funds.

[SIDE BAR: Please see "Contract Charges" for more information.]

CHARGES AND DEDUCTIONS

The following fees and expenses apply under the Contracts:

                Fee or Expense                  Amount of Fee
                -----------------------------------------------
                Daily Deductions

                . Distribution expenses                .000274%
                                               (0.10% per year)

                . Mortality and Expense risks          .003425%
                                               (1.25% per year)

ANNUAL DEDUCTIONS

There is an Administrative Fee of $21.50 plus $2.50 for each Series in which you invest. MetLife Investors USA currently waives these administrative fees for any Certificate Year during which you contribute $2,000 or more to your Participant's Account or your Participant's Account has a value at the end of the Certificate Year of $10,000 or more. This reduction is permanent for Certificates issued before the termination or reduction of the waiver. (No such termination or reduction of the waiver is contemplated at this time).

TRANSACTION CHARGES

A charge of $10 may be deducted for:

..   A transfer from any Series;

..   A full or partial surrender (the charge will be no more than 2% of the amount of the surrender); or

..   Annuitization of all or a part of your Participant's Account.


We currently waive the transaction charge for transfers from any Series, but reserve the right to impose the charge in the future. See, however, restrictions on transfers in "Description of the Contracts - Restrictions on Transfers."


SURRENDER CHARGE (CONTINGENT DEFERRED SALES CHARGE)


             .  Deducted if you            7% of Purchase Payment
                request a full or         and amounts credited to
                partial surrender of it. This charge applies Purchase Payments from for 60 months after the
                the Separate Account          Purchase Payment is
                within 60 months after                  received.
                the Purchase Payment
                is made.

However, for 403(b) plans, we will not deduct any surrender charge once nine
(9) full years have elapsed since your Certificate Date; and for the first surrender in each year, you may surrender up to 10% of the value of your interest in the Separate Account without a surrender charge. WITHDRAWALS FROM 403(b) PLANS MAY BE RESTRICTED BY THE INTERNAL REVENUE CODE.

The following expenses may be waived for certain deferred compensation plans:

..   administrative fees

..   transaction charges

..   distribution fees

..   surrender charges on certain surrenders

           PREMIUM TAXES

           . Payable to a state or government agency       0% - 3.5%
             with respect to the Contract. It may be
             deducted on or after the date the tax is
             incurred. Currently, MetLife Investors USA
             deducts these taxes upon annuitization.

[SIDE BAR: Please see "Free Look Period" for more information.]

FREE LOOK PERIOD

You may cancel your interest in the Contract within 20 days after you receive your Certificate (or longer depending on state law) for a full refund of all Purchase Payments (or the greater of Purchase Payments or the Participant's Account in some states). Purchase Payments allocated to the Separate Account will be initially allocated to the Money Market Series during the Free Look Period.

VARIABLE ANNUITY PAYMENTS

You select the Annuity Date, an Annuity payment option and an assumed investment return. You may change any of your selections before your Annuity Date. Your monthly Annuity payments will start on the Annuity Date and will vary from year to year based on a comparison of the assumed investment returns you selected with the actual investment experience of the Series in which the Participant's Account is invested.

If your monthly payments from a particular Series are less than $50, MetLife Investors USA may change the frequency of your payments so that each payment will be at least $50 from that Series.

[SIDE BAR: Please see "Surrender Charge" and "Federal Tax Considerations" for more information.]

SURRENDER

You may surrender all or part of your Participant's Account before the Annuity Date. You may not make a partial surrender if:

..   it would cause your interest in any Series or the General Account to fall below $200 (unless you are surrendering your entire interest in a Series)

However, if you are surrendering the entire amount allocated to a Series; these restrictions do not apply.

You may be assessed a surrender charge. In addition, any amounts surrendered will be taxed as ordinary income and may be subject to a penalty tax under the Internal Revenue Code. Certain restrictions apply for qualified contracts.

LOANS - 403(B) PLANS ONLY

You may be able to obtain a loan from the portion of your Participant's Account allocated to the General Account. Loan proceeds may be considered taxable distributions under the Internal Revenue Code in the event of a default in repayments.

MetLife Investors USA:

..   may terminate loans

..   change the terms under which loans are made

Any action taken by MetLife Investors USA would not affect outstanding loans.

[SIDE BAR: Please see "Death Benefits" for more information.]

DEATH BENEFIT

You name your Beneficiary(ies). If you die before attaining age 65 and prior to the Annuity Date, the amount of any lump sum settlement will be the greater of:

..   the total of all Purchase Payments less any partial surrenders; or

..   the value of the Participant's Account at settlement.

If the death occurs on or after age 65, the death benefit will be equal to the Participant's Account.

STATE VARIATIONS

Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus. This prospectus provides a general description of the Contract. Your actual Certificate and any endorsements are the controlling documents.

[SIDE BAR: Please see "Description of Contracts - Market Timing" for more information.]


RESTRICTIONS ON TRANSFERS


MetLife Investors USA has adopted policies and procedures that attempt to detect transfer activity that may adversely affect Participants or the Funds. Upon detection of this activity, restrictions may be imposed on transfers.

FEE TABLES AND EXAMPLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CERTIFICATE. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CERTIFICATE, SURRENDER THE CERTIFICATE, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.

--------------------------------------------------------------------------------

PARTICIPANT TRANSACTION EXPENSES TABLE

SURRENDER CHARGE (Note 1)                                                                                        7%
  (as a percentage of amounts accumulated with respect to a Purchase Payment, including earnings or losses credited to the Purchase Payment)
TRANSACTION CHARGE (Note 2)
  (each surrender and annuitization)                                                                            $10
TRANSFER FEE (Note 3)                                                                                           $10
                                                                                                            per transfer

--------------------------------------------------------------------------------
Note 1. Surrender charges decline based on date of Purchase Payment. (See Expenses - Surrender Charge)

                    Number of Complete months from
                    Receipt of Purchase Payment     % Charge
                    ------------------------------  --------
                         60 months or less             7
                         More than 60 months           0

Amounts surrendered are attributed to Purchase Payments made (and any accumulation) on a first-in, first-out basis.

Note 2. In the event of a surrender, the charge is the lesser of $10 or 2% of the amount surrendered.

Note 3. This fee applies to each transfer from a Series. We currently waive this charge.

THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CERTIFICATE, NOT INCLUDING FUND FEES AND EXPENSES.

--------------------------------------------------------------------------------

PERIODIC FEES AND EXPENSES TABLE

ADMINISTRATIVE CHARGE (Note 1)                                                                                  $21.50 plus
 (deducted annually)                                                                                            $ 2.50 for
                                                                                                                each Series
SEPARATE ACCOUNT ANNUAL EXPENSES
  (referred to as Separate Account Product Charges) (as a percentage of average Participant's Account value in the Separate Account)
Mortality and Expense Charge                                                                                          1.25%
Distribution Expense Charge                                                                                           0.10%
                                                                                                                      -----
Total Separate Account Annual Expenses
  (Note 2)                                                                                                            1.35%

--------------------------------------------------------------------------------
Note 1. The Administrative Charge is currently waived if you make purchase payments of $2,000 or more in a Certificate Year or if your Participant's Account value is $10,000 or more at the end of the Certificate Year.

Note 2. Total Separate Account Expenses are 1.25% for Retirement Companion Contracts.

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CERTIFICATE. CERTAIN FUNDS MAY IMPOSE A REDEMPTION FEE IN THE FUTURE. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE FUNDS AND IN THE FOLLOWING TABLES.

--------------------------------------------------------------------------------

                                                                                                  Minimum Maximum
                                                                                                  ------- -------
Total Annual Fund Operating Expenses                                                               0.26%   1.00%
(expenses that are deducted from Fund assets, including management fees, 12b-1/Service fees, and other expenses) as of December 31, 2012

--------------------------------------------------------------------------------

FUND EXPENSES
(as a percentage of the average daily net assets of a Fund)

The following table is a summary. For more complete information on Fund fees and expenses, please refer to the prospectus for each Fund.




                                                     DISTRIBUTION                                              NET
                                                        AND/OR             ACQUIRED   TOTAL    FEE WAIVER     TOTAL
                                                       SERVICE               FUND    ANNUAL      AND/OR      ANNUAL
                                          MANAGEMENT   (12B-1)     OTHER   FEES AND OPERATING    EXPENSE    OPERATING
                  FUND                       FEE         FEES     EXPENSES EXPENSES EXPENSES  REIMBURSEMENT EXPENSES
---------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE
SERIES(R)--CLASS 2
---------------------------------------------------------------------------------------------------------------------
 American Funds Global Small
   Capitalization Fund                      0.71%       0.25%      0.04%      --      1.00%          --       1.00%
---------------------------------------------------------------------------------------------------------------------
 American Funds Growth Fund                 0.33%       0.25%      0.02%      --      0.60%          --       0.60%
---------------------------------------------------------------------------------------------------------------------
 American Funds Growth-Income Fund          0.27%       0.25%      0.02%      --      0.54%          --       0.54%
---------------------------------------------------------------------------------------------------------------------
DWS VARIABLE SERIES I--CLASS A
---------------------------------------------------------------------------------------------------------------------
 DWS International VIP                      0.79%          --      0.19%      --      0.98%       0.00%       0.98%
---------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE
PRODUCTS--INITIAL CLASS
---------------------------------------------------------------------------------------------------------------------
 Asset Manager/SM/ Portfolio                0.51%          --      0.12%      --      0.63%          --       0.63%
---------------------------------------------------------------------------------------------------------------------
 Contrafund(R) Portfolio                    0.56%          --      0.08%      --      0.64%          --       0.64%
---------------------------------------------------------------------------------------------------------------------
 Growth Portfolio                           0.56%          --      0.10%      --      0.66%          --       0.66%
---------------------------------------------------------------------------------------------------------------------
 Money Market Portfolio                     0.17%          --      0.09%      --      0.26%          --       0.26%
---------------------------------------------------------------------------------------------------------------------
 Overseas Portfolio                         0.71%          --      0.14%      --      0.85%          --       0.85%
---------------------------------------------------------------------------------------------------------------------
MET INVESTORS SERIES TRUST--
CLASS A
---------------------------------------------------------------------------------------------------------------------
 Invesco Small Cap Growth Portfolio         0.85%          --      0.02%      --      0.87%       0.01%       0.86%
---------------------------------------------------------------------------------------------------------------------
 Lord Abbett Bond Debenture Portfolio       0.51%          --      0.03%      --      0.54%          --       0.54%
---------------------------------------------------------------------------------------------------------------------
 MFS(R) Research International Portfolio    0.68%          --      0.07%      --      0.75%       0.05%       0.70%
---------------------------------------------------------------------------------------------------------------------
 Morgan Stanley Mid Cap Growth
   Portfolio                                0.65%          --      0.07%      --      0.72%       0.01%       0.71%
---------------------------------------------------------------------------------------------------------------------
 PIMCO Total Return Portfolio               0.48%          --      0.03%      --      0.51%          --       0.51%
---------------------------------------------------------------------------------------------------------------------
 T. Rowe Price Large Cap Value
   Portfolio                                0.57%          --      0.02%      --      0.59%          --       0.59%
---------------------------------------------------------------------------------------------------------------------
 Third Avenue Small Cap Value
   Portfolio                                0.74%          --      0.03%      --      0.77%       0.01%       0.76%
---------------------------------------------------------------------------------------------------------------------
METROPOLITAN SERIES FUND--
CLASS A
---------------------------------------------------------------------------------------------------------------------
 Barclays Aggregate Bond Index
   Portfolio                                0.25%          --      0.04%      --      0.29%       0.01%       0.28%
---------------------------------------------------------------------------------------------------------------------
 BlackRock Bond Income Portfolio            0.32%          --      0.04%      --      0.36%       0.00%       0.36%
---------------------------------------------------------------------------------------------------------------------
 BlackRock Capital Appreciation
   Portfolio                                0.70%          --      0.03%      --      0.73%       0.01%       0.72%
---------------------------------------------------------------------------------------------------------------------
 BlackRock Large Cap Value Portfolio        0.63%          --      0.03%      --      0.66%       0.03%       0.63%
---------------------------------------------------------------------------------------------------------------------
 Davis Venture Value Portfolio              0.70%          --      0.03%      --      0.73%       0.05%       0.68%
---------------------------------------------------------------------------------------------------------------------

                                                   DISTRIBUTION                                              NET
                                                      AND/OR             ACQUIRED   TOTAL    FEE WAIVER     TOTAL
                                                     SERVICE               FUND    ANNUAL      AND/OR      ANNUAL
                                        MANAGEMENT   (12B-1)     OTHER   FEES AND OPERATING    EXPENSE    OPERATING
                 FUND                      FEE         FEES     EXPENSES EXPENSES EXPENSES  REIMBURSEMENT EXPENSES
-------------------------------------------------------------------------------------------------------------------
METROPOLITAN SERIES FUND--
CLASS A--(CONTINUED)
-------------------------------------------------------------------------------------------------------------------
 Met/Artisan Mid Cap Value Portfolio      0.81%         --       0.04%       --     0.85%          --       0.85%
-------------------------------------------------------------------------------------------------------------------
 MetLife Mid Cap Stock Index Portfolio    0.25%         --       0.07%    0.02%     0.34%       0.00%       0.34%
-------------------------------------------------------------------------------------------------------------------
 MetLife Stock Index Portfolio            0.25%         --       0.03%       --     0.28%       0.01%       0.27%
-------------------------------------------------------------------------------------------------------------------
 MFS(R) Total Return Portfolio            0.55%         --       0.05%       --     0.60%          --       0.60%
-------------------------------------------------------------------------------------------------------------------
 MFS(R) Value Portfolio                   0.70%         --       0.03%       --     0.73%       0.13%       0.60%
-------------------------------------------------------------------------------------------------------------------
 MSCI EAFE(R) Index Portfolio             0.30%         --       0.11%    0.01%     0.42%       0.00%       0.42%
-------------------------------------------------------------------------------------------------------------------
 Neuberger Berman Genesis Portfolio       0.82%         --       0.04%       --     0.86%       0.01%       0.85%
-------------------------------------------------------------------------------------------------------------------
 Russell 2000(R) Index Portfolio          0.25%         --       0.08%    0.09%     0.42%       0.00%       0.42%
-------------------------------------------------------------------------------------------------------------------
 T. Rowe Price Large Cap Growth
   Portfolio                              0.60%         --       0.04%       --     0.64%       0.01%       0.63%
-------------------------------------------------------------------------------------------------------------------
 T. Rowe Price Small Cap Growth
   Portfolio                              0.49%         --       0.06%       --     0.55%          --       0.55%
-------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE GROWTH STOCK
FUND, INC.
-------------------------------------------------------------------------------------------------------------------
 T. Rowe Price Growth Stock Fund, Inc.    0.53%         --       0.17%       --     0.70%          --       0.70%
-------------------------------------------------------------------------------------------------------------------
THE ALGER PORTFOLIOS--CLASS I-2
-------------------------------------------------------------------------------------------------------------------
 Alger Small Cap Growth Portfolio         0.81%         --       0.15%       --     0.96%          --       0.96%



The information shown in the table above was provided by the Funds and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Fund's 2013 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Fund, but that the expenses of the Fund are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Fund's board of directors or trustees, are not shown.

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CERTIFICATE WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND FUND FEES AND EXPENSES.

THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CERTIFICATE FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME THE: A) MAXIMUM AND (B) MINIMUM FEES AND EXPENSES OF ANY OF THE FUNDS (BEFORE REIMBURSEMENT AND/OR WAIVER). ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

(1) IF YOU SURRENDER YOUR CERTIFICATE AT THE END OF THE APPLICABLE TIME PERIOD:


                                                   Time
         1 Year                      3 Year                      5 Year                      10 Year
---------------------------------------------------------------------------------------------------------------
                 (a) $968                  (a) $1,432                  (a) $1,990                  (a) $2,868
                 (b) $895                  (b) $1,209                  (b) $1,616                  (b) $2,106


(2) IF YOU DO NOT SURRENDER YOUR CERTIFICATE OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:


                                                   Time
         1 Year                      3 Year                      5 Year                      10 Year
---------------------------------------------------------------------------------------------------------------
                 (a) $258                    (a) $792                  (a) $1,350                  (a) $2,858
                 (b) $185                    (b) $569                  (b)   $976                  (b) $2,096


The Examples should not be considered a representation of past or future expenses or annual rates of return of any Fund. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the examples.

FINANCIAL AND PERFORMANCE INFORMATION

[SIDE BAR: All performance numbers are based upon historical earnings. These numbers are not intended to indicate future results. Yields and average annual total returns are determined in accordance with the computation methods required by the Securities and Exchange Commission (the "SEC") in the Form N-4 Registration Statement. These methods are described in detail in the Statement of Additional Information.]


PERFORMANCE INFORMATION

We periodically advertise Series performance relating to the various Funds. We will calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the Separate Account product charges and the Fund expenses. It does not reflect the deduction of any applicable transaction or transfer fee or surrender charge. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the Separate Account product charges, account fees, surrender charges and the transaction or transfer expenses.

For periods starting prior to the date the Contract was first offered, the performance will be based on the historical performance of the corresponding Funds for the periods commencing from the date on which the particular Fund was made available through the Separate Account.

In addition, for certain Funds performance may be shown for the period commencing from the inception date of the Fund. These figures should not be interpreted to reflect actual historical performance of the Separate Account.

We may, from time to time, include in our advertising and sales materials, performance information for Funds or Series related to the Funds and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain Contract charges. We may also include in our advertising and sales materials, tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

FINANCIAL INFORMATION


Financial Statements of the Separate Account and MetLife Investors USA are contained in the Statement of Additional Information. Please see page 52 of this Prospectus for information on how to obtain a copy of the Statement of Additional Information.

DESCRIPTION OF METLIFE INVESTORS USA INSURANCE COMPANY, THE GENERAL ACCOUNT, THE SEPARATE ACCOUNT, THE FUNDS AND SERVICE PROVIDERS


THE INSURANCE COMPANY

MetLife Investors USA Insurance Company (MetLife Investors USA) is a stock life insurance company founded on September 13, 1960, and organized under the laws of the State of Delaware. Its principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, California 92614. MetLife Investors USA is authorized to transact the business of life insurance, including annuities, and is currently licensed to do business in all states (except New York) and in the District of Columbia. MetLife Investors USA is an indirect, wholly-owned subsidiary of MetLife, Inc. (MetLife), the holding company of Metropolitan Life Insurance Company and a listed company on the New York Stock Exchange. MetLife is a leading provider of insurance and financial products and services to individual and group customers.

THE GENERAL ACCOUNT

All of the assets of MetLife Investors USA, except for those in the Separate Account and other segregated asset accounts, make up the assets of the General Account. You may allocate to the General Account. Amounts allocated to the General Account are credited with interest at an interest rate that is guaranteed by MetLife Investors USA. Instead of you bearing the risk of fluctuations in the value of the assets as is the case for amounts invested in the Separate Account, MetLife Investors USA bears the full investment risk for amounts in the General Account. MetLife Investors USA has sole discretion to invest the assets of the General Account, subject to applicable law. THE GENERAL ACCOUNT PROVISIONS OF THE CONTRACT ARE NOT INTENDED TO BE OFFERED BY THIS PROSPECTUS. Please see the terms of your Certificate for more information.

THE SEPARATE ACCOUNT

MetLife Investors USA established the Separate Account on May 29, 1980, in accordance with the Delaware Insurance Code. The purpose of the Separate Account is to hold the variable assets that underlie the Contracts and some other variable annuity contracts that MetLife Investors USA offers. The Separate Account is registered with the SEC as a unit investment trust under the 1940 Act.

The assets of the Separate Account are held in MetLife Investors USA's name on behalf of the Separate Account and legally belong to MetLife Investors USA. Although the Separate Account, and each of the Series that make up the Separate Account, are considered as part of MetLife Investors USA's general business, the Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including MetLife Investors USA's creditors. All the income, gains and losses (realized and unrealized) resulting from these assets are credited to or charged against the Contracts issued from this Separate Account without regard to MetLife Investors USA's other business. Under state law and the terms of the Contract, the assets of the Separate Account will not be responsible for liabilities arising out of MetLife Investors USA's other business. Furthermore, MetLife Investors USA is obligated to pay all money it owes under the Contracts even if that amount exceeds the assets in the Separate Account. However, the amount of these payments is guaranteed only to the extent of the level amount calculated at the beginning of each Annuity year. Any obligations that exceed the assets in the Separate Account are payable by the General Account. The amount of the death benefit that exceeds the Contract Value is paid from the General Account. Benefit amounts paid from the General Account are subject to the claims-paying ability of MetLife Investors USA and MetLife Investors USA's long-term ability to make such payments and are not guaranteed by any other party. For other annuity contracts and life insurance policies that MetLife Investors USA issues, all amounts owed under the contracts and policies are paid from the General Account. MetLife Investors USA is regulated as an insurance company under state law, which generally imposes restrictions on the amount and type of investments in the General Account. However, there is no guarantee that MetLife Investors USA will be able to meet all claims-paying obligations. There are risks to purchasing any insurance product.

The Separate Account is divided into a number of investment Series of Accumulation and Annuity Units. Over twenty-five of these Series are available under the Contracts as investment choices. Each Series invests in the shares of only one of the Funds.


The investment adviser to certain of the Funds offered with the Contracts or with other Variable Annuity contracts issued through the Separate Account may be regulated as Commodity Pool Operators. While it does not concede that the Separate Account is a commodity pool, MetLife Investors USA has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodities Exchange Act ("CEA"), and is not subject to registration or regulation as a pool operator under the CEA.

THE FUNDS

The following Funds are available as investment options under the Contract. You should read the prospectuses for these Funds carefully. You can obtain copies of the Fund prospectuses by calling or writing to us at: MetLife Investors USA Insurance Company, P.O. Box 46539, Denver, CO 80201-6539, (800) 343-8496.
Certain Funds described in the prospectuses may not be available with your Contract. Appendix B contains a summary of investment objectives and the names of the subadviser, if any, for each Fund.

THE ALGER PORTFOLIOS (CLASS I-2)

The Alger Portfolios is a mutual fund with multiple portfolios, one of which is offered under the Contract. Fred Alger Management, Inc. is the investment adviser to each of the portfolios. The following Class I-2 portfolio is available under the Contract:

 Alger Small Cap Growth Portfolio

AMERICAN FUNDS INSURANCE SERIES(R) (CLASS 2)

American Funds Insurance Series(R) is a mutual fund with multiple funds, three of which are offered under the Contract. Capital Research and Management Company is the investment adviser to each Series. The following Class 2 funds are available under the Contract:

 American Funds Global Small Capitalization Fund
 American Funds Growth Fund
 American Funds Growth-Income Fund

DWS VARIABLE SERIES I (CLASS A)

DWS Variable Series I is a mutual fund with multiple series, one of which is offered under the Contract. Deutsche Investment Management Americas Inc. is the investment adviser to each series. The following Class A series is available under the Contract:

 DWS International VIP (1)

FIDELITY VARIABLE INSURANCE PRODUCTS (INITIAL CLASS)

Fidelity Variable Insurance Products is a mutual fund with multiple portfolios, five of which are offered under the Contract. Fidelity Management & Research Company (FMR) is the investment adviser to each of the portfolios. The following Initial Class portfolios are available under the Contract:

 Asset Manager/SM/ Portfolio
 Contrafund(R) Portfolio
 Growth Portfolio
 Money Market Portfolio
 Overseas Portfolio (2)

MET INVESTORS SERIES TRUST (CLASS A)

Met Investors Series Trust is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of MetLife Investors USA, is the investment manager of Met Investors Series Trust. MetLife Advisers, LLC has engaged subadvisers to provide investment advice for the individual portfolios. The following Class A portfolios are available under the Contract:

 Invesco Small Cap Growth Portfolio
 Lord Abbett Bond Debenture Portfolio
 MFS(R) Research International Portfolio
 Morgan Stanley Mid Cap Growth Portfolio
 PIMCO Total Return Portfolio


 T. Rowe Price Large Cap Value Portfolio
 Third Avenue Small Cap Value Portfolio

METROPOLITAN SERIES FUND (CLASS A)

Metropolitan Series Fund is a mutual fund with multiple portfolios. MetLife Advisers, LLC is the investment adviser for all of the portfolios. MetLife Advisers, LLC has engaged subadvisers to provide investment advice for the individual portfolios. The following Class A portfolios are available under the
Contract:


 Barclays Aggregate Bond Index Portfolio

 BlackRock Bond Income Portfolio

 BlackRock Capital Appreciation Portfolio

 BlackRock Large Cap Value Portfolio


 Davis Venture Value Portfolio
 Met/Artisan Mid Cap Value Portfolio
 MetLife Mid Cap Stock Index Portfolio
 MetLife Stock Index Portfolio
 MFS(R) Total Return Portfolio
 MFS(R) Value Portfolio
 MSCI EAFE(R) Index Portfolio
 Neuberger Berman Genesis Portfolio
 Russell 2000(R) Index Portfolio

 T. Rowe Price Large Cap Growth Portfolio

 T. Rowe Price Small Cap Growth Portfolio

T. ROWE PRICE GROWTH STOCK FUND, INC.(2)

The T. Rowe Price Growth Stock Fund, Inc. is a mutual fund. T. Rowe Price Associates, Inc. is the investment adviser for the fund.


(1) Not available under Retirement Companion Contracts.
(2) Not available for 403(b) plans.

[SIDE BAR: While the Series and their comparably named Funds may have names, investment objectives and management which are identical or similar to publicly available mutual funds, these are not those retail mutual funds. The Funds most likely will not have the same performance experience as any retail mutual fund. Moreover, a Series that invests in a retail fund will have lower investment performance than the retail fund due to Contract charges and expenses.]
Shares of each Fund are purchased for the corresponding Series. These Funds invest in stocks, bonds and other investments. All dividends declared by the Funds are earned by the Separate Account and reinvested. Therefore, no dividends are distributed to you under the Contract. Instead, dividends generally increase the Accumulation or Annuity Unit Value. You pay no transaction expenses (i.e., front-end or back-end load sales charges) as a result of the Separate Account's purchase or sale of these Fund shares.

The Funds listed above other than the T. Rowe Price Growth Stock Fund, Inc. are available only by purchasing annuities and life insurance policies offered by MetLife Investors USA or by other insurance companies and are never sold directly to the public. The shares of each Fund are purchased, without sales charge, for the corresponding Series at the next net asset value per share determined by a Fund after your payment is received by MetLife Investors USA. Fund shares will be redeemed by the Series to the extent necessary for MetLife Investors USA to make annuity or other payments under the Contracts.

Each of the Funds is a portfolio or series of an open-end management investment company registered with the SEC under the 1940 Act. Registration does not involve supervision by the SEC of the investment or investment policies of the Funds. There can be no guarantee that a Fund will meet its investment objectives.

A Fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative instruments, non-investment grade securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.

[SIDE BAR: The Funds are more fully described in the Fund prospectuses and their Statements of Additional Information.]

The Funds are available to other registered separate accounts offering variable annuity and variable life products in addition to MetLife Investors USA's Separate Account. In the future, a conflict may develop between one or more separate accounts invested in the same Fund. The conflict could develop due to change in the law affecting variable annuity products or from differences in voting instructions of owners of the different separate accounts. MetLife Investors USA monitors the Series for this type of conflict and will remedy the situation if such a conflict develops. This may include the withdrawal of amounts invested in the Funds by you and other Participants and Owners.

CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE FUNDS. An investment adviser (other than our affiliate MetLife Advisers, LLC) or subadviser of a Fund or its affiliates may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the Contracts and, in MetLife Investors USA's role as intermediary, with respect to the Funds. MetLife Investors USA and its affiliates may profit from these payments.

These payments may be derived, in whole or in part, from the advisory fee deducted from Fund assets. Contract Owners, through their indirect investment in the Funds, bear the costs of these advisory fees (see the Funds' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Funds attributable to the Contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay us more than others. These percentages currently range up to 0.50%. Additionally, an investment adviser (other than our affiliate, Metlife Advisers, LLC) or subadviser of a Fund or its affiliates may provide us with wholesaling services that assist in the distribution of the Contracts and may pay us and/or certain affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or its affiliate) with increased access to persons involved in the distribution of the Contracts.

We and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment adviser, MetLife Advisers, LLC, which is formed as a "limited liability company." Our ownership interests in MetLife Advisers, LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Funds. We will benefit accordingly from assets allocated to the Funds to the extent they result in profits to the adviser. (See "Fee Tables and Examples - Fund Expenses" for information on the management fees paid by the Funds and the Statement of Additional Information for the Funds for information on the management fees paid by the adviser to the subadvisers.)


Certain Funds have adopted a Distribution Plan under Rule 12b-1 of the 1940 Act. A Fund's 12b-1 Plan, if any, is described in more detail in the Fund's prospectus. (See "Fee Tables and Examples - Fund Expenses" and "Principal Underwriter.") Any payments we receive pursuant to those 12b-1 Plans are paid to us or to our Distributor. Payments under a Fund's 12b-1 Plan decrease the Fund's investment return.

HOW WE SELECT THE FUNDS. We select the Funds offered through the Contract based on a number of criteria, including asset class coverage, the strength of the adviser's or sub-adviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Fund's adviser or sub-adviser is one of our affiliates or whether the Fund, its adviser, its sub-adviser(s), or an affiliate will make payment to us or our affiliates. For additional information on these arrangements, see "Certain Payments We Receive with Regard to the Funds" above. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to Funds advised by our affiliates than those that are not, we may be more inclined to offer Funds advised by our affiliates in the variable insurance products we issue. In some cases, we have included Funds based on recommendations made by selling firms. These selling firms may receive payments from the Funds they recommend and may benefit accordingly from the allocation of Account value to such Funds. We review the Funds periodically and may remove a Fund or limit its availability to new Purchase Payments and/or transfers of Participant's Account value if we determine that the Fund no longer meets one or more of the selection criteria, and/or if the Fund has not attracted significant allocations from Participants. We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series. (See "Principal Underwriter.")


WE DO NOT PROVIDE INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR FUND. YOU BEAR THE RISK OF ANY DECLINE IN THE ACCOUNT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE FUNDS YOU HAVE CHOSEN.

SUBSTITUTION OF FUND SHARES. MetLife Investors USA may substitute shares of another fund for Fund shares if the shares of a Fund are no longer available or further investment in such shares is determined to be inappropriate by MetLife Investors USA's management in view of the purposes of the Contracts. The substituted fund may have different fees and expenses. However, no substitution is allowed unless a majority of the Owners entitled to vote (those who have invested in the Series) and the SEC approves the substitution under the 1940 Act. Furthermore, we may close investment portfolios to allocation of purchase payments or Contract value, or both, at any time in our sole discretion.

PRINCIPAL UNDERWRITER

MetLife Investors Distribution Company ("Distributor"), 5 Park Plaza, Suite 1900, Irvine, California 92614, a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the Financial Industry Regulatory Authority ("FINRA"), is the principal underwriter for the Contracts. FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line. Distributor is a Missouri corporation.

MetLife Investors USA has entered into a distribution agreement with MetLife Investors Distribution Company, for the distribution of the Certificates. We pay compensation to Distributor for sales of the Contracts and Certificates by the selling firm.

We pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for the Distributor's management team, advertising expenses, and other expenses of distributing the contracts. Distributor's management team also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.

We and Distributor have entered into selling agreements with selling firms for the sale of the Contracts. All selling firms receive commissions and they may receive some form of non-cash compensation. These commissions and other incentives or payments are not charged directly to Participants or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the Contract or from our general account. A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits.

We and Distributor pay compensation to all selling firms in the form of commissions and may provide certain types of non-cash compensation. The maximum commission payable for contract sales and additional purchase payments by selling firms is 8.5% of purchase payments. We also pay commissions when a Participant elects to begin receiving Annuity payments. (See "Annuity Benefits
- Variable Annuity Payments.")

We pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of all Purchase Payments allocated to the American Funds Global Small Capitalization Fund, the American Funds Growth Fund and the American Funds Growth-Income Fund, for the services it provides in marketing the Funds' shares in connection with the Contracts.

SERVICING AGENT

MetLife Group, Inc. and Metropolitan Life Insurance Company provide MetLife Investors USA with personnel and administrative services, including: officers, office space, supplies, utilities, office equipment, travel expenses and periodic reports.

CONTRACT CHARGES

MetLife Investors USA deducts the charges described below, and we may also deduct a charge for taxes, if applicable. Unless otherwise specified, charges are deducted proportionately from all Series, and the General Account in which you are invested.

These charges may not be changed under the Contract, and MetLife Investors USA may profit from these charges in the aggregate.

PREMIUM AND OTHER TAXES

MetLife Investors USA reserves the right to deduct from Purchase Payments, surrenders, death benefits or Annuity payments any taxes relating to the Contracts (including, but not limited to, premium taxes) paid by us to any government entity. Examples of these taxes include, but are not limited to, premium tax, generation-skipping transfer tax or a similar excise tax under federal or state law which is imposed on payments we make to certain persons and income tax withholdings on surrenders and Annuity payments to the extent required by law. Premium taxes generally range from 0 to 3.5%, depending on the state. We will, at out sole discretion, determine when taxes relate to the Contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the Participant's Account value at a later date. Payment at any earlier date does not waive any right we may have to deduct amounts at a later date. It is our current practice not to charge premium taxes until Annuity payments begin.

SURRENDER CHARGE

[SIDE BAR: The surrender charge covers marketing expenses for the sale of Contracts, such as commissions to sales personnel and other promotion and acquisition expenses.]

No sales charge is deducted from any Purchase Payment. However, a surrender charge (contingent deferred sales charge) may be imposed on a partial or full surrender of the Participant's Account. During the accumulation phase, you can withdraw part or all of the Participant's Account. For 403(b) Plans only, in the first surrender of each calendar year, you may surrender up to 10% of the value of your interest in the Separate Account without surrender charges, provided that the proceeds are paid solely to the Participant or the Beneficiary. If you withdraw money in excess of 10%, you might have to pay a surrender charge on the excess amount. Withdrawals from 403(b) Plans may be restricted by the Internal Revenue Code.

DIVORCE. A withdrawal pursuant to a divorce or separation instrument is subject to the same surrender charge provisions described in this section, if permissible under tax law. In addition, the withdrawal will reduce the Participant's Account and the death benefit. The withdrawal could have a significant negative impact on the death benefit.

The following schedule shows the surrender charges that apply during the sixty months following each Purchase Payment:

                      Number of Months
                 Since Purchase Payment Date  Surrender Charge
                 ---------------------------------------------
                    60 months or less                7%
                    More than 60 months              0%

The surrender charge is calculated by subtracting from the Series or General Account from which you are withdrawing a Purchase Payment an amount determined as follows:

                             the surrender amount
--------------------------------------------------------------------------------
          1 - the percentage surrender charge expressed as a decimal

[SIDE BAR: The surrender charge covers marketing expenses for the sale of Contracts, such as commissions to sales personnel and other promotion and acquisition expenses.]

If you make a partial surrender, you will receive a check in the amount requested. The surrender charge, if any, will be deducted from the Series from which the partial surrender was taken. If the amount in a particular Series is completely surrendered, the charge will be taken from the remaining Series in which you have an interest.

MetLife Investors USA will not deduct any surrender charge once 9 years have elapsed since your Certificate Date.

EXCEPTIONS TO SURRENDER CHARGE

In some cases, MetLife Investors USA will not charge you the surrender charge when you make a surrender. You do not pay the surrender charge:

..   on transfers made within the Contract;

..   on withdrawals of Purchase Payments you made over 60 months ago;

..   If you die during the pay-in phase. Your Beneficiary(ies) will receive the full death benefit without deduction;

..   If you are a 403(b) Plan Participant and you withdraw no more than 10% of your interest in any calendar year (subject to Internal Revenue Code restrictions);

..   If you are confined to a hospital for at least 30 consecutive days or a skilled nursing home for at least 90 consecutive days. The withdrawal must be in a lump sum and must be requested within 60 days after termination of confinement;

..   When you are an officer, director or full time employee of MetLife
    Investors USA or its affiliates. In this case, the purchase of the Contract is for personal investment purposes only;

..   on required minimum distributions from, or excess contributions to, a qualified contract (but only with respect to amounts required to be distributed from this contract); and

..   If permitted in your state, if you are the Plan Participant and you make a direct transfer of your Participant's Account to another funding option or annuity contract issued by MetLife Investors USA or one of its affiliates and MetLife Investors USA or its affiliate agrees.

ADMINISTRATIVE FEES

An administrative fee of $21.50 plus $2.50 for each Series in which you have Accumulation Units is deducted from your Participant's Account on a yearly basis. The fee is prorated between Series in your Account based on their values on the date of the deduction. Contract administration expenses we incur include:

..   the cost of Contract issuance;

..   rent;

..   stationery and postage;

..   telephone and travel expenses;

..   salaries;

..   legal, administrative, actuarial and accounting fees;

..   periodic reports; and

..   office equipment, and custodial expenses.

The administrative fee will be waived for any Certificate Year during which you contribute Purchase Payments of $2,000 or more or your Participant's Account is $10,000 or more at the end of the Certificate Year.

[SIDE BAR: Please note that deductions are made and expenses paid out of the underlying Funds' assets, as well. A description of these fees and expenses are described in each Fund's prospectus.]

TRANSACTION CHARGES

A $10 transaction charge will be deducted from your Account for each transfer from a Series (see "Transfers") and upon annuitizaton of all or a portion of your Participant's Account (see "Annuity Benefits"). When you make a full or partial surrender, a transaction charge will be deducted from your Participant's Account in an amount equal to the lesser of:

..   $10 or

..   2% of the amount surrendered.


These charges are at cost. MetLife Investors USA does not anticipate profiting from them. Transaction charges for transfers from one Series of the Separate Account to another Series of the Separate Account are currently waived. (See, however, "Description of the Contracts - Restrictions on Transfers.")


MORTALITY AND EXPENSE RISK CHARGE

MetLife Investors USA charges a fee for bearing certain mortality and expense risks under the Contract. Examples of these risks include a guarantee of annuity rates, the death benefits, and assuming the risk that the expense charges and fees are less than actual administrative and operating expenses. As compensation for assuming these risks, MetLife Investors USA will make a daily deduction from the value of the Separate Account's assets equal to 1.25% per year.

If MetLife Investors USA has gains from the receipt of the mortality and expense risk charges over its cost of assuming these risks, it may use the gains as it sees fit. This may include the reduction of expenses incurred in distributing the Contracts.

MetLife Investors USA may voluntarily waive a portion of the mortality and administrative expense risk charges. Any waiver of these expenses may be terminated at any time.

DISTRIBUTION EXPENSE CHARGE

MetLife Investors USA also assumes the risk that surrender charges described above will be insufficient to cover the actual costs of distribution. These costs include:

..   commissions,

..   fees,

..   registration costs,

..   direct and indirect selling expenses (including advertising, sales materials, illustrations, marketing personnel, printing, and related overhead)

As compensation for assuming this risk, MetLife Investors USA will make a deduction of .000274% on a daily basis (0.10% per year) from the value of the Separate Account assets funding the Contract (the staff of the Securities and Exchange Commission deems this charge a deferred sales charge). The distribution expense charge (sales load), together with any contingent deferred sales charge imposed as described under "Surrender Charge" above, will never exceed 9% of purchase payments.

FEDERAL, STATE AND LOCAL TAXES

MetLife Investors USA may in the future deduct charges from the Participant's Account for any taxes it incurs because of the Contracts. However, no deductions are being made at the present time.

FUND EXPENSES

There are deductions from and expenses paid out of the assets of the various Funds, which are described in the fee table in this prospectus and in the Fund prospectuses. These deductions and expenses are not charges under the terms of the Contract but are represented in the share values of the investment options.

FREE LOOK PERIOD

You may cancel your interest in the Contract within a certain time period. This is known as a "free look." Your Free Look Period is the 20-day period (or longer in certain states) starting when you receive your Certificate. If you decide to cancel your interest in the Contract, MetLife Investors USA must receive your request to cancel in writing at its administrative office within the 20-day period. If the Certificate is mailed to MetLife Investors USA, it will be considered to be received on the postmark date. If the Certificate is sent by certified or registered mail, the date of certification or registration will be considered the date of its return to MetLife Investors USA.

The returned Certificate will be treated as if MetLife Investors USA never issued it, and MetLife Investors USA will refund your Purchase Payments or, if required by state law, the greater of the Purchase Payments or the Participant's Account. Purchase Payments that you make to the Separate Account will be allocated to the Money Market Portfolio for the number of days of the Free Look Period required by the state in which you live. At the end of the Free Look Period, the account value in the Money Market Portfolio will be reallocated to the Series of the Separate Account that you selected in your Contract application.

DEFERRED COMPENSATION PLANS

For qualified Section 457 deferred compensation Plans, MetLife Investors USA may agree to reduce or waive the administrative fees, transaction charges, and the distribution expense fee. Also, deductions for sales charges may be reduced or waived if a surrender is the result of your:

..   death,

..   disability,

..   retirement,

..   termination of employment,

..   unforseeable emergency, or

..   transfer to another investment provider.

DESCRIPTION OF THE CONTRACTS

GENERAL

The Contracts (known as the Flexible Bonus Annuity, Form 226R1) are group contracts designed to provide annuity benefits to employees of the following:

..   Public School Systems;

..   Churches;

..   Certain tax-exempt organizations under Section 501(c)(3) of the Code;

..   Employees covered under various types of Section 457 deferred compensation
    Plans; and

..   Retirement plans held by trusts which qualify under Section 401 of the Code.

The Contracts are designed to fulfill long-term financial needs. They should not be considered as short-term or temporary investments.

A group Contract is issued to an employer or organization which is the Owner. This Contract covers all present and future Participants. After completing an enrollment form and arranging for Purchase Payments to begin, except as provided below, you and all other Participants will receive a Certificate that gives you a summary of the Contract provisions. This Certificate also serves as evidence of your participation in the Plan. NO CERTIFICATES ARE ISSUED TO PARTICIPANTS UNDER DEFERRED COMPENSATION OR QUALIFIED CORPORATE RETIREMENT PLANS.

The group Contracts may be restricted by the Plan as to your exercise of certain rights provided under the Contracts. You should refer to the Plan for information concerning these restrictions.

Due to IRS regulations affecting 403(b) plans, we will only issue new Certificates where your employer currently permits salary reduction contributions to be made to the Certificate.

ASSIGNMENT

If permitted by the Plan, you may assign your interest in the Contract by providing MetLife Investors USA with written notice. Where a Contract is issued in connection with a non-governmental deferred compensation plan, all rights and powers under the Contract are vested in the Owner, not you.

MetLife Investors USA will not be bound by the assignment until written notice of the assignment is recorded by us. We will not be liable for any payment or other action we take in accordance with the Contract before we record the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.

PURCHASE PAYMENTS

You may make Purchase Payments yearly, semi-yearly, quarterly, monthly, or in periods agreed to by MetLife Investors USA. You may change when you make Purchase Payments if permitted by the Plan. The minimum Purchase Payment is $20, with a yearly minimum of $240 (or such lesser amount as is required by federal tax law). Purchase Payments may be allocated to the Separate Account, the General Account, or between them according to your decision. You will periodically receive a confirmation of Purchase Payments which have been received.

We accept Purchase Payments made by check or cashier's check. We do not accept cash, money orders or traveler's checks. We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Payment of Surrender Amount.")

If you send a Purchase Payment or transaction request to an address other than the one we have designated for receipt of such Purchase Payments or requests, we may return the Purchase Payment to you, or there may be a delay in applying the Purchase Payment or transaction to your Participant's Account.

TRANSFERS

ACCUMULATION UNITS


Except as otherwise limited under restrictions on transfer, you may transfer Accumulation Units from one Series to another or from a Series to the General Account at any time.


You may not make a transfer from the General Account to Accumulation Units of a Series of more than 20% of your interest in the General Account in any one year. It is important to note that it will take over 10 years (assuming no additional purchase payments or transfers into the General Account and discounting any accrued interest) to make a complete transfer of your interest from the General Account to Accumulation Units of a Series because of the transfer allowance restriction indicated above. This is because the 20% transfer allowance is based on a declining interest in the General Account rather than transfers based upon a fixed number of years. For example (based upon the assumptions above), if your initial interest in the General Account is $100, the 20% transfer allowance only allows you to transfer up to $20 the first year. If you transfer the maximum transfer allowance that year, you may only transfer up to $16 the following year based on the 20% transfer allowance of the $80 interest remaining in the General Account for the year. It is important to consider when deciding to invest in the General Account whether this 20% transfer allowance restriction fits your risk tolerance and time horizon.

Your transfer instructions must be in writing or, if permitted by MetLife Investors USA, by telephone, Internet or other means approved by MetLife Investors USA. If MetLife Investors USA permits transfers by telephone, you will be required to complete an authorization on the Certificate enrollment or on another form that MetLife Investors USA may require. MetLife Investors USA will employ reasonable procedures to confirm that telephone or Internet instructions are genuine. This will include a requirement that you provide one or more forms of personal identification when requesting a transfer. MetLife Investors USA will not be liable for following instructions it reasonably believes to be genuine.

Because telephone or Internet transactions will be available to anyone who provides certain information about you or your Contract, you should protect that information. We may not be able to verify that you are the person providing telephone or Internet instructions, or that you have authorized any such person to act for you.

Telephone or computer systems may not always be available. Any telephone or computer system can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request in writing to MetLife Investors USA Insurance Company, P.O. Box 46539, Denver, CO 80201-6539.

Transfers will be effected on the first Valuation Date after receipt of written, telephone or Internet instructions. Accumulation Unit values are determined as of the close of trading on the New York Stock Exchange, which is currently usually 4:00 p.m. Eastern time. If your transfer instructions are received up to that time your transfer will be effected at the value calculated on that Valuation Date. If your instructions are received after the close of trading on a valuation day, your transfer instructions will be carried out at the value next calculated.

ANNUITY UNITS

You may convert Annuity Units from one Series to another at any time. You may not convert Annuity Units from a Series to the General Account. However, any amounts that you have in the General Account that have not been applied to a fixed annuity income option may be transferred to Annuity Units in one or more Series for Variable Annuity payments. Conversions of Annuity Units may only be requested in writing and will be effective on the first valuation following receipt of the instructions.

MINIMUM TRANSFER

A minimum of $500 must be transferred from any Series or from the General Account. The value of the Accumulation and Annuity Units transferred will be calculated as of the close of business on the day that the transfer occurs.


RESTRICTIONS ON TRANSFERS

RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from Participants to make transfers may dilute the value of a Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Fund and the reflection of that change in the

Fund's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Funds, which may in turn adversely affect Participants and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Funds (i.e., Alger Small Cap Growth Portfolio, American Funds Global Small Capitalization Fund, American Funds Growth Fund, American Funds Growth-Income Fund, DWS International VIP, Fidelity VIP Overseas Portfolio, Lord Abbett Bond Debenture Portfolio, Invesco Small Cap Growth Portfolio, MFS(R) Research International Portfolio, Third Avenue Small Cap Value Portfolio, MSCI EAFE(R) Index Portfolio, Neuberger Berman Genesis Portfolio, Russell 2000(R) Index Portfolio and T. Rowe Price Small Cap Growth Portfolio - (the "Monitored Portfolios") and we monitor transfer activity in those Monitored Portfolios. In addition, as described below, we treat all American Funds Insurance Series portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield Portfolios, in a 12-month period there were, (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Participant's Account value; and (3) two or more "round-trips" involving any Fund in the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. We do not believe that other Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer ACTIVITY IN THOSE FUNDS. We may change the Monitored Portfolios at any time without notice in our sole discretion.

As a condition to making their Funds available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Portfolios under our current frequent transfer policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction, during which period we will require all transfer requests to or from an American Funds portfolio to be submitted with an original signature. Further, as Monitored Portfolios, all American Funds portfolios also will be subject to our current frequent transfer policies, procedures and restrictions (described below), and transfer restrictions may be imposed upon a violation of either monitoring policy.

Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolios under that Contract to be submitted in writing with an original signature. A first occurrence will result in the imposition of this restriction for a six-month period; a second occurrence will result in the permanent imposition of the restriction.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Contract Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Contract Owners and other persons with interests in the Contracts. We do not accommodate frequent transfers in any Fund and there are no arrangements in place to permit any Contract Owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.

The Funds may have adopted their own policies and procedures with respect to frequent transfers in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Funds, we have entered into a written agreement, as required by SEC regulation, with each Fund or its principal underwriter that obligates us to provide to the Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent transfer policies established by the Fund.

In addition, Contract Owners and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Funds generally are "omnibus" orders from intermediaries such as retirement plans or separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance products and/or individual retirement plan participants. The omnibus nature of these orders may limit the Funds in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Funds (and thus Participants) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Funds. If a Fund believes that an omnibus order reflects one or more transfer requests from Participants engaged in frequent trading, the Fund may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single Participant). You should read the Portfolio prospectuses for more details.

RESTRICTIONS ON LARGE TRANSFERS/REALLOCATIONS. Large transfers may increase brokerage and administrative costs of the underlying Funds and may disrupt portfolio management strategy, requiring a Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Funds except where the portfolio manager of a particular underlying Portfolio has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in the imposition of this restriction for a six-month period; a second occurrence will result in the permanent imposition of the restriction.


LOANS -- 403(B) PLANS ONLY

If you are in a 403(b) Plan, you may obtain a loan under the Contract from the value of your Participant's Account allocated to the General Account. Accumulation Units in the Separate Account are taken into account in determining the maximum amount of the loan. You would then be permitted to transfer Accumulation Units from the Separate Account to the General Account before the loan is made. Your Participant's Account serves as the only security for the loan. MetLife Investors USA may terminate a loan at its discretion in the event of a request for surrender.

The Internal Revenue Code imposes limits on the amounts, duration, and repayment schedule for all 403(b) plan loans. If the Plan is subject to the requirements of Title 1 of the Employee Retirement Income Security Act of 1974, eligibility for, and the terms and conditions of the loan may be further limited by the terms of the Plan and will be determined by the plan administrator or other designated Plan official.

Loan proceeds may cause you to incur tax liability (see "Federal Tax Considerations").

MetLife Investors USA may modify or terminate the granting of loans at any time, provided that any modification or termination will not affect outstanding loans.

Fees may be charged for loan set-up and administration. Currently, the loan set-up fee is $50. This amount is deducted from the proceeds. At this time, there is no fee for administration.

MODIFICATION OF THE CONTRACTS

MetLife Investors USA must make Annuity payments involving life contingencies at no less than the minimum guaranteed Annuity rates incorporated into the Contracts, even if actual mortality experience is different.

MetLife Investors USA is legally bound under the Contract to maintain these Annuity purchase rates. MetLife Investors USA must also abide by the Contract's provisions concerning:

..   death benefits

..   deductions from Purchase Payments

..   deductions from Participant's Accounts for transaction charges

..   deductions from the Separate Account for actuarial risk and administrative expense risk fees

..   guaranteed rates with respect to fixed benefits

MetLife Investors USA and the Owner may change the Contract by mutual agreement at any time. No such change may affect any Participant's Account where the Participant's interest is nonforfeitable, without the written consent of that Participant. Changes must be made in writing. Any changes must comply with state laws where the Contract is delivered. MetLife Investors USA may change such provisions without your consent to the extent permitted by the Contract, but only:

..   with respect to any Purchase Payments received as a tax free transfer under the Code after the effective date of the change;

..   with respect to benefits and values provided by Purchase Payments made after the effective date of the change to the extent that such Purchase Payments in any Certificate Year exceed the first year's Purchase Payments; or

..   to the extent necessary to conform the Contract to any Federal or state law, regulation or ruling.

If you have any questions about any of the provisions of your Contract, you may write or call:

MetLife Investors USA Insurance Company
P.O. Box 46539
Denver, CO 80201-6539
Phone: (800) 283-4536

CREDITING ACCUMULATION UNITS IN THE SEPARATE ACCOUNT

MetLife Investors USA will credit Accumulation Units to a Series upon receipt of your Purchase Payment or transfer. MetLife Investors USA determines the number of Accumulation Units to be credited to a Series by dividing the net amount allocated to a Series out of your Purchase Payment by the value of an Accumulation Unit in the Series next computed following receipt of the Purchase Payment or transfer.

SEPARATE ACCOUNT ACCUMULATION UNIT CURRENT VALUES
[SIDE BAR: The Net Investment Factor is an index of the percentage change (adjusted for distributions by the Fund and the deduction of the mortality and expense risk and distribution expense charges) in the net asset value of the Fund in which a Series is invested, since the preceding Valuation Date. The net investment factor may be greater or less than 1 depending upon the Fund's investment performance.]
The current value of Accumulation Units of a particular Series depends upon the investment experience of the Fund in which the Series invests its assets. Purchase Payments and transfer requests are credited to a Participant's Account on the basis of the Accumulation Unit value next determined after receipt of a Purchase Payment or transfer request. The value of Accumulation Units is determined each Business Day as of the close of trading on the New York Stock Exchange (currently 4:00 p.m. Eastern time ). The value is calculated by multiplying the value of an Accumulation Unit in the Series on the immediately preceding Valuation Date by the net investment factor for the period since that day. The NET INVESTMENT FACTOR is determined for any Business Day by dividing
(i) the net asset value of a share of the Fund which is represented by such Series at the close of business on such day, plus the per share amount of any distributions made by such Fund on such day by (ii) the net asset value of a share of such Fund determined as of the close of business on the preceding Business Day and then subtracting from the result the daily factors for mortality and expense risks (.003699%) for each calendar day between the preceding Business Day and the end of the current Business Day. You bear the risk that the aggregate current value invested in the Series may at any time be less than, equal to or more than the amount that you originally allocated to the Series.

SURRENDER FROM THE SEPARATE ACCOUNT

You may surrender all or a portion of the cash value of your Participant's Account at any time prior to the Annuity Date. A surrender may result in adverse Federal income tax consequences to you including current taxation on the distribution and a penalty tax on the early withdrawal and may be restricted by the plan or Federal tax law. These consequences are discussed in more detail under "Federal Tax Considerations." You should consult your tax adviser before making a withdrawal.

The surrender value of your Participant's Account in the Separate Account prior to the Annuity Date is determined by multiplying the number of

Accumulation Units for each Series credited to your Contract by the current value of an Accumulation Unit in the Series and subtracting any applicable surrender charges. MetLife Investors USA will determine the value of the number of Accumulation Units withdrawn at the next computed Accumulation Unit value.

If you request a partial surrender from more than one Series you must specify the allocation of the partial surrender among the Series. You may not make a partial surrender if the surrender would cause your interest in any Series or the General Account to have an after surrender value of less than $200. However, if you are withdrawing the entire amount allocated to a Series these restrictions do not apply.

PAYMENT OF SURRENDER AMOUNT

Payment of any amount surrendered from a Series will be made to you within seven days of the date that MetLife Investors USA receives your written request.

MetLife Investors USA may suspend surrenders when:

..   The SEC restricts trading on the New York Stock Exchange or the Exchange is closed for other than weekends or holidays.

..   The SEC permits the suspension of withdrawals.

..   The SEC determines that an emergency exists that makes disposal of portfolio securities or valuation of assets of the Funds not reasonably practicable.

We may withhold payment of surrender, withdrawal or loan proceeds if any portion of those proceeds would be derived from a Contract Owner's check that has not yet cleared (I.E., that could still be dishonored by your banking institution). We may use telephone, fax, Internet or other means of communications to verify that payment from the Contract Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.

ACCOUNT STATEMENTS

You will receive a written account statement each calendar quarter in which a transaction occurs before the Annuity Date. Even if you do not engage in any transactions you will receive at least one written account statement per year. The statement shows:

..   all transactions for the period being reported

..   the number of Accumulation Units that are credited to your Participant's
    Account in each Series

..   the current Accumulation Unit value for each Series

..   your Participant's Account as of the end of the reporting period

MetLife Investors USA is careful to ensure the accuracy of calculations and transfers to and within the Separate Account. However, errors may still occur. You should review your statements and confirmations of transactions carefully and promptly advise MetLife Investors USA of any discrepancy. Allocations and transfers reflected in a statement will be considered final at the end of 60 days from the date of the statement.

VARIABLE ANNUITY PAYMENTS

The value of your Participant's Account in each Series may be applied to provide you with Variable Annuity payments. The dollar amount of the Variable Annuity payments that you receive will reflect the investment experience of the Series, but will not be affected by adverse mortality experience which may exceed the mortality risk charge established under the Contract.

ASSUMED INVESTMENT RETURN

Unless you elect otherwise, the Assumed Investment Return is 4.25% per year. If the laws and regulations of your State allow, you may elect an Assumed Investment Return of 3.50%, 5% or 6%. The Assumed Investment Return does not bear any relationship to the actual net investment experience of the Series.

Your choice of Assumed Investment Return affects the pattern of your Annuity payments. Your Annuity payments will vary from the Assumed Investment Return depending on whether the investment experience of the Series in which you have an interest is better or worse than the Assumed Investment Return. The higher your Assumed Investment Return, the higher your first Annuity payment will be. Your next payments will only increase in proportion to the amount by which the investment experience of your chosen Series exceeds the Assumed Investment Return and Separate Account charges. Likewise, your payments will decrease if the investment experience of your chosen Series is less than the Assumed Investment Return and Separate Account charges. A lower Assumed Investment Return will result in a lower initial Annuity payment, but subsequent Annuity payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the Series. Conversely, a higher Assumed Investment Return would result in a higher initial payment than a lower Assumed Investment Return, but later payments will rise more slowly or fall more rapidly.

ELECTION OF ANNUITY DATE AND FORM OF ANNUITY

You choose the Annuity Date and the form of Annuity payment.

ELECTION OF ANNUITY DATE

If you do not choose an Annuity Date at least thirty-one days before Annuitization, your Normal Annuity Date automatically will be the later of:

..   the month in which you attain age 75, or

..   the date you are required to take a distribution under the terms of the
    Plan to which the Contract was issued.

You may select an optional Annuity Date that is earlier than the Normal Annuity Date described above. This Annuity Date may be the first day of any month before the Normal Annuity Date.

Please note that Qualified Contracts may require a different Normal Annuity Date and may prohibit the selection of certain optional Annuity Dates.

[SIDE BAR: There are two people who are involved in payments under your
Annuity: -  you - the Beneficiary]

FORM OF ANNUITY

Currently, MetLife Investors USA provides you with five forms of Annuity payments. Each Annuity payment option, except Option 5, is available on both a Fixed Annuity payment and Variable Annuity payment basis. Option 5 is available on a Fixed Annuity payment basis only.

OPTION 1 -- LIFE ANNUITY

You receive Annuity payments monthly during your lifetime. These payments stop with the last payment due before your death. Because MetLife Investors USA does not guarantee a minimum number of payments under this arrangement, this option offers the maximum level of monthly payments, involving a life contingency.

OPTION 2 -- LIFE ANNUITY WITH 120, 180, OR 240 MONTHLY PAYMENTS CERTAIN

You receive a guaranteed minimum number of monthly Annuity payments during your lifetime. In addition, MetLife Investors USA guarantees that your Beneficiary will receive monthly payments for the remainder of the period certain, if you die during that period.

OPTION 3 -- INSTALLMENT REFUND LIFE ANNUITY

An Annuity payable monthly during the lifetime of an individual. You receive a guaranteed minimum number of monthly payments which are equal to the amount of your Participant's Account allocated to this option divided by the first monthly payment. If you die before receiving the minimum number of payments, the remaining payments will be made to your Beneficiary.

OPTION 4 -- JOINT AND LAST SURVIVOR LIFE ANNUITY

You receive Annuity payments monthly during the lifetime of you and another payee (the joint payee) and payments are made during the lifetime of the survivor of the two of you. MetLife Investors USA stops making payments with the last payment before the death of the last surviving payee. MetLife Investors USA does not guarantee a minimum number of payments under this arrangement. For example, you or the other payee might receive only one Annuity payment if both of you die before the second Annuity payment. The election of this option is ineffective if either of you dies before Annuitization. In that case, the survivor becomes the sole payee, and MetLife Investors USA does not pay death proceeds because of the death of the other payee.

OPTION 5 -- PAYMENTS FOR A DESIGNATED PERIOD (FIXED ANNUITY ONLY)

MetLife Investors USA makes Annuity payments monthly to you or to the Beneficiary at your death, for a selected number of years ranging from five to thirty. The amount of each payment will be based on an interest rate determined by MetLife Investors USA that will not be less than an assumed rate of return of 3.50% per year. You may not commute Fixed Annuity payments to a lump sum under this option. If your Contract is a Qualified Contract, this option may not always satisfy minimum required distribution rules. Consult a tax advisor before electing this option.

Due to underwriting, administrative or Internal Revenue Code considerations, there may be limitations on payments to the survivor under Option 4 and/or the duration of the guarantee period under Options 2 and 5.

If you do not choose a form of Annuity payment, Option 2, a life annuity with a guaranteed minimum of 120 monthly payments, will automatically be applied under the Contract. You may make changes in the optional form of Annuity payment at any time until 31 days before the Annuity date.

The first year's Annuity payment described in Options 1 - 4 is calculated on the basis of:

..   the mortality table specified in the Contract

..   the age, and where permitted, the sex of the Annuitant

..   the type of Annuity payment option selected, and

..   the assumed investment return selected.

For example, if you select an Annuity Option that guarantees payments for your lifetime and your spouse's lifetime, your payments will be lower than if you selected an Annuity Option with payments over only your lifetime. Annuity Options that guarantee that payments will be made for a certain number of years regardless of whether you are alive (such as a Life Annuity with 120, 180, or 240 Monthly Payments Certain and Installment Life Refund Annuity) result in payments smaller than with Annuity Options without such guarantee (such as Life Annuity and Joint and Last Survivor Life Annuity). In addition, to the extent the Annuity Option has a guarantee period, choosing a shorter guarantee period will result in each payment being larger.

If you were issued a certificate before state law mandated unisex annuity rates (if applicable in your state) and that certificate had annuity rates that took the annuitant's sex into account, the annuity rates we use for that certificate will not be less than the guaranteed rates in the certificate when it was issued.

The Fixed Annuity payments described in Option 5 are calculated on the basis of:

..   the number of years in the payment period, and

..   the interest rate guaranteed with respect to the option.

Fixed Annuities are funded through the General Account of MetLife Investors USA.

FREQUENCY OF PAYMENT

Your payments under all options will be made on a monthly basis unless you and MetLife Investors USA have agreed to a different arrangement.

Payments from each Series must be at least $50. If a payment from a Series will be less than $50, MetLife Investors USA has the right to decrease the frequency of payments so that each payment from a Series will be at least $50.

LEVEL PAYMENTS VARYING ANNUALLY

Your Variable Annuity payments are determined yearly rather than monthly. As a result, you will receive a uniform monthly Annuity payment for each Annuity year. The level of payments for each year is based on the investment performance of the Series up to the Valuation Date as of which the payments are determined for the year. As a result, the amounts of the Annuity payments will vary with the investment performance of the Series from year to year rather than from month to month. Your monthly Variable Annuity payments for the first year will be calculated on the last Valuation Date of the second calendar week before the Annuity date. The amount of your monthly Variable Annuity payments will be calculated using a formula described in the Contract. On each anniversary of the Annuity date, MetLife Investors USA will determine the total monthly payments for the year then beginning. These payments will be determined by multiplying the number of Annuity units in each Series from which payments are to be made by the annuity unit value of that Series for the valuation period in which the first payment for that period is due.

After calculating the amount due to you, MetLife Investors USA transfers the amount of the year's Variable Annuity payments to a General Account at the beginning of the year. Although the amount in the Separate Account is credited to you and transferred to the General Account, you do not have any property rights in this amount. You do have a contractual right to receive your Annuity payments.

The monthly Annuity payments for the year are made from the General Account with interest using the standard assumed investment return of 4.25% or the Assumed Investment Return that you selected. As a result, MetLife Investors USA will experience profits or losses on the amounts placed in the General Account in providing level monthly payments to you during the year that meet the Assumed Investment Return that you selected. For example, if the net investment income and gains in the General Account are lower than the Assumed Investment Return selected, MetLife Investors USA will experience a loss.


You will not benefit from any increases or be disadvantaged from any decreases in any Annuity Unit Values during the year because the Annuity payments for that year are set at the beginning of the year. These increases and decreases will be reflected in the calculation of Annuity payments for the following year.

ANNUITY UNIT VALUES

This is how MetLife Investors USA calculates the Annuity Unit Value for each
Series:

..   First, MetLife Investors USA determines the change in investment experience
    (including any investment-related charge) for the underlying Fund from the previous trading day to the current trading day.

..   Next, it subtracts the daily equivalent of your insurance-related charge
    (general administrative expense and mortality and expense risk charges) for each day since the last day the Annuity Unit Value was calculated.

..   Then, it divides the result by the quantity of one plus the weekly equivalent of your Assumed Investment Return.

..   Finally, the previous Annuity Unit Value is multiplied by this result.

DEATH BEFORE THE ANNUITY DATE

If you die before the Annuity Date, your Beneficiary(ies) will receive a death benefit that is equal to the Participant's Account.

If you are younger than age 65 at the time of your death, your Beneficiary(ies) will be entitled to receive a lump sum settlement equal to the greater of:

..   your Purchase Payments less partial withdrawals or amounts already applied to Annuity payments (including any applicable surrender charge); or

..   your Participant's Account.

Your Beneficiary(ies) receive the death benefit as either:

1) A lump sum that must be made within five (5) years of your death; or

2) Annuity income under Annuity Income Options One, Two or Five described in
   Article 7 of the Contract.

If your Beneficiary(ies) chooses one of the Annuity income options:

..   Payments must begin within one year of your death (However, if your spouse is the sole designated beneficiary under a Qualified Contract, your spouse may delay commencement of payments to the date that you would have reached 70 1/2.)

..   The guaranteed period under Option Two or the designated period under
    Option Five may not be longer than the Beneficiary's life expectancy under applicable tables specified by the Internal Revenue Service.

..   The Participant's Account on the date of the first Annuity payment will be used to determine the amount of the death benefit.

The death benefit will be determined when MetLife Investors USA receives both due proof of death and an election for the payment method. Note that if MetLife Investors USA is notified of your death before any requested transaction is completed (including transactions under a dollar cost averaging or reallocation program), we will cancel the request.

If your spouse is your sole Beneficiary under an IRA, he or she may choose to succeed to your rights as Participant rather than to take the death benefit.

Under the Internal Revenue Code, spousal continuation and certain distribution options are available only to a person who is defined as a "spouse" under the Federal Defense of Marriage Act or other applicable Federal law. All Contract provisions will be interpreted and administered in accordance with the requirements of the Internal Revenue Code. Therefore, under current Federal law, a purchaser who has or is contemplating a civil union or same-sex marriage should note that the favorable tax treatment afforded under Federal law would not be available to such same-sex partner or same-sex spouse. Same-sex partners or spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax adviser.

If you have more than one Beneficiary living at the time of your death, each will share the proceeds of the death benefit equally unless you elect otherwise.

If you outlive all of your Beneficiaries, the death benefit will be paid to your estate in a lump sum. No Beneficiary shall have the right to assign or transfer any future payments under the Options, except as provided in the election or by law.

You will also be considered to have outlived your Beneficiary(ies) in the following situations:

..   Your Beneficiary(ies) and you die at the same time.

..   Your Beneficiary(ies) dies within 15 days of your death and proof of your death is received by MetLife Investors USA before the date due.

Proof of death includes a certified death certificate, or attending physician's statement, a decree of a court of competent jurisdiction as to the finding of death, or other documents that MetLife Investors USA agrees to accept as proof of death.

DEATH AFTER THE ANNUITY DATE

If the Annuitant dies on or after the Annuity Date, the amounts payable to the Beneficiary(ies) or other properly designated payees will consist of any continuing payments under the Annuity Payment option in effect. In this case, the Beneficiary will:

..   have all the remaining rights and powers under a Contract, and

..   be subject to all the terms and conditions of the Contract.

If none of your Beneficiaries survive the Annuitant, the value of any remaining payments certain on the death of Annuitant, calculated on the basis of the assumed investment return that you previously chose, will be paid in a lump sum to the Annuitant's estate unless other provisions have been made and approved by MetLife Investors USA. This value is calculated on the next day of payment following receipt of due proof of death.

Unless otherwise restricted, a Beneficiary receiving variable payments under Option Two or Three may elect at any time to receive the present value of the remaining number of Annuity payments certain in a lump sum payment after the death of an Annuitant. The present value of the remaining Annuity payments will be calculated on the basis of the assumed investment return previously selected. This lump sum payment election is not available to a Beneficiary receiving Fixed Annuity payments.


ABANDONED PROPERTY REQUIREMENTS

Every state has unclaimed property laws which generally declare non-ERISA (Employee Retirement Income Security Act of 1974) annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, after a thorough search, we are still unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or you last resided, as shown on our books and records, or to our state of domicile. ("Escheatment" is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To prevent your Contract's proceeds from being paid to the state abandoned or unclaimed property office, it is important that you update your Beneficiary designations, including addresses, if and as they change. Please contact us to make such changes.

FEDERAL TAX CONSIDERATIONS

FEDERAL TAX CONSIDERATIONS

The following general discussion of the federal income tax consequences under this Contract is not intended to cover all situations, and is not meant to provide tax advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax adviser regarding your personal situation. Additional tax information is included in the SAI. (Neither this Prospectus nor the SAI addresses state, local or foreign tax matters.)

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for money put into an annuity. The Internal Revenue Code (the "Code") governs how this money is ultimately taxed. There are different rules for Qualified and Non-qualified Contracts and depending on how the money is distributed, as briefly described below.

You generally will not be taxed on increases in the value of your Contract until a distribution occurs--either as a withdrawal or as an Annuity payment. This concept is known as tax deferral. In addition, MetLife Investors USA will not be taxed on the investment income and capital gains of the Separate Account.

In some circumstances, owners of variable annuity contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contracts, we believe that the owner of a contract should not be treated as the owner of the separate account assets. We reserve the right to modify the contract to bring it into conformity with applicable standards should such modification be necessary to prevent an owner of the contract from being treated as the owner of the underlying separate account assets.

[SIDE BAR: A Qualified Contract is a Contract that is purchased for certain types of tax-advantaged retirement plans (previously defined as "qualified plans"). For purposes of this Prospectus, qualified plans include: Section 401 Plans and 403(a)(pension and profit-sharing plans, including plans for the self-employed) Section 403(b) Plans (tax-deferred annuities) Section 457(b) Plans (eligible deferred compensation plans of State and local governmental employees or other tax exempt employees)( "eligible Section 457 plan") Traditional Individual Retirement Accounts and Annuities ("IRAs") Roth IRAs A Non-qualified Contract is a Contract that is purchased on an individual basis with after-tax dollars and not under one of the programs listed above in the description of a Qualified Contract.] Please note that the terms of your particular plan, IRA or Roth IRA may limit your rights otherwise available under the Contract.]

QUALIFIED CONTRACTS
THE DOLLARS IN A QUALIFIED PLAN ARE TAX DEFERRED. CONTRACTS PURCHASED FOR USE WITH A QUALIFIED PLAN PROVIDE NO ADDITIONAL TAX DEFERRAL, AND THERE SHOULD BE REASONS OTHER THAN TAX DEFERRAL FOR PURCHASING THE CONTRACT.

The full amount of all distributions received from a Section 401, Section 403(a), 403(b), eligible Section 457 plan or IRA (except for a return of non-deductible employee or IRA contributions) are generally included in your gross income and are taxed at ordinary income rates unless the distribution is transferred in an eligible rollover. In certain cases, distributions received from a Roth IRA are also included in gross income.

Generally, distributions are included in your income in the year in which they are paid. However, in the case of an eligible Section 457 plan of a tax exempt employer (other than a state or local government), a distribution is includible in the year it is paid or when it is made available, depending upon whether certain Code requirements are met. In very limited situations, a lump sum distribution from a Section 401 plan may qualify for special tax treatment, including special forward income averaging, special long term capital gain treatment or deferral with respect to net unrealized appreciation.

If your tax deferred annuity contract permits loans, the amount of such loans, the repayment terms and the treatment of defaults are subject to limitations and rules under section 72(p) of the Code and the regulations thereunder. The terms of your loan will be governed by your loan agreement and the requirements of the tax law (and ERISA, where applicable). Failure to satisfy these requirements will result in adverse tax consequences. Consult your tax advisor prior to applying for a loan.

MANDATORY MINIMUM DISTRIBUTIONS

If you are a participant in a Section 401, Section 403(a), 403(b), eligible
Section 457 plan or an IRA, you generally must begin receiving withdrawals from your Contract Value or Annuity payments for life or a period not exceeding the life expectancy of you or you and a beneficiary by April 1 of the calendar year following the year you turn 70 1/2 (or, except in the case of IRAs or where you are a 5% or more owner in your employer, the year you retire, if later).

For RMDs following the death of the Contract Owner or annuitant of a Qualified Contract, the five-year rule is applied without regard to calendar year 2009 due to the 2009 RMD Waiver. For instance, if a Contract Owner died in 2007, the five-year period ends in 2013 instead of 2012.The RMD rules are complex, so consult with your tax adviser because the application of these rules to your particular circumstances may have been impacted by the 2009 RMD waiver.

In addition, distributions under Section 401, 403(b) and eligible Section 457 plans and IRAs must satisfy the minimum incidental death benefit requirements of the Code, which impose additional minimum distribution requirements during life. However, if the distributions are made to you over your life expectancy or the joint life expectancy of you and your spouse, the minimum incidental death benefit requirements are treated as satisfied.

If you are the owner of a Roth IRA, distributions are not required during your lifetime.

EARLY SURRENDER PENALTY

If you receive a taxable distribution from a Section 401 plan, Section 403(a),
Section 403(b) plan or IRA under your Contract before you reach age 59 1/2, this amount may be subject to a 10% penalty tax in addition to ordinary income tax. Additionally, distributions from an eligible Section 457(b) plan of a state or local government are subject to the 10% penalty to the extent attributable to rollover contributions from Section 401, 403(a), 403(b), or an IRA plan.

As indicated in the chart below, some distributions prior to age 59 1/2 are exempt from the penalty. Some of these exceptions include any amounts received.

                                 Type of Plan
   -------------------------------------------------------------------------
                                                            401   403(b) IRA
   -------------------------------------------------------------------------
   After you die (paid to your Beneficiary(ies))             x      x     x
   -------------------------------------------------------------------------
   After you become totally disabled (as defined in the
     Code)                                                   x      x     x
   -------------------------------------------------------------------------
   If you separate from service after you reach age 55       x      x
   -------------------------------------------------------------------------
   In a series of substantially equal payments made
     annually (or more frequently over your life or life
     expectancy or over the joint lives (or joint and last
     survivor life expectancy) of you and your
     designated beneficiary (SEPP exception).                x(1)   x(1)  x
   -------------------------------------------------------------------------
   Pursuant to a domestic relations order                    x      x
   -------------------------------------------------------------------------

(1) After separation from service.

(Other exceptions to the penalty may be available, and if you are not yet age 59 1/2, you should consult your tax advisor to determine whether you have met all of the requirements for any particular exception.)

The penalty also will be imposed (retroactively with interest) if you elect to receive payments under the SEPP exception prior to age 59 1/2 and then change the method of distribution (except on account of death or disability) before you reach the age of 59 1/2. You will be assessed the penalty even after age 59 1/2 if payments have not continued for at least five years.

Distributions before age 59 1/2 generally are not permitted under eligible
Section 457 plans. You may not receive distributions until you reach the age 70 1/2 unless you separate from service or are faced with an unforeseeable emergency.

Distributions from eligible Section 457 plans of tax exempt employers are not subject to the penalty tax for early withdrawals.

403(B) PLANS

Under IRS regulations adopted in 2007 affecting 403(b) plans and arrangements, employers must meet certain requirements in order for their employees' annuity contracts that fund these programs to retain a tax deferred status under 403(b). These regulations were generally effective January 1, 2009. Prior to the 2007 rules, transfers of one annuity contract to another would not result in a loss of tax deferred status under 403(b) under certain conditions (so-called "90-24 transfers"). The 2007 regulations have the following effect regarding transfers: (1) a newly issued contract funded by a transfer which is completed AFTER September 24, 2007, is subject to the employer requirements referred to above; (2) additional purchase payments made AFTER September 24,

2007, to a contract that was funded by a 90-24 transfer ON OR BEFORE September 24, 2007, MAY subject the contract to this new employer requirement.

In consideration of these regulations, we have determined to only make available Certificates for purchase (including transfers) where your employer currently permits salary reduction contributions to be made to the Contract.

If your Certificate was issued previously as a result of a 90-24 transfer completed on or before September 24, 2007, and you have never made salary reduction contributions into your Certificate, we urge you to consult with your tax advisor prior to making additional purchase payments.

Recent income tax regulations also provide certain new restrictions on withdrawals of amounts from tax sheltered annuities that are not attributable to salary reduction contributions. Under these regulations, a Section 403(b) contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the participant no earlier than upon the earlier of the participant's severance from employment or upon the prior occurrence of some event such as after a fixed number of years, the attainment of a stated age, or disability. This new withdrawal restriction is applicable for tax sheltered annuity contracts issued on or after January 1, 2009.

ROLLOVERS OF PLAN CONVERSIONS

You may rollover distributions (other than certain distributions, such as required distributions) from one qualified plan or arrangement (except for eligible Section 457(b) plans of tax exempt employers or IRAs other than traditional IRAs) to another eligible retirement plan (as defined under the
Code) without incurring any federal income tax under some circumstances. These circumstances are as follows:

                Distribution from:         May be Rolled into:
             -----------------------------------------------------
             Section 401 plan, Section  Section 401 plan, Section
             403(a) plan, Section       403(a) plan, Section
             403(b) plan, eligible      403(b) plan, eligible
             section 457(b) plan of a   section 457(b) plan of a
             governmental employer      governmental employer or
                                        Traditional IRA
             -----------------------------------------------------

Recently enacted legislation allows (but does not require) 403(b) plans that offer designated Roth accounts to permit participants to roll their non-Roth account assets into a designated Roth account under the same plan, provided the non-Roth assets are distributable under the plan and otherwise eligible for rollover.

DEDUCTIONS FOR PLAN CONTRIBUTIONS

You may deduct your contributions to Section 401 plans and Section 403(b) plans in the year when made up to the limits specified in the Code. These plans may also permit non-deductible employee contributions. Any non-deductible employee contribution that you make will be received tax free as a portion of each Annuity payment.

Employers that have established and maintain TSA, 457(b) or 401(k) plans ("collectively the Plan") may also establish a Qualified Roth Contribution Program under Section 402A of the Code ("Designated Roth Accounts") to accept after tax contributions as part of the TSA, 457(b) or 401(k) plan. In accordance with our administrative procedures, we may permit these contributions to be made as purchase payments to a Section 403(b) Contract,
Section 457(b) Contract or to a Contract issued under a 401(k) program under the following conditions:

1. The employer maintaining the plan has demonstrated to our satisfaction that Designated Roth Accounts are permitted under the Plan.

2. In accordance with our administrative procedures, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.

3. All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to trustee transfers from other Designated Roth Accounts).

4. In accordance with our procedures and in a form satisfactory to us, we may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the participant is making elective deferral contributions to the Contract.

5. No other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions, unless they become permitted under the Code.

6. If permitted under the federal tax law, we may permit both pre-tax contributions under a 403(b) plan as well as after-tax contributions under that Plan's Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, we will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax TSA plan or pre-tax 401(k) plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution Program, we will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law. However, we reserve the right to require a separate TSA Contract to accept designated Roth TSA contributions and a separate section 401(k) Contract to accept designated Roth 401(k) contributions.

7. Other than contributions made by rollovers that are permitted under the Code and the Plan under which the Contract has been issued, the Contract cannot accept both designated Roth 403(b) contributions and designated Roth 401(k) contributions.

8. We may refuse to accept contributions made as rollovers and trustee-to-trustee transfers, unless we are furnished with a breakdown as between participant contributions and earnings at the time of the contribution.

Many of the federal income tax rules pertaining to Designated Roth Accounts have not yet been finalized. Both you and your employer should consult their own tax and legal advisors prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.

The following general tax rules are based on our understanding of the Code and any regulations issued through December 31, 2006, and are subject to change and to different interpretation as well as additional guidance in respect to areas not previously addressed:

..   The employer must permit contributions under a pre-tax 403(b) or pre-tax
    401(k) plan in order to permit contributions to be irrevocably designated and made part of the Qualified Roth Contribution Program.

..   Elective deferral contributions to the Designated Roth Account must be aggregated with all other elective deferral contributions made by a taxpayer for purposes of the individual Code Section 402(g) limits and the Code Section 414(v) limits (age 50+catch-up) as well as contribution limits that apply under the Plan.

..   In general, the same tax law rules with respect to restricted monies, triggering events and permitted distributions will apply to the Designated Roth Accounts under the Plan as apply to the traditional pre-tax accounts under the Plan (e.g., death or disability of participant, severance from employment, attainment of age 59 1/2, hardship withdrawals only with respect to contributions, if permitted under the Plan).

..   If the amounts have been held under any Designated Roth Account of a participant for at least five years, then any withdrawal, distribution or payment of these amounts is generally free of federal income tax.

..   Unlike Roth IRAs, withdrawal, distributions and payments that do not meet the five year rule will generally be taxed on a pro-rated basis with respect to earnings and after-tax contributions. The 10% penalty tax will generally apply on the same basis as a traditional pre-tax account under the Plan. Additionally, rollover distributions may only be made tax-free into another Designated Roth Account or into a Roth IRA.

..   Some states may not permit contributions to be made to a Qualified Roth
    Contribution Program or may require additional conforming legislation for these rules to become effective.

WITHHOLDING

MANDATORY 20% WITHHOLDING FOR "ELIGIBLE ROLLOVER DISTRIBUTIONS"

If you are participating in a Section 401 plan, Section 403(a) plan, or a
Section 403(b) plan, or eligible Section 457(b) plan of a governmental employer, MetLife Investors USA is required to withhold 20% of the taxable portion of your withdrawal that constitutes an "eligible rollover distribution" for Federal income tax purposes.

Generally, an "eligible rollover distribution" is any taxable amount that you receive from a Qualified Contract, except for distributions that are:

..   paid over your life or the joint life expectancy of you and your
    Beneficiary(ies);

..   paid over a period of 10 years or more;

..   necessary to satisfy the minimum distribution requirements; or

..   hardship distributions

Non-taxable amounts may also be rolled over to a traditional IRA or to a defined contribution plan under Section 401(a) to the extent permitted under the Code.

The requirements discussed below under "Other Tax Withholding" will apply to any distribution that is not an eligible rollover distribution.

You may not elect out of the 20% withholding requirement. However, MetLife Investors USA is not required to withhold the money if an eligible rollover distribution is directly transferred or directly rolled over into an IRA or other eligible retirement plan, or is directly transferred in a trustee-to-trustee transfer to either arrangement.

Since March 28, 2005, certain mandatory distributions made to Participants in an amount in excess of $1,000 must be rolled over to an IRA designated by the Plan, unless the Participant elects to receive it in cash or roll it over to a different IRA or eligible retirement plan of his or her own choosing. General transitional rules apply as to when plans have to be amended. Special effective date rules apply for governmental plans and church plans.

OTHER TAX WITHHOLDING

Different withholding rules apply to taxable withdrawals such as Annuity payments and partial surrenders that are not eligible rollover distributions.

The withholding rules are determined at the time of payment. You may elect out of these withholding requirements at any time. You also may revoke a non-withholding election made with respect to Annuity payments at any time and tax withholding will begin again at that time. MetLife Investors USA will notify you at least annually of your right to revoke or reinstate tax withholding.

The discussion above provides general information regarding U.S. federal income tax consequences to U.S. citizens or residents. If you are not a U.S. citizen or resident, you will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, you may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to annuities.

TAXPAYER IDENTIFICATION NUMBER ("TIN")

You are required by law to provide MetLife Investors USA (as payor) with your correct TIN. If you are an individual, the TIN is your social security number.

TAX CREDITS AND BENEFITS

We may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits which may include foreign tax credits and corporate dividends received deductions, are not passed back to the Separate Account or to Contract Owners since we are the owner of the assets from which the tax benefits are derived.

GENERATION-SKIPPING TRANSFER TAX

Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Participant. Regulations issued under the Code may require us to deduct the tax from your Participant's Account value, or from any applicable payment, and pay it directly to the IRS.

VOTING RIGHTS

As the owner of the Separate Account, MetLife Investors USA is the legal owner of the shares of the Funds. Based upon MetLife Investors USA's current view of applicable law, you have voting interests under the Contract concerning Fund shares and are entitled to vote on Fund proposals at all regular and special shareholders meetings. Therefore, you are entitled to give us instructions for the number of shares which are deemed attributable to your Participant's Account.

MetLife Investors USA will vote all shares of the underlying Funds as directed by you and others who have voting interests in the Funds. MetLife Investors USA will send you, at a last known address, all periodic reports, proxy materials and written requests for instructions on how to vote those shares. When MetLife Investors USA receives these instructions, it will vote all of the shares in proportion to the instructions. If MetLife Investors USA does not receive your voting instructions, it will vote your interest in the same proportion as represented by the votes it receives from the other Owners and Participants. The effect of this proportional voting is that a small number of Contract Owners may control the outcome of a vote. If MetLife Investors USA determines that it is permitted to vote the shares in its own right due to changes in the law or in the interpretation of the law it may do so.

MetLife Investors USA is under no duty to inquire into voting instructions or into the authority of the person issuing such instructions. All instructions will be valid unless MetLife Investors USA has actual knowledge that they are not.

When Annuity payments begin, the Annuitant will have all voting rights in regard to Fund shares.

There are certain circumstances under which MetLife Investors USA may disregard voting instructions. However, in this event, a summary of our action and the reasons for such action will appear in the next semiannual report.

The number of votes that each person having the right to vote receives is determined on a record date that is set no more than 90 days before the meeting. Voting instructions will be requested at least 10 days before the meeting. Only Owners or Annuitants on the record date may vote.

The number of shares to which you are entitled to vote is calculated by dividing the portion of your Participant's Account allocated to that Fund on the record date by the net asset value of a Fund share on the same date.

LEGAL PROCEEDINGS
MetLife Investors USA, like other life insurance companies, is involved on occasion in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. MetLife Investors USA does not believe any such litigation or proceedings will have a material adverse effect upon the Separate Account or upon the ability of MetLife Investors Distribution Company to perform its contract with the Separate Account or of MetLife Investors USA to meet its obligations under the contracts.

ADDITIONAL INFORMATION


You may contact MetLife Investors USA at the address and phone number on the cover of this Prospectus for further information. A copy of the Statement of Additional Information, dated April 29, 2013, which provides more detailed information about the Contracts, may be obtained by completing and mailing the form on the following page. The table of contents for the Statement of Additional Information is provided below.


A Registration Statement has been filed with the SEC under the Securities Act of 1933 for the Contracts offered by this Prospectus. This Prospectus does not contain all of the information in the Registration Statement. Please refer to this Registration Statement for further information about the Separate Account, MetLife Investors USA and the Contracts. Any statements in this Prospectus about the contents of the Contracts and other legal instruments are only summaries. Please see the filed versions of these documents for a complete statement of any terms.

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

               The Insurance Company
               Surrender Charges
               Net Investment Factor
               Annuity Payments
               Underwriters, Distribution of the Contracts
               Calculation of Performance
               Voting Rights
               Safekeeping of Securities
               Servicing Agent
               Independent Registered Public Accounting Firm
               Regulation of MetLife Investors USA
               Additional Federal Tax Considerations
               Financial Statements

          If you would like the Statement of Additional Information dated April 29, 2013, for the annuity contract issued by MetLife Investors USA, at no charge, please print and fill in all information and mail to:


                     MetLife Investors USA Insurance Company
                     Attn: Variable Products
                     P.O. Box 46539
                     Denver, CO 80201-6539

                  --------------------------------------------
                  Name

                  --------------------------------------------
                  Address

                  --------------------------------------------
                  City             State       Zip Code

                  BOOK-702 (5/11)         SAI-USAFLEXBONUS 11

----------  --------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION
PART 1


The following table sets forth condensed financial information on Accumulation Units with respect to Contracts issued under this prospectus that are subject to a daily Separate Account deduction of 1.35%.

                                                            AUV AT    AUV AT   ACCUM UNITS
                                                           BEGINNING    END        END
                                                           OF PERIOD OF PERIOD  OF PERIOD
------------------------------------------------------------------------------------------
ALGER SMALL CAP GROWTH PORTFOLIO - CLASS I-2
   01/01/2003    to    12/31/2003                             4.34      6.10    8,038,173
   01/01/2004    to    12/31/2004                             6.10      7.01    7,517,869
   01/01/2005    to    12/31/2005                             7.01      8.09    7,055,726
   01/01/2006    to    12/31/2006                             8.09      9.57    6,743,520
   01/01/2007    to    12/31/2007                             9.57     11.07    5,891,694
   01/01/2008    to    12/31/2008                            11.07      5.83    5,755,192
   01/01/2009    to    12/31/2009                             5.83      8.37    5,514,037
   01/01/2010    to    12/31/2010                             8.37     10.35    5,077,642
   01/01/2011    to    12/31/2011                            10.35      9.89    4,710,473
   01/01/2012    to    12/31/2012                             9.89     10.98    4,352,356
------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND - CLASS 2
   05/01/2003    to    12/31/2003                            11.21     16.42       76,632
   01/01/2004    to    12/31/2004                            16.42     19.58      276,227
   01/01/2005    to    12/31/2005                            19.58     24.22      455,056
   01/01/2006    to    12/31/2006                            24.22     29.64      648,230
   01/01/2007    to    12/31/2007                            29.64     35.51      664,762
   01/01/2008    to    12/31/2008                            35.51     16.28      757,735
   01/01/2009    to    12/31/2009                            16.28     25.91      793,690
   01/01/2010    to    12/31/2010                            25.91     31.29      692,613
   01/01/2011    to    12/31/2011                            31.29     24.96      608,210
   01/01/2012    to    12/31/2012                            24.96     29.10      549,030
------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH FUND - CLASS 2
   05/01/2003    to    12/31/2003                            93.36    116.56       58,944
   01/01/2004    to    12/31/2004                           116.56    129.36      130,416
   01/01/2005    to    12/31/2005                           129.36    148.30      194,602
   01/01/2006    to    12/31/2006                           148.30    161.27      231,002
   01/01/2007    to    12/31/2007                           161.27    178.74      199,191
   01/01/2008    to    12/31/2008                           178.74     98.80      230,814
   01/01/2009    to    12/31/2009                            98.80    135.89      225,889
   01/01/2010    to    12/31/2010                           135.89    159.11      197,917
   01/01/2011    to    12/31/2011                           159.11    150.27      169,705
   01/01/2012    to    12/31/2012                           150.27    174.76      151,416
------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME FUND - CLASS 2
   05/01/2003    to    12/31/2003                            72.37     90.71       52,546
   01/01/2004    to    12/31/2004                            90.71     98.77      135,701
   01/01/2005    to    12/31/2005                            98.77    103.14      190,268
   01/01/2006    to    12/31/2006                           103.14    117.23      222,514
   01/01/2007    to    12/31/2007                           117.23    121.48      212,107
   01/01/2008    to    12/31/2008                           121.48     74.48      247,002
   01/01/2009    to    12/31/2009                            74.48     96.44      255,289
------------------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                          AUV AT    AUV AT   ACCUM UNITS
                                                         BEGINNING    END        END
                                                         OF PERIOD OF PERIOD  OF PERIOD
----------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME FUND - CLASS 2 (CONTINUED)
   01/01/2010    to    12/31/2010                          96.44    106.02      241,144
   01/01/2011    to    12/31/2011                         106.02    102.69      226,239
   01/01/2012    to    12/31/2012                         102.69    119.02      216,725
----------------------------------------------------------------------------------------
DWS INTERNATIONAL VIP - CLASS A
   01/01/2003    to    12/31/2003                           5.39      6.79    3,068,497
   01/01/2004    to    12/31/2004                           6.79      7.81    3,014,614
   01/01/2005    to    12/31/2005                           7.81      8.95    3,052,862
   01/01/2006    to    12/31/2006                           8.95     11.12    3,136,467
   01/01/2007    to    12/31/2007                          11.12     12.57    3,082,699
   01/01/2008    to    12/31/2008                          12.57      6.42    2,789,082
   01/01/2009    to    12/31/2009                           6.42      8.46    2,672,474
   01/01/2010    to    12/31/2010                           8.46      8.48    2,447,082
   01/01/2011    to    12/31/2011                           8.48      6.97    2,222,356
   01/01/2012    to    12/31/2012                           6.97      8.30    2,020,827
----------------------------------------------------------------------------------------
FIDELITY VIP ASSET MANAGER/SM/ - INITIAL CLASS
   01/01/2003    to    12/31/2003                           8.16      9.50   10,931,444
   01/01/2004    to    12/31/2004                           9.50      9.88   10,211,365
   01/01/2005    to    12/31/2005                           9.88     10.03    3,448,974
   01/01/2006    to    12/31/2006                          10.03     10.74    8,387,396
   01/01/2007    to    12/31/2007                          10.74     12.24    7,434,895
   01/01/2008    to    12/31/2008                          12.24      8.60    6,755,499
   01/01/2009    to    12/31/2009                           8.60     10.96    6,155,071
   01/01/2010    to    12/31/2010                          10.96     12.36    5,419,609
   01/01/2011    to    12/31/2011                          12.36     11.88    4,844,552
   01/01/2012    to    12/31/2012                          11.88     13.18    4,319,513
----------------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND(R) - INITIAL CLASS
   01/01/2003    to    12/31/2003                          10.36     13.14   16,460,782
   01/01/2004    to    12/31/2004                          13.14     14.97   16,395,321
   01/01/2005    to    12/31/2005                          14.97     17.27   16,339,678
   01/01/2006    to    12/31/2006                          17.27     19.03   15,855,985
   01/01/2007    to    12/31/2007                          19.03     22.08   13,255,971
   01/01/2008    to    12/31/2008                          22.08     12.52   13,549,154
   01/01/2009    to    12/31/2009                          12.52     16.76   12,583,716
   01/01/2010    to    12/31/2010                          16.76     19.39   11,454,929
   01/01/2011    to    12/31/2011                          19.39     18.64   10,240,819
   01/01/2012    to    12/31/2012                          18.64     21.41    9,341,071
----------------------------------------------------------------------------------------
FIDELITY VIP GROWTH - INITIAL CLASS
   01/01/2003    to    12/31/2003                           9.04     11.85   14,704,494
   01/01/2004    to    12/31/2004                          11.85     12.09   13,813,796
----------------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                  AUV AT    AUV AT   ACCUM UNITS
                                                 BEGINNING    END        END
                                                 OF PERIOD OF PERIOD  OF PERIOD
--------------------------------------------------------------------------------
FIDELITY VIP GROWTH - INITIAL CLASS (CONTINUED)
   01/01/2005    to    12/31/2005                  12.09     12.62   12,332,033
   01/01/2006    to    12/31/2006                  12.62     13.30   11,074,999
   01/01/2007    to    12/31/2007                  13.30     16.66    9,779,300
   01/01/2008    to    12/31/2008                  16.66      8.68    9,064,321
   01/01/2009    to    12/31/2009                   8.68     10.99    8,488,348
   01/01/2010    to    12/31/2010                  10.99     13.47    7,853,052
   01/01/2011    to    12/31/2011                  13.47     13.31    7,170,100
   01/01/2012    to    12/31/2012                  13.31     15.06    6,645,597
--------------------------------------------------------------------------------
FIDELITY VIP INDEX 500 - INITIAL CLASS
   01/01/2003    to    12/31/2003                  10.03     12.70   12,705,145
   01/01/2004    to    12/31/2004                  12.70     13.86   11,071,681
   01/01/2005    to    12/31/2005                  13.86     14.34    9,187,813
   01/01/2006    to    12/31/2006                  14.34     16.37    7,822,188
   01/01/2007    to    12/31/2007                  16.37     17.03    6,793,561
   01/01/2008    to    12/31/2008                  17.03     10.58    5,925,742
   01/01/2009    to    12/31/2009                  10.58     13.22    5,187,366
   01/01/2010    to    12/31/2010                  13.22     15.00    4,473,766
   01/01/2011    to    12/31/2011                  15.00     15.10    3,900,585
   01/01/2012    to    12/31/2012                  15.10     17.27    3,463,716
--------------------------------------------------------------------------------
FIDELITY VIP MONEY MARKET - INITIAL CLASS
   01/01/2003    to    12/31/2003                   6.83      6.80    2,631,705
   01/01/2004    to    12/31/2004                   6.80      6.79    3,326,994
   01/01/2005    to    12/31/2005                   6.79      6.91    3,562,276
   01/01/2006    to    12/31/2006                   6.91      7.15    3,961,132
   01/01/2007    to    12/31/2007                   7.15      7.41    4,202,396
   01/01/2008    to    12/31/2008                   7.41      7.54    4,726,587
   01/01/2009    to    12/31/2009                   7.54      7.49    4,304,049
   01/01/2010    to    12/31/2010                   7.49      7.41    3,880,302
   01/01/2011    to    12/31/2011                   7.41      7.31    3,604,218
   01/01/2012    to    12/31/2012                   7.31      7.23    3,266,490
--------------------------------------------------------------------------------
MIST - INVESCO SMALL CAP GROWTH - CLASS A
   05/01/2003    to    12/31/2003                   8.74     11.67       30,334
   01/01/2004    to    12/31/2004                  11.67     12.29       33,497
   01/01/2005    to    12/31/2005                  12.29     13.17       50,996
   01/01/2006    to    12/31/2006                  13.17     14.80       34,662
   01/01/2007    to    12/31/2007                  14.80     16.27       33,616
   01/01/2008    to    12/31/2008                  16.27      9.85       35,689
   01/01/2009    to    12/31/2009                   9.85     13.05       38,931
   01/01/2010    to    12/31/2010                  13.05     16.28       38,951
--------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                                      AUV AT    AUV AT   ACCUM UNITS
                                                                     BEGINNING    END        END
                                                                     OF PERIOD OF PERIOD  OF PERIOD
----------------------------------------------------------------------------------------------------
MIST - INVESCO SMALL CAP GROWTH - CLASS A (CONTINUED)
   01/01/2011    to    12/31/2011                                      16.28     15.92       49,265
   01/01/2012    to    12/31/2012                                      15.92     18.62       37,289
----------------------------------------------------------------------------------------------------
MIST - J.P. MORGAN QUALITY BOND - CLASS A
   01/01/1995    to    12/31/1995                                       7.42      8.55       64,174
   01/01/1996    to    12/31/1996                                       8.55      8.68      139,116
   01/01/1997    to    12/31/1997                                       8.68      9.35      215,747
   01/01/1998    to    12/31/1998                                       9.35      9.92      516,448
   01/01/1999    to    12/31/1999                                       9.92      9.54      657,761
   01/01/2000    to    12/31/2000                                       9.54     10.28      671,742
   01/01/2001    to    12/31/2001                                      10.28     10.88      994,785
   01/01/2002    to    12/31/2002                                      10.88     11.70    1,542,200
   01/01/2003    to    12/31/2003                                      11.70     12.00    1,502,954
   01/01/2004    to    11/19/2004                                      12.00     12.35    1,429,559
----------------------------------------------------------------------------------------------------
MIST - LORD ABBETT BOND DEBENTURE - CLASS A
   05/01/2003    to    12/31/2003                                      14.82     16.27       36,530
   01/01/2004    to    12/31/2004                                      16.27     17.41       88,340
   01/01/2005    to    12/31/2005                                      17.41     17.48      152,640
   01/01/2006    to    12/31/2006                                      17.48     18.86      219,609
   01/01/2007    to    12/31/2007                                      18.86     19.88      253,278
   01/01/2008    to    12/31/2008                                      19.88     16.01      310,940
   01/01/2009    to    12/31/2009                                      16.01     21.66      302,830
   01/01/2010    to    12/31/2010                                      21.66     24.18      280,087
   01/01/2011    to    12/31/2011                                      24.18     25.01      249,802
   01/01/2012    to    12/31/2012                                      25.01     27.93      244,193
----------------------------------------------------------------------------------------------------
MIST - T.ROWE PRICE LARGE CAP VALUE - CLASS A (FORMERLY LORD ABBETT
GROWTH AND INCOME - CLASS A)
   01/01/2003    to    12/31/2003                                      17.50     22.62    7,425,960
   01/01/2004    to    12/31/2004                                      22.62     25.20    7,300,584
   01/01/2005    to    12/31/2005                                      25.20     27.13    1,881,625
   01/01/2006    to    12/31/2006                                      27.13     31.59    1,682,218
   01/01/2007    to    12/31/2007                                      31.59     30.80    5,816,218
   01/01/2008    to    12/31/2008                                      30.80     19.39    5,393,174
   01/01/2009    to    12/31/2009                                      19.39     22.70    4,899,632
   01/01/2010    to    12/31/2010                                      22.70     26.28    4,432,352
   01/01/2011    to    12/31/2011                                      26.28     24.95    3,985,555
   01/01/2012    to    12/31/2012                                      24.95     29.11    3,644,435
----------------------------------------------------------------------------------------------------
MIST - MFS(R) RESEARCH INTERNATIONAL - CLASS A
   05/01/2004    to    12/31/2004                                       9.81     11.29       45,121
   01/01/2005    to    12/31/2005                                      11.29     13.01      142,641
----------------------------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                             AUV AT    AUV AT   ACCUM UNITS
                                                            BEGINNING    END        END
                                                            OF PERIOD OF PERIOD  OF PERIOD
-------------------------------------------------------------------------------------------
MIST - MFS(R) RESEARCH INTERNATIONAL - CLASS A (CONTINUED)
   01/01/2006    to    12/31/2006                             13.01     16.29      395,245
   01/01/2007    to    12/31/2007                             16.29     18.25      464,094
   01/01/2008    to    12/31/2008                             18.25     10.40      645,979
   01/01/2009    to    12/31/2009                             10.40     13.53      725,312
   01/01/2010    to    12/31/2010                             13.53     14.91      704,722
   01/01/2011    to    12/31/2011                             14.91     13.17      711,230
   01/01/2012    to    12/31/2012                             13.17     15.20      681,940
-------------------------------------------------------------------------------------------
MIST - MORGAN STANLEY MID CAP GROWTH - CLASS A
   05/03/2010    to    12/31/2010                             13.51     15.71      255,187
   01/01/2011    to    12/31/2011                             15.71     14.47      233,241
   01/01/2012    to    12/31/2012                             14.47     15.64      215,418
-------------------------------------------------------------------------------------------
MIST - PIMCO TOTAL RETURN - CLASS A
   05/01/2003    to    12/31/2003                              7.86      7.93      369,398
   01/01/2004    to    12/31/2004                              7.93      8.23    3,171,069
   01/01/2005    to    12/31/2005                              8.23      8.32    3,554,555
   01/01/2006    to    12/31/2006                              8.32      8.60    3,609,330
   01/01/2007    to    12/31/2007                              8.60      9.15    3,107,389
   01/01/2008    to    12/31/2008                              9.15     13.51   ]4,213,750
   01/01/2009    to    12/31/2009                             13.51     10.61    4,201,202
   01/01/2010    to    12/31/2010                             10.61     11.35    4,279,742
   01/01/2011    to    12/31/2011                             11.35     11.58    3,918,425
   01/01/2012    to    12/31/2012                             11.58     12.52    3,749,817
-------------------------------------------------------------------------------------------
MIST - RCM TECHNOLOGY - CLASS A
   05/01/2003    to    12/31/2003                              3.33      4.65      138,733
   01/01/2004    to    12/31/2004                              4.65      4.39      160,263
   01/01/2005    to    12/31/2005                              4.39      4.82      156,903
   01/01/2006    to    12/31/2006                              4.82      5.02      186,271
   01/01/2007    to    12/31/2007                              5.02      6.52      214,957
   01/01/2008    to    12/31/2008                              6.52      3.58      253,169
   01/01/2009    to    12/31/2009                              3.58      5.63      395,082
   01/01/2010    to    12/31/2010                              5.63      7.12      480,648
   01/01/2011    to    12/31/2011                              7.12      6.34      324,023
   01/01/2012    to    12/31/2012                              6.34      7.03      291,511
-------------------------------------------------------------------------------------------
MIST - THIRD AVENUE SMALL CAP VALUE - CLASS A
   05/01/2003    to    12/31/2003                              8.48     11.52       49,249
   01/01/2004    to    12/31/2004                             11.52     14.41      188,702
   01/01/2005    to    12/31/2005                             14.41     16.46      365,598
   01/01/2006    to    12/31/2006                             16.46     18.42      501,550
   01/01/2007    to    12/31/2007                             18.42     17.66      416,807
-------------------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                            AUV AT    AUV AT   ACCUM UNITS
                                                           BEGINNING    END        END
                                                           OF PERIOD OF PERIOD  OF PERIOD
------------------------------------------------------------------------------------------
MIST - THIRD AVENUE SMALL CAP VALUE - CLASS A (CONTINUED)
   01/01/2008    to    12/31/2008                            17.66     12.25     517,443
   01/01/2009    to    12/31/2009                            12.25     15.33     480,776
   01/01/2010    to    12/31/2010                            15.33     18.17     410,887
   01/01/2011    to    12/31/2011                            18.17     16.37     357,960
   01/01/2012    to    12/31/2012                            16.37     19.10     315,401
------------------------------------------------------------------------------------------
MSF - BARCLAY'S CAPITAL AGGREGATE BOND INDEX - CLASS A
   05/01/2003    to    12/31/2003                            12.69     12.76      54,840
   01/01/2004    to    12/31/2004                            12.76     13.10     174,272
   01/01/2005    to    12/31/2005                            13.10     13.19     283,812
   01/01/2006    to    12/31/2006                            13.19     13.55     334,785
   01/01/2007    to    12/31/2007                            13.55     14.29     366,229
   01/01/2008    to    12/31/2008                            14.29     14.94     503,693
   01/01/2009    to    12/31/2009                            14.94     15.50     528,637
   01/01/2010    to    12/31/2010                            15.50     16.22     515,107
   01/01/2011    to    12/31/2011                            16.22     17.20     482,591
   01/01/2012    to    12/31/2012                            17.20     17.63     480,941
------------------------------------------------------------------------------------------
MSF - BLACKROCK BOND INCOME - CLASS A
   05/01/2003    to    12/31/2003                            45.60     46.37      14,126
   01/01/2004    to    12/31/2004                            46.37     47.77      40,781
   01/01/2005    to    12/31/2005                            47.77     48.27      66,938
   01/01/2006    to    12/31/2006                            48.27     49.72      94,525
   01/01/2007    to    12/31/2007                            49.72     52.14      90,214
   01/01/2008    to    12/31/2008                            52.14     49.68     113,490
   01/01/2009    to    12/31/2009                            49.68     53.65     108,244
   01/01/2010    to    12/31/2010                            53.65     57.35      97,632
   01/01/2011    to    12/31/2011                            57.35     60.29      84,849
   01/01/2012    to    12/31/2012                            60.29     63.97      84,176
------------------------------------------------------------------------------------------
MSF - BLACKROCK LARGE CAP VALUE - CLASS A
   05/01/2003    to    12/31/2003                             8.26     10.62      19,847
   01/01/2004    to    12/31/2004                            10.62     11.88      50,655
   01/01/2005    to    12/31/2005                            11.88     12.42      73,946
   01/01/2006    to    12/31/2006                            12.42     14.62     148,113
   01/01/2007    to    12/31/2007                            14.62     14.92     203,478
   01/01/2008    to    12/31/2008                            14.92      9.58     250,147
   01/01/2009    to    12/31/2009                             9.58     10.51     253,918
   01/01/2010    to    12/31/2010                            10.51     11.33     239,093
   01/01/2011    to    12/31/2011                            11.33     11.44     233,330
   01/01/2012    to    12/31/2012                            11.44     12.89     203,789
------------------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                    AUV AT    AUV AT   ACCUM UNITS
                                                   BEGINNING    END        END
                                                   OF PERIOD OF PERIOD  OF PERIOD
----------------------------------------------------------------------------------
MSF - BLACKROCK LEGACY LARGE CAP GROWTH - CLASS A
   05/01/2003    to    12/31/2003                    19.63     24.33       8,178
   01/01/2004    to    12/31/2004                    24.33     26.12      11,340
   01/01/2005    to    12/31/2005                    26.12     27.57      15,645
   01/01/2006    to    12/31/2006                    27.57     28.33      18,436
   01/01/2007    to    12/31/2007                    28.33     33.18      25,875
   01/01/2008    to    12/31/2008                    33.18     20.78      47,717
   01/01/2009    to    12/31/2009                    20.78     28.05      48,908
   01/01/2010    to    12/31/2010                    28.05     33.15      38,917
   01/01/2011    to    12/31/2011                    33.15     29.78      34,481
   01/01/2012    to    12/31/2012                    29.78     33.60      32,933
----------------------------------------------------------------------------------
MSF - DAVIS VENTURE VALUE - CLASS A
   05/01/2003    to    12/31/2003                    22.65     28.56      26,885
   01/01/2004    to    12/31/2004                    28.56     31.66      80,404
   01/01/2005    to    12/31/2005                    31.66     34.46     172,753
   01/01/2006    to    12/31/2006                    34.46     38.95     272,790
   01/01/2007    to    12/31/2007                    38.95     40.19     263,401
   01/01/2008    to    12/31/2008                    40.19     24.05     337,871
   01/01/2009    to    12/31/2009                    24.05     31.31     336,634
   01/01/2010    to    12/31/2010                    31.31     34.60     305,513
   01/01/2011    to    12/31/2011                    34.60     32.76     269,378
   01/01/2012    to    12/31/2012                    32.76     36.47     240,840
----------------------------------------------------------------------------------
MSF - FI MID CAP OPPORTUNITIES - CLASS A
   05/01/2003    to    12/31/2003                     8.55     11.41      68,455
   01/01/2004    to    04/30/2004                    11.41     14.98      78,915
----------------------------------------------------------------------------------
MSF - FI MID CAP OPPORTUNITIES - CLASS A
   05/01/2004    to    12/31/2004                    14.98     17.03     128,005
   01/01/2005    to    12/31/2005                    17.03     17.96     170,442
   01/01/2006    to    12/31/2006                    17.96     19.82     213,880
   01/01/2007    to    12/31/2007                    19.82     21.18     227,669
   01/01/2008    to    12/31/2008                    21.18      9.34     261,434
   01/01/2009    to    12/31/2009                     9.34     12.34     260,602
   01/01/2010    to    12/31/2010                    12.34     13.36           0
   01/01/2012    to    12/31/2012                    13.36     13.36           0
----------------------------------------------------------------------------------
MSF - MET/ARTISAN MID CAP VALUE - CLASS A
   05/01/2003    to    12/31/2003                    24.57     31.46     114,793
   01/01/2004    to    12/31/2004                    31.46     34.12     356,061
   01/01/2005    to    12/31/2005                    34.12     37.02     572,755
   01/01/2006    to    12/31/2006                    37.02     41.08     646,340
   01/01/2007    to    12/31/2007                    41.08     37.75     516,563
----------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                        AUV AT    AUV AT   ACCUM UNITS
                                                       BEGINNING    END        END
                                                       OF PERIOD OF PERIOD  OF PERIOD
--------------------------------------------------------------------------------------
MSF & MET/ARTISAN MID CAP VALUE - CLASS A (CONTINUED)
   01/01/2008    to    12/31/2008                        37.75     20.11      499,127
   01/01/2009    to    12/31/2009                        20.11     28.09      478,574
   01/01/2010    to    12/31/2010                        28.09     31.88      434,802
   01/01/2011    to    12/31/2011                        31.88     33.58      393,641
   01/01/2012    to    12/31/2012                        33.58     37.05      346,562
--------------------------------------------------------------------------------------
MSF - METLIFE MID CAP STOCK INDEX - CLASS A
   05/01/2003    to    12/31/2003                         8.83     11.57      121,376
   01/01/2004    to    12/31/2004                        11.57     13.24      339,222
   01/01/2005    to    12/31/2005                        13.24     14.67      498,849
   01/01/2006    to    12/31/2006                        14.67     15.93      699,124
   01/01/2007    to    12/31/2007                        15.93     16.94      761,353
   01/01/2008    to    12/31/2008                        16.94     10.67      933,376
   01/01/2009    to    12/31/2009                        10.67     14.42    1,097,615
   01/01/2010    to    12/31/2010                        14.42     17.97    1,152,810
   01/01/2011    to    12/31/2011                        17.97     17.39    1,153,633
   01/01/2012    to    12/31/2012                        17.39     20.17    1,178,450
--------------------------------------------------------------------------------------
MSF - METLIFE STOCK INDEX - CLASS A
   05/01/2003    to    12/31/2003                        29.40     35.70      936,369
   01/01/2004    to    12/31/2004                        35.70     38.95    1,140,897
   01/01/2005    to    12/31/2005                        38.95     40.22    1,265,214
   01/01/2006    to    12/31/2006                        40.22     45.82    1,259,590
   01/01/2007    to    12/31/2007                        45.82     47.57      675,856
   01/01/2008    to    12/31/2008                        47.57     29.52    1,196,677
   01/01/2009    to    12/31/2009                        29.52     36.76    1,181,819
   01/01/2010    to    12/31/2010                        36.76     41.64    1,134,947
   01/01/2011    to    12/31/2011                        41.64     41.84    1,058,394
   01/01/2012    to    12/31/2012                        41.84     47.78    1,015,815
--------------------------------------------------------------------------------------
MSF - MFS(R) TOTAL RETURN - CLASS A
   05/01/2003    to    12/31/2003                        34.33     38.75       19,447
   01/01/2004    to    12/31/2004                        38.75     42.53       92,767
   01/01/2005    to    12/31/2005                        42.53     43.27      174,181
   01/01/2006    to    12/31/2006                        43.27     47.90      202,242
   01/01/2007    to    12/31/2007                        47.90     49.32      203,395
   01/01/2008    to    12/31/2008                        49.32     37.88      242,106
   01/01/2009    to    12/31/2009                        37.88     44.32      236,951
   01/01/2010    to    12/31/2010                        44.32     48.14      202,835
   01/01/2011    to    12/31/2011                        48.14     48.64      182,215
   01/01/2012    to    12/31/2012                        48.64     53.54      167,290
--------------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                              AUV AT    AUV AT   ACCUM UNITS
                                             BEGINNING    END        END
                                             OF PERIOD OF PERIOD  OF PERIOD
   -------------------------------------------------------------------------
   MSF - MFS(R) VALUE - CLASS A
      05/01/2003    to    12/31/2003           10.08     12.12      143,540
      01/01/2004    to    12/31/2004           12.12     13.32      329,589
      01/01/2005    to    12/31/2005           13.32     12.96      414,847
      01/01/2006    to    12/31/2006           12.96     15.10      413,600
      01/01/2007    to    12/31/2007           15.10     14.33      387,453
      01/01/2008    to    12/31/2008           14.33      9.41      432,253
      01/01/2009    to    12/31/2009            9.41     11.21      477,350
      01/01/2010    to    12/31/2010           11.21     12.33      469,533
      01/01/2011    to    12/31/2011           12.33     12.27      475,614
      01/01/2012    to    12/31/2012           12.27     14.12      468,500
   -------------------------------------------------------------------------
   MSF - MSCI EAFE(R) INDEX - CLASS A
      05/01/2003    to    12/31/2003            7.18      9.67      109,137
      01/01/2004    to    12/31/2004            9.67     11.42      344,405
      01/01/2005    to    12/31/2005           11.42     12.76      619,087
      01/01/2006    to    12/31/2006           12.76     15.83      877,870
      01/01/2007    to    12/31/2007           15.83     17.30      890,137
      01/01/2008    to    12/31/2008           17.30      9.89    1,082,509
      01/01/2009    to    12/31/2009            9.89     12.55    1,190,238
      01/01/2010    to    12/31/2010           12.55     13.40    1,201,156
      01/01/2011    to    12/31/2011           13.40     11.57    1,181,644
      01/01/2012    to    12/31/2012           11.57     13.50    1,200,375
   -------------------------------------------------------------------------
   MSF - NEUBERGER BERMAN GENESIS - CLASS A
      05/01/2003    to    12/31/2003           10.93     16.11      169,976
      01/01/2004    to    12/31/2004           16.11     18.33      494,108
      01/01/2005    to    12/31/2005           18.33     18.84      591,411
      01/01/2006    to    12/31/2006           18.84     21.69      604,495
      01/01/2007    to    12/31/2007           21.69     20.66      547,498
      01/01/2008    to    12/31/2008           20.66     12.56      578,098
      01/01/2009    to    12/31/2009           12.56     14.02      595,779
      01/01/2010    to    12/31/2010           14.02     16.81      568,716
      01/01/2011    to    12/31/2011           16.81     17.55      552,249
      01/01/2012    to    12/31/2012           17.55     19.05      520,656
   -------------------------------------------------------------------------
   MSF - RUSSELL 2000(R) INDEX - CLASS A
      05/01/2003    to    12/31/2003            9.81     13.61      112,861
      01/01/2004    to    12/31/2004           13.61     15.82      320,592
      01/01/2005    to    12/31/2005           15.82     16.31      384,939
      01/01/2006    to    12/31/2006           16.31     18.98      385,268
      01/01/2007    to    12/31/2007           18.98     18.44      355,849
      01/01/2008    to    12/31/2008           18.44     12.10      397,753
   -------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFOR MATION (CONTINUED)


                                                    AUV AT    AUV AT   ACCUM UNITS
                                                   BEGINNING    END        END
                                                   OF PERIOD OF PERIOD  OF PERIOD
----------------------------------------------------------------------------------
MSF - RUSSELL 2000(R) INDEX - CLASS A (CONTINUED)
   01/01/2009    to    12/31/2009                    12.10     15.04     434,045
   01/01/2010    to    12/31/2010                    15.04     18.83     466,860
   01/01/2011    to    12/31/2011                    18.83     17.82     474,458
   01/01/2012    to    12/31/2012                    17.82     20.46     479,291
----------------------------------------------------------------------------------
MSF - T. ROWE PRICE SMALL CAP GROWTH - CLASS A
   05/01/2004    to    12/31/2004                    10.00     13.43      17,487
   01/01/2005    to    12/31/2005                    13.43     14.71      42,583
   01/01/2006    to    12/31/2006                    14.71     15.08      43,758
   01/01/2007    to    12/31/2007                    15.08     16.34      45,674
   01/01/2008    to    12/31/2008                    16.34     10.28      60,781
   01/01/2009    to    12/31/2009                    10.28     14.10      96,481
   01/01/2010    to    12/31/2010                    14.10     18.77     115,650
   01/01/2011    to    12/31/2011                    18.77     18.84     134,679
   01/01/2012    to    12/31/2012                    18.84     21.60     124,345
----------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION
PART 2


The following table sets forth condensed financial information on Accumulation Units with respect to Contracts issued under this prospectus that are subject to a daily Separate Account deduction of 1.25%.

                                                            AUV AT    AUV AT   ACCUM UNITS
                                                           BEGINNING    END        END
                                                           OF PERIOD OF PERIOD  OF PERIOD
------------------------------------------------------------------------------------------
ALGER SMALL CAP GROWTH PORTFOLIO - CLASS I-2
   01/01/2003    to    12/31/2003                             4.34      6.10     249,407
   01/01/2004    to    12/31/2004                             6.10      7.03     259,192
   01/01/2005    to    12/31/2005                             7.03      8.11     251,411
   01/01/2006    to    12/31/2006                             8.11      9.61     245,090
   01/01/2007    to    12/31/2007                             9.61     11.13     242,115
   01/01/2008    to    12/31/2008                            11.13      5.87     219,694
   01/01/2009    to    12/31/2009                             5.87      8.43     206,871
   01/01/2010    to    12/31/2010                             8.43     10.44     184,281
   01/01/2011    to    12/31/2011                            10.44      9.98     175,667
   01/01/2012    to    12/31/2012                             9.98     11.09     164,846
------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND - CLASS 2
   05/01/2003    to    12/31/2003                            10.89     16.51       1,091
   01/01/2004    to    12/31/2004                            16.51     19.71       2,386
   01/01/2005    to    12/31/2005                            19.71     24.41       9,692
   01/01/2006    to    12/31/2006                            24.41     29.90       9,118
   01/01/2007    to    12/31/2007                            29.90     35.85      17,949
   01/01/2008    to    12/31/2008                            35.85     16.46      13,488
   01/01/2009    to    12/31/2009                            16.46     26.21      15,756
   01/01/2010    to    12/31/2010                            26.21     31.69      16,767
   01/01/2011    to    12/31/2011                            31.69     25.31      17,323
   01/01/2012    to    12/31/2012                            25.13     29.53      15,451
------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH FUND - CLASS 2
   05/01/2003    to    12/31/2003                            88.00    118.90         379
   01/01/2004    to    12/31/2004                           118.90    132.10       1,006
   01/01/2005    to    12/31/2005                           132.10    151.58       1,410
   01/01/2006    to    12/31/2006                           151.58    165.00       1,695
   01/01/2007    to    12/31/2007                           165.00    183.06       2,562
   01/01/2008    to    12/31/2008                           183.06    101.29       4,021
   01/01/2009    to    12/31/2009                           101.29    139.45       4,630
   01/01/2010    to    12/31/2010                           139.45    163.45       6,826
   01/01/2011    to    12/31/2011                           163.45    154.52       6,901
   01/01/2012    to    12/31/2012                           154.52    179.89       7,847
------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME FUND - CLASS 2
   05/01/2003    to    12/31/2003                            70.75     92.53         558
   01/01/2004    to    12/31/2004                            92.53    100.86       1,023
   01/01/2005    to    12/31/2005                           100.86    105.42       1,732
   01/01/2006    to    12/31/2006                           105.42    119.94       1,812
   01/01/2007    to    12/31/2007                           119.94    124.42       2,214
------------------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                          AUV AT    AUV AT   ACCUM UNITS
                                                         BEGINNING    END        END
                                                         OF PERIOD OF PERIOD  OF PERIOD
----------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME FUND - CLASS 2 (CONTINUED)
   01/01/2008    to    12/31/2008                         124.42     76.36       2,280
   01/01/2009    to    12/31/2009                          76.36     98.97       2,527
   01/01/2010    to    12/31/2010                          98.97    108.91       4,982
   01/01/2011    to    12/31/2011                         108.91    105.60       5,438
   01/01/2012    to    12/31/2012                         105.60    122.51       6,351
----------------------------------------------------------------------------------------
FIDELITY VIP ASSET MANAGER/SM/ - INITIAL CLASS
   01/01/2003    to    12/31/2003                           8.16      9.51     151,482
   01/01/2004    to    12/31/2004                           9.51      9.90     158,905
   01/01/2005    to    12/31/2005                           9.90     10.17     146,460
   01/01/2006    to    12/31/2006                          10.17     10.78     133,906
   01/01/2007    to    12/31/2007                          10.78     12.30     124,552
   01/01/2008    to    12/31/2008                          12.30      8.66     106,448
   01/01/2009    to    12/31/2009                           8.66     11.04      96,266
   01/01/2010    to    12/31/2010                          11.04     12.46      81,009
   01/01/2011    to    12/31/2011                          12.46     11.99      63,391
   01/01/2012    to    12/31/2012                          11.99     13.32      62,354
----------------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND(R) - INITIAL CLASS
   01/01/2003    to    12/31/2003                          10.37     13.15     249,998
   01/01/2004    to    12/31/2004                          13.15     15.00     255,642
   01/01/2005    to    12/31/2005                          15.00     17.32     268,680
   01/01/2006    to    12/31/2006                          17.32     19.11     269,007
   01/01/2007    to    12/31/2007                          19.11     22.19     267,064
   01/01/2008    to    12/31/2008                          22.19     12.60     252,530
   01/01/2009    to    12/31/2009                          12.60     16.88     249,519
   01/01/2010    to    12/31/2010                          16.88     19.55     243,566
   01/01/2011    to    12/31/2011                          19.55     18.82     227,820
   01/01/2012    to    12/31/2012                          18.82     21.63     220,796
----------------------------------------------------------------------------------------
FIDELITY VIP GROWTH - INITIAL CLASS
   01/01/2003    to    12/31/2003                           9.05     11.87     259,417
   01/01/2004    to    12/31/2004                          11.87     12.12     247,756
   01/01/2005    to    12/31/2005                          12.12     12.66     237,352
   01/01/2006    to    12/31/2006                          12.66     13.36     233,148
   01/01/2007    to    12/31/2007                          13.36     16.75     227,521
   01/01/2008    to    12/31/2008                          16.75      8.74     207,815
   01/01/2009    to    12/31/2009                           8.74     11.07     189,135
   01/01/2010    to    12/31/2010                          11.07     13.58     179,245
   01/01/2011    to    12/31/2011                          13.58     13.44     166,443
   01/01/2012    to    12/31/2012                          13.44     15.22     160,847
----------------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                               AUV AT    AUV AT   ACCUM UNITS
                                              BEGINNING    END        END
                                              OF PERIOD OF PERIOD  OF PERIOD
   --------------------------------------------------------------------------
   FIDELITY VIP INDEX 500 - INITIAL CLASS
      01/01/2003    to    12/31/2003            10.03     12.72     261,115
      01/01/2004    to    12/31/2004            12.72     13.89     236,274
      01/01/2005    to    12/31/2005            13.89     14.38     201,167
      01/01/2006    to    12/31/2006            14.38     16.44     172,591
      01/01/2007    to    12/31/2007            16.44     17.12     157,031
      01/01/2008    to    12/31/2008            17.12     10.65     129,789
      01/01/2009    to    12/31/2009            10.65     13.31     108,906
      01/01/2010    to    12/31/2010            13.31     15.12      87,733
      01/01/2011    to    12/31/2011            15.12     15.24      72,290
      01/01/2012    to    12/31/2012            15.24     17.45      65,057
   --------------------------------------------------------------------------
   FIDELITY VIP MONEY MARKET - INITIAL CLASS
      01/01/2003    to    12/31/2003             6.83      6.81      86,054
      01/01/2004    to    12/31/2004             6.81      6.81     113,288
      01/01/2005    to    12/31/2005             6.81      6.93     132,557
      01/01/2006    to    12/31/2006             6.93      7.18     150,587
      01/01/2007    to    12/31/2007             7.18      7.45     154,082
      01/01/2008    to    12/31/2008             7.45      7.58     173,542
      01/01/2009    to    12/31/2009             7.58      7.54     136,663
      01/01/2010    to    12/31/2010             7.54      7.47     118,421
      01/01/2011    to    12/31/2011             7.47      7.38     139,733
      01/01/2012    to    12/31/2012             7.38      7.30     156,790
   --------------------------------------------------------------------------
   FIDELITY VIP OVERSEAS - INITIAL CLASS
      01/01/2002    to    12/31/2002             7.35      5.78     100,377
      01/01/2003    to    12/31/2003             5.78      8.18     116,589
      01/01/2004    to    12/31/2004             8.18      9.18     135,991
      01/01/2005    to    12/31/2005             9.18     10.79     143,552
      01/01/2006    to    12/31/2006            10.79     12.59     146,283
      01/01/2007    to    12/31/2007            12.59     14.58     142,084
      01/01/2008    to    12/31/2008            14.58      8.09     129,929
      01/01/2009    to    12/31/2009             8.09     10.11     127,780
      01/01/2010    to    12/31/2010            10.11     11.30     121,653
      01/01/2011    to    12/31/2011            11.30      9.24     119,049
      01/01/2012    to    12/31/2012             9.24     11.02     116,094
   --------------------------------------------------------------------------
   MIST - INVESCO SMALL CAP GROWTH - CLASS A
      05/01/2003    to    12/31/2003             8.52     11.70       1,234
      01/01/2004    to    12/31/2004            11.70     12.33       1,047
      01/01/2005    to    12/31/2005            12.33     13.23       1,547
      01/01/2006    to    12/31/2006            13.23     14.88       1,663
      01/01/2007    to    12/31/2007            14.88     16.37       1,420
   --------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                                       AUV AT    AUV AT   ACCUM UNITS
                                                                      BEGINNING    END        END
                                                                      OF PERIOD OF PERIOD  OF PERIOD
-----------------------------------------------------------------------------------------------------
MIST - INVESCO SMALL CAP GROWTH - CLASS A (CONTINUED)
   01/01/2008    to    12/31/2008                                       16.37      9.92       1,040
   01/01/2009    to    12/31/2009                                        9.92     13.15       1,628
   01/01/2010    to    12/31/2010                                       13.15     16.43       9,151
   01/01/2011    to    12/31/2011                                       16.43     16.09       1,930
   01/01/2012    to    12/31/2012                                       16.09     18.83       1,576
-----------------------------------------------------------------------------------------------------
MIST - J.P. MORGAN QUALITY BOND - CLASS A
   01/01/2003    to    12/31/2003                                       11.70     12.02      31,808
   01/01/2004    to    11/19/2004                                       12.02     12.38      28,764
-----------------------------------------------------------------------------------------------------
MIST - LORD ABBETT BOND DEBENTURE - CLASS A
   05/01/2003    to    12/31/2003                                       13.89     16.40         224
   01/01/2004    to    12/31/2004                                       16.40     17.56         763
   01/01/2005    to    12/31/2005                                       17.56     17.65       3,592
   01/01/2006    to    12/31/2006                                       17.65     19.07       8,493
   01/01/2007    to    12/31/2007                                       19.07     20.12      13,384
   01/01/2008    to    12/31/2008                                       20.12     16.21      21,351
   01/01/2009    to    12/31/2009                                       16.21     21.95      18,927
   01/01/2010    to    12/31/2010                                       21.95     24.54      20,182
   01/01/2011    to    12/31/2011                                       24.54     25.40      19,862
   01/01/2012    to    12/31/2012                                       25.40     28.40      17,282
-----------------------------------------------------------------------------------------------------
MIST - T. ROWE PRICE LARGE CAP VALUE - CLASS A (FORMERLY LORD ABBETT
GROWTH AND INCOME - CLASS A)
   01/01/2003    to    12/31/2003                                       17.50     22.65     184,708
   01/01/2004    to    12/31/2004                                       22.65     25.26     194,533
   01/01/2005    to    12/31/2005                                       25.26     25.86     191,536
   01/01/2006    to    12/31/2006                                       25.86     30.14     192,777
   01/01/2007    to    12/31/2007                                       30.14     30.96     186,701
   01/01/2008    to    12/31/2008                                       30.96     19.51     168,557
   01/01/2009    to    12/31/2009                                       19.51     22.87     161,255
   01/01/2010    to    12/31/2010                                       22.87     26.49     146,046
   01/01/2011    to    12/31/2011                                       26.49     25.18     136,440
   01/01/2012    to    12/31/2012                                       25.18     29.41     129,457
-----------------------------------------------------------------------------------------------------
MIST - MORGAN STANLEY MID CAP GROWTH - CLASS A
   05/03/2010    to    12/31/2010                                       13.69     15.93       3,624
   01/01/2011    to    12/31/2011                                       15.93     14.68       2,979
   01/01/2012    to    12/31/2012                                       14.68     15.89       2,750
-----------------------------------------------------------------------------------------------------
MIST - PIMCO TOTAL RETURN - CLASS A
   05/01/2003    to    12/31/2003                                       11.45     11.82         830
   01/01/2004    to    12/31/2004                                       11.82     12.29      31,340
   01/01/2005    to    12/31/2005                                       12.29     12.43      45,160
   01/01/2006    to    12/31/2006                                       12.43     12.87      56,187
-----------------------------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                         AUV AT    AUV AT   ACCUM UNITS
                                                        BEGINNING    END        END
                                                        OF PERIOD OF PERIOD  OF PERIOD
---------------------------------------------------------------------------------------
MIST - PIMCO TOTAL RETURN - CLASS A4
   01/01/2007    to    12/31/2007                         12.87     13.70     68,395
   01/01/2008    to    12/31/2008                         13.70     13.62     90,312
   01/01/2009    to    12/31/2009                         13.62     15.93     85,660
   01/01/2010    to    12/31/2010                         15.93     17.05     77,391
   01/01/2011    to    12/31/2011                         17.05     17.42     77,314
   01/01/2012    to    12/31/2012                         17.42     18.84     77,709
---------------------------------------------------------------------------------------
MIST - RCM TECHNOLOGY - CLASS A
   05/01/2003    to    12/31/2003                          2.99      4.66         31
   01/01/2004    to    12/31/2004                          4.66      4.40        801
   01/01/2005    to    12/31/2005                          4.40      4.84      1,495
   01/01/2006    to    12/31/2006                          4.84      5.05      1,906
   01/01/2007    to    12/31/2007                          5.05      6.56      3,662
   01/01/2008    to    12/31/2008                          6.56      3.61      4,044
   01/01/2009    to    12/31/2009                          3.61      5.68      7,372
   01/01/2010    to    12/31/2010                          5.68      7.19     10,981
   01/01/2011    to    12/31/2011                          7.19      6.41     12,061
   01/01/2012    to    12/31/2012                          6.41      7.11     13,211
---------------------------------------------------------------------------------------
MIST - THIRD AVENUE SMALL CAP VALUE - CLASS A
   05/01/2003    to    12/31/2003                          8.25     11.54        861
   01/01/2004    to    12/31/2004                         11.54     14.45      5,614
   01/01/2005    to    12/31/2005                         14.45     16.52      5,643
   01/01/2006    to    12/31/2006                         16.52     18.50      6,559
   01/01/2007    to    12/31/2007                         18.50     17.76      7,584
   01/01/2008    to    12/31/2008                         17.76     12.33      9,323
   01/01/2009    to    12/31/2009                         12.33     15.44     11,362
   01/01/2010    to    12/31/2010                         15.44     18.33     11,533
   01/01/2011    to    12/31/2011                         18.33     16.52     12,268
   01/01/2012    to    12/31/2012                         16.52     19.30     11,321
---------------------------------------------------------------------------------------
MSF - BARCLAY'S CAPITAL AGGREGATE BOND INDEX - CLASS A
   05/01/2003    to    12/31/2003                         12.53     12.82        190
   01/01/2004    to    12/31/2004                         12.82     13.18        774
   01/01/2005    to    12/31/2005                         13.18     13.29      2,973
   01/01/2006    to    12/31/2006                         13.29     13.66      4,638
   01/01/2007    to    12/31/2007                         13.66     14.42      9,466
   01/01/2008    to    12/31/2008                         14.42     15.09     11,875
   01/01/2009    to    12/31/2009                         15.09     15.68     12,769
   01/01/2010    to    12/31/2010                         15.68     16.42      9,887
   01/01/2011    to    12/31/2011                         16.42     17.43     10,040
   01/01/2012    to    12/31/2012                         17.43     17.88      9,719
---------------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                    AUV AT    AUV AT   ACCUM UNITS
                                                   BEGINNING    END        END
                                                   OF PERIOD OF PERIOD  OF PERIOD
----------------------------------------------------------------------------------
MSF - BLACKROCK BOND INCOME - CLASS A
   05/01/2003    to    12/31/2003                    45.27     47.32         40
   01/01/2004    to    12/31/2004                    47.32     48.80        392
   01/01/2005    to    12/31/2005                    48.80     49.36      1,470
   01/01/2006    to    12/31/2006                    49.36     50.90      1,851
   01/01/2007    to    12/31/2007                    50.90     53.43      3,336
   01/01/2008    to    12/31/2008                    53.43     50.95      4.893
   01/01/2009    to    12/31/2009                    50.95     55.09      4,876
   01/01/2010    to    12/31/2010                    55.09     58.94      5,412
   01/01/2011    to    12/31/2011                    58.94     62.03      5,672
   01/01/2012    to    12/31/2012                    62.03     65.87      5,648
----------------------------------------------------------------------------------
MSF - BLACKROCK LARGE CAP VALUE - CLASS A
   05/01/2003    to    12/31/2003                     7.94     10.64        134
   01/01/2004    to    12/31/2004                    10.64     11.91        469
   01/01/2005    to    12/31/2005                    11.91     12.47      3,266
   01/01/2006    to    12/31/2006                    12.47     14.69      6,207
   01/01/2007    to    12/31/2007                    14.69     15.00      6,142
   01/01/2008    to    12/31/2008                    15.00      9.64      6,255
   01/01/2009    to    12/31/2009                     9.64     10.59      9,688
   01/01/2010    to    12/31/2010                    10.59     11.42     12,674
   01/01/2011    to    12/31/2011                    11.42     11.55     16,966
   01/01/2012    to    12/31/2012                    11.55     13.03     21,517
----------------------------------------------------------------------------------
MSF - BLACKROCK LEGACY LARGE CAP GROWTH - CLASS A
   05/01/2003    to    12/31/2003                    18.40     24.55        228
   01/01/2004    to    12/31/2004                    24.55     26.38        242
   01/01/2005    to    12/31/2005                    26.38     27.88        381
   01/01/2006    to    12/31/2006                    27.88     28.67        472
   01/01/2007    to    12/31/2007                    28.67     33.62        636
   01/01/2008    to    12/31/2008                    33.62     21.08        517
   01/01/2009    to    12/31/2009                    21.08     28.47      1,222
   01/01/2010    to    12/31/2010                    28.47     33.69      1,396
   01/01/2011    to    12/31/2011                    33.69     30.30      1,519
   01/01/2012    to    12/31/2012                    30.30     34.22      6,180
----------------------------------------------------------------------------------
MSF - DAVIS VENTURE VALUE - CLASS A
   05/01/2003    to    12/31/2003                    22.30     28.82         23
   01/01/2004    to    12/31/2004                    28.82     31.99        603
   01/01/2005    to    12/31/2005                    31.99     34.84      2,334
   01/01/2006    to    12/31/2006                    34.84     39.43      4,098
   01/01/2007    to    12/31/2007                    39.43     40.72      4,597
   01/01/2008    to    12/31/2008                    40.72     24.39      5,728
----------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                  AUV AT    AUV AT   ACCUM UNITS
                                                 BEGINNING    END        END
                                                 OF PERIOD OF PERIOD  OF PERIOD
--------------------------------------------------------------------------------
MSF - DAVIS VENTURE VALUE - CLASS A (CONTINUED)
   01/01/2009    to    12/31/2009                  24.39     31.79      5,649
   01/01/2010    to    12/31/2010                  31.79     35.16     11,679
   01/01/2011    to    12/31/2011                  35.16     33.33     12,367
   01/01/2012    to    12/31/2012                  33.33     37.14     12,728
--------------------------------------------------------------------------------
MSF - FI MID CAP OPPORTUNITIES - CLASS A
   05/01/2003    to    12/31/2003                   8.12     11.43      2,097
   01/01/2004    to    04/30/2004                  11.43     11.22      2,961
--------------------------------------------------------------------------------
MSF - FI MID CAP OPPORTUNITIES - CLASS A
   05/01/2004    to    12/31/2004                  11.22     11.33      1,739
   01/01/2005    to    12/31/2005                  11.33     18.12      2,741
   01/01/2006    to    12/31/2006                  18.12     20.02      2,921
   01/01/2007    to    12/31/2007                  20.02     21.41      2,394
   01/01/2008    to    12/31/2008                  21.41      9.46      2,761
   01/01/2009    to    12/31/2009                   9.46     12.49      3,242
   01/01/2010    to    12/31/2010                  12.49     13.54          0
--------------------------------------------------------------------------------
MSF - MET/ARTISAN MID CAP VALUE - CLASS A
   05/01/2003    to    12/31/2003                  24.27     31.80        417
   01/01/2004    to    12/31/2004                  31.80     34.52      2,645
   01/01/2005    to    12/31/2005                  34.52     37.50      3,962
   01/01/2006    to    12/31/2006                  37.50     41.64      4,780
   01/01/2007    to    12/31/2007                  41.64     38.31      5,146
   01/01/2008    to    12/31/2008                  38.31     20.43      5,391
   01/01/2009    to    12/31/2009                  20.43     28.56      6,512
   01/01/2010    to    12/31/2010                  28.56     32.45      5,974
   01/01/2011    to    12/31/2011                  32.45     34.21      5,922
   01/01/2012    to    12/31/2012                  34.21     37.79      5,862
--------------------------------------------------------------------------------
MSF - METLIFE MID CAP STOCK INDEX - CLASS A
   05/01/2003    to    12/31/2003                   8.71     11.61      6,703
   01/01/2004    to    12/31/2004                  11.61     13.30     24,560
   01/01/2005    to    12/31/2005                  13.30     14.75     32,407
   01/01/2006    to    12/31/2006                  14.75     16.04     38,302
   01/01/2007    to    12/31/2007                  16.04     17.07     38,884
   01/01/2008    to    12/31/2008                  17.07     10.76     43,316
   01/01/2009    to    12/31/2009                  10.76     14.56     50,545
   01/01/2010    to    12/31/2010                  14.56     18.15     53,129
   01/01/2011    to    12/31/2011                  18.15     17.59     47,683
   01/01/2102    to    12/31/2012                  17.59     20.43     53,824
--------------------------------------------------------------------------------
MSF - METLIFE STOCK INDEX - CLASS A
   05/01/2003    to    12/31/2003                  28.58     36.18      3,190
   01/01/2004    to    12/31/2004                  36.18     39.49      8,298
--------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                            AUV AT    AUV AT   ACCUM UNITS
                                           BEGINNING    END        END
                                           OF PERIOD OF PERIOD  OF PERIOD
      --------------------------------------------------------------------
         01/01/2005    to    12/31/2005      39.49     40.81     12,176
         01/01/2006    to    12/31/2006      40.81     46.54     17,301
         01/01/2007    to    12/31/2007      46.54     48.37     22,249
         01/01/2008    to    12/31/2008      48.37     30.04     20,414
         01/01/2009    to    12/31/2009      30.04     37.45     22,938
         01/01/2010    to    12/31/2010      37.45     42.47     25,261
         01/01/2011    to    12/31/2011      42.47     42.72     18,793
         01/01/2012    to    12/31/2012      42.72     48.83     19,490
      --------------------------------------------------------------------
      MSF - MFS(R) TOTAL RETURN - CLASS A
         05/01/2003    to    12/31/2003      34.10     39.40        185
         01/01/2004    to    12/31/2004      39.40     43.29        565
         01/01/2005    to    12/31/2005      43.29     44.08      1,230
         01/01/2006    to    12/31/2006      44.08     48.85      2,191
         01/01/2007    to    12/31/2007      48.85     50.35      2,059
         01/01/2008    to    12/31/2008      50.35     38.71      2,414
         01/01/2009    to    12/31/2009      38.71     45.34      3,975
         01/01/2010    to    12/31/2010      45.34     49.29      4,177
         01/01/2011    to    12/31/2011      49.29     49.85      4,202
         01/01/2012    to    12/31/2012      49.85     54.94      4,003
      --------------------------------------------------------------------
      MSF - MFS(R) VALUE - CLASS A
         05/01/2003    to    12/31/2003       9.83     12.18        817
         01/01/2004    to    12/31/2004      12.18     13.40      3,479
         01/01/2005    to    12/31/2005      13.40     13.05      4,665
         01/01/2006    to    12/31/2006      13.05     15.23      6,328
         01/01/2007    to    12/31/2007      15.23     14.47      6,093
         01/01/2008    to    12/31/2008      14.47      9.50      5,068
         01/01/2009    to    12/31/2009       9.50     11.34      6,102
         01/01/2010    to    12/31/2010      11.34     12.48      9,119
         01/01/2011    to    12/31/2011      12.48     12.43     10,806
         01/01/2012    to    12/31/2012      12.43     14.32     12,523
      --------------------------------------------------------------------
      MSF - MSCI EAFE(R) INDEX - CLASS A
         05/01/2003    to    12/31/2003       7.15      9.72        402
         01/01/2004    to    12/31/2004       9.72     11.49      2,285
         01/01/2005    to    12/31/2005      11.49     12.85     12,106
         01/01/2006    to    12/31/2006      12.85     15.96     20,485
         01/01/2007    to    12/31/2007      15.96     17.46     22,743
         01/01/2008    to    12/31/2008      17.46      9.99     29,217
         01/01/2009    to    12/31/2009       9.99     12.69     37,041
         01/01/2010    to    12/31/2010      12.69     13.56     55,099
         01/01/2011    to    12/31/2011      13.56     11.72     63,230
         01/01/2012    to    12/31/2012      11.72     13.69     63,476
      --------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                 AUV AT    AUV AT   ACCUM UNITS
                                                BEGINNING    END        END
                                                OF PERIOD OF PERIOD  OF PERIOD
-------------------------------------------------------------------------------
MSF - NEUBERGER BERMAN GENESIS - CLASS A
   05/01/2003    to    12/31/2003                 10.90     16.16        165
   01/01/2004    to    12/31/2004                 16.16     18.41      2,727
   01/01/2005    to    12/31/2005                 18.41     18.94      5,286
   01/01/2006    to    12/31/2006                 18.94     21.83      6,817
   01/01/2007    to    12/31/2007                 21.83     20.82      8,606
   01/01/2008    to    12/31/2008                 20.82     12.66      7,441
   01/01/2009    to    12/31/2009                 12.66     14.15      8,115
   01/01/2010    to    12/31/2010                 14.15     16.99      7,925
   01/01/2011    to    12/31/2011                 16.99     17.75      9,973
   01/01/2012    to    12/31/2012                 17.75     19.29      8,857
-------------------------------------------------------------------------------
MSF - RUSSELL 2000(R) INDEX - CLASS A
   05/01/2003    to    12/31/2003                  9.49     13.68      5,728
   01/01/2004    to    12/31/2004                 13.68     15.91      8,102
   01/01/2005    to    12/31/2005                 15.91     16.43      6,070
   01/01/2006    to    12/31/2006                 16.43     19.14      9,284
   01/01/2007    to    12/31/2007                 19.14     18.61     10,116
   01/01/2008    to    12/31/2008                 18.61     12.22     11,755
   01/01/2009    to    12/31/2009                 12.22     15.21     13,195
   01/01/2010    to    12/31/2010                 15.21     19.06     15,140
   01/01/2011    to    12/31/2011                 19.06     18.06     15,113
   01/01/2012    to    12/31/2012                 18.06     20.75     17,427
-------------------------------------------------------------------------------
MSF - T. ROWE PRICE SMALL CAP GROWTH - CLASS A
   05/01/2004    to    12/31/2004                 12.82     13.53          0
   01/01/2005    to    12/31/2005                 13.53     14.84          0
   01/01/2006    to    12/31/2006                 14.84     15.22          0
   01/01/2007    to    12/31/2007                 15.22     18.44      5,760
   01/01/2008    to    12/31/2008                 18.44     10.41      7,538
   01/01/2009    to    12/31/2009                 10.41     16.06      8,272
   01/01/2010    to    12/31/2010                 16.06     21.48     15,126
   01/01/2011    to    12/31/2011                 21.48     21.67     18,409
   01/01/2012    to    12/31/2012                 21.67     24.95     17,593
-------------------------------------------------------------------------------
T. ROWE PRICE GROWTH STOCK FUND
   01/01/2003    to    12/31/2003                 47.78     62.15     28,353
   01/01/2004    to    12/31/2004                 62.15     67.90     30,524
   01/01/2005    to    12/31/2005                 67.90     71.72     29,722
   01/01/2006    to    12/31/2006                 71.72     81.07     28,898
   01/01/2007    to    12/31/2007                 81.07     88.67     28,721
   01/01/2008    to    12/31/2008                 88.67     50.75     24,876
   01/01/2009    to    12/31/2009                 50.75     72.05     24,043
   01/01/2010    to    12/31/2010                 72.05     83.50     85,875
   01/01/2011    to    12/31/2011                 83.50     81.96     73,401
   01/01/2012    to    12/31/2012                 81.96     96.60     66,302
-------------------------------------------------------------------------------

APPENDIX B
PARTICIPATING INVESTMENT PORTFOLIOS

Below are the investment objectives of each Fund available under the Contract. The Fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

THE ALGER PORTFOLIOS (CLASS I-2)

The Alger Portfolios is a mutual fund with multiple portfolios, one of which is offered under the Contract. Fred Alger Management, Inc. is the investment adviser to each of the portfolios. The following Class I-2 portfolio is available under the Contract:

Alger Small Cap Growth Portfolio
 Investment Objective: Seeks long-term capital appreciation.

AMERICAN FUNDS INSURANCE SERIES(R) (CLASS 2)

American Funds Insurance Series(R) is a mutual fund with multiple funds, three of which are offered under the contract. Capital Research and Management Company is the investment adviser to each fund. The following Class 2 funds are available under the Contract:

American Funds Global Small Capitalization Fund
 Investment Objective: Seeks long-term growth of capital.

American Funds Growth Fund
 Investment Objective: Seeks growth of capital.

American Funds Growth-Income Fund
 Investment Objective: Seeks long-term growth of capital and income.

DWS VARIABLE SERIES I (CLASS A)

DWS Variable Series I is a mutual fund with multiple series, one of which is offered under the Contract. Deutsche Investment Management Americas Inc. is the investment adviser to each series. The following Class A series is available under the Contract:

DWS International VIP/1/
 Investment Objective: Seeks long-term growth of capital.

FIDELITY(R) VARIABLE INSURANCE PRODUCTS (INITIAL CLASS)

Fidelity Variable Insurance Products is a mutual fund with multiple portfolios, five of which are offered under the contract. Fidelity Management & Research Company is the investment adviser to each of the portfolios. The following Initial Class portfolios are available under the Contract:

Asset Manager/SM/ Portfolio
 Subadvisers: FMR Co., Inc.; Fidelity Investments Money Management, Inc. Investment Objective: Seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.

Contrafund(R) Portfolio
 Subadviser: FMR Co., Inc.
 Investment Objective: Seeks long-term capital appreciation.

Growth Portfolio
 Subadviser: FMR Co., Inc.
 Investment Objective: Seeks to achieve capital appreciation.

Money Market Portfolio
 Subadviser: Fidelity Investments Money Management, Inc.
 Investment Objective: Seeks as high a level of current income as is consistent with preservation of capital and liquidity.

Overseas Portfolio/2/
 Subadviser: FMR Co., Inc.
 Investment Objective: Seeks long-term growth of capital.

MET INVESTORS SERIES TRUST (CLASS A)

Met Investors Series Trust is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of MetLife Investors USA, is the investment manager of Met Investors Series Trust. MetLife Advisers, LLC has engaged subadvisers to provide investment advice for the individual portfolios. The following Class A portfolios are available under the Contract:

Invesco Small Cap Growth Portfolio
 Subadviser: Invesco Advisers, Inc.
 Investment Objective: Seeks long-term growth of capital.

Lord Abbett Bond Debenture Portfolio
 Subadviser: Lord, Abbett & Co. LLC
 Investment Objective: Seeks high current income and the opportunity for capital appreciation to produce a high total return.

MFS(R) Research International Portfolio
 Subadviser: Massachusetts Financial Services Company
 Investment Objective: Seeks capital appreciation.

Morgan Stanley Mid Cap Growth Portfolio
 Subadviser: Morgan Stanley Investment Management Inc.
 Investment Objective: Seeks capital appreciation.

PIMCO Total Return Portfolio
 Subadviser: Pacific Investment Management Company LLC
 Investment Objective: Seeks maximum total return, consistent with the preservation of capital and prudent investment management.



T. Rowe Price Large Cap Value Portfolio
 Subadviser: T. Rowe Price Associates, Inc.
 Investment Objective: Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.

Third Avenue Small Cap Value Portfolio
 Subadviser: Third Avenue Management LLC
 Investment Objective: Seeks long-term capital appreciation.

METROPOLITAN SERIES FUND (CLASS A)

Metropolitan Series Fund is a mutual fund with multiple portfolios. MetLife Advisers, LLC is the investment adviser for all of the portfolios. MetLife Advisers, LLC has engaged subadvisers to provide investment advice for the individual portfolios. The following Class A portfolios are available under the
Contract:


Barclays Aggregate Bond Index Portfolio
 Subadviser: MetLife Investment Management, LLC

 Investment Objective: Seeks to track the performance of the Barclays U.S.
   Aggregate Bond Index.

BlackRock Bond Income Portfolio
 Subadviser: BlackRock Advisors, LLC
 Investment Objective: Seeks a competitive total return primarily from investing in fixed-income securities.


BlackRock Capital Appreciation Portfolio
 Subadviser: BlackRock Advisors, LLC
 Investment Objective: Seeks long-term growth of capital.


BlackRock Large Cap Value Portfolio
 Subadviser: BlackRock Advisors, LLC
 Investment Objective: Seeks long-term growth of capital.

Davis Venture Value Portfolio
 Subadviser: Davis Selected Advisers, L.P.
 Investment Objective: Seeks growth of capital.

Met/Artisan Mid Cap Value Portfolio
 Subadviser: Artisan Partners Limited Partnership
 Investment Objective: Seeks long-term capital growth.

MetLife Mid Cap Stock Index Portfolio

 Subadviser: MetLife Investment Management, LLC/ /

 Investment Objective: Seeks to track the performance of the Standard & Poor's
   MidCap 400(R) Composite Stock Price Index.

MetLife Stock Index Portfolio

 Subadviser: MetLife Investment Management, LLC/ /

 Investment Objective: Seeks to track the performance of the Standard & Poor's
   500(R) Composite Stock Price Index.

MFS(R) Total Return Portfolio
 Subadviser: Massachusetts Financial Services Company
 Investment Objective: Seeks a favorable total return through investment in a diversified portfolio.

MFS(R) Value Portfolio
 Subadviser: Massachusetts Financial Services Company
 Investment Objective: Seeks capital appreciation.

MSCI EAFE(R) Index Portfolio

 Subadviser: MetLife Investment Management, LLC/ /

 Investment Objective: Seeks to track the performance of the MSCI EAFE(R) Index.

Neuberger Berman Genesis Portfolio
 Subadviser: Neuberger Berman Management LLC
 Investment Objective: Seeks high total return, consisting principally of capital appreciation.

Russell 2000(R) Index Portfolio

 Subadviser: MetLife Investment Management, LLC/ /

 Investment Objective: Seeks to track the performance of the Russell 2000(R)
   Index.


T. Rowe Price Large Cap Growth Portfolio
 Subadviser: T. Rowe Price Associates, Inc.
 Investment Objective: Seeks long-term growth of capital and, secondarily, dividend income.


T. Rowe Price Small Cap Growth Portfolio
 Subadviser: T. Rowe Price Associates, Inc.
 Investment Objective: Seeks long-term capital growth.

T. ROWE PRICE GROWTH STOCK FUND, INC./2/

 The T. Rowe Price Growth Stock Fund, Inc. is a mutual fund. T. Rowe Price
   Associates, Inc. is the investment adviser for the fund.

 Investment Objective: Seeks to provide long-term capital growth and secondarily, increasing dividend income through investments in the common stocks of well-established growth companies.

--------
/1/    DWS International VIP is not available under Retirement Companion
       Contracts.
/2/ Fidelity VIP Overseas Portfolio and T. Rowe Price Growth Stock Fund, Inc. are not available for use with contracts purchased in connection with 403(b) plans.

APPENDIX C-1
ADDITIONAL INFORMATION REGARDING THE PORTFOLIOS


The Funds below were subject to a merger or name change. The chart identifies the former name and new name of each of these Funds.

FUND MERGER



             FORMER FUND                                 NEW FUND
-------------------------------------    -----------------------------------------
MET INVESTORS SERIES FUND                METROPOLITAN FUND
RCM Technology Portfolio                 T. Rowe Price Large Cap Growth Portfolio



FUND NAME CHANGES



          FORMER PORTFOLIO                               NEW FUND
-------------------------------------    -----------------------------------------
METROPOLITAN FUND                        METROPOLITAN FUND
Barclays Capital Aggregate               Barclays Aggregate Bond Index Portfolio
  Bond Index Portfolio
BlackRock Legacy Large Cap               BlackRock Capital Appreciation Portfolio
  Growth Portfolio

                      STATEMENT OF ADDITIONAL INFORMATION

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A

          GROUP FLEXIBLE PAYMENT FIXED AND VARIABLE ANNUITY CONTRACTS

                    METLIFE INVESTORS USA INSURANCE COMPANY


                                APRIL 29, 2013

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS. A COPY OF THE PROSPECTUS, DATED APRIL 29, 2013, MAY BE OBTAINED WITHOUT CHARGE BY WRITING TO METLIFE INVESTORS USA INSURANCE COMPANY, P.O. BOX 46539 DENVER, CO 80201-6539 OR BY TELEPHONING (800) 283-4536.


SAI-USAFLEXBONUS 11

                TABLE OF CONTENTS                       PAGE

                THE INSURANCE COMPANY...................... 3

                SURRENDER CHARGES.......................... 3

                NET INVESTMENT FACTOR...................... 3

                ANNUITY PAYMENTS........................... 3

                UNDERWRITERS, DISTRIBUTION OF THE CONTRACT. 4

                CALCULATION OF PERFORMANCE................. 5

                VOTING RIGHTS.............................. 5

                SAFEKEEPING OF SECURITIES.................. 6

                SERVICING AGENT............................ 6

                INDEPENDENT REGISTERED PUBLIC
                ACCOUNTING FIRM............................ 6

                REGULATION OF METLIFE INVESTORS USA........ 6

                ADDITIONAL FEDERAL TAX CONSIDERATIONS...... 7

                FINANCIAL STATEMENTS....................... 7

THE INSURANCE COMPANY

MetLife Investors USA Insurance Company (MetLife Investors USA) is a stock life insurance company founded on September 13, 1960, and organized under the laws of the State of Delaware. Its principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, California 92614. MetLife Investors USA is authorized to transact the business of life insurance, including annuities, and is currently licensed to do business in all states except New York and in the District of Columbia. MetLife Investors USA is an indirect wholly-owned subsidiary of MetLife, Inc. (MetLife), a listed company on the New York Stock Exchange. MetLife is a leading provider of insurance and financial products and services to individual and group customers.

SURRENDER CHARGES

Subject to the individual's retirement plan requirements, all or a portion of the Participant's account may be surrendered at any time prior to the annuity date. Unless a certificate has been in effect for more than nine full calendar years after the Certificate Date, a surrender charge (contingent deferred sales charge) will be deducted in the event the Participant requests a full or partial surrender from the Separate Account. The charge is based on a percentage of the amount surrendered. No surrender charge will be applied for that part of the first surrender from the Separate Account in a calendar year that does not exceed 10% of the value of the Participant's Account. The surrender charge amounts to 7% for surrenders attributable to purchase payments received within 60 months prior to the date of the surrender. In no event will the sum of these surrender charges and the distribution expense charge exceed 9% of the purchase payments.

NET INVESTMENT FACTOR

The Separate Account net investment factor is an index of the percentage change (adjusted for distributions by the Fund and the deduction of the actuarial risk fee) in the net asset value of each Fund in which the Series in invested, since the preceding Business Day. The Separate Account net investment factor for each Series of Accumulation Units is determined for any Business Day by dividing (i) the net asset value of a share of the Fund which is represented by such Series at the close of business on such day, plus the per share amount of any distributions made by such Fund on such day by (ii) the net asset value of a share of such Fund determined as of the close of business on the preceding Business Day and then subtracting from the result the daily factors for mortality and expense risks (.003699%) for each calendar day between the preceding Business Day and the end of the current Business Day.

ANNUITY PAYMENTS

BASIS OF VARIABLE BENEFITS

The Variable Annuity benefits rates used in determining Annuity Payments under the Contracts are based on actuarial assumptions, reflected in tables in the Contracts, as to the expected mortality and adjusted age and the form of Annuity selected. The mortality basis for these tables is Annuity 2000 Mortality Table, projected to the year 2020 on Projection Scale G, with interest at 4.25% for all functions involving life contingencies and the portion of any period certain beyond 10 years, and 3.25% for the first 10 years of any certain period. Adjusted age in those tables means actual age to the nearest birthday at the time the first payment is due, adjusted according to the following table:

             YEAR OF BIRTH              AGE ADJUSTMENT
             BEFORE 1945                ACTUAL AGE
             1946 - 1965                Age Minus 1 Year
             1966 - 1985                Age Minus 2 Years
             1986 - 2005                Age Minus 3 Years

DETERMINATION OF AMOUNT OF MONTHLY VARIABLE ANNUITY PAYMENTS FOR FIRST YEAR

The Separate Account value used to establish the monthly variable annuity payment for the first year consists of the value of accumulation units of each Series of the Separate Account credited to a Participant on the last valuation date of the second calendar week before the annuity date. The Contract contains tables showing monthly payment factors and annuity premium rates per $1,000 of Separate Account value to be applied under Options 1 through 4.

At the beginning of the first payment year, an amount is transferred from the Separate Account to MetLife Investors USA's General Account and level monthly annuity payments for the year are made out of the General Account. The amount to be transferred is determined by multiplying the annuity premium rate per $1,000 set forth in the Contract tables by the number of thousands of dollars of Separate Account value credited to a Participant. The level monthly payment for the first payment year is then determined by multiplying the amount transferred (the "Annuity Premium") by the monthly payment factor in the same table. In the event the Contract involved has Separate Account accumulation units in more than one Series, the total monthly annuity payment for the first year is the sum of the monthly annuity payments, determined in the same manner as above, for each Series.

At the time the first year's monthly payments are determined, a number of annuity units for each Separate Account Series is also established for the annuitant by dividing the first year monthly payment from that series by the Separate Account annuity unit values for the series on the last valuation date of the second calendar week before the first annuity payment is due. The number of annuity units remains fixed during the annuity period unless annuity units are converted to or from another series.

DETERMINATION OF AMOUNT OF MONTHLY VARIABLE ANNUITY PAYMENTS FOR SECOND AND SUBSEQUENT YEARS

As of each anniversary of the annuity date, MetLife Investors USA will determine the amount of the monthly variable annuity payments for the year then beginning. Separate determinations will be made for each Separate Account Series in which the annuitant has annuity units, with the total annuity payment being the sum of the payments derived from the Series. The amount of monthly payments for any Separate Account Series for any year after the first will be determined by multiplying the number of annuity units for that Series by the annuity unit value for that Series for the valuation period in which the first payment for the year is due. It will be MetLife Investor USA's practice to mail variable annuity payments no later than seven days after the last day of the valuation period upon which they are based or the monthly anniversary thereof.

The objective of a variable annuity contract is to provide level payments during periods when the economy is relatively stable and to reflect as increased payments only the excess of investment results flowing from inflation or an increase in productivity. The achievement of this objective will depend, in part, upon the validity of the assumption that the net investment return of the Separate Account equals the assumed investment return during periods of stable prices. Subsequent years' payments will be smaller than, equal to or greater than the first year's payments depending on whether the actual net investment return for the Separate Account is smaller than equal to or greater than the Assumed Investment Return.

ANNUITY UNIT VALUE

The initial value of an Annuity Unit is $5 for each Series for the first Valuation Period as of which the first Variable Annuity Payment from such Series is made. The value of an Annuity Unit for each Series on any later date is determined by multiplying the value of an Annuity Unit at the end of the preceding Valuation Period by the "Annuity change factor" for the second preceding Valuation Period. The Annuity change factor is an adjusted measurement of the investment performance of the Fund since the end of the preceding Valuation Period. The Annuity change factor is determined by dividing the value of an Accumulation Unit at the end of the Valuation Period by the value of an Accumulation Unit at the end of the preceding Valuation Period and multiplying the result by a neutralization factor.

Variable Annuity Payments for each year after the first reflect variations in the investment performance of the Separate Account above and below an Assumed Investment Return. This assumed investment rate is included for purposes of actuarial computations and does not relate to the actual investment performance of the underlying Fund. Therefore, the Assumed Investment Return must be "neutralized" in computing the Annuity change factor. For weekly Valuation Periods and a 4.25% Assumed Investment Return, the neutralization factor is 0.9991999.

UNDERWRITERS, DISTRIBUTION OF THE CONTRACTS

Information about the distribution of the Contracts is contained in the prospectus. (See "Principal Underwriter.") Additional information is provided below.

The Contracts are not currently offered for sale. However, new Participants may be added under existing Contracts and, where applicable, we will continue to issue Certificates to new Participants.

MetLife Investors Distribution Company ("Distributor") serves as principal underwriter for the Contracts. Distributor is a Missouri corporation and its home office is located at 5 Park Plaza, Suite 1900, Irvine, California 92614. Distributor is an indirect, wholly-owned subsidiary of MetLife, Inc. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the

Securities Exchange Act of 1934 and is a member of FINRA. Distributor is not a member of the Securities Investor Protection Corporation. Distributor has entered into selling agreements with other broker-dealers ("selling firms") and compensates them for their services.

Distributor (including its predecessor) received sales compensation with respect to the Contracts and all other contracts issued from the Separate Account in the following amounts during the periods indicated:


                                                 Aggregate
                                                 Amount of
                                                Commissions
                                  Aggregate     Retained by
                                  Amount of     Distributor
                                 Commissions   After Payments
                                   Paid to       to Selling
                   Fiscal Year   Distributor       Firms
                   ------------------------------------------
                      2010      $  619,025,695       $0
                      2011      $1,101,222,893       $0
                      2012      $  689,121,186       $0


Distributor passes through commissions to selling firms for their sales. In addition we pay compensation to Distributor to offset its expenses, including compensation costs, marketing and distribution expenses, advertising, wholesaling, printing and other expenses of distributing the Contracts.

CALCULATION OF PERFORMANCE

Average annual total return was computed by finding the average annual compounded rates of return over the 1, 3, 5, and 10 year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

   P(1+T)/(n)/ = ERV

Where:

   P  =  a hypothetical initial payment of $1,000

   T  =  average annual total return

   n  =  number of years

   ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year periods (or fractional portion thereof).

The computation of average annual total returns does take into consideration recurring charges and any non-recurring charges applicable to a Contract which is surrendered in full at the end of the stated holding period.

VOTING RIGHTS

As the owner of the Separate Account, MetLife Investors USA is the legal owner of the shares of the Funds. Based upon MetLife Investors USA's current view of applicable law, Participants have voting interests under the Contract concerning Fund shares and are entitled to vote on Fund proposals at all regular and special shareholders meetings. Therefore, Participants are entitled to give us instructions for the number of shares which are deemed attributable to his or her Participant's Account.

MetLife Investors USA will vote all shares of the underlying Funds as directed by the Participant and others who have voting interests in the Funds. MetLife Investors USA will send, at a last known address, all periodic reports, proxy materials and written requests for instructions on how to vote those shares. When MetLife Investors USA receives these instructions, it will vote of the shares in proportion to the instructions. If MetLife Investors USA does not receive a Participant's voting instructions, it will vote his or her interest in the same proportion as represented by the votes it receives from the other Owners and Participants. If MetLife Investors USA determines that it is permitted to vote the shares in its own right due to changes in the law or in the interpretation of the law it may do so.

MetLife Investors USA is under no duty to inquire into voting instructions or into the authority of the person issuing such instructions. All instructions will be valid unless MetLife Investors USA has actual knowledge that they are not.

When Annuity payments begin, the Annuitant will have all voting rights in regard to Fund shares.

There are certain circumstances under which MetLife Investors USA may disregard voting instructions. However, in this event, a summary of our action and the reasons for such action will appear in the next semiannual report.

The number of votes that each person having the right to vote receives is determined on a record date that is set no more than 90 days before the meeting. Voting instructions will be requested at least 30 days before the meeting. Only Owners or Annuitants on the record date may vote.

The number of shares to which a Participant is entitled to vote is calculated by dividing the portion of his or her Participant's Account allocated to that Fund on the record date by the net asset value of a Fund share on the same date.

SAFEKEEPING OF SECURITIES

Custody of all assets of the Separate Account are held by MetLife Investors USA. The assets of each Separate Account Series will be kept physically segregated by MetLife Investors USA and held separate from the assets of any other firm, person, or corporation. Additional protection for the assets of the Separate Account is afforded by fidelity bonds covering all of MetLife Investors USA's officers and employees.

SERVICING AGENT

Administrative services agreements have been entered into between MetLife Investors USA and each of MetLife Group, Inc. and Metropolitan Life Insurance Company under which the latter have agreed to perform certain of the personnel and administrative services relating to the Contracts and for the Separate Account. MetLife Investors USA has paid fees to MetLife Group and Metropolitan Life Insurance Company for these services.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The financial statements and financial highlights comprising each of the Sub-Accounts of MetLife Investors USA Separate Account A included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The consolidated financial statements of MetLife Investors USA Insurance Company and subsidiary (the "Company"), included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein (which report expresses an unmodified opinion and includes an emphasis-of-matter paragraph referring to changes in the Company's method of accounting for deferred policy acquisition costs as required by accounting guidance adopted on January 1, 2012). Such financial statements are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.



The principal business address of Deloitte & Touche LLP is Two World Financial Center, New York, New York 10281-1414.


REGULATION OF METLIFE INVESTORS USA

MetLife Investors USA is subject to the laws of the state of Delaware governing insurance companies and to regulation by the Delaware Commissioner of Insurance. An annual statement, in a prescribed form, is filed with the Commissioner on or before March 1 each year covering the operations of MetLife Investors USA for the preceding year and its financial condition on December 31 of such year. MetLife Investors USA's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is usually conducted by the National Association of Insurance Commissioners at least once in every three years. MetLife Investors USA was last examined as of December 31, 2000. While Delaware insurance law prescribes permissible investments for MetLife Investors USA, it does not prescribe permissible investments for the Separate Account, nor does it involve supervision of the investment management or policy of MetLife Investors USA. In addition, MetLife Investors USA is subject to the insurance laws and regulations of other jurisdictions in which it is licensed to operate. State insurance laws generally provide regulations for the licensing of insurers and their agents, govern the financial affairs of insurers, require approval of policy forms, impose reserve requirements and require filing of an annual statement. Generally, the insurance departments of these other jurisdictions apply the laws of Delaware in determining permissible investments for MetLife Investors USA.

ADDITIONAL FEDERAL TAX CONSIDERATIONS

If Fund shares are sold directly to tax-qualified retirement plans that later lose their tax-qualified status, or to non-qualified plans, there could be adverse consequences under the diversification requirements of Section 817(h) of the Internal Revenue Code.

FINANCIAL STATEMENTS

The financial statements and financial highlights comprising each of the Sub-Accounts of the Separate Account and the consolidated financial statements of the Company are included herein.

The financial statements of the Company included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Contract.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Contract Owners of
MetLife Investors USA Separate Account A and Board of Directors of
MetLife Investors USA Insurance Company

We have audited the accompanying statements of assets and liabilities of MetLife Investors USA Separate Account A (the "Separate Account") of MetLife Investors USA Insurance Company (the "Company") comprising each of the individual Sub-Accounts listed in Note 2.A. as of December 31, 2012, the related statements of operations for the respective stated period in the year then ended, the statements of changes in net assets for the respective stated periods in the two years then ended, and the financial highlights in Note 8 for the respective stated periods in the five years then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2012, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting the Separate Account of the Company as of December 31, 2012, the results of their operations for the respective stated period in the year then ended, the changes in their net assets for the respective stated periods in the two years then ended, and the financial highlights for the respective stated periods in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.



/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
March 28, 2013

This page is intentionally left blank.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
                    STATEMENTS OF ASSETS AND LIABILITIES
                              DECEMBER 31, 2012


                                                                                                            AMERICAN FUNDS
                                                  ALGER           AMERICAN FUNDS       AMERICAN FUNDS        GLOBAL SMALL
                                            SMALL CAP GROWTH           BOND             GLOBAL GROWTH       CAPITALIZATION
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                           ------------------   ------------------   ------------------   ------------------
ASSETS:
   Investments at fair value............   $       52,626,085   $      139,213,032   $      251,295,386   $       98,386,365
   Due from MetLife Investors
     USA Insurance Company..............                   --                   --                   --                   --
                                           ------------------   ------------------   ------------------   ------------------
       Total Assets.....................           52,626,085          139,213,032          251,295,386           98,386,365
                                           ------------------   ------------------   ------------------   ------------------
LIABILITIES:
   Accrued fees.........................                   --                   15                   56                   18
   Due to MetLife Investors
     USA Insurance Company..............                   --                    1                    2                    1
                                           ------------------   ------------------   ------------------   ------------------
       Total Liabilities................                   --                   16                   58                   19
                                           ------------------   ------------------   ------------------   ------------------

NET ASSETS..............................   $       52,626,085   $      139,213,016   $      251,295,328   $       98,386,346
                                           ==================   ==================   ==================   ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $       52,626,085   $      139,206,612   $      251,289,364   $       98,386,346
   Net assets from contracts in payout..                   --                6,404                5,964                   --
                                           ------------------   ------------------   ------------------   ------------------
       Total Net Assets.................   $       52,626,085   $      139,213,016   $      251,295,328   $       98,386,346
                                           ==================   ==================   ==================   ==================


 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2012


                                             AMERICAN FUNDS       AMERICAN FUNDS            DWS I            FEDERATED HIGH
                                                 GROWTH            GROWTH-INCOME        INTERNATIONAL          INCOME BOND
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                           ------------------   ------------------   -------------------   ------------------
ASSETS:
   Investments at fair value.............  $      696,666,035   $      312,823,492   $        16,933,216   $           24,911
   Due from MetLife Investors
     USA Insurance Company...............                  --                   --                    --                   --
                                           ------------------   ------------------   -------------------   ------------------
       Total Assets......................         696,666,035          312,823,492            16,933,216               24,911
                                           ------------------   ------------------   -------------------   ------------------
LIABILITIES:
   Accrued fees..........................                  45                   40                    --                    3
   Due to MetLife Investors
     USA Insurance Company...............                   2                    1                    --                   --
                                           ------------------   ------------------   -------------------   ------------------
       Total Liabilities.................                  47                   41                    --                    3
                                           ------------------   ------------------   -------------------   ------------------

NET ASSETS...............................  $      696,665,988   $      312,823,451   $        16,933,216   $           24,908
                                           ==================   ==================   ===================   ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units....  $      696,653,985   $      312,798,213   $        16,933,216   $           24,908
   Net assets from contracts in payout...              12,003               25,238                    --                   --
                                           ------------------   ------------------   -------------------   ------------------
       Total Net Assets..................  $      696,665,988   $      312,823,451   $        16,933,216   $           24,908
                                           ==================   ==================   ===================   ==================

                                                FEDERATED           FIDELITY VIP         FIDELITY VIP         FIDELITY VIP
                                                 KAUFMAN            ASSET MANAGER         CONTRAFUND          EQUITY-INCOME
                                               SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                           -------------------   ------------------   ------------------   ------------------
ASSETS:
   Investments at fair value.............  $            33,431   $       85,640,352   $      471,113,764   $        5,523,241
   Due from MetLife Investors
     USA Insurance Company...............                   --                   --                   --                   --
                                           -------------------   ------------------   ------------------   ------------------
       Total Assets......................               33,431           85,640,352          471,113,764            5,523,241
                                           -------------------   ------------------   ------------------   ------------------
LIABILITIES:
   Accrued fees..........................                    6                   --                   38                   --
   Due to MetLife Investors
     USA Insurance Company...............                    1                   --                   --                   --
                                           -------------------   ------------------   ------------------   ------------------
       Total Liabilities.................                    7                   --                   38                   --
                                           -------------------   ------------------   ------------------   ------------------

NET ASSETS...............................  $            33,424   $       85,640,352   $      471,113,726   $        5,523,241
                                           ===================   ==================   ==================   ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units....  $            33,424   $       85,640,352   $      471,113,726   $        5,523,241
   Net assets from contracts in payout...                   --                   --                   --                   --
                                           -------------------   ------------------   ------------------   ------------------
       Total Net Assets..................  $            33,424   $       85,640,352   $      471,113,726   $        5,523,241
                                           ===================   ==================   ==================   ==================

                                              FIDELITY VIP          FIDELITY VIP
                                            FUNDSMANAGER 50%      FUNDSMANAGER 60%
                                               SUB-ACCOUNT           SUB-ACCOUNT
                                           ------------------   -------------------
ASSETS:
   Investments at fair value.............  $      443,823,088   $     3,596,633,089
   Due from MetLife Investors
     USA Insurance Company...............                  --                    --
                                           ------------------   -------------------
       Total Assets......................         443,823,088         3,596,633,089
                                           ------------------   -------------------
LIABILITIES:
   Accrued fees..........................                  --                    --
   Due to MetLife Investors
     USA Insurance Company...............                   3                     1
                                           ------------------   -------------------
       Total Liabilities.................                   3                     1
                                           ------------------   -------------------

NET ASSETS...............................  $      443,823,085   $     3,596,633,088
                                           ==================   ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units....  $      443,823,085   $     3,596,633,088
   Net assets from contracts in payout...                  --                    --
                                           ------------------   -------------------
       Total Net Assets..................  $      443,823,085   $     3,596,633,088
                                           ==================   ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2012



                                             FIDELITY VIP         FIDELITY VIP         FIDELITY VIP         FIDELITY VIP
                                                GROWTH              INDEX 500             MID CAP           MONEY MARKET
                                              SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                          ------------------   ------------------   ------------------   ------------------
ASSETS:
   Investments at fair value............  $      136,799,313   $       60,984,630   $      324,832,892   $       73,659,407
   Due from MetLife Investors
     USA Insurance Company..............                  --                   --                   --                   --
                                          ------------------   ------------------   ------------------   ------------------
       Total Assets.....................         136,799,313           60,984,630          324,832,892           73,659,407
                                          ------------------   ------------------   ------------------   ------------------
LIABILITIES:
   Accrued fees.........................                  --                   10                   --                    7
   Due to MetLife Investors
     USA Insurance Company..............                   1                   --                   --                    1
                                          ------------------   ------------------   ------------------   ------------------
       Total Liabilities................                   1                   10                   --                    8
                                          ------------------   ------------------   ------------------   ------------------

NET ASSETS..............................  $      136,799,312   $       60,984,620   $      324,832,892   $       73,659,399
                                          ==================   ==================   ==================   ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $      136,799,312   $       60,984,620   $      324,832,892   $       73,659,399
   Net assets from contracts in payout..                  --                   --                   --                   --
                                          ------------------   ------------------   ------------------   ------------------
       Total Net Assets.................  $      136,799,312   $       60,984,620   $      324,832,892   $       73,659,399
                                          ==================   ==================   ==================   ==================

                                                                                      FTVIPT FRANKLIN
                                             FIDELITY VIP        FTVIPT FRANKLIN      SMALL CAP VALUE       FTVIPT MUTUAL
                                               OVERSEAS         INCOME SECURITIES       SECURITIES        SHARES SECURITIES
                                              SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                          ------------------   ------------------   ------------------   ------------------
ASSETS:
   Investments at fair value............  $        5,241,037   $      253,164,369   $       86,296,074   $      129,780,569
   Due from MetLife Investors
     USA Insurance Company..............                  --                   --                   --                    1
                                          ------------------   ------------------   ------------------   ------------------
       Total Assets.....................           5,241,037          253,164,369           86,296,074          129,780,570
                                          ------------------   ------------------   ------------------   ------------------
LIABILITIES:
   Accrued fees.........................                  --                   28                   --                    8
   Due to MetLife Investors
     USA Insurance Company..............                  --                   --                    1                   --
                                          ------------------   ------------------   ------------------   ------------------
       Total Liabilities................                  --                   28                    1                    8
                                          ------------------   ------------------   ------------------   ------------------

NET ASSETS..............................  $        5,241,037   $      253,164,341   $       86,296,073   $      129,780,562
                                          ==================   ==================   ==================   ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        5,241,037   $      253,152,813   $       86,296,073   $      129,780,562
   Net assets from contracts in payout..                  --               11,528                   --                   --
                                          ------------------   ------------------   ------------------   ------------------
       Total Net Assets.................  $        5,241,037   $      253,164,341   $       86,296,073   $      129,780,562
                                          ==================   ==================   ==================   ==================

                                                                FTVIPT TEMPLETON
                                           FTVIPT TEMPLETON        GLOBAL BOND
                                          FOREIGN SECURITIES       SECURITIES
                                              SUB-ACCOUNT          SUB-ACCOUNT
                                          ------------------   ------------------
ASSETS:
   Investments at fair value............  $       80,788,422   $      217,063,442
   Due from MetLife Investors
     USA Insurance Company..............                  --                   --
                                          ------------------   ------------------
       Total Assets.....................          80,788,422          217,063,442
                                          ------------------   ------------------
LIABILITIES:
   Accrued fees.........................                  44                   12
   Due to MetLife Investors
     USA Insurance Company..............                   1                    1
                                          ------------------   ------------------
       Total Liabilities................                  45                   13
                                          ------------------   ------------------

NET ASSETS..............................  $       80,788,377   $      217,063,429
                                          ==================   ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       80,788,377   $      217,055,353
   Net assets from contracts in payout..                  --                8,076
                                          ------------------   ------------------
       Total Net Assets.................  $       80,788,377   $      217,063,429
                                          ==================   ==================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2012


                                                                                                            INVESCO V.I.
                                             INVESCO V.I.         INVESCO V.I.         INVESCO V.I.          VAN KAMPEN
                                              CORE EQUITY      GLOBAL REAL ESTATE  INTERNATIONAL GROWTH  AMERICAN FRANCHISE
                                              SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                          ------------------   ------------------  --------------------  ------------------
ASSETS:
   Investments at fair value............  $          241,009   $       23,302,584   $      219,783,711   $          149,864
   Due from MetLife Investors
     USA Insurance Company..............                  --                   --                   --                   --
                                          ------------------   ------------------  --------------------  ------------------
       Total Assets.....................             241,009           23,302,584          219,783,711              149,864
                                          ------------------   ------------------  --------------------  ------------------
LIABILITIES:
   Accrued fees.........................                  --                    6                   10                   --
   Due to MetLife Investors
     USA Insurance Company..............                  --                    1                    1                    2
                                          ------------------   ------------------  --------------------  ------------------
       Total Liabilities................                  --                    7                   11                    2
                                          ------------------   ------------------  --------------------  ------------------

NET ASSETS..............................  $          241,009   $       23,302,577   $      219,783,700   $          149,862
                                          ==================   ==================  ====================  ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          241,009   $       23,302,577   $      219,775,797   $          149,862
   Net assets from contracts in payout..                  --                   --                7,903                   --
                                          ------------------   ------------------  --------------------  ------------------
       Total Net Assets.................  $          241,009   $       23,302,577   $      219,783,700   $          149,862
                                          ==================   ==================  ====================  ==================

                                             INVESCO V.I.        INVESCO V.I.         INVESCO V.I.
                                              VAN KAMPEN          VAN KAMPEN           VAN KAMPEN           JANUS ASPEN
                                            AMERICAN VALUE     EQUITY AND INCOME    GROWTH AND INCOME        WORLDWIDE
                                              SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                          ------------------  ------------------   ------------------   ------------------
ASSETS:
   Investments at fair value............  $       66,685,003  $      496,945,609   $      268,230,034   $            5,655
   Due from MetLife Investors
     USA Insurance Company..............                  --                  --                   --                   --
                                          ------------------  ------------------   ------------------   ------------------
       Total Assets.....................          66,685,003         496,945,609          268,230,034                5,655
                                          ------------------  ------------------   ------------------   ------------------
LIABILITIES:
   Accrued fees.........................                   6                  14                   20                    1
   Due to MetLife Investors
     USA Insurance Company..............                   1                   1                    1                    1
                                          ------------------  ------------------   ------------------   ------------------
       Total Liabilities................                   7                  15                   21                    2
                                          ------------------  ------------------   ------------------   ------------------

NET ASSETS..............................  $       66,684,996  $      496,945,594   $      268,230,013   $            5,653
                                          ==================  ==================   ==================   ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       66,684,996  $      496,933,588   $      268,221,981   $            5,653
   Net assets from contracts in payout..                  --              12,006                8,032                   --
                                          ------------------  ------------------   ------------------   ------------------
       Total Net Assets.................  $       66,684,996  $      496,945,594   $      268,230,013   $            5,653
                                          ==================  ==================   ==================   ==================

                                                 LMPVET               LMPVET
                                          CLEARBRIDGE VARIABLE CLEARBRIDGE VARIABLE
                                            AGGRESSIVE GROWTH      APPRECIATION
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------- --------------------
ASSETS:
   Investments at fair value............   $      186,988,981   $      290,191,413
   Due from MetLife Investors
     USA Insurance Company..............                   --                   --
                                          -------------------- --------------------
       Total Assets.....................          186,988,981          290,191,413
                                          -------------------- --------------------
LIABILITIES:
   Accrued fees.........................                  117                   33
   Due to MetLife Investors
     USA Insurance Company..............                    2                    1
                                          -------------------- --------------------
       Total Liabilities................                  119                   34
                                          -------------------- --------------------

NET ASSETS..............................   $      186,988,862   $      290,191,379
                                          ==================== ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $      186,981,512   $      290,191,379
   Net assets from contracts in payout..                7,350                   --
                                          -------------------- --------------------
       Total Net Assets.................   $      186,988,862   $      290,191,379
                                          ==================== ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2012


                                                 LMPVET               LMPVET
                                               CLEARBRIDGE     CLEARBRIDGE VARIABLE        LMPVET               LMPVET
                                             VARIABLE EQUITY        FUNDAMENTAL     CLEARBRIDGE VARIABLE CLEARBRIDGE VARIABLE
                                             INCOME BUILDER        ALL CAP VALUE      LARGE CAP GROWTH      LARGE CAP VALUE
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                           ------------------  -------------------- -------------------- --------------------
ASSETS:
   Investments at fair value............   $      134,931,186   $      104,446,790   $        4,312,295   $        4,743,521
   Due from MetLife Investors
     USA Insurance Company..............                   --                   --                   --                   --
                                           ------------------  -------------------- -------------------- --------------------
       Total Assets.....................          134,931,186          104,446,790            4,312,295            4,743,521
                                           ------------------  -------------------- -------------------- --------------------
LIABILITIES:
   Accrued fees.........................                   56                   32                   40                   31
   Due to MetLife Investors
     USA Insurance Company..............                   --                    2                    1                    1
                                           ------------------  -------------------- -------------------- --------------------
       Total Liabilities................                   56                   34                   41                   32
                                           ------------------  -------------------- -------------------- --------------------

NET ASSETS..............................   $      134,931,130   $      104,446,756   $        4,312,254   $        4,743,489
                                           ==================  ==================== ==================== ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $      134,931,130   $      104,446,756   $        4,312,254   $        4,743,489
   Net assets from contracts in payout..                   --                   --                   --                   --
                                           ------------------  -------------------- -------------------- --------------------
       Total Net Assets.................   $      134,931,130   $      104,446,756   $        4,312,254   $        4,743,489
                                           ==================  ==================== ==================== ====================


                                                  LMPVET          LMPVET INVESTMENT         LMPVET               LMPVET
                                           CLEARBRIDGE VARIABLE   COUNSEL VARIABLE    VARIABLE LIFESTYLE   VARIABLE LIFESTYLE
                                             SMALL CAP GROWTH     SOCIAL AWARENESS      ALLOCATION 50%       ALLOCATION 70%
                                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                           --------------------  ------------------   ------------------   ------------------
ASSETS:
   Investments at fair value............    $       64,881,542   $          289,342   $       32,620,049   $        2,573,535
   Due from MetLife Investors
     USA Insurance Company..............                    --                   --                   --                    1
                                           --------------------  ------------------   ------------------   ------------------
       Total Assets.....................            64,881,542              289,342           32,620,049            2,573,536
                                           --------------------  ------------------   ------------------   ------------------
LIABILITIES:
   Accrued fees.........................                    46                   13                   20                   27
   Due to MetLife Investors
     USA Insurance Company..............                     2                   --                    1                   --
                                           --------------------  ------------------   ------------------   ------------------
       Total Liabilities................                    48                   13                   21                   27
                                           --------------------  ------------------   ------------------   ------------------

NET ASSETS..............................    $       64,881,494   $          289,329   $       32,620,028   $        2,573,509
                                           ====================  ==================   ==================   ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...    $       64,881,494   $          289,329   $       32,620,028   $        2,573,509
   Net assets from contracts in payout..                    --                   --                   --                   --
                                           --------------------  ------------------   ------------------   ------------------
       Total Net Assets.................    $       64,881,494   $          289,329   $       32,620,028   $        2,573,509
                                           ====================  ==================   ==================   ==================


                                                 LMPVET           LMPVIT WESTERN
                                           VARIABLE LIFESTYLE  ASSET VARIABLE GLOBAL
                                             ALLOCATION 85%       HIGH YIELD BOND
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                           ------------------  ---------------------
ASSETS:
   Investments at fair value............   $       79,817,347   $       91,771,962
   Due from MetLife Investors
     USA Insurance Company..............                   --                   --
                                           ------------------  ---------------------
       Total Assets.....................           79,817,347           91,771,962
                                           ------------------  ---------------------
LIABILITIES:
   Accrued fees.........................                    8                   48
   Due to MetLife Investors
     USA Insurance Company..............                   --                    2
                                           ------------------  ---------------------
       Total Liabilities................                    8                   50
                                           ------------------  ---------------------

NET ASSETS..............................   $       79,817,339   $       91,771,912
                                           ==================  =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $       79,817,339   $       91,768,920
   Net assets from contracts in payout..                   --                2,992
                                           ------------------  ---------------------
       Total Net Assets.................   $       79,817,339   $       91,771,912
                                           ==================  =====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2012


                                                                                                                  MIST
                                                                                                            ALLIANCEBERNSTEIN
                                                 MFS VIT              MFS VIT                                GLOBAL DYNAMIC
                                             INVESTORS TRUST       NEW DISCOVERY      MFS VIT RESEARCH         ALLOCATION
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                           ------------------   ------------------   -------------------  -------------------
ASSETS:
   Investments at fair value.............  $           20,493   $           41,669   $            50,155  $     2,823,843,476
   Due from MetLife Investors
     USA Insurance Company...............                  --                   --                    --                   --
                                           ------------------   ------------------   -------------------  -------------------
       Total Assets......................              20,493               41,669                50,155        2,823,843,476
                                           ------------------   ------------------   -------------------  -------------------
LIABILITIES:
   Accrued fees..........................                   5                    8                    --                   56
   Due to MetLife Investors
     USA Insurance Company...............                  --                   --                    --                    3
                                           ------------------   ------------------   -------------------  -------------------
       Total Liabilities.................                   5                    8                    --                   59
                                           ------------------   ------------------   -------------------  -------------------

NET ASSETS...............................  $           20,488   $           41,661   $            50,155  $     2,823,843,417
                                           ==================   ==================   ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units....  $           20,488   $           41,661   $            50,155  $     2,823,843,417
   Net assets from contracts in payout...                  --                   --                    --                   --
                                           ------------------   ------------------   -------------------  -------------------
       Total Net Assets..................  $           20,488   $           41,661   $            50,155  $     2,823,843,417
                                           ==================   ==================   ===================  ===================


                                              MIST AMERICAN                              MIST AMERICAN
                                             FUNDS BALANCED         MIST AMERICAN        FUNDS GROWTH         MIST AMERICAN
                                               ALLOCATION            FUNDS BOND           ALLOCATION          FUNDS GROWTH
                                               SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                           -------------------  -------------------   ------------------   ------------------
ASSETS:
   Investments at fair value.............  $     3,106,060,345  $       346,492,463   $    1,496,665,609   $      545,665,817
   Due from MetLife Investors
     USA Insurance Company...............                   --                   --                   --                   --
                                           -------------------  -------------------   ------------------   ------------------
       Total Assets......................        3,106,060,345          346,492,463        1,496,665,609          545,665,817
                                           -------------------  -------------------   ------------------   ------------------
LIABILITIES:
   Accrued fees..........................                   15                   14                   16                   17
   Due to MetLife Investors
     USA Insurance Company...............                    1                    2                    1                    1
                                           -------------------  -------------------   ------------------   ------------------
       Total Liabilities.................                   16                   16                   17                   18
                                           -------------------  -------------------   ------------------   ------------------

NET ASSETS...............................  $     3,106,060,329  $       346,492,447   $    1,496,665,592   $      545,665,799
                                           ===================  ===================   ==================   ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units....  $     3,106,049,336  $       346,492,447   $    1,496,057,071   $      545,576,462
   Net assets from contracts in payout...               10,993                   --              608,521               89,337
                                           -------------------  -------------------   ------------------   ------------------
       Total Net Assets..................  $     3,106,060,329  $       346,492,447   $    1,496,665,592   $      545,665,799
                                           ===================  ===================   ==================   ==================


                                                                   MIST AMERICAN
                                              MIST AMERICAN       FUNDS MODERATE
                                           FUNDS INTERNATIONAL      ALLOCATION
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                           -------------------  ------------------
ASSETS:
   Investments at fair value.............  $      308,307,965   $    1,734,325,964
   Due from MetLife Investors
     USA Insurance Company...............                  --                   --
                                           -------------------  ------------------
       Total Assets......................         308,307,965        1,734,325,964
                                           -------------------  ------------------
LIABILITIES:
   Accrued fees..........................                  38                   18
   Due to MetLife Investors
     USA Insurance Company...............                   1                    1
                                           -------------------  ------------------
       Total Liabilities.................                  39                   19
                                           -------------------  ------------------

NET ASSETS...............................  $      308,307,926   $    1,734,325,945
                                           ===================  ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units....  $      308,307,926   $    1,734,273,427
   Net assets from contracts in payout...                  --               52,518
                                           -------------------  ------------------
       Total Net Assets..................  $      308,307,926   $    1,734,325,945
                                           ===================  ==================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2012


                                               MIST AQR          MIST BLACKROCK
                                              GLOBAL RISK        GLOBAL TACTICAL      MIST BLACKROCK       MIST BLACKROCK
                                               BALANCED            STRATEGIES           HIGH YIELD         LARGE CAP CORE
                                              SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                          ------------------   ------------------   ------------------   ------------------
ASSETS:
   Investments at fair value............  $    3,753,309,512   $    4,856,824,992   $      276,977,357   $       14,439,208
   Due from MetLife Investors
     USA Insurance Company..............                  --                   --                   --                   --
                                          ------------------   ------------------   ------------------   ------------------
       Total Assets.....................       3,753,309,512        4,856,824,992          276,977,357           14,439,208
                                          ------------------   ------------------   ------------------   ------------------
LIABILITIES:
   Accrued fees.........................                  47                   55                   52                   61
   Due to MetLife Investors
     USA Insurance Company..............                   2                    2                    3                   --
                                          ------------------   ------------------   ------------------   ------------------
       Total Liabilities................                  49                   57                   55                   61
                                          ------------------   ------------------   ------------------   ------------------

NET ASSETS..............................  $    3,753,309,463   $    4,856,824,935   $      276,977,302   $       14,439,147
                                          ==================   ==================   ==================   ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $    3,753,309,463   $    4,856,824,935   $      276,972,081   $       14,439,147
   Net assets from contracts in payout..                  --                   --                5,221                   --
                                          ------------------   ------------------   ------------------   ------------------
       Total Net Assets.................  $    3,753,309,463   $    4,856,824,935   $      276,977,302   $       14,439,147
                                          ==================   ==================   ==================   ==================

                                                                                                                MIST
                                             MIST CLARION          MIST DREMAN      MIST GOLDMAN SACHS     HARRIS OAKMARK
                                          GLOBAL REAL ESTATE     SMALL CAP VALUE       MID CAP VALUE        INTERNATIONAL
                                              SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                          ------------------   ------------------   ------------------   ------------------
ASSETS:
   Investments at fair value............  $      177,318,009   $       24,015,099   $      139,211,829   $      538,939,309
   Due from MetLife Investors
     USA Insurance Company..............                  --                   --                   --                   --
                                          ------------------   ------------------   ------------------   ------------------
       Total Assets.....................         177,318,009           24,015,099          139,211,829          538,939,309
                                          ------------------   ------------------   ------------------   ------------------
LIABILITIES:
   Accrued fees.........................                  49                  122                   48                   51
   Due to MetLife Investors
     USA Insurance Company..............                   3                    1                    2                    4
                                          ------------------   ------------------   ------------------   ------------------
       Total Liabilities................                  52                  123                   50                   55
                                          ------------------   ------------------   ------------------   ------------------

NET ASSETS..............................  $      177,317,957   $       24,014,976   $      139,211,779   $      538,939,254
                                          ==================   ==================   ==================   ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $      177,293,029   $       24,014,976   $      139,187,277   $      538,797,503
   Net assets from contracts in payout..              24,928                   --               24,502              141,751
                                          ------------------   ------------------   ------------------   ------------------
       Total Net Assets.................  $      177,317,957   $       24,014,976   $      139,211,779   $      538,939,254
                                          ==================   ==================   ==================   ==================

                                             MIST INVESCO
                                             BALANCED-RISK        MIST INVESCO
                                              ALLOCATION        SMALL CAP GROWTH
                                              SUB-ACCOUNT          SUB-ACCOUNT
                                          ------------------   ------------------
ASSETS:
   Investments at fair value............  $      661,422,430   $      240,468,880
   Due from MetLife Investors
     USA Insurance Company..............                  --                   --
                                          ------------------   ------------------
       Total Assets.....................         661,422,430          240,468,880
                                          ------------------   ------------------
LIABILITIES:
   Accrued fees.........................                  11                   96
   Due to MetLife Investors
     USA Insurance Company..............                   2                    4
                                          ------------------   ------------------
       Total Liabilities................                  13                  100
                                          ------------------   ------------------

NET ASSETS..............................  $      661,422,417   $      240,468,780
                                          ==================   ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $      661,422,417   $      240,420,908
   Net assets from contracts in payout..                  --               47,872
                                          ------------------   ------------------
       Total Net Assets.................  $      661,422,417   $      240,468,780
                                          ==================   ==================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2012


                                                                                       MIST JPMORGAN       MIST LEGG MASON
                                                                  MIST JENNISON        GLOBAL ACTIVE         CLEARBRIDGE
                                           MIST JANUS FORTY     LARGE CAP EQUITY        ALLOCATION        AGGRESSIVE GROWTH
                                              SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                          ------------------   ------------------   ------------------   ------------------
ASSETS:
   Investments at fair value............  $      106,823,164   $       67,104,587   $      282,572,205   $      292,871,807
   Due from MetLife Investors
     USA Insurance Company..............                  --                   --                   --                   --
                                          ------------------   ------------------   ------------------   ------------------
       Total Assets.....................         106,823,164           67,104,587          282,572,205          292,871,807
                                          ------------------   ------------------   ------------------   ------------------
LIABILITIES:
   Accrued fees.........................                  47                   44                   68                   41
   Due to MetLife Investors
     USA Insurance Company..............                   2                    1                    2                    2
                                          ------------------   ------------------   ------------------   ------------------
       Total Liabilities................                  49                   45                   70                   43
                                          ------------------   ------------------   ------------------   ------------------

NET ASSETS..............................  $      106,823,115   $       67,104,542   $      282,572,135   $      292,871,764
                                          ==================   ==================   ==================   ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $      106,823,115   $       67,104,542   $      282,572,135   $      292,852,707
   Net assets from contracts in payout..                  --                   --                   --               19,057
                                          ------------------   ------------------   ------------------   ------------------
       Total Net Assets.................  $      106,823,115   $       67,104,542   $      282,572,135   $      292,871,764
                                          ==================   ==================   ==================   ==================

                                                                                                                MIST
                                          MIST LOOMIS SAYLES    MIST LORD ABBETT     MIST LORD ABBETT      MET/EATON VANCE
                                            GLOBAL MARKETS       BOND DEBENTURE        MID CAP VALUE        FLOATING RATE
                                              SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                          ------------------   ------------------   ------------------   ------------------
ASSETS:
   Investments at fair value............  $      177,780,453   $      266,010,383   $      138,149,568   $       54,197,055
   Due from MetLife Investors
     USA Insurance Company..............                  --                   --                   --                   --
                                          ------------------   ------------------   ------------------   ------------------
       Total Assets.....................         177,780,453          266,010,383          138,149,568           54,197,055
                                          ------------------   ------------------   ------------------   ------------------
LIABILITIES:
   Accrued fees.........................                  41                   88                   75                   49
   Due to MetLife Investors
     USA Insurance Company..............                   2                    4                    1                    2
                                          ------------------   ------------------   ------------------   ------------------
       Total Liabilities................                  43                   92                   76                   51
                                          ------------------   ------------------   ------------------   ------------------

NET ASSETS..............................  $      177,780,410   $      266,010,291   $      138,149,492   $       54,197,004
                                          ==================   ==================   ==================   ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $      177,780,410   $      265,775,472   $      138,144,662   $       54,197,004
   Net assets from contracts in payout..                  --              234,819                4,830                   --
                                          ------------------   ------------------   ------------------   ------------------
       Total Net Assets.................  $      177,780,410   $      266,010,291   $      138,149,492   $       54,197,004
                                          ==================   ==================   ==================   ==================

                                           MIST MET/FRANKLIN
                                             LOW DURATION       MIST MET/FRANKLIN
                                             TOTAL RETURN         MUTUAL SHARES
                                              SUB-ACCOUNT          SUB-ACCOUNT
                                          ------------------   ------------------
ASSETS:
   Investments at fair value............  $       43,610,043   $      159,975,677
   Due from MetLife Investors
     USA Insurance Company..............                  --                   --
                                          ------------------   ------------------
       Total Assets.....................          43,610,043          159,975,677
                                          ------------------   ------------------
LIABILITIES:
   Accrued fees.........................                  98                   85
   Due to MetLife Investors
     USA Insurance Company..............                   1                    1
                                          ------------------   ------------------
       Total Liabilities................                  99                   86
                                          ------------------   ------------------

NET ASSETS..............................  $       43,609,944   $      159,975,591
                                          ==================   ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       43,609,944   $      159,975,591
   Net assets from contracts in payout..                  --                   --
                                          ------------------   ------------------
       Total Net Assets.................  $       43,609,944   $      159,975,591
                                          ==================   ==================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2012


                                            MIST MET/FRANKLIN
                                                TEMPLETON       MIST MET/TEMPLETON    MIST MET/TEMPLETON      MIST METLIFE
                                            FOUNDING STRATEGY         GROWTH          INTERNATIONAL BOND   AGGRESSIVE STRATEGY
                                               SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                           ------------------   -------------------  -------------------   -------------------
ASSETS:
   Investments at fair value.............  $      629,259,129   $        57,080,512  $        57,001,281   $      545,044,091
   Due from MetLife Investors
     USA Insurance Company...............                  --                    --                   --                   --
                                           ------------------   -------------------  -------------------   -------------------
       Total Assets......................         629,259,129            57,080,512           57,001,281          545,044,091
                                           ------------------   -------------------  -------------------   -------------------
LIABILITIES:
   Accrued fees..........................                  29                    72                   27                   20
   Due to MetLife Investors
     USA Insurance Company...............                   2                     2                    1                    1
                                           ------------------   -------------------  -------------------   -------------------
       Total Liabilities.................                  31                    74                   28                   21
                                           ------------------   -------------------  -------------------   -------------------

NET ASSETS...............................  $      629,259,098   $        57,080,438  $        57,001,253   $      545,044,070
                                           ==================   ===================  ===================   ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units....  $      629,243,371   $        57,080,438  $        57,001,253   $      544,988,933
   Net assets from contracts in payout...              15,727                    --                   --               55,137
                                           ------------------   -------------------  -------------------   -------------------
       Total Net Assets..................  $      629,259,098   $        57,080,438  $        57,001,253   $      545,044,070
                                           ==================   ===================  ===================   ===================


                                              MIST METLIFE         MIST METLIFE         MIST METLIFE         MIST METLIFE
                                              BALANCED PLUS      BALANCED STRATEGY   DEFENSIVE STRATEGY     GROWTH STRATEGY
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                           ------------------   ------------------   ------------------   -------------------
ASSETS:
   Investments at fair value.............  $    4,593,209,438   $    7,045,806,351   $    2,332,865,783   $     5,115,649,059
   Due from MetLife Investors
     USA Insurance Company...............                  19                   --                   --                    --
                                           ------------------   ------------------   ------------------   -------------------
       Total Assets......................       4,593,209,457        7,045,806,351        2,332,865,783         5,115,649,059
                                           ------------------   ------------------   ------------------   -------------------
LIABILITIES:
   Accrued fees..........................                  42                   16                   53                    45
   Due to MetLife Investors
     USA Insurance Company...............                  --                    2                    2                     2
                                           ------------------   ------------------   ------------------   -------------------
       Total Liabilities.................                  42                   18                   55                    47
                                           ------------------   ------------------   ------------------   -------------------

NET ASSETS...............................  $    4,593,209,415   $    7,045,806,333   $    2,332,865,728   $     5,115,649,012
                                           ==================   ==================   ==================   ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units....  $    4,593,166,397   $    7,044,580,175   $    2,332,513,933   $     5,115,511,768
   Net assets from contracts in payout...              43,018            1,226,158              351,795               137,244
                                           ------------------   ------------------   ------------------   -------------------
       Total Net Assets..................  $    4,593,209,415   $    7,045,806,333   $    2,332,865,728   $     5,115,649,012
                                           ==================   ==================   ==================   ===================


                                               MIST METLIFE      MIST METLIFE MULTI-
                                             MODERATE STRATEGY   INDEX TARGETED RISK
                                                SUB-ACCOUNT          SUB-ACCOUNT
                                           -------------------   -------------------
ASSETS:
   Investments at fair value.............  $     3,483,723,958   $       11,248,015
   Due from MetLife Investors
     USA Insurance Company...............                   --                   --
                                           -------------------   -------------------
       Total Assets......................        3,483,723,958           11,248,015
                                           -------------------   -------------------
LIABILITIES:
   Accrued fees..........................                   52                   35
   Due to MetLife Investors
     USA Insurance Company...............                    2                    1
                                           -------------------   -------------------
       Total Liabilities.................                   54                   36
                                           -------------------   -------------------

NET ASSETS...............................  $     3,483,723,904   $       11,247,979
                                           ===================   ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units....  $     3,483,426,684   $       11,247,979
   Net assets from contracts in payout...              297,220                   --
                                           -------------------   -------------------
       Total Net Assets..................  $     3,483,723,904   $       11,247,979
                                           ===================   ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2012


                                                                      MIST
                                           MIST MFS EMERGING      MFS RESEARCH                           MIST MORGAN STANLEY
                                            MARKETS EQUITY        INTERNATIONAL      MIST MLA MID CAP      MID CAP GROWTH
                                              SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                          ------------------   ------------------   ------------------   -------------------
ASSETS:
   Investments at fair value............  $      448,693,304   $      311,615,516   $      141,459,071   $      166,100,159
   Due from MetLife Investors
     USA Insurance Company..............                  --                   --                   --                   --
                                          ------------------   ------------------   ------------------   -------------------
       Total Assets.....................         448,693,304          311,615,516          141,459,071          166,100,159
                                          ------------------   ------------------   ------------------   -------------------
LIABILITIES:
   Accrued fees.........................                  44                   92                   63                   63
   Due to MetLife Investors
     USA Insurance Company..............                   2                    2                    1                    1
                                          ------------------   ------------------   ------------------   -------------------
       Total Liabilities................                  46                   94                   64                   64
                                          ------------------   ------------------   ------------------   -------------------

NET ASSETS..............................  $      448,693,258   $      311,615,422   $      141,459,007   $      166,100,095
                                          ==================   ==================   ==================   ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $      448,655,669   $      311,544,105   $      141,427,193   $      166,100,095
   Net assets from contracts in payout..              37,589               71,317               31,814                   --
                                          ------------------   ------------------   ------------------   -------------------
       Total Net Assets.................  $      448,693,258   $      311,615,422   $      141,459,007   $      166,100,095
                                          ==================   ==================   ==================   ===================

                                                 MIST
                                            PIMCO INFLATION           MIST                MIST             MIST PIONEER
                                            PROTECTED BOND     PIMCO TOTAL RETURN     PIONEER FUND       STRATEGIC INCOME
                                              SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                          ------------------   ------------------  ------------------   ------------------
ASSETS:
   Investments at fair value............  $    1,021,039,364   $    2,234,370,530  $      220,043,781   $      804,777,109
   Due from MetLife Investors
     USA Insurance Company..............                  --                   --                  --                   --
                                          ------------------   ------------------  ------------------   ------------------
       Total Assets.....................       1,021,039,364        2,234,370,530         220,043,781          804,777,109
                                          ------------------   ------------------  ------------------   ------------------
LIABILITIES:
   Accrued fees.........................                  65                   66                 125                   65
   Due to MetLife Investors
     USA Insurance Company..............                   3                    3                   1                    4
                                          ------------------   ------------------  ------------------   ------------------
       Total Liabilities................                  68                   69                 126                   69
                                          ------------------   ------------------  ------------------   ------------------

NET ASSETS..............................  $    1,021,039,296   $    2,234,370,461  $      220,043,655   $      804,777,040
                                          ==================   ==================  ==================   ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $    1,020,886,387   $    2,234,064,001  $      220,036,573   $      804,768,916
   Net assets from contracts in payout..             152,909              306,460               7,082                8,124
                                          ------------------   ------------------  ------------------   ------------------
       Total Net Assets.................  $    1,021,039,296   $    2,234,370,461  $      220,043,655   $      804,777,040
                                          ==================   ==================  ==================   ==================


                                             MIST PYRAMIS           MIST RCM
                                           GOVERNMENT INCOME       TECHNOLOGY
                                              SUB-ACCOUNT          SUB-ACCOUNT
                                          ------------------   ------------------
ASSETS:
   Investments at fair value............  $      968,887,284   $      107,274,239
   Due from MetLife Investors
     USA Insurance Company..............                  --                   --
                                          ------------------   ------------------
       Total Assets.....................         968,887,284          107,274,239
                                          ------------------   ------------------
LIABILITIES:
   Accrued fees.........................                  44                   49
   Due to MetLife Investors
     USA Insurance Company..............                   2                   --
                                          ------------------   ------------------
       Total Liabilities................                  46                   49
                                          ------------------   ------------------

NET ASSETS..............................  $      968,887,238   $      107,274,190
                                          ==================   ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $      968,373,868   $      107,251,938
   Net assets from contracts in payout..             513,370               22,252
                                          ------------------   ------------------
       Total Net Assets.................  $      968,887,238   $      107,274,190
                                          ==================   ==================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2012



                                             MIST SCHRODERS      MIST SSGA GROWTH         MIST SSGA       MIST T. ROWE PRICE
                                           GLOBAL MULTI-ASSET     AND INCOME ETF         GROWTH ETF         LARGE CAP VALUE
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                           ------------------   ------------------   ------------------   ------------------
ASSETS:
   Investments at fair value............   $      191,885,227   $    1,521,502,506   $      448,167,973   $      536,790,435
   Due from MetLife Investors
     USA Insurance Company..............                   --                   --                   --                   --
                                           ------------------   ------------------   ------------------   ------------------
       Total Assets.....................          191,885,227        1,521,502,506          448,167,973          536,790,435
                                           ------------------   ------------------   ------------------   ------------------
LIABILITIES:
   Accrued fees.........................                   64                   25                   13                   54
   Due to MetLife Investors
     USA Insurance Company..............                    2                    2                    1                    1
                                           ------------------   ------------------   ------------------   ------------------
       Total Liabilities................                   66                   27                   14                   55
                                           ------------------   ------------------   ------------------   ------------------

NET ASSETS..............................   $      191,885,161   $    1,521,502,479   $      448,167,959   $      536,790,380
                                           ==================   ==================   ==================   ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $      191,885,161   $    1,521,500,017   $      448,167,959   $      536,578,357
   Net assets from contracts in payout..                   --                2,462                   --              212,023
                                           ------------------   ------------------   ------------------   ------------------
       Total Net Assets.................   $      191,885,161   $    1,521,502,479   $      448,167,959   $      536,790,380
                                           ==================   ==================   ==================   ==================


                                           MIST T. ROWE PRICE    MIST THIRD AVENUE       MIST TURNER        MIST VAN KAMPEN
                                             MID CAP GROWTH       SMALL CAP VALUE      MID CAP GROWTH          COMSTOCK
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                           ------------------   ------------------   ------------------   ------------------
ASSETS:
   Investments at fair value............   $      467,536,337   $      287,540,385   $       78,584,967   $      329,458,852
   Due from MetLife Investors
     USA Insurance Company..............                   --                   --                   --                   --
                                           ------------------   ------------------   ------------------   ------------------
       Total Assets.....................          467,536,337          287,540,385           78,584,967          329,458,852
                                           ------------------   ------------------   ------------------   ------------------
LIABILITIES:
   Accrued fees.........................                   60                   66                   36                   49
   Due to MetLife Investors
     USA Insurance Company..............                    2                    2                    1                    1
                                           ------------------   ------------------   ------------------   ------------------
       Total Liabilities................                   62                   68                   37                   50
                                           ------------------   ------------------   ------------------   ------------------

NET ASSETS..............................   $      467,536,275   $      287,540,317   $       78,584,930   $      329,458,802
                                           ==================   ==================   ==================   ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $      467,490,409   $      287,408,364   $       78,571,482   $      329,434,695
   Net assets from contracts in payout..               45,866              131,953               13,448               24,107
                                           ------------------   ------------------   ------------------   ------------------
       Total Net Assets.................   $      467,536,275   $      287,540,317   $       78,584,930   $      329,458,802
                                           ==================   ==================   ==================   ==================

                                                                   MSF BARCLAYS
                                           MSF BAILLIE GIFFORD   CAPITAL AGGREGATE
                                           INTERNATIONAL STOCK      BOND INDEX
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                           -------------------  ------------------
ASSETS:
   Investments at fair value............   $        2,585,620   $      151,553,785
   Due from MetLife Investors
     USA Insurance Company..............                   --                   --
                                           -------------------  ------------------
       Total Assets.....................            2,585,620          151,553,785
                                           -------------------  ------------------
LIABILITIES:
   Accrued fees.........................                   12                   18
   Due to MetLife Investors
     USA Insurance Company..............                    1                    1
                                           -------------------  ------------------
       Total Liabilities................                   13                   19
                                           -------------------  ------------------

NET ASSETS..............................   $        2,585,607   $      151,553,766
                                           ===================  ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $        2,585,607   $      151,553,766
   Net assets from contracts in payout..                   --                   --
                                           -------------------  ------------------
       Total Net Assets.................   $        2,585,607   $      151,553,766
                                           ===================  ==================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2012


                                                                                       MSF BLACKROCK
                                             MSF BLACKROCK        MSF BLACKROCK      LEGACY LARGE CAP       MSF BLACKROCK
                                              BOND INCOME        LARGE CAP VALUE          GROWTH            MONEY MARKET
                                              SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                          ------------------   ------------------   ------------------   ------------------
ASSETS:
   Investments at fair value............  $       57,889,025   $        2,977,531   $       11,831,769   $      569,110,091
   Due from MetLife Investors
     USA Insurance Company..............                  --                    1                   --                   --
                                          ------------------   ------------------   ------------------   ------------------
       Total Assets.....................          57,889,025            2,977,532           11,831,769          569,110,091
                                          ------------------   ------------------   ------------------   ------------------
LIABILITIES:
   Accrued fees.........................                  90                   --                  158                  185
   Due to MetLife Investors
     USA Insurance Company..............                   2                   --                    1                    5
                                          ------------------   ------------------   ------------------   ------------------
       Total Liabilities................                  92                   --                  159                  190
                                          ------------------   ------------------   ------------------   ------------------

NET ASSETS..............................  $       57,888,933   $        2,977,532   $       11,831,610   $      569,109,901
                                          ==================   ==================   ==================   ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       57,879,466   $        2,977,532   $       11,831,610   $      569,045,826
   Net assets from contracts in payout..               9,467                   --                   --               64,075
                                          ------------------   ------------------   ------------------   ------------------
       Total Net Assets.................  $       57,888,933   $        2,977,532   $       11,831,610   $      569,109,901
                                          ==================   ==================   ==================   ==================


                                               MSF DAVIS             MSF FI                 MSF           MSF LOOMIS SAYLES
                                             VENTURE VALUE        VALUE LEADERS       JENNISON GROWTH      SMALL CAP CORE
                                              SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                          ------------------   ------------------   ------------------   ------------------
ASSETS:
   Investments at fair value............  $      572,327,413   $        5,105,687   $      468,764,901   $       12,332,298
   Due from MetLife Investors
     USA Insurance Company..............                  --                   --                   --                   --
                                          ------------------   ------------------   ------------------   ------------------
       Total Assets.....................         572,327,413            5,105,687          468,764,901           12,332,298
                                          ------------------   ------------------   ------------------   ------------------
LIABILITIES:
   Accrued fees.........................                  85                   48                   52                   71
   Due to MetLife Investors
     USA Insurance Company..............                   3                    1                    3                    2
                                          ------------------   ------------------   ------------------   ------------------
       Total Liabilities................                  88                   49                   55                   73
                                          ------------------   ------------------   ------------------   ------------------

NET ASSETS..............................  $      572,327,325   $        5,105,638   $      468,764,846   $       12,332,225
                                          ==================   ==================   ==================   ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $      572,101,989   $        5,105,638   $      468,499,643   $       12,332,225
   Net assets from contracts in payout..             225,336                   --              265,203                   --
                                          ------------------   ------------------   ------------------   ------------------
       Total Net Assets.................  $      572,327,325   $        5,105,638   $      468,764,846   $       12,332,225
                                          ==================   ==================   ==================   ==================


                                           MSF LOOMIS SAYLES     MSF MET/ARTISAN
                                           SMALL CAP GROWTH       MID CAP VALUE
                                              SUB-ACCOUNT          SUB-ACCOUNT
                                          ------------------   ------------------
ASSETS:
   Investments at fair value............  $           40,952   $      217,257,604
   Due from MetLife Investors
     USA Insurance Company..............                  --                   --
                                          ------------------   ------------------
       Total Assets.....................              40,952          217,257,604
                                          ------------------   ------------------
LIABILITIES:
   Accrued fees.........................                  24                   25
   Due to MetLife Investors
     USA Insurance Company..............                   1                    3
                                          ------------------   ------------------
       Total Liabilities................                  25                   28
                                          ------------------   ------------------

NET ASSETS..............................  $           40,927   $      217,257,576
                                          ==================   ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $           40,927   $      217,132,884
   Net assets from contracts in payout..                  --              124,692
                                          ------------------   ------------------
       Total Net Assets.................  $           40,927   $      217,257,576
                                          ==================   ==================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2012


                                           MSF MET/DIMENSIONAL      MSF METLIFE          MSF METLIFE
                                           INTERNATIONAL SMALL     CONSERVATIVE        CONSERVATIVE TO        MSF METLIFE
                                                 COMPANY            ALLOCATION       MODERATE ALLOCATION  MID CAP STOCK INDEX
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                           -------------------  ------------------   -------------------  -------------------
ASSETS:
   Investments at fair value............   $       52,618,345   $        9,655,038   $        7,576,799   $       88,989,748
   Due from MetLife Investors
     USA Insurance Company..............                   --                   --                   --                   --
                                           -------------------  ------------------   -------------------  -------------------
       Total Assets.....................           52,618,345            9,655,038            7,576,799           88,989,748
                                           -------------------  ------------------   -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   51                   11                   11                   46
   Due to MetLife Investors
     USA Insurance Company..............                    1                    1                    1                    1
                                           -------------------  ------------------   -------------------  -------------------
       Total Liabilities................                   52                   12                   12                   47
                                           -------------------  ------------------   -------------------  -------------------

NET ASSETS..............................   $       52,618,293   $        9,655,026   $        7,576,787   $       88,989,701
                                           ===================  ==================   ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $       52,618,293   $        9,655,026   $        7,576,787   $       88,989,701
   Net assets from contracts in payout..                   --                   --                   --                   --
                                           -------------------  ------------------   -------------------  -------------------
       Total Net Assets.................   $       52,618,293   $        9,655,026   $        7,576,787   $       88,989,701
                                           ===================  ==================   ===================  ===================

                                                                    MSF METLIFE
                                               MSF METLIFE          MODERATE TO          MSF METLIFE              MSF
                                           MODERATE ALLOCATION AGGRESSIVE ALLOCATION     STOCK INDEX       MFS TOTAL RETURN
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                           ------------------- --------------------- ------------------   ------------------
ASSETS:
   Investments at fair value............   $       41,689,485   $       51,720,878   $      446,759,062   $       35,344,739
   Due from MetLife Investors
     USA Insurance Company..............                   --                   --                   --                   --
                                           ------------------- --------------------- ------------------   ------------------
       Total Assets.....................           41,689,485           51,720,878          446,759,062           35,344,739
                                           ------------------- --------------------- ------------------   ------------------
LIABILITIES:
   Accrued fees.........................                   36                   20                   33                  121
   Due to MetLife Investors
     USA Insurance Company..............                    1                    1                    1                   --
                                           ------------------- --------------------- ------------------   ------------------
       Total Liabilities................                   37                   21                   34                  121
                                           ------------------- --------------------- ------------------   ------------------

NET ASSETS..............................   $       41,689,448   $       51,720,857   $      446,759,028   $       35,344,618
                                           =================== ===================== ==================   ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $       41,689,448   $       51,720,857   $      446,663,015   $       35,344,618
   Net assets from contracts in payout..                   --                   --               96,013                   --
                                           ------------------- --------------------- ------------------   ------------------
       Total Net Assets.................   $       41,689,448   $       51,720,857   $      446,759,028   $       35,344,618
                                           =================== ===================== ==================   ==================


                                                   MSF               MSF MSCI
                                                MFS VALUE           EAFE INDEX
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                           ------------------   ------------------
ASSETS:
   Investments at fair value............   $       48,275,356   $       81,404,604
   Due from MetLife Investors
     USA Insurance Company..............                   --                   --
                                           ------------------   ------------------
       Total Assets.....................           48,275,356           81,404,604
                                           ------------------   ------------------
LIABILITIES:
   Accrued fees.........................                   95                   55
   Due to MetLife Investors
     USA Insurance Company..............                   --                    1
                                           ------------------   ------------------
       Total Liabilities................                   95                   56
                                           ------------------   ------------------

NET ASSETS..............................   $       48,275,261   $       81,404,548
                                           ==================   ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $       48,270,495   $       81,404,548
   Net assets from contracts in payout..                4,766                   --
                                           ------------------   ------------------
       Total Net Assets.................   $       48,275,261   $       81,404,548
                                           ==================   ==================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2012



                                              MSF NEUBERGER       MSF OPPENHEIMER            MSF           MSF T. ROWE PRICE
                                             BERMAN GENESIS        GLOBAL EQUITY     RUSSELL 2000 INDEX    LARGE CAP GROWTH
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                           ------------------   ------------------   ------------------   ------------------
ASSETS:
   Investments at fair value............   $       11,798,933   $        9,983,499   $       91,751,028   $        1,501,624
   Due from MetLife Investors
     USA Insurance Company..............                   --                   --                   --                   --
                                           ------------------   ------------------   ------------------   ------------------
       Total Assets.....................           11,798,933            9,983,499           91,751,028            1,501,624
                                           ------------------   ------------------   ------------------   ------------------
LIABILITIES:
   Accrued fees.........................                   25                   29                   51                   11
   Due to MetLife Investors
     USA Insurance Company..............                   --                    1                    2                    1
                                           ------------------   ------------------   ------------------   ------------------
       Total Liabilities................                   25                   30                   53                   12
                                           ------------------   ------------------   ------------------   ------------------

NET ASSETS..............................   $       11,798,908   $        9,983,469   $       91,750,975   $        1,501,612
                                           ==================   ==================   ==================   ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $       11,798,908   $        9,983,469   $       91,750,975   $        1,501,612
   Net assets from contracts in payout..                   --                   --                   --                   --
                                           ------------------   ------------------   ------------------   ------------------
       Total Net Assets.................   $       11,798,908   $        9,983,469   $       91,750,975   $        1,501,612
                                           ==================   ==================   ==================   ==================

                                                                    MSF VAN ECK       MSF WESTERN ASSET
                                            MSF T. ROWE PRICE     GLOBAL NATURAL         MANAGEMENT            NEUBERGER
                                            SMALL CAP GROWTH         RESOURCES         U.S. GOVERNMENT      BERMAN GENESIS
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                           ------------------   ------------------   ------------------   ------------------
ASSETS:
   Investments at fair value............   $        7,809,024   $      111,897,019   $      313,310,365   $            8,105
   Due from MetLife Investors
     USA Insurance Company..............                   --                   --                   --                   --
                                           ------------------   ------------------   ------------------   ------------------
       Total Assets.....................            7,809,024          111,897,019          313,310,365                8,105
                                           ------------------   ------------------   ------------------   ------------------
LIABILITIES:
   Accrued fees.........................                   28                   35                   78                    4
   Due to MetLife Investors
     USA Insurance Company..............                    1                    1                    2                   --
                                           ------------------   ------------------   ------------------   ------------------
       Total Liabilities................                   29                   36                   80                    4
                                           ------------------   ------------------   ------------------   ------------------

NET ASSETS..............................   $        7,808,995   $      111,896,983   $      313,310,285   $            8,101
                                           ==================   ==================   ==================   ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $        7,808,995   $      111,896,983   $      313,292,027   $            8,101
   Net assets from contracts in payout..                   --                   --               18,258                   --
                                           ------------------   ------------------   ------------------   ------------------
       Total Net Assets.................   $        7,808,995   $      111,896,983   $      313,310,285   $            8,101
                                           ==================   ==================   ==================   ==================

                                                                  OPPENHEIMER VA
                                             OPPENHEIMER VA      GLOBAL STRATEGIC
                                                CORE BOND             INCOME
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                           ------------------   ------------------
ASSETS:
   Investments at fair value............   $            9,061   $            4,571
   Due from MetLife Investors
     USA Insurance Company..............                   --                    1
                                           ------------------   ------------------
       Total Assets.....................                9,061                4,572
                                           ------------------   ------------------
LIABILITIES:
   Accrued fees.........................                    2                   10
   Due to MetLife Investors
     USA Insurance Company..............                    1                   --
                                           ------------------   ------------------
       Total Liabilities................                    3                   10
                                           ------------------   ------------------

NET ASSETS..............................   $            9,058   $            4,562
                                           ==================   ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $            9,058   $            4,562
   Net assets from contracts in payout..                   --                   --
                                           ------------------   ------------------
       Total Net Assets.................   $            9,058   $            4,562
                                           ==================   ==================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2012


                                            OPPENHEIMER VA
                                              MAIN STREET        OPPENHEIMER VA       OPPENHEIMER VA        PIONEER VCT
                                           SMALL- & MID-CAP        MAIN STREET             MONEY         EMERGING MARKETS
                                              SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
                                          ------------------   ------------------   -----------------   ------------------
ASSETS:
   Investments at fair value............  $       96,092,161   $           83,664   $         112,965   $          791,071
   Due from MetLife Investors
     USA Insurance Company..............                  --                   --                  --                   --
                                          ------------------   ------------------   -----------------   ------------------
       Total Assets.....................          96,092,161               83,664             112,965              791,071
                                          ------------------   ------------------   -----------------   ------------------
LIABILITIES:
   Accrued fees.........................                   5                   --                  --                   49
   Due to MetLife Investors
     USA Insurance Company..............                   1                    1                  --                    2
                                          ------------------   ------------------   -----------------   ------------------
       Total Liabilities................                   6                    1                  --                   51
                                          ------------------   ------------------   -----------------   ------------------

NET ASSETS..............................  $       96,092,155   $           83,663   $         112,965   $          791,020
                                          ==================   ==================   =================   ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       96,092,155   $           83,663   $         112,965   $          791,020
   Net assets from contracts in payout..                  --                   --                  --                   --
                                          ------------------   ------------------   -----------------   ------------------
       Total Net Assets.................  $       96,092,155   $           83,663   $         112,965   $          791,020
                                          ==================   ==================   =================   ==================


                                              PIONEER VCT         PIONEER VCT     PIONEER VCT IBBOTSON PIONEER VCT IBBOTSON
                                             EQUITY INCOME     FUNDAMENTAL VALUE    GROWTH ALLOCATION   MODERATE ALLOCATION
                                              SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                          ------------------  ------------------  -------------------- --------------------
ASSETS:
   Investments at fair value............  $          549,060  $        2,136,865   $       19,107,241   $       28,441,649
   Due from MetLife Investors
     USA Insurance Company..............                  --                  --                   --                   --
                                          ------------------  ------------------  -------------------- --------------------
       Total Assets.....................             549,060           2,136,865           19,107,241           28,441,649
                                          ------------------  ------------------  -------------------- --------------------
LIABILITIES:
   Accrued fees.........................                  89                  41                   14                   20
   Due to MetLife Investors
     USA Insurance Company..............                   1                   1                   --                    1
                                          ------------------  ------------------  -------------------- --------------------
       Total Liabilities................                  90                  42                   14                   21
                                          ------------------  ------------------  -------------------- --------------------

NET ASSETS..............................  $          548,970  $        2,136,823   $       19,107,227   $       28,441,628
                                          ==================  ==================  ==================== ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          548,970  $        2,136,823   $       19,107,227   $       28,441,628
   Net assets from contracts in payout..                  --                  --                   --                   --
                                          ------------------  ------------------  -------------------- --------------------
       Total Net Assets.................  $          548,970  $        2,136,823   $       19,107,227   $       28,441,628
                                          ==================  ==================  ==================== ====================


                                              PIONEER VCT         PIONEER VCT
                                             MID CAP VALUE    REAL ESTATE SHARES
                                              SUB-ACCOUNT         SUB-ACCOUNT
                                          ------------------  ------------------
ASSETS:
   Investments at fair value............  $       56,444,972   $         237,593
   Due from MetLife Investors
     USA Insurance Company..............                  --                  --
                                          ------------------  ------------------
       Total Assets.....................          56,444,972             237,593
                                          ------------------  ------------------
LIABILITIES:
   Accrued fees.........................                  45                  77
   Due to MetLife Investors
     USA Insurance Company..............                  --                   2
                                          ------------------  ------------------
       Total Liabilities................                  45                  79
                                          ------------------  ------------------

NET ASSETS..............................  $       56,444,927   $         237,514
                                          ==================  ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       56,444,927   $         237,514
   Net assets from contracts in payout..                  --                  --
                                          ------------------  ------------------
       Total Net Assets.................  $       56,444,927   $         237,514
                                          ==================  ==================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
                              DECEMBER 31, 2012


                                             T. ROWE PRICE        T. ROWE PRICE        T. ROWE PRICE
                                             GROWTH STOCK      INTERNATIONAL STOCK     PRIME RESERVE    UIF U.S. REAL ESTATE
                                              SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                          ------------------   -------------------  ------------------  --------------------
ASSETS:
   Investments at fair value............  $        6,404,585   $          639,881   $          723,146   $       90,757,954
   Due from MetLife Investors
     USA Insurance Company..............                  --                   --                   --                   --
                                          ------------------   -------------------  ------------------  --------------------
       Total Assets.....................           6,404,585              639,881              723,146           90,757,954
                                          ------------------   -------------------  ------------------  --------------------
LIABILITIES:
   Accrued fees.........................                  --                   --                   --                    3
   Due to MetLife Investors
     USA Insurance Company..............                  --                   --                   --                    1
                                          ------------------   -------------------  ------------------  --------------------
       Total Liabilities................                  --                   --                   --                    4
                                          ------------------   -------------------  ------------------  --------------------

NET ASSETS..............................  $        6,404,585   $          639,881   $          723,146   $       90,757,950
                                          ==================   ===================  ==================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        6,404,585   $          639,881   $          723,146   $       90,757,950
   Net assets from contracts in payout..                  --                   --                   --                   --
                                          ------------------   -------------------  ------------------  --------------------
       Total Net Assets.................  $        6,404,585   $          639,881   $          723,146   $       90,757,950
                                          ==================   ===================  ==================  ====================


 The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
                          STATEMENTS OF OPERATIONS
                    FOR THE YEAR ENDED DECEMBER 31, 2012


                                                                                                             AMERICAN FUNDS
                                                  ALGER           AMERICAN FUNDS       AMERICAN FUNDS         GLOBAL SMALL
                                            SMALL CAP GROWTH           BOND             GLOBAL GROWTH        CAPITALIZATION
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                           ------------------   ------------------   -------------------   ------------------
INVESTMENT INCOME:
      Dividends..........................  $               --   $        3,394,782   $         2,153,180   $        1,232,992
                                           ------------------   ------------------   -------------------   ------------------
EXPENSES:
      Mortality and expense risk
        charges..........................             722,308            1,417,623             2,813,367            1,054,849
      Administrative charges.............                  --              323,323               576,266              186,591
                                           ------------------   ------------------   -------------------   ------------------
        Total expenses...................             722,308            1,740,946             3,389,633            1,241,440
                                           ------------------   ------------------   -------------------   ------------------
          Net investment income (loss)...           (722,308)            1,653,836           (1,236,453)              (8,448)
                                           ------------------   ------------------   -------------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions........          11,490,881                   --                    --                   --
      Realized gains (losses) on sale of
        investments......................             415,880              253,909               425,004            (334,212)
                                           ------------------   ------------------   -------------------   ------------------
          Net realized gains (losses)....          11,906,761              253,909               425,004            (334,212)
                                           ------------------   ------------------   -------------------   ------------------
      Change in unrealized gains (losses)
        on investments...................         (5,650,965)            2,948,249            43,480,973           13,744,703
                                           ------------------   ------------------   -------------------   ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments...................           6,255,796            3,202,158            43,905,977           13,410,491
                                           ------------------   ------------------   -------------------   ------------------
      Net increase (decrease) in net assets
        resulting from operations........  $        5,533,488   $        4,855,994   $        42,669,524   $       13,402,043
                                           ==================   ==================   ===================   ==================


                                              AMERICAN FUNDS       AMERICAN FUNDS                            FEDERATED HIGH
                                                  GROWTH            GROWTH-INCOME     DWS I INTERNATIONAL      INCOME BOND
                                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                           -------------------   ------------------   -------------------  ------------------
INVESTMENT INCOME:
      Dividends..........................  $         5,326,400   $        4,929,547   $          356,177   $            2,415
                                           -------------------   ------------------   -------------------  ------------------
EXPENSES:
      Mortality and expense risk
        charges..........................            8,005,002            3,833,706              220,513                  382
      Administrative charges.............            1,571,723              689,767                   --                   --
                                           -------------------   ------------------   -------------------  ------------------
        Total expenses...................            9,576,725            4,523,473              220,513                  382
                                           -------------------   ------------------   -------------------  ------------------
          Net investment income (loss)...          (4,250,325)              406,074              135,664                2,033
                                           -------------------   ------------------   -------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions........                   --                   --                   --                   --
      Realized gains (losses) on sale of
        investments......................            1,880,290              800,760            (950,927)                (596)
                                           -------------------   ------------------   -------------------  ------------------
          Net realized gains (losses)....            1,880,290              800,760            (950,927)                (596)
                                           -------------------   ------------------   -------------------  ------------------
      Change in unrealized gains (losses)
        on investments...................           97,631,196           41,809,198            3,633,463                1,882
                                           -------------------   ------------------   -------------------  ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments...................           99,511,486           42,609,958            2,682,536                1,286
                                           -------------------   ------------------   -------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations........  $        95,261,161   $       43,016,032   $        2,818,200   $            3,319
                                           ===================   ==================   ===================  ==================


                                                FEDERATED           FIDELITY VIP
                                                 KAUFMAN            ASSET MANAGER
                                               SUB-ACCOUNT           SUB-ACCOUNT
                                           -------------------  -------------------
INVESTMENT INCOME:
      Dividends..........................  $                --  $         1,311,251
                                           -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges..........................                  620            1,194,944
      Administrative charges.............                   --                   --
                                           -------------------  -------------------
        Total expenses...................                  620            1,194,944
                                           -------------------  -------------------
          Net investment income (loss)...                (620)              116,307
                                           -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions........                   --              627,845
      Realized gains (losses) on sale of
        investments......................                3,375            (323,190)
                                           -------------------  -------------------
          Net realized gains (losses)....                3,375              304,655
                                           -------------------  -------------------
      Change in unrealized gains (losses)
        on investments...................                5,499            8,735,876
                                           -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments...................                8,874            9,040,531
                                           -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations........  $             8,254  $         9,156,838
                                           ===================  ===================

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period November 12, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2012


                                              FIDELITY VIP         FIDELITY VIP         FIDELITY VIP         FIDELITY VIP
                                               CONTRAFUND          EQUITY-INCOME      FUNDSMANAGER 50%     FUNDSMANAGER 60%
                                               SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT (a)        SUB-ACCOUNT
                                           ------------------   ------------------   ------------------   ------------------
INVESTMENT INCOME:
      Dividends.........................   $        6,023,787   $          168,521   $        5,315,454   $       50,458,827
                                           ------------------   ------------------   ------------------   ------------------
EXPENSES:
      Mortality and expense risk
        charges.........................            5,460,217               80,234            1,695,852           65,303,229
      Administrative charges............              569,724                   --                   --                   --
                                           ------------------   ------------------   ------------------   ------------------
        Total expenses..................            6,029,941               80,234            1,695,852           65,303,229
                                           ------------------   ------------------   ------------------   ------------------
          Net investment income (loss)..              (6,154)               88,287            3,619,602         (14,844,402)
                                           ------------------   ------------------   ------------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions.......                   --              352,929            1,127,520           11,514,095
      Realized gains (losses) on sale of
        investments.....................            2,083,421            (112,774)                  285            5,398,453
                                           ------------------   ------------------   ------------------   ------------------
          Net realized gains (losses)...            2,083,421              240,155            1,127,805           16,912,548
                                           ------------------   ------------------   ------------------   ------------------
      Change in unrealized gains (losses)
        on investments..................           56,443,738              493,771            (985,620)          273,609,789
                                           ------------------   ------------------   ------------------   ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments..................           58,527,159              733,926              142,185          290,522,337
                                           ------------------   ------------------   ------------------   ------------------
      Net increase (decrease) in net assets
        resulting from operations.......   $       58,521,005   $          822,213   $        3,761,787   $      275,677,935
                                           ==================   ==================   ==================   ==================

                                              FIDELITY VIP         FIDELITY VIP         FIDELITY VIP         FIDELITY VIP
                                                 GROWTH              INDEX 500             MID CAP           MONEY MARKET
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                           ------------------   ------------------   ------------------   ------------------
INVESTMENT INCOME:
      Dividends.........................   $          827,432   $        1,264,710   $        1,248,025   $          104,146
                                           ------------------   ------------------   ------------------   ------------------
EXPENSES:
      Mortality and expense risk
        charges.........................            1,908,291              844,940            3,255,830            1,497,421
      Administrative charges............                   --                   --              726,296                   --
                                           ------------------   ------------------   ------------------   ------------------
        Total expenses..................            1,908,291              844,940            3,982,126            1,497,421
                                           ------------------   ------------------   ------------------   ------------------
          Net investment income (loss)..          (1,080,859)              419,770          (2,734,101)          (1,393,275)
                                           ------------------   ------------------   ------------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions.......                   --              805,641           25,895,524                   --
      Realized gains (losses) on sale of
        investments.....................            1,666,126              873,557              139,263                   --
                                           ------------------   ------------------   ------------------   ------------------
          Net realized gains (losses)...            1,666,126            1,679,198           26,034,787                   --
                                           ------------------   ------------------   ------------------   ------------------
      Change in unrealized gains (losses)
        on investments..................           16,522,108            6,239,811            9,833,446                   --
                                           ------------------   ------------------   ------------------   ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments..................           18,188,234            7,919,009           35,868,233                   --
                                           ------------------   ------------------   ------------------   ------------------
      Net increase (decrease) in net assets
        resulting from operations.......   $       17,107,375   $        8,338,779   $       33,134,132   $      (1,393,275)
                                           ==================   ==================   ==================   ==================

                                              FIDELITY VIP        FTVIPT FRANKLIN
                                                OVERSEAS         INCOME SECURITIES
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                           ------------------   ------------------
INVESTMENT INCOME:
      Dividends.........................   $           98,924   $       15,018,844
                                           ------------------   ------------------
EXPENSES:
      Mortality and expense risk
        charges.........................               63,212            2,651,326
      Administrative charges............                   --              585,837
                                           ------------------   ------------------
        Total expenses..................               63,212            3,237,163
                                           ------------------   ------------------
          Net investment income (loss)..               35,712           11,781,681
                                           ------------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions.......               17,023                   --
      Realized gains (losses) on sale of
        investments.....................            (108,458)            (143,328)
                                           ------------------   ------------------
          Net realized gains (losses)...             (91,435)            (143,328)
                                           ------------------   ------------------
      Change in unrealized gains (losses)
        on investments..................              930,242           12,601,025
                                           ------------------   ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments..................              838,807           12,457,697
                                           ------------------   ------------------
      Net increase (decrease) in net assets
        resulting from operations.......   $          874,519   $       24,239,378
                                           ==================   ==================

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period November 12, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2012


                                             FTVIPT FRANKLIN                                               FTVIPT TEMPLETON
                                             SMALL CAP VALUE       FTVIPT MUTUAL      FTVIPT TEMPLETON        GLOBAL BOND
                                               SECURITIES        SHARES SECURITIES   FOREIGN SECURITIES       SECURITIES
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                           ------------------   ------------------   ------------------   ------------------
INVESTMENT INCOME:
      Dividends..........................  $          531,572   $        2,622,662   $        2,263,905   $       11,753,098
                                           ------------------   ------------------   ------------------   ------------------
EXPENSES:
      Mortality and expense risk
        charges..........................             743,134            1,475,069            1,169,970            1,985,195
      Administrative charges.............             171,053              319,384              188,437              459,607
                                           ------------------   ------------------   ------------------   ------------------
        Total expenses...................             914,187            1,794,453            1,358,407            2,444,802
                                           ------------------   ------------------   ------------------   ------------------
          Net investment income (loss)...           (382,615)              828,209              905,498            9,308,296
                                           ------------------   ------------------   ------------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions........                  --                   --                   --              295,061
      Realized gains (losses) on sale of
        investments......................              82,294            (351,542)            (666,651)               10,731
                                           ------------------   ------------------   ------------------   ------------------
          Net realized gains (losses)....              82,294            (351,542)            (666,651)              305,792
                                           ------------------   ------------------   ------------------   ------------------
      Change in unrealized gains (losses)
        on investments...................          11,355,727           14,415,530           11,238,272           12,966,460
                                           ------------------   ------------------   ------------------   ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments...................          11,438,021           14,063,988           10,571,621           13,272,252
                                           ------------------   ------------------   ------------------   ------------------
      Net increase (decrease) in net assets
        resulting from operations........  $       11,055,406   $       14,892,197   $       11,477,119   $       22,580,548
                                           ==================   ==================   ==================   ==================

                                                                                                             INVESCO V.I.
                                              INVESCO V.I.         INVESCO V.I.         INVESCO V.I.          VAN KAMPEN
                                               CORE EQUITY      GLOBAL REAL ESTATE  INTERNATIONAL GROWTH  AMERICAN FRANCHISE
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                           ------------------   ------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends..........................  $            2,368   $           86,923   $        2,626,464   $                --
                                           ------------------   ------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges..........................               3,659              201,136            2,097,940                 1,969
      Administrative charges.............                  --               45,723              476,642                    --
                                           ------------------   ------------------  --------------------  -------------------
        Total expenses...................               3,659              246,859            2,574,582                 1,969
                                           ------------------   ------------------  --------------------  -------------------
          Net investment income (loss)...             (1,291)            (159,936)               51,882               (1,969)
                                           ------------------   ------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions........                  --                   --                   --                    --
      Realized gains (losses) on sale of
        investments......................               9,182               14,912               76,597                 4,261
                                           ------------------   ------------------  --------------------  -------------------
          Net realized gains (losses)....               9,182               14,912               76,597                 4,261
                                           ------------------   ------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments...................              23,282            4,220,926           24,064,007                 5,620
                                           ------------------   ------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments...................              32,464            4,235,838           24,140,604                 9,881
                                           ------------------   ------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations........  $           31,173   $        4,075,902   $       24,192,486   $             7,912
                                           ==================   ==================  ====================  ===================

                                              INVESCO V.I.         INVESCO V.I.
                                               VAN KAMPEN           VAN KAMPEN
                                             AMERICAN VALUE      EQUITY AND INCOME
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                           ------------------   ------------------
INVESTMENT INCOME:
      Dividends..........................  $          401,458   $        8,625,926
                                           ------------------   ------------------
EXPENSES:
      Mortality and expense risk
        charges..........................             650,519            5,322,372
      Administrative charges.............             147,660            1,170,673
                                           ------------------   ------------------
        Total expenses...................             798,179            6,493,045
                                           ------------------   ------------------
          Net investment income (loss)...           (396,721)            2,132,881
                                           ------------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions........                  --                   --
      Realized gains (losses) on sale of
        investments......................             295,908              987,347
                                           ------------------   ------------------
          Net realized gains (losses)....             295,908              987,347
                                           ------------------   ------------------
      Change in unrealized gains (losses)
        on investments...................           7,999,839           43,230,491
                                           ------------------   ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments...................           8,295,747           44,217,838
                                           ------------------   ------------------
      Net increase (decrease) in net assets
        resulting from operations........  $        7,899,026   $       46,350,719
                                           ==================   ==================

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period November 12, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2012



                                             INVESCO V.I.                                 LMPVET               LMPVET
                                              VAN KAMPEN           JANUS ASPEN     CLEARBRIDGE VARIABLE CLEARBRIDGE VARIABLE
                                           GROWTH AND INCOME        WORLDWIDE        AGGRESSIVE GROWTH      APPRECIATION
                                              SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                          ------------------   ------------------  -------------------- --------------------
INVESTMENT INCOME:
      Dividends.........................  $        3,312,167   $               46   $          773,169   $        4,591,608
                                          ------------------   ------------------  -------------------- --------------------
EXPENSES:
      Mortality and expense risk
        charges.........................           2,740,480                   45            2,187,028            3,053,294
      Administrative charges............             611,088                   --              449,492              660,419
                                          ------------------   ------------------  -------------------- --------------------
        Total expenses..................           3,351,568                   45            2,636,520            3,713,713
                                          ------------------   ------------------  -------------------- --------------------
          Net investment income (loss)..            (39,401)                    1          (1,863,351)              877,895
                                          ------------------   ------------------  -------------------- --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions.......                  --                   --            7,072,219                   --
      Realized gains (losses) on sale of
        investments.....................             215,131                    9            2,885,580              276,468
                                          ------------------   ------------------  -------------------- --------------------
          Net realized gains (losses)...             215,131                    9            9,957,799              276,468
                                          ------------------   ------------------  -------------------- --------------------
      Change in unrealized gains (losses)
        on investments..................          27,777,291                  896           19,162,336           32,185,472
                                          ------------------   ------------------  -------------------- --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments..................          27,992,422                  905           29,120,135           32,461,940
                                          ------------------   ------------------  -------------------- --------------------
      Net increase (decrease) in net assets
        resulting from operations.......  $       27,953,021   $              906   $       27,256,784   $       33,339,835
                                          ==================   ==================  ==================== ====================

                                                LMPVET               LMPVET
                                              CLEARBRIDGE     CLEARBRIDGE VARIABLE        LMPVET               LMPVET
                                            VARIABLE EQUITY        FUNDAMENTAL     CLEARBRIDGE VARIABLE CLEARBRIDGE VARIABLE
                                            INCOME BUILDER        ALL CAP VALUE      LARGE CAP GROWTH      LARGE CAP VALUE
                                              SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                          ------------------  -------------------- -------------------- --------------------
INVESTMENT INCOME:
      Dividends.........................  $        3,663,158   $        1,746,245   $           29,992   $          108,261
                                          ------------------  -------------------- -------------------- --------------------
EXPENSES:
      Mortality and expense risk
        charges.........................           1,424,976            1,219,140               70,500               69,073
      Administrative charges............             302,192              255,232               11,473               11,437
                                          ------------------  -------------------- -------------------- --------------------
        Total expenses..................           1,727,168            1,474,372               81,973               80,510
                                          ------------------  -------------------- -------------------- --------------------
          Net investment income (loss)..           1,935,990              271,873             (51,981)               27,751
                                          ------------------  -------------------- -------------------- --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions.......                  --                   --              277,085                4,691
      Realized gains (losses) on sale of
        investments.....................         (1,496,446)            (234,300)              204,368               45,777
                                          ------------------  -------------------- -------------------- --------------------
          Net realized gains (losses)...         (1,496,446)            (234,300)              481,453               50,468
                                          ------------------  -------------------- -------------------- --------------------
      Change in unrealized gains (losses)
        on investments..................          13,043,194           12,653,901              353,548              510,271
                                          ------------------  -------------------- -------------------- --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments..................          11,546,748           12,419,601              835,001              560,739
                                          ------------------  -------------------- -------------------- --------------------
      Net increase (decrease) in net assets
        resulting from operations.......  $       13,482,738   $       12,691,474   $          783,020   $          588,490
                                          ==================  ==================== ==================== ====================


                                                 LMPVET         LMPVET INVESTMENT
                                          CLEARBRIDGE VARIABLE  COUNSEL VARIABLE
                                            SMALL CAP GROWTH    SOCIAL AWARENESS
                                               SUB-ACCOUNT         SUB-ACCOUNT
                                          -------------------- ------------------
INVESTMENT INCOME:
      Dividends.........................   $          230,128  $            4,493
                                          -------------------- ------------------
EXPENSES:
      Mortality and expense risk
        charges.........................              660,954               5,747
      Administrative charges............              137,739               1,059
                                          -------------------- ------------------
        Total expenses..................              798,693               6,806
                                          -------------------- ------------------
          Net investment income (loss)..            (568,565)             (2,313)
                                          -------------------- ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions.......            2,603,370                  --
      Realized gains (losses) on sale of
        investments.....................              551,269              18,868
                                          -------------------- ------------------
          Net realized gains (losses)...            3,154,639              18,868
                                          -------------------- ------------------
      Change in unrealized gains (losses)
        on investments..................            5,466,771              26,419
                                          -------------------- ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments..................            8,621,410              45,287
                                          -------------------- ------------------
      Net increase (decrease) in net assets
        resulting from operations.......   $        8,052,845  $           42,974
                                          ==================== ==================

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period November 12, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2012



                                                 LMPVET               LMPVET               LMPVET           LMPVIT WESTERN
                                           VARIABLE LIFESTYLE   VARIABLE LIFESTYLE   VARIABLE LIFESTYLE  ASSET VARIABLE GLOBAL
                                             ALLOCATION 50%       ALLOCATION 70%       ALLOCATION 85%       HIGH YIELD BOND
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                           ------------------   ------------------   ------------------  ---------------------
INVESTMENT INCOME:
      Dividends.........................   $          857,523   $           64,723   $        1,393,092   $        6,353,732
                                           ------------------   ------------------   ------------------  ---------------------
EXPENSES:
      Mortality and expense risk
        charges.........................              332,886               41,111              840,689              984,730
      Administrative charges............               73,048                7,519              190,065              203,374
                                           ------------------   ------------------   ------------------  ---------------------
        Total expenses..................              405,934               48,630            1,030,754            1,188,104
                                           ------------------   ------------------   ------------------  ---------------------
          Net investment income (loss)..              451,589               16,093              362,338            5,165,628
                                           ------------------   ------------------   ------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions.......                   --                   --                   --                   --
      Realized gains (losses) on sale of
        investments.....................              110,528               48,643              528,492             (68,307)
                                           ------------------   ------------------   ------------------  ---------------------
          Net realized gains (losses)...              110,528               48,643              528,492             (68,307)
                                           ------------------   ------------------   ------------------  ---------------------
      Change in unrealized gains (losses)
        on investments..................            2,456,921              296,816            8,931,921            7,182,092
                                           ------------------   ------------------   ------------------  ---------------------
      Net realized and change in
        unrealized gains (losses)
        on investments..................            2,567,449              345,459            9,460,413            7,113,785
                                           ------------------   ------------------   ------------------  ---------------------
      Net increase (decrease) in net assets
        resulting from operations.......   $        3,019,038   $          361,552   $        9,822,751   $       12,279,413
                                           ==================   ==================   ==================  =====================

                                                                                                                MIST
                                                                                                          ALLIANCEBERNSTEIN
                                                 MFS VIT             MFS VIT                               GLOBAL DYNAMIC
                                             INVESTORS TRUST      NEW DISCOVERY      MFS VIT RESEARCH        ALLOCATION
                                               SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                           ------------------  ------------------   ------------------   ------------------
INVESTMENT INCOME:
      Dividends.........................   $              175  $               --   $              385   $        2,246,846
                                           ------------------  ------------------   ------------------   ------------------
EXPENSES:
      Mortality and expense risk
        charges.........................                  365                 602                  684           28,077,725
      Administrative charges............                   --                  --                   --            5,904,772
                                           ------------------  ------------------   ------------------   ------------------
        Total expenses..................                  365                 602                  684           33,982,497
                                           ------------------  ------------------   ------------------   ------------------
          Net investment income (loss)..                (190)               (602)                (299)         (31,735,651)
                                           ------------------  ------------------   ------------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions.......                   --               3,978                   --               48,252
      Realized gains (losses) on sale of
        investments.....................                2,707                 371                  603               20,087
                                           ------------------  ------------------   ------------------   ------------------
          Net realized gains (losses)...                2,707               4,349                  603               68,339
                                           ------------------  ------------------   ------------------   ------------------
      Change in unrealized gains (losses)
        on investments..................                2,028               3,991                6,684          215,787,760
                                           ------------------  ------------------   ------------------   ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments..................                4,735               8,340                7,287          215,856,099
                                           ------------------  ------------------   ------------------   ------------------
      Net increase (decrease) in net assets
        resulting from operations.......   $            4,545  $            7,738   $            6,988   $      184,120,448
                                           ==================  ==================   ==================   ==================


                                              MIST AMERICAN
                                             FUNDS BALANCED        MIST AMERICAN
                                               ALLOCATION           FUNDS BOND
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                           ------------------   ------------------
INVESTMENT INCOME:
      Dividends.........................   $       52,019,008   $        9,166,983
                                           ------------------   ------------------
EXPENSES:
      Mortality and expense risk
        charges.........................           39,853,916            4,690,679
      Administrative charges............            7,720,979              895,091
                                           ------------------   ------------------
        Total expenses..................           47,574,895            5,585,770
                                           ------------------   ------------------
          Net investment income (loss)..            4,444,113            3,581,213
                                           ------------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions.......           31,567,025            1,781,340
      Realized gains (losses) on sale of
        investments.....................           28,561,129            3,445,485
                                           ------------------   ------------------
          Net realized gains (losses)...           60,128,154            5,226,825
                                           ------------------   ------------------
      Change in unrealized gains (losses)
        on investments..................          273,656,262            2,725,888
                                           ------------------   ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments..................          333,784,416            7,952,713
                                           ------------------   ------------------
      Net increase (decrease) in net assets
        resulting from operations.......   $      338,228,529   $       11,533,926
                                           ==================   ==================

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period November 12, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2012


                                              MIST AMERICAN                                                   MIST AMERICAN
                                              FUNDS GROWTH         MIST AMERICAN         MIST AMERICAN       FUNDS MODERATE
                                               ALLOCATION          FUNDS GROWTH       FUNDS INTERNATIONAL      ALLOCATION
                                               SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                           ------------------   ------------------   --------------------  ------------------
INVESTMENT INCOME:
      Dividends..........................  $       17,940,228   $        1,879,840   $         4,817,519   $       35,559,512
                                           ------------------   ------------------   --------------------  ------------------
EXPENSES:
      Mortality and expense risk
        charges..........................          19,627,920            7,335,101             4,025,560           22,523,072
      Administrative charges.............           3,725,579            1,412,945               773,988            4,372,496
                                           ------------------   ------------------   --------------------  ------------------
        Total expenses...................          23,353,499            8,748,046             4,799,548           26,895,568
                                           ------------------   ------------------   --------------------  ------------------
          Net investment income (loss)...         (5,413,271)          (6,868,206)                17,971            8,663,944
                                           ------------------   ------------------   --------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions........                  --              148,149                    --           23,246,862
      Realized gains (losses) on sale of
        investments......................          26,669,090           20,267,794             1,359,920           15,907,459
                                           ------------------   ------------------   --------------------  ------------------
          Net realized gains (losses)....          26,669,090           20,415,943             1,359,920           39,154,321
                                           ------------------   ------------------   --------------------  ------------------
      Change in unrealized gains (losses)
        on investments...................         175,144,743           67,309,082            43,278,221          103,394,103
                                           ------------------   ------------------   --------------------  ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments...................         201,813,833           87,725,025            44,638,141          142,548,424
                                           ------------------   ------------------   --------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations........  $      196,400,562   $       80,856,819   $        44,656,112   $      151,212,368
                                           ==================   ==================   ====================  ==================

                                                 MIST AQR          MIST BLACKROCK
                                                GLOBAL RISK        GLOBAL TACTICAL      MIST BLACKROCK       MIST BLACKROCK
                                                 BALANCED            STRATEGIES           HIGH YIELD         LARGE CAP CORE
                                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                           -------------------   ------------------   ------------------   ------------------
INVESTMENT INCOME:
      Dividends..........................  $        13,108,921   $               --   $       17,649,323   $          152,367
                                           -------------------   ------------------   ------------------   ------------------
EXPENSES:
      Mortality and expense risk
        charges..........................           35,205,609           48,053,253            3,396,816              214,976
      Administrative charges.............            7,388,806           10,082,010              629,040               35,858
                                           -------------------   ------------------   ------------------   ------------------
        Total expenses...................           42,594,415           58,135,263            4,025,856              250,834
                                           -------------------   ------------------   ------------------   ------------------
          Net investment income (loss)...         (29,485,494)         (58,135,263)           13,623,467             (98,467)
                                           -------------------   ------------------   ------------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions........           13,924,436               57,999            3,215,324                   --
      Realized gains (losses) on sale of
        investments......................                   --               72,204            1,807,904              204,327
                                           -------------------   ------------------   ------------------   ------------------
          Net realized gains (losses)....           13,924,436              130,203            5,023,228              204,327
                                           -------------------   ------------------   ------------------   ------------------
      Change in unrealized gains (losses)
        on investments...................          257,592,013          341,923,540           14,564,761            1,366,663
                                           -------------------   ------------------   ------------------   ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments...................          271,516,449          342,053,743           19,587,989            1,570,990
                                           -------------------   ------------------   ------------------   ------------------
      Net increase (decrease) in net assets
        resulting from operations........  $       242,030,955   $      283,918,480   $       33,211,456   $        1,472,523
                                           ===================   ==================   ==================   ==================


                                              MIST CLARION           MIST DREMAN
                                           GLOBAL REAL ESTATE      SMALL CAP VALUE
                                               SUB-ACCOUNT           SUB-ACCOUNT
                                           -------------------  -------------------
INVESTMENT INCOME:
      Dividends..........................  $         3,353,388  $           194,282
                                           -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges..........................            2,289,977              354,852
      Administrative charges.............              414,842               58,176
                                           -------------------  -------------------
        Total expenses...................            2,704,819              413,028
                                           -------------------  -------------------
          Net investment income (loss)...              648,569            (218,746)
                                           -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions........                   --                   --
      Realized gains (losses) on sale of
        investments......................          (1,249,413)              283,760
                                           -------------------  -------------------
          Net realized gains (losses)....          (1,249,413)              283,760
                                           -------------------  -------------------
      Change in unrealized gains (losses)
        on investments...................           35,559,210            2,823,277
                                           -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments...................           34,309,797            3,107,037
                                           -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations........  $        34,958,366  $         2,888,291
                                           ===================  ===================

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period November 12, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2012


                                                                       MIST             MIST INVESCO
                                           MIST GOLDMAN SACHS     HARRIS OAKMARK        BALANCED-RISK        MIST INVESCO
                                              MID CAP VALUE        INTERNATIONAL         ALLOCATION        SMALL CAP GROWTH
                                               SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT (b)        SUB-ACCOUNT
                                           ------------------   ------------------   ------------------   ------------------
INVESTMENT INCOME:
      Dividends..........................  $          802,030   $        8,021,806   $        1,907,570   $               --
                                           ------------------   ------------------   ------------------   ------------------
EXPENSES:
      Mortality and expense risk
        charges..........................           1,856,090            6,691,804            2,747,771            3,122,481
      Administrative charges.............             341,130            1,238,549              575,310              587,244
                                           ------------------   ------------------   ------------------   ------------------
        Total expenses...................           2,197,220            7,930,353            3,323,081            3,709,725
                                           ------------------   ------------------   ------------------   ------------------
          Net investment income (loss)...         (1,395,190)               91,453          (1,415,511)          (3,709,725)
                                           ------------------   ------------------   ------------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions........                  --                   --            6,907,824           14,895,244
      Realized gains (losses) on sale of
        investments......................             565,819          (1,430,384)                   --            3,888,187
                                           ------------------   ------------------   ------------------   ------------------
          Net realized gains (losses)....             565,819          (1,430,384)            6,907,824           18,783,431
                                           ------------------   ------------------   ------------------   ------------------
      Change in unrealized gains (losses)
        on investments...................          21,341,212          121,937,845           10,868,519           19,533,978
                                           ------------------   ------------------   ------------------   ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments...................          21,907,031          120,507,461           17,776,343           38,317,409
                                           ------------------   ------------------   ------------------   ------------------
      Net increase (decrease) in net assets
        resulting from operations........  $       20,511,841   $      120,598,914   $       16,360,832   $       34,607,684
                                           ==================   ==================   ==================   ==================

                                                                                        MIST JPMORGAN       MIST LEGG MASON
                                                                   MIST JENNISON        GLOBAL ACTIVE         CLEARBRIDGE
                                            MIST JANUS FORTY     LARGE CAP EQUITY        ALLOCATION        AGGRESSIVE GROWTH
                                               SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT (b)        SUB-ACCOUNT
                                           ------------------   ------------------   ------------------   ------------------
INVESTMENT INCOME:
      Dividends..........................  $          273,615   $          186,734   $          972,691   $           67,800
                                           ------------------   ------------------   ------------------   ------------------
EXPENSES:
      Mortality and expense risk
        charges..........................           1,293,545              890,451            1,003,725            3,858,209
      Administrative charges.............             236,836              168,668              222,635              729,070
                                           ------------------   ------------------   ------------------   ------------------
        Total expenses...................           1,530,381            1,059,119            1,226,360            4,587,279
                                           ------------------   ------------------   ------------------   ------------------
          Net investment income (loss)...         (1,256,766)            (872,385)            (253,669)          (4,519,479)
                                           ------------------   ------------------   ------------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions........                  --                   --            1,691,655                   --
      Realized gains (losses) on sale of
        investments......................           1,264,699            1,121,453                   --            4,996,289
                                           ------------------   ------------------   ------------------   ------------------
          Net realized gains (losses)....           1,264,699            1,121,453            1,691,655            4,996,289
                                           ------------------   ------------------   ------------------   ------------------
      Change in unrealized gains (losses)
        on investments...................          14,507,523            5,390,391            7,508,587           43,727,000
                                           ------------------   ------------------   ------------------   ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments...................          15,772,222            6,511,844            9,200,242           48,723,289
                                           ------------------   ------------------   ------------------   ------------------
      Net increase (decrease) in net assets
        resulting from operations........  $       14,515,456   $        5,639,459   $        8,946,573   $       44,203,810
                                           ==================   ==================   ==================   ==================


                                           MIST LOOMIS SAYLES    MIST LORD ABBETT
                                             GLOBAL MARKETS       BOND DEBENTURE
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                           ------------------   ------------------
INVESTMENT INCOME:
      Dividends..........................  $        4,055,029   $       19,035,785
                                           ------------------   ------------------
EXPENSES:
      Mortality and expense risk
        charges..........................           2,346,982            3,690,886
      Administrative charges.............             439,659              645,694
                                           ------------------   ------------------
        Total expenses...................           2,786,641            4,336,580
                                           ------------------   ------------------
          Net investment income (loss)...           1,268,388           14,699,205
                                           ------------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions........                  --                   --
      Realized gains (losses) on sale of
        investments......................           2,390,289            1,754,535
                                           ------------------   ------------------
          Net realized gains (losses)....           2,390,289            1,754,535
                                           ------------------   ------------------
      Change in unrealized gains (losses)
        on investments...................          20,641,146           11,202,166
                                           ------------------   ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments...................          23,031,435           12,956,701
                                           ------------------   ------------------
      Net increase (decrease) in net assets
        resulting from operations........  $       24,299,823   $       27,655,906
                                           ==================   ==================

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period November 12, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2012


                                                                      MIST           MIST MET/FRANKLIN
                                           MIST LORD ABBETT      MET/EATON VANCE       LOW DURATION       MIST MET/FRANKLIN
                                             MID CAP VALUE        FLOATING RATE        TOTAL RETURN         MUTUAL SHARES
                                              SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                          ------------------   ------------------   ------------------   ------------------
INVESTMENT INCOME:
      Dividends.........................  $          542,359   $        1,704,700   $          672,671   $          909,524
                                          ------------------   ------------------   ------------------   ------------------
EXPENSES:
      Mortality and expense risk
        charges.........................           1,837,516              685,202              465,901            2,130,089
      Administrative charges............             338,034              126,127               88,528              403,131
                                          ------------------   ------------------   ------------------   ------------------
        Total expenses..................           2,175,550              811,329              554,429            2,533,220
                                          ------------------   ------------------   ------------------   ------------------
          Net investment income (loss)..         (1,633,191)              893,371              118,242          (1,623,696)
                                          ------------------   ------------------   ------------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions.......                  --              144,691                   --           27,637,344
      Realized gains (losses) on sale of
        investments.....................           2,663,619               71,221               24,752            (760,309)
                                          ------------------   ------------------   ------------------   ------------------
          Net realized gains (losses)...           2,663,619              215,912               24,752           26,877,035
                                          ------------------   ------------------   ------------------   ------------------
      Change in unrealized gains (losses)
        on investments..................          15,199,656            1,524,996              737,426          (6,849,190)
                                          ------------------   ------------------   ------------------   ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments..................          17,863,275            1,740,908              762,178           20,027,845
                                          ------------------   ------------------   ------------------   ------------------
      Net increase (decrease) in net assets
        resulting from operations.......  $       16,230,084   $        2,634,279   $          880,420   $       18,404,149
                                          ==================   ==================   ==================   ==================

                                           MIST MET/FRANKLIN
                                               TEMPLETON       MIST MET/TEMPLETON   MIST MET/TEMPLETON      MIST METLIFE
                                           FOUNDING STRATEGY         GROWTH         INTERNATIONAL BOND   AGGRESSIVE STRATEGY
                                              SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                          ------------------   ------------------   ------------------   -------------------
INVESTMENT INCOME:
      Dividends.........................  $       24,742,931   $          846,760   $        5,664,422   $        3,504,883
                                          ------------------   ------------------   ------------------   -------------------
EXPENSES:
      Mortality and expense risk
        charges.........................           8,186,377              649,181              711,257            7,474,356
      Administrative charges............           1,551,104              135,223              138,713            1,379,377
                                          ------------------   ------------------   ------------------   -------------------
        Total expenses..................           9,737,481              784,404              849,970            8,853,733
                                          ------------------   ------------------   ------------------   -------------------
          Net investment income (loss)..          15,005,450               62,356            4,814,452          (5,348,850)
                                          ------------------   ------------------   ------------------   -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions.......          10,149,420            1,977,956                   --                   --
      Realized gains (losses) on sale of
        investments.....................           9,253,848            (410,803)            (394,426)          (2,155,955)
                                          ------------------   ------------------   ------------------   -------------------
          Net realized gains (losses)...          19,403,268            1,567,153            (394,426)          (2,155,955)
                                          ------------------   ------------------   ------------------   -------------------
      Change in unrealized gains (losses)
        on investments..................          47,531,480            8,444,427            1,944,505           83,183,465
                                          ------------------   ------------------   ------------------   -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments..................          66,934,748           10,011,580            1,550,079           81,027,510
                                          ------------------   ------------------   ------------------   -------------------
      Net increase (decrease) in net assets
        resulting from operations.......  $       81,940,198   $       10,073,936   $        6,364,531   $       75,678,660
                                          ==================   ==================   ==================   ===================


                                             MIST METLIFE         MIST METLIFE
                                             BALANCED PLUS      BALANCED STRATEGY
                                              SUB-ACCOUNT          SUB-ACCOUNT
                                          ------------------   ------------------
INVESTMENT INCOME:
      Dividends.........................  $            4,847   $      151,181,125
                                          ------------------   ------------------
EXPENSES:
      Mortality and expense risk
        charges.........................          42,464,659           94,479,433
      Administrative charges............           9,055,833           17,707,187
                                          ------------------   ------------------
        Total expenses..................          51,520,492          112,186,620
                                          ------------------   ------------------
          Net investment income (loss)..        (51,515,645)           38,994,505
                                          ------------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions.......                  --                   --
      Realized gains (losses) on sale of
        investments.....................                  --           19,597,212
                                          ------------------   ------------------
          Net realized gains (losses)...                  --           19,597,212
                                          ------------------   ------------------
      Change in unrealized gains (losses)
        on investments..................         424,121,430          737,960,714
                                          ------------------   ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments..................         424,121,430          757,557,926
                                          ------------------   ------------------
      Net increase (decrease) in net assets
        resulting from operations.......  $      372,605,785   $      796,552,431
                                          ==================   ==================

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period November 12, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2012



                                              MIST METLIFE         MIST METLIFE         MIST METLIFE      MIST METLIFE MULTI-
                                           DEFENSIVE STRATEGY     GROWTH STRATEGY     MODERATE STRATEGY   INDEX TARGETED RISK
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT (c)
                                           ------------------   ------------------   ------------------   -------------------
INVESTMENT INCOME:
      Dividends.........................   $       64,278,964   $       85,017,566   $       92,367,939   $               --
                                           ------------------   ------------------   ------------------   -------------------
EXPENSES:
      Mortality and expense risk
        charges.........................           30,590,232           70,733,509           46,497,387                6,473
      Administrative charges............            5,709,716           12,902,206            8,739,289                1,505
                                           ------------------   ------------------   ------------------   -------------------
        Total expenses..................           36,299,948           83,635,715           55,236,676                7,978
                                           ------------------   ------------------   ------------------   -------------------
          Net investment income (loss)..           27,979,016            1,381,851           37,131,263              (7,978)
                                           ------------------   ------------------   ------------------   -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions.......           19,576,053                   --                   --                   --
      Realized gains (losses) on sale of
        investments.....................           21,032,298         (22,087,133)           22,204,509                   --
                                           ------------------   ------------------   ------------------   -------------------
          Net realized gains (losses)...           40,608,351         (22,087,133)           22,204,509                   --
                                           ------------------   ------------------   ------------------   -------------------
      Change in unrealized gains (losses)
        on investments..................          131,200,155          680,222,228          287,329,954               89,193
                                           ------------------   ------------------   ------------------   -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments..................          171,808,506          658,135,095          309,534,463               89,193
                                           ------------------   ------------------   ------------------   -------------------
      Net increase (decrease) in net assets
        resulting from operations.......   $      199,787,522   $      659,516,946   $      346,665,726   $           81,215
                                           ==================   ==================   ==================   ===================

                                                                       MIST
                                            MIST MFS EMERGING      MFS RESEARCH                           MIST MORGAN STANLEY
                                             MARKETS EQUITY        INTERNATIONAL      MIST MLA MID CAP      MID CAP GROWTH
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                           ------------------   ------------------   ------------------   -------------------
INVESTMENT INCOME:
      Dividends.........................   $        3,142,052   $        5,662,946   $          588,071   $               --
                                           ------------------   ------------------   ------------------   -------------------
EXPENSES:
      Mortality and expense risk
        charges.........................            5,478,722            4,076,592            1,976,237            1,697,688
      Administrative charges............            1,049,667              727,503              356,837              346,061
                                           ------------------   ------------------   ------------------   -------------------
        Total expenses..................            6,528,389            4,804,095            2,333,074            2,043,749
                                           ------------------   ------------------   ------------------   -------------------
          Net investment income (loss)..          (3,386,337)              858,851          (1,745,003)          (2,043,749)
                                           ------------------   ------------------   ------------------   -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions.......                   --                   --                   --                   --
      Realized gains (losses) on sale of
        investments.....................            1,870,263          (3,635,460)            (691,263)              158,086
                                           ------------------   ------------------   ------------------   -------------------
          Net realized gains (losses)...            1,870,263          (3,635,460)            (691,263)              158,086
                                           ------------------   ------------------   ------------------   -------------------
      Change in unrealized gains (losses)
        on investments..................           66,406,442           44,865,003            6,558,042           10,495,708
                                           ------------------   ------------------   ------------------   -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments..................           68,276,705           41,229,543            5,866,779           10,653,794
                                           ------------------   ------------------   ------------------   -------------------
      Net increase (decrease) in net assets
        resulting from operations.......   $       64,890,368   $       42,088,394   $        4,121,776   $        8,610,045
                                           ==================   ==================   ==================   ===================

                                                  MIST
                                             PIMCO INFLATION           MIST
                                             PROTECTED BOND     PIMCO TOTAL RETURN
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                           ------------------   ------------------
INVESTMENT INCOME:
      Dividends.........................   $       30,234,230   $       68,713,635
                                           ------------------   ------------------
EXPENSES:
      Mortality and expense risk
        charges.........................           13,473,288           29,274,123
      Administrative charges............            2,512,344            5,373,261
                                           ------------------   ------------------
        Total expenses..................           15,985,632           34,647,384
                                           ------------------   ------------------
          Net investment income (loss)..           14,248,598           34,066,251
                                           ------------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions.......           59,455,538                   --
      Realized gains (losses) on sale of
        investments.....................            4,114,367            8,990,391
                                           ------------------   ------------------
          Net realized gains (losses)...           63,569,905            8,990,391
                                           ------------------   ------------------
      Change in unrealized gains (losses)
        on investments..................          (6,836,618)          116,050,383
                                           ------------------   ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments..................           56,733,287          125,040,774
                                           ------------------   ------------------
      Net increase (decrease) in net assets
        resulting from operations.......   $       70,981,885   $      159,107,025
                                           ==================   ==================

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period November 12, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2012


                                                  MIST             MIST PIONEER         MIST PYRAMIS           MIST RCM
                                              PIONEER FUND       STRATEGIC INCOME     GOVERNMENT INCOME       TECHNOLOGY
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                           ------------------   ------------------   ------------------   ------------------
INVESTMENT INCOME:
      Dividends.........................   $        2,890,360   $       33,788,475   $          109,409   $               --
                                           ------------------   ------------------   ------------------   ------------------
EXPENSES:
      Mortality and expense risk
        charges.........................            2,277,997            8,177,469            8,432,644            1,532,613
      Administrative charges............              500,487            1,792,268            1,794,575              275,967
                                           ------------------   ------------------   ------------------   ------------------
        Total expenses..................            2,778,484            9,969,737           10,227,219            1,808,580
                                           ------------------   ------------------   ------------------   ------------------
          Net investment income (loss)..              111,876           23,818,738         (10,117,810)          (1,808,580)
                                           ------------------   ------------------   ------------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions.......                   --            2,600,932              855,156           13,512,734
      Realized gains (losses) on sale of
        investments.....................              453,975              600,717              635,217              884,785
                                           ------------------   ------------------   ------------------   ------------------
          Net realized gains (losses)...              453,975            3,201,649            1,490,373           14,397,519
                                           ------------------   ------------------   ------------------   ------------------
      Change in unrealized gains (losses)
        on investments..................           15,646,585           39,967,597           18,800,148          (2,444,044)
                                           ------------------   ------------------   ------------------   ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments..................           16,100,560           43,169,246           20,290,521           11,953,475
                                           ------------------   ------------------   ------------------   ------------------
      Net increase (decrease) in net assets
        resulting from operations.......   $       16,212,436   $       66,987,984   $       10,172,711   $       10,144,895
                                           ==================   ==================   ==================   ==================

                                             MIST SCHRODERS      MIST SSGA GROWTH         MIST SSGA       MIST T. ROWE PRICE
                                           GLOBAL MULTI-ASSET     AND INCOME ETF         GROWTH ETF         LARGE CAP VALUE
                                             SUB-ACCOUNT (b)        SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                           ------------------   ------------------   ------------------   ------------------
INVESTMENT INCOME:
      Dividends.........................   $        1,376,974   $       35,751,468   $        8,740,093   $        7,975,067
                                           ------------------   ------------------   ------------------   ------------------
EXPENSES:
      Mortality and expense risk
        charges.........................              722,768           18,916,463            5,790,822            7,231,115
      Administrative charges............              154,090            3,743,643            1,119,592              940,886
                                           ------------------   ------------------   ------------------   ------------------
        Total expenses..................              876,858           22,660,106            6,910,414            8,172,001
                                           ------------------   ------------------   ------------------   ------------------
          Net investment income (loss)..              500,116           13,091,362            1,829,679            (196,934)
                                           ------------------   ------------------   ------------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions.......            3,101,742           33,344,539           16,359,157                   --
      Realized gains (losses) on sale of
        investments.....................                   --            8,791,575            6,997,295          (4,291,658)
                                           ------------------   ------------------   ------------------   ------------------
          Net realized gains (losses)...            3,101,742           42,136,114           23,356,452          (4,291,658)
                                           ------------------   ------------------   ------------------   ------------------
      Change in unrealized gains (losses)
        on investments..................            3,115,131           98,280,740           28,469,195           84,038,159
                                           ------------------   ------------------   ------------------   ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments..................            6,216,873          140,416,854           51,825,647           79,746,501
                                           ------------------   ------------------   ------------------   ------------------
      Net increase (decrease) in net assets
        resulting from operations.......   $        6,716,989   $      153,508,216   $       53,655,326   $       79,549,567
                                           ==================   ==================   ==================   ==================

                                           MIST T. ROWE PRICE    MIST THIRD AVENUE
                                             MID CAP GROWTH       SMALL CAP VALUE
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                           ------------------   ------------------
INVESTMENT INCOME:
      Dividends.........................   $               --   $               --
                                           ------------------   ------------------
EXPENSES:
      Mortality and expense risk
        charges.........................            6,261,213            4,133,855
      Administrative charges............            1,169,432              740,458
                                           ------------------   ------------------
        Total expenses..................            7,430,645            4,874,313
                                           ------------------   ------------------
          Net investment income (loss)..          (7,430,645)          (4,874,313)
                                           ------------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions.......           60,233,873                   --
      Realized gains (losses) on sale of
        investments.....................            5,891,917            4,677,378
                                           ------------------   ------------------
          Net realized gains (losses)...           66,125,790            4,677,378
                                           ------------------   ------------------
      Change in unrealized gains (losses)
        on investments..................          (7,225,269)           44,432,620
                                           ------------------   ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments..................           58,900,521           49,109,998
                                           ------------------   ------------------
      Net increase (decrease) in net assets
        resulting from operations.......   $       51,469,876   $       44,235,685
                                           ==================   ==================

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period November 12, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2012


                                                                                                            MSF BARCLAYS
                                              MIST TURNER        MIST VAN KAMPEN    MSF BAILLIE GIFFORD   CAPITAL AGGREGATE
                                            MID CAP GROWTH          COMSTOCK        INTERNATIONAL STOCK      BOND INDEX
                                              SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                          ------------------   ------------------   -------------------  ------------------
INVESTMENT INCOME:
      Dividends.........................  $               --   $        3,733,509   $           30,939   $        4,952,106
                                          ------------------   ------------------   -------------------  ------------------
EXPENSES:
      Mortality and expense risk
        charges.........................           1,151,839            3,697,609               37,590            1,870,526
      Administrative charges............             211,878              765,755                6,482              338,409
                                          ------------------   ------------------   -------------------  ------------------
        Total expenses..................           1,363,717            4,463,364               44,072            2,208,935
                                          ------------------   ------------------   -------------------  ------------------
          Net investment income (loss)..         (1,363,717)            (729,855)             (13,133)            2,743,171
                                          ------------------   ------------------   -------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions.......          13,978,901                   --                   --                   --
      Realized gains (losses) on sale of
        investments.....................             109,127            5,346,575            (385,254)              313,783
                                          ------------------   ------------------   -------------------  ------------------
          Net realized gains (losses)...          14,088,028            5,346,575            (385,254)              313,783
                                          ------------------   ------------------   -------------------  ------------------
      Change in unrealized gains (losses)
        on investments..................         (9,017,076)           43,146,332              847,778            (228,315)
                                          ------------------   ------------------   -------------------  ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments..................           5,070,952           48,492,907              462,524               85,468
                                          ------------------   ------------------   -------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations.......  $        3,707,235   $       47,763,052   $          449,391   $        2,828,639
                                          ==================   ==================   ===================  ==================

                                                                                       MSF BLACKROCK
                                             MSF BLACKROCK        MSF BLACKROCK      LEGACY LARGE CAP      MSF BLACKROCK
                                              BOND INCOME        LARGE CAP VALUE          GROWTH           MONEY MARKET
                                              SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
                                          ------------------   ------------------   ------------------  -------------------
INVESTMENT INCOME:
      Dividends.........................  $        1,325,629   $           48,132   $           39,629  $                --
                                          ------------------   ------------------   ------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges.........................             787,666               40,142              176,442            7,617,573
      Administrative charges............             116,816                   --               27,397            1,418,834
                                          ------------------   ------------------   ------------------  -------------------
        Total expenses..................             904,482               40,142              203,839            9,036,407
                                          ------------------   ------------------   ------------------  -------------------
          Net investment income (loss)..             421,147                7,990            (164,210)          (9,036,407)
                                          ------------------   ------------------   ------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions.......             335,287              468,825                   --                   --
      Realized gains (losses) on sale of
        investments.....................             275,201             (81,288)              625,272                   --
                                          ------------------   ------------------   ------------------  -------------------
          Net realized gains (losses)...             610,488              387,537              625,272                   --
                                          ------------------   ------------------   ------------------  -------------------
      Change in unrealized gains (losses)
        on investments..................           1,764,307             (36,111)            1,002,738                   --
                                          ------------------   ------------------   ------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments..................           2,374,795              351,426            1,628,010                   --
                                          ------------------   ------------------   ------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations.......  $        2,795,942   $          359,416   $        1,463,800  $       (9,036,407)
                                          ==================   ==================   ==================  ===================


                                               MSF DAVIS             MSF FI
                                             VENTURE VALUE        VALUE LEADERS
                                              SUB-ACCOUNT          SUB-ACCOUNT
                                          ------------------   ------------------
INVESTMENT INCOME:
      Dividends.........................  $        4,360,068   $           57,520
                                          ------------------   ------------------
EXPENSES:
      Mortality and expense risk
        charges.........................           8,280,525               77,806
      Administrative charges............           1,500,061               12,773
                                          ------------------   ------------------
        Total expenses..................           9,780,586               90,579
                                          ------------------   ------------------
          Net investment income (loss)..         (5,420,518)             (33,059)
                                          ------------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions.......                  --                   --
      Realized gains (losses) on sale of
        investments.....................          16,667,444             (59,964)
                                          ------------------   ------------------
          Net realized gains (losses)...          16,667,444             (59,964)
                                          ------------------   ------------------
      Change in unrealized gains (losses)
        on investments..................          50,920,457              720,622
                                          ------------------   ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments..................          67,587,901              660,658
                                          ------------------   ------------------
      Net increase (decrease) in net assets
        resulting from operations.......  $       62,167,383   $          627,599
                                          ==================   ==================

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period November 12, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2012



                                                   MSF           MSF LOOMIS SAYLES    MSF LOOMIS SAYLES      MSF MET/ARTISAN
                                             JENNISON GROWTH      SMALL CAP CORE      SMALL CAP GROWTH        MID CAP VALUE
                                               SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT (b)         SUB-ACCOUNT
                                           ------------------   ------------------   -------------------   ------------------
INVESTMENT INCOME:
      Dividends..........................  $           43,984   $               --   $                --   $        1,774,251
                                           ------------------   ------------------   -------------------   ------------------
EXPENSES:
      Mortality and expense risk
        charges..........................           5,765,036              175,394                    86            3,031,412
      Administrative charges.............           1,045,030               29,334                    23              520,458
                                           ------------------   ------------------   -------------------   ------------------
        Total expenses...................           6,810,066              204,728                   109            3,551,870
                                           ------------------   ------------------   -------------------   ------------------
          Net investment income (loss)...         (6,766,082)            (204,728)                 (109)          (1,777,619)
                                           ------------------   ------------------   -------------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions........          50,843,572              294,770                    --                   --
      Realized gains (losses) on sale of
        investments......................           1,401,403              292,010                     1          (3,905,883)
                                           ------------------   ------------------   -------------------   ------------------
          Net realized gains (losses)....          52,244,975              586,780                     1          (3,905,883)
                                           ------------------   ------------------   -------------------   ------------------
      Change in unrealized gains (losses)
        on investments...................        (18,349,887)              882,105                 1,023           26,191,820
                                           ------------------   ------------------   -------------------   ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments...................          33,895,088            1,468,885                 1,024           22,285,937
                                           ------------------   ------------------   -------------------   ------------------
      Net increase (decrease) in net assets
        resulting from operations........  $       27,129,006   $        1,264,157   $               915   $       20,508,318
                                           ==================   ==================   ===================   ==================

                                            MSF MET/DIMENSIONAL      MSF METLIFE          MSF METLIFE
                                            INTERNATIONAL SMALL     CONSERVATIVE        CONSERVATIVE TO        MSF METLIFE
                                                  COMPANY            ALLOCATION       MODERATE ALLOCATION  MID CAP STOCK INDEX
                                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                           --------------------  ------------------   -------------------  -------------------
INVESTMENT INCOME:
      Dividends..........................  $         1,111,270   $          319,072   $          213,285   $          693,244
                                           --------------------  ------------------   -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges..........................              682,640              141,780              109,543            1,111,891
      Administrative charges.............              127,190               24,512               18,171              153,970
                                           --------------------  ------------------   -------------------  -------------------
        Total expenses...................              809,830              166,292              127,714            1,265,861
                                           --------------------  ------------------   -------------------  -------------------
          Net investment income (loss)...              301,440              152,780               85,571            (572,617)
                                           --------------------  ------------------   -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions........            4,722,023              265,192               23,075            3,671,540
      Realized gains (losses) on sale of
        investments......................            (731,587)              228,751               99,687              699,396
                                           --------------------  ------------------   -------------------  -------------------
          Net realized gains (losses)....            3,990,436              493,943              122,762            4,370,936
                                           --------------------  ------------------   -------------------  -------------------
      Change in unrealized gains (losses)
        on investments...................            3,392,556               57,363              444,706            8,138,980
                                           --------------------  ------------------   -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments...................            7,382,992              551,306              567,468           12,509,916
                                           --------------------  ------------------   -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations........  $         7,684,432   $          704,086   $          653,039   $       11,937,299
                                           ====================  ==================   ===================  ===================

                                                                     MSF METLIFE
                                               MSF METLIFE           MODERATE TO
                                           MODERATE ALLOCATION  AGGRESSIVE ALLOCATION
                                               SUB-ACCOUNT           SUB-ACCOUNT
                                           -------------------  ---------------------
INVESTMENT INCOME:
      Dividends..........................  $         1,029,770  $           973,951
                                           -------------------  ---------------------
EXPENSES:
      Mortality and expense risk
        charges..........................              644,014              758,317
      Administrative charges.............              108,293              128,233
                                           -------------------  ---------------------
        Total expenses...................              752,307              886,550
                                           -------------------  ---------------------
          Net investment income (loss)...              277,463               87,401
                                           -------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions........                   --                   --
      Realized gains (losses) on sale of
        investments......................              338,723             (18,329)
                                           -------------------  ---------------------
          Net realized gains (losses)....              338,723             (18,329)
                                           -------------------  ---------------------
      Change in unrealized gains (losses)
        on investments...................            3,990,206            6,305,708
                                           -------------------  ---------------------
      Net realized and change in
        unrealized gains (losses)
        on investments...................            4,328,929            6,287,379
                                           -------------------  ---------------------
      Net increase (decrease) in net assets
        resulting from operations........  $         4,606,392  $         6,374,780
                                           ===================  =====================

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period November 12, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2012



                                               MSF METLIFE              MSF                  MSF                MSF MSCI
                                               STOCK INDEX       MFS TOTAL RETURN         MFS VALUE            EAFE INDEX
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                           ------------------   ------------------   ------------------   -------------------
INVESTMENT INCOME:
      Dividends..........................  $        6,308,984   $          999,550   $          914,966   $         2,177,079
                                           ------------------   ------------------   ------------------   -------------------
EXPENSES:
      Mortality and expense risk
        charges..........................           6,007,284              508,431              698,498               973,324
      Administrative charges.............             878,425               66,257              102,173               149,032
                                           ------------------   ------------------   ------------------   -------------------
        Total expenses...................           6,885,709              574,688              800,671             1,122,356
                                           ------------------   ------------------   ------------------   -------------------
          Net investment income (loss)...           (576,725)              424,862              114,295             1,054,723
                                           ------------------   ------------------   ------------------   -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions........           2,812,721                   --              651,999                    --
      Realized gains (losses) on sale of
        investments......................          14,175,505            (156,072)              485,912             (680,643)
                                           ------------------   ------------------   ------------------   -------------------
          Net realized gains (losses)....          16,988,226            (156,072)            1,137,911             (680,643)
                                           ------------------   ------------------   ------------------   -------------------
      Change in unrealized gains (losses)
        on investments...................          36,899,374            3,058,830            5,105,739            11,210,227
                                           ------------------   ------------------   ------------------   -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments...................          53,887,600            2,902,758            6,243,650            10,529,584
                                           ------------------   ------------------   ------------------   -------------------
      Net increase (decrease) in net assets
        resulting from operations........  $       53,310,875   $        3,327,620   $        6,357,945   $        11,584,307
                                           ==================   ==================   ==================   ===================


                                              MSF NEUBERGER        MSF OPPENHEIMER            MSF           MSF T. ROWE PRICE
                                             BERMAN GENESIS         GLOBAL EQUITY     RUSSELL 2000 INDEX    LARGE CAP GROWTH
                                               SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                           ------------------   -------------------   ------------------   ------------------
INVESTMENT INCOME:
      Dividends..........................  $           39,229   $           135,256   $          667,163   $               --
                                           ------------------   -------------------   ------------------   ------------------
EXPENSES:
      Mortality and expense risk
        charges..........................             159,754               118,547              991,971               22,430
      Administrative charges.............               3,780                24,205              164,597                4,132
                                           ------------------   -------------------   ------------------   ------------------
        Total expenses...................             163,534               142,752            1,156,568               26,562
                                           ------------------   -------------------   ------------------   ------------------
          Net investment income (loss)...           (124,305)               (7,496)            (489,405)             (26,562)
                                           ------------------   -------------------   ------------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions........                  --                    --                   --                   --
      Realized gains (losses) on sale of
        investments......................           (160,855)                25,191            3,012,181              134,449
                                           ------------------   -------------------   ------------------   ------------------
          Net realized gains (losses)....           (160,855)                25,191            3,012,181              134,449
                                           ------------------   -------------------   ------------------   ------------------
      Change in unrealized gains (losses)
        on investments...................           1,235,418             1,707,146            8,632,997              129,142
                                           ------------------   -------------------   ------------------   ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments...................           1,074,563             1,732,337           11,645,178              263,591
                                           ------------------   -------------------   ------------------   ------------------
      Net increase (decrease) in net assets
        resulting from operations........  $          950,258   $         1,724,841   $       11,155,773   $          237,029
                                           ==================   ===================   ==================   ==================

                                                                    MSF VAN ECK
                                            MSF T. ROWE PRICE     GLOBAL NATURAL
                                            SMALL CAP GROWTH         RESOURCES
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                           ------------------   ------------------
INVESTMENT INCOME:
      Dividends..........................  $               --   $               --
                                           ------------------   ------------------
EXPENSES:
      Mortality and expense risk
        charges..........................             109,522            1,454,758
      Administrative charges.............              11,136              280,503
                                           ------------------   ------------------
        Total expenses...................             120,658            1,735,261
                                           ------------------   ------------------
          Net investment income (loss)...           (120,658)          (1,735,261)
                                           ------------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions........             763,816            7,796,267
      Realized gains (losses) on sale of
        investments......................             344,280          (2,357,843)
                                           ------------------   ------------------
          Net realized gains (losses)....           1,108,096            5,438,424
                                           ------------------   ------------------
      Change in unrealized gains (losses)
        on investments...................              44,932          (1,471,349)
                                           ------------------   ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments...................           1,153,028            3,967,075
                                           ------------------   ------------------
      Net increase (decrease) in net assets
        resulting from operations........  $        1,032,370   $        2,231,814
                                           ==================   ==================

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period November 12, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2012


                                           MSF WESTERN ASSET                                              OPPENHEIMER VA
                                              MANAGEMENT            NEUBERGER        OPPENHEIMER VA      GLOBAL STRATEGIC
                                            U.S. GOVERNMENT      BERMAN GENESIS         CORE BOND             INCOME
                                              SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                          ------------------   ------------------  ------------------   ------------------
INVESTMENT INCOME:
      Dividends.........................  $        5,537,253   $               17  $              444   $              259
                                          ------------------   ------------------  ------------------   ------------------
EXPENSES:
      Mortality and expense risk
        charges.........................           3,660,705                   69                 133                   60
      Administrative charges............             753,743                   --                  --                   --
                                          ------------------   ------------------  ------------------   ------------------
        Total expenses..................           4,414,448                   69                 133                   60
                                          ------------------   ------------------  ------------------   ------------------
          Net investment income (loss)..           1,122,805                 (52)                 311                  199
                                          ------------------   ------------------  ------------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions.......                  --                  324                  --                   48
      Realized gains (losses) on sale of
        investments.....................             531,096                   24               (598)                    6
                                          ------------------   ------------------  ------------------   ------------------
          Net realized gains (losses)...             531,096                  348               (598)                   54
                                          ------------------   ------------------  ------------------   ------------------
      Change in unrealized gains (losses)
        on investments..................           2,934,349                  363               1,084                  229
                                          ------------------   ------------------  ------------------   ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments..................           3,465,445                  711                 486                  283
                                          ------------------   ------------------  ------------------   ------------------
      Net increase (decrease) in net assets
        resulting from operations.......  $        4,588,250   $              659  $              797   $              482
                                          ==================   ==================  ==================   ==================

                                            OPPENHEIMER VA
                                              MAIN STREET       OPPENHEIMER VA       OPPENHEIMER VA         PIONEER VCT
                                           SMALL- & MID-CAP       MAIN STREET             MONEY          EMERGING MARKETS
                                              SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                          -----------------   ------------------   ------------------   ------------------
INVESTMENT INCOME:
      Dividends.........................  $         297,283   $              810   $               11   $            1,734
                                          -----------------   ------------------   ------------------   ------------------
EXPENSES:
      Mortality and expense risk
        charges.........................            999,254                1,322                1,601               11,241
      Administrative charges............            226,501                   --                   --                2,051
                                          -----------------   ------------------   ------------------   ------------------
        Total expenses..................          1,225,755                1,322                1,601               13,292
                                          -----------------   ------------------   ------------------   ------------------
          Net investment income (loss)..          (928,472)                (512)              (1,590)             (11,558)
                                          -----------------   ------------------   ------------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions.......                 --                   --                   --               25,653
      Realized gains (losses) on sale of
        investments.....................          1,063,609                4,748                   --                (375)
                                          -----------------   ------------------   ------------------   ------------------
          Net realized gains (losses)...          1,063,609                4,748                   --               25,278
                                          -----------------   ------------------   ------------------   ------------------
      Change in unrealized gains (losses)
        on investments..................         13,086,051               10,567                   --               54,203
                                          -----------------   ------------------   ------------------   ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments..................         14,149,660               15,315                   --               79,481
                                          -----------------   ------------------   ------------------   ------------------
      Net increase (decrease) in net assets
        resulting from operations.......  $      13,221,188   $           14,803   $          (1,590)   $           67,923
                                          =================   ==================   ==================   ==================


                                             PIONEER VCT          PIONEER VCT
                                            EQUITY INCOME      FUNDAMENTAL VALUE
                                             SUB-ACCOUNT          SUB-ACCOUNT
                                          -----------------   ------------------
INVESTMENT INCOME:
      Dividends.........................  $          20,238   $           20,927
                                          -----------------   ------------------
EXPENSES:
      Mortality and expense risk
        charges.........................              7,625               26,883
      Administrative charges............              1,300                5,350
                                          -----------------   ------------------
        Total expenses..................              8,925               32,233
                                          -----------------   ------------------
          Net investment income (loss)..             11,313             (11,306)
                                          -----------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions.......                 --                   --
      Realized gains (losses) on sale of
        investments.....................              4,300               39,918
                                          -----------------   ------------------
          Net realized gains (losses)...              4,300               39,918
                                          -----------------   ------------------
      Change in unrealized gains (losses)
        on investments..................             22,355              154,904
                                          -----------------   ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments..................             26,655              194,822
                                          -----------------   ------------------
      Net increase (decrease) in net assets
        resulting from operations.......  $          37,968   $          183,516
                                          =================   ==================

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period November 12, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONCLUDED)
                    FOR THE YEAR ENDED DECEMBER 31, 2012


                                           PIONEER VCT IBBOTSON PIONEER VCT IBBOTSON      PIONEER VCT           PIONEER VCT
                                             GROWTH ALLOCATION   MODERATE ALLOCATION     MID CAP VALUE      REAL ESTATE SHARES
                                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                           -------------------- --------------------  -------------------   ------------------
INVESTMENT INCOME:
      Dividends..........................  $           325,307   $          684,817   $           449,587   $            5,682
                                           -------------------- --------------------  -------------------   ------------------
EXPENSES:
      Mortality and expense risk
        charges..........................              259,801              359,786               622,924                3,748
      Administrative charges.............               46,487               69,779               134,754                  669
                                           -------------------- --------------------  -------------------   ------------------
        Total expenses...................              306,288              429,565               757,678                4,417
                                           -------------------- --------------------  -------------------   ------------------
          Net investment income (loss)...               19,019              255,252             (308,091)                1,265
                                           -------------------- --------------------  -------------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions........                   --                   --                    --                   --
      Realized gains (losses) on sale of
        investments......................              369,421              292,055              (22,002)               26,262
                                           -------------------- --------------------  -------------------   ------------------
          Net realized gains (losses)....              369,421              292,055              (22,002)               26,262
                                           -------------------- --------------------  -------------------   ------------------
      Change in unrealized gains (losses)
        on investments...................            1,375,293            2,023,933             4,990,668                8,731
                                           -------------------- --------------------  -------------------   ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments...................            1,744,714            2,315,988             4,968,666               34,993
                                           -------------------- --------------------  -------------------   ------------------
      Net increase (decrease) in net assets
        resulting from operations........  $         1,763,733   $        2,571,240   $         4,660,575   $           36,258
                                           ==================== ====================  ===================   ==================

                                               T. ROWE PRICE        T. ROWE PRICE        T. ROWE PRICE
                                               GROWTH STOCK      INTERNATIONAL STOCK     PRIME RESERVE     UIF U.S. REAL ESTATE
                                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                           -------------------   -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends..........................  $            11,849   $            8,321   $                97   $          727,658
                                           -------------------   -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges..........................               59,272                6,155                 7,976            1,018,260
      Administrative charges.............                   --                   --                    --              214,880
                                           -------------------   -------------------  -------------------  --------------------
        Total expenses...................               59,272                6,155                 7,976            1,233,140
                                           -------------------   -------------------  -------------------  --------------------
          Net investment income (loss)...             (47,423)                2,166               (7,879)            (505,482)
                                           -------------------   -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions........                   --                   --                    --                   --
      Realized gains (losses) on sale of
        investments......................              237,825              (5,645)                    --            (531,267)
                                           -------------------   -------------------  -------------------  --------------------
          Net realized gains (losses)....              237,825              (5,645)                    --            (531,267)
                                           -------------------   -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments...................              849,311              113,047                    --           11,927,777
                                           -------------------   -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments...................            1,087,136              107,402                    --           11,396,510
                                           -------------------   -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations........  $         1,039,713   $          109,568   $           (7,879)   $       10,891,028
                                           ===================   ===================  ===================  ====================

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period November 12, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
                     STATEMENTS OF CHANGES IN NET ASSETS
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011




                                      ALGER SMALL CAP GROWTH              AMERICAN FUNDS BOND
                                            SUB-ACCOUNT                       SUB-ACCOUNT
                                 --------------------------------- ---------------------------------
                                       2012             2011             2012             2011
                                 ---------------  ---------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss). $     (722,308)  $      (758,722) $      1,653,836 $      2,043,442
   Net realized gains (losses)..      11,906,761           589,725          253,909          133,811
   Change in unrealized gains
     (losses) on investments....     (5,650,965)       (2,252,972)        2,948,249        2,454,102
                                 ---------------  ---------------- ---------------- ----------------
     Net increase (decrease)
       in net assets resulting
       from operations..........       5,533,488       (2,421,969)        4,855,994        4,631,355
                                 ---------------  ---------------- ---------------- ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.......       1,749,806         2,195,218       21,553,499       26,822,933
   Net transfers (including fixed
     account)...................     (2,146,454)       (2,247,756)        6,190,229        5,124,082
   Contract charges.............         (8,644)           (9,537)      (1,049,405)        (691,655)
   Transfers for contract benefits
     and terminations...........     (4,042,118)       (4,301,291)      (9,034,568)      (5,392,500)
                                 ---------------  ---------------- ---------------- ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions....     (4,447,410)       (4,363,366)       17,659,755       25,862,860
                                 ---------------  ---------------- ---------------- ----------------
     Net increase (decrease)
       in net assets............       1,086,078       (6,785,335)       22,515,749       30,494,215
NET ASSETS:
   Beginning of year............      51,540,007        58,325,342      116,697,267       86,203,052
                                 ---------------  ---------------- ---------------- ----------------
   End of year.................. $    52,626,085  $     51,540,007 $    139,213,016 $    116,697,267
                                 ===============  ================ ================ ================

                                                                           AMERICAN FUNDS
                                  AMERICAN FUNDS GLOBAL GROWTH       GLOBAL SMALL CAPITALIZATION         AMERICAN FUNDS GROWTH
                                           SUB-ACCOUNT                       SUB-ACCOUNT                      SUB-ACCOUNT
                                 -------------------------------- -------------------------------- ---------------------------------
                                      2012             2011            2012              2011            2012             2011
                                 ---------------  --------------- ---------------  --------------- ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss). $   (1,236,453)  $     (261,336) $       (8,448)  $      (14,877) $   (4,250,325)  $    (5,010,575)
   Net realized gains (losses)..         425,004          139,485       (334,212)        (139,499)       1,880,290           744,451
   Change in unrealized gains
     (losses) on investments....      43,480,973     (21,700,254)      13,744,703     (18,293,274)      97,631,196      (30,897,273)
                                 ---------------  --------------- ---------------  --------------- ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations..........      42,669,524     (21,822,105)      13,402,043     (18,447,650)      95,261,161      (35,163,397)
                                 ---------------  --------------- ---------------  --------------- ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.......      31,342,210       38,770,989      12,386,247       19,626,995      88,690,008       115,426,011
   Net transfers (including fixed
     account)...................     (1,972,607)      (3,648,129)       1,926,520          398,603    (11,631,864)      (29,884,170)
   Contract charges.............     (1,839,723)      (1,345,286)       (658,312)        (427,554)     (5,467,039)       (4,084,418)
   Transfers for contract benefits
     and terminations...........    (19,364,261)     (13,936,933)     (5,472,040)      (4,931,431)    (47,623,908)      (37,670,320)
                                 ---------------  --------------- ---------------  --------------- ---------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions....       8,165,619       19,840,641       8,182,415       14,666,613      23,967,197        43,787,103
                                 ---------------  --------------- ---------------  --------------- ---------------  ----------------
     Net increase (decrease)
       in net assets............      50,835,143      (1,981,464)      21,584,458      (3,781,037)     119,228,358         8,623,706
NET ASSETS:
   Beginning of year............     200,460,185      202,441,649      76,801,888       80,582,925     577,437,630       568,813,924
                                 ---------------  --------------- ---------------  --------------- ---------------  ----------------
   End of year.................. $   251,295,328  $   200,460,185 $    98,386,346  $    76,801,888 $   696,665,988  $    577,437,630
                                 ===============  =============== ===============  =============== ===============  ================


                                   AMERICAN FUNDS GROWTH-INCOME           DWS I INTERNATIONAL
                                            SUB-ACCOUNT                       SUB-ACCOUNT
                                 --------------------------------- --------------------------------
                                       2012             2011             2012             2011
                                 ---------------- ---------------- ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss). $        406,074 $        261,058 $       135,664  $        91,330
   Net realized gains (losses)..          800,760        (342,536)       (950,927)        (869,544)
   Change in unrealized gains
     (losses) on investments....       41,809,198      (9,057,767)       3,633,463      (2,685,393)
                                 ---------------- ---------------- ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations..........       43,016,032      (9,139,245)       2,818,200      (3,463,607)
                                 ---------------- ---------------- ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.......       34,344,085       42,544,277         815,123          950,444
   Net transfers (including fixed
     account)...................      (9,765,377)      (5,609,275)       (890,959)      (1,144,150)
   Contract charges.............      (2,277,742)      (1,707,745)         (2,073)          (2,577)
   Transfers for contract benefits
     and terminations...........     (24,882,456)     (20,211,054)     (1,466,360)      (1,643,588)
                                 ---------------- ---------------- ---------------  ---------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions....      (2,581,490)       15,016,203     (1,544,269)      (1,839,871)
                                 ---------------- ---------------- ---------------  ---------------
     Net increase (decrease)
       in net assets............       40,434,542        5,876,958       1,273,931      (5,303,478)
NET ASSETS:
   Beginning of year............      272,388,909      266,511,951      15,659,285       20,962,763
                                 ---------------- ---------------- ---------------  ---------------
   End of year.................. $    312,823,451 $    272,388,909 $    16,933,216  $    15,659,285
                                 ================ ================ ===============  ===============


(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period May 2, 2011 to December 31, 2011.
(c) For the period April 30, 2012 to December 31, 2012.
(d) For the period November 12, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011



                                     FEDERATED HIGH INCOME BOND             FEDERATED KAUFMAN
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                  --------------------------------- ---------------------------------
                                        2012             2011             2012              2011
                                  ---------------  ---------------- ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).. $         2,033  $          2,191 $          (620)  $         (200)
   Net realized gains (losses)...           (596)              (29)            3,375              289
   Change in unrealized gains
     (losses) on investments.....           1,882           (1,062)            5,499         (11,209)
                                  ---------------  ---------------- ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations...........           3,319             1,100            8,254         (11,120)
                                  ---------------  ---------------- ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners........              --                --               --               --
   Net transfers (including fixed
     account)....................              --                --               --               --
   Contract charges..............              --                --               --               --
   Transfers for contract benefits
     and terminations............         (8,983)             (148)         (33,284)         (10,300)
                                  ---------------  ---------------- ----------------  ---------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions.....         (8,983)             (148)         (33,284)         (10,300)
                                  ---------------  ---------------- ----------------  ---------------
     Net increase (decrease)
       in net assets.............         (5,664)               952         (25,030)         (21,420)
NET ASSETS:
   Beginning of year.............          30,572            29,620           58,454           79,874
                                  ---------------  ---------------- ----------------  ---------------
   End of year................... $        24,908  $         30,572 $         33,424  $        58,454
                                  ===============  ================ ================  ===============


                                     FIDELITY VIP ASSET MANAGER          FIDELITY VIP CONTRAFUND
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                  --------------------------------- ---------------------------------
                                        2012             2011             2012             2011
                                  ---------------- ---------------- ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).. $        116,307 $        511,945 $       (6,154)  $    (1,296,078)
   Net realized gains (losses)...          304,655        (114,708)       2,083,421           324,914
   Change in unrealized gains
     (losses) on investments.....        8,735,876      (3,867,894)      56,443,738      (14,734,080)
                                  ---------------- ---------------- ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations...........        9,156,838      (3,470,657)      58,521,005      (15,705,244)
                                  ---------------- ---------------- ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners........        2,107,703        2,242,677      63,383,760        66,896,925
   Net transfers (including fixed
     account)....................      (3,535,616)      (2,633,327)     (8,285,062)      (11,240,997)
   Contract charges..............         (13,367)         (15,697)     (2,022,747)       (1,174,938)
   Transfers for contract benefits
     and terminations............      (9,146,543)     (10,836,548)    (29,010,195)      (29,990,377)
                                  ---------------- ---------------- ---------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions.....     (10,587,823)     (11,242,895)      24,065,756        24,490,613
                                  ---------------- ---------------- ---------------  ----------------
     Net increase (decrease)
       in net assets.............      (1,430,985)     (14,713,552)      82,586,761         8,785,369
NET ASSETS:
   Beginning of year.............       87,071,337      101,784,889     388,526,965       379,741,596
                                  ---------------- ---------------- ---------------  ----------------
   End of year................... $     85,640,352 $     87,071,337 $   471,113,726  $    388,526,965
                                  ================ ================ ===============  ================

                                                                       FIDELITY VIP
                                      FIDELITY VIP EQUITY-INCOME     FUNDSMANAGER 50%   FIDELITY VIP FUNDSMANAGER 60%
                                              SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
                                  ---------------------------------- ---------------- ---------------------------------
                                        2012              2011           2012 (a)          2012              2011
                                  ----------------  ---------------- ---------------- ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).. $         88,287  $         58,837 $      3,619,602 $  (14,844,402)  $        600,418
   Net realized gains (losses)...          240,155         (193,847)        1,127,805      16,912,548         5,666,461
   Change in unrealized gains
     (losses) on investments.....          493,771           111,818        (985,620)     273,609,789      (97,698,668)
                                  ----------------  ---------------- ---------------- ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations...........          822,213          (23,192)        3,761,787     275,677,935      (91,431,789)
                                  ----------------  ---------------- ---------------- ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners........           21,089            11,403          381,250         660,878           325,716
   Net transfers (including fixed
     account)....................        (148,657)         (133,527)      440,849,283     846,845,524     1,556,302,089
   Contract charges..............               --                --               --              --                --
   Transfers for contract benefits
     and terminations............        (661,322)         (715,517)      (1,169,235)   (118,152,514)      (50,193,438)
                                  ----------------  ---------------- ---------------- ---------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions.....        (788,890)         (837,641)      440,061,298     729,353,888     1,506,434,367
                                  ----------------  ---------------- ---------------- ---------------  ----------------
     Net increase (decrease)
       in net assets.............           33,323         (860,833)      443,823,085   1,005,031,823     1,415,002,578
NET ASSETS:
   Beginning of year.............        5,489,918         6,350,751               --   2,591,601,265     1,176,598,687
                                  ----------------  ---------------- ---------------- ---------------  ----------------
   End of year................... $      5,523,241  $      5,489,918 $    443,823,085 $ 3,596,633,088  $  2,591,601,265
                                  ================  ================ ================ ===============  ================

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period May 2, 2011 to December 31, 2011.
(c) For the period April 30, 2012 to December 31, 2012.
(d) For the period November 12, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011



                                        FIDELITY VIP GROWTH             FIDELITY VIP INDEX 500
                                            SUB-ACCOUNT                       SUB-ACCOUNT
                                 --------------------------------- ---------------------------------
                                       2012             2011             2012             2011
                                 ---------------- ---------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss). $    (1,080,859) $    (1,417,890) $        419,770 $        340,934
   Net realized gains (losses)..        1,666,126          884,027        1,679,198        1,978,834
   Change in unrealized gains
     (losses) on investments....       16,522,108        (550,967)        6,239,811      (1,800,840)
                                 ---------------- ---------------- ---------------- ----------------
     Net increase (decrease)
       in net assets resulting
       from operations..........       17,107,375      (1,084,830)        8,338,779          518,928
                                 ---------------- ---------------- ---------------- ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.......        4,112,950        4,613,592               --               --
   Net transfers (including fixed
     account)...................      (4,169,183)      (5,842,980)      (1,951,671)      (2,671,332)
   Contract charges.............         (23,334)         (26,150)         (24,093)         (26,798)
   Transfers for contract benefits
     and terminations...........     (12,203,205)     (13,070,427)      (5,440,312)      (6,260,083)
                                 ---------------- ---------------- ---------------- ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions....     (12,282,772)     (14,325,965)      (7,416,076)      (8,958,213)
                                 ---------------- ---------------- ---------------- ----------------
     Net increase (decrease)
       in net assets............        4,824,603     (15,410,795)          922,703      (8,439,285)
NET ASSETS:
   Beginning of year............      131,974,709      147,385,504       60,061,917       68,501,202
                                 ---------------- ---------------- ---------------- ----------------
   End of year.................. $    136,799,312 $    131,974,709 $     60,984,620 $     60,061,917
                                 ================ ================ ================ ================


                                      FIDELITY VIP MID CAP            FIDELITY VIP MONEY MARKET
                                           SUB-ACCOUNT                       SUB-ACCOUNT
                                 -------------------------------- ---------------------------------
                                      2012             2011             2012             2011
                                 ---------------  --------------- ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss). $   (2,734,101)  $   (2,971,340) $   (1,393,275)  $    (1,660,100)
   Net realized gains (losses)..      26,034,787          601,363              --                --
   Change in unrealized gains
     (losses) on investments....       9,833,446     (27,710,709)              --                --
                                 ---------------  --------------- ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations..........      33,134,132     (30,080,686)     (1,393,275)       (1,660,100)
                                 ---------------  --------------- ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.......      64,821,528       84,544,039   1,295,167,554     1,568,008,145
   Net transfers (including fixed
     account)...................       8,880,545        8,245,925 (1,289,660,954)   (1,556,656,184)
   Contract charges.............     (2,508,522)      (1,401,929)         (3,912)           (4,824)
   Transfers for contract benefits
     and terminations...........    (17,196,292)     (10,852,385)     (3,518,646)       (3,962,238)
                                 ---------------  --------------- ---------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions....      53,997,259       80,535,650       1,984,042         7,384,899
                                 ---------------  --------------- ---------------  ----------------
     Net increase (decrease)
       in net assets............      87,131,391       50,454,964         590,767         5,724,799
NET ASSETS:
   Beginning of year............     237,701,501      187,246,537      73,068,632        67,343,833
                                 ---------------  --------------- ---------------  ----------------
   End of year.................. $   324,832,892  $   237,701,501 $    73,659,399  $     73,068,632
                                 ===============  =============== ===============  ================


                                       FIDELITY VIP OVERSEAS       FTVIPT FRANKLIN INCOME SECURITIES
                                            SUB-ACCOUNT                       SUB-ACCOUNT
                                 --------------------------------- ---------------------------------
                                       2012             2011             2012             2011
                                 ---------------- ---------------- ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss). $         35,712 $          5,521 $     11,781,681  $     8,496,674
   Net realized gains (losses)..         (91,435)        (104,330)        (143,328)        (590,708)
   Change in unrealized gains
     (losses) on investments....          930,242        (960,730)       12,601,025      (6,749,757)
                                 ---------------- ---------------- ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations..........          874,519      (1,059,539)       24,239,378        1,156,209
                                 ---------------- ---------------- ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.......           98,285          103,836       38,977,808       45,663,083
   Net transfers (including fixed
     account)...................          (2,174)         (87,158)        6,367,446      (2,184,733)
   Contract charges.............             (60)             (67)      (1,667,113)      (1,049,154)
   Transfers for contract benefits
     and terminations...........        (393,725)        (559,156)     (21,364,327)     (13,522,903)
                                 ---------------- ---------------- ----------------  ---------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions....        (297,674)        (542,545)       22,313,814       28,906,293
                                 ---------------- ---------------- ----------------  ---------------
     Net increase (decrease)
       in net assets............          576,845      (1,602,084)       46,553,192       30,062,502
NET ASSETS:
   Beginning of year............        4,664,192        6,266,276      206,611,149      176,548,647
                                 ---------------- ---------------- ----------------  ---------------
   End of year.................. $      5,241,037 $      4,664,192 $    253,164,341  $   206,611,149
                                 ================ ================ ================  ===============

                                          FTVIPT FRANKLIN
                                    SMALL CAP VALUE SECURITIES
                                            SUB-ACCOUNT
                                 ---------------------------------
                                       2012             2011
                                 ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss). $      (382,615) $      (259,755)
   Net realized gains (losses)..           82,294          101,526
   Change in unrealized gains
     (losses) on investments....       11,355,727      (1,417,162)
                                 ---------------- ----------------
     Net increase (decrease)
       in net assets resulting
       from operations..........       11,055,406      (1,575,391)
                                 ---------------- ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.......       26,752,367       23,006,081
   Net transfers (including fixed
     account)...................          831,747        1,010,586
   Contract charges.............        (582,013)        (256,017)
   Transfers for contract benefits
     and terminations...........      (2,467,131)      (1,198,205)
                                 ---------------- ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions....       24,534,970       22,562,445
                                 ---------------- ----------------
     Net increase (decrease)
       in net assets............       35,590,376       20,987,054
NET ASSETS:
   Beginning of year............       50,705,697       29,718,643
                                 ---------------- ----------------
   End of year.................. $     86,296,073 $     50,705,697
                                 ================ ================

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period May 2, 2011 to December 31, 2011.
(c) For the period April 30, 2012 to December 31, 2012.
(d) For the period November 12, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011


                                                                               FTVIPT                           FTVIPT
                                 FTVIPT MUTUAL SHARES SECURITIES    TEMPLETON FOREIGN SECURITIES   TEMPLETON GLOBAL BOND SECURITIES
                                           SUB-ACCOUNT                       SUB-ACCOUNT                      SUB-ACCOUNT
                                 -------------------------------- -------------------------------- --------------------------------
                                      2012             2011             2012             2011            2012             2011
                                 --------------- ---------------- ---------------- --------------- ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)  $       828,209 $      1,169,609 $        905,498 $      (74,353) $     9,308,296  $     4,852,832
   Net realized gains (losses).        (351,542)        (500,071)        (666,651)       (516,658)         305,792        1,120,261
   Change in unrealized gains
     (losses) on investments...       14,415,530      (3,755,460)       11,238,272     (8,701,781)      12,966,460      (9,853,802)
                                 --------------- ---------------- ---------------- --------------- ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.........       14,892,197      (3,085,922)       11,477,119     (9,292,792)      22,580,548      (3,880,709)
                                 --------------- ---------------- ---------------- --------------- ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners......       13,759,082       20,541,859        6,029,850       9,125,144      55,695,235       61,416,989
   Net transfers (including fixed
     account)..................      (3,146,458)        (667,238)          396,235     (2,125,671)       8,138,828        (886,838)
   Contract charges............        (879,739)        (591,511)        (813,888)       (728,559)     (1,598,059)        (791,985)
   Transfers for contract benefits
     and terminations..........     (13,377,390)      (8,171,464)      (5,310,132)     (7,652,688)     (7,739,164)      (4,165,593)
                                 --------------- ---------------- ---------------- --------------- ---------------  ---------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions...      (3,644,505)       11,111,646          302,065     (1,381,774)      54,496,840       55,572,573
                                 --------------- ---------------- ---------------- --------------- ---------------  ---------------
     Net increase (decrease)
       in net assets...........       11,247,692        8,025,724       11,779,184    (10,674,566)      77,077,388       51,691,864
NET ASSETS:
   Beginning of year...........      118,532,870      110,507,146       69,009,193      79,683,759     139,986,041       88,294,177
                                 --------------- ---------------- ---------------- --------------- ---------------  ---------------
   End of year.................  $   129,780,562 $    118,532,870 $     80,788,377 $    69,009,193 $   217,063,429  $   139,986,041
                                 =============== ================ ================ =============== ===============  ===============


                                    INVESCO V.I. CORE EQUITY      INVESCO V.I. GLOBAL REAL ESTATE  INVESCO V.I. INTERNATIONAL GROWTH
                                           SUB-ACCOUNT                      SUB-ACCOUNT                       SUB-ACCOUNT
                                 -------------------------------- -------------------------------- ---------------------------------
                                      2012             2011            2012             2011             2012             2011
                                 ---------------  --------------- --------------- ---------------- ---------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)  $       (1,291)  $       (1,633) $     (159,936) $        343,942 $         51,882 $     (375,504)
   Net realized gains (losses).            9,182           11,751          14,912         (46,041)           76,597          32,969
   Change in unrealized gains
     (losses) on investments...           23,282         (11,037)       4,220,926      (1,422,533)       24,064,007    (12,319,548)
                                 ---------------  --------------- --------------- ---------------- ---------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.........           31,173            (919)       4,075,902      (1,124,632)       24,192,486    (12,662,083)
                                 ---------------  --------------- --------------- ---------------- ---------------- ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners......               --               --       6,088,001        6,005,892       45,143,565      56,370,768
   Net transfers (including fixed
     account)..................         (21,186)         (39,898)         615,737         (12,840)        6,206,236       4,565,787
   Contract charges............               --               --       (166,631)         (81,075)      (1,751,462)       (970,089)
   Transfers for contract benefits
     and terminations..........         (45,739)         (76,355)       (777,696)        (348,215)      (8,106,175)     (5,093,398)
                                 ---------------  --------------- --------------- ---------------- ---------------- ---------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions...         (66,925)        (116,253)       5,759,411        5,563,762       41,492,164      54,873,068
                                 ---------------  --------------- --------------- ---------------- ---------------- ---------------
     Net increase (decrease)
       in net assets...........         (35,752)        (117,172)       9,835,313        4,439,130       65,684,650      42,210,985
NET ASSETS:
   Beginning of year...........          276,761          393,933      13,467,264        9,028,134      154,099,050     111,888,065
                                 ---------------  --------------- --------------- ---------------- ---------------- ---------------
   End of year.................  $       241,009  $       276,761 $    23,302,577 $     13,467,264 $    219,783,700 $   154,099,050
                                 ===============  =============== =============== ================ ================ ===============

                                           INVESCO V.I.
                                   VAN KAMPEN AMERICAN FRANCHISE
                                            SUB-ACCOUNT
                                 --------------------------------
                                       2012             2011
                                 ---------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)  $        (1,969) $       (1,498)
   Net realized gains (losses).             4,261           3,562
   Change in unrealized gains
     (losses) on investments...             5,620         (8,828)
                                 ---------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.........             7,912         (6,764)
                                 ---------------- ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners......                 3              --
   Net transfers (including fixed
     account)..................            88,752         (6,034)
   Contract charges............                --              --
   Transfers for contract benefits
     and terminations..........          (36,838)        (27,933)
                                 ---------------- ---------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions...            51,917        (33,967)
                                 ---------------- ---------------
     Net increase (decrease)
       in net assets...........            59,829        (40,731)
NET ASSETS:
   Beginning of year...........            90,033         130,764
                                 ---------------- ---------------
   End of year.................  $        149,862 $        90,033
                                 ================ ===============

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period May 2, 2011 to December 31, 2011.
(c) For the period April 30, 2012 to December 31, 2012.
(d) For the period November 12, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011


                                          INVESCO V.I.                      INVESCO V.I.                     INVESCO V.I.
                                    VAN KAMPEN AMERICAN VALUE       VAN KAMPEN EQUITY AND INCOME     VAN KAMPEN GROWTH AND INCOME
                                           SUB-ACCOUNT                       SUB-ACCOUNT                      SUB-ACCOUNT
                                 -------------------------------- -------------------------------- --------------------------------
                                      2012             2011             2012             2011            2012             2011
                                 ---------------  --------------- ---------------  --------------- ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss). $     (396,721)  $     (231,700) $     2,132,881  $     1,105,533 $      (39,401)  $     (448,610)
   Net realized gains (losses)..         295,908           49,468         987,347          165,761         215,131           52,684
   Change in unrealized gains
     (losses) on investments....       7,999,839         (11,067)      43,230,491     (12,908,159)      27,777,291      (6,271,491)
                                 ---------------  --------------- ---------------  --------------- ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations..........       7,899,026        (193,299)      46,350,719     (11,636,865)      27,953,021      (6,667,417)
                                 ---------------  --------------- ---------------  --------------- ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.......      15,070,411       19,778,205      83,668,907      111,202,758      55,614,326       62,478,371
   Net transfers (including fixed
     account)...................       (474,558)          867,671       (305,020)      (2,279,723)     (3,884,258)        1,514,669
   Contract charges.............       (538,047)        (246,886)     (3,578,432)      (2,133,106)     (2,064,540)      (1,166,088)
   Transfers for contract benefits
     and terminations...........     (2,285,953)      (1,330,618)    (43,547,842)     (25,920,610)    (15,726,767)     (10,258,582)
                                 ---------------  --------------- ---------------  --------------- ---------------  ---------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions....      11,771,853       19,068,372      36,237,613       80,869,319      33,938,761       52,568,370
                                 ---------------  --------------- ---------------  --------------- ---------------  ---------------
     Net increase (decrease)
       in net assets............      19,670,879       18,875,073      82,588,332       69,232,454      61,891,782       45,900,953
NET ASSETS:
   Beginning of year............      47,014,117       28,139,044     414,357,262      345,124,808     206,338,231      160,437,278
                                 ---------------  --------------- ---------------  --------------- ---------------  ---------------
   End of year.................. $    66,684,996  $    47,014,117 $   496,945,594  $   414,357,262 $   268,230,013  $   206,338,231
                                 ===============  =============== ===============  =============== ===============  ===============

                                                                         LMPVET CLEARBRIDGE               LMPVET CLEARBRIDGE
                                       JANUS ASPEN WORLDWIDE         VARIABLE AGGRESSIVE GROWTH          VARIABLE APPRECIATION
                                            SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                 -------------------------------- -------------------------------- --------------------------------
                                       2012             2011            2012             2011            2012             2011
                                 ---------------  --------------- ---------------  --------------- ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss). $             1  $          (15) $   (1,863,351)  $   (2,121,777) $       877,895  $       710,741
   Net realized gains (losses)..               9              228       9,957,799        1,220,007         276,468           17,260
   Change in unrealized gains
     (losses) on investments....             896          (1,006)      19,162,336        2,212,582      32,185,472        1,216,439
                                 ---------------  --------------- ---------------  --------------- ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations..........             906            (793)      27,256,784        1,310,812      33,339,835        1,944,440
                                 ---------------  --------------- ---------------  --------------- ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.......              --               --      26,101,454       31,433,565      57,982,645       66,280,713
   Net transfers (including fixed
     account)...................              --               --     (5,078,294)     (12,545,454)     (4,101,720)      (3,565,680)
   Contract charges.............              --               --     (1,164,246)        (735,665)     (2,128,567)      (1,155,731)
   Transfers for contract benefits
     and terminations...........             (3)            (963)    (20,966,057)     (15,095,955)    (19,581,184)     (12,449,875)
                                 ---------------  --------------- ---------------  --------------- ---------------  ---------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions....             (3)            (963)     (1,107,143)        3,056,491      32,171,174       49,109,427
                                 ---------------  --------------- ---------------  --------------- ---------------  ---------------
     Net increase (decrease)
       in net assets............             903          (1,756)      26,149,641        4,367,303      65,511,009       51,053,867
NET ASSETS:
   Beginning of year............           4,750            6,506     160,839,221      156,471,918     224,680,370      173,626,503
                                 ---------------  --------------- ---------------  --------------- ---------------  ---------------
   End of year.................. $         5,653  $         4,750 $   186,988,862  $   160,839,221 $   290,191,379  $   224,680,370
                                 ===============  =============== ===============  =============== ===============  ===============

                                        LMPVET CLEARBRIDGE
                                  VARIABLE EQUITY INCOME BUILDER
                                            SUB-ACCOUNT
                                 ---------------------------------
                                       2012             2011
                                 ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss). $      1,935,990 $      1,791,940
   Net realized gains (losses)..      (1,496,446)      (2,420,420)
   Change in unrealized gains
     (losses) on investments....       13,043,194        5,793,264
                                 ---------------- ----------------
     Net increase (decrease)
       in net assets resulting
       from operations..........       13,482,738        5,164,784
                                 ---------------- ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.......       30,792,673       23,221,888
   Net transfers (including fixed
     account)...................        2,474,161        2,286,092
   Contract charges.............        (777,353)        (403,528)
   Transfers for contract benefits
     and terminations...........     (14,363,944)      (7,953,294)
                                 ---------------- ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions....       18,125,537       17,151,158
                                 ---------------- ----------------
     Net increase (decrease)
       in net assets............       31,608,275       22,315,942
NET ASSETS:
   Beginning of year............      103,322,855       81,006,913
                                 ---------------- ----------------
   End of year.................. $    134,931,130 $    103,322,855
                                 ================ ================

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period May 2, 2011 to December 31, 2011.
(c) For the period April 30, 2012 to December 31, 2012.
(d) For the period November 12, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011


                                         LMPVET CLEARBRIDGE                LMPVET CLEARBRIDGE
                                 VARIABLE FUNDAMENTAL ALL CAP VALUE     VARIABLE LARGE CAP GROWTH
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                 ---------------------------------- ---------------------------------
                                        2012             2011             2012             2011
                                  ----------------  --------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).  $        271,873  $      (55,381) $       (51,981) $       (71,048)
   Net realized gains (losses)..         (234,300)        (429,752)          481,453          111,313
   Change in unrealized gains
     (losses) on investments....        12,653,901      (7,192,709)          353,548        (159,581)
                                  ----------------  --------------- ---------------- ----------------
     Net increase (decrease)
       in net assets resulting
       from operations..........        12,691,474      (7,677,842)          783,020        (119,316)
                                  ----------------  --------------- ---------------- ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.......        10,482,501       13,848,959            1,459            6,049
   Net transfers (including fixed
     account)...................       (1,374,496)        (676,755)        (256,108)        (313,456)
   Contract charges.............         (563,153)        (398,091)         (18,887)         (20,879)
   Transfers for contract benefits
     and terminations...........      (12,507,706)      (8,906,368)        (871,026)        (944,135)
                                  ----------------  --------------- ---------------- ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions....       (3,962,854)        3,867,745      (1,144,562)      (1,272,421)
                                  ----------------  --------------- ---------------- ----------------
     Net increase (decrease)
       in net assets............         8,728,620      (3,810,097)        (361,542)      (1,391,737)
NET ASSETS:
   Beginning of year............        95,718,136       99,528,233        4,673,796        6,065,533
                                  ----------------  --------------- ---------------- ----------------
   End of year..................  $    104,446,756  $    95,718,136 $      4,312,254 $      4,673,796
                                  ================  =============== ================ ================

                                        LMPVET CLEARBRIDGE                LMPVET CLEARBRIDGE
                                     VARIABLE LARGE CAP VALUE          VARIABLE SMALL CAP GROWTH
                                            SUB-ACCOUNT                       SUB-ACCOUNT
                                 --------------------------------- ---------------------------------
                                       2012              2011            2012             2011
                                 ----------------  --------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss). $         27,751  $        30,483 $      (568,565) $      (565,686)
   Net realized gains (losses)..           50,468         (88,723)        3,154,639        1,083,054
   Change in unrealized gains
     (losses) on investments....          510,271          181,309        5,466,771        (664,423)
                                 ----------------  --------------- ---------------- ----------------
     Net increase (decrease)
       in net assets resulting
       from operations..........          588,490          123,069        8,052,845        (147,055)
                                 ----------------  --------------- ---------------- ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.......          573,803          700,135       16,257,772       13,481,149
   Net transfers (including fixed
     account)...................          285,926          562,360        1,590,977      (2,248,018)
   Contract charges.............         (36,742)         (12,473)        (481,813)        (264,709)
   Transfers for contract benefits
     and terminations...........        (504,347)        (266,528)      (3,103,064)      (1,919,394)
                                 ----------------  --------------- ---------------- ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions....          318,640          983,494       14,263,872        9,049,028
                                 ----------------  --------------- ---------------- ----------------
     Net increase (decrease)
       in net assets............          907,130        1,106,563       22,316,717        8,901,973
NET ASSETS:
   Beginning of year............        3,836,359        2,729,796       42,564,777       33,662,804
                                 ----------------  --------------- ---------------- ----------------
   End of year.................. $      4,743,489  $     3,836,359 $     64,881,494 $     42,564,777
                                 ================  =============== ================ ================

                                         LMPVET INVESTMENT                      LMPVET
                                 COUNSEL VARIABLE SOCIAL AWARENESS VARIABLE LIFESTYLE ALLOCATION 50%
                                            SUB-ACCOUNT                       SUB-ACCOUNT
                                 --------------------------------- ---------------------------------
                                      2012              2011             2012             2011
                                 ---------------  ---------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss). $       (2,313)  $        (1,981) $        451,589 $        336,680
   Net realized gains (losses)..          18,868              (60)          110,528              400
   Change in unrealized gains
     (losses) on investments....          26,419           (4,843)        2,456,921        (529,056)
                                 ---------------  ---------------- ---------------- ----------------
     Net increase (decrease)
       in net assets resulting
       from operations..........          42,974           (6,884)        3,019,038        (191,976)
                                 ---------------  ---------------- ---------------- ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.......              --                --        6,963,572       12,152,717
   Net transfers (including fixed
     account)...................        (49,856)            35,549        1,186,938          179,357
   Contract charges.............           (173)             (226)        (208,041)         (59,683)
   Transfers for contract benefits
     and terminations...........       (204,989)          (37,746)      (2,607,174)        (901,543)
                                 ---------------  ---------------- ---------------- ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions....       (255,018)           (2,423)        5,335,295       11,370,848
                                 ---------------  ---------------- ---------------- ----------------
     Net increase (decrease)
       in net assets............       (212,044)           (9,307)        8,354,333       11,178,872
NET ASSETS:
   Beginning of year............         501,373           510,680       24,265,695       13,086,823
                                 ---------------  ---------------- ---------------- ----------------
   End of year.................. $       289,329  $        501,373 $     32,620,028 $     24,265,695
                                 ===============  ================ ================ ================

                                              LMPVET
                                 VARIABLE LIFESTYLE ALLOCATION 70%
                                            SUB-ACCOUNT
                                 ---------------------------------
                                       2012             2011
                                 ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss). $         16,093 $          8,826
   Net realized gains (losses)..           48,643            5,813
   Change in unrealized gains
     (losses) on investments....          296,816         (70,666)
                                 ---------------- ----------------
     Net increase (decrease)
       in net assets resulting
       from operations..........          361,552         (56,027)
                                 ---------------- ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.......            3,120            4,747
   Net transfers (including fixed
     account)...................         (27,315)          195,887
   Contract charges.............            (796)            (898)
   Transfers for contract benefits
     and terminations...........        (849,995)        (452,053)
                                 ---------------- ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions....        (874,986)        (252,317)
                                 ---------------- ----------------
     Net increase (decrease)
       in net assets............        (513,434)        (308,344)
NET ASSETS:
   Beginning of year............        3,086,943        3,395,287
                                 ---------------- ----------------
   End of year.................. $      2,573,509 $      3,086,943
                                 ================ ================

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period May 2, 2011 to December 31, 2011.
(c) For the period April 30, 2012 to December 31, 2012.
(d) For the period November 12, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011


                                               LMPVET                     LMPVIT WESTERN ASSET
                                  VARIABLE LIFESTYLE ALLOCATION 85%  VARIABLE GLOBAL HIGH YIELD BOND
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                  --------------------------------- ---------------------------------
                                       2012              2011             2012              2011
                                  ---------------  ---------------- ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).  $       362,338  $        130,678 $      5,165,628  $     4,580,657
   Net realized gains (losses)..          528,492           528,464         (68,307)        (143,505)
   Change in unrealized gains
     (losses) on investments....        8,931,921       (2,861,793)        7,182,092      (4,473,336)
                                  ---------------  ---------------- ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations..........        9,822,751       (2,202,651)       12,279,413         (36,184)
                                  ---------------  ---------------- ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.......        8,807,329        12,097,744       15,538,183       14,939,359
   Net transfers (including fixed
     account)...................        (793,785)       (2,400,301)        4,005,384        (455,948)
   Contract charges.............        (611,650)         (471,294)        (516,554)        (310,782)
   Transfers for contract benefits
     and terminations...........      (3,286,778)       (3,179,175)      (9,252,417)      (5,511,049)
                                  ---------------  ---------------- ----------------  ---------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions....        4,115,116         6,046,974        9,774,596        8,661,580
                                  ---------------  ---------------- ----------------  ---------------
     Net increase (decrease)
       in net assets............       13,937,867         3,844,323       22,054,009        8,625,396
NET ASSETS:
   Beginning of year............       65,879,472        62,035,149       69,717,903       61,092,507
                                  ---------------  ---------------- ----------------  ---------------
   End of year..................  $    79,817,339  $     65,879,472 $     91,771,912  $    69,717,903
                                  ===============  ================ ================  ===============

                                               MFS VIT                           MFS VIT
                                           INVESTORS TRUST                    NEW DISCOVERY
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                  --------------------------------- ---------------------------------
                                        2012             2011             2012             2011
                                  ---------------- ---------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).  $          (190) $          (184) $          (602) $          (652)
   Net realized gains (losses)..             2,707              991            4,349            5,729
   Change in unrealized gains
     (losses) on investments....             2,028          (1,906)            3,991         (10,466)
                                  ---------------- ---------------- ---------------- ----------------
     Net increase (decrease)
       in net assets resulting
       from operations..........             4,545          (1,099)            7,738          (5,389)
                                  ---------------- ---------------- ---------------- ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.......                --               --               --               --
   Net transfers (including fixed
     account)...................                --               --               --            (100)
   Contract charges.............                --               --               --               --
   Transfers for contract benefits
     and terminations...........          (18,051)          (8,311)          (7,451)              (2)
                                  ---------------- ---------------- ---------------- ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions....          (18,051)          (8,311)          (7,451)            (102)
                                  ---------------- ---------------- ---------------- ----------------
     Net increase (decrease)
       in net assets............          (13,506)          (9,410)              287          (5,491)
NET ASSETS:
   Beginning of year............            33,994           43,404           41,374           46,865
                                  ---------------- ---------------- ---------------- ----------------
   End of year..................  $         20,488 $         33,994 $         41,661 $         41,374
                                  ================ ================ ================ ================

                                                                          MIST ALLIANCEBERNSTEIN
                                          MFS VIT RESEARCH               GLOBAL DYNAMIC ALLOCATION
                                             SUB-ACCOUNT                        SUB-ACCOUNT
                                  --------------------------------- ----------------------------------
                                        2012             2011             2012            2011 (b)
                                  ---------------  ---------------- ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).  $         (299)  $          (427) $   (31,735,651)  $      (610,982)
   Net realized gains (losses)..              603            10,717           68,339         9,394,668
   Change in unrealized gains
     (losses) on investments....            6,684          (10,338)      215,787,760         9,200,376
                                  ---------------  ---------------- ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations..........            6,988              (48)      184,120,448        17,984,062
                                  ---------------  ---------------- ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.......               --                --      748,915,629     1,370,076,882
   Net transfers (including fixed
     account)...................               --           (5,113)      331,990,410       259,158,648
   Contract charges.............               --                --     (28,058,490)                --
   Transfers for contract benefits
     and terminations...........          (1,975)          (62,085)     (52,503,657)       (7,840,515)
                                  ---------------  ---------------- ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions....          (1,975)          (67,198)    1,000,343,892     1,621,395,015
                                  ---------------  ---------------- ----------------  ----------------
     Net increase (decrease)
       in net assets............            5,013          (67,246)    1,184,464,340     1,639,379,077
NET ASSETS:
   Beginning of year............           45,142           112,388    1,639,379,077                --
                                  ---------------  ---------------- ----------------  ----------------
   End of year..................  $        50,155  $         45,142 $  2,823,843,417  $  1,639,379,077
                                  ===============  ================ ================  ================

                                                 MIST
                                  AMERICAN FUNDS BALANCED ALLOCATION
                                              SUB-ACCOUNT
                                  ----------------------------------
                                        2012              2011
                                  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).  $      4,444,113  $    (8,148,428)
   Net realized gains (losses)..        60,128,154         5,025,862
   Change in unrealized gains
     (losses) on investments....       273,656,262     (116,302,276)
                                  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations..........       338,228,529     (119,424,842)
                                  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.......        83,164,894       523,778,640
   Net transfers (including fixed
     account)...................      (60,456,373)       166,228,603
   Contract charges.............      (37,328,286)      (28,232,190)
   Transfers for contract benefits
     and terminations...........     (132,325,623)     (105,862,347)
                                  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions....     (146,945,388)       555,912,706
                                  ----------------  ----------------
     Net increase (decrease)
       in net assets............       191,283,141       436,487,864
NET ASSETS:
   Beginning of year............     2,914,777,188     2,478,289,324
                                  ----------------  ----------------
   End of year..................  $  3,106,060,329  $  2,914,777,188
                                  ================  ================

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period May 2, 2011 to December 31, 2011.
(c) For the period April 30, 2012 to December 31, 2012.
(d) For the period November 12, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011


                                                MIST                               MIST
                                         AMERICAN FUNDS BOND         AMERICAN FUNDS GROWTH ALLOCATION
                                             SUB-ACCOUNT                        SUB-ACCOUNT
                                  --------------------------------- ----------------------------------
                                       2012              2011             2012              2011
                                  ---------------  ---------------- ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).  $     3,581,213  $      1,772,310 $    (5,413,271)  $    (6,860,731)
   Net realized gains (losses)..        5,226,825         1,617,939       26,669,090        12,437,663
   Change in unrealized gains
     (losses) on investments....        2,725,888        10,229,841      175,144,743     (101,766,516)
                                  ---------------  ---------------- ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations..........       11,533,926        13,620,090      196,400,562      (96,189,584)
                                  ---------------  ---------------- ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.......        8,908,512        60,184,302       52,400,148       136,704,110
   Net transfers (including fixed
     account)...................      (2,442,719)        17,024,537     (72,570,860)      (25,932,866)
   Contract charges.............      (4,085,255)       (3,186,027)     (15,855,986)      (13,959,734)
   Transfers for contract benefits
     and terminations...........     (16,768,257)      (13,088,454)     (62,098,994)      (57,092,220)
                                  ---------------  ---------------- ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions....     (14,387,719)        60,934,358     (98,125,692)        39,719,290
                                  ---------------  ---------------- ----------------  ----------------
     Net increase (decrease)
       in net assets............      (2,853,793)        74,554,448       98,274,870      (56,470,294)
NET ASSETS:
   Beginning of year............      349,346,240       274,791,792    1,398,390,722     1,454,861,016
                                  ---------------  ---------------- ----------------  ----------------
   End of year..................  $   346,492,447  $    349,346,240 $  1,496,665,592  $  1,398,390,722
                                  ===============  ================ ================  ================

                                                MIST                              MIST
                                        AMERICAN FUNDS GROWTH         AMERICAN FUNDS INTERNATIONAL
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                  --------------------------------- ---------------------------------
                                        2012              2011            2012             2011
                                  ----------------  --------------- ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).  $    (6,868,206)  $   (6,683,453) $         17,971  $     (347,331)
   Net realized gains (losses)..        20,415,943        2,655,999        1,359,920        2,344,997
   Change in unrealized gains
     (losses) on investments....        67,309,082     (35,042,764)       43,278,221     (54,813,728)
                                  ----------------  --------------- ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations..........        80,856,819     (39,070,218)       44,656,112     (52,816,062)
                                  ----------------  --------------- ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.......        17,133,976      118,207,908        9,141,107       58,161,459
   Net transfers (including fixed
     account)...................      (78,467,843)       16,817,001     (27,669,716)        3,640,815
   Contract charges.............       (6,678,966)      (5,053,023)      (3,627,828)      (2,890,116)
   Transfers for contract benefits
     and terminations...........      (20,470,993)     (17,862,387)     (10,956,822)     (11,253,172)
                                  ----------------  --------------- ----------------  ---------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions....      (88,483,826)      112,109,499     (33,113,259)       47,658,986
                                  ----------------  --------------- ----------------  ---------------
     Net increase (decrease)
       in net assets............       (7,627,007)       73,039,281       11,542,853      (5,157,076)
NET ASSETS:
   Beginning of year............       553,292,806      480,253,525      296,765,073      301,922,149
                                  ----------------  --------------- ----------------  ---------------
   End of year..................  $    545,665,799  $   553,292,806 $    308,307,926  $   296,765,073
                                  ================  =============== ================  ===============

                                                 MIST                              MIST
                                  AMERICAN FUNDS MODERATE ALLOCATION     AQR GLOBAL RISK BALANCED
                                              SUB-ACCOUNT                       SUB-ACCOUNT
                                  ---------------------------------- ---------------------------------
                                         2012             2011             2012           2011 (b)
                                   ---------------- ---------------- ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).   $      8,663,944 $       (28,571) $  (29,485,494)  $     17,479,259
   Net realized gains (losses)..         39,154,321       10,610,729      13,924,436         5,634,878
   Change in unrealized gains
     (losses) on investments....        103,394,103     (37,218,522)     257,592,013        20,725,299
                                   ---------------- ---------------- ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations..........        151,212,368     (26,636,364)     242,030,955        43,839,436
                                   ---------------- ---------------- ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.......         43,856,551      278,554,313   1,010,258,029     1,541,397,716
   Net transfers (including fixed
     account)...................       (43,601,001)       57,081,088     701,135,494       321,377,493
   Contract charges.............       (21,439,772)     (16,902,017)    (34,472,373)                --
   Transfers for contract benefits
     and terminations...........       (79,167,097)     (60,807,127)    (63,766,725)       (8,490,562)
                                   ---------------- ---------------- ---------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions....      (100,351,319)      257,926,257   1,613,154,425     1,854,284,647
                                   ---------------- ---------------- ---------------  ----------------
     Net increase (decrease)
       in net assets............         50,861,049      231,289,893   1,855,185,380     1,898,124,083
NET ASSETS:
   Beginning of year............      1,683,464,896    1,452,175,003   1,898,124,083                --
                                   ---------------- ---------------- ---------------  ----------------
   End of year..................   $  1,734,325,945 $  1,683,464,896 $ 3,753,309,463  $  1,898,124,083
                                   ================ ================ ===============  ================

                                                  MIST
                                  BLACKROCK GLOBAL TACTICAL STRATEGIES
                                               SUB-ACCOUNT
                                  ------------------------------------
                                          2012           2011 (b)
                                    ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).    $   (58,135,263) $      5,656,760
   Net realized gains (losses)..             130,203       21,591,062
   Change in unrealized gains
     (losses) on investments....         341,923,540     (29,115,315)
                                    ---------------- ----------------
     Net increase (decrease)
       in net assets resulting
       from operations..........         283,918,480      (1,867,493)
                                    ---------------- ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.......       1,312,263,362    2,424,219,934
   Net transfers (including fixed
     account)...................         557,379,957      434,392,897
   Contract charges.............        (48,022,451)               --
   Transfers for contract benefits
     and terminations...........        (91,426,698)     (14,033,053)
                                    ---------------- ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions....       1,730,194,170    2,844,579,778
                                    ---------------- ----------------
     Net increase (decrease)
       in net assets............       2,014,112,650    2,842,712,285
NET ASSETS:
   Beginning of year............       2,842,712,285               --
                                    ---------------- ----------------
   End of year..................    $  4,856,824,935 $  2,842,712,285
                                    ================ ================

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period May 2, 2011 to December 31, 2011.
(c) For the period April 30, 2012 to December 31, 2012.
(d) For the period November 12, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011



                                               MIST
                                       BLACKROCK HIGH YIELD         MIST BLACKROCK LARGE CAP CORE   MIST CLARION GLOBAL REAL ESTATE
                                            SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                 -------------------------------- -------------------------------- --------------------------------
                                       2012             2011            2012             2011            2012             2011
                                 ---------------  --------------- ---------------  --------------- ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss). $    13,623,467  $    10,002,346 $      (98,467)  $      (94,730) $       648,569  $     3,272,703
   Net realized gains (losses)..       5,023,228        3,149,049         204,327           12,317     (1,249,413)      (1,143,990)
   Change in unrealized gains
     (losses) on investments....      14,564,761     (12,738,491)       1,366,663        (244,145)      35,559,210     (13,501,877)
                                 ---------------  --------------- ---------------  --------------- ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations..........      33,211,456          412,904       1,472,523        (326,558)      34,958,366     (11,373,164)
                                 ---------------  --------------- ---------------  --------------- ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.......      20,947,935       36,299,074       2,809,895        4,493,594       7,794,423       24,528,504
   Net transfers (including fixed
     account)...................      17,699,162       14,571,420     (1,633,705)          411,577     (2,227,782)        5,671,940
   Contract charges.............     (2,591,456)      (1,755,621)       (169,775)        (109,131)     (1,587,295)      (1,165,427)
   Transfers for contract benefits
     and terminations...........    (13,914,636)     (10,270,239)       (889,640)      (1,233,221)     (9,066,811)      (9,545,551)
                                 ---------------  --------------- ---------------  --------------- ---------------  ---------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions....      22,141,005       38,844,634         116,775        3,562,819     (5,087,465)       19,489,466
                                 ---------------  --------------- ---------------  --------------- ---------------  ---------------
     Net increase (decrease)
       in net assets............      55,352,461       39,257,538       1,589,298        3,236,261      29,870,901        8,116,302
NET ASSETS:
   Beginning of year............     221,624,841      182,367,303      12,849,849        9,613,588     147,447,056      139,330,754
                                 ---------------  --------------- ---------------  --------------- ---------------  ---------------
   End of year.................. $   276,977,302  $   221,624,841 $    14,439,147  $    12,849,849 $   177,317,957  $   147,447,056
                                 ===============  =============== ===============  =============== ===============  ===============


                                                                                 MIST
                                    MIST DREMAN SMALL CAP VALUE       GOLDMAN SACHS MID CAP VALUE
                                            SUB-ACCOUNT                       SUB-ACCOUNT
                                 --------------------------------- ---------------------------------
                                       2012             2011             2012             2011
                                 ---------------  ---------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss). $     (218,746)  $       (19,680) $    (1,395,190) $    (1,510,261)
   Net realized gains (losses)..         283,760           480,921          565,819        (437,036)
   Change in unrealized gains
     (losses) on investments....       2,823,277       (3,142,931)       21,341,212     (10,057,546)
                                 ---------------  ---------------- ---------------- ----------------
     Net increase (decrease)
       in net assets resulting
       from operations..........       2,888,291       (2,681,690)       20,511,841     (12,004,843)
                                 ---------------  ---------------- ---------------- ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.......       2,194,628         3,084,816        2,591,780       27,311,392
   Net transfers (including fixed
     account)...................       (541,359)       (1,733,660)      (5,769,122)       11,903,331
   Contract charges.............       (250,601)         (214,643)      (1,125,130)        (760,047)
   Transfers for contract benefits
     and terminations...........     (1,500,264)       (1,657,516)      (7,693,862)      (7,769,225)
                                 ---------------  ---------------- ---------------- ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions....        (97,596)         (521,003)     (11,996,334)       30,685,451
                                 ---------------  ---------------- ---------------- ----------------
     Net increase (decrease)
       in net assets............       2,790,695       (3,202,693)        8,515,507       18,680,608
NET ASSETS:
   Beginning of year............      21,224,281        24,426,974      130,696,272      112,015,664
                                 ---------------  ---------------- ---------------- ----------------
   End of year.................. $    24,014,976  $     21,224,281 $    139,211,779 $    130,696,272
                                 ===============  ================ ================ ================

                                                                    MIST INVESCO
                                               MIST                 BALANCED-RISK
                                   HARRIS OAKMARK INTERNATIONAL      ALLOCATION
                                            SUB-ACCOUNT              SUB-ACCOUNT
                                 --------------------------------- ---------------
                                       2012             2011          2012 (c)
                                 ---------------- ---------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss). $         91,453 $    (8,017,677) $   (1,415,511)
   Net realized gains (losses)..      (1,430,384)      (1,470,791)       6,907,824
   Change in unrealized gains
     (losses) on investments....      121,937,845     (75,842,892)      10,868,519
                                 ---------------- ---------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from operations..........      120,598,914     (85,331,360)      16,360,832
                                 ---------------- ---------------- ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.......       17,848,721       89,132,376     338,086,548
   Net transfers (including fixed
     account)...................     (30,313,737)       26,052,514     313,044,735
   Contract charges.............      (4,604,462)      (3,519,874)     (1,295,053)
   Transfers for contract benefits
     and terminations...........     (26,450,720)     (24,212,315)     (4,774,645)
                                 ---------------- ---------------- ---------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions....     (43,520,198)       87,452,701     645,061,585
                                 ---------------- ---------------- ---------------
     Net increase (decrease)
       in net assets............       77,078,716        2,121,341     661,422,417
NET ASSETS:
   Beginning of year............      461,860,538      459,739,197              --
                                 ---------------- ---------------- ---------------
   End of year.................. $    538,939,254 $    461,860,538 $   661,422,417
                                 ================ ================ ===============

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period May 2, 2011 to December 31, 2011.
(c) For the period April 30, 2012 to December 31, 2012.
(d) For the period November 12, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011




                                   MIST INVESCO SMALL CAP GROWTH          MIST JANUS FORTY          MIST JENNISON LARGE CAP EQUITY
                                            SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                 -------------------------------- -------------------------------- --------------------------------
                                       2012             2011            2012             2011            2012             2011
                                 ---------------  --------------- ---------------  --------------- ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss). $   (3,709,725)  $   (3,326,849) $   (1,256,766)  $        36,735 $     (872,385)  $     (626,323)
   Net realized gains (losses)..      18,783,431        1,704,023       1,264,699          332,745       1,121,453          506,257
   Change in unrealized gains
     (losses) on investments....      19,533,978      (5,165,840)      14,507,523      (7,197,681)       5,390,391      (2,839,226)
                                 ---------------  --------------- ---------------  --------------- ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations..........      34,607,684      (6,788,666)      14,515,456      (6,828,201)       5,639,459      (2,959,292)
                                 ---------------  --------------- ---------------  --------------- ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.......      15,838,800       39,397,856       4,262,148       18,930,830       1,538,452       10,685,807
   Net transfers (including fixed
     account)...................     (5,702,899)        8,514,721      25,557,583        7,075,303       5,274,556        6,717,153
   Contract charges.............     (1,966,440)      (1,291,800)     (1,131,367)        (597,164)       (745,612)        (414,459)
   Transfers for contract benefits
     and terminations...........    (14,981,160)     (13,769,874)     (5,149,785)      (3,168,374)     (2,599,586)      (1,926,027)
                                 ---------------  --------------- ---------------  --------------- ---------------  ---------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions....     (6,811,699)       32,850,903      23,538,579       22,240,595       3,467,810       15,062,474
                                 ---------------  --------------- ---------------  --------------- ---------------  ---------------
     Net increase (decrease)
       in net assets............      27,795,985       26,062,237      38,054,035       15,412,394       9,107,269       12,103,182
NET ASSETS:
   Beginning of year............     212,672,795      186,610,558      68,769,080       53,356,686      57,997,273       45,894,091
                                 ---------------  --------------- ---------------  --------------- ---------------  ---------------
   End of year.................. $   240,468,780  $   212,672,795 $   106,823,115  $    68,769,080 $    67,104,542  $    57,997,273
                                 ===============  =============== ===============  =============== ===============  ===============

                                       MIST
                                  JPMORGAN GLOBAL           MIST LEGG MASON
                                 ACTIVE ALLOCATION   CLEARBRIDGE AGGRESSIVE GROWTH  MIST LOOMIS SAYLES GLOBAL MARKETS
                                    SUB-ACCOUNT               SUB-ACCOUNT                      SUB-ACCOUNT
                                 ----------------- -------------------------------- ---------------------------------
                                     2012 (c)            2012             2011            2012             2011
                                 ---------------   ---------------- --------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss). $     (253,669)   $    (4,519,479) $   (3,338,670) $      1,268,388 $      1,200,692
   Net realized gains (losses)..       1,691,655          4,996,289             428        2,390,289          955,422
   Change in unrealized gains
     (losses) on investments....       7,508,587         43,727,000     (7,417,668)       20,641,146      (8,402,666)
                                 ---------------   ---------------- --------------- ---------------- ----------------
     Net increase (decrease)
       in net assets resulting
       from operations..........       8,946,573         44,203,810    (10,755,910)       24,299,823      (6,246,552)
                                 ---------------   ---------------- --------------- ---------------- ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.......     187,365,819          8,612,510      28,018,670        5,861,547       28,466,597
   Net transfers (including fixed
     account)...................      88,135,164        (6,817,243)     157,703,583      (8,628,678)       14,620,858
   Contract charges.............       (274,498)        (2,555,203)     (1,486,774)      (1,759,286)      (1,269,950)
   Transfers for contract benefits
     and terminations...........     (1,600,923)       (16,051,172)    (10,506,265)      (7,011,203)      (7,724,591)
                                 ---------------   ---------------- --------------- ---------------- ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions....     273,625,562       (16,811,108)     173,729,214     (11,537,620)       34,092,914
                                 ---------------   ---------------- --------------- ---------------- ----------------
     Net increase (decrease)
       in net assets............     282,572,135         27,392,702     162,973,304       12,762,203       27,846,362
NET ASSETS:
   Beginning of year............              --        265,479,062     102,505,758      165,018,207      137,171,845
                                 ---------------   ---------------- --------------- ---------------- ----------------
   End of year.................. $   282,572,135   $    292,871,764 $   265,479,062 $    177,780,410 $    165,018,207
                                 ===============   ================ =============== ================ ================



                                  MIST LORD ABBETT BOND DEBENTURE
                                            SUB-ACCOUNT
                                 ---------------------------------
                                       2012             2011
                                 ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss). $     14,699,205 $     11,489,236
   Net realized gains (losses)..        1,754,535        2,277,388
   Change in unrealized gains
     (losses) on investments....       11,202,166      (6,571,539)
                                 ---------------- ----------------
     Net increase (decrease)
       in net assets resulting
       from operations..........       27,655,906        7,195,085
                                 ---------------- ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.......        4,758,094       12,172,985
   Net transfers (including fixed
     account)...................        2,066,753      (7,326,000)
   Contract charges.............      (1,668,326)      (1,500,648)
   Transfers for contract benefits
     and terminations...........     (21,909,684)     (23,354,569)
                                 ---------------- ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions....     (16,753,163)     (20,008,232)
                                 ---------------- ----------------
     Net increase (decrease)
       in net assets............       10,902,743     (12,813,147)
NET ASSETS:
   Beginning of year............      255,107,548      267,920,695
                                 ---------------- ----------------
   End of year.................. $    266,010,291 $    255,107,548
                                 ================ ================

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period May 2, 2011 to December 31, 2011.
(c) For the period April 30, 2012 to December 31, 2012.
(d) For the period November 12, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011



                                  MIST LORD ABBETT MID CAP VALUE   MIST MET/EATON VANCE FLOATING RATE
                                            SUB-ACCOUNT                        SUB-ACCOUNT
                                 --------------------------------- ----------------------------------
                                       2012             2011              2012             2011
                                 ---------------- ----------------  ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss). $    (1,633,191) $    (1,366,186)  $        893,371 $        156,010
   Net realized gains (losses)..        2,663,619        1,059,026           215,912        (127,391)
   Change in unrealized gains
     (losses) on investments....       15,199,656      (6,908,432)         1,524,996        (317,893)
                                 ---------------- ----------------  ---------------- ----------------
     Net increase (decrease)
       in net assets resulting
       from operations..........       16,230,084      (7,215,592)         2,634,279        (289,274)
                                 ---------------- ----------------  ---------------- ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.......        6,093,408       26,492,453         3,005,201       14,887,687
   Net transfers (including fixed
     account)...................      (3,393,066)        6,780,922         7,696,712       14,688,663
   Contract charges.............      (1,548,008)      (1,095,984)         (455,891)        (259,305)
   Transfers for contract benefits
     and terminations...........      (6,237,615)      (6,280,489)       (2,380,066)      (1,665,317)
                                 ---------------- ----------------  ---------------- ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions....      (5,085,281)       25,896,902         7,865,956       27,651,728
                                 ---------------- ----------------  ---------------- ----------------
     Net increase (decrease)
       in net assets............       11,144,803       18,681,310        10,500,235       27,362,454
NET ASSETS:
   Beginning of year............      127,004,689      108,323,379        43,696,769       16,334,315
                                 ---------------- ----------------  ---------------- ----------------
   End of year.................. $    138,149,492 $    127,004,689  $     54,197,004 $     43,696,769
                                 ================ ================  ================ ================

                                         MIST MET/FRANKLIN
                                     LOW DURATION TOTAL RETURN     MIST MET/FRANKLIN MUTUAL SHARES
                                            SUB-ACCOUNT                      SUB-ACCOUNT
                                 -------------------------------- ---------------------------------
                                      2012            2011 (b)          2012             2011
                                 ---------------  --------------- ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss). $       118,242  $     (152,040) $   (1,623,696)  $      1,696,557
   Net realized gains (losses)..          24,752         (24,333)      26,877,035         8,006,370
   Change in unrealized gains
     (losses) on investments....         737,426        (183,195)     (6,849,190)      (13,800,582)
                                 ---------------  --------------- ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations..........         880,420        (359,568)      18,404,149       (4,097,655)
                                 ---------------  --------------- ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.......       2,001,148        7,119,990       6,182,015        27,023,399
   Net transfers (including fixed
     account)...................      15,509,501       21,368,111     (8,085,160)        14,917,346
   Contract charges.............       (372,941)         (85,814)     (1,746,138)       (1,248,248)
   Transfers for contract benefits
     and terminations...........     (2,070,016)        (380,887)     (7,655,900)       (4,834,052)
                                 ---------------  --------------- ---------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions....      15,067,692       28,021,400    (11,305,183)        35,858,445
                                 ---------------  --------------- ---------------  ----------------
     Net increase (decrease)
       in net assets............      15,948,112       27,661,832       7,098,966        31,760,790
NET ASSETS:
   Beginning of year............      27,661,832               --     152,876,625       121,115,835
                                 ---------------  --------------- ---------------  ----------------
   End of year.................. $    43,609,944  $    27,661,832 $   159,975,591  $    152,876,625
                                 ===============  =============== ===============  ================

                                         MIST MET/FRANKLIN
                                    TEMPLETON FOUNDING STRATEGY       MIST MET/TEMPLETON GROWTH
                                            SUB-ACCOUNT                      SUB-ACCOUNT
                                 --------------------------------- --------------------------------
                                       2012             2011            2012              2011
                                 ---------------- ---------------- ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss). $     15,005,450 $        904,295 $        62,356  $     (420,183)
   Net realized gains (losses)..       19,403,268        5,277,964       1,567,153        (250,304)
   Change in unrealized gains
     (losses) on investments....       47,531,480     (29,078,070)       8,444,427      (8,626,650)
                                 ---------------- ---------------- ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations..........       81,940,198     (22,895,811)      10,073,936      (9,297,137)
                                 ---------------- ---------------- ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.......       18,012,093       78,960,326       4,423,796        6,130,737
   Net transfers (including fixed
     account)...................     (25,559,587)      (3,212,228)       (592,634)       47,976,839
   Contract charges.............      (6,793,958)      (5,811,401)       (332,475)        (175,612)
   Transfers for contract benefits
     and terminations...........     (30,951,422)     (25,647,259)     (5,636,319)      (2,871,098)
                                 ---------------- ---------------- ---------------  ---------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions....     (45,292,874)       44,289,438     (2,137,632)       51,060,866
                                 ---------------- ---------------- ---------------  ---------------
     Net increase (decrease)
       in net assets............       36,647,324       21,393,627       7,936,304       41,763,729
NET ASSETS:
   Beginning of year............      592,611,774      571,218,147      49,144,134        7,380,405
                                 ---------------- ---------------- ---------------  ---------------
   End of year.................. $    629,259,098 $    592,611,774 $    57,080,438  $    49,144,134
                                 ================ ================ ===============  ===============

                                               MIST
                                 MET/TEMPLETON INTERNATIONAL BOND
                                            SUB-ACCOUNT
                                 ---------------------------------
                                       2012             2011
                                 ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss). $      4,814,452 $      2,534,582
   Net realized gains (losses)..        (394,426)           69,137
   Change in unrealized gains
     (losses) on investments....        1,944,505      (3,853,055)
                                 ---------------- ----------------
     Net increase (decrease)
       in net assets resulting
       from operations..........        6,364,531      (1,249,336)
                                 ---------------- ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.......        1,816,115       10,795,935
   Net transfers (including fixed
     account)...................          274,897        7,240,507
   Contract charges.............        (735,731)        (501,451)
   Transfers for contract benefits
     and terminations...........      (1,811,827)      (1,494,812)
                                 ---------------- ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions....        (456,546)       16,040,179
                                 ---------------- ----------------
     Net increase (decrease)
       in net assets............        5,907,985       14,790,843
NET ASSETS:
   Beginning of year............       51,093,268       36,302,425
                                 ---------------- ----------------
   End of year.................. $     57,001,253 $     51,093,268
                                 ================ ================

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period May 2, 2011 to December 31, 2011.
(c) For the period April 30, 2012 to December 31, 2012.
(d) For the period November 12, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011




                                  MIST METLIFE AGGRESSIVE STRATEGY    MIST METLIFE BALANCED PLUS
                                             SUB-ACCOUNT                      SUB-ACCOUNT
                                  -------------------------------- ---------------------------------
                                       2012              2011            2012           2011 (b)
                                  ---------------  --------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).  $   (5,348,850)  $   (2,785,815) $   (51,515,645) $    (7,657,134)
   Net realized gains (losses)..      (2,155,955)      (3,089,096)               --               --
   Change in unrealized gains
     (losses) on investments....       83,183,465     (36,571,916)      424,121,430     (14,018,878)
                                  ---------------  --------------- ---------------- ----------------
     Net increase (decrease)
       in net assets resulting
       from operations..........       75,678,660     (42,446,827)      372,605,785     (21,676,012)
                                  ---------------  --------------- ---------------- ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.......       14,730,577       57,342,894    1,251,910,858    2,050,869,939
   Net transfers (including fixed
     account)...................     (36,687,365)       17,733,773      686,159,234      395,600,753
   Contract charges.............      (4,564,800)      (3,746,684)     (42,151,548)               --
   Transfers for contract benefits
     and terminations...........     (28,804,866)     (27,159,129)     (87,089,575)     (13,020,019)
                                  ---------------  --------------- ---------------- ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions....     (55,326,454)       44,170,854    1,808,828,969    2,433,450,673
                                  ---------------  --------------- ---------------- ----------------
     Net increase (decrease)
       in net assets............       20,352,206        1,724,027    2,181,434,754    2,411,774,661
NET ASSETS:
   Beginning of year............      524,691,864      522,967,837    2,411,774,661               --
                                  ---------------  --------------- ---------------- ----------------
   End of year..................  $   545,044,070  $   524,691,864 $  4,593,209,415 $  2,411,774,661
                                  ===============  =============== ================ ================



                                   MIST METLIFE BALANCED STRATEGY    MIST METLIFE DEFENSIVE STRATEGY
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                  --------------------------------- ---------------------------------
                                        2012             2011             2012             2011
                                  ---------------  ---------------- ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).  $    38,994,505  $      (321,986) $     27,979,016  $    13,078,305
   Net realized gains (losses)..       19,597,212       (7,135,125)       40,608,351       14,867,735
   Change in unrealized gains
     (losses) on investments....      737,960,714     (245,352,817)      131,200,155     (24,804,181)
                                  ---------------  ---------------- ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations..........      796,552,431     (252,809,928)      199,787,522        3,141,859
                                  ---------------  ---------------- ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.......      148,711,444       814,583,313       43,475,387      182,485,981
   Net transfers (including fixed
     account)...................    (193,862,187)       196,744,445       24,870,720      195,534,217
   Contract charges.............     (70,278,541)      (57,236,656)     (22,681,295)     (18,564,973)
   Transfers for contract benefits
     and terminations...........    (399,975,900)     (373,915,527)    (141,326,271)    (137,707,918)
                                  ---------------  ---------------- ----------------  ---------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions....    (515,405,184)       580,175,575     (95,661,459)      221,747,307
                                  ---------------  ---------------- ----------------  ---------------
     Net increase (decrease)
       in net assets............      281,147,247       327,365,647      104,126,063      224,889,166
NET ASSETS:
   Beginning of year............    6,764,659,086     6,437,293,439    2,228,739,665    2,003,850,499
                                  ---------------  ---------------- ----------------  ---------------
   End of year..................  $ 7,045,806,333  $  6,764,659,086 $  2,332,865,728  $ 2,228,739,665
                                  ===============  ================ ================  ===============

                                                                                                        MIST METLIFE
                                                                                                         MULTI-INDEX
                                    MIST METLIFE GROWTH STRATEGY     MIST METLIFE MODERATE STRATEGY     TARGETED RISK
                                             SUB-ACCOUNT                       SUB-ACCOUNT               SUB-ACCOUNT
                                  --------------------------------- --------------------------------- ----------------
                                        2012             2011             2012              2011          2012 (d)
                                  ---------------- ---------------- ----------------  --------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).  $      1,381,851 $    (4,554,922) $     37,131,263  $     8,260,756 $        (7,978)
   Net realized gains (losses)..      (22,087,133)     (39,528,555)       22,204,509        4,489,424               --
   Change in unrealized gains
     (losses) on investments....       680,222,228    (246,366,960)      287,329,954     (77,648,493)           89,193
                                  ---------------- ---------------- ----------------  --------------- ----------------
     Net increase (decrease)
       in net assets resulting
       from operations..........       659,516,946    (290,450,437)      346,665,726     (64,898,313)           81,215
                                  ---------------- ---------------- ----------------  --------------- ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.......       108,087,013      193,760,643       69,079,528      403,616,625       10,581,513
   Net transfers (including fixed
     account)...................     (246,783,276)    (151,802,510)     (27,530,545)       95,648,790          585,564
   Contract charges.............      (48,638,262)     (47,370,881)     (35,285,870)     (28,680,181)               --
   Transfers for contract benefits
     and terminations...........     (283,004,290)    (290,038,140)    (193,516,590)    (175,664,925)            (313)
                                  ---------------- ---------------- ----------------  --------------- ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions....     (470,338,815)    (295,450,888)    (187,253,477)      294,920,309       11,166,764
                                  ---------------- ---------------- ----------------  --------------- ----------------
     Net increase (decrease)
       in net assets............       189,178,131    (585,901,325)      159,412,249      230,021,996       11,247,979
NET ASSETS:
   Beginning of year............     4,926,470,881    5,512,372,206    3,324,311,655    3,094,289,659               --
                                  ---------------- ---------------- ----------------  --------------- ----------------
   End of year..................  $  5,115,649,012 $  4,926,470,881 $  3,483,723,904  $ 3,324,311,655 $     11,247,979
                                  ================ ================ ================  =============== ================

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period May 2, 2011 to December 31, 2011.
(c) For the period April 30, 2012 to December 31, 2012.
(d) For the period November 12, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011



                                 MIST MFS EMERGING MARKETS EQUITY  MIST MFS RESEARCH INTERNATIONAL
                                            SUB-ACCOUNT                      SUB-ACCOUNT
                                 -------------------------------- ---------------------------------
                                       2012             2011            2012             2011
                                 ---------------  --------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss). $   (3,386,337)  $     (671,032) $        858,851 $        853,295
   Net realized gains (losses)..       1,870,263        2,261,367      (3,635,460)      (1,887,551)
   Change in unrealized gains
     (losses) on investments....      66,406,442     (86,014,482)       44,865,003     (37,450,859)
                                 ---------------  --------------- ---------------- ----------------
     Net increase (decrease)
       in net assets resulting
       from operations..........      64,890,368     (84,424,147)       42,088,394     (38,485,115)
                                 ---------------  --------------- ---------------- ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.......      37,141,675       90,838,512       12,899,341       29,751,782
   Net transfers (including fixed
     account)...................       (611,099)       17,483,888      (5,504,513)          717,053
   Contract charges.............     (4,426,432)      (3,183,140)      (2,406,377)      (2,096,405)
   Transfers for contract benefits
     and terminations...........    (17,976,417)     (16,209,205)     (21,276,250)     (22,594,114)
                                 ---------------  --------------- ---------------- ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions....      14,127,727       88,930,055     (16,287,799)        5,778,316
                                 ---------------  --------------- ---------------- ----------------
     Net increase (decrease)
       in net assets............      79,018,095        4,505,908       25,800,595     (32,706,799)
NET ASSETS:
   Beginning of year............     369,675,163      365,169,255      285,814,827      318,521,626
                                 ---------------  --------------- ---------------- ----------------
   End of year.................. $   448,693,258  $   369,675,163 $    311,615,422 $    285,814,827
                                 ===============  =============== ================ ================

                                                                                 MIST
                                         MIST MLA MID CAP            MORGAN STANLEY MID CAP GROWTH
                                            SUB-ACCOUNT                       SUB-ACCOUNT
                                 --------------------------------- ---------------------------------
                                       2012             2011             2012             2011
                                 ---------------- ---------------- ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss). $    (1,745,003) $    (1,251,739) $    (2,043,749)  $     (943,364)
   Net realized gains (losses)..        (691,263)        (826,499)          158,086        3,247,280
   Change in unrealized gains
     (losses) on investments....        6,558,042      (7,687,971)       10,495,708     (12,429,566)
                                 ---------------- ---------------- ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations..........        4,121,776      (9,766,209)        8,610,045     (10,125,650)
                                 ---------------- ---------------- ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.......        4,827,333       16,974,214       44,704,015       42,198,117
   Net transfers (including fixed
     account)...................       11,215,294        (485,393)       10,647,959      (5,096,769)
   Contract charges.............      (1,345,783)        (992,984)      (1,253,613)        (769,195)
   Transfers for contract benefits
     and terminations...........      (8,559,680)      (9,734,967)      (6,020,714)      (5,809,772)
                                 ---------------- ---------------- ----------------  ---------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions....        6,137,164        5,760,870       48,077,647       30,522,381
                                 ---------------- ---------------- ----------------  ---------------
     Net increase (decrease)
       in net assets............       10,258,940      (4,005,339)       56,687,692       20,396,731
NET ASSETS:
   Beginning of year............      131,200,067      135,205,406      109,412,403       89,015,672
                                 ---------------- ---------------- ----------------  ---------------
   End of year.................. $    141,459,007 $    131,200,067 $    166,100,095  $   109,412,403
                                 ================ ================ ================  ===============

                                           MIST PIMCO
                                    INFLATION PROTECTED BOND           MIST PIMCO TOTAL RETURN
                                           SUB-ACCOUNT                       SUB-ACCOUNT
                                 -------------------------------- ---------------------------------
                                       2012             2011            2012             2011
                                 ---------------  --------------- ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss). $    14,248,598  $       248,916 $    34,066,251  $     21,344,897
   Net realized gains (losses)..      63,569,905       44,131,061       8,990,391        63,047,734
   Change in unrealized gains
     (losses) on investments....     (6,836,618)       34,838,493     116,050,383      (55,437,622)
                                 ---------------  --------------- ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations..........      70,981,885       79,218,470     159,107,025        28,955,009
                                 ---------------  --------------- ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.......      37,089,098      160,129,547      78,337,791       333,186,254
   Net transfers (including fixed
     account)...................      43,921,625       43,327,552     (4,343,112)       149,409,647
   Contract charges.............    (10,805,997)      (7,523,652)    (22,953,383)      (17,297,164)
   Transfers for contract benefits
     and terminations...........    (56,743,134)     (49,718,972)   (116,536,293)     (115,097,777)
                                 ---------------  --------------- ---------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions....      13,461,592      146,214,475    (65,494,997)       350,200,960
                                 ---------------  --------------- ---------------  ----------------
     Net increase (decrease)
       in net assets............      84,443,477      225,432,945      93,612,028       379,155,969
NET ASSETS:
   Beginning of year............     936,595,819      711,162,874   2,140,758,433     1,761,602,464
                                 ---------------  --------------- ---------------  ----------------
   End of year.................. $ 1,021,039,296  $   936,595,819 $ 2,234,370,461  $  2,140,758,433
                                 ===============  =============== ===============  ================


                                         MIST PIONEER FUND
                                            SUB-ACCOUNT
                                 ---------------------------------
                                       2012             2011
                                 ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss). $        111,876  $     (404,574)
   Net realized gains (losses)..          453,975            2,955
   Change in unrealized gains
     (losses) on investments....       15,646,585      (8,916,886)
                                 ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations..........       16,212,436      (9,318,505)
                                 ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.......       44,864,297       61,189,474
   Net transfers (including fixed
     account)...................        1,427,489       10,727,039
   Contract charges.............      (1,901,589)      (1,064,843)
   Transfers for contract benefits
     and terminations...........      (9,026,061)      (5,980,748)
                                 ----------------  ---------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions....       35,364,136       64,870,922
                                 ----------------  ---------------
     Net increase (decrease)
       in net assets............       51,576,572       55,552,417
NET ASSETS:
   Beginning of year............      168,467,083      112,914,666
                                 ----------------  ---------------
   End of year.................. $    220,043,655  $   168,467,083
                                 ================  ===============

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period May 2, 2011 to December 31, 2011.
(c) For the period April 30, 2012 to December 31, 2012.
(d) For the period November 12, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011


                                                                            MIST PYRAMIS
                                   MIST PIONEER STRATEGIC INCOME          GOVERNMENT INCOME               MIST RCM TECHNOLOGY
                                            SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                 -------------------------------- -------------------------------- ---------------------------------
                                       2012             2011            2012           2011 (b)          2012             2011
                                 ---------------  --------------- ---------------- --------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss). $    23,818,738  $    15,499,854 $   (10,117,810) $     (133,903) $    (1,808,580) $    (1,887,518)
   Net realized gains (losses)..       3,201,649        3,282,994        1,490,373       3,899,211       14,397,519        2,692,086
   Change in unrealized gains
     (losses) on investments....      39,967,597      (9,616,858)       18,800,148       6,372,332      (2,444,044)     (14,827,788)
                                 ---------------  --------------- ---------------- --------------- ---------------- ----------------
     Net increase (decrease)
       in net assets resulting
       from operations..........      66,987,984        9,165,990       10,172,711      10,137,640       10,144,895     (14,023,220)
                                 ---------------  --------------- ---------------- --------------- ---------------- ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.......     151,288,040      177,819,764      302,268,640     409,917,993        3,233,474       15,171,516
   Net transfers (including fixed
     account)...................      42,203,327       26,591,363      203,505,051      74,096,298      (1,685,129)        1,760,386
   Contract charges.............     (6,040,609)      (3,302,752)      (8,518,130)              --      (1,020,105)        (785,114)
   Transfers for contract benefits
     and terminations...........    (49,923,251)     (29,614,683)     (29,014,385)     (3,678,580)      (7,041,466)      (8,210,063)
                                 ---------------  --------------- ---------------- --------------- ---------------- ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions....     137,527,507      171,493,692      468,241,176     480,335,711      (6,513,226)        7,936,725
                                 ---------------  --------------- ---------------- --------------- ---------------- ----------------
     Net increase (decrease)
       in net assets............     204,515,491      180,659,682      478,413,887     490,473,351        3,631,669      (6,086,495)
NET ASSETS:
   Beginning of year............     600,261,549      419,601,867      490,473,351              --      103,642,521      109,729,016
                                 ---------------  --------------- ---------------- --------------- ---------------- ----------------
   End of year.................. $   804,777,040  $   600,261,549 $    968,887,238 $   490,473,351 $    107,274,190 $    103,642,521
                                 ===============  =============== ================ =============== ================ ================

                                   MIST SCHRODERS
                                 GLOBAL MULTI-ASSET  MIST SSGA GROWTH AND INCOME ETF        MIST SSGA GROWTH ETF
                                     SUB-ACCOUNT               SUB-ACCOUNT                       SUB-ACCOUNT
                                 ------------------ --------------------------------- ---------------------------------
                                      2012 (c)            2012             2011             2012             2011
                                  ----------------  ---------------- ---------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).  $        500,116  $     13,091,362 $      2,335,351 $      1,829,679 $         74,049
   Net realized gains (losses)..         3,101,742        42,136,114       27,169,125       23,356,452        2,402,527
   Change in unrealized gains
     (losses) on investments....         3,115,131        98,280,740     (43,866,906)       28,469,195     (19,223,624)
                                  ----------------  ---------------- ---------------- ---------------- ----------------
     Net increase (decrease)
       in net assets resulting
       from operations..........         6,716,989       153,508,216     (14,362,430)       53,655,326     (16,747,048)
                                  ----------------  ---------------- ---------------- ---------------- ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.......       102,099,034        46,035,006      322,792,892       21,002,248       77,623,019
   Net transfers (including fixed
     account)...................        84,640,438         (195,586)      135,843,318     (12,945,274)       39,485,865
   Contract charges.............         (248,694)      (18,086,953)     (12,290,454)      (4,790,029)      (3,529,118)
   Transfers for contract benefits
     and terminations...........       (1,322,606)      (50,499,266)     (37,015,016)     (17,887,141)     (13,153,235)
                                  ----------------  ---------------- ---------------- ---------------- ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions....       185,168,172      (22,746,799)      409,330,740     (14,620,196)      100,426,531
                                  ----------------  ---------------- ---------------- ---------------- ----------------
     Net increase (decrease)
       in net assets............       191,885,161       130,761,417      394,968,310       39,035,130       83,679,483
NET ASSETS:
   Beginning of year............                --     1,390,741,062      995,772,752      409,132,829      325,453,346
                                  ----------------  ---------------- ---------------- ---------------- ----------------
   End of year..................  $    191,885,161  $  1,521,502,479 $  1,390,741,062 $    448,167,959 $    409,132,829
                                  ================  ================ ================ ================ ================


                                 MIST T. ROWE PRICE LARGE CAP VALUE
                                             SUB-ACCOUNT
                                 ----------------------------------
                                        2012             2011
                                  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).  $      (196,934)  $   (4,421,942)
   Net realized gains (losses)..       (4,291,658)      (7,384,308)
   Change in unrealized gains
     (losses) on investments....        84,038,159     (17,691,215)
                                  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations..........        79,549,567     (29,497,465)
                                  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.......        11,676,417       30,484,726
   Net transfers (including fixed
     account)...................      (16,072,648)      (3,998,104)
   Contract charges.............       (2,725,048)      (2,253,601)
   Transfers for contract benefits
     and terminations...........      (42,677,000)     (46,120,070)
                                  ----------------  ---------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions....      (49,798,279)     (21,887,049)
                                  ----------------  ---------------
     Net increase (decrease)
       in net assets............        29,751,288     (51,384,514)
NET ASSETS:
   Beginning of year............       507,039,092      558,423,606
                                  ----------------  ---------------
   End of year..................  $    536,790,380  $   507,039,092
                                  ================  ===============

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period May 2, 2011 to December 31, 2011.
(c) For the period April 30, 2012 to December 31, 2012.
(d) For the period November 12, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011


                                               MIST                              MIST
                                   T. ROWE PRICE MID CAP GROWTH      THIRD AVENUE SMALL CAP VALUE
                                            SUB-ACCOUNT                       SUB-ACCOUNT
                                 --------------------------------- ---------------------------------
                                       2012             2011             2012             2011
                                 ---------------- ---------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss). $    (7,430,645) $    (7,260,503) $    (4,874,313) $    (1,626,649)
   Net realized gains (losses)..       66,125,790       18,524,237        4,677,378        1,034,386
   Change in unrealized gains
     (losses) on investments....      (7,225,269)     (28,498,595)       44,432,620     (33,815,082)
                                 ---------------- ---------------- ---------------- ----------------
     Net increase (decrease)
       in net assets resulting
       from operations..........       51,469,876     (17,234,861)       44,235,685     (34,407,345)
                                 ---------------- ---------------- ---------------- ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.......       13,185,984       78,726,422        6,340,050       30,530,090
   Net transfers (including fixed
     account)...................      (5,883,360)      (8,433,758)     (30,637,666)      (9,772,257)
   Contract charges.............      (4,454,613)      (3,394,080)      (2,277,977)      (1,969,170)
   Transfers for contract benefits
     and terminations...........     (25,927,937)     (25,367,529)     (20,652,202)     (21,369,368)
                                 ---------------- ---------------- ---------------- ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions....     (23,079,926)       41,531,055     (47,227,795)      (2,580,705)
                                 ---------------- ---------------- ---------------- ----------------
     Net increase (decrease)
       in net assets............       28,389,950       24,296,194      (2,992,110)     (36,988,050)
NET ASSETS:
   Beginning of year............      439,146,325      414,850,131      290,532,427      327,520,477
                                 ---------------- ---------------- ---------------- ----------------
   End of year.................. $    467,536,275 $    439,146,325 $    287,540,317 $    290,532,427
                                 ================ ================ ================ ================


                                   MIST TURNER MID CAP GROWTH         MIST VAN KAMPEN COMSTOCK
                                           SUB-ACCOUNT                       SUB-ACCOUNT
                                 -------------------------------- ---------------------------------
                                      2012             2011             2012             2011
                                 ---------------  --------------- ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss). $   (1,363,717)  $   (1,456,529) $     (729,855)  $    (1,034,826)
   Net realized gains (losses)..      14,088,028        1,449,705       5,346,575           900,637
   Change in unrealized gains
     (losses) on investments....     (9,017,076)      (8,573,460)      43,146,332       (8,468,416)
                                 ---------------  --------------- ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations..........       3,707,235      (8,580,284)      47,763,052       (8,602,605)
                                 ---------------  --------------- ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.......       2,056,558       12,804,091      22,458,903        51,165,602
   Net transfers (including fixed
     account)...................     (5,216,099)          911,995      19,211,409        11,287,586
   Contract charges.............       (747,496)        (633,919)     (2,706,893)       (1,720,362)
   Transfers for contract benefits
     and terminations...........     (4,727,718)      (4,678,174)    (23,731,077)      (16,228,131)
                                 ---------------  --------------- ---------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions....     (8,634,755)        8,403,993      15,232,342        44,504,695
                                 ---------------  --------------- ---------------  ----------------
     Net increase (decrease)
       in net assets............     (4,927,520)        (176,291)      62,995,394        35,902,090
NET ASSETS:
   Beginning of year............      83,512,450       83,688,741     266,463,408       230,561,318
                                 ---------------  --------------- ---------------  ----------------
   End of year.................. $    78,584,930  $    83,512,450 $   329,458,802  $    266,463,408
                                 ===============  =============== ===============  ================

                                                 MSF                           MSF BARCLAYS
                                 BAILLIE GIFFORD INTERNATIONAL STOCK   CAPITAL AGGREGATE BOND INDEX
                                             SUB-ACCOUNT                        SUB-ACCOUNT
                                 ----------------------------------- ---------------------------------
                                        2012             2011              2012             2011
                                  ---------------- ----------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).  $       (13,133) $          (467)  $      2,743,171  $     1,947,945
   Net realized gains (losses)..         (385,254)        (261,978)           313,783          315,491
   Change in unrealized gains
     (losses) on investments....           847,778        (504,227)         (228,315)        4,224,865
                                  ---------------- ----------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations..........           449,391        (766,672)         2,828,639        6,488,301
                                  ---------------- ----------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.......             3,449           10,658         8,092,766       28,770,480
   Net transfers (including fixed
     account)...................            78,870           61,173        18,316,110       14,687,646
   Contract charges.............             (851)          (1,072)       (1,557,565)        (982,596)
   Transfers for contract benefits
     and terminations...........         (748,795)        (480,245)       (6,300,163)      (5,464,816)
                                  ---------------- ----------------  ----------------  ---------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions....         (667,327)        (409,486)        18,551,148       37,010,714
                                  ---------------- ----------------  ----------------  ---------------
     Net increase (decrease)
       in net assets............         (217,936)      (1,176,158)        21,379,787       43,499,015
NET ASSETS:
   Beginning of year............         2,803,543        3,979,701       130,173,979       86,674,964
                                  ---------------- ----------------  ----------------  ---------------
   End of year..................  $      2,585,607 $      2,803,543  $    151,553,766  $   130,173,979
                                  ================ ================  ================  ===============


                                     MSF BLACKROCK BOND INCOME
                                            SUB-ACCOUNT
                                 ---------------------------------
                                       2012             2011
                                 ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss). $       421,147  $      1,050,232
   Net realized gains (losses)..         610,488           209,734
   Change in unrealized gains
     (losses) on investments....       1,764,307         1,003,839
                                 ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations..........       2,795,942         2,263,805
                                 ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.......       7,467,492         5,985,522
   Net transfers (including fixed
     account)...................       3,261,765           415,326
   Contract charges.............       (523,968)         (455,472)
   Transfers for contract benefits
     and terminations...........     (4,651,283)       (6,006,341)
                                 ---------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions....       5,554,006          (60,965)
                                 ---------------  ----------------
     Net increase (decrease)
       in net assets............       8,349,948         2,202,840
NET ASSETS:
   Beginning of year............      49,538,985        47,336,145
                                 ---------------  ----------------
   End of year.................. $    57,888,933  $     49,538,985
                                 ===============  ================

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period May 2, 2011 to December 31, 2011.
(c) For the period April 30, 2012 to December 31, 2012.
(d) For the period November 12, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011


                                                                             MSF BLACKROCK
                                   MSF BLACKROCK LARGE CAP VALUE        LEGACY LARGE CAP GROWTH
                                            SUB-ACCOUNT                       SUB-ACCOUNT
                                 --------------------------------- ---------------------------------
                                   2012             2011             2012             2011
                                 ---------------- ---------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss). $          7,990 $        (5,040) $      (164,210) $      (172,815)
   Net realized gains (losses)..          387,537         (83,604)          625,272          528,200
   Change in unrealized gains
     (losses) on investments....         (36,111)          126,889        1,002,738      (1,851,168)
                                 ---------------- ---------------- ---------------- ----------------
     Net increase (decrease)
       in net assets resulting
       from operations..........          359,416           38,245        1,463,800      (1,495,783)
                                 ---------------- ---------------- ---------------- ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.......          199,805          188,074        1,584,174        2,010,128
   Net transfers (including fixed
     account)...................        (190,041)          346,199      (1,606,379)        2,344,082
   Contract charges.............            (160)            (212)         (99,934)         (76,170)
   Transfers for contract benefits
     and terminations...........        (282,152)        (554,227)        (858,701)        (996,762)
                                 ---------------- ---------------- ---------------- ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions....        (272,548)         (20,166)        (980,840)        3,281,278
                                 ---------------- ---------------- ---------------- ----------------
     Net increase (decrease)
       in net assets............           86,868           18,079          482,960        1,785,495
NET ASSETS:
   Beginning of year............        2,890,664        2,872,585       11,348,650        9,563,155
                                 ---------------- ---------------- ---------------- ----------------
   End of year.................. $      2,977,532 $      2,890,664 $     11,831,610 $     11,348,650
                                 ================ ================ ================ ================


                                   MSF BLACKROCK MONEY MARKET          MSF DAVIS VENTURE VALUE
                                           SUB-ACCOUNT                       SUB-ACCOUNT
                                 -------------------------------- ---------------------------------
                                  2012             2011                 2012             2011
                                 ---------------  --------------- ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss). $   (9,036,407)  $   (9,579,710) $   (5,420,518)  $    (3,661,209)
   Net realized gains (losses)..              --               --      16,667,444         3,865,479
   Change in unrealized gains
     (losses) on investments....              --               --      50,920,457      (37,130,418)
                                 ---------------  --------------- ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations..........     (9,036,407)      (9,579,710)      62,167,383      (36,926,148)
                                 ---------------  --------------- ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.......      73,504,419      174,296,327      14,661,575        68,707,355
   Net transfers (including fixed
     account)...................     (7,665,689)       42,625,335    (59,639,705)         1,728,239
   Contract charges.............     (5,431,164)      (5,507,909)     (5,059,157)       (4,208,506)
   Transfers for contract benefits
     and terminations...........   (115,886,270)    (122,094,836)    (38,956,468)      (36,932,443)
                                 ---------------  --------------- ---------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions....    (55,478,704)       89,318,917    (88,993,755)        29,294,645
                                 ---------------  --------------- ---------------  ----------------
     Net increase (decrease)
       in net assets............    (64,515,111)       79,739,207    (26,826,372)       (7,631,503)
NET ASSETS:
   Beginning of year............     633,625,012      553,885,805     599,153,697       606,785,200
                                 ---------------  --------------- ---------------  ----------------
   End of year.................. $   569,109,901  $   633,625,012 $   572,327,325  $    599,153,697
                                 ===============  =============== ===============  ================


                                       MSF FI VALUE LEADERS               MSF JENNISON GROWTH
                                            SUB-ACCOUNT                       SUB-ACCOUNT
                                 --------------------------------- ---------------------------------
                                       2012             2011             2012             2011
                                 ---------------- ---------------- ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss). $       (33,059) $       (36,847) $    (6,766,082)  $   (3,862,754)
   Net realized gains (losses)..         (59,964)        (166,827)       52,244,975        4,303,744
   Change in unrealized gains
     (losses) on investments....          720,622        (198,036)     (18,349,887)      (4,175,864)
                                 ---------------- ---------------- ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations..........          627,599        (401,710)       27,129,006      (3,734,874)
                                 ---------------- ---------------- ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.......          473,088          502,756       10,762,342       28,373,571
   Net transfers (including fixed
     account)...................         (46,877)          339,769      213,225,860      (3,830,425)
   Contract charges.............         (44,480)         (40,341)      (3,408,013)      (1,729,006)
   Transfers for contract benefits
     and terminations...........        (505,477)      (1,066,219)     (27,116,459)     (14,724,813)
                                 ---------------- ---------------- ----------------  ---------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions....        (123,746)        (264,035)      193,463,730        8,089,327
                                 ---------------- ---------------- ----------------  ---------------
     Net increase (decrease)
       in net assets............          503,853        (665,745)      220,592,736        4,354,453
NET ASSETS:
   Beginning of year............        4,601,785        5,267,530      248,172,110      243,817,657
                                 ---------------- ---------------- ----------------  ---------------
   End of year.................. $      5,105,638 $      4,601,785 $    468,764,846  $   248,172,110
                                 ================ ================ ================  ===============


                                 MSF LOOMIS SAYLES SMALL CAP CORE
                                            SUB-ACCOUNT
                                 ---------------------------------
                                       2012             2011
                                 ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss). $     (204,728)  $      (163,817)
   Net realized gains (losses)..         586,780           236,293
   Change in unrealized gains
     (losses) on investments....         882,105         (316,577)
                                 ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations..........       1,264,157         (244,101)
                                 ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.......       1,667,845         3,145,758
   Net transfers (including fixed
     account)...................       (236,709)           790,442
   Contract charges.............       (146,127)          (97,951)
   Transfers for contract benefits
     and terminations...........       (534,188)         (500,976)
                                 ---------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions....         750,821         3,337,273
                                 ---------------  ----------------
     Net increase (decrease)
       in net assets............       2,014,978         3,093,172
NET ASSETS:
   Beginning of year............      10,317,247         7,224,075
                                 ---------------  ----------------
   End of year.................. $    12,332,225  $     10,317,247
                                 ===============  ================

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period May 2, 2011 to December 31, 2011.
(c) For the period April 30, 2012 to December 31, 2012.
(d) For the period November 12, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011


                                                MSF LOOMIS
                                               SAYLES SMALL                                            MSF MET/DIMENSIONAL
                                                CAP GROWTH      MSF MET/ARTISAN MID CAP VALUE      INTERNATIONAL SMALL COMPANY
                                                SUB-ACCOUNT              SUB-ACCOUNT                       SUB-ACCOUNT
                                             ---------------- --------------------------------- --------------------------------
                                                 2012 (c)           2012             2011            2012              2011
                                             ---------------- ---------------- ---------------- ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)............. $          (109) $    (1,777,619) $    (1,804,625) $       301,440  $       163,960
   Net realized gains (losses)..............                1      (3,905,883)      (4,721,063)       3,990,436        1,929,239
   Change in unrealized gains
     (losses) on investments................            1,023       26,191,820       16,718,666       3,392,556     (11,314,641)
                                             ---------------- ---------------- ---------------- ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations......................              915       20,508,318       10,192,978       7,684,432      (9,221,442)
                                             ---------------- ---------------- ---------------- ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...................           37,207        4,670,705       14,435,287       2,031,164       12,367,561
   Net transfers (including fixed
     account)...............................            2,807      (4,614,193)      (4,525,054)     (1,495,504)       10,261,540
   Contract charges.........................               --      (1,472,349)      (1,217,992)       (519,052)        (349,341)
   Transfers for contract benefits
     and terminations.......................              (2)     (17,348,925)     (17,228,405)     (2,307,911)      (1,583,390)
                                             ---------------- ---------------- ---------------- ---------------  ---------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions................           40,012     (18,764,762)      (8,536,164)     (2,291,303)       20,696,370
                                             ---------------- ---------------- ---------------- ---------------  ---------------
     Net increase (decrease)
       in net assets........................           40,927        1,743,556        1,656,814       5,393,129       11,474,928
NET ASSETS:
   Beginning of year........................               --      215,514,020      213,857,206      47,225,164       35,750,236
                                             ---------------- ---------------- ---------------- ---------------  ---------------
   End of year.............................. $         40,927 $    217,257,576 $    215,514,020 $    52,618,293  $    47,225,164
                                             ================ ================ ================ ===============  ===============


                                                                                             MSF METLIFE
                                             MSF METLIFE CONSERVATIVE ALLOCATION CONSERVATIVE TO MODERATE ALLOCATION
                                                         SUB-ACCOUNT                         SUB-ACCOUNT
                                             ----------------------------------- -----------------------------------
                                                    2012             2011               2012             2011
                                              ---------------  ----------------   ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).............  $       152,780  $         67,670   $         85,571  $        31,247
   Net realized gains (losses)..............          493,943           122,681            122,762          249,879
   Change in unrealized gains
     (losses) on investments................           57,363          (26,700)            444,706        (318,879)
                                              ---------------  ----------------   ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations......................          704,086           163,651            653,039         (37,753)
                                              ---------------  ----------------   ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...................           26,093             9,587              7,045           27,147
   Net transfers (including fixed
     account)...............................        (539,314)         1,116,876            495,113        (917,334)
   Contract charges.........................         (83,156)          (77,051)           (61,615)         (63,552)
   Transfers for contract benefits
     and terminations.......................        (848,031)         (815,906)          (660,740)      (1,122,419)
                                              ---------------  ----------------   ----------------  ---------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions................      (1,444,408)           233,506          (220,197)      (2,076,158)
                                              ---------------  ----------------   ----------------  ---------------
     Net increase (decrease)
       in net assets........................        (740,322)           397,157            432,842      (2,113,911)
NET ASSETS:
   Beginning of year........................       10,395,348         9,998,191          7,143,945        9,257,856
                                              ---------------  ----------------   ----------------  ---------------
   End of year..............................  $     9,655,026  $     10,395,348   $      7,576,787  $     7,143,945
                                              ===============  ================   ================  ===============



                                              MSF METLIFE MID CAP STOCK INDEX  MSF METLIFE MODERATE ALLOCATION
                                                        SUB-ACCOUNT                      SUB-ACCOUNT
                                             -------------------------------- ---------------------------------
                                                  2012              2011            2012             2011
                                             ---------------  --------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)............. $     (572,617)  $     (611,052) $        277,463 $       (96,570)
   Net realized gains (losses)..............       4,370,936        3,676,366          338,723           92,206
   Change in unrealized gains
     (losses) on investments................       8,138,980      (6,803,063)        3,990,206      (1,412,843)
                                             ---------------  --------------- ---------------- ----------------
     Net increase (decrease)
       in net assets resulting
       from operations......................      11,937,299      (3,737,749)        4,606,392      (1,417,207)
                                             ---------------  --------------- ---------------- ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...................       5,096,199       21,214,056          235,760          529,488
   Net transfers (including fixed
     account)...............................     (1,239,620)        4,811,816      (2,028,081)          755,597
   Contract charges.........................       (736,669)        (495,418)        (397,645)        (401,703)
   Transfers for contract benefits
     and terminations.......................     (3,873,437)      (3,459,711)      (5,009,708)      (3,899,306)
                                             ---------------  --------------- ---------------- ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions................       (753,527)       22,070,743      (7,199,674)      (3,015,924)
                                             ---------------  --------------- ---------------- ----------------
     Net increase (decrease)
       in net assets........................      11,183,772       18,332,994      (2,593,282)      (4,433,131)
NET ASSETS:
   Beginning of year........................      77,805,929       59,472,935       44,282,730       48,715,861
                                             ---------------  --------------- ---------------- ----------------
   End of year.............................. $    88,989,701  $    77,805,929 $     41,689,448 $     44,282,730
                                             ===============  =============== ================ ================

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period May 2, 2011 to December 31, 2011.
(c) For the period April 30, 2012 to December 31, 2012.
(d) For the period November 12, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011


                                            MSF METLIFE
                                 MODERATE TO AGGRESSIVE ALLOCATION      MSF METLIFE STOCK INDEX
                                            SUB-ACCOUNT                       SUB-ACCOUNT
                                 --------------------------------- ---------------------------------
                                       2012             2011             2012             2011
                                 ----------------  --------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss). $         87,401  $     (161,655) $      (576,725) $      (541,316)
   Net realized gains (losses)..         (18,329)        (336,754)       16,988,226        6,222,006
   Change in unrealized gains
     (losses) on investments....        6,305,708      (2,412,130)       36,899,374      (6,858,838)
                                 ----------------  --------------- ---------------- ----------------
     Net increase (decrease)
       in net assets resulting
       from operations..........        6,374,780      (2,910,539)       53,310,875      (1,178,148)
                                 ----------------  --------------- ---------------- ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.......          490,083          354,953       13,972,783       35,862,652
   Net transfers (including fixed
     account)...................        (857,665)        (692,805)       52,688,716        3,699,860
   Contract charges.............        (518,714)        (534,363)      (2,778,637)      (1,876,090)
   Transfers for contract benefits
     and terminations...........      (2,489,601)      (5,262,248)     (26,428,489)     (23,701,570)
                                 ----------------  --------------- ---------------- ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions....      (3,375,897)      (6,134,463)       37,454,373       13,984,852
                                 ----------------  --------------- ---------------- ----------------
     Net increase (decrease)
       in net assets............        2,998,883      (9,045,002)       90,765,248       12,806,704
NET ASSETS:
   Beginning of year............       48,721,974       57,766,976      355,993,780      343,187,076
                                 ----------------  --------------- ---------------- ----------------
   End of year.................. $     51,720,857  $    48,721,974 $    446,759,028 $    355,993,780
                                 ================  =============== ================ ================


                                       MSF MFS TOTAL RETURN                 MSF MFS VALUE
                                            SUB-ACCOUNT                      SUB-ACCOUNT
                                 -------------------------------- ---------------------------------
                                      2012              2011            2012             2011
                                 ---------------  --------------- ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss). $       424,862  $       420,877 $        114,295  $      (51,339)
   Net realized gains (losses)..       (156,072)        (473,539)        1,137,911          110,867
   Change in unrealized gains
     (losses) on investments....       3,058,830          350,834        5,105,739        (361,758)
                                 ---------------  --------------- ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations..........       3,327,620          298,172        6,357,945        (302,230)
                                 ---------------  --------------- ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.......       2,818,361        1,538,084        4,333,740        5,478,914
   Net transfers (including fixed
     account)...................       (315,421)        (917,347)      (2,214,337)      (3,242,915)
   Contract charges.............       (109,645)         (94,916)        (405,280)        (342,572)
   Transfers for contract benefits
     and terminations...........     (6,767,115)      (5,109,884)      (3,551,720)      (3,266,565)
                                 ---------------  --------------- ----------------  ---------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions....     (4,373,820)      (4,584,063)      (1,837,597)      (1,373,138)
                                 ---------------  --------------- ----------------  ---------------
     Net increase (decrease)
       in net assets............     (1,046,200)      (4,285,891)        4,520,348      (1,675,368)
NET ASSETS:
   Beginning of year............      36,390,818       40,676,709       43,754,913       45,430,281
                                 ---------------  --------------- ----------------  ---------------
   End of year.................. $    35,344,618  $    36,390,818 $     48,275,261  $    43,754,913
                                 ===============  =============== ================  ===============


                                        MSF MSCI EAFE INDEX          MSF NEUBERGER BERMAN GENESIS
                                            SUB-ACCOUNT                       SUB-ACCOUNT
                                 --------------------------------- ---------------------------------
                                       2012             2011             2012              2011
                                 ---------------  ---------------- ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss). $     1,054,723  $        516,838 $      (124,305)  $      (65,542)
   Net realized gains (losses)..       (680,643)         (214,534)        (160,855)        (367,718)
   Change in unrealized gains
     (losses) on investments....      11,210,227      (11,175,105)        1,235,418          835,096
                                 ---------------  ---------------- ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations..........      11,584,307      (10,872,801)          950,258          401,836
                                 ---------------  ---------------- ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.......       5,049,892        17,895,684        1,660,390        1,545,630
   Net transfers (including fixed
     account)...................       (493,052)         6,493,942      (1,236,464)          425,035
   Contract charges.............       (714,896)         (482,401)         (14,681)          (1,915)
   Transfers for contract benefits
     and terminations...........     (3,180,913)       (2,709,903)        (827,588)        (833,642)
                                 ---------------  ---------------- ----------------  ---------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions....         661,031        21,197,322        (418,343)        1,135,108
                                 ---------------  ---------------- ----------------  ---------------
     Net increase (decrease)
       in net assets............      12,245,338        10,324,521          531,915        1,536,944
NET ASSETS:
   Beginning of year............      69,159,210        58,834,689       11,266,993        9,730,049
                                 ---------------  ---------------- ----------------  ---------------
   End of year.................. $    81,404,548  $     69,159,210 $     11,798,908  $    11,266,993
                                 ===============  ================ ================  ===============


                                   MSF OPPENHEIMER GLOBAL EQUITY
                                            SUB-ACCOUNT
                                 ---------------------------------
                                       2012              2011
                                 ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss). $        (7,496)  $        33,748
   Net realized gains (losses)..           25,191           32,088
   Change in unrealized gains
     (losses) on investments....        1,707,146      (1,057,952)
                                 ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations..........        1,724,841        (992,116)
                                 ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.......           93,332           14,604
   Net transfers (including fixed
     account)...................           42,419        (112,692)
   Contract charges.............         (47,022)         (48,035)
   Transfers for contract benefits
     and terminations...........      (1,160,102)        (803,879)
                                 ----------------  ---------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions....      (1,071,373)        (950,002)
                                 ----------------  ---------------
     Net increase (decrease)
       in net assets............          653,468      (1,942,118)
NET ASSETS:
   Beginning of year............        9,330,001       11,272,119
                                 ----------------  ---------------
   End of year.................. $      9,983,469  $     9,330,001
                                 ================  ===============

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period May 2, 2011 to December 31, 2011.
(c) For the period April 30, 2012 to December 31, 2012.
(d) For the period November 12, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011


                                                                                 MSF                              MSF
                                     MSF RUSSELL 2000 INDEX        T. ROWE PRICE LARGE CAP GROWTH   T. ROWE PRICE SMALL CAP GROWTH
                                           SUB-ACCOUNT                       SUB-ACCOUNT                      SUB-ACCOUNT
                                 -------------------------------- -------------------------------- --------------------------------
                                      2012             2011             2012             2011            2012             2011
                                 ---------------  --------------- ---------------  --------------- ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss). $     (489,405)  $     (411,085) $      (26,562)  $      (23,368) $     (120,658)  $     (128,231)
   Net realized gains (losses)..       3,012,181          817,885         134,449           50,572       1,108,096          674,320
   Change in unrealized gains
     (losses) on investments....       8,632,997      (4,414,923)         129,142         (71,297)          44,932        (496,604)
                                 ---------------  --------------- ---------------  --------------- ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations..........      11,155,773      (4,008,123)         237,029         (44,093)       1,032,370           49,485
                                 ---------------  --------------- ---------------  --------------- ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.......       4,246,140       17,451,216           3,080           10,423         162,113          164,091
   Net transfers (including fixed
     account)...................      16,541,440        6,432,166         255,979          290,485       (200,702)        (107,084)
   Contract charges.............       (752,572)        (418,129)           (569)            (525)        (62,062)         (64,784)
   Transfers for contract benefits
     and terminations...........     (3,521,274)      (2,168,425)       (459,528)        (156,316)       (622,866)        (827,214)
                                 ---------------  --------------- ---------------  --------------- ---------------  ---------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions....      16,513,734       21,296,828       (201,038)          144,067       (723,517)        (834,991)
                                 ---------------  --------------- ---------------  --------------- ---------------  ---------------
     Net increase (decrease)
       in net assets............      27,669,507       17,288,705          35,991           99,974         308,853        (785,506)
NET ASSETS:
   Beginning of year............      64,081,468       46,792,763       1,465,621        1,365,647       7,500,142        8,285,648
                                 ---------------  --------------- ---------------  --------------- ---------------  ---------------
   End of year.................. $    91,750,975  $    64,081,468 $     1,501,612  $     1,465,621 $     7,808,995  $     7,500,142
                                 ===============  =============== ===============  =============== ===============  ===============

                                            MSF VAN ECK                   MSF WESTERN ASSET
                                     GLOBAL NATURAL RESOURCES        MANAGEMENT U.S. GOVERNMENT        NEUBERGER BERMAN GENESIS
                                            SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                 -------------------------------- -------------------------------- --------------------------------
                                       2012             2011            2012             2011            2012             2011
                                 ---------------  --------------- ---------------  --------------- ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss). $   (1,735,261)  $     (462,898) $     1,122,805  $     (708,643) $          (52)  $           (3)
   Net realized gains (losses)..       5,438,424        9,617,357         531,096        7,987,260             348              710
   Change in unrealized gains
     (losses) on investments....     (1,471,349)     (31,541,279)       2,934,349        1,445,269             363            (351)
                                 ---------------  --------------- ---------------  --------------- ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations..........       2,231,814     (22,386,820)       4,588,250        8,723,886             659              356
                                 ---------------  --------------- ---------------  --------------- ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.......       3,689,394       34,219,632      39,776,656       59,541,185              --               --
   Net transfers (including fixed
     account)...................       4,851,544       23,949,431       8,514,246       18,969,886              --               --
   Contract charges.............     (1,484,490)        (935,611)     (2,890,949)      (1,915,584)              --               --
   Transfers for contract benefits
     and terminations...........     (3,724,214)      (2,885,420)    (22,207,896)     (14,697,313)             (1)          (1,576)
                                 ---------------  --------------- ---------------  --------------- ---------------  ---------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions....       3,332,234       54,348,032      23,192,057       61,898,174             (1)          (1,576)
                                 ---------------  --------------- ---------------  --------------- ---------------  ---------------
     Net increase (decrease)
       in net assets............       5,564,048       31,961,212      27,780,307       70,622,060             658          (1,220)
NET ASSETS:
   Beginning of year............     106,332,935       74,371,723     285,529,978      214,907,918           7,443            8,663
                                 ---------------  --------------- ---------------  --------------- ---------------  ---------------
   End of year.................. $   111,896,983  $   106,332,935 $   313,310,285  $   285,529,978 $         8,101  $         7,443
                                 ===============  =============== ===============  =============== ===============  ===============


                                     OPPENHEIMER VA CORE BOND
                                            SUB-ACCOUNT
                                 ---------------------------------
                                       2012             2011
                                 ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss). $            311 $            447
   Net realized gains (losses)..            (598)            (199)
   Change in unrealized gains
     (losses) on investments....            1,084              420
                                 ---------------- ----------------
     Net increase (decrease)
       in net assets resulting
       from operations..........              797              668
                                 ---------------- ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.......               --               --
   Net transfers (including fixed
     account)...................               --               --
   Contract charges.............               --               --
   Transfers for contract benefits
     and terminations...........          (1,889)            (403)
                                 ---------------- ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions....          (1,889)            (403)
                                 ---------------- ----------------
     Net increase (decrease)
       in net assets............          (1,092)              265
NET ASSETS:
   Beginning of year............           10,150            9,885
                                 ---------------- ----------------
   End of year.................. $          9,058 $         10,150
                                 ================ ================

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period May 2, 2011 to December 31, 2011.
(c) For the period April 30, 2012 to December 31, 2012.
(d) For the period November 12, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011


                                          OPPENHEIMER VA                   OPPENHEIMER VA
                                      GLOBAL STRATEGIC INCOME       MAIN STREET SMALL- & MID-CAP
                                            SUB-ACCOUNT                      SUB-ACCOUNT
                                 --------------------------------- --------------------------------
                                       2012             2011            2012             2011
                                 ---------------- ---------------- ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss). $            199 $             76 $     (928,472)  $     (767,564)
   Net realized gains (losses)..               54               58       1,063,609          203,212
   Change in unrealized gains
     (losses) on investments....              229            (154)      13,086,051      (2,478,847)
                                 ---------------- ---------------- ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations..........              482             (20)      13,221,188      (3,043,199)
                                 ---------------- ---------------- ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.......               --               --       7,613,898       19,198,573
   Net transfers (including fixed
     account)...................                5               --     (1,388,199)      (1,296,984)
   Contract charges.............               --               --       (862,843)        (583,543)
   Transfers for contract benefits
     and terminations...........               --              (2)     (3,986,210)      (3,112,303)
                                 ---------------- ---------------- ---------------  ---------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions....                5              (2)       1,376,646       14,205,743
                                 ---------------- ---------------- ---------------  ---------------
     Net increase (decrease)
       in net assets............              487             (22)      14,597,834       11,162,544
NET ASSETS:
   Beginning of year............            4,075            4,097      81,494,321       70,331,777
                                 ---------------- ---------------- ---------------  ---------------
   End of year.................. $          4,562 $          4,075 $    96,092,155  $    81,494,321
                                 ================ ================ ===============  ===============


                                    OPPENHEIMER VA MAIN STREET           OPPENHEIMER VA MONEY
                                            SUB-ACCOUNT                       SUB-ACCOUNT
                                 --------------------------------- ---------------------------------
                                       2012             2011             2012             2011
                                 ---------------  ---------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss). $         (512)  $          (135) $        (1,590) $        (1,601)
   Net realized gains (losses)..           4,748               433               --               --
   Change in unrealized gains
     (losses) on investments....          10,567           (1,737)               --               --
                                 ---------------  ---------------- ---------------- ----------------
     Net increase (decrease)
       in net assets resulting
       from operations..........          14,803           (1,439)          (1,590)          (1,601)
                                 ---------------  ---------------- ---------------- ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.......              --                --               --               --
   Net transfers (including fixed
     account)...................              --                --               --               --
   Contract charges.............              --                --               --               --
   Transfers for contract benefits
     and terminations...........        (38,440)          (10,510)            (154)               --
                                 ---------------  ---------------- ---------------- ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions....        (38,440)          (10,510)            (154)               --
                                 ---------------  ---------------- ---------------- ----------------
     Net increase (decrease)
       in net assets............        (23,637)          (11,949)          (1,744)          (1,601)
NET ASSETS:
   Beginning of year............         107,300           119,249          114,709          116,310
                                 ---------------  ---------------- ---------------- ----------------
   End of year.................. $        83,663  $        107,300 $        112,965 $        114,709
                                 ===============  ================ ================ ================


                                   PIONEER VCT EMERGING MARKETS       PIONEER VCT EQUITY INCOME       PIONEER VCT FUNDAMENTAL VALUE
                                            SUB-ACCOUNT                      SUB-ACCOUNT                       SUB-ACCOUNT
                                 -------------------------------- --------------------------------- --------------------------------
                                       2012             2011            2012             2011            2012              2011
                                 ---------------  --------------- ---------------- ---------------- ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss). $      (11,558)  $      (14,258) $         11,313 $          1,420 $      (11,306)  $      (16,195)
   Net realized gains (losses)..          25,278          130,082            4,300           25,366          39,918           66,099
   Change in unrealized gains
     (losses) on investments....          54,203        (342,409)           22,355          (8,175)         154,904        (151,331)
                                 ---------------  --------------- ---------------- ---------------- ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations..........          67,923        (226,585)           37,968           18,611         183,516        (101,427)
                                 ---------------  --------------- ---------------- ---------------- ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.......           3,564            1,532            3,646           17,935           3,689           49,717
   Net transfers (including fixed
     account)...................          97,437        (235,661)          142,735            2,188         (8,654)         (11,643)
   Contract charges.............         (8,283)          (7,667)          (5,521)          (3,408)        (24,154)         (22,314)
   Transfers for contract benefits
     and terminations...........        (75,321)         (38,456)          (1,130)         (39,808)        (53,735)         (71,015)
                                 ---------------  --------------- ---------------- ---------------- ---------------  ---------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions....          17,397        (280,252)          139,730         (23,093)        (82,854)         (55,255)
                                 ---------------  --------------- ---------------- ---------------- ---------------  ---------------
     Net increase (decrease)
       in net assets............          85,320        (506,837)          177,698          (4,482)         100,662        (156,682)
NET ASSETS:
   Beginning of year............         705,700        1,212,537          371,272          375,754       2,036,161        2,192,843
                                 ---------------  --------------- ---------------- ---------------- ---------------  ---------------
   End of year.................. $       791,020  $       705,700 $        548,970 $        371,272 $     2,136,823  $     2,036,161
                                 ===============  =============== ================ ================ ===============  ===============

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period May 2, 2011 to December 31, 2011.
(c) For the period April 30, 2012 to December 31, 2012.
(d) For the period November 12, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011


                                           PIONEER VCT                     PIONEER VCT
                                   IBBOTSON GROWTH ALLOCATION     IBBOTSON MODERATE ALLOCATION       PIONEER VCT MID CAP VALUE
                                           SUB-ACCOUNT                     SUB-ACCOUNT                      SUB-ACCOUNT
                                -------------------------------- ------------------------------- --------------------------------
                                      2012            2011            2012             2011            2012            2011
                                ---------------  --------------- --------------- --------------- ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) $        19,019  $        54,501 $       255,252 $       258,516 $     (308,091)  $     (382,036)
   Net realized gains (losses).         369,421          570,575         292,055         478,836        (22,002)        (196,587)
   Change in unrealized gains
     (losses) on investments...       1,375,293      (1,522,642)       2,023,933     (1,687,092)       4,990,668      (3,104,961)
                                ---------------  --------------- --------------- --------------- ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.........       1,763,733        (897,566)       2,571,240       (949,740)       4,660,575      (3,683,584)
                                ---------------  --------------- --------------- --------------- ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners......         641,966          511,714         195,281         328,456       7,895,929       10,108,088
   Net transfers (including fixed
     account)..................       (586,915)           91,092         603,458       (397,747)         302,978           93,726
   Contract charges............       (176,884)        (171,221)       (347,432)       (304,770)       (363,551)        (247,775)
   Transfers for contract benefits
     and terminations..........       (271,037)      (1,184,076)       (549,849)       (224,335)     (5,196,081)      (3,747,196)
                                ---------------  --------------- --------------- --------------- ---------------  ---------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions...       (392,870)        (752,491)        (98,542)       (598,396)       2,639,275        6,206,843
                                ---------------  --------------- --------------- --------------- ---------------  ---------------
     Net increase (decrease)
       in net assets...........       1,370,863      (1,650,057)       2,472,698     (1,548,136)       7,299,850        2,523,259
NET ASSETS:
   Beginning of year...........      17,736,364       19,386,421      25,968,930      27,517,066      49,145,077       46,621,818
                                ---------------  --------------- --------------- --------------- ---------------  ---------------
   End of year................. $    19,107,227  $    17,736,364 $    28,441,628 $    25,968,930 $    56,444,927  $    49,145,077
                                ===============  =============== =============== =============== ===============  ===============


                                PIONEER VCT REAL ESTATE SHARES      T. ROWE PRICE GROWTH STOCK    T. ROWE PRICE INTERNATIONAL STOCK
                                          SUB-ACCOUNT                       SUB-ACCOUNT                      SUB-ACCOUNT
                                -------------------------------- -------------------------------- ---------------------------------
                                     2012             2011             2012            2011             2012             2011
                                --------------- ---------------- ---------------  ---------------  --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) $         1,265 $          1,519 $      (47,423)  $      (59,282)  $         2,166 $         2,664
   Net realized gains (losses).          26,262           38,424         237,825          190,162          (5,645)           7,435
   Change in unrealized gains
     (losses) on investments...           8,731         (16,981)         849,311        (236,045)          113,047       (113,333)
                                --------------- ---------------- ---------------  ---------------  --------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.........          36,258           22,962       1,039,713        (105,165)          109,568       (103,234)
                                --------------- ---------------- ---------------  ---------------  --------------- ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners......           1,012            5,618         218,037          216,607           27,542          41,333
   Net transfers (including fixed
     account)..................           3,518           32,428       (456,841)        (663,078)        (158,822)        (34,802)
   Contract charges............         (2,765)          (2,402)         (1,517)          (1,812)            (158)           (248)
   Transfers for contract benefits
     and terminations..........        (52,356)         (40,967)       (410,744)        (601,473)         (43,778)       (129,646)
                                --------------- ---------------- ---------------  ---------------  --------------- ---------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions...        (50,591)          (5,323)       (651,065)      (1,049,756)        (175,216)       (123,363)
                                --------------- ---------------- ---------------  ---------------  --------------- ---------------
     Net increase (decrease)
       in net assets...........        (14,333)           17,639         388,648      (1,154,921)         (65,648)       (226,597)
NET ASSETS:
   Beginning of year...........         251,847          234,208       6,015,937        7,170,858          705,529         932,126
                                --------------- ---------------- ---------------  ---------------  --------------- ---------------
   End of year................. $       237,514 $        251,847 $     6,404,585  $     6,015,937  $       639,881 $       705,529
                                =============== ================ ===============  ===============  =============== ===============


                                   T. ROWE PRICE PRIME RESERVE
                                           SUB-ACCOUNT
                                --------------------------------
                                      2012             2011
                                ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) $       (7,879)  $       (9,971)
   Net realized gains (losses).              --               --
   Change in unrealized gains
     (losses) on investments...              --               --
                                ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.........         (7,879)          (9,971)
                                ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners......             301              256
   Net transfers (including fixed
     account)..................       (199,272)        (193,918)
   Contract charges............           (187)            (252)
   Transfers for contract benefits
     and terminations..........        (43,573)         (86,977)
                                ---------------  ---------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions...       (242,731)        (280,891)
                                ---------------  ---------------
     Net increase (decrease)
       in net assets...........       (250,610)        (290,862)
NET ASSETS:
   Beginning of year...........         973,756        1,264,618
                                ---------------  ---------------
   End of year................. $       723,146  $       973,756
                                ===============  ===============

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period May 2, 2011 to December 31, 2011.
(c) For the period April 30, 2012 to December 31, 2012.
(d) For the period November 12, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011


                                                                                                   UIF U.S. REAL ESTATE
                                                                                                        SUB-ACCOUNT
                                                                                             ---------------------------------
                                                                                                   2012             2011
                                                                                             ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)............................................................. $      (505,482) $      (457,211)
   Net realized gains (losses)..............................................................        (531,267)      (1,101,621)
   Change in unrealized gains (losses) on investments.......................................       11,927,777        4,597,096
                                                                                             ---------------- ----------------
     Net increase (decrease) in net assets resulting from operations........................       10,891,028        3,038,264
                                                                                             ---------------- ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received from contract owners..........................................       13,220,555       14,746,373
   Net transfers (including fixed account)..................................................          684,788      (3,659,645)
   Contract charges.........................................................................        (537,546)        (314,694)
   Transfers for contract benefits and terminations.........................................     (10,065,780)      (6,209,041)
                                                                                             ---------------- ----------------
     Net increase (decrease) in net assets resulting from contract transactions.............        3,302,017        4,562,993
                                                                                             ---------------- ----------------
     Net increase (decrease) in net assets..................................................       14,193,045        7,601,257
NET ASSETS:
   Beginning of year........................................................................       76,564,905       68,963,648
                                                                                             ---------------- ----------------
   End of year.............................................................................. $     90,757,950 $     76,564,905
                                                                                             ================ ================

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period May 2, 2011 to December 31, 2011.
(c) For the period April 30, 2012 to December 31, 2012.
(d) For the period November 12, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
                      NOTES TO THE FINANCIAL STATEMENTS



1. ORGANIZATION


MetLife Investors USA Separate Account A (the "Separate Account"), a separate account of MetLife Investors USA Insurance Company (the "Company"), was established by the Company's Board of Directors on May 29, 1980 to support operations of the Company with respect to certain variable annuity contracts (the "Contracts"). The Company is an indirect wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the Delaware Department of Insurance.

The Separate Account is divided into Sub-Accounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Sub-Account invests in shares of the corresponding portfolio, series, or fund (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

AIM Variable Insurance Funds (Invesco Variable                 Met Investors Series Trust ("MIST")*
   Insurance Funds) ("Invesco V.I.")                           Metropolitan Series Fund ("MSF")*
American Funds Insurance Series ("American Funds")             MFS Variable Insurance Trust ("MFS VIT")
DWS Variable Series I ("DWS I")                                Neuberger Berman Equity Funds ("Neuberger
Federated Insurance Series ("Federated")                          Berman")
Fidelity Variable Insurance Products ("Fidelity VIP")          Oppenheimer Variable Account Funds
Franklin Templeton Variable Insurance Products Trust              ("Oppenheimer VA")
   ("FTVIPT")                                                  Pioneer Variable Contracts Trust ("Pioneer VCT")
Janus Aspen Series ("Janus Aspen")                             T. Rowe Price Growth Stock Fund, Inc.
Legg Mason Partners Variable Equity Trust                      T. Rowe Price International Funds, Inc.
   ("LMPVET")                                                  T. Rowe Price Prime Reserve Fund, Inc.
Legg Mason Partners Variable Income Trust                      The Alger Portfolios ("Alger")
   ("LMPVIT")                                                  The Universal Institutional Funds, Inc. ("UIF")

* See Note 5 for a discussion of additional information on related party transactions.

The assets of each of the Sub-Accounts of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.


2. LIST OF SUB-ACCOUNTS


A. Purchase payments, less any applicable charges, applied to the Separate Account are invested in one or more Sub-Accounts in accordance with the selection made by the contract owner. The following Sub-Accounts had net assets as of December 31, 2012:

Alger Small Cap Growth Sub-Account                       Fidelity VIP Equity-Income Sub-Account
American Funds Bond Sub-Account                          Fidelity VIP FundsManager 50% Sub-Account (b)
American Funds Global Growth Sub-Account                 Fidelity VIP FundsManager 60% Sub-Account
American Funds Global Small Capitalization               Fidelity VIP Growth Sub-Account
   Sub-Account                                           Fidelity VIP Index 500 Sub-Account
American Funds Growth Sub-Account                        Fidelity VIP Mid Cap Sub-Account
American Funds Growth-Income Sub-Account                 Fidelity VIP Money Market Sub-Account (a)
DWS I International Sub-Account                          Fidelity VIP Overseas Sub-Account
Federated High Income Bond Sub-Account                   FTVIPT Franklin Income Securities Sub-Account
Federated Kaufman Sub-Account                            FTVIPT Franklin Small Cap Value Securities
Fidelity VIP Asset Manager Sub-Account                     Sub-Account
Fidelity VIP Contrafund Sub-Account (a)                  FTVIPT Mutual Shares Securities Sub-Account

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2. LIST OF SUB-ACCOUNTS -- (CONTINUED)


FTVIPT Templeton Foreign Securities Sub-Account          MIST American Funds International Sub-Account
FTVIPT Templeton Global Bond Securities                  MIST American Funds Moderate Allocation
   Sub-Account                                             Sub-Account
Invesco V.I. Core Equity Sub-Account                     MIST AQR Global Risk Balanced Sub-Account
Invesco V.I. Global Real Estate Sub-Account              MIST BlackRock Global Tactical Strategies
Invesco V.I. International Growth Sub-Account (a)          Sub-Account
Invesco V.I. Van Kampen American Franchise               MIST BlackRock High Yield Sub-Account (a)
   Sub-Account                                           MIST BlackRock Large Cap Core Sub-Account (a)
Invesco V.I. Van Kampen American Value Sub-Account       MIST Clarion Global Real Estate Sub-Account
Invesco V.I. Van Kampen Equity and Income                MIST Dreman Small Cap Value Sub-Account (a)
   Sub-Account (a)                                       MIST Goldman Sachs Mid Cap Value Sub-Account
Invesco V.I. Van Kampen Growth and Income                MIST Harris Oakmark International Sub-Account (a)
   Sub-Account (a)                                       MIST Invesco Balanced-Risk Allocation
Janus Aspen Worldwide Sub-Account                          Sub-Account (b)
LMPVET ClearBridge Variable Aggressive Growth            MIST Invesco Small Cap Growth Sub-Account (a)
   Sub-Account (a)                                       MIST Janus Forty Sub-Account (a)
LMPVET ClearBridge Variable Appreciation                 MIST Jennison Large Cap Equity Sub-Account
   Sub-Account                                           MIST JPMorgan Global Active Allocation
LMPVET ClearBridge Variable Equity Income Builder          Sub-Account (b)
   Sub-Account (a)                                       MIST Legg Mason ClearBridge Aggressive Growth
LMPVET ClearBridge Variable Fundamental All Cap            Sub-Account
   Value Sub-Account                                     MIST Loomis Sayles Global Markets Sub-Account
LMPVET ClearBridge Variable Large Cap Growth             MIST Lord Abbett Bond Debenture Sub-Account (a)
   Sub-Account                                           MIST Lord Abbett Mid Cap Value Sub-Account
LMPVET ClearBridge Variable Large Cap Value              MIST Met/Eaton Vance Floating Rate Sub-Account
   Sub-Account                                           MIST Met/Franklin Low Duration Total Return
LMPVET ClearBridge Variable Small Cap Growth               Sub-Account
   Sub-Account                                           MIST Met/Franklin Mutual Shares Sub-Account
LMPVET Investment Counsel Variable Social                MIST Met/Franklin Templeton Founding Strategy
   Awareness Sub-Account                                   Sub-Account
LMPVET Variable Lifestyle Allocation 50%                 MIST Met/Templeton Growth Sub-Account
   Sub-Account                                           MIST Met/Templeton International Bond Sub-Account
LMPVET Variable Lifestyle Allocation 70%                 MIST MetLife Aggressive Strategy Sub-Account
   Sub-Account                                           MIST MetLife Balanced Plus Sub-Account
LMPVET Variable Lifestyle Allocation 85%                 MIST MetLife Balanced Strategy Sub-Account
   Sub-Account                                           MIST MetLife Defensive Strategy Sub-Account
LMPVIT Western Asset Variable Global High Yield          MIST MetLife Growth Strategy Sub-Account
   Bond Sub-Account                                      MIST MetLife Moderate Strategy Sub-Account
MFS VIT Investors Trust Sub-Account                      MIST MetLife Multi-Index Targeted Risk
MFS VIT New Discovery Sub-Account                          Sub-Account (b)
MFS VIT Research Sub-Account                             MIST MFS Emerging Markets Equity Sub-Account
MIST AllianceBernstein Global Dynamic Allocation         MIST MFS Research International Sub-Account (a)
   Sub-Account                                           MIST MLA Mid Cap Sub-Account
MIST American Funds Balanced Allocation Portfolio        MIST Morgan Stanley Mid Cap Growth Sub-Account (a)
   Sub-Account                                           MIST PIMCO Inflation Protected Bond Sub-Account
MIST American Funds Bond Sub-Account                     MIST PIMCO Total Return Sub-Account (a)
MIST American Funds Growth Allocation                    MIST Pioneer Fund Sub-Account (a)
   Sub-Account                                           MIST Pioneer Strategic Income Sub-Account (a)
MIST American Funds Growth Sub-Account                   MIST Pyramis Government Income Sub-Account

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2. LIST OF SUB-ACCOUNTS -- (CONCLUDED)


MIST RCM Technology Sub-Account (a)                        MSF MetLife Stock Index Sub-Account (a)
MIST Schroders Global Multi-Asset Sub-Account (b)          MSF MFS Total Return Sub-Account (a)
MIST SSgA Growth and Income ETF Sub-Account                MSF MFS Value Sub-Account (a)
MIST SSgA Growth ETF Sub-Account                           MSF MSCI EAFE Index Sub-Account (a)
MIST T. Rowe Price Large Cap Value Sub-Account (a)         MSF Neuberger Berman Genesis Sub-Account (a)
MIST T. Rowe Price Mid Cap Growth Sub-Account              MSF Oppenheimer Global Equity Sub-Account
MIST Third Avenue Small Cap Value Sub-Account (a)          MSF Russell 2000 Index Sub-Account (a)
MIST Turner Mid Cap Growth Sub-Account                     MSF T. Rowe Price Large Cap Growth Sub-Account
MIST Van Kampen Comstock Sub-Account                       MSF T. Rowe Price Small Cap Growth Sub-Account (a)
MSF Baillie Gifford International Stock Sub-Account (a)    MSF Van Eck Global Natural Resources Sub-Account
MSF Barclays Capital Aggregate Bond Index                  MSF Western Asset Management U.S. Government
   Sub-Account (a)                                            Sub-Account (a)
MSF BlackRock Bond Income Sub-Account (a)                  Neuberger Berman Genesis Sub-Account
MSF BlackRock Large Cap Value Sub-Account                  Oppenheimer VA Core Bond Sub-Account
MSF BlackRock Legacy Large Cap Growth                      Oppenheimer VA Global Strategic Income
   Sub-Account (a)                                            Sub-Account
MSF BlackRock Money Market Sub-Account (a)                 Oppenheimer VA Main Street Small- & Mid-Cap
MSF Davis Venture Value Sub-Account (a)                       Sub-Account (a)
MSF FI Value Leaders Sub-Account                           Oppenheimer VA Main Street Sub-Account
MSF Jennison Growth Sub-Account (a)                        Oppenheimer VA Money Sub-Account
MSF Loomis Sayles Small Cap Core Sub-Account               Pioneer VCT Emerging Markets Sub-Account
MSF Loomis Sayles Small Cap Growth Sub-Account (b)         Pioneer VCT Equity Income Sub-Account
MSF Met/Artisan Mid Cap Value Sub-Account (a)              Pioneer VCT Fundamental Value Sub-Account
MSF Met/Dimensional International Small Company            Pioneer VCT Ibbotson Growth Allocation Sub-Account
   Sub-Account                                             Pioneer VCT Ibbotson Moderate Allocation
MSF MetLife Conservative Allocation Sub-Account               Sub-Account
MSF MetLife Conservative to Moderate Allocation            Pioneer VCT Mid Cap Value Sub-Account
   Sub-Account                                             Pioneer VCT Real Estate Shares Sub-Account
MSF MetLife Mid Cap Stock Index Sub-Account (a)            T. Rowe Price Growth Stock Sub-Account
MSF MetLife Moderate Allocation Sub-Account                T. Rowe Price International Stock Sub-Account
MSF MetLife Moderate to Aggressive Allocation              T. Rowe Price Prime Reserve Sub-Account
   Sub-Account                                             UIF U.S. Real Estate Sub-Account

(a) This Sub-Account invests in two or more share classes within the underlying portfolio, series, or fund of the Trusts.
(b) This Sub-Account began operations during the year ended December 31, 2012.

B. The following Sub-Account had no net assets as of December 31, 2012:

Federated Managed Volatility Sub-Account


3. PORTFOLIO CHANGES


The following Sub-Accounts ceased operations during the year ended December 31, 2012:

Invesco V.I. Capital Appreciation Sub-Account
MIST Oppenheimer Capital Appreciation Sub-Account
MSF Lord Abbett Mid Cap Value Sub-Account

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



3. PORTFOLIO CHANGES -- (CONCLUDED)


The operations of the Sub-Accounts were affected by the following changes that occurred during the year ended December 31, 2012:

NAME CHANGES:

Former Name                                                 New Name

Invesco Van Kampen V.I. Capital Growth Fund                 Invesco Van Kampen V.I. American Franchise Fund
Invesco Van Kampen V.I. Mid Cap Value Fund                  Invesco Van Kampen V.I. American Value Fund
(MIST) Lazard Mid Cap Portfolio                             (MIST) MLA Mid Cap Portfolio
(MIST) Rainier Large Cap Equity Portfolio                   (MIST) Jennison Large Cap Equity Portfolio
(MSF) Artio International Stock Portfolio                   (MSF) Baillie Gifford International Stock Portfolio
(MSF) Morgan Stanley EAFE Index Portfolio                   (MSF) MSCI EAFE Index Portfolio
(MSF) Neuberger Berman Mid Cap Value Portfolio              (MSF) Lord Abbett Mid Cap Value Portfolio
Pioneer VCT Cullen Value Portfolio                          Pioneer VCT Fundamental Value Portfolio

MERGERS:

Former Portfolio                                            New Portfolio

Invesco V.I. Capital Appreciation Fund                      Invesco Van Kampen V.I. American Franchise Fund
(MIST) Oppenheimer Capital Appreciation Portfolio           (MSF) Jennison Growth Portfolio
(MSF) Lord Abbett Mid Cap Value Portfolio                   (MIST) Lord Abbett Mid Cap Value Portfolio

4. SIGNIFICANT ACCOUNTING POLICIES


BASIS OF ACCOUNTING
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable for variable annuity separate accounts registered as unit investment trusts.


SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.


SECURITY VALUATION
A Sub-Account's investment in shares of a portfolio, series, or fund of the Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Sub-Accounts.

The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Separate Account prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available. The Separate Account has categorized its assets based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets (Level 1) and the lowest priority to unobservable inputs (Level 3). An asset's classification within the fair value hierarchy is based on the lowest level of significant input to its valuation. The input levels are as follows:

Level 1 Unadjusted quoted prices in active markets for identical assets that the Separate Account has the ability to access.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



4. SIGNIFICANT ACCOUNTING POLICIES -- (CONTINUED)



SECURITY VALUATION -- (CONCLUDED)
Level 2 Observable inputs other than quoted prices in Level 1 that are observable either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market or prices for similar instruments.
Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the fair value of the assets, representing the Separate Account's own assumptions about the assumptions a market participant would use in valuing the asset, and based on the best information available.

Each Sub-Account invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day. On that basis, the inputs used to value all shares held by the Separate Account, which are measured at fair value on a recurring basis, are classified as Level 2. There were no transfers between Level 1 and Level 2, and no activity in Level 3 during the year.


FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.


ANNUITY PAYOUTS
Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is between
3.0 and 4.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.


PURCHASE PAYMENTS
Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus, and are reported as contract transactions on the statements of changes in net assets of the applicable Sub-Accounts.


NET TRANSFERS
Funds transferred by the contract owner into or out of Sub-Accounts within the Separate Account or into or out of the fixed account (an investment option in the Company's general account) are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Sub-Accounts.


USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



4. SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)



ADOPTION OF NEW ACCOUNTING PRONOUNCEMENT
Effective January 1, 2012, the Separate Account adopted new guidance regarding fair value measurements that establishes common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards. Some of the amendments clarify the Financial Accounting Standards Board's intent on the application of existing fair value measurement requirements. Other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The adoption did not have an impact on the Separate Account's financial statements.


5. EXPENSES AND RELATED PARTY TRANSACTIONS


The following annual Separate Account charges paid to the Company, are asset-based charges assessed through a daily reduction in unit values, which are recorded as expenses in the accompanying statements of operations of the applicable Sub-Accounts:

   Mortality and Expense Risk -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is the risk that expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

   Administrative -- The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each contract and the Separate Account.

   Optional Death Benefit Rider -- For an additional charge, the total death benefit payable may be increased based on increases in account value of the Contracts.

   Distribution Expense -- The risk that surrender charges will be insufficient to cover the actual costs of distribution which includes commissions, fees, registration costs, direct and indirect selling expenses.

   Guaranteed Minimum Accumulation Benefit -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

   Earnings Preservation Benefit -- For an additional charge, the Company will provide this additional death benefit.

   The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2012:

     -----------------------------------------------------------------------------------------------------------------------
      Mortality and Expense Risk                                                                             0.70% - 2.05%
     -----------------------------------------------------------------------------------------------------------------------
      Administrative                                                                                         0.10% - 0.25%
     -----------------------------------------------------------------------------------------------------------------------
      Optional Death Benefit Rider                                                                           0.15% - 0.35%
     -----------------------------------------------------------------------------------------------------------------------
      Distribution Expense                                                                                   0.10%
     -----------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Accumulation Benefit                                                                1.50%
     -----------------------------------------------------------------------------------------------------------------------
      Earnings Preservation Benefit                                                                          0.25%
     -----------------------------------------------------------------------------------------------------------------------

   The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract. The range of effective rates disclosed above excludes any waivers granted to certain Sub-Accounts.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



5. EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONCLUDED)


The following optional rider charges paid to the Company are charged at each contract anniversary date through the redemption of units and are recorded as contract charges in the accompanying statements of changes in net assets of the applicable Sub-Accounts:

   Guaranteed Minimum Accumulation Benefit -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

   Lifetime Withdrawal Guarantee -- For an additional charge, the Company will guarantee minimum withdrawals for life regardless of market conditions.

   Guaranteed Withdrawal Benefit -- For an additional charge, the Company will guarantee minimum withdrawals regardless of market conditions.

   Guaranteed Minimum Income Benefit -- For an additional charge, the Company will guarantee a minimum payment regardless of market conditions.

   Enhanced Death Benefit -- For an additional charge, the Company will guarantee a death benefit equal to the greater of the account value or the higher of two death benefit bases.

   Enhanced Guaranteed Withdrawal Benefit -- For an additional charge, the Company will guarantee that at least the entire amount of purchase payments will be returned through a series of withdrawals without annuitizing.

   The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2012:

     -----------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Accumulation Benefit                                                                      0.75%
     -----------------------------------------------------------------------------------------------------------------------------
      Lifetime Withdrawal Guarantee                                                                                0.50% - 1.80%
     -----------------------------------------------------------------------------------------------------------------------------
      Guaranteed Withdrawal Benefit                                                                                0.25% - 1.20%
     -----------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Income Benefit                                                                            0.50% - 1.50%
     -----------------------------------------------------------------------------------------------------------------------------
      Enhanced Death Benefit                                                                                       0.60% - 1.50%
     -----------------------------------------------------------------------------------------------------------------------------
      Enhanced Guaranteed Withdrawal Benefit                                                                       0.50% - 1.00%
     -----------------------------------------------------------------------------------------------------------------------------

   The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract.

A contract maintenance fee ranging from $30 to $40 is assessed on an annual basis for Contracts with a value of less than $50,000. A transfer fee ranging from $0 to $25 may be deducted after twelve transfers are made in a contract year or, for certain contracts, 2% of the amount transferred from the contract value, if less. For certain contracts, an administrative charge is also assessed which ranges from $12 to $29.50 for each Sub-Account in which the contract owner invests (waived if purchase payments equal or exceed $2,000 in the year, or if the account value is $10,000 or more at year end). For other Contracts the administrative charge is $21.50 plus $2.50 for each Sub-Account selected, subject to the same waiver terms. In addition, the Contracts impose a surrender charge which ranges from 0% to 9% if the contract is partially or fully surrendered within the specified surrender charge period. For certain contracts, a transaction charge of the lesser of $10 or 2% of the surrender is imposed on surrenders and a $10 charge is assessed for annuitizations. For those contract owners who choose optional living benefit riders or certain optional death benefit riders, these charges range from 0.25% to 1.80% of the benefit base and are charged at each contract anniversary date. These charges are paid to the Company and recorded as contract charges in the accompanying statements of changes in net assets of the applicable Sub-Accounts.

MetLife Advisers, LLC, which acts in the capacity of investment adviser to the portfolios of the MIST and MSF Trusts, is an affiliate of the Company.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6. STATEMENTS OF INVESTMENTS



                                                                         AS OF DECEMBER 31, 2012
                                                                     --------------------------------

                                                                        SHARES             COST ($)
                                                                     -------------      -------------
     Alger Small Cap Growth Sub-Account............................      1,894,388         54,792,839
     American Funds Bond Sub-Account...............................     12,463,118        132,592,774
     American Funds Global Growth Sub-Account......................     10,720,793        225,088,089
     American Funds Global Small Capitalization Sub-Account........      4,953,996         94,327,598
     American Funds Growth Sub-Account.............................     11,524,666        596,656,377
     American Funds Growth-Income Sub-Account......................      8,180,531        289,142,427
     DWS I International Sub-Account...............................      2,127,288         21,896,264
     Federated High Income Bond Sub-Account........................          3,474             24,461
     Federated Kaufman Sub-Account.................................          2,220             29,049
     Fidelity VIP Asset Manager Sub-Account........................      5,645,376         86,068,392
     Fidelity VIP Contrafund Sub-Account...........................     17,847,603        413,067,223
     Fidelity VIP Equity-Income Sub-Account........................        276,993          6,258,964
     Fidelity VIP FundsManager 50% Sub-Account (a).................     41,830,640        444,808,707
     Fidelity VIP FundsManager 60% Sub-Account.....................    344,505,085      3,336,356,120
     Fidelity VIP Growth Sub-Account...............................      3,253,254        122,314,449
     Fidelity VIP Index 500 Sub-Account............................        420,816         53,553,240
     Fidelity VIP Mid Cap Sub-Account..............................     10,834,986        307,325,311
     Fidelity VIP Money Market Sub-Account.........................     73,659,407         73,659,407
     Fidelity VIP Overseas Sub-Account.............................        325,733          5,915,275
     FTVIPT Franklin Income Securities Sub-Account.................     16,799,228        251,076,004
     FTVIPT Franklin Small Cap Value Securities Sub-Account........      4,733,740         70,627,100
     FTVIPT Mutual Shares Securities Sub-Account...................      7,536,618        129,126,522
     FTVIPT Templeton Foreign Securities Sub-Account...............      5,622,020         83,584,007
     FTVIPT Templeton Global Bond Securities Sub-Account...........     11,148,610        205,488,855
     Invesco V.I. Core Equity Sub-Account..........................          7,996            201,514
     Invesco V.I. Global Real Estate Sub-Account...................      1,542,196         20,518,309
     Invesco V.I. International Growth Sub-Account.................      7,405,049        194,618,404
     Invesco V.I. Van Kampen American Franchise Sub-Account........          4,131            142,172
     Invesco V.I. Van Kampen American Value Sub-Account............      4,502,701         55,764,972
     Invesco V.I. Van Kampen Equity and Income Sub-Account.........     33,019,624        447,944,591
     Invesco V.I. Van Kampen Growth and Income Sub-Account.........     13,391,414        234,429,357
     Janus Aspen Worldwide Sub-Account.............................            184              4,337
     LMPVET ClearBridge Variable Aggressive Growth
        Sub-Account................................................      9,836,414        151,619,845
     LMPVET ClearBridge Variable Appreciation Sub-Account..........     10,751,812        254,815,651
     LMPVET ClearBridge Variable Equity Income Builder
        Sub-Account................................................     11,607,930        126,002,939
     LMPVET ClearBridge Variable Fundamental All Cap Value
        Sub-Account................................................      5,077,627        103,960,562
     LMPVET ClearBridge Variable Large Cap Growth
        Sub-Account................................................        240,373          3,767,882
     LMPVET ClearBridge Variable Large Cap Value Sub-Account.......        307,821          4,429,839
     LMPVET ClearBridge Variable Small Cap Growth
        Sub-Account................................................      3,694,849         53,795,210
     LMPVET Investment Counsel Variable Social Awareness
        Sub-Account................................................         11,002            268,960
     LMPVET Variable Lifestyle Allocation 50% Sub-Account..........      2,593,009         30,675,918
     LMPVET Variable Lifestyle Allocation 70% Sub-Account..........        219,772          2,386,470
     LMPVET Variable Lifestyle Allocation 85% Sub-Account..........      6,019,408         69,108,327
     LMPVIT Western Asset Variable Global High Yield Bond
        Sub-Account................................................     11,301,966         92,993,564

                                                                            FOR THE YEAR ENDED
                                                                             DECEMBER 31, 2012
                                                                     ---------------------------------
                                                                         COST OF           PROCEEDS
                                                                      PURCHASES ($)     FROM SALES ($)
                                                                     --------------     --------------
     Alger Small Cap Growth Sub-Account............................      12,214,331          5,893,170
     American Funds Bond Sub-Account...............................      24,390,084          5,076,512
     American Funds Global Growth Sub-Account......................      16,295,322          9,366,147
     American Funds Global Small Capitalization Sub-Account........      14,587,851          6,413,911
     American Funds Growth Sub-Account.............................      36,393,044         16,676,191
     American Funds Growth-Income Sub-Account......................      15,864,473         18,039,926
     DWS I International Sub-Account...............................         822,189          2,230,810
     Federated High Income Bond Sub-Account........................           2,415              9,376
     Federated Kaufman Sub-Account.................................              --             33,907
     Fidelity VIP Asset Manager Sub-Account........................       2,424,829         12,268,513
     Fidelity VIP Contrafund Sub-Account...........................      50,415,984         26,356,406
     Fidelity VIP Equity-Income Sub-Account........................         550,033            897,707
     Fidelity VIP FundsManager 50% Sub-Account (a).................     444,829,268             20,846
     Fidelity VIP FundsManager 60% Sub-Account.....................     796,518,439         70,494,860
     Fidelity VIP Growth Sub-Account...............................       4,833,123         18,196,752
     Fidelity VIP Index 500 Sub-Account............................       2,105,705          8,296,367
     Fidelity VIP Mid Cap Sub-Account..............................      78,451,090          1,292,405
     Fidelity VIP Money Market Sub-Account.........................     233,238,575        232,647,824
     Fidelity VIP Overseas Sub-Account.............................         280,403            525,347
     FTVIPT Franklin Income Securities Sub-Account.................      41,502,311          7,406,846
     FTVIPT Franklin Small Cap Value Securities Sub-Account........      24,737,392            585,065
     FTVIPT Mutual Shares Securities Sub-Account...................       8,229,951         11,046,260
     FTVIPT Templeton Foreign Securities Sub-Account...............       7,610,790          6,403,235
     FTVIPT Templeton Global Bond Securities Sub-Account...........      67,666,695          3,566,505
     Invesco V.I. Core Equity Sub-Account..........................           2,419             70,636
     Invesco V.I. Global Real Estate Sub-Account...................       6,124,111            524,680
     Invesco V.I. International Growth Sub-Account.................      42,269,921            725,883
     Invesco V.I. Van Kampen American Franchise Sub-Account........          98,032             48,085
     Invesco V.I. Van Kampen American Value Sub-Account............      13,484,957          2,109,841
     Invesco V.I. Van Kampen Equity and Income Sub-Account.........      51,250,988         12,880,484
     Invesco V.I. Van Kampen Growth and Income Sub-Account.........      35,779,512          1,880,167
     Janus Aspen Worldwide Sub-Account.............................              46                 53
     LMPVET ClearBridge Variable Aggressive Growth
        Sub-Account................................................      18,974,607         14,872,902
     LMPVET ClearBridge Variable Appreciation Sub-Account..........      35,616,493          2,567,416
     LMPVET ClearBridge Variable Equity Income Builder
        Sub-Account................................................      31,313,766         11,252,268
     LMPVET ClearBridge Variable Fundamental All Cap Value
        Sub-Account................................................       5,598,634          9,289,645
     LMPVET ClearBridge Variable Large Cap Growth
        Sub-Account................................................         555,261          1,474,740
     LMPVET ClearBridge Variable Large Cap Value Sub-Account.......       1,292,216            941,177
     LMPVET ClearBridge Variable Small Cap Growth
        Sub-Account................................................      19,040,954          2,742,335
     LMPVET Investment Counsel Variable Social Awareness
        Sub-Account................................................           9,714            267,064
     LMPVET Variable Lifestyle Allocation 50% Sub-Account..........       7,889,283          2,102,408
     LMPVET Variable Lifestyle Allocation 70% Sub-Account..........          75,552            934,449
     LMPVET Variable Lifestyle Allocation 85% Sub-Account..........       9,377,253          4,899,822
     LMPVIT Western Asset Variable Global High Yield Bond
        Sub-Account................................................      18,598,162          3,657,980

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period November 12, 2012 to December 31, 2012.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6. STATEMENTS OF INVESTMENTS -- (CONTINUED)



                                                                         AS OF DECEMBER 31, 2012
                                                                    ---------------------------------

                                                                        SHARES            COST ($)
                                                                    --------------     --------------
     MFS VIT Investors Trust Sub-Account..........................             894             16,248
     MFS VIT New Discovery Sub-Account............................           2,651             39,810
     MFS VIT Research Sub-Account.................................           2,295             37,479
     MIST AllianceBernstein Global Dynamic Allocation
        Sub-Account...............................................     263,910,605      2,598,855,340
     MIST American Funds Balanced Allocation
        Sub-Account...............................................     297,515,359      2,590,608,162
     MIST American Funds Bond Sub-Account.........................      32,874,048        321,187,350
     MIST American Funds Growth Allocation Sub-Account............     149,367,825      1,162,841,721
     MIST American Funds Growth Sub-Account.......................      53,601,750        418,226,499
     MIST American Funds International Sub-Account................      36,616,148        279,767,383
     MIST American Funds Moderate Allocation Sub-Account..........     165,016,743      1,494,172,050
     MIST AQR Global Risk Balanced Sub-Account....................     325,808,117      3,474,992,199
     MIST BlackRock Global Tactical Strategies Sub-Account........     467,451,876      4,544,016,767
     MIST BlackRock High Yield Sub-Account........................      31,271,538        255,982,823
     MIST BlackRock Large Cap Core Sub-Account....................       1,496,608         13,144,382
     MIST Clarion Global Real Estate Sub-Account..................      15,486,289        174,230,888
     MIST Dreman Small Cap Value Sub-Account......................       1,593,961         20,269,418
     MIST Goldman Sachs Mid Cap Value Sub-Account.................       9,929,517        126,363,943
     MIST Harris Oakmark International Sub-Account................      36,285,639        482,213,774
     MIST Invesco Balanced-Risk Allocation Sub-Account (b)........      63,052,663        650,553,911
     MIST Invesco Small Cap Growth Sub-Account....................      15,758,675        201,131,530
     MIST Janus Forty Sub-Account.................................       1,419,656         95,570,727
     MIST Jennison Large Cap Equity Sub-Account...................       7,704,315         61,445,536
     MIST JPMorgan Global Active Allocation Sub-Account (b).......      26,911,639        275,063,617
     MIST Legg Mason ClearBridge Aggressive Growth
        Sub-Account...............................................      32,397,324        249,927,755
     MIST Loomis Sayles Global Markets Sub-Account................      13,728,220        154,024,358
     MIST Lord Abbett Bond Debenture Sub-Account..................      20,009,506        240,406,456
     MIST Lord Abbett Mid Cap Value Sub-Account...................       7,967,103        110,966,543
     MIST Met/Eaton Vance Floating Rate Sub-Account...............       5,093,708         52,605,705
     MIST Met/Franklin Low Duration Total Return Sub-Account......       4,326,393         43,055,812
     MIST Met/Franklin Mutual Shares Sub-Account..................      21,077,164        164,620,789
     MIST Met/Franklin Templeton Founding Strategy
        Sub-Account...............................................      60,331,652        517,454,216
     MIST Met/Templeton Growth Sub-Account........................       5,759,890         56,763,453
     MIST Met/Templeton International Bond Sub-Account............       4,830,617         56,629,912
     MIST MetLife Aggressive Strategy Sub-Account.................      52,257,343        531,864,572
     MIST MetLife Balanced Plus Sub-Account.......................     429,271,910      4,183,106,886
     MIST MetLife Balanced Strategy Sub-Account...................     628,528,666      6,503,885,834
     MIST MetLife Defensive Strategy Sub-Account..................     203,034,446      2,081,698,937
     MIST MetLife Growth Strategy Sub-Account.....................     451,115,437      5,045,792,006
     MIST MetLife Moderate Strategy Sub-Account...................     304,255,368      3,095,267,869
     MIST MetLife Multi-Index Targeted Risk Sub-Account (c).......       1,107,088         11,158,821
     MIST MFS Emerging Markets Equity Sub-Account.................      41,014,013        394,060,343
     MIST MFS Research International Sub-Account..................      30,392,704        329,153,919
     MIST MLA Mid Cap Sub-Account.................................      12,652,869        149,380,963
     MIST Morgan Stanley Mid Cap Growth Sub-Account...............      14,533,844        148,805,914
     MIST PIMCO Inflation Protected Bond Sub-Account..............      86,823,075        961,204,873
     MIST PIMCO Total Return Sub-Account..........................     176,416,975      2,088,718,771
     MIST Pioneer Fund Sub-Account................................      15,146,582        194,604,839

                                                                           FOR THE YEAR ENDED
                                                                            DECEMBER 31, 2012
                                                                    ---------------------------------
                                                                        COST OF           PROCEEDS
                                                                     PURCHASES ($)     FROM SALES ($)
                                                                    --------------     --------------
     MFS VIT Investors Trust Sub-Account..........................             175             18,418
     MFS VIT New Discovery Sub-Account............................           3,978              8,054
     MFS VIT Research Sub-Account.................................             385              2,670
     MIST AllianceBernstein Global Dynamic Allocation
        Sub-Account...............................................     969,138,992            482,514
     MIST American Funds Balanced Allocation
        Sub-Account...............................................     103,746,510        214,680,771
     MIST American Funds Bond Sub-Account.........................      42,433,087         51,458,257
     MIST American Funds Growth Allocation Sub-Account............      40,683,760        144,222,769
     MIST American Funds Growth Sub-Account.......................      15,090,914        110,294,842
     MIST American Funds International Sub-Account................      13,576,779         46,672,090
     MIST American Funds Moderate Allocation Sub-Account..........      71,492,130        139,932,671
     MIST AQR Global Risk Balanced Sub-Account....................   1,597,593,390                 --
     MIST BlackRock Global Tactical Strategies Sub-Account........   1,674,430,396          2,313,472
     MIST BlackRock High Yield Sub-Account........................     113,240,539         74,260,805
     MIST BlackRock Large Cap Core Sub-Account....................       3,455,336          3,437,055
     MIST Clarion Global Real Estate Sub-Account..................      11,270,557         15,709,470
     MIST Dreman Small Cap Value Sub-Account......................       2,076,929          2,393,346
     MIST Goldman Sachs Mid Cap Value Sub-Account.................       3,923,903         17,315,421
     MIST Harris Oakmark International Sub-Account................      33,920,546         77,349,308
     MIST Invesco Balanced-Risk Allocation Sub-Account (b)........     650,553,911                 --
     MIST Invesco Small Cap Growth Sub-Account....................      32,482,416         28,108,647
     MIST Janus Forty Sub-Account.................................      39,432,216         17,150,485
     MIST Jennison Large Cap Equity Sub-Account...................      19,274,463         16,679,077
     MIST JPMorgan Global Active Allocation Sub-Account (b).......     275,063,617                 --
     MIST Legg Mason ClearBridge Aggressive Growth
        Sub-Account...............................................      26,053,421         47,384,034
     MIST Loomis Sayles Global Markets Sub-Account................      15,321,516         25,590,755
     MIST Lord Abbett Bond Debenture Sub-Account..................      27,043,879         29,097,852
     MIST Lord Abbett Mid Cap Value Sub-Account...................       9,973,867         16,692,366
     MIST Met/Eaton Vance Floating Rate Sub-Account...............      18,381,563          9,477,582
     MIST Met/Franklin Low Duration Total Return Sub-Account......      20,710,253          5,524,318
     MIST Met/Franklin Mutual Shares Sub-Account..................      36,642,723         21,934,267
     MIST Met/Franklin Templeton Founding Strategy
        Sub-Account...............................................      48,522,276         68,660,292
     MIST Met/Templeton Growth Sub-Account........................       5,877,968          5,975,308
     MIST Met/Templeton International Bond Sub-Account............      13,102,053          8,744,169
     MIST MetLife Aggressive Strategy Sub-Account.................      16,176,975         76,852,283
     MIST MetLife Balanced Plus Sub-Account.......................   1,757,313,316                 --
     MIST MetLife Balanced Strategy Sub-Account...................     184,787,021        661,197,707
     MIST MetLife Defensive Strategy Sub-Account..................     203,821,126        251,927,502
     MIST MetLife Growth Strategy Sub-Account.....................      95,347,812        564,304,764
     MIST MetLife Moderate Strategy Sub-Account...................     152,970,677        303,092,904
     MIST MetLife Multi-Index Targeted Risk Sub-Account (c).......      11,158,821                 --
     MIST MFS Emerging Markets Equity Sub-Account.................      37,945,921         27,204,570
     MIST MFS Research International Sub-Account..................      14,056,208         29,485,152
     MIST MLA Mid Cap Sub-Account.................................      18,809,022         14,416,879
     MIST Morgan Stanley Mid Cap Growth Sub-Account...............      47,600,096          1,566,232
     MIST PIMCO Inflation Protected Bond Sub-Account..............     178,627,001         91,461,310
     MIST PIMCO Total Return Sub-Account..........................     217,138,730        248,567,509
     MIST Pioneer Fund Sub-Account................................      45,854,754         10,378,815

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period November 12, 2012 to December 31, 2012.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6. STATEMENTS OF INVESTMENTS -- (CONTINUED)



                                                                       AS OF DECEMBER 31, 2012
                                                                   -------------------------------

                                                                      SHARES            COST ($)
                                                                   -------------     -------------
     MIST Pioneer Strategic Income Sub-Account...................     69,612,670       728,844,575
     MIST Pyramis Government Income Sub-Account..................     87,682,107       943,714,804
     MIST RCM Technology Sub-Account.............................     25,162,065       107,515,352
     MIST Schroders Global Multi-Asset Sub-Account (b)...........     18,188,173       188,770,096
     MIST SSgA Growth and Income ETF Sub-Account.................    126,686,304     1,354,330,224
     MIST SSgA Growth ETF Sub-Account............................     38,635,170       382,848,628
     MIST T. Rowe Price Large Cap Value Sub-Account..............     22,077,592       537,640,026
     MIST T. Rowe Price Mid Cap Growth Sub-Account...............     50,874,465       408,857,055
     MIST Third Avenue Small Cap Value Sub-Account...............     18,036,226       248,185,351
     MIST Turner Mid Cap Growth Sub-Account......................      7,010,256        82,820,173
     MIST Van Kampen Comstock Sub-Account........................     30,364,871       257,588,292
     MSF Baillie Gifford International Stock Sub-Account.........        282,409         3,444,438
     MSF Barclays Capital Aggregate Bond Index Sub-Account.......     13,336,626       146,669,284
     MSF BlackRock Bond Income Sub-Account.......................        506,258        53,963,307
     MSF BlackRock Large Cap Value Sub-Account...................        303,830         3,294,867
     MSF BlackRock Legacy Large Cap Growth Sub-Account...........        416,077         9,812,862
     MSF BlackRock Money Market Sub-Account......................      5,691,101       569,110,091
     MSF Davis Venture Value Sub-Account.........................     17,320,778       465,226,393
     MSF FI Value Leaders Sub-Account............................         33,977         5,215,667
     MSF Jennison Growth Sub-Account.............................     40,369,306       458,715,052
     MSF Loomis Sayles Small Cap Core Sub-Account................         50,563        10,354,547
     MSF Loomis Sayles Small Cap Growth Sub-Account (b)..........          3,795            39,929
     MSF Met/Artisan Mid Cap Value Sub-Account...................      1,123,045       235,411,893
     MSF Met/Dimensional International Small Company
       Sub-Account...............................................      3,815,689        53,843,501
     MSF MetLife Conservative Allocation Sub-Account.............        814,084         8,684,235
     MSF MetLife Conservative to Moderate Allocation
       Sub-Account...............................................        628,780         6,575,522
     MSF MetLife Mid Cap Stock Index Sub-Account.................      6,214,782        79,521,540
     MSF MetLife Moderate Allocation Sub-Account.................      3,491,582        38,385,441
     MSF MetLife Moderate to Aggressive Allocation
       Sub-Account...............................................      4,409,282        49,510,651
     MSF MetLife Stock Index Sub-Account.........................     13,690,265       382,026,853
     MSF MFS Total Return Sub-Account............................        252,955        34,706,841
     MSF MFS Value Sub-Account...................................      3,499,120        43,218,920
     MSF MSCI EAFE Index Sub-Account.............................      7,064,920        79,505,155
     MSF Neuberger Berman Genesis Sub-Account....................        895,232        12,626,254
     MSF Oppenheimer Global Equity Sub-Account...................        603,597         8,993,517
     MSF Russell 2000 Index Sub-Account..........................      6,418,718        80,179,260
     MSF T. Rowe Price Large Cap Growth Sub-Account..............         85,611         1,250,417
     MSF T. Rowe Price Small Cap Growth Sub-Account..............        455,933         5,781,288
     MSF Van Eck Global Natural Resources Sub-Account............      8,714,721       130,652,822
     MSF Western Asset Management U.S. Government
       Sub-Account...............................................     25,486,615       306,288,333
     Neuberger Berman Genesis Sub-Account........................            160             5,620
     Oppenheimer VA Core Bond Sub-Account........................          1,097            11,473
     Oppenheimer VA Global Strategic Income Sub-Account..........            806             3,949
     Oppenheimer VA Main Street Small- & Mid-Cap Sub-Account.....      4,814,190        70,324,058
     Oppenheimer VA Main Street Sub-Account......................          3,490            71,341
     Oppenheimer VA Money Sub-Account............................        112,965           112,965
     Pioneer VCT Emerging Markets Sub-Account....................         30,962           746,374

                                                                         FOR THE YEAR ENDED
                                                                          DECEMBER 31, 2012
                                                                   --------------------------------
                                                                      COST OF           PROCEEDS
                                                                   PURCHASES ($)     FROM SALES ($)
                                                                   -------------     --------------
     MIST Pioneer Strategic Income Sub-Account...................    186,822,132         22,875,035
     MIST Pyramis Government Income Sub-Account..................    512,521,581         53,543,096
     MIST RCM Technology Sub-Account.............................     30,240,979         25,050,082
     MIST Schroders Global Multi-Asset Sub-Account (b)...........    188,770,096                 --
     MIST SSgA Growth and Income ETF Sub-Account.................    154,567,543        130,878,433
     MIST SSgA Growth ETF Sub-Account............................     71,201,601         67,632,992
     MIST T. Rowe Price Large Cap Value Sub-Account..............     14,727,651         64,722,887
     MIST T. Rowe Price Mid Cap Growth Sub-Account...............     75,784,120         46,060,817
     MIST Third Avenue Small Cap Value Sub-Account...............      4,768,081         56,870,208
     MIST Turner Mid Cap Growth Sub-Account......................     21,601,893         17,621,489
     MIST Van Kampen Comstock Sub-Account........................     44,091,533         29,589,061
     MSF Baillie Gifford International Stock Sub-Account.........        178,295            858,772
     MSF Barclays Capital Aggregate Bond Index Sub-Account.......     32,562,784         11,268,521
     MSF BlackRock Bond Income Sub-Account.......................     12,132,958          5,822,493
     MSF BlackRock Large Cap Value Sub-Account...................        927,840            723,590
     MSF BlackRock Legacy Large Cap Growth Sub-Account...........      2,515,269          3,660,353
     MSF BlackRock Money Market Sub-Account......................    184,568,897        249,084,031
     MSF Davis Venture Value Sub-Account.........................     12,333,719        106,748,051
     MSF FI Value Leaders Sub-Account............................        737,341            894,215
     MSF Jennison Growth Sub-Account.............................    298,837,526         61,296,332
     MSF Loomis Sayles Small Cap Core Sub-Account................      2,908,639          2,067,808
     MSF Loomis Sayles Small Cap Growth Sub-Account (b)..........         40,004                 76
     MSF Met/Artisan Mid Cap Value Sub-Account...................      7,857,564         28,399,991
     MSF Met/Dimensional International Small Company
       Sub-Account...............................................     11,517,817          8,785,708
     MSF MetLife Conservative Allocation Sub-Account.............      1,485,474          2,511,927
     MSF MetLife Conservative to Moderate Allocation
       Sub-Account...............................................        850,522            962,106
     MSF MetLife Mid Cap Stock Index Sub-Account.................     15,395,158         13,049,834
     MSF MetLife Moderate Allocation Sub-Account.................      2,931,934          9,854,145
     MSF MetLife Moderate to Aggressive Allocation
       Sub-Account...............................................      1,505,567          4,794,072
     MSF MetLife Stock Index Sub-Account.........................    146,219,861        106,529,514
     MSF MFS Total Return Sub-Account............................      3,919,482          7,868,476
     MSF MFS Value Sub-Account...................................      5,529,557          6,600,950
     MSF MSCI EAFE Index Sub-Account.............................     12,375,966         10,660,274
     MSF Neuberger Berman Genesis Sub-Account....................      1,870,131          2,412,789
     MSF Oppenheimer Global Equity Sub-Account...................        376,443          1,455,368
     MSF Russell 2000 Index Sub-Account..........................     43,506,743         27,482,475
     MSF T. Rowe Price Large Cap Growth Sub-Account..............        692,609            920,233
     MSF T. Rowe Price Small Cap Growth Sub-Account..............      1,337,641          1,418,036
     MSF Van Eck Global Natural Resources Sub-Account............     24,523,424         15,130,195
     MSF Western Asset Management U.S. Government
       Sub-Account...............................................     56,127,864         31,813,020
     Neuberger Berman Genesis Sub-Account........................            340                 74
     Oppenheimer VA Core Bond Sub-Account........................            444              2,031
     Oppenheimer VA Global Strategic Income Sub-Account..........            306                 53
     Oppenheimer VA Main Street Small- & Mid-Cap Sub-Account.....      4,962,954          4,514,789
     Oppenheimer VA Main Street Sub-Account......................            810             39,766
     Oppenheimer VA Money Sub-Account............................             11              1,755
     Pioneer VCT Emerging Markets Sub-Account....................        254,500            223,045

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period November 12, 2012 to December 31, 2012.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6. STATEMENTS OF INVESTMENTS -- (CONCLUDED)



                                                                          AS OF DECEMBER 31, 2012
                                                                     ---------------------------------

                                                                        SHARES             COST ($)
                                                                     -------------      --------------
     Pioneer VCT Equity Income Sub-Account.........................         25,419             448,398
     Pioneer VCT Fundamental Value Sub-Account.....................        181,244           1,709,821
     Pioneer VCT Ibbotson Growth Allocation Sub-Account............      1,710,586          13,091,607
     Pioneer VCT Ibbotson Moderate Allocation Sub-Account..........      2,569,255          21,493,855
     Pioneer VCT Mid Cap Value Sub-Account.........................      3,262,715          55,771,335
     Pioneer VCT Real Estate Shares Sub-Account....................         11,921             160,169
     T. Rowe Price Growth Stock Sub-Account........................        169,523           4,796,112
     T. Rowe Price International Stock Sub-Account.................         44,436             611,014
     T. Rowe Price Prime Reserve Sub-Account.......................        723,146             723,146
     UIF U.S. Real Estate Sub-Account..............................      5,821,549          92,921,732

                                                                            FOR THE YEAR ENDED
                                                                             DECEMBER 31, 2012
                                                                     ---------------------------------
                                                                         COST OF           PROCEEDS
                                                                      PURCHASES ($)     FROM SALES ($)
                                                                     --------------     --------------
     Pioneer VCT Equity Income Sub-Account.........................         173,503             22,445
     Pioneer VCT Fundamental Value Sub-Account.....................         130,035            224,233
     Pioneer VCT Ibbotson Growth Allocation Sub-Account............         892,596          1,266,482
     Pioneer VCT Ibbotson Moderate Allocation Sub-Account..........       1,444,746          1,288,065
     Pioneer VCT Mid Cap Value Sub-Account.........................       5,087,131          2,755,946
     Pioneer VCT Real Estate Shares Sub-Account....................          32,339             81,662
     T. Rowe Price Growth Stock Sub-Account........................         366,269          1,064,760
     T. Rowe Price International Stock Sub-Account.................          38,224            211,278
     T. Rowe Price Prime Reserve Sub-Account.......................         298,909            549,500
     UIF U.S. Real Estate Sub-Account..............................      10,312,244          7,515,727

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period November 12, 2012 to December 31, 2012.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7. SCHEDULES OF UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011:



                                       ALGER SMALL CAP GROWTH          AMERICAN FUNDS BOND       AMERICAN FUNDS GLOBAL GROWTH
                                             SUB-ACCOUNT                   SUB-ACCOUNT                    SUB-ACCOUNT
                                   ------------------------------ ------------------------------ -----------------------------
                                        2012            2011           2012            2011           2012           2011
                                   --------------  -------------- --------------  -------------- -------------   -------------

Units beginning of year...........      5,212,661       5,634,931      6,703,194       5,183,483     8,205,329       7,470,107
Units issued and transferred
   from other funding options.....        325,189         316,024      2,184,489       2,713,714     1,718,893       2,118,337
Units redeemed and transferred to
   other funding options..........      (742,305)       (738,294)    (1,199,872)     (1,194,003)   (1,438,309)     (1,383,115)
                                   --------------  -------------- --------------  -------------- -------------   -------------
Units end of year.................      4,795,545       5,212,661      7,687,811       6,703,194     8,485,913       8,205,329
                                   ==============  ============== ==============  ============== =============   =============


                                           AMERICAN FUNDS
                                     GLOBAL SMALL CAPITALIZATION      AMERICAN FUNDS GROWTH      AMERICAN FUNDS GROWTH-INCOME
                                             SUB-ACCOUNT                   SUB-ACCOUNT                    SUB-ACCOUNT
                                   ------------------------------ ------------------------------ -----------------------------
                                        2012            2011           2012            2011           2012           2011
                                   --------------  -------------- --------------  -------------- --------------  -------------

Units beginning of year...........      3,080,674       2,578,008      3,976,212       3,717,676      2,773,925      2,639,070
Units issued and transferred
   from other funding options.....        863,669       1,050,382        749,508         960,174        440,944        570,737
Units redeemed and transferred to
   other funding options..........      (558,547)       (547,716)      (612,401)       (701,638)      (469,027)      (435,882)
                                   --------------  -------------- --------------  -------------- --------------  -------------
Units end of year.................      3,385,796       3,080,674      4,113,319       3,976,212      2,745,842      2,773,925
                                   ==============  ============== ==============  ============== ==============  =============

                                       DWS I INTERNATIONAL       FEDERATED HIGH INCOME BOND         FEDERATED KAUFMAN
                                           SUB-ACCOUNT                   SUB-ACCOUNT                   SUB-ACCOUNT
                                  ----------------------------- ----------------------------- ----------------------------
                                       2012           2011           2012           2011          2012            2011
                                  -------------  -------------- -------------  -------------- -------------  -------------

Units beginning of year..........     2,245,605       2,471,385         3,549           3,566        12,138         14,184
Units issued and transferred
   from other funding options....       214,706         204,514            --              --            --             --
Units redeemed and transferred to
   other funding options.........     (420,079)       (430,294)         (993)            (17)       (6,136)        (2,046)
                                  -------------  -------------- -------------  -------------- -------------  -------------
Units end of year................     2,040,232       2,245,605         2,556           3,549         6,002         12,138
                                  =============  ============== =============  ============== =============  =============


                                   FIDELITY VIP ASSET MANAGER      FIDELITY VIP CONTRAFUND     FIDELITY VIP EQUITY-INCOME
                                           SUB-ACCOUNT                   SUB-ACCOUNT                   SUB-ACCOUNT
                                  ----------------------------- ----------------------------- -----------------------------
                                       2012           2011           2012           2011           2012           2011
                                  --------------  ------------- -------------  -------------- -------------  --------------

Units beginning of year..........      7,353,740      8,263,984    15,588,853      15,707,574       460,289         530,175
Units issued and transferred
   from other funding options....        274,275        312,726     2,218,180       2,315,662         3,099           5,843
Units redeemed and transferred to
   other funding options.........    (1,110,076)    (1,222,970)   (2,202,283)     (2,434,383)      (63,036)        (75,729)
                                  --------------  ------------- -------------  -------------- -------------  --------------
Units end of year................      6,517,939      7,353,740    15,604,750      15,588,853       400,352         460,289
                                  ==============  ============= =============  ============== =============  ==============

                                    FIDELITY VIP
                                        FUNDS             FIDELITY VIP
                                     MANAGER 50%        FUNDSMANAGER 60%              FIDELITY VIP GROWTH
                                     SUB-ACCOUNT           SUB-ACCOUNT                    SUB-ACCOUNT
                                   -------------- ------------------------------ -----------------------------
                                      2012 (a)         2012            2011           2012            2011
                                   -------------- --------------  -------------- --------------  -------------

Units beginning of year...........             --    272,464,191     118,824,451      9,918,387     10,951,340
Units issued and transferred
   from other funding options.....     39,341,051     86,542,932     160,286,275        730,546        451,048
Units redeemed and transferred to
   other funding options..........      (260,223)   (13,371,122)     (6,646,535)    (1,563,307)    (1,484,001)
                                   -------------- --------------  -------------- --------------  -------------
Units end of year.................     39,080,828    345,636,001     272,464,191      9,085,626      9,918,387
                                   ============== ==============  ============== ==============  =============




                                       FIDELITY VIP INDEX 500         FIDELITY VIP MID CAP         FIDELITY VIP MONEY MARKET
                                             SUB-ACCOUNT                   SUB-ACCOUNT                    SUB-ACCOUNT
                                   ------------------------------ ------------------------------ -----------------------------
                                        2012            2011           2012            2011           2012            2011
                                   --------------  -------------- --------------  -------------- --------------  -------------

Units beginning of year...........      3,976,112       4,565,389      6,289,465       4,364,581      8,001,050      7,492,405
Units issued and transferred
   from other funding options.....         28,294          13,022      2,176,791       2,636,656    120,413,155    142,314,946
Units redeemed and transferred to
   other funding options..........      (473,980)       (602,299)      (867,344)       (711,772)  (120,372,775)  (141,806,301)
                                   --------------  -------------- --------------  -------------- --------------  -------------
Units end of year.................      3,530,426       3,976,112      7,598,912       6,289,465      8,041,430      8,001,050
                                   ==============  ============== ==============  ============== ==============  =============

                                                                         FTVIPT FRANKLIN                FTVIPT FRANKLIN
                                       FIDELITY VIP OVERSEAS            INCOME SECURITIES         SMALL CAP VALUE SECURITIES
                                            SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                   ------------------------------ ----------------------------- ------------------------------
                                        2012            2011           2012           2011           2012            2011
                                   --------------  -------------- --------------  ------------- --------------  --------------

Units beginning of year...........        540,072         593,728      4,290,472      3,722,732      5,710,847       3,178,430
Units issued and transferred
   from other funding options.....         26,857          23,085      1,191,730      1,395,405      3,738,614       3,372,394
Units redeemed and transferred to
   other funding options..........       (57,412)        (76,741)      (773,332)      (827,665)    (1,127,536)       (839,977)
                                   --------------  -------------- --------------  ------------- --------------  --------------
Units end of year.................        509,517         540,072      4,708,870      4,290,472      8,321,925       5,710,847
                                   ==============  ============== ==============  ============= ==============  ==============


                                       FTVIPT MUTUAL SHARES             FTVIPT TEMPLETON              FTVIPT TEMPLETON
                                            SECURITIES                 FOREIGN SECURITIES          GLOBAL BOND SECURITIES
                                            SUB-ACCOUNT                    SUB-ACCOUNT                   SUB-ACCOUNT
                                   ------------------------------ ----------------------------- ------------------------------
                                        2012            2011          2012            2011           2012            2011
                                   --------------  -------------- -------------  -------------- --------------  --------------

Units beginning of year...........      5,952,328       5,431,435     2,720,421       2,782,005      8,104,261       4,997,591
Units issued and transferred
   from other funding options.....        965,771       1,448,728       444,001         517,182      4,284,150       4,530,568
Units redeemed and transferred to
   other funding options..........    (1,149,714)       (927,835)     (434,255)       (578,766)    (1,320,603)     (1,423,898)
                                   --------------  -------------- -------------  -------------- --------------  --------------
Units end of year.................      5,768,385       5,952,328     2,730,167       2,720,421     11,067,808       8,104,261
                                   ==============  ============== =============  ============== ==============  ==============

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period May 2, 2011 to December 31, 2011.
(c) For the period April 30, 2012 to December 31, 2012.
(d) For the period November 12, 2012 to December 31, 2012.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7. SCHEDULES OF UNITS -- (CONTINUED)
   FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011:



                                     INVESCO V.I. CORE EQUITY    INVESCO V.I. GLOBAL REAL ESTATE INVESCO V.I. INTERNATIONAL GROWTH
                                            SUB-ACCOUNT                    SUB-ACCOUNT                      SUB-ACCOUNT
                                   ----------------------------- ------------------------------- ---------------------------------
                                        2012           2011            2012            2011             2012           2011
                                   --------------  -------------  --------------  --------------   -------------  --------------

Units beginning of year...........         63,191         88,640       1,863,096       1,148,943       6,481,068       4,327,573
Units issued and transferred
   from other funding options.....             18             --       1,078,991       1,049,840       2,444,775       2,701,345
Units redeemed and transferred to
   other funding options..........       (14,204)       (25,449)       (385,727)       (335,687)       (798,368)       (547,850)
                                   --------------  -------------  --------------  --------------   -------------  --------------
Units end of year.................         49,005         63,191       2,556,360       1,863,096       8,127,475       6,481,068
                                   ==============  =============  ==============  ==============   =============  ==============


                                      INVESCO V.I. VAN KAMPEN        INVESCO V.I. VAN KAMPEN       INVESCO V.I. VAN KAMPEN
                                        AMERICAN FRANCHISE               AMERICAN VALUE               EQUITY AND INCOME
                                            SUB-ACCOUNT                    SUB-ACCOUNT                   SUB-ACCOUNT
                                   ----------------------------- ------------------------------ -----------------------------
                                        2012            2011          2012            2011           2012           2011
                                   --------------  ------------- --------------  -------------- --------------  -------------

Units beginning of year...........         18,874         25,363      4,490,470       2,673,648     27,370,136     22,199,448
Units issued and transferred
   from other funding options.....         17,706             --      1,827,974       2,372,998      6,876,521      9,005,018
Units redeemed and transferred to
   other funding options..........        (8,565)        (6,489)      (802,646)       (556,176)    (4,682,799)    (3,834,330)
                                   --------------  ------------- --------------  -------------- --------------  -------------
Units end of year.................         28,015         18,874      5,515,798       4,490,470     29,563,858     27,370,136
                                   ==============  ============= ==============  ============== ==============  =============

                                       INVESCO V.I. VAN KAMPEN                                        LMPVET CLEARBRIDGE
                                          GROWTH AND INCOME           JANUS ASPEN WORLDWIDE       VARIABLE AGGRESSIVE GROWTH
                                             SUB-ACCOUNT                   SUB-ACCOUNT                    SUB-ACCOUNT
                                   ------------------------------ ------------------------------ -----------------------------
                                        2012            2011           2012            2011           2012           2011
                                   --------------  -------------- --------------  -------------- -------------  --------------

Units beginning of year...........     11,777,382       9,061,763            769             901    11,855,614      11,742,972
Units issued and transferred
   from other funding options.....      3,449,278       4,107,609             --              --     2,474,667       2,843,299
Units redeemed and transferred to
   other funding options..........    (1,819,457)     (1,391,990)             --           (132)   (2,642,527)     (2,730,657)
                                   --------------  -------------- --------------  -------------- -------------  --------------
Units end of year.................     13,407,203      11,777,382            769             769    11,687,754      11,855,614
                                   ==============  ============== ==============  ============== =============  ==============


                                         LMPVET CLEARBRIDGE             LMPVET CLEARBRIDGE         LMPVET CLEARBRIDGE VARIABLE
                                        VARIABLE APPRECIATION     VARIABLE EQUITY INCOME BUILDER    FUNDAMENTAL ALL CAP VALUE
                                             SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                   ------------------------------ ------------------------------- -----------------------------
                                        2012            2011            2012            2011           2012           2011
                                   --------------  --------------  --------------  -------------- -------------  --------------

Units beginning of year...........      7,021,537       5,515,253       8,013,455       6,778,039     3,213,146       3,100,875
Units issued and transferred
   from other funding options.....      2,091,600       2,453,739       2,895,083       2,730,896       465,469         664,276
Units redeemed and transferred to
   other funding options..........    (1,204,225)       (947,455)     (1,852,624)     (1,495,480)     (596,944)       (552,005)
                                   --------------  --------------  --------------  -------------- -------------  --------------
Units end of year.................      7,908,912       7,021,537       9,055,914       8,013,455     3,081,671       3,213,146
                                   ==============  ==============  ==============  ============== =============  ==============

                                   LMPVET CLEARBRIDGE VARIABLE   LMPVET CLEARBRIDGE VARIABLE   LMPVET CLEARBRIDGE VARIABLE
                                        LARGE CAP GROWTH               LARGE CAP VALUE              SMALL CAP GROWTH
                                           SUB-ACCOUNT                   SUB-ACCOUNT                   SUB-ACCOUNT
                                  ----------------------------- ----------------------------- -----------------------------
                                       2012           2011           2012           2011          2012            2011
                                  --------------  ------------- -------------  -------------- -------------  --------------

Units beginning of year..........        363,040        459,350       265,335         194,899     2,686,955       2,149,625
Units issued and transferred
   from other funding options....         26,721         39,883        92,095         149,986     1,387,037       1,125,372
Units redeemed and transferred to
   other funding options.........      (106,332)      (136,193)      (71,003)        (79,550)     (616,703)       (588,042)
                                  --------------  ------------- -------------  -------------- -------------  --------------
Units end of year................        283,429        363,040       286,427         265,335     3,457,289       2,686,955
                                  ==============  ============= =============  ============== =============  ==============


                                    LMPVET INVESTMENT COUNSEL          LMPVET VARIABLE               LMPVET VARIABLE
                                    VARIABLE SOCIAL AWARENESS     LIFESTYLE ALLOCATION 50%      LIFESTYLE ALLOCATION 70%
                                           SUB-ACCOUNT                   SUB-ACCOUNT                   SUB-ACCOUNT
                                  ----------------------------- ----------------------------- -----------------------------
                                       2012            2011          2012           2011           2012           2011
                                  --------------  ------------- --------------  ------------- -------------  --------------

Units beginning of year..........         17,377         17,424      1,414,982        769,522       219,583         236,121
Units issued and transferred
   from other funding options....            341          1,964        529,688        885,922         1,501          23,150
Units redeemed and transferred to
   other funding options.........        (8,533)        (2,011)      (245,227)      (240,462)      (58,742)        (39,688)
                                  --------------  ------------- --------------  ------------- -------------  --------------
Units end of year................          9,185         17,377      1,699,443      1,414,982       162,342         219,583
                                  ==============  ============= ==============  ============= =============  ==============

                                     LMPVET VARIABLE LIFESTYLE   LMPVIT WESTERN ASSET VARIABLE
                                          ALLOCATION 85%            GLOBAL HIGH YIELD BOND        MFS VIT INVESTORS TRUST
                                            SUB-ACCOUNT                   SUB-ACCOUNT                   SUB-ACCOUNT
                                   ----------------------------- ----------------------------- -----------------------------
                                       2012            2011           2012           2011           2012           2011
                                   -------------  -------------- -------------  -------------- --------------  -------------

Units beginning of year...........     4,732,454       4,289,092     3,594,817       3,170,899          7,050          8,683
Units issued and transferred
   from other funding options.....       820,273       1,172,315     1,232,020       1,165,713             --             --
Units redeemed and transferred to
   other funding options..........     (537,540)       (728,953)     (787,509)       (741,795)        (3,434)        (1,633)
                                   -------------  -------------- -------------  -------------- --------------  -------------
Units end of year.................     5,015,187       4,732,454     4,039,328       3,594,817          3,616          7,050
                                   =============  ============== =============  ============== ==============  =============


                                                                                               MIST ALLIANCEBERNSTEIN GLOBAL
                                       MFS VIT NEW DISCOVERY           MFS VIT RESEARCH             DYNAMIC ALLOCATION
                                            SUB-ACCOUNT                   SUB-ACCOUNT                   SUB-ACCOUNT
                                   ----------------------------- ----------------------------- ------------------------------
                                        2012           2011           2012            2011          2012          2011 (b)
                                   --------------  ------------- --------------  ------------- --------------  --------------

Units beginning of year...........          4,939          4,951          8,675         21,202    168,434,681              --
Units issued and transferred
   from other funding options.....             --             --             --             --    116,824,775     171,624,926
Units redeemed and transferred to
   other funding options..........          (778)           (12)          (340)       (12,527)   (17,925,451)     (3,190,245)
                                   --------------  ------------- --------------  ------------- --------------  --------------
Units end of year.................          4,161          4,939          8,335          8,675    267,334,005     168,434,681
                                   ==============  ============= ==============  ============= ==============  ==============

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period May 2, 2011 to December 31, 2011.
(c) For the period April 30, 2012 to December 31, 2012.
(d) For the period November 12, 2012 to December 31, 2012.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7. SCHEDULES OF UNITS -- (CONTINUED)
   FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011:

                                        MIST AMERICAN FUNDS                                         MIST AMERICAN FUNDS
                                        BALANCED ALLOCATION        MIST AMERICAN FUNDS BOND          GROWTH ALLOCATION
                                            SUB-ACCOUNT                   SUB-ACCOUNT                   SUB-ACCOUNT
                                   ----------------------------- ----------------------------- -----------------------------
                                       2012            2011           2012           2011           2012           2011
                                   -------------  -------------- -------------  -------------- --------------  -------------

Units beginning of year...........   306,967,734     251,644,506    32,528,572      26,655,400    159,224,115    155,386,301
Units issued and transferred
   from other funding options.....    19,362,093      89,766,437     7,302,721      15,422,410     14,465,078     31,607,811
Units redeemed and transferred to
   other funding options..........  (33,724,066)    (34,443,209)   (8,588,902)     (9,549,238)   (24,668,730)   (27,769,997)
                                   -------------  -------------- -------------  -------------- --------------  -------------
Units end of year.................   292,605,761     306,967,734    31,242,391      32,528,572    149,020,463    159,224,115
                                   =============  ============== =============  ============== ==============  =============


                                                                      MIST AMERICAN FUNDS           MIST AMERICAN FUNDS
                                    MIST AMERICAN FUNDS GROWTH           INTERNATIONAL              MODERATE ALLOCATION
                                            SUB-ACCOUNT                   SUB-ACCOUNT                   SUB-ACCOUNT
                                   ----------------------------- ----------------------------- -----------------------------
                                        2012           2011           2012            2011          2012            2011
                                   --------------  ------------- --------------  ------------- --------------  -------------

Units beginning of year...........     64,256,598     52,406,611     39,355,385     33,804,542    168,982,398    143,876,667
Units issued and transferred
   from other funding options.....      8,420,717     26,126,126      5,102,521     15,378,100     10,897,945     47,194,350
Units redeemed and transferred to
   other funding options..........   (17,864,881)   (14,276,139)    (9,098,664)    (9,827,257)   (20,381,258)   (22,088,619)
                                   --------------  ------------- --------------  ------------- --------------  -------------
Units end of year.................     54,812,434     64,256,598     35,359,242     39,355,385    159,499,085    168,982,398
                                   ==============  ============= ==============  ============= ==============  =============

                                                                      MIST BLACKROCK GLOBAL
                                   MIST AQR GLOBAL RISK BALANCED       TACTICAL STRATEGIES         MIST BLACKROCK HIGH YIELD
                                            SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                   ------------------------------ ----------------------------- ------------------------------
                                        2012          2011 (b)         2012          2011 (b)        2012            2011
                                   --------------  -------------- --------------  ------------- --------------  --------------

Units beginning of year...........    179,038,392              --    297,189,715             --     10,891,616       9,034,810
Units issued and transferred
   from other funding options.....    166,064,494     182,389,813    206,814,495    303,340,901      6,729,999       9,640,893
Units redeemed and transferred to
   other funding options..........   (20,259,036)     (3,351,421)   (32,090,668)    (6,151,186)    (5,671,782)     (7,784,087)
                                   --------------  -------------- --------------  ------------- --------------  --------------
Units end of year.................    324,843,850     179,038,392    471,913,542    297,189,715     11,949,833      10,891,616
                                   ==============  ============== ==============  ============= ==============  ==============



                                   MIST BLACKROCK LARGE CAP CORE  MIST CLARION GLOBAL REAL ESTATE   MIST DREMAN SMALL CAP VALUE
                                            SUB-ACCOUNT                     SUB-ACCOUNT                     SUB-ACCOUNT
                                   ------------------------------ ------------------------------- ------------------------------
                                        2012            2011            2012           2011            2012            2011
                                   --------------  --------------  -------------  --------------  --------------  --------------

Units beginning of year...........      1,414,721       1,044,239     11,304,866       9,934,760       1,650,824       1,677,961
Units issued and transferred
   from other funding options.....        448,336         690,281      2,105,122       3,957,434         241,604         380,391
Units redeemed and transferred to
   other funding options..........      (439,815)       (319,799)    (2,442,088)     (2,587,328)       (249,269)       (407,528)
                                   --------------  --------------  -------------  --------------  --------------  --------------
Units end of year.................      1,423,242       1,414,721     10,967,900      11,304,866       1,643,159       1,650,824
                                   ==============  ==============  =============  ==============  ==============  ==============

                                                                                                 MIST INVESCO
                                        MIST GOLDMAN SACHS             MIST HARRIS OAKMARK       BALANCED-RISK
                                           MID CAP VALUE                  INTERNATIONAL           ALLOCATION
                                            SUB-ACCOUNT                    SUB-ACCOUNT            SUB-ACCOUNT
                                   ----------------------------- ------------------------------ --------------
                                        2012            2011          2012            2011         2012 (c)
                                   --------------  ------------- --------------  -------------- --------------

Units beginning of year...........      9,263,271      7,332,195     28,033,038      23,589,953             --
Units issued and transferred
   from other funding options.....      1,124,342      4,171,038      5,193,899      11,194,299    650,591,123
Units redeemed and transferred to
   other funding options..........    (1,901,330)    (2,239,962)    (7,504,644)     (6,751,214)   (19,377,022)
                                   --------------  ------------- --------------  -------------- --------------
Units end of year.................      8,486,283      9,263,271     25,722,293      28,033,038    631,214,101
                                   ==============  ============= ==============  ============== ==============




                                   MIST INVESCO SMALL CAP GROWTH       MIST JANUS FORTY        MIST JENNISON LARGE CAP EQUITY
                                            SUB-ACCOUNT                   SUB-ACCOUNT                    SUB-ACCOUNT
                                   ----------------------------- ----------------------------- ------------------------------
                                       2012            2011           2012            2011          2012            2011
                                   -------------  -------------- --------------  ------------- --------------  --------------

Units beginning of year...........    13,942,780      11,943,258        543,584        397,905      7,776,061       5,826,308
Units issued and transferred
   from other funding options.....     3,212,680       5,675,067        362,623        307,018      3,057,285       4,146,884
Units redeemed and transferred to
   other funding options..........   (3,626,803)     (3,675,545)      (219,164)      (161,339)    (2,723,390)     (2,197,131)
                                   -------------  -------------- --------------  ------------- --------------  --------------
Units end of year.................    13,528,657      13,942,780        687,043        543,584      8,109,956       7,776,061
                                   =============  ============== ==============  ============= ==============  ==============

                                        MIST
                                      JPMORGAN
                                    GLOBAL ACTIVE  MIST LEGG MASON CLEARBRIDGE        MIST LOOMIS SAYLES
                                     ALLOCATION         AGGRESSIVE GROWTH               GLOBAL MARKETS
                                     SUB-ACCOUNT           SUB-ACCOUNT                    SUB-ACCOUNT
                                   -------------- ------------------------------ -----------------------------
                                      2012 (c)         2012            2011           2012           2011
                                   -------------- --------------  -------------- --------------  -------------

Units beginning of year...........             --     35,764,496      13,863,499     13,161,956     10,620,691
Units issued and transferred
   from other funding options.....    274,291,117      7,911,776      29,743,803      2,618,481      6,932,197
Units redeemed and transferred to
   other funding options..........    (5,257,114)    (9,873,423)     (7,842,806)    (3,461,971)    (4,390,932)
                                   -------------- --------------  -------------- --------------  -------------
Units end of year.................    269,034,003     33,802,849      35,764,496     12,318,466     13,161,956
                                   ============== ==============  ============== ==============  =============




                                          MIST LORD ABBETT                                            MIST MET/EATON VANCE
                                           BOND DEBENTURE         MIST LORD ABBETT MID CAP VALUE          FLOATING RATE
                                             SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                   ------------------------------ ------------------------------- -----------------------------
                                        2012            2011            2012            2011           2012            2011
                                   --------------  --------------  --------------  -------------- --------------  -------------

Units beginning of year...........     10,848,076      11,708,304       5,366,862       4,351,943      4,263,176      1,600,145
Units issued and transferred
   from other funding options.....      1,371,896       2,202,739         997,969       2,425,601      2,295,738      4,622,127
Units redeemed and transferred to
   other funding options..........    (2,041,894)     (3,062,967)     (1,189,228)     (1,410,682)    (1,551,763)    (1,959,096)
                                   --------------  --------------  --------------  -------------- --------------  -------------
Units end of year.................     10,178,078      10,848,076       5,175,603       5,366,862      5,007,151      4,263,176
                                   ==============  ==============  ==============  ============== ==============  =============

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period May 2, 2011 to December 31, 2011.
(c) For the period April 30, 2012 to December 31, 2012.
(d) For the period November 12, 2012 to December 31, 2012.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7. SCHEDULES OF UNITS -- (CONTINUED)
   FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011:

                                         MIST MET/FRANKLIN              MIST MET/FRANKLIN        MIST MET/FRANKLIN TEMPLETON
                                     LOW DURATION TOTAL RETURN            MUTUAL SHARES               FOUNDING STRATEGY
                                            SUB-ACCOUNT                    SUB-ACCOUNT                   SUB-ACCOUNT
                                   ----------------------------- ------------------------------ -----------------------------
                                        2012         2011 (b)         2012            2011           2012           2011
                                   --------------  ------------- --------------  -------------- --------------  -------------

Units beginning of year...........      2,835,514             --     17,630,531      13,681,991     63,624,798     59,315,796
Units issued and transferred
   from other funding options.....      2,859,109      3,514,127      2,878,994       7,434,827      6,187,338     16,803,358
Units redeemed and transferred to
   other funding options..........    (1,345,392)      (678,613)    (4,055,688)     (3,486,287)   (10,715,361)   (12,494,356)
                                   --------------  ------------- --------------  -------------- --------------  -------------
Units end of year.................      4,349,231      2,835,514     16,453,837      17,630,531     59,096,775     63,624,798
                                   ==============  ============= ==============  ============== ==============  =============


                                                                       MIST MET/TEMPLETON
                                     MIST MET/TEMPLETON GROWTH         INTERNATIONAL BOND       MIST METLIFE AGGRESSIVE STRATEGY
                                            SUB-ACCOUNT                    SUB-ACCOUNT                     SUB-ACCOUNT
                                   ------------------------------ ----------------------------- --------------------------------
                                        2012            2011           2012           2011             2012            2011
                                   --------------  -------------- -------------  --------------   --------------  --------------

Units beginning of year...........      4,687,427         614,557     4,276,073       2,982,596       49,390,389      45,689,702
Units issued and transferred
   from other funding options.....        825,828       4,751,657     1,128,325       2,461,365        4,301,820      12,995,065
Units redeemed and transferred to
   other funding options..........      (915,857)       (678,787)   (1,166,003)     (1,167,888)      (9,036,442)     (9,294,378)
                                   --------------  -------------- -------------  --------------   --------------  --------------
Units end of year.................      4,597,398       4,687,427     4,238,395       4,276,073       44,655,767      49,390,389
                                   ==============  ============== =============  ==============   ==============  ==============



                                    MIST METLIFE BALANCED PLUS   MIST METLIFE BALANCED STRATEGY MIST METLIFE DEFENSIVE STRATEGY
                                            SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                   ----------------------------- ------------------------------ -------------------------------
                                       2012          2011 (b)          2012           2011            2012            2011
                                   -------------  --------------  --------------  -------------  --------------  -------------

Units beginning of year...........   257,076,022              --     592,824,603    546,381,907     186,262,512    167,912,074
Units issued and transferred
   from other funding options.....   208,342,594     262,253,386      38,366,523    131,695,393      36,676,249     76,067,194
Units redeemed and transferred to
   other funding options..........  (26,424,149)     (5,177,364)    (80,630,347)   (85,252,697)    (44,353,258)   (57,716,756)
                                   -------------  --------------  --------------  -------------  --------------  -------------
Units end of year.................   438,994,467     257,076,022     550,560,779    592,824,603     178,585,503    186,262,512
                                   =============  ==============  ==============  =============  ==============  =============


                                                                                                  MIST METLIFE
                                                                                                   MULTI-INDEX
                                   MIST METLIFE GROWTH STRATEGY   MIST METLIFE MODERATE STRATEGY  TARGETED RISK
                                            SUB-ACCOUNT                     SUB-ACCOUNT            SUB-ACCOUNT
                                   ------------------------------ ------------------------------ --------------
                                        2012            2011           2012            2011         2012 (d)
                                   --------------  --------------  -------------  -------------- --------------

Units beginning of year...........    446,977,194     473,161,406    281,377,647     257,780,425            --
Units issued and transferred
   from other funding options.....     23,060,082      45,446,076     27,689,670      71,989,252    11,117,372
Units redeemed and transferred to
   other funding options..........   (62,460,934)    (71,630,288)   (42,517,621)    (48,392,030)      (22,986)
                                   --------------  --------------  -------------  -------------- --------------
Units end of year.................    407,576,342     446,977,194    266,549,696     281,377,647    11,094,386
                                   ==============  ==============  =============  ============== ==============

                                             MIST MFS                      MIST MFS
                                      EMERGING MARKETS EQUITY       RESEARCH INTERNATIONAL           MIST MLA MID CAP
                                            SUB-ACCOUNT                   SUB-ACCOUNT                   SUB-ACCOUNT
                                   ----------------------------- ----------------------------- -----------------------------
                                       2012            2011           2012           2011           2012           2011
                                   -------------  -------------- -------------  -------------- --------------  -------------

Units beginning of year...........    37,004,554      29,287,659    22,841,018      22,399,698      9,231,569      8,873,534
Units issued and transferred
   from other funding options.....     9,475,344      16,833,846     3,053,885       4,990,746      2,185,860      2,534,397
Units redeemed and transferred to
   other funding options..........   (8,127,686)     (9,116,951)   (4,227,340)     (4,549,426)    (1,812,708)    (2,176,362)
                                   -------------  -------------- -------------  -------------- --------------  -------------
Units end of year.................    38,352,212      37,004,554    21,667,563      22,841,018      9,604,721      9,231,569
                                   =============  ============== =============  ============== ==============  =============


                                        MIST MORGAN STANLEY               MIST PIMCO
                                          MID CAP GROWTH           INFLATION PROTECTED BOND        MIST PIMCO TOTAL RETURN
                                            SUB-ACCOUNT                   SUB-ACCOUNT                    SUB-ACCOUNT
                                   ----------------------------- ----------------------------- ------------------------------
                                        2012           2011           2012            2011          2012            2011
                                   --------------  ------------- --------------  ------------- --------------  --------------

Units beginning of year...........      8,735,505      6,606,286     63,087,877     52,467,468    132,311,947     111,149,390
Units issued and transferred
   from other funding options.....      4,900,360      3,983,667     16,960,767     29,465,582     27,859,521      57,388,417
Units redeemed and transferred to
   other funding options..........    (1,410,549)    (1,854,448)   (16,035,553)   (18,845,173)   (31,868,779)    (36,225,860)
                                   --------------  ------------- --------------  ------------- --------------  --------------
Units end of year.................     12,225,316      8,735,505     64,013,091     63,087,877    128,302,689     132,311,947
                                   ==============  ============= ==============  ============= ==============  ==============


                                                                                                       MIST PYRAMIS
                                         MIST PIONEER FUND       MIST PIONEER STRATEGIC INCOME       GOVERNMENT INCOME
                                            SUB-ACCOUNT                   SUB-ACCOUNT                   SUB-ACCOUNT
                                   ----------------------------- ----------------------------- -----------------------------
                                       2012            2011           2012           2011           2012         2011 (b)
                                   -------------  -------------- -------------  -------------- -------------  --------------

Units beginning of year...........     9,480,402       5,977,317    24,444,162      17,115,149    45,618,019              --
Units issued and transferred
   from other funding options.....     3,453,766       4,740,977    10,611,047      11,816,114    64,826,342      50,016,569
Units redeemed and transferred to
   other funding options..........   (1,602,488)     (1,237,892)   (5,416,836)     (4,487,101)  (21,844,808)     (4,398,550)
                                   -------------  -------------- -------------  -------------- -------------  --------------
Units end of year.................    11,331,680       9,480,402    29,638,373      24,444,162    88,599,553      45,618,019
                                   =============  ============== =============  ============== =============  ==============


                                                                 MIST SCHRODERS
                                                                     GLOBAL               MIST SSGA
                                        MIST RCM TECHNOLOGY        MULTI-ASSET      GROWTH AND INCOME ETF
                                            SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
                                   ----------------------------- -------------- -----------------------------
                                        2012           2011         2012 (c)        2012            2011
                                   -------------  -------------- -------------- -------------  --------------

Units beginning of year...........    17,226,158      16,174,286             --   120,297,977      85,827,962
Units issued and transferred
   from other funding options.....     5,417,046       8,188,940    184,349,381    17,478,592      55,359,660
Units redeemed and transferred to
   other funding options..........   (6,496,296)     (7,137,068)    (4,707,727)  (19,330,332)    (20,889,645)
                                   -------------  -------------- -------------- -------------  --------------
Units end of year.................    16,146,908      17,226,158    179,641,654   118,446,237     120,297,977
                                   =============  ============== ============== =============  ==============

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period May 2, 2011 to December 31, 2011.
(c) For the period April 30, 2012 to December 31, 2012.
(d) For the period November 12, 2012 to December 31, 2012.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7. SCHEDULES OF UNITS -- (CONTINUED)
   FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011:


                                                                       MIST T. ROWE PRICE            MIST T. ROWE PRICE
                                       MIST SSGA GROWTH ETF              LARGE CAP VALUE               MID CAP GROWTH
                                            SUB-ACCOUNT                    SUB-ACCOUNT                   SUB-ACCOUNT
                                   ----------------------------- ------------------------------ -----------------------------
                                        2012           2011           2012            2011           2012           2011
                                   --------------  ------------- --------------  -------------- -------------- --------------

Units beginning of year...........     37,984,453     29,136,066     13,446,503      14,212,118     44,089,511     40,356,445
Units issued and transferred
   from other funding options.....      8,263,310     17,254,725      1,153,503       1,831,906      7,017,740     16,646,841
Units redeemed and transferred to
   other funding options..........    (9,514,719)    (8,406,338)    (2,368,757)     (2,597,521)    (9,165,554)   (12,913,775)
                                   --------------  ------------- --------------  -------------- -------------- --------------
Units end of year.................     36,733,044     37,984,453     12,231,249      13,446,503     41,941,697     44,089,511
                                   ==============  ============= ==============  ============== ============== ==============


                                         MIST THIRD AVENUE
                                          SMALL CAP VALUE          MIST TURNER MID CAP GROWTH     MIST VAN KAMPEN COMSTOCK
                                            SUB-ACCOUNT                    SUB-ACCOUNT                   SUB-ACCOUNT
                                   ------------------------------ ----------------------------- -----------------------------
                                        2012            2011          2012            2011           2012            2011
                                   --------------  -------------- -------------  -------------- --------------  -------------

Units beginning of year...........     18,611,699      18,793,984     6,415,135       5,858,465     25,137,797     21,172,822
Units issued and transferred
   from other funding options.....      1,630,404       4,171,269     1,332,845       2,711,061      7,479,612      9,018,946
Units redeemed and transferred to
   other funding options..........    (4,382,580)     (4,353,554)   (1,962,798)     (2,154,391)    (5,954,756)    (5,053,971)
                                   --------------  -------------- -------------  -------------- --------------  -------------
Units end of year.................     15,859,523      18,611,699     5,785,182       6,415,135     26,662,653     25,137,797
                                   ==============  ============== =============  ============== ==============  =============

                                        MSF BAILLIE GIFFORD              MSF BARCLAYS
                                        INTERNATIONAL STOCK      CAPITAL AGGREGATE BOND INDEX    MSF BLACKROCK BOND INCOME
                                            SUB-ACCOUNT                   SUB-ACCOUNT                   SUB-ACCOUNT
                                   ----------------------------- ----------------------------- -----------------------------
                                       2012            2011           2012           2011           2012           2011
                                   -------------  -------------- -------------  -------------- --------------  -------------

Units beginning of year...........       282,028         318,412     8,083,366       5,646,137        953,075        952,834
Units issued and transferred
   from other funding options.....        25,473          38,304     4,814,657       4,860,368        277,049        266,299
Units redeemed and transferred to
   other funding options..........      (88,395)        (74,688)   (2,141,275)     (2,423,139)      (184,495)      (266,058)
                                   -------------  -------------- -------------  -------------- --------------  -------------
Units end of year.................       219,106         282,028    10,756,748       8,083,366      1,045,629        953,075
                                   =============  ============== =============  ============== ==============  =============


                                                                     MSF BLACKROCK LEGACY
                                   MSF BLACKROCK LARGE CAP VALUE       LARGE CAP GROWTH         MSF BLACKROCK MONEY MARKET
                                            SUB-ACCOUNT                   SUB-ACCOUNT                   SUB-ACCOUNT
                                   ----------------------------- ----------------------------- ------------------------------
                                        2012           2011           2012            2011          2012            2011
                                   --------------  ------------- --------------  ------------- --------------  --------------

Units beginning of year...........        252,494        253,453        814,200        601,185     59,067,302      51,015,018
Units issued and transferred
   from other funding options.....         44,601         92,234        197,460        499,439     43,722,394      82,525,547
Units redeemed and transferred to
   other funding options..........       (66,657)       (93,193)      (265,932)      (286,424)   (49,305,687)    (74,473,263)
                                   --------------  ------------- --------------  ------------- --------------  --------------
Units end of year.................        230,438        252,494        745,728        814,200     53,484,009      59,067,302
                                   ==============  ============= ==============  ============= ==============  ==============



                                      MSF DAVIS VENTURE VALUE        MSF FI VALUE LEADERS           MSF JENNISON GROWTH
                                            SUB-ACCOUNT                   SUB-ACCOUNT                   SUB-ACCOUNT
                                   ----------------------------- ----------------------------- ------------------------------
                                        2012           2011           2012            2011          2012            2011
                                   -------------  -------------- --------------  ------------- --------------  --------------

Units beginning of year...........    48,368,185      46,415,423        289,554        305,583     20,877,221      20,230,170
Units issued and transferred
   from other funding options.....     3,838,366      11,133,438         48,015         68,199     22,832,898       6,830,564
Units redeemed and transferred to
   other funding options..........  (10,805,522)     (9,180,676)       (54,568)       (84,228)    (8,584,796)     (6,183,513)
                                   -------------  -------------- --------------  ------------- --------------  --------------
Units end of year.................    41,401,029      48,368,185        283,001        289,554     35,125,323      20,877,221
                                   =============  ============== ==============  ============= ==============  ==============


                                                                    MSF LOOMIS
                                         MSF LOOMIS SAYLES       SAYLES SMALL CAP         MSF MET/ARTISAN
                                          SMALL CAP CORE              GROWTH               MID CAP VALUE
                                            SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
                                   ----------------------------- ---------------- ------------------------------
                                       2012            2011          2012 (c)          2012            2011
                                   -------------  --------------  -------------   --------------  --------------

Units beginning of year...........       310,374         214,307             --       14,599,235      15,163,945
Units issued and transferred
   from other funding options.....        98,496         183,188          3,306        1,633,041       2,591,966
Units redeemed and transferred to
   other funding options..........      (78,855)        (87,121)             --      (2,812,705)     (3,156,676)
                                   -------------  --------------  -------------   --------------  --------------
Units end of year.................       330,015         310,374          3,306       13,419,571      14,599,235
                                   =============  ==============  =============   ==============  ==============

                                        MSF MET/DIMENSIONAL         MSF METLIFE CONSERVATIVE      MSF METLIFE CONSERVATIVE TO
                                    INTERNATIONAL SMALL COMPANY            ALLOCATION                 MODERATE ALLOCATION
                                            SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                   ------------------------------ ------------------------------ -----------------------------
                                        2012            2011           2012            2011           2012           2011
                                   --------------  -------------- --------------  -------------- -------------  --------------

Units beginning of year...........      3,336,605       2,082,274        850,770         830,223       608,383         782,775
Units issued and transferred
   from other funding options.....        791,959       2,109,614         73,579         121,935        51,385          51,439
Units redeemed and transferred to
   other funding options..........      (925,152)       (855,283)      (188,655)       (101,388)      (70,782)       (225,831)
                                   --------------  -------------- --------------  -------------- -------------  --------------
Units end of year.................      3,203,412       3,336,605        735,694         850,770       588,986         608,383
                                   ==============  ============== ==============  ============== =============  ==============


                                             MSF METLIFE                   MSF METLIFE                      MSF METLIFE
                                         MID CAP STOCK INDEX           MODERATE ALLOCATION       MODERATE TO AGGRESSIVE ALLOCATION
                                             SUB-ACCOUNT                   SUB-ACCOUNT                      SUB-ACCOUNT
                                   ------------------------------ ------------------------------ ---------------------------------
                                        2012            2011           2012            2011            2012            2011
                                   --------------  -------------- --------------  --------------   -------------  --------------

Units beginning of year...........      4,708,991       3,443,301      3,930,913       4,192,524       4,632,179       5,194,016
Units issued and transferred
   from other funding options.....      1,761,634       2,827,133        324,723         200,071          71,059         231,797
Units redeemed and transferred to
   other funding options..........    (1,556,576)     (1,561,443)      (929,088)       (461,682)       (367,882)       (793,634)
                                   --------------  -------------- --------------  --------------   -------------  --------------
Units end of year.................      4,914,049       4,708,991      3,326,548       3,930,913       4,335,356       4,632,179
                                   ==============  ============== ==============  ==============   =============  ==============

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period May 2, 2011 to December 31, 2011.
(c) For the period April 30, 2012 to December 31, 2012.
(d) For the period November 12, 2012 to December 31, 2012.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7. SCHEDULES OF UNITS -- (CONTINUED)
   FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011:


                                     MSF METLIFE STOCK INDEX       MSF MFS TOTAL RETURN              MSF MFS VALUE
                                           SUB-ACCOUNT                  SUB-ACCOUNT                   SUB-ACCOUNT
                                  ----------------------------- ---------------------------- -----------------------------
                                       2012           2011          2012            2011          2012           2011
                                  -------------  -------------- -------------  ------------- -------------- --------------

Units beginning of year..........    25,347,914      23,801,960       826,212        929,202      3,145,406      3,234,649
Units issued and transferred
   from other funding options....    14,585,302       9,003,675       113,713         94,193        433,811        610,358
Units redeemed and transferred to
   other funding options.........  (10,823,992)     (7,457,721)     (209,520)      (197,183)      (553,251)      (699,601)
                                  -------------  -------------- -------------  ------------- -------------- --------------
Units end of year................    29,109,224      25,347,914       730,405        826,212      3,025,966      3,145,406
                                  =============  ============== =============  ============= ============== ==============


                                       MSF MSCI EAFE INDEX     MSF NEUBERGER BERMAN GENESIS  MSF OPPENHEIMER GLOBAL EQUITY
                                           SUB-ACCOUNT                  SUB-ACCOUNT                   SUB-ACCOUNT
                                  ---------------------------- ----------------------------- -----------------------------
                                      2012            2011          2012           2011           2012           2011
                                  -------------  ------------- --------------  ------------- -------------  --------------

Units beginning of year..........     6,390,970      4,636,491        647,811        578,563       559,531         608,969
Units issued and transferred
   from other funding options....     2,557,262      2,965,365        169,024        203,416        38,793          48,407
Units redeemed and transferred to
   other funding options.........   (1,775,998)    (1,210,886)      (190,641)      (134,168)      (97,613)        (97,845)
                                  -------------  ------------- --------------  ------------- -------------  --------------
Units end of year................     7,172,234      6,390,970        626,194        647,811       500,711         559,531
                                  =============  ============= ==============  ============= =============  ==============

                                                                       MSF T. ROWE PRICE              MSF T. ROWE PRICE
                                      MSF RUSSELL 2000 INDEX           LARGE CAP GROWTH               SMALL CAP GROWTH
                                            SUB-ACCOUNT                   SUB-ACCOUNT                    SUB-ACCOUNT
                                   ----------------------------- ------------------------------ -----------------------------
                                        2012           2011           2012            2011          2012            2011
                                   -------------   ------------- --------------  -------------- -------------  --------------

Units beginning of year...........     3,926,223       2,703,578         44,809          40,496       417,381         465,332
Units issued and transferred
   from other funding options.....     3,452,677       2,808,291         21,120          18,754        41,453          84,456
Units redeemed and transferred to
   other funding options..........   (2,300,112)     (1,585,646)       (26,583)        (14,441)      (78,672)       (132,407)
                                   -------------   ------------- --------------  -------------- -------------  --------------
Units end of year.................     5,078,788       3,926,223         39,346          44,809       380,162         417,381
                                   =============   ============= ==============  ============== =============  ==============


                                            MSF VAN ECK           MSF WESTERN ASSET MANAGEMENT
                                     GLOBAL NATURAL RESOURCES            U.S. GOVERNMENT          NEUBERGER BERMAN GENESIS
                                            SUB-ACCOUNT                    SUB-ACCOUNT                   SUB-ACCOUNT
                                   ----------------------------- ------------------------------ -----------------------------
                                        2012           2011           2012            2011           2012           2011
                                   --------------  ------------- --------------  -------------- -------------  --------------

Units beginning of year...........      6,910,683      3,967,225     16,038,241      12,558,586           474             571
Units issued and transferred
   from other funding options.....      2,301,818      4,742,770      6,048,090       8,649,000            --               1
Units redeemed and transferred to
   other funding options..........    (2,012,010)    (1,799,312)    (4,841,456)     (5,169,345)            --            (98)
                                   --------------  ------------- --------------  -------------- -------------  --------------
Units end of year.................      7,200,491      6,910,683     17,244,875      16,038,241           474             474
                                   ==============  ============= ==============  ============== =============  ==============

                                                                       OPPENHEIMER VA                OPPENHEIMER VA
                                    OPPENHEIMER VA CORE BOND       GLOBAL STRATEGIC INCOME    MAIN STREET SMALL- & MID-CAP
                                           SUB-ACCOUNT                   SUB-ACCOUNT                   SUB-ACCOUNT
                                  ----------------------------- ----------------------------- -----------------------------
                                       2012           2011           2012           2011           2012           2011
                                  --------------  ------------- --------------  ------------- --------------  -------------

Units beginning of year..........          1,878          1,952            443            443      4,964,464      4,127,208
Units issued and transferred
   from other funding options....             --             --             --             --        773,448      1,467,581
Units redeemed and transferred to
   other funding options.........          (337)           (74)             --             --      (696,011)      (630,325)
                                  --------------  ------------- --------------  ------------- --------------  -------------
Units end of year................          1,541          1,878            443            443      5,041,901      4,964,464
                                  ==============  ============= ==============  ============= ==============  =============



                                   OPPENHEIMER VA MAIN STREET       OPPENHEIMER VA MONEY      PIONEER VCT EMERGING MARKETS
                                           SUB-ACCOUNT                   SUB-ACCOUNT                   SUB-ACCOUNT
                                  ----------------------------- ----------------------------- -----------------------------
                                       2012           2011           2012           2011          2012            2011
                                  -------------  -------------- -------------  -------------- -------------  --------------

Units beginning of year..........        22,109          24,227        20,177          20,177        48,427          62,764
Units issued and transferred
   from other funding options....            --              --            --              --        17,770          22,207
Units redeemed and transferred to
   other funding options.........       (7,150)         (2,118)          (27)              --      (16,864)        (36,544)
                                  -------------  -------------- -------------  -------------- -------------  --------------
Units end of year................        14,959          22,109        20,150          20,177        49,333          48,427
                                  =============  ============== =============  ============== =============  ==============

                                                                                                         PIONEER VCT
                                     PIONEER VCT EQUITY INCOME    PIONEER VCT FUNDAMENTAL VALUE  IBBOTSON GROWTH ALLOCATION
                                            SUB-ACCOUNT                    SUB-ACCOUNT                   SUB-ACCOUNT
                                   ------------------------------ ----------------------------- -----------------------------
                                        2012            2011          2012            2011          2012            2011
                                   --------------  -------------- -------------  -------------- -------------  --------------

Units beginning of year...........         17,862          18,868       238,409         243,744     1,225,572       1,275,136
Units issued and transferred
   from other funding options.....          7,715           4,400        15,082          33,606        43,759          60,318
Units redeemed and transferred to
   other funding options..........          (855)         (5,406)      (23,770)        (38,941)      (69,580)       (109,882)
                                   --------------  -------------- -------------  -------------- -------------  --------------
Units end of year.................         24,722          17,862       229,721         238,409     1,199,751       1,225,572
                                   ==============  ============== =============  ============== =============  ==============


                                       PIONEER VCT IBBOTSON
                                        MODERATE ALLOCATION        PIONEER VCT MID CAP VALUE   PIONEER VCT REAL ESTATE SHARES
                                            SUB-ACCOUNT                   SUB-ACCOUNT                    SUB-ACCOUNT
                                   ----------------------------- ----------------------------- ------------------------------
                                       2012            2011           2012           2011            2012           2011
                                   -------------  -------------- -------------  --------------  -------------  --------------

Units beginning of year...........     1,795,010       1,833,743     1,688,831       1,493,349         12,968          12,983
Units issued and transferred
   from other funding options.....        57,414          83,107       381,410         478,874          2,570           5,796
Units redeemed and transferred to
   other funding options..........      (63,409)       (121,840)     (300,448)       (283,392)        (4,838)         (5,811)
                                   -------------  -------------- -------------  --------------  -------------  --------------
Units end of year.................     1,789,015       1,795,010     1,769,793       1,688,831         10,700          12,968
                                   =============  ============== =============  ==============  =============  ==============

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period May 2, 2011 to December 31, 2011.
(c) For the period April 30, 2012 to December 31, 2012.
(d) For the period November 12, 2012 to December 31, 2012.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7. SCHEDULES OF UNITS -- (CONCLUDED)
   FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011:


                                    T. ROWE PRICE GROWTH STOCK   T. ROWE PRICE INTERNATIONAL STOCK
                                            SUB-ACCOUNT                     SUB-ACCOUNT
                                   ----------------------------- ---------------------------------
                                        2012            2011           2012            2011
                                   --------------  -------------   -------------  --------------

Units beginning of year...........         73,401         85,875          59,337          68,117
Units issued and transferred
   from other funding options.....          5,154          4,548           2,844           4,975
Units redeemed and transferred to
   other funding options..........       (12,253)       (17,022)        (16,445)        (13,755)
                                   --------------  -------------   -------------  --------------
Units end of year.................         66,302         73,401          45,736          59,337
                                   ==============  =============   =============  ==============

                                    T. ROWE PRICE PRIME RESERVE       UIF U.S. REAL ESTATE
                                            SUB-ACCOUNT                    SUB-ACCOUNT
                                   ------------------------------ -----------------------------
                                        2012            2011           2012            2011
                                   --------------  -------------- --------------  -------------

Units beginning of year...........         54,384          70,013      2,367,197      2,327,750
Units issued and transferred
   from other funding options.....         24,475          20,863        610,442        586,753
Units redeemed and transferred to
   other funding options..........       (38,113)        (36,492)      (634,308)      (547,306)
                                   --------------  -------------- --------------  -------------
Units end of year.................         40,746          54,384      2,343,331      2,367,197
                                   ==============  ============== ==============  =============

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period May 2, 2011 to December 31, 2011.
(c) For the period April 30, 2012 to December 31, 2012.
(d) For the period November 12, 2012 to December 31, 2012.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8. FINANCIAL HIGHLIGHTS


The Company sells a number of variable annuity products which have unique combinations of features and fees, some of which directly affect the unit values of the Sub-Accounts. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying portfolio, series, or fund, for the respective stated periods in the five years ended December 31, 2012:

                                                                AS OF DECEMBER 31
                                               ----------------------------------------------------
                                                                   UNIT VALUE
                                                                    LOWEST TO             NET
                                                    UNITS          HIGHEST ($)        ASSETS ($)
                                               --------------   ----------------   ----------------
  Alger Small Cap Growth                 2012       4,795,545      10.89 - 11.09         52,626,085
     Sub-Account                         2011       5,212,661        9.82 - 9.98         51,540,007
                                         2010       5,634,931      10.28 - 10.44         58,325,342
                                         2009       6,156,883        8.32 - 8.44         51,552,207
                                         2008       6,485,576        5.80 - 5.87         37,826,339

  American Funds Bond                    2012       7,687,811      16.60 - 19.27        139,213,016
     Sub-Account                         2011       6,703,194      16.06 - 18.46        116,697,267
                                         2010       5,183,483      15.43 - 17.57         86,203,052
                                         2009       3,608,245      14.77 - 16.66         57,212,613
                                         2008       1,887,421      13.37 - 14.94         27,017,111

  American Funds Global                  2012       8,485,913      25.98 - 32.35        251,295,328
     Growth Sub-Account                  2011       8,205,329      21.69 - 26.44        200,460,185
                                         2010       7,470,107      24.36 - 29.30        202,441,649
                                         2009       6,579,263      22.30 - 26.47        161,438,857
                                         2008       5,818,048      16.04 - 18.78        101,450,809

  American Funds Global Small            2012       3,385,796      26.85 - 31.14         98,386,346
     Capitalization Sub-Account          2011       3,080,674      23.15 - 26.58         76,801,888
                                         2010       2,578,008      29.19 - 33.17         80,582,925
                                         2009       2,262,060      24.30 - 27.34         58,608,602
                                         2008       1,683,911      15.35 - 17.10         27,428,704

  American Funds Growth                  2012       4,113,319    132.79 - 199.62        696,665,988
     Sub-Account                         2011       3,976,212    115.27 - 170.85        577,437,630
                                         2010       3,717,676    123.22 - 180.08        568,813,924
                                         2009       3,225,880    106.24 - 153.09        419,749,811
                                         2008       2,453,157     77.98 - 110.79        231,101,074

  American Funds                         2012       2,745,842     90.43 - 135.94        312,823,451
     Growth-Income Sub-Account           2011       2,773,925     78.78 - 116.75        272,388,909
                                         2010       2,639,070     82.11 - 119.99        266,511,951
                                         2009       2,398,146     75.40 - 108.65        219,689,912
                                         2008       1,942,091      58.79 - 83.53        136,811,504

  DWS I International                    2012       2,040,232        8.24 - 8.30         16,933,216
     Sub-Account                         2011       2,245,605        6.92 - 6.97         15,659,285
                                         2010       2,471,385        8.43 - 8.48         20,962,763
                                         2009       2,700,348        8.41 - 8.46         22,845,161
                                         2008       2,819,612        6.39 - 6.42         18,108,679

                                                         FOR THE YEAR ENDED DECEMBER 31
                                               -----------------------------------------------------
                                               INVESTMENT(1)   EXPENSE RATIO(2)     TOTAL RETURN(3)
                                                  INCOME           LOWEST TO           LOWEST TO
                                                 RATIO (%)        HIGHEST (%)         HIGHEST (%)
                                               -------------   -----------------   -----------------
  Alger Small Cap Growth                 2012          --         1.25 - 1.40          10.93 - 11.09
     Sub-Account                         2011          --         1.25 - 1.40        (4.52) - (4.38)
                                         2010          --         1.25 - 1.40          23.54 - 23.73
                                         2009          --         1.25 - 1.40          43.49 - 43.70
                                         2008          --         1.25 - 1.40      (47.35) - (47.27)

  American Funds Bond                    2012        2.64         0.95 - 1.90            3.38 - 4.37
     Sub-Account                         2011        3.37         0.95 - 1.90            4.11 - 5.11
                                         2010        3.44         0.95 - 1.90            4.44 - 5.44
                                         2009        3.86         0.95 - 1.90          10.49 - 11.54
                                         2008        9.06         0.95 - 1.90      (11.06) - (10.21)

  American Funds Global                  2012        0.94         0.90 - 2.30           7.06 - 21.40
     Growth Sub-Account                  2011        1.37         0.95 - 2.30       (10.95) - (9.75)
                                         2010        1.56         0.95 - 2.30           9.21 - 10.69
                                         2009        1.51         0.95 - 2.30          39.07 - 40.96
                                         2008        2.17         0.95 - 2.30      (39.80) - (38.97)

  American Funds Global Small            2012        1.35         0.89 - 1.90           2.91 - 17.13
     Capitalization Sub-Account          2011        1.34         0.89 - 1.90      (20.66) - (19.86)
                                         2010        1.75         0.89 - 1.90          20.11 - 21.33
                                         2009        0.31         0.89 - 1.90          58.26 - 59.86
                                         2008          --         0.89 - 1.90      (54.33) - (49.46)

  American Funds Growth                  2012        0.81         0.89 - 2.30           1.85 - 16.84
     Sub-Account                         2011        0.63         0.89 - 2.30        (6.45) - (5.12)
                                         2010        0.77         0.89 - 2.30          15.98 - 17.63
                                         2009        0.71         0.89 - 2.30          36.24 - 38.18
                                         2008        1.04         0.89 - 2.30      (45.25) - (44.47)

  American Funds                         2012        1.64         0.89 - 2.30          14.80 - 16.44
     Growth-Income Sub-Account           2011        1.60         0.89 - 2.30        (4.06) - (2.70)
                                         2010        1.55         0.89 - 2.30           8.90 - 10.44
                                         2009        1.74         0.89 - 2.30          28.26 - 30.08
                                         2008        2.00         0.89 - 2.30      (39.27) - (38.40)

  DWS I International                    2012        2.19         1.35 - 1.40          18.96 - 19.02
     Sub-Account                         2011        1.83         1.35 - 1.40      (17.83) - (17.79)
                                         2010        2.18         1.35 - 1.40            0.21 - 0.26
                                         2009        4.39         1.35 - 1.40          31.67 - 31.73
                                         2008        1.39         1.35 - 1.40      (48.94) - (48.91)

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8. FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                                AS OF DECEMBER 31
                                               ----------------------------------------------------
                                                                   UNIT VALUE
                                                                    LOWEST TO             NET
                                                    UNITS          HIGHEST ($)        ASSETS ($)
                                               -------------   -----------------   ----------------
  Federated High Income Bond             2012          2,556                9.74             24,908
     Sub-Account                         2011          3,549                8.62             30,572
                                         2010          3,566                8.31             29,620
                                         2009          3,582                7.34             26,300
                                         2008         10,612                4.87             51,695

  Federated Kaufman                      2012          6,002                5.57             33,424
     Sub-Account                         2011         12,138                4.82             58,454
     (Commenced 3/15/2010)               2010         14,184                5.63             79,874

  Fidelity VIP Asset Manager             2012      6,517,939       13.04 - 13.69         85,640,352
     Sub-Account                         2011      7,353,740       11.75 - 12.28         87,071,337
                                         2010      8,263,984       12.22 - 12.71        101,784,889
                                         2009      9,345,424       10.84 - 11.23        102,112,475
                                         2008     10,322,631         8.51 - 8.77         88,545,973

  Fidelity VIP Contrafund                2012     15,604,750       12.42 - 49.54        471,113,726
     Sub-Account                         2011     15,588,853       10.76 - 43.00        388,526,965
                                         2010     15,707,574       11.14 - 44.59        379,741,596
                                         2009     15,955,996        9.59 - 38.44        313,576,644
                                         2008     16,114,037        7.13 - 28.60        222,674,108

  Fidelity VIP Equity-Income             2012        400,352               13.80          5,523,241
     Sub-Account                         2011        460,289               11.93          5,489,918
                                         2010        530,175               11.98          6,350,751
                                         2009        619,856               10.55          6,538,981
                                         2008        744,861                8.22          6,119,783

  Fidelity VIP FundsManager 50%          2012     39,080,828       11.31 - 11.42        443,823,085
     Sub-Account
     (Commenced 7/23/2012)

  Fidelity VIP FundsManager              2012    345,636,001       10.37 - 10.45      3,596,633,088
     60% Sub-Account                     2011    272,464,191         9.48 - 9.54      2,591,601,265
     (Commenced 10/15/2009)              2010    118,824,451         9.88 - 9.93      1,176,598,687
                                         2009      4,074,373         8.87 - 8.90         36,215,324

  Fidelity VIP Growth                    2012      9,085,626       14.95 - 15.59        136,799,312
     Sub-Account                         2011      9,918,387       13.22 - 13.72        131,974,709
                                         2010     10,951,340       13.38 - 13.81        147,385,504
                                         2009     11,893,241       10.93 - 11.22        130,641,959
                                         2008     12,838,680         8.64 - 8.83        111,413,507

  Fidelity VIP Index 500                 2012      3,530,426       17.27 - 18.10         60,984,620
     Sub-Account                         2011      3,976,112       15.10 - 15.76         60,061,917
                                         2010      4,565,389       14.90 - 15.58         68,501,202
                                         2009      5,300,313       13.22 - 13.67         70,079,047
                                         2008      6,061,847       10.58 - 10.89         64,164,439

  Fidelity VIP Mid Cap                   2012      7,598,912       39.68 - 45.33        324,832,892
     Sub-Account                         2011      6,289,465       35.30 - 39.95        237,701,501
                                         2010      4,364,581       40.36 - 45.24        187,246,537
                                         2009      3,075,278       31.99 - 35.52        103,784,411
                                         2008      1,905,032       23.33 - 25.66         46,484,098

                                                         FOR THE YEAR ENDED DECEMBER 31
                                               -----------------------------------------------------
                                               INVESTMENT(1)   EXPENSE RATIO(2)     TOTAL RETURN(3)
                                                  INCOME           LOWEST TO           LOWEST TO
                                                 RATIO (%)        HIGHEST (%)         HIGHEST (%)
                                               -------------   ----------------   ------------------
  Federated High Income Bond             2012       8.87                 1.40                  13.09
     Sub-Account                         2011       8.62                 1.40                   3.71
                                         2010       7.89                 1.40                  13.13
                                         2009       8.35                 1.40                  50.72
                                         2008      10.07                 1.40                (27.03)

  Federated Kaufman                      2012         --                 1.40                  15.65
     Sub-Account                         2011       1.12                 1.40                (14.47)
     (Commenced 3/15/2010)               2010         --                 1.40                  13.09

  Fidelity VIP Asset Manager             2012       1.49          0.89 - 1.40          10.91 - 11.48
     Sub-Account                         2011       1.88          0.89 - 1.40        (3.91) - (3.42)
                                         2010       1.66          0.89 - 1.40          12.67 - 13.26
                                         2009       2.38          0.89 - 1.40          27.32 - 27.96
                                         2008       2.51          0.89 - 1.40      (29.71) - (29.35)

  Fidelity VIP Contrafund                2012       1.36          0.89 - 2.25          13.71 - 15.38
     Sub-Account                         2011       1.01          0.89 - 2.25        (4.80) - (3.38)
                                         2010       1.25          0.89 - 2.25          14.51 - 16.18
                                         2009       1.44          0.89 - 2.25          32.65 - 34.50
                                         2008       1.01          0.89 - 2.25      (43.90) - (43.03)

  Fidelity VIP Equity-Income             2012       2.96                 1.40                  15.67
     Sub-Account                         2011       2.37                 1.40                 (0.43)
                                         2010       1.75                 1.40                  13.56
                                         2009       2.24                 1.40                  28.40
                                         2008       2.23                 1.40                (43.46)

  Fidelity VIP FundsManager 50%          2012       2.69          1.90 - 2.05            1.76 - 4.11
     Sub-Account
     (Commenced 7/23/2012)

  Fidelity VIP FundsManager              2012       1.53          1.90 - 2.05            9.33 - 9.49
     60% Sub-Account                     2011       2.00          1.90 - 2.05        (4.01) - (3.87)
     (Commenced 10/15/2009)              2010       2.72          1.90 - 2.05          11.32 - 11.49
                                         2009       3.35          1.90 - 2.05            0.07 - 0.09

  Fidelity VIP Growth                    2012       0.59          0.89 - 1.40          13.09 - 13.67
     Sub-Account                         2011       0.36          0.89 - 1.40        (1.19) - (0.68)
                                         2010       0.28          0.89 - 1.40          22.44 - 23.08
                                         2009       0.45          0.89 - 1.40          26.51 - 27.14
                                         2008       0.78          0.89 - 1.40      (47.91) - (47.64)

  Fidelity VIP Index 500                 2012       2.03          0.89 - 1.35          14.35 - 14.88
     Sub-Account                         2011       1.87          0.89 - 1.35            0.67 - 1.14
                                         2010       1.87          0.89 - 1.40          13.42 - 14.00
                                         2009       2.52          0.89 - 1.35          24.91 - 25.48
                                         2008       2.01          0.89 - 1.35      (37.85) - (37.56)

  Fidelity VIP Mid Cap                   2012       0.43          0.95 - 1.90          12.40 - 13.47
     Sub-Account                         2011       0.03          0.95 - 1.90      (12.53) - (11.70)
                                         2010       0.14          0.95 - 1.90          26.16 - 27.36
                                         2009       0.54          0.95 - 1.90          37.12 - 38.43
                                         2008       0.26          0.95 - 1.90      (40.75) - (40.18)

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8. FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                                AS OF DECEMBER 31
                                               ----------------------------------------------------
                                                                   UNIT VALUE
                                                                    LOWEST TO             NET
                                                    UNITS          HIGHEST ($)        ASSETS ($)
                                               --------------   ----------------   ----------------
  Fidelity VIP Money Market              2012       8,041,430       7.14 - 10.94         73,659,399
     Sub-Account                         2011       8,001,050       7.23 - 11.14         73,068,632
                                         2010       7,492,405       7.33 - 11.34         67,343,833
                                         2009       6,126,543       7.41 - 11.53         50,572,988
                                         2008       5,530,761        7.46 - 8.02         41,701,796

  Fidelity VIP Overseas                  2012         509,517       9.62 - 11.02          5,241,037
     Sub-Account                         2011         540,072        8.06 - 9.24          4,664,192
                                         2010         593,728       9.85 - 11.30          6,266,276
                                         2009         663,667       8.81 - 10.11          6,282,775
                                         2008         713,199        7.04 - 8.09          5,413,449

  FTVIPT Franklin Income                 2012       4,708,870      43.62 - 59.54        253,164,341
     Securities Sub-Account              2011       4,290,472      39.61 - 53.36        206,611,149
                                         2010       3,722,732      39.56 - 52.61        176,548,647
                                         2009       3,157,996      35.91 - 47.14        134,091,525
                                         2008       2,613,572      27.09 - 35.10         82,449,457

  FTVIPT Franklin Small Cap              2012       8,321,925      10.13 - 10.60         86,296,073
     Value Securities Sub-Account        2011       5,710,847        8.71 - 9.04         50,705,697
                                         2010       3,178,430        9.21 - 9.48         29,718,643
                                         2009       1,787,114        7.31 - 7.46         13,205,263
                                         2008         856,253        5.76 - 5.83          4,965,586

  FTVIPT Mutual Shares                   2012       5,768,385      20.75 - 24.19        129,780,562
     Securities Sub-Account              2011       5,952,328      18.51 - 21.38        118,532,870
                                         2010       5,431,435      19.07 - 21.81        110,507,146
                                         2009       4,784,657      17.47 - 19.80         88,554,450
                                         2008       3,944,854      14.13 - 15.86         58,571,142

  FTVIPT Templeton Foreign               2012       2,730,167      13.46 - 31.61         80,788,377
     Securities Sub-Account              2011       2,720,421      11.59 - 27.19         69,009,193
                                         2010       2,782,005      13.20 - 30.95         79,683,759
                                         2009       2,655,441      12.40 - 29.04         70,515,555
                                         2008       2,485,260       9.21 - 21.55         48,551,609

  FTVIPT Templeton Global                2012      11,067,808      18.50 - 20.69        217,063,429
     Bond Securities Sub-Account         2011       8,104,261      16.36 - 18.15        139,986,041
                                         2010       4,997,591      16.79 - 18.48         88,294,177
                                         2009       2,853,081      14.93 - 16.31         44,636,060
                                         2008       1,462,599      12.80 - 13.87         19,575,877

  Invesco V.I. Core Equity               2012          49,005               4.92            241,009
     Sub-Account                         2011          63,191               4.38            276,761
                                         2010          88,640               4.44            393,933
                                         2009          99,143               4.11            407,845
                                         2008         120,534               3.25            391,928

  Invesco V.I. Global Real               2012       2,556,360        8.90 - 9.34         23,302,577
     Estate Sub-Account                  2011       1,863,096        7.08 - 7.38         13,467,264
                                         2010       1,148,943        7.73 - 7.98          9,028,134
                                         2009         704,385        6.71 - 6.88          4,786,308
                                         2008         449,308        5.21 - 5.29          2,360,062

                                                         FOR THE YEAR ENDED DECEMBER 31
                                               -----------------------------------------------------
                                               INVESTMENT(1)   EXPENSE RATIO(2)      TOTAL RETURN(3)
                                                  INCOME           LOWEST TO            LOWEST TO
                                                 RATIO (%)        HIGHEST (%)          HIGHEST (%)
                                               -------------   -----------------   -----------------
  Fidelity VIP Money Market              2012        0.12         0.89 - 2.05        (1.93) - (0.76)
     Sub-Account                         2011        0.09         0.89 - 2.05        (1.94) - (0.77)
                                         2010        0.17         0.89 - 2.05        (1.82) - (0.65)
                                         2009        0.71         0.89 - 2.05        (0.68) - (0.17)
                                         2008        2.97         0.89 - 1.40            1.58 - 2.11

  Fidelity VIP Overseas                  2012        1.97         1.15 - 1.40          19.05 - 19.35
     Sub-Account                         2011        1.35         1.15 - 1.40      (18.32) - (18.12)
                                         2010        1.39         1.15 - 1.40          11.54 - 11.82
                                         2009        2.17         1.15 - 1.40          24.78 - 25.09
                                         2008        2.46         1.15 - 1.40      (44.59) - (44.45)

  FTVIPT Franklin Income                 2012        6.44         0.95 - 2.25          10.13 - 11.58
     Securities Sub-Account              2011        5.75         0.95 - 2.25            0.11 - 1.42
                                         2010        6.60         0.95 - 2.25          10.17 - 11.61
                                         2009        8.01         0.95 - 2.25          32.58 - 34.31
                                         2008        5.48         0.95 - 2.25      (31.23) - (30.32)

  FTVIPT Franklin Small Cap              2012        0.78         0.95 - 1.75          16.32 - 17.26
     Value Securities Sub-Account        2011        0.66         0.95 - 1.75        (5.43) - (4.67)
                                         2010        0.73         0.95 - 1.75          26.00 - 27.01
                                         2009        1.66         0.95 - 1.75          26.91 - 27.94
                                         2008        1.04         0.95 - 1.75      (34.18) - (33.65)

  FTVIPT Mutual Shares                   2012        2.06         0.95 - 1.90          12.08 - 13.16
     Securities Sub-Account              2011        2.42         0.95 - 1.90        (2.90) - (1.98)
                                         2010        1.62         0.95 - 1.90           9.10 - 10.14
                                         2009        2.02         0.95 - 1.90          23.67 - 24.86
                                         2008        3.27         0.95 - 1.90      (38.30) - (37.71)

  FTVIPT Templeton Foreign               2012        3.02         1.55 - 2.30          15.53 - 16.41
     Securities Sub-Account              2011        1.71         1.55 - 2.30      (12.66) - (12.00)
                                         2010        1.88         1.55 - 2.30            5.94 - 6.74
                                         2009        3.05         1.55 - 2.30          33.93 - 34.94
                                         2008        2.33         1.55 - 2.30      (41.74) - (41.30)

  FTVIPT Templeton Global                2012        6.42         0.95 - 1.75          13.06 - 13.97
     Bond Securities Sub-Account         2011        5.46         0.95 - 1.75        (2.58) - (1.81)
                                         2010        1.36         0.95 - 1.75          12.46 - 13.36
                                         2009       14.21         0.95 - 1.75          16.62 - 17.56
                                         2008        3.50         0.95 - 1.75            4.36 - 5.20

  Invesco V.I. Core Equity               2012        0.91                1.40                  12.29
     Sub-Account                         2011        0.92                1.40                 (1.44)
                                         2010        0.95                1.40                   8.02
                                         2009        1.76                1.40                  26.51
                                         2008        1.79                1.40                (31.12)

  Invesco V.I. Global Real               2012        0.48         0.95 - 1.75          25.62 - 26.63
     Estate Sub-Account                  2011        4.22         0.95 - 1.75        (8.34) - (7.62)
                                         2010        5.55         0.95 - 1.75          15.19 - 16.13
                                         2009          --         0.95 - 1.75          28.83 - 29.86
                                         2008        9.45         0.95 - 1.75      (45.68) - (45.25)

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8. FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                                AS OF DECEMBER 31
                                               ----------------------------------------------------
                                                                   UNIT VALUE
                                                                    LOWEST TO             NET
                                                    UNITS          HIGHEST ($)        ASSETS ($)
                                               --------------   ----------------   ----------------
  Invesco V.I. International             2012       8,127,475       7.81 - 29.32        219,783,700
     Growth Sub-Account                  2011       6,481,068       6.86 - 25.68        154,099,050
                                         2010       4,327,573       7.46 - 27.87        111,888,065
                                         2009       2,818,925       6.70 - 24.98         65,315,391
                                         2008       1,618,515       5.02 - 18.70         27,961,110

  Invesco V.I. Van Kampen                2012          28,015               5.35            149,862
     American Franchise                  2011          18,874               4.77             90,033
     Sub-Account                         2010          25,363               5.16            130,764
                                         2009          26,829               4.36            117,046
                                         2008          33,379               2.66             88,923

  Invesco V.I. Van Kampen                2012       5,515,798      11.80 - 12.39         66,684,996
     American Value Sub-Account          2011       4,490,470      10.26 - 10.68         47,014,117
                                         2010       2,673,648      10.35 - 10.70         28,139,044
                                         2009       1,763,519        8.62 - 8.84         15,401,650
                                         2008       1,130,852        6.31 - 6.41          7,194,408

  Invesco V.I. Van Kampen                2012      29,563,858       4.93 - 17.54        496,945,594
     Equity and Income                   2011      27,370,136       4.44 - 15.75        414,357,262
     Sub-Account                         2010      22,199,448      14.98 - 16.11        345,124,808
                                         2009      17,747,381      13.63 - 14.52        249,400,082
                                         2008      13,625,412      11.34 - 11.97        158,238,412

  Invesco V.I. Van Kampen                2012      13,407,203       7.24 - 27.48        268,230,013
     Growth and Income                   2011      11,777,382       6.40 - 24.26        206,338,231
     Sub-Account                         2010       9,061,763       6.63 - 25.06        160,437,278
                                         2009       6,896,039       5.97 - 22.55        107,604,807
                                         2008       4,699,178       4.87 - 18.34         57,517,543

  Janus Aspen Worldwide                  2012             769               7.35              5,653
     Sub-Account                         2011             769               6.17              4,750
                                         2010             901               7.22              6,506
                                         2009             999               6.29              6,285
                                         2008           1,089               4.61              5,018

  LMPVET ClearBridge Variable            2012      11,687,754      10.38 - 17.75        186,988,862
     Aggressive Growth                   2011      11,855,614       8.94 - 15.09        160,839,221
     Sub-Account                         2010      11,742,971       8.92 - 14.87        156,471,918
                                         2009      11,503,827       7.29 - 12.01        123,705,924
                                         2008      10,751,677        7.58 - 9.01         86,704,540

  LMPVET ClearBridge Variable            2012       7,908,912      30.52 - 40.17        290,191,379
     Appreciation Sub-Account            2011       7,021,537      26.94 - 34.98        224,680,370
                                         2010       5,515,253      26.87 - 34.42        173,626,503
                                         2009       4,134,838      24.41 - 30.85        116,657,409
                                         2008       3,070,482      11.00 - 25.50         70,122,225

  LMPVET ClearBridge Variable            2012       9,055,914      10.11 - 16.14        134,931,130
     Equity Income Builder               2011       8,013,455       9.06 - 14.28        103,322,855
     Sub-Account                         2010       6,778,039      10.29 - 13.39         81,006,913
                                         2009       6,144,958       9.34 - 12.06         64,946,351
                                         2008       5,136,303        7.74 - 9.92         43,322,014

                                                         FOR THE YEAR ENDED DECEMBER 31
                                               -----------------------------------------------------
                                               INVESTMENT(1)   EXPENSE RATIO(2)     TOTAL RETURN(3)
                                                  INCOME           LOWEST TO           LOWEST TO
                                                 RATIO (%)        HIGHEST (%)         HIGHEST (%)
                                               -------------   -----------------   -----------------
  Invesco V.I. International             2012        1.38         0.95 - 1.75          13.25 - 14.16
     Growth Sub-Account                  2011        1.06         0.95 - 1.75        (8.60) - (7.87)
                                         2010        2.01         0.95 - 1.75          10.66 - 11.55
                                         2009        1.74         0.95 - 1.75          32.57 - 33.63
                                         2008        0.80         0.95 - 1.75      (41.56) - (41.09)

  Invesco V.I. Van Kampen                2012          --                1.40                  12.14
     American Franchise                  2011          --                1.40                 (7.49)
     Sub-Account                         2010          --                1.40                  18.18
                                         2009        0.11                1.40                  63.78
                                         2008        0.55                1.40                (49.70)

  Invesco V.I. Van Kampen                2012        0.68         0.95 - 1.75          15.03 - 15.96
     American Value Sub-Account          2011        0.72         0.95 - 1.75        (0.92) - (0.12)
                                         2010        0.80         0.95 - 1.75          20.06 - 21.03
                                         2009        1.18         0.95 - 1.75          36.75 - 37.84
                                         2008        0.78         0.95 - 1.75      (42.44) - (41.98)

  Invesco V.I. Van Kampen                2012        1.85         0.95 - 1.90          10.26 - 11.32
     Equity and Income                   2011        1.69         0.95 - 1.90        (8.77) - (2.23)
     Sub-Account                         2010        1.92         0.95 - 1.90           9.92 - 10.97
                                         2009        2.82         0.95 - 1.90          20.19 - 21.33
                                         2008        2.44         0.95 - 1.90      (24.14) - (23.41)

  Invesco V.I. Van Kampen                2012        1.36         0.95 - 1.90          12.18 - 13.26
     Growth and Income                   2011        1.13         0.95 - 1.90        (4.10) - (3.18)
     Sub-Account                         2010        0.09         0.95 - 1.90          10.09 - 11.13
                                         2009        3.60         0.95 - 1.90          21.78 - 22.94
                                         2008        1.50         0.95 - 1.90      (33.49) - (32.85)

  Janus Aspen Worldwide                  2012        0.89                0.89                  19.01
     Sub-Account                         2011        0.58                0.89                (14.50)
                                         2010        0.61                0.89                  14.80
                                         2009        1.43                0.89                  36.49
                                         2008        1.21                0.89                (45.15)

  LMPVET ClearBridge Variable            2012        0.43         0.95 - 2.30          16.01 - 17.60
     Aggressive Growth                   2011        0.20         0.95 - 2.30            0.15 - 1.50
     Sub-Account                         2010        0.15         0.95 - 2.30          22.17 - 23.83
                                         2009          --         0.95 - 2.30          31.51 - 33.30
                                         2008          --         0.95 - 2.30      (41.77) - (40.97)

  LMPVET ClearBridge Variable            2012        1.75         0.95 - 2.30          13.30 - 14.85
     Appreciation Sub-Account            2011        1.77         0.95 - 2.30            0.28 - 1.64
                                         2010        1.83         0.95 - 2.30          10.07 - 11.56
                                         2009        2.45         0.95 - 2.30          19.34 - 20.96
                                         2008        1.44         0.95 - 2.30      (31.05) - (29.98)

  LMPVET ClearBridge Variable            2012        3.04         0.95 - 2.30          11.60 - 12.99
     Equity Income Builder               2011        3.39         0.95 - 2.30          (2.15) - 6.69
     Sub-Account                         2010        4.09         0.95 - 1.90          10.01 - 11.06
                                         2009        3.37         0.95 - 1.90          20.32 - 21.47
                                         2008        1.13         0.95 - 1.90      (36.25) - (35.58)

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8. FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                                AS OF DECEMBER 31
                                               ---------------------------------------------------
                                                                   UNIT VALUE
                                                                    LOWEST TO             NET
                                                    UNITS          HIGHEST ($)        ASSETS ($)
                                               -------------   -----------------   ---------------
  LMPVET ClearBridge Variable            2012      3,081,671       28.81 - 37.11       104,446,756
     Fundamental All Cap Value           2011      3,213,146       25.64 - 32.59        95,718,136
     Sub-Account                         2010      3,100,875       27.97 - 35.07        99,528,233
                                         2009      2,989,079       24.54 - 30.36        83,258,408
                                         2008      2,724,852       19.41 - 23.70        59,326,416

  LMPVET ClearBridge Variable            2012        283,429       14.10 - 15.86         4,312,254
     Large Cap Growth                    2011        363,040       11.99 - 13.38         4,673,796
     Sub-Account                         2010        459,350       12.35 - 13.67         6,065,533
                                         2009        557,417       11.50 - 12.63         6,818,703
                                         2008        629,993         8.27 - 9.01         5,503,740

  LMPVET ClearBridge Variable            2012        286,427       15.28 - 17.21         4,743,489
     Large Cap Value Sub-Account         2011        265,335       13.42 - 15.00         3,836,359
                                         2010        194,899       13.09 - 14.51         2,729,796
                                         2009        196,692       12.23 - 13.45         2,559,454
                                         2008        188,889       10.05 - 10.97         2,012,063

  LMPVET ClearBridge Variable            2012      3,457,289       15.75 - 21.71        64,881,494
     Small Cap Growth                    2011      2,686,955       13.50 - 18.35        42,564,777
     Sub-Account                         2010      2,149,625       13.62 - 18.28        33,662,804
                                         2009      1,757,714       11.13 - 14.74        21,966,842
                                         2008      1,214,861        7.98 - 10.42        10,577,679

  LMPVET Investment Counsel              2012          9,185       29.64 - 32.19           289,329
     Variable Social Awareness           2011         17,377       27.28 - 29.51           501,373
     Sub-Account                         2010         17,424       27.81 - 29.97           510,680
                                         2009         19,412       25.28 - 27.12           515,712
                                         2008         25,775       20.97 - 22.41           567,901

  LMPVET Variable Lifestyle              2012      1,699,443       17.68 - 20.56        32,620,028
     Allocation 50% Sub-Account          2011      1,414,982       15.93 - 17.95        24,265,695
                                         2010        769,522       16.05 - 17.94        13,086,823
                                         2009        487,451       14.30 - 15.06         7,231,568
                                         2008        567,873       11.02 - 11.55         6,471,351

  LMPVET Variable Lifestyle              2012        162,342       15.15 - 16.14         2,573,509
     Allocation 70% Sub-Account          2011        219,583       13.47 - 14.30         3,086,943
                                         2010        236,121       13.81 - 14.60         3,395,287
                                         2009        271,548       12.24 - 12.89         3,447,350
                                         2008        280,357         9.39 - 9.84         2,719,047

  LMPVET Variable Lifestyle              2012      5,015,187       14.61 - 17.00        79,817,339
     Allocation 85% Sub-Account          2011      4,732,454       12.85 - 14.81        65,879,472
                                         2010      4,289,092       13.41 - 15.30        62,035,149
                                         2009      3,756,486       11.81 - 13.35        47,576,561
                                         2008      2,668,230        9.09 - 10.18        25,875,933

  LMPVIT Western Asset                   2012      4,039,328       20.05 - 24.44        91,771,912
     Variable Global High Yield          2011      3,594,817       17.34 - 20.85        69,717,903
     Bond Sub-Account                    2010      3,170,899       17.44 - 20.70        61,092,507
                                         2009      2,845,850       15.53 - 18.18        48,249,580
                                         2008      2,664,258       10.21 - 11.80        29,373,023

                                                          FOR THE YEAR ENDED DECEMBER 31
                                               ------------------------------------------------------
                                                INVESTMENT(1)   EXPENSE RATIO(2)     TOTAL RETURN(3)
                                                   INCOME           LOWEST TO           LOWEST TO
                                                  RATIO (%)        HIGHEST (%)         HIGHEST (%)
                                               --------------  -----------------   ------------------
  LMPVET ClearBridge Variable            2012        1.72         0.95 - 2.30           12.35 - 13.89
     Fundamental All Cap Value           2011        1.41         0.95 - 2.30         (8.32) - (7.08)
     Sub-Account                         2010        1.79         0.95 - 2.30           13.96 - 15.50
                                         2009        1.44         0.95 - 2.30           26.41 - 28.14
                                         2008        1.83         0.95 - 2.30       (38.03) - (37.18)

  LMPVET ClearBridge Variable            2012        0.66         1.50 - 2.30           17.60 - 18.55
     Large Cap Growth                    2011        0.42         1.50 - 2.30         (2.91) - (2.12)
     Sub-Account                         2010        0.11         1.50 - 2.30             7.34 - 8.19
                                         2009        0.27         1.50 - 2.30           39.14 - 40.27
                                         2008        0.26         1.50 - 2.30       (38.72) - (38.23)

  LMPVET ClearBridge Variable            2012        2.37         1.50 - 2.30           13.84 - 14.76
     Large Cap Value Sub-Account         2011        2.82         1.50 - 2.30             2.57 - 3.39
                                         2010        3.02         1.50 - 2.30             6.98 - 7.83
                                         2009        1.95         1.50 - 2.30           21.66 - 22.65
                                         2008        1.09         1.50 - 2.30       (37.09) - (36.59)

  LMPVET ClearBridge Variable            2012        0.42         0.95 - 2.30           16.70 - 18.29
     Small Cap Growth                    2011          --         0.95 - 2.30           (0.91) - 0.43
     Sub-Account                         2010          --         0.95 - 2.30           22.34 - 24.00
                                         2009          --         0.95 - 2.30           39.53 - 41.42
                                         2008          --         0.95 - 2.30       (42.06) - (41.27)

  LMPVET Investment Counsel              2012        1.06         1.50 - 1.90             8.62 - 9.06
     Variable Social Awareness           2011        1.20         1.50 - 1.90         (1.89) - (1.51)
     Sub-Account                         2010        1.24         1.50 - 1.90           10.04 - 10.48
                                         2009        1.43         1.50 - 1.90           20.53 - 21.01
                                         2008        2.05         1.50 - 1.90       (26.61) - (26.32)

  LMPVET Variable Lifestyle              2012        2.95         0.95 - 1.90           10.96 - 12.02
     Allocation 50% Sub-Account          2011        3.19         1.10 - 1.90           (0.73) - 0.07
                                         2010        4.10         1.10 - 1.90            6.21 - 12.65
                                         2009        5.06         1.50 - 1.90           29.83 - 30.35
                                         2008        3.50         1.50 - 1.90       (28.71) - (28.42)

  LMPVET Variable Lifestyle              2012        2.16         1.50 - 1.90           12.43 - 12.88
     Allocation 70% Sub-Account          2011        1.88         1.50 - 1.90         (2.45) - (2.06)
                                         2010        2.04         1.50 - 1.90           12.84 - 13.30
                                         2009        3.60         1.50 - 1.90           30.41 - 30.93
                                         2008        2.51         1.50 - 1.90       (34.04) - (33.77)

  LMPVET Variable Lifestyle              2012        1.84         0.95 - 1.90           13.70 - 14.79
     Allocation 85% Sub-Account          2011        1.55         0.95 - 1.90         (4.15) - (3.23)
                                         2010        1.73         0.95 - 1.90           13.52 - 14.60
                                         2009        2.64         0.95 - 1.90           29.99 - 31.22
                                         2008        2.50         0.95 - 1.90       (38.60) - (38.01)

  LMPVIT Western Asset                   2012        7.84         0.95 - 2.30           15.62 - 17.20
     Variable Global High Yield          2011        8.38         0.95 - 2.30           (0.59) - 0.75
     Bond Sub-Account                    2010        9.47         0.95 - 2.30           12.31 - 13.83
                                         2009       11.34         0.95 - 2.30           52.02 - 54.08
                                         2008       11.01         0.95 - 2.30       (32.40) - (31.48)

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8. FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                                AS OF DECEMBER 31
                                               ---------------------------------------------------
                                                                   UNIT VALUE
                                                                    LOWEST TO             NET
                                                    UNITS          HIGHEST ($)        ASSETS ($)
                                               -------------   -----------------   ---------------
  MFS VIT Investors Trust                2012          3,616                5.67            20,488
     Sub-Account                         2011          7,050                4.82            33,994
                                         2010          8,683                5.00            43,404
                                         2009         11,563                4.56            52,758
                                         2008         13,271                3.65            48,391

  MFS VIT New Discovery                  2012          4,161               10.01            41,661
     Sub-Account                         2011          4,939                8.38            41,374
                                         2010          4,951                9.47            46,865
                                         2009          6,461                7.04            45,491
                                         2008         10,205                4.38            44,654

  MFS VIT Research Sub-Account           2012          8,335                6.02            50,155
                                         2011          8,675                5.20            45,142
                                         2010         21,202                5.30           112,388
                                         2009         23,944                4.64           111,057
                                         2008         26,232                3.60            94,515

  MIST AllianceBernstein                 2012    267,334,005       10.40 - 10.66     2,823,843,417
     Global Dynamic Allocation           2011    168,434,681         9.68 - 9.75     1,639,379,077
     Sub-Account
     (Commenced 5/2/2011)

  MIST American Funds                    2012    292,605,761       10.22 - 10.89     3,106,060,329
     Balanced Allocation                 2011    306,967,734         9.22 - 9.69     2,914,777,188
     Sub-Account                         2010    251,644,506        9.64 - 10.00     2,478,289,324
     (Commenced 4/28/2008)               2009    147,529,141         8.80 - 9.00     1,315,175,709
                                         2008     47,541,825         6.97 - 7.02       332,865,017

  MIST American Funds Bond               2012     31,242,391       10.69 - 11.23       346,492,447
     Sub-Account                         2011     32,528,572       10.43 - 10.84       349,346,240
     (Commenced 4/28/2008)               2010     26,655,400       10.10 - 10.38       274,791,792
                                         2009     14,305,838         9.74 - 9.92       141,146,685
                                         2008      3,151,521         8.89 - 8.96        28,171,025

  MIST American Funds Growth             2012    149,020,463        9.68 - 10.24     1,496,665,592
     Allocation Sub-Account              2011    159,224,115         8.53 - 8.92     1,398,390,722
     (Commenced 4/28/2008)               2010    155,386,301         9.17 - 9.47     1,454,861,016
                                         2009    139,002,030         8.27 - 8.44     1,164,848,803
                                         2008     74,827,606         6.32 - 6.37       475,226,821

  MIST American Funds Growth             2012     54,812,434        9.59 - 10.07       545,665,799
     Sub-Account                         2011     64,256,598         8.36 - 8.69       553,292,806
     (Commenced 4/28/2008)               2010     52,406,611         8.97 - 9.23       480,253,525
                                         2009     30,278,080         7.76 - 7.90       238,097,827
                                         2008      9,556,758         5.72 - 5.76        54,966,248

  MIST American Funds                    2012     35,359,242         8.44 - 8.82       308,307,926
     International Sub-Account           2011     39,355,385         7.35 - 7.61       296,765,073
     (Commenced 4/28/2008)               2010     33,804,542         8.75 - 9.00       301,922,149
                                         2009     19,914,429         8.38 - 8.53       168,980,812
                                         2008      7,576,246         6.02 - 6.06        45,810,468

                                                         FOR THE YEAR ENDED DECEMBER 31
                                               -----------------------------------------------------
                                               INVESTMENT(1)   EXPENSE RATIO(2)     TOTAL RETURN(3)
                                                  INCOME           LOWEST TO           LOWEST TO
                                                 RATIO (%)        HIGHEST (%)         HIGHEST (%)
                                               -------------   ----------------   ------------------
  MFS VIT Investors Trust                2012       0.67                 1.40                  17.52
     Sub-Account                         2011       0.90                 1.40                 (3.54)
                                         2010       1.30                 1.40                   9.56
                                         2009       1.77                 1.40                  25.15
                                         2008       0.96                 1.40                (34.01)

  MFS VIT New Discovery                  2012         --                 1.40                  19.53
     Sub-Account                         2011         --                 1.40                (11.51)
                                         2010         --                 1.40                  34.44
                                         2009         --                 1.40                  60.90
                                         2008         --                 1.40                (40.18)

  MFS VIT Research Sub-Account           2012       0.79                 1.40                  15.63
                                         2011       0.72                 1.40                 (1.83)
                                         2010       0.92                 1.40                  14.29
                                         2009       1.44                 1.40                  28.73
                                         2008       0.58                 1.40                (36.98)

  MIST AllianceBernstein                 2012       0.10          0.90 - 2.35            3.45 - 8.82
     Global Dynamic Allocation           2011       0.87          1.15 - 2.25        (3.18) - (2.47)
     Sub-Account
     (Commenced 5/2/2011)

  MIST American Funds                    2012       1.69          1.00 - 2.35          10.88 - 12.39
     Balanced Allocation                 2011       1.26          1.00 - 2.35        (4.39) - (3.10)
     Sub-Account                         2010       1.01          1.00 - 2.35           9.55 - 11.05
     (Commenced 4/28/2008)               2009         --          1.00 - 2.35          20.40 - 27.85
                                         2008       6.67          1.15 - 2.35      (30.39) - (29.82)

  MIST American Funds Bond               2012       2.57          1.30 - 2.35            2.47 - 3.55
     Sub-Account                         2011       2.09          1.30 - 2.35            3.34 - 4.42
     (Commenced 4/28/2008)               2010       1.64          1.30 - 2.35            3.63 - 4.73
                                         2009         --          1.30 - 2.35           9.52 - 10.67
                                         2008       9.47          1.30 - 2.35      (11.39) - (10.76)

  MIST American Funds Growth             2012       1.21          1.15 - 2.35          13.45 - 14.82
     Allocation Sub-Account              2011       1.10          1.15 - 2.35        (6.95) - (5.82)
     (Commenced 4/28/2008)               2010       0.89          1.15 - 2.35          10.86 - 12.18
                                         2009         --          1.15 - 2.35          30.93 - 32.51
                                         2008       6.95          1.15 - 2.35      (36.80) - (36.28)

  MIST American Funds Growth             2012       0.33          1.30 - 2.35          14.67 - 15.89
     Sub-Account                         2011       0.35          1.30 - 2.35        (6.81) - (5.83)
     (Commenced 4/28/2008)               2010       0.20          1.30 - 2.35          15.57 - 16.79
                                         2009         --          1.30 - 2.35          35.67 - 37.09
                                         2008       7.34          1.30 - 2.35      (42.71) - (42.30)

  MIST American Funds                    2012       1.56          1.30 - 2.25          14.82 - 15.92
     International Sub-Account           2011       1.44          1.30 - 2.25      (16.18) - (15.38)
     (Commenced 4/28/2008)               2010       0.76          1.30 - 2.35            4.42 - 5.51
                                         2009         --          1.30 - 2.35          39.25 - 40.72
                                         2008      11.18          1.30 - 2.20      (40.31) - (39.94)

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8. FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                         AS OF DECEMBER 31
                                          -----------------------------------------------
                                                            UNIT VALUE
                                                             LOWEST TO           NET
                                               UNITS        HIGHEST ($)      ASSETS ($)
                                          ------------   ---------------   --------------
  MIST American Funds                2012  159,499,085     10.47 - 11.15    1,734,325,945
     Moderate Allocation             2011  168,982,398      9.67 - 10.16    1,683,464,896
     Sub-Account                     2010  143,876,667      9.88 - 10.25    1,452,175,003
     (Commenced 4/28/2008)           2009   89,994,728       9.20 - 9.42      839,089,528
                                     2008   29,162,701       7.64 - 7.70      223,820,453

  MIST AQR Global Risk               2012  324,843,850     10.42 - 11.61    3,753,309,463
     Balanced Sub-Account            2011  179,038,392     10.54 - 10.62    1,898,124,083
     (Commenced 5/2/2011)

  MIST BlackRock Global              2012  471,913,542     10.13 - 10.38    4,856,824,935
     Tactical Strategies             2011  297,189,715       9.51 - 9.58    2,842,712,285
     Sub-Account
     (Commenced 5/2/2011)

  MIST BlackRock High Yield          2012   11,949,833     13.83 - 26.13      276,977,302
     Sub-Account                     2011   10,891,616     12.03 - 21.28      221,624,841
                                     2010    9,034,810     11.92 - 21.07      182,367,303
                                     2009    5,656,394     16.02 - 18.43      100,278,538
                                     2008    1,114,960     11.47 - 12.73       13,709,683

  MIST BlackRock Large Cap           2012    1,423,242      9.34 - 11.16       14,439,147
     Core Sub-Account                2011    1,414,721       8.42 - 9.34       12,849,849
                                     2010    1,044,239       8.60 - 9.47        9,613,588
                                     2009      613,169       7.82 - 8.54        5,078,728
                                     2008      508,491       6.71 - 7.28        3,599,088

  MIST Clarion Global Real           2012   10,967,900     15.19 - 17.23      177,317,957
     Estate Sub-Account              2011   11,304,866     12.34 - 13.38      147,447,056
                                     2010    9,934,760     13.39 - 14.36      139,330,754
                                     2009    7,999,282     11.80 - 12.53       98,120,895
                                     2008    6,912,531       8.97 - 9.42       63,965,106

  MIST Dreman Small Cap Value        2012    1,643,159     14.04 - 15.36       24,014,976
     Sub-Account                     2011    1,650,824     12.42 - 13.17       21,224,281
                                     2010    1,677,961     14.14 - 14.87       24,426,974
                                     2009    1,579,618     12.10 - 12.62       19,575,088
                                     2008    1,254,915       9.59 - 9.92       12,261,677

  MIST Goldman Sachs Mid Cap         2012    8,486,283     15.38 - 16.85      139,211,779
     Value Sub-Account               2011    9,263,271     13.34 - 14.45      130,696,272
                                     2010    7,332,195     14.57 - 15.63      112,015,664
                                     2009    6,218,018     12.01 - 12.74       77,628,353
                                     2008    7,184,822       9.29 - 9.76       68,935,462

  MIST Harris Oakmark                2012   25,722,293     18.33 - 22.61      538,939,254
     International Sub-Account       2011   28,033,038     14.49 - 17.04      461,860,538
                                     2010   23,589,953     17.23 - 20.14      459,739,197
                                     2009   18,176,767     15.11 - 17.52      309,481,262
                                     2008   16,938,263     10.69 - 11.45      189,181,455

  MIST Invesco Balanced-Risk         2012  631,214,101       1.04 - 1.05      661,422,417
     Allocation Sub-Account
     (Commenced 4/30/2012)

                                                  FOR THE YEAR ENDED DECEMBER 31
                                          -----------------------------------------------
                                          INVESTMENT(1) EXPENSE RATIO(2)  TOTAL RETURN(3)
                                             INCOME         LOWEST TO        LOWEST TO
                                            RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                          ------------- ---------------- ----------------
  MIST American Funds                2012      2.04       1.00 - 2.35         8.25 - 9.73
     Moderate Allocation             2011      1.54       1.00 - 2.35     (2.14) - (0.81)
     Sub-Account                     2010      1.41       1.00 - 2.35         7.36 - 8.82
     (Commenced 4/28/2008)           2009        --       1.00 - 2.35       15.69 - 21.98
                                     2008      6.96       1.15 - 2.35   (23.78) - (23.16)

  MIST AQR Global Risk               2012      0.44       0.90 - 2.35         3.72 - 9.29
     Balanced Sub-Account            2011      3.00       1.15 - 2.25         1.94 - 2.70
     (Commenced 5/2/2011)

  MIST BlackRock Global              2012        --       0.90 - 2.35         3.27 - 7.89
     Tactical Strategies             2011      1.37       1.15 - 2.25     (4.84) - (4.14)
     Sub-Account
     (Commenced 5/2/2011)

  MIST BlackRock High Yield          2012      7.05       0.90 - 2.35        7.68 - 15.15
     Sub-Account                     2011      6.52       1.20 - 2.35       (0.03) - 1.12
                                     2010      5.88       1.20 - 2.35        5.99 - 14.28
                                     2009      3.54       1.30 - 2.35       43.24 - 44.75
                                     2008      5.00       1.30 - 2.30   (25.93) - (25.14)

  MIST BlackRock Large Cap           2012      1.07       0.90 - 2.30      (0.27) - 11.75
     Core Sub-Account                2011      0.92       1.55 - 2.30     (2.06) - (1.33)
                                     2010      1.06       1.55 - 2.30       10.01 - 10.85
                                     2009      1.34       1.55 - 2.30       16.49 - 17.35
                                     2008      0.57       1.55 - 2.30   (38.73) - (38.27)

  MIST Clarion Global Real           2012      2.03       0.90 - 2.35        9.18 - 24.35
     Estate Sub-Account              2011      3.80       1.30 - 2.35     (7.78) - (6.80)
                                     2010      7.76       1.30 - 2.35       13.41 - 14.61
                                     2009      3.11       1.30 - 2.35       31.61 - 33.00
                                     2008      1.66       1.30 - 2.35   (43.03) - (42.43)

  MIST Dreman Small Cap Value        2012      0.84       0.90 - 2.30        2.73 - 13.98
     Sub-Account                     2011      1.69       1.20 - 2.30   (12.17) - (11.43)
                                     2010      0.82       1.20 - 2.30       16.82 - 17.83
                                     2009      0.88       1.20 - 2.30       26.15 - 27.24
                                     2008      0.72       1.20 - 2.30   (26.93) - (21.55)

  MIST Goldman Sachs Mid Cap         2012      0.59       1.30 - 2.35       15.36 - 16.58
     Value Sub-Account               2011      0.48       1.30 - 2.35     (8.46) - (7.50)
                                     2010      0.92       1.30 - 2.35       21.35 - 22.63
                                     2009      1.25       1.30 - 2.35       29.24 - 30.59
                                     2008      0.79       1.30 - 2.35   (37.57) - (36.90)

  MIST Harris Oakmark                2012      1.63       0.95 - 2.35       15.61 - 27.58
     International Sub-Account       2011        --       1.30 - 2.35   (16.24) - (15.36)
                                     2010      1.82       1.30 - 2.35       13.71 - 14.92
                                     2009      7.66       1.30 - 2.35       43.46 - 53.06
                                     2008      1.67       1.30 - 2.35   (42.26) - (41.65)

  MIST Invesco Balanced-Risk         2012      0.55       0.90 - 2.35         3.03 - 4.04
     Allocation Sub-Account
     (Commenced 4/30/2012)

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8. FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                        AS OF DECEMBER 31
                                          ----------------------------------------------
                                                           UNIT VALUE
                                                            LOWEST TO           NET
                                              UNITS        HIGHEST ($)      ASSETS ($)
                                          ------------  ---------------   --------------
  MIST Invesco Small Cap            2012    13,528,657    16.44 - 19.61      240,468,780
     Growth Sub-Account             2011    13,942,780    14.22 - 16.69      212,672,795
                                    2010    11,943,258    14.70 - 16.99      186,610,558
                                    2009    11,180,366    11.92 - 13.55      140,473,926
                                    2008    10,535,898     9.11 - 10.19      100,447,225

  MIST Janus Forty Sub-Account      2012       687,043  115.55 - 176.62      106,823,115
                                    2011       543,584   96.27 - 146.05       68,769,080
                                    2010       397,905  106.29 - 160.04       53,356,686
                                    2009       192,470   99.16 - 121.06       21,865,637
                                    2008       143,074    70.85 - 85.85       11,490,581

  MIST Jennison Large Cap           2012     8,109,956      7.95 - 8.39       67,104,542
     Equity Sub-Account             2011     7,776,061      7.22 - 7.54       57,997,273
                                    2010     5,826,308      7.72 - 7.95       45,894,091
                                    2009     4,962,869      6.82 - 6.98       34,404,016
                                    2008     4,139,663      5.67 - 5.74       23,654,112

  MIST JPMorgan Global Active       2012   269,034,003      1.04 - 1.05      282,572,135
     Allocation Sub-Account
     (Commenced 4/30/2012)

  MIST Legg Mason ClearBridge       2012    33,802,849      7.55 - 9.54      292,871,764
     Aggressive Growth              2011    35,764,496      6.45 - 7.78      265,479,062
     Sub-Account                    2010    13,863,499      6.97 - 7.63      102,505,758
                                    2009    12,110,468      5.76 - 6.24       73,409,292
                                    2008    12,239,079      4.43 - 4.76       56,694,512

  MIST Loomis Sayles Global         2012    12,318,466    13.71 - 14.91      177,780,410
     Markets Sub-Account            2011    13,161,956    12.01 - 12.74      165,018,207
                                    2010    10,620,691    12.48 - 13.10      137,171,845
                                    2009     7,198,911    10.47 - 10.88       77,383,467
                                    2008     5,848,580      7.61 - 7.83       45,350,255

  MIST Lord Abbett Bond             2012    10,178,078     9.36 - 30.15      266,010,291
     Debenture Sub-Account          2011    10,848,076     8.39 - 26.88      255,107,548
                                    2010    11,708,304     8.12 - 25.87      267,920,695
                                    2009    11,953,991     7.27 - 23.06      245,913,998
                                    2008    11,669,031     5.38 - 16.97      178,177,257

  MIST Lord Abbett Mid Cap          2012     5,175,603    23.78 - 29.73      138,149,492
     Value Sub-Account              2011     5,366,862    21.23 - 24.69      127,004,689
                                    2010     4,351,943    22.57 - 25.97      108,323,379
                                    2009     3,034,782    18.41 - 20.96       60,902,685
                                    2008     1,489,703    14.89 - 16.78       23,899,560

  MIST Met/Eaton Vance              2012     5,007,151    10.61 - 10.91       54,197,004
     Floating Rate Sub-Account      2011     4,263,176    10.13 - 10.30       43,696,769
     (Commenced 5/3/2010)           2010     1,600,145    10.16 - 10.23       16,334,315

  MIST Met/Franklin Low             2012     4,349,231     9.92 - 10.14       43,609,944
     Duration Total Return          2011     2,835,514      9.70 - 9.78       27,661,832
     Sub-Account
     (Commenced 5/2/2011)

                                                  FOR THE YEAR ENDED DECEMBER 31
                                          -----------------------------------------------
                                          INVESTMENT(1) EXPENSE RATIO(2)  TOTAL RETURN(3)
                                             INCOME         LOWEST TO        LOWEST TO
                                            RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                          ------------- ---------------- ----------------
  MIST Invesco Small Cap            2012         --       0.89 - 2.35       15.47 - 17.45
     Growth Sub-Account             2011         --       0.89 - 2.35     (3.37) - (1.73)
                                    2010         --       0.89 - 2.35       23.26 - 25.35
                                    2009         --       0.89 - 2.35       30.70 - 33.03
                                    2008         --       0.89 - 2.35   (40.16) - (39.15)

  MIST Janus Forty Sub-Account      2012       0.29       1.30 - 2.35       19.66 - 20.94
                                    2011       1.69       1.30 - 2.35     (9.69) - (8.74)
                                    2010       1.30       1.30 - 2.35         3.20 - 8.00
                                    2009         --       1.55 - 2.30       39.96 - 41.01
                                    2008       4.86       1.55 - 2.30   (43.18) - (42.75)

  MIST Jennison Large Cap           2012       0.28       1.30 - 2.35       10.04 - 11.21
     Equity Sub-Account             2011       0.38       1.30 - 2.35     (6.06) - (5.08)
                                    2010       0.42       1.30 - 2.20       12.87 - 13.90
                                    2009       0.82       1.30 - 2.35       20.41 - 21.65
                                    2008         --       1.30 - 2.35   (43.16) - (42.56)

  MIST JPMorgan Global Active       2012       0.73       0.90 - 2.35         3.02 - 4.03
     Allocation Sub-Account
     (Commenced 4/30/2012)

  MIST Legg Mason ClearBridge       2012       0.02       0.90 - 2.35        3.28 - 17.38
     Aggressive Growth              2011         --       0.95 - 2.35       (9.34) - 1.91
     Sub-Account                    2010         --       1.30 - 2.35       20.92 - 22.20
                                    2009         --       1.30 - 2.35       29.87 - 31.23
                                    2008         --       1.30 - 2.35   (40.47) - (39.84)

  MIST Loomis Sayles Global         2012       2.32       1.10 - 2.35        2.75 - 15.41
     Markets Sub-Account            2011       2.32       1.30 - 2.35     (3.77) - (2.75)
                                    2010       2.99       1.30 - 2.35       19.18 - 20.43
                                    2009       1.95       1.30 - 2.35       37.54 - 39.00
                                    2008       4.63       1.30 - 2.35   (40.68) - (40.05)

  MIST Lord Abbett Bond             2012       7.20       0.89 - 2.35        5.77 - 12.18
     Debenture Sub-Account          2011       5.92       0.89 - 2.35         2.04 - 3.90
                                    2010       6.21       0.89 - 2.35       10.34 - 12.18
                                    2009       7.17       0.89 - 2.35       33.60 - 35.91
                                    2008       4.35       0.89 - 2.35   (20.50) - (19.12)

  MIST Lord Abbett Mid Cap          2012       0.40       0.90 - 2.35        2.26 - 13.21
     Value Sub-Account              2011       0.51       1.30 - 2.35     (5.93) - (4.94)
                                    2010       0.55       1.30 - 2.35       22.62 - 23.91
                                    2009       1.74       1.30 - 2.35       23.59 - 24.90
                                    2008       0.41       1.30 - 2.35   (40.20) - (39.57)

  MIST Met/Eaton Vance              2012       3.39       1.30 - 2.35         4.83 - 5.94
     Floating Rate Sub-Account      2011       1.99       1.30 - 2.30       (0.31) - 0.69
     (Commenced 5/3/2010)           2010         --       1.30 - 2.30         1.64 - 2.31

  MIST Met/Franklin Low             2012       1.91       0.90 - 2.20         1.17 - 3.15
     Duration Total Return          2011         --       1.20 - 2.35     (2.83) - (2.08)
     Sub-Account
     (Commenced 5/2/2011)

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8. FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                                AS OF DECEMBER 31
                                               ----------------------------------------------------
                                                                   UNIT VALUE
                                                                    LOWEST TO             NET
                                                    UNITS          HIGHEST ($)        ASSETS ($)
                                               --------------   ----------------    ---------------
  MIST Met/Franklin Mutual               2012      16,453,837       9.38 - 10.04        159,975,591
     Shares Sub-Account                  2011      17,630,531        8.43 - 8.76        152,876,625
     (Commenced 4/28/2008)               2010      13,681,991        8.67 - 8.92        121,115,835
                                         2009       7,713,701        8.01 - 8.14         62,452,238
                                         2008       1,978,335        6.56 - 6.60         13,038,845

  MIST Met/Franklin Templeton            2012      59,096,775      10.26 - 10.99        629,259,098
     Founding Strategy                   2011      63,624,798        9.05 - 9.46        592,611,774
     Sub-Account                         2010      59,315,798        9.43 - 9.74        571,218,147
     (Commenced 4/28/2008)               2009      49,352,169        8.80 - 8.95        438,687,403
                                         2008      27,525,771        6.99 - 7.05        193,348,119

  MIST Met/Templeton Growth              2012       4,597,398       9.79 - 16.90         57,080,438
     Sub-Account                         2011       4,687,427       8.18 - 14.06         49,144,134
     (Commenced 5/3/2010)                2010         614,557       8.96 - 14.25          7,380,405

  MIST Met/Templeton                     2012       4,238,395      13.19 - 13.56         57,001,253
     International Bond                  2011       4,276,073      11.74 - 12.02         51,093,268
     Sub-Account                         2010       2,982,596      12.04 - 12.22         36,302,425
     (Commenced 5/4/2009)                2009         775,327      10.84 - 10.90          8,438,524

  MIST MetLife Aggressive                2012      44,655,767      11.48 - 12.93        545,044,070
     Strategy Sub-Account                2011      49,390,389      10.07 - 10.98        524,691,864
                                         2010      45,689,702      10.94 - 11.78        522,967,837
                                         2009      41,343,573       9.62 - 10.23        412,402,731
                                         2008      39,565,727        7.42 - 7.80        302,274,534

  MIST MetLife Balanced Plus             2012     438,994,467      10.30 - 10.55      4,593,209,415
     Sub-Account                         2011     257,076,022        9.33 - 9.40      2,411,774,661
     (Commenced 5/2/2011)

  MIST MetLife Balanced                  2012     550,560,779      12.02 - 13.53      7,045,806,333
     Strategy Sub-Account                2011     592,824,603      10.80 - 11.77      6,764,659,086
                                         2010     546,381,907      11.25 - 12.12      6,437,293,439
                                         2009     458,932,798      10.14 - 10.79      4,832,135,577
                                         2008     406,068,266        8.09 - 8.50      3,383,789,930

  MIST MetLife Defensive                 2012     178,585,503      12.28 - 13.82      2,332,865,728
     Strategy Sub-Account                2011     186,262,512      11.33 - 12.48      2,228,739,665
                                         2010     167,912,074      11.40 - 12.39      2,003,850,499
                                         2009     134,240,318      10.52 - 11.28      1,466,386,791
                                         2008      98,361,064        8.77 - 9.21        887,719,339

  MIST MetLife Growth                    2012     407,576,342      11.83 - 13.31      5,115,649,012
     Strategy Sub-Account                2011     446,977,194      10.46 - 11.40      4,926,470,881
                                         2010     473,161,406      11.14 - 12.00      5,512,372,206
                                         2009     490,302,032       9.88 - 10.51      5,026,063,304
                                         2008     494,438,103        7.77 - 8.17      3,958,612,323

  MIST MetLife Moderate                  2012     266,549,696      12.27 - 13.82      3,483,723,904
     Strategy Sub-Account                2011     281,377,647      11.18 - 12.19      3,324,311,655
                                         2010     257,780,425      11.46 - 12.34      3,094,289,659
                                         2009     201,975,022      10.44 - 11.11      2,188,428,006
                                         2008     157,147,909        8.48 - 8.91      1,371,420,955

                                                         FOR THE YEAR ENDED DECEMBER 31
                                               -----------------------------------------------------
                                                INVESTMENT(1)  EXPENSE RATIO(2)      TOTAL RETURN(3)
                                                   INCOME          LOWEST TO            LOWEST TO
                                                  RATIO (%)       HIGHEST (%)          HIGHEST (%)
                                               --------------  -----------------   -----------------
  MIST Met/Franklin Mutual               2012        0.57         0.90 - 2.35           5.12 - 12.44
     Shares Sub-Account                  2011        2.75         1.30 - 2.35        (2.85) - (1.83)
     (Commenced 4/28/2008)               2010          --         1.30 - 2.35            8.44 - 9.58
                                         2009          --         1.30 - 2.30          22.05 - 23.27
                                         2008        5.28         1.30 - 2.20      (34.35) - (33.94)

  MIST Met/Franklin Templeton            2012        4.01         0.90 - 2.35           7.29 - 14.79
     Founding Strategy                   2011        1.72         1.15 - 2.35        (4.04) - (2.88)
     Sub-Account                         2010          --         1.15 - 2.35            7.50 - 8.79
     (Commenced 4/28/2008)               2009          --         1.15 - 2.20          25.75 - 27.08
                                         2008        3.15         1.15 - 2.20      (30.03) - (29.53)

  MIST Met/Templeton Growth              2012        1.57         0.95 - 2.15          19.60 - 21.05
     Sub-Account                         2011        0.33         0.95 - 2.15       (17.86) - (7.78)
     (Commenced 5/3/2010)                2010          --         1.10 - 2.05            4.65 - 5.96

  MIST Met/Templeton                     2012       10.26         1.30 - 2.05          11.96 - 12.80
     International Bond                  2011        6.86         1.30 - 2.20        (2.49) - (1.61)
     Sub-Account                         2010        0.51         1.30 - 2.20          11.07 - 12.08
     (Commenced 5/4/2009)                2009          --         1.30 - 2.20            8.40 - 9.00

  MIST MetLife Aggressive                2012        0.64         0.90 - 2.35           2.91 - 15.40
     Strategy Sub-Account                2011        1.10         1.15 - 2.35        (7.96) - (6.85)
                                         2010        1.18         1.15 - 2.35          13.80 - 15.17
                                         2009          --         1.15 - 2.35          29.56 - 31.13
                                         2008        3.60         1.15 - 2.35      (42.19) - (41.49)

  MIST MetLife Balanced Plus             2012          --         0.90 - 2.35           4.67 - 11.81
     Sub-Account                         2011        0.27         1.15 - 2.25        (6.68) - (6.00)
     (Commenced 5/2/2011)

  MIST MetLife Balanced                  2012        2.15         0.90 - 2.35           3.72 - 12.62
     Strategy Sub-Account                2011        1.58         1.15 - 2.35        (3.98) - (2.82)
                                         2010        2.05         1.15 - 2.35          10.96 - 12.28
                                         2009          --         1.15 - 2.35          25.35 - 26.87
                                         2008        4.75         1.15 - 2.35      (33.52) - (32.72)

  MIST MetLife Defensive                 2012        2.83         0.90 - 2.35            3.87 - 9.80
     Strategy Sub-Account                2011        2.22         1.00 - 2.35          (0.59) - 0.76
                                         2010        3.05         1.00 - 2.35            8.32 - 9.80
                                         2009        2.86         1.00 - 2.35          14.50 - 21.50
                                         2008        1.41         1.15 - 2.35      (22.50) - (21.56)

  MIST MetLife Growth                    2012        1.66         0.90 - 2.35           3.45 - 14.39
     Strategy Sub-Account                2011        1.54         1.15 - 2.35        (6.10) - (4.98)
                                         2010        1.71         1.15 - 2.35          12.81 - 14.17
                                         2009          --         1.15 - 2.35          27.08 - 28.61
                                         2008        3.49         1.15 - 2.35      (39.32) - (38.58)

  MIST MetLife Moderate                  2012        2.66         0.90 - 2.35           3.72 - 11.10
     Strategy Sub-Account                2011        1.83         1.15 - 2.35        (2.43) - (1.26)
                                         2010        2.46         1.15 - 2.35           9.79 - 11.12
                                         2009        3.18         1.15 - 2.35          23.16 - 24.65
                                         2008        1.75         1.15 - 2.35      (28.14) - (27.26)

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8. FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                           AS OF DECEMBER 31
                                            -----------------------------------------------
                                                              UNIT VALUE
                                                               LOWEST TO           NET
                                                UNITS         HIGHEST ($)      ASSETS ($)
                                            ------------   ---------------   --------------
  MIST MetLife Multi-Index            2012    11,094,386              1.01       11,247,979
     Targeted Risk Sub-Account
     (Commenced 11/12/2012)

  MIST MFS Emerging Markets           2012    38,352,212     11.09 - 13.41      448,693,258
     Equity Sub-Account               2011    37,004,554      9.55 - 11.54      369,675,163
                                      2010    29,287,659     12.03 - 14.53      365,169,255
                                      2009    18,534,256      9.96 - 12.02      189,762,080
                                      2008     9,820,617       6.03 - 7.28       60,422,758

  MIST MFS Research                   2012    21,667,563     13.21 - 15.60      311,615,422
     International Sub-Account        2011    22,841,018     11.58 - 13.42      285,814,827
                                      2010    22,399,698     13.27 - 15.17      318,521,626
                                      2009    21,694,779     12.19 - 13.75      281,155,296
                                      2008    20,463,384      9.48 - 10.55      204,675,511

  MIST MLA Mid Cap                    2012     9,604,721     13.66 - 15.99      141,459,007
     Sub-Account                      2011     9,231,569     13.28 - 14.86      131,200,067
                                      2010     8,873,534     14.35 - 15.88      135,205,406
                                      2009     8,013,598     11.95 - 13.08      100,906,992
                                      2008     7,502,381       8.94 - 9.61       70,201,744

  MIST Morgan Stanley Mid Cap         2012    12,225,316      2.03 - 18.06      166,100,095
     Growth Sub-Account               2011     8,735,505      1.88 - 16.63      109,412,403
                                      2010     6,606,286      2.04 - 17.98       89,015,672
                                      2009     5,166,934      9.84 - 11.09       54,290,087
                                      2008     4,031,107       6.40 - 7.12       27,227,267

  MIST PIMCO Inflation                2012    64,013,091     14.82 - 17.05    1,021,039,296
     Protected Bond Sub-Account       2011    63,087,877     13.90 - 15.36      936,595,819
                                      2010    52,467,468     12.81 - 13.99      711,162,874
                                      2009    37,506,865     12.17 - 13.14      478,661,744
                                      2008    23,243,826     10.55 - 11.26      254,891,679

  MIST PIMCO Total Return             2012   128,302,689     12.42 - 19.67    2,234,370,461
     Sub-Account                      2011   132,311,947     11.50 - 18.11    2,140,758,433
                                      2010   111,149,390     11.27 - 17.67    1,761,602,464
                                      2009    71,654,403     10.54 - 16.44    1,055,450,302
                                      2008    43,564,435      9.03 - 14.01      542,563,802

  MIST Pioneer Fund Sub-Account       2012    11,331,680      9.91 - 21.33      220,043,655
                                      2011     9,480,402      9.11 - 19.29      168,467,083
                                      2010     5,977,317     16.24 - 20.40      112,914,666
                                      2009     3,239,380     14.30 - 17.72       53,308,711
                                      2008     1,227,336     11.81 - 14.44       16,447,869

  MIST Pioneer Strategic              2012    29,638,373     13.34 - 31.23      804,777,040
     Income Sub-Account               2011    24,444,162     12.25 - 27.99      600,261,549
                                      2010    17,115,149     12.17 - 27.26      419,601,867
                                      2009    10,957,582     11.11 - 24.54      251,000,578
                                      2008     7,373,489     16.54 - 18.61      129,051,542

  MIST Pyramis Government             2012    88,599,553     10.77 - 11.03      968,887,238
     Income Sub-Account               2011    45,618,019     10.69 - 10.77      490,473,351
     (Commenced 5/2/2011)

                                                     FOR THE YEAR ENDED DECEMBER 31
                                            --------------------------------------------------
                                             INVESTMENT(1) EXPENSE RATIO(2)    TOTAL RETURN(3)
                                                INCOME         LOWEST TO          LOWEST TO
                                               RATIO (%)      HIGHEST (%)        HIGHEST (%)
                                            -------------- ----------------  -----------------
  MIST MetLife Multi-Index            2012         --        1.15 - 2.00           2.56 - 2.68
     Targeted Risk Sub-Account
     (Commenced 11/12/2012)

  MIST MFS Emerging Markets           2012       0.75        0.90 - 2.35          3.96 - 17.77
     Equity Sub-Account               2011       1.39        0.95 - 2.35     (20.59) - (19.48)
                                      2010       0.97        0.95 - 2.35         20.79 - 22.49
                                      2009       1.45        0.95 - 2.35         65.01 - 67.34
                                      2008       1.29        0.95 - 2.35     (56.57) - (52.63)

  MIST MFS Research                   2012       1.89        0.90 - 2.35          6.35 - 15.60
     International Sub-Account        2011       1.88        0.95 - 2.35     (12.79) - (11.56)
                                      2010       1.70        0.95 - 2.35          8.83 - 10.35
                                      2009       3.12        0.95 - 2.35         28.50 - 30.32
                                      2008       1.89        0.95 - 2.35     (43.71) - (42.91)

  MIST MLA Mid Cap                    2012       0.41        0.90 - 2.35         (5.00) - 4.02
     Sub-Account                      2011       0.72        1.20 - 2.35       (7.47) - (6.40)
                                      2010       0.86        1.20 - 2.35         20.00 - 21.40
                                      2009       1.16        1.20 - 2.35         33.58 - 35.13
                                      2008       0.96        1.30 - 2.35     (39.74) - (39.10)

  MIST Morgan Stanley Mid Cap         2012         --        0.89 - 2.30         (4.93) - 8.58
     Growth Sub-Account               2011       0.56        0.89 - 2.30       (9.04) - (7.49)
                                      2010       0.01        0.89 - 2.30         17.15 - 30.84
                                      2009         --        0.95 - 2.30         53.69 - 55.79
                                      2008       1.21        0.95 - 2.30     (47.97) - (47.26)

  MIST PIMCO Inflation                2012       3.02        0.90 - 2.35           4.22 - 7.82
     Protected Bond Sub-Account       2011       1.62        1.20 - 2.35           8.56 - 9.82
                                      2010       2.23        1.20 - 2.35           5.26 - 6.48
                                      2009       3.18        1.20 - 2.35         15.31 - 16.64
                                      2008       3.71        1.20 - 2.35       (9.22) - (8.17)

  MIST PIMCO Total Return             2012       3.13        0.89 - 2.35           4.10 - 8.58
     Sub-Account                      2011       2.62        0.89 - 2.35         (0.31) - 2.51
                                      2010       3.20        0.89 - 2.35           5.65 - 7.45
                                      2009       6.39        0.89 - 2.35         15.29 - 17.35
                                      2008       3.71        0.89 - 2.35       (1.93) - (0.26)

  MIST Pioneer Fund Sub-Account       2012       1.45        0.90 - 2.30           0.85 - 9.54
                                      2011       1.11        0.95 - 2.30      (11.94) - (5.45)
                                      2010       0.78        0.95 - 2.30         13.47 - 15.12
                                      2009       1.52        0.95 - 2.30         21.07 - 27.31
                                      2008       0.83        0.95 - 2.30     (34.37) - (33.47)

  MIST Pioneer Strategic              2012       4.73        0.90 - 2.35          6.09 - 10.56
     Income Sub-Account               2011       4.36        0.95 - 2.35           1.06 - 2.65
                                      2010       4.58        0.95 - 2.20          5.21 - 11.12
                                      2009       4.72        0.95 - 2.15         23.08 - 31.83
                                      2008       6.27        0.95 - 1.90     (12.43) - (11.59)

  MIST Pyramis Government             2012       0.02        0.90 - 2.35           0.74 - 1.96
     Income Sub-Account               2011       0.89        1.15 - 2.25           6.96 - 7.75
     (Commenced 5/2/2011)

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8. FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                                AS OF DECEMBER 31
                                               ----------------------------------------------------
                                                                   UNIT VALUE
                                                                    LOWEST TO             NET
                                                    UNITS          HIGHEST ($)        ASSETS ($)
                                               --------------   ----------------   ----------------
  MIST RCM Technology                    2012      16,146,908        6.11 - 7.42        107,274,190
     Sub-Account                         2011      17,226,158        5.63 - 6.66        103,642,521
                                         2010      16,174,288        6.39 - 7.45        109,729,016
                                         2009      13,832,826        5.12 - 5.86         74,614,703
                                         2008      10,849,282        3.29 - 3.72         37,389,860

  MIST Schroders Global                  2012     179,641,654        1.06 - 1.07        191,885,161
     Multi-Asset Sub-Account
     (Commenced 4/30/2012)

  MIST SSgA Growth and Income            2012     118,446,237      12.09 - 13.24      1,521,502,479
     ETF Sub-Account                     2011     120,297,977      10.97 - 11.83      1,390,741,062
     (Commenced 11/10/2008)              2010      85,827,962      11.20 - 11.84        995,772,752
                                         2009      29,942,630      10.20 - 10.67        314,125,011
                                         2008         312,145        8.39 - 8.60          2,651,130

  MIST SSgA Growth ETF                   2012      36,733,044      11.51 - 12.55        448,167,959
     Sub-Account                         2011      37,984,453      10.24 - 11.04        409,132,829
     (Commenced 11/10/2008)              2010      29,136,066      10.71 - 11.41        325,453,346
                                         2009      16,443,398       9.67 - 10.11        163,291,494
                                         2008         190,893        7.69 - 7.88          1,489,531

  MIST T. Rowe Price Large               2012      12,231,249      28.88 - 96.83        536,790,380
     Cap Value Sub-Account               2011      13,446,503      24.76 - 82.60        507,039,092
                                         2010      14,212,118      26.09 - 86.60        558,423,606
                                         2009      14,942,501      22.55 - 74.47        502,483,411
                                         2008      15,718,013      19.27 - 63.32        447,266,597

  MIST T. Rowe Price Mid Cap             2012      41,941,697      10.24 - 11.53        467,536,275
     Growth Sub-Account                  2011      44,089,511       9.22 - 10.28        439,146,325
                                         2010      40,356,445       9.67 - 10.58        414,850,131
                                         2009      31,597,201        7.75 - 8.40        258,174,943
                                         2008      24,389,138        5.45 - 5.85        139,067,651

  MIST Third Avenue Small Cap            2012      15,859,523      16.91 - 20.06        287,540,317
     Value Sub-Account                   2011      18,611,699      14.67 - 17.11        290,532,427
                                         2010      18,793,984      16.49 - 18.91        327,520,477
                                         2009      17,777,766      14.06 - 15.88        262,479,306
                                         2008      16,437,324      11.38 - 12.63        194,917,296

  MIST Turner Mid Cap Growth             2012       5,785,182      12.74 - 13.95         78,584,930
     Sub-Account                         2011       6,415,135      12.30 - 13.33         83,512,450
                                         2010       5,858,465      13.61 - 14.60         83,688,741
                                         2009       4,875,425      10.96 - 11.63         55,630,594
                                         2008       4,470,347        7.62 - 8.01         35,217,413

  MIST Van Kampen Comstock               2012      26,662,653      10.86 - 16.72        329,458,802
     Sub-Account                         2011      25,137,797       9.39 - 14.24        266,463,408
                                         2010      21,172,822       9.76 - 14.59        230,561,318
                                         2009      16,791,760       8.70 - 12.82        161,042,507
                                         2008       5,638,201        7.03 - 7.31         40,651,730

                                                         FOR THE YEAR ENDED DECEMBER 31
                                               -----------------------------------------------------
                                               INVESTMENT(1)   EXPENSE RATIO(2)     TOTAL RETURN(3)
                                                  INCOME           LOWEST TO           LOWEST TO
                                                 RATIO (%)        HIGHEST (%)         HIGHEST (%)
                                               -------------   -----------------   -----------------
  MIST RCM Technology                    2012          --         0.89 - 2.35           9.50 - 11.43
     Sub-Account                         2011          --         0.89 - 2.35      (12.00) - (10.59)
                                         2010          --         0.89 - 2.35          24.73 - 27.12
                                         2009          --         0.89 - 2.35          55.30 - 57.75
                                         2008       13.67         0.89 - 2.35      (45.75) - (44.75)

  MIST Schroders Global                  2012        1.49         0.90 - 2.35            5.01 - 6.03
     Multi-Asset Sub-Account
     (Commenced 4/30/2012)

  MIST SSgA Growth and Income            2012        2.40         1.10 - 2.35           4.01 - 11.55
     ETF Sub-Account                     2011        1.70         1.15 - 2.35        (1.29) - (0.09)
     (Commenced 11/10/2008)              2010        1.05         1.15 - 2.20           9.80 - 10.96
                                         2009        0.78         1.15 - 2.20          22.17 - 23.97
                                         2008          --         1.30 - 2.05            1.88 - 1.99

  MIST SSgA Growth ETF                   2012        1.96         1.15 - 2.35           4.38 - 13.71
     Sub-Account                         2011        1.56         1.15 - 2.35        (4.40) - (3.24)
     (Commenced 11/10/2008)              2010        1.35         1.15 - 2.35          11.50 - 12.85
                                         2009        0.93         1.15 - 2.20          26.29 - 28.66
                                         2008          --         1.30 - 2.05            0.88 - 0.99

  MIST T. Rowe Price Large               2012        1.50         0.89 - 2.35           6.92 - 17.22
     Cap Value Sub-Account               2011        0.70         0.89 - 2.35        (6.24) - (4.62)
                                         2010        1.11         0.89 - 2.35          14.30 - 16.29
                                         2009        2.30         0.89 - 2.35          15.64 - 17.62
                                         2008        1.65         0.89 - 2.35      (37.82) - (36.76)

  MIST T. Rowe Price Mid Cap             2012          --         1.30 - 2.35          11.03 - 12.21
     Growth Sub-Account                  2011          --         1.30 - 2.35        (3.93) - (2.92)
                                         2010          --         1.30 - 2.35          24.72 - 26.05
                                         2009          --         1.30 - 2.35          42.11 - 43.59
                                         2008          --         1.30 - 2.35      (41.15) - (40.53)

  MIST Third Avenue Small Cap            2012          --         0.89 - 2.35          15.23 - 17.22
     Value Sub-Account                   2011        1.10         0.89 - 2.35       (11.09) - (9.50)
                                         2010        1.17         0.89 - 2.35          17.11 - 19.08
                                         2009        1.15         0.89 - 2.35          23.51 - 25.70
                                         2008        0.76         0.89 - 2.35      (31.46) - (30.31)

  MIST Turner Mid Cap Growth             2012          --         1.30 - 2.35            3.54 - 4.64
     Sub-Account                         2011          --         1.30 - 2.35        (9.61) - (8.65)
                                         2010          --         1.30 - 2.35          24.21 - 25.51
                                         2009          --         1.30 - 2.35          43.76 - 45.27
                                         2008          --         1.30 - 2.35      (49.50) - (48.97)

  MIST Van Kampen Comstock               2012        1.22         0.90 - 2.35           5.55 - 17.40
     Sub-Account                         2011        1.09         0.95 - 2.35        (3.76) - (2.39)
                                         2010        1.45         0.95 - 2.35          12.19 - 13.80
                                         2009        1.11         0.95 - 2.35          23.63 - 30.57
                                         2008        1.74         1.30 - 2.35      (37.41) - (36.74)

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8. FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                                AS OF DECEMBER 31
                                               ----------------------------------------------------
                                                                   UNIT VALUE
                                                                    LOWEST TO             NET
                                                    UNITS          HIGHEST ($)        ASSETS ($)
                                               -------------    ----------------   ----------------
  MSF Baillie Gifford                    2012        219,106        3.96 - 13.35          2,585,607
     International Stock                 2011        282,028        3.36 - 11.37          2,803,543
     Sub-Account                         2010        318,412        4.26 - 14.47          3,979,701
                                         2009        337,655        4.02 - 13.77          3,955,132
                                         2008        380,684        3.34 - 11.48          3,539,311

  MSF Barclays Capital                   2012     10,756,748        1.78 - 18.82        151,553,766
     Aggregate Bond Index                2011      8,083,366        1.73 - 18.28        130,173,979
     Sub-Account                         2010      5,646,137       14.02 - 17.15         86,674,964
                                         2009      2,010,364       13.73 - 16.32         29,893,966
                                         2008        527,803       14.94 - 15.65          7,896,020

  MSF BlackRock Bond Income              2012      1,045,629       46.32 - 73.22         57,888,933
     Sub-Account                         2011        953,075       44.15 - 68.69         49,538,985
                                         2010        952,834       42.45 - 65.04         47,336,145
                                         2009        911,026       40.15 - 60.57         42,636,576
                                         2008        748,389       37.59 - 55.83         32,695,795

  MSF BlackRock Large Cap                2012        230,438       12.89 - 13.54          2,977,532
     Value Sub-Account                   2011        252,494       11.44 - 11.96          2,890,664
                                         2010        253,453       11.33 - 11.79          2,872,585
                                         2009        264,703       10.51 - 10.89          2,783,413
                                         2008        257,240         9.58 - 9.88          2,464,834

  MSF BlackRock Legacy Large             2012        745,728       12.04 - 36.54         11,831,610
     Cap Growth Sub-Account              2011        814,200       10.75 - 32.23         11,348,650
                                         2010        601,185       12.06 - 35.71          9,563,155
                                         2009        612,808       10.28 - 30.07          8,419,085
                                         2008         49,555       20.78 - 22.18          1,031,800

  MSF BlackRock Money Market             2012     53,484,009        9.33 - 25.53        569,109,901
     Sub-Account                         2011     59,067,302        9.55 - 25.84        633,625,012
                                         2010     51,015,018        9.77 - 26.15        553,885,805
                                         2009     54,211,009        9.99 - 26.46        576,532,284
                                         2008     55,686,362       10.19 - 26.67        595,304,545

  MSF Davis Venture Value                2012     41,401,029       12.26 - 39.65        572,327,325
     Sub-Account                         2011     48,368,185       11.12 - 35.45        599,153,697
                                         2010     46,415,423       11.87 - 37.27        606,785,200
                                         2009     41,123,511       10.86 - 33.58        487,864,492
                                         2008     37,459,395        8.43 - 25.67        339,962,645

  MSF FI Value Leaders                   2012        283,001       16.56 - 18.87          5,105,638
     Sub-Account                         2011        289,554       14.65 - 16.57          4,601,785
                                         2010        305,583       15.99 - 17.94          5,267,530
                                         2009        265,682       14.30 - 15.91          4,072,835
                                         2008        251,266       12.02 - 13.27          3,223,563

  MSF Jennison Growth                    2012     35,125,323        2.91 - 14.55        468,764,846
     Sub-Account                         2011     20,877,221        2.55 - 12.29        248,172,110
                                         2010     20,230,170        2.57 - 12.42        243,817,657
                                         2009     17,375,446        2.33 - 11.31        190,651,501
                                         2008     14,090,231         1.69 - 8.21        112,407,198

                                                         FOR THE YEAR ENDED DECEMBER 31
                                               -----------------------------------------------------
                                               INVESTMENT(1)   EXPENSE RATIO(2)     TOTAL RETURN(3)
                                                  INCOME           LOWEST TO           LOWEST TO
                                                 RATIO (%)        HIGHEST (%)         HIGHEST (%)
                                               -------------   ----------------    -----------------
  MSF Baillie Gifford                    2012        1.14         1.40 - 1.90          17.11 - 17.85
     International Stock                 2011        1.60         1.40 - 1.90      (21.63) - (20.99)
     Sub-Account                         2010        1.41         1.40 - 1.90            4.85 - 5.74
                                         2009        0.42         1.40 - 1.90          19.59 - 20.44
                                         2008        2.93         1.40 - 1.90      (45.29) - (44.91)

  MSF Barclays Capital                   2012        3.45         0.89 - 2.25            1.27 - 2.98
     Aggregate Bond Index                2011        3.22         0.89 - 2.25            4.77 - 6.56
     Sub-Account                         2010        2.64         0.89 - 2.25            3.30 - 5.11
                                         2009        3.64         0.89 - 2.15            2.27 - 4.24
                                         2008        4.75         0.89 - 1.35            4.56 - 5.05

  MSF BlackRock Bond Income              2012        2.54         0.89 - 2.30            3.74 - 6.59
     Sub-Account                         2011        3.84         0.89 - 2.30            4.00 - 5.62
                                         2010        3.77         0.89 - 2.30            5.72 - 7.38
                                         2009        6.49         0.89 - 2.30            6.81 - 8.50
                                         2008        5.04         0.89 - 2.30        (5.77) - (4.29)

  MSF BlackRock Large Cap                2012        1.61         0.89 - 1.35          12.74 - 13.27
     Value Sub-Account                   2011        1.16         0.89 - 1.35            0.97 - 1.44
                                         2010        1.09         0.89 - 1.35            7.75 - 8.26
                                         2009        1.58         0.89 - 1.35           9.73 - 10.22
                                         2008        0.86         0.89 - 1.35      (35.78) - (35.48)

  MSF BlackRock Legacy Large             2012        0.32         0.89 - 2.30         (0.88) - 13.35
     Cap Growth Sub-Account              2011        0.17         0.89 - 2.30       (11.01) - (9.75)
                                         2010        0.22         0.89 - 2.30          17.10 - 18.76
                                         2009        0.15         0.89 - 2.30          28.77 - 35.57
                                         2008        0.43         0.89 - 1.35      (37.36) - (37.07)

  MSF BlackRock Money Market             2012          --         0.95 - 2.35        (2.34) - (0.74)
     Sub-Account                         2011          --         0.95 - 2.35        (2.32) - (0.94)
                                         2010          --         0.95 - 2.35        (2.32) - (0.64)
                                         2009        0.25         1.00 - 2.35        (2.07) - (0.48)
                                         2008        2.42         1.15 - 2.35            0.21 - 1.42

  MSF Davis Venture Value                2012        0.72         0.89 - 2.35           1.16 - 11.86
     Sub-Account                         2011        1.01         0.89 - 2.35       (11.86) - (4.88)
                                         2010        0.87         0.89 - 2.35           9.22 - 11.01
                                         2009        1.37         0.89 - 2.35          28.77 - 30.82
                                         2008        1.19         0.89 - 2.35      (40.87) - (38.31)

  MSF FI Value Leaders                   2012        1.13         1.50 - 2.30          13.00 - 13.92
     Sub-Account                         2011        1.01         1.50 - 2.30        (8.38) - (7.64)
                                         2010        1.44         1.50 - 2.30          11.85 - 12.75
                                         2009        2.66         1.50 - 2.30          18.94 - 19.90
                                         2008        1.80         1.50 - 2.30      (40.40) - (39.92)

  MSF Jennison Growth                    2012        0.01         0.95 - 2.35         (4.12) - 14.17
     Sub-Account                         2011        0.06         1.30 - 2.35        (2.11) - (0.86)
                                         2010        0.38         1.30 - 2.35           8.74 - 10.07
                                         2009          --         1.30 - 2.35          36.32 - 38.02
                                         2008        2.13         1.30 - 2.35      (38.03) - (37.13)

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8. FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                                AS OF DECEMBER 31
                                               ----------------------------------------------------
                                                                   UNIT VALUE
                                                                    LOWEST TO             NET
                                                    UNITS          HIGHEST ($)        ASSETS ($)
                                               --------------   ----------------   ----------------
  MSF Loomis Sayles Small Cap            2012         330,015      33.68 - 41.36         12,332,225
     Core Sub-Account                    2011         310,374      30.16 - 36.63         10,317,247
     (Commenced 7/14/2008)               2010         214,307      30.76 - 36.95          7,224,075
                                         2009          73,444      25.33 - 29.40          1,990,671
                                         2008             926      21.12 - 22.90             20,162

  MSF Loomis Sayles Small Cap            2012           3,306      11.73 - 12.58             40,927
     Growth Sub-Account
     (Commenced 4/30/2012)

  MSF Met/Artisan Mid Cap                2012      13,419,571      14.54 - 40.57        217,257,576
     Value Sub-Account                   2011      14,599,235      13.33 - 36.59        215,514,020
                                         2010      15,163,945      12.80 - 34.58        213,857,206
                                         2009      15,659,935      11.41 - 30.33        195,923,686
                                         2008      16,302,851       8.27 - 21.61        146,716,944

  MSF Met/Dimensional                    2012       3,203,412      15.91 - 16.90         52,618,293
     International Small Company         2011       3,336,605      13.82 - 14.29         47,225,164
     Sub-Account                         2010       2,082,274      16.89 - 17.28         35,750,236
     (Commenced 11/10/2008)              2009       1,225,665      14.11 - 14.28         17,436,960
                                         2008          12,651      10.12 - 10.14            128,139

  MSF MetLife Conservative               2012         735,694      12.67 - 13.27          9,655,026
     Allocation Sub-Account              2011         850,770      11.86 - 12.35         10,395,348
                                         2010         830,223      11.74 - 12.15          9,998,191
                                         2009         967,744      10.85 - 11.21         10,771,428
                                         2008         602,771        9.24 - 9.44          5,653,460

  MSF MetLife Conservative to            2012         588,986      12.52 - 13.07          7,576,787
     Moderate Allocation                 2011         608,383      11.48 - 11.91          7,143,945
     Sub-Account                         2010         782,775      11.60 - 11.97          9,257,856
                                         2009         836,071      10.62 - 10.90          9,016,185
                                         2008         664,967        8.77 - 8.95          5,902,351

  MSF MetLife Mid Cap Stock              2012       4,914,049       2.01 - 21.37         88,989,701
     Index Sub-Account                   2011       4,708,991       1.73 - 18.33         77,805,929
                                         2010       3,443,301      15.77 - 18.85         59,472,935
                                         2009       1,692,693      12.86 - 15.06         23,983,061
                                         2008         999,722      10.67 - 11.09         10,679,425

  MSF MetLife Moderate                   2012       3,326,548      12.05 - 12.71         41,689,448
     Allocation Sub-Account              2011       3,930,913      10.88 - 11.40         44,282,730
                                         2010       4,192,524      11.28 - 11.74         48,715,861
                                         2009       4,293,013      10.20 - 10.54         44,856,785
                                         2008       4,259,716        8.24 - 8.46         35,786,827

  MSF MetLife Moderate to                2012       4,335,356      11.55 - 12.09         51,720,857
     Aggressive Allocation               2011       4,632,179      10.23 - 10.65         48,721,974
     Sub-Account                         2010       5,194,016      10.86 - 11.24         57,766,976
                                         2009       5,328,120        9.67 - 9.95         52,562,753
                                         2008       5,745,796        7.65 - 7.83         44,674,622

                                                         FOR THE YEAR ENDED DECEMBER 31
                                               -----------------------------------------------------
                                               INVESTMENT(1)   EXPENSE RATIO(2)     TOTAL RETURN(3)
                                                  INCOME           LOWEST TO           LOWEST TO
                                                 RATIO (%)        HIGHEST (%)         HIGHEST (%)
                                               -------------   -----------------   -----------------
  MSF Loomis Sayles Small Cap            2012          --         1.20 - 2.30          11.66 - 12.90
     Core Sub-Account                    2011          --         1.20 - 2.30        (1.94) - (0.86)
     (Commenced 7/14/2008)               2010          --         1.20 - 2.30          24.32 - 25.69
                                         2009          --         1.20 - 2.15          27.16 - 28.38
                                         2008          --         1.20 - 1.75      (25.82) - (25.62)

  MSF Loomis Sayles Small Cap            2012          --         0.90 - 1.50        (1.28) - (0.88)
     Growth Sub-Account
     (Commenced 4/30/2012)

  MSF Met/Artisan Mid Cap                2012        0.80         0.89 - 2.35           8.98 - 10.87
     Value Sub-Account                   2011        0.79         0.89 - 2.35            4.02 - 5.81
                                         2010        0.59         0.89 - 2.35          12.09 - 14.02
                                         2009        0.84         0.89 - 2.35          37.92 - 40.31
                                         2008        0.06         0.89 - 2.35      (47.39) - (46.49)

  MSF Met/Dimensional                    2012        2.19         0.90 - 2.35           3.91 - 16.37
     International Small Company         2011        1.94         1.30 - 2.35      (18.19) - (17.33)
     Sub-Account                         2010        1.30         1.30 - 2.35          19.74 - 21.01
     (Commenced 11/10/2008)              2009          --         1.30 - 2.35          39.40 - 40.87
                                         2008          --         1.30 - 2.05            0.61 - 0.71

  MSF MetLife Conservative               2012        3.27         1.55 - 2.15            6.85 - 7.49
     Allocation Sub-Account              2011        2.37         1.55 - 2.15            1.06 - 1.66
                                         2010        4.06         1.55 - 2.15            7.71 - 8.36
                                         2009        3.20         1.55 - 2.25          17.85 - 18.68
                                         2008        0.85         1.55 - 2.15      (16.21) - (15.71)

  MSF MetLife Conservative to            2012        2.95         1.55 - 2.10            9.13 - 9.74
     Moderate Allocation                 2011        2.14         1.55 - 2.10        (1.04) - (0.50)
     Sub-Account                         2010        3.38         1.55 - 2.10            9.21 - 9.81
                                         2009        3.07         1.55 - 2.10          21.11 - 21.78
                                         2008        1.05         1.55 - 2.10      (23.23) - (22.81)

  MSF MetLife Mid Cap Stock              2012        0.82         0.89 - 2.35          14.53 - 16.55
     Index Sub-Account                   2011        0.70         0.89 - 2.35        (4.50) - (2.76)
                                         2010        0.76         0.89 - 2.20          23.19 - 25.17
                                         2009        1.55         0.89 - 2.15          28.41 - 35.78
                                         2008        1.39         0.89 - 1.35      (37.03) - (36.74)

  MSF MetLife Moderate                   2012        2.39         1.55 - 2.25          10.71 - 11.49
     Allocation Sub-Account              2011        1.52         1.55 - 2.25        (3.55) - (2.89)
                                         2010        2.53         1.55 - 2.25          10.65 - 11.44
                                         2009        2.96         1.55 - 2.25          23.72 - 24.58
                                         2008        0.77         1.55 - 2.25      (30.23) - (29.73)

  MSF MetLife Moderate to                2012        1.91         1.55 - 2.15          12.92 - 13.60
     Aggressive Allocation               2011        1.43         1.55 - 2.15        (5.81) - (5.25)
     Sub-Account                         2010        2.14         1.55 - 2.15          12.25 - 12.94
                                         2009        2.53         1.55 - 2.15          26.35 - 27.11
                                         2008        0.61         1.55 - 2.25      (36.57) - (36.12)

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8. FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                                AS OF DECEMBER 31
                                               ----------------------------------------------------
                                                                   UNIT VALUE
                                                                    LOWEST TO             NET
                                                    UNITS          HIGHEST ($)        ASSETS ($)
                                               -------------    ----------------   ----------------
  MSF MetLife Stock Index                2012     29,109,224        4.82 - 52.98        446,759,028
     Sub-Account                         2011     25,347,914        4.22 - 46.18        355,993,780
                                         2010     23,801,960       11.03 - 45.76        343,187,076
                                         2009     21,150,594        9.85 - 40.20        281,243,641
                                         2008     15,678,062        8.00 - 32.13        164,166,647

  MSF MFS Total Return                   2012        730,405       41.41 - 60.26         35,344,618
     Sub-Account                         2011        826,212       38.00 - 54.49         36,390,818
                                         2010        929,202       37.99 - 53.68         40,676,709
                                         2009      1,006,138       35.33 - 49.20         40,772,224
                                         2008        977,440       30.49 - 41.85         34,110,264

  MSF MFS Value Sub-Account              2012      3,025,966       14.12 - 17.78         48,275,261
                                         2011      3,145,406       12.27 - 14.81         43,754,913
                                         2010      3,234,649       12.33 - 14.90         45,430,281
                                         2009      2,664,361       11.22 - 13.56         33,984,060
                                         2008      2,080,451        9.41 - 11.38         22,207,620

  MSF MSCI EAFE Index                    2012      7,172,234        1.34 - 14.41         81,404,548
     Sub-Account                         2011      6,390,970        1.15 - 12.29         69,159,210
                                         2010      4,636,491       11.54 - 14.17         58,834,689
                                         2009      2,230,107       10.94 - 13.21         27,098,496
                                         2008      1,129,559        9.89 - 10.36         11,178,515

  MSF Neuberger Berman                   2012        626,194       16.44 - 20.18         11,798,908
     Genesis Sub-Account                 2011        647,811       15.96 - 18.50         11,266,993
                                         2010        578,563       16.81 - 17.64          9,730,049
                                         2009        605,787       14.02 - 14.64          8,493,213
                                         2008        587,465       12.56 - 13.06          7,377,709

  MSF Oppenheimer Global                 2012        500,711       18.48 - 21.83          9,983,469
     Equity Sub-Account                  2011        559,531       15.55 - 17.64          9,330,001
                                         2010        608,969       17.31 - 19.88         11,272,119
                                         2009        672,213       15.23 - 17.32         10,903,654
                                         2008        671,786       11.17 - 12.50          7,900,093

  MSF Russell 2000 Index                 2012      5,078,788        2.01 - 21.83         91,750,975
     Sub-Account                         2011      3,926,223        1.75 - 18.93         64,081,468
                                         2010      2,703,578        7.11 - 19.92         46,792,763
                                         2009      1,108,328        5.68 - 15.83         15,337,009
                                         2008        478,053        4.57 - 12.68          5,298,056

  MSF T. Rowe Price Large Cap            2012         39,346       35.99 - 39.07          1,501,612
     Growth Sub-Account                  2011         44,809       30.91 - 33.42          1,465,621
     (Commenced 4/28/2008)               2010         40,496       31.93 - 34.38          1,365,647
                                         2009         39,614       27.87 - 29.90          1,161,818
                                         2008         27,135       19.86 - 21.22            565,146

  MSF T. Rowe Price Small Cap            2012        380,162       18.41 - 24.95          7,808,995
     Growth Sub-Account                  2011        417,381       16.23 - 21.67          7,500,142
                                         2010        465,332       16.01 - 21.48          8,285,648
                                         2009        481,022       12.16 - 16.06          6,406,764
                                         2008        332,266        8.98 - 11.66          3,243,702

                                                         FOR THE YEAR ENDED DECEMBER 31
                                               -----------------------------------------------------
                                               INVESTMENT(1)   EXPENSE RATIO(2)     TOTAL RETURN(3)
                                                  INCOME           LOWEST TO           LOWEST TO
                                                 RATIO (%)        HIGHEST (%)         HIGHEST (%)
                                               -------------   -----------------   -----------------
  MSF MetLife Stock Index                2012        1.55         0.89 - 2.90          12.30 - 14.73
     Sub-Account                         2011        1.55         0.89 - 2.90          (1.15) - 0.94
                                         2010        1.63         0.89 - 2.90          11.41 - 13.81
                                         2009        2.10         0.89 - 2.90          23.01 - 26.75
                                         2008        1.80         0.89 - 2.35      (38.72) - (37.66)

  MSF MFS Total Return                   2012        2.78         0.89 - 2.15           2.75 - 10.59
     Sub-Account                         2011        2.68         0.89 - 2.15            0.04 - 1.51
                                         2010        2.91         0.89 - 2.15            7.53 - 9.10
                                         2009        4.14         0.89 - 2.15          15.84 - 17.55
                                         2008        3.52         0.89 - 2.30      (24.08) - (15.13)

  MSF MFS Value Sub-Account              2012        1.94         0.89 - 2.30           3.00 - 15.61
                                         2011        1.57         0.89 - 2.30        (1.43) - (0.04)
                                         2010        1.32         0.89 - 2.30           8.89 - 10.44
                                         2009          --         0.89 - 2.30          18.08 - 19.75
                                         2008        1.81         0.89 - 2.30      (30.55) - (21.82)

  MSF MSCI EAFE Index                    2012        2.89         0.89 - 2.15          15.42 - 17.27
     Sub-Account                         2011        2.23         0.89 - 2.15      (14.50) - (13.28)
                                         2010        2.24         0.89 - 2.15            5.47 - 7.24
                                         2009        3.30         0.89 - 2.15          26.95 - 35.25
                                         2008        2.94         0.89 - 1.35      (42.86) - (42.60)

  MSF Neuberger Berman                   2012        0.34         0.89 - 2.30            7.25 - 9.05
     Genesis Sub-Account                 2011        0.73         0.89 - 1.95          (7.38) - 4.87
                                         2010        0.51         0.89 - 1.35          19.95 - 20.50
                                         2009        1.10         0.89 - 1.35          11.63 - 12.15
                                         2008        0.53         0.89 - 1.35      (39.23) - (38.95)

  MSF Oppenheimer Global                 2012        1.40         0.90 - 1.95           8.80 - 19.84
     Equity Sub-Account                  2011        1.79         0.95 - 1.95       (10.17) - (9.41)
                                         2010        1.34         0.95 - 1.95          13.69 - 14.83
                                         2009        2.29         0.95 - 1.95          37.10 - 38.48
                                         2008        1.77         0.95 - 1.90      (41.68) - (41.12)

  MSF Russell 2000 Index                 2012        0.88         0.89 - 2.35          13.24 - 15.31
     Sub-Account                         2011        0.84         0.89 - 2.35        (6.46) - (4.95)
                                         2010        0.77         0.89 - 2.35          23.61 - 25.79
                                         2009        1.65         0.89 - 2.20          24.25 - 26.62
                                         2008        1.35         0.89 - 1.40      (34.43) - (34.05)

  MSF T. Rowe Price Large Cap            2012          --         1.50 - 1.90          16.43 - 16.90
     Growth Sub-Account                  2011          --         1.50 - 1.90        (3.19) - (2.80)
     (Commenced 4/28/2008)               2010        0.07         1.50 - 1.90          14.55 - 15.01
                                         2009        0.32         1.50 - 1.90          40.35 - 40.91
                                         2008          --         1.50 - 1.90      (44.05) - (43.82)

  MSF T. Rowe Price Small Cap            2012          --         0.89 - 2.15          13.43 - 15.14
     Growth Sub-Account                  2011          --         0.89 - 2.15          (0.70) - 0.87
                                         2010          --         0.89 - 2.30          31.60 - 33.71
                                         2009        0.12         0.89 - 2.30          35.49 - 37.73
                                         2008          --         0.89 - 2.30      (37.08) - (34.32)

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8. FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                                AS OF DECEMBER 31
                                               ---------------------------------------------------
                                                                   UNIT VALUE
                                                                    LOWEST TO             NET
                                                    UNITS          HIGHEST ($)        ASSETS ($)
                                               -------------   -----------------   ---------------
  MSF Van Eck Global Natural             2012      7,200,491       15.15 - 15.70       111,896,983
     Resources Sub-Account               2011      6,910,683       15.07 - 15.51       106,332,935
     (Commenced 5/4/2009)                2010      3,967,225       18.49 - 18.86        74,371,723
                                         2009      1,195,095       14.65 - 14.80        17,635,926

  MSF Western Asset                      2012     17,244,875       15.42 - 19.89       313,310,285
     Management U.S. Government          2011     16,038,241       15.32 - 19.49       285,529,978
     Sub-Account                         2010     12,558,586       14.90 - 18.69       214,907,918
                                         2009      8,573,371       14.46 - 17.89       140,925,866
                                         2008      5,356,593       14.23 - 17.35        85,351,962

  Neuberger Berman Genesis               2012            474               17.11             8,101
     Sub-Account                         2011            474               15.72             7,443
                                         2010            571               15.16             8,663
                                         2009            697               12.60             8,785
                                         2008            809               10.07             8,146

  Oppenheimer VA Core Bond               2012          1,541                5.88             9,058
     Sub-Account                         2011          1,878                5.41            10,150
                                         2010          1,952                5.06             9,885
                                         2009         12,533                4.61            57,756
                                         2008         22,518                4.26            96,005

  Oppenheimer VA Global                  2012            443               10.30             4,562
     Strategic Income Sub-Account        2011            443                9.20             4,075
                                         2010            443                9.25             4,097
                                         2009          1,786                8.16            14,575
                                         2008          1,903                6.97            13,254

  Oppenheimer VA Main Street             2012      5,041,901       11.62 - 19.97        96,092,155
     Small- & Mid-Cap                    2011      4,964,464        9.98 - 17.13        81,494,321
     Sub-Account                         2010      4,127,208       10.35 - 17.72        70,331,777
                                         2009      3,126,840        8.51 - 14.54        43,881,910
                                         2008      1,863,546        6.29 - 10.72        19,372,328

  Oppenheimer VA Main Street             2012         14,959                5.59            83,663
     Sub-Account                         2011         22,109                4.85           107,300
                                         2010         24,227                4.92           119,249
                                         2009         28,105                4.30           120,826
                                         2008         31,897                3.40           108,399

  Oppenheimer VA Money                   2012         20,150                5.61           112,965
     Sub-Account                         2011         20,177                5.69           114,709
                                         2010         20,177                5.76           116,310
                                         2009         20,177                5.84           117,917
                                         2008         25,333                5.91           149,653

  Pioneer VCT Emerging                   2012         49,333       15.34 - 16.87           791,020
     Markets Sub-Account                 2011         48,427       14.01 - 15.29           705,700
     (Commenced 7/14/2008)               2010         62,764       18.70 - 20.26         1,212,537
                                         2009         60,035       16.18 - 17.74         1,020,914
                                         2008          4,387        9.83 - 10.32            43,804

                                                         FOR THE YEAR ENDED DECEMBER 31
                                               -----------------------------------------------------
                                               INVESTMENT(1)   EXPENSE RATIO(2)     TOTAL RETURN(3)
                                                  INCOME           LOWEST TO           LOWEST TO
                                                 RATIO (%)        HIGHEST (%)         HIGHEST (%)
                                               -------------   ----------------   ------------------
  MSF Van Eck Global Natural             2012         --          1.30 - 2.15            0.38 - 1.25
     Resources Sub-Account               2011       1.10          1.30 - 2.20      (18.49) - (17.75)
     (Commenced 5/4/2009)                2010       0.25          1.30 - 2.20          26.22 - 27.36
                                         2009         --          1.30 - 2.20          35.00 - 35.82

  MSF Western Asset                      2012       1.85          0.95 - 2.35            0.64 - 2.07
     Management U.S. Government          2011       1.20          0.95 - 2.35            2.83 - 4.28
     Sub-Account                         2010       2.24          0.95 - 2.35            3.04 - 4.50
                                         2009       4.06          0.95 - 2.35            1.67 - 3.10
                                         2008       3.54          0.95 - 2.35        (2.85) - (1.48)

  Neuberger Berman Genesis               2012       0.21                 0.89                   8.84
     Sub-Account                         2011       0.84                 0.89                   3.67
                                         2010         --                 0.89                  20.30
                                         2009         --                 0.89                  25.13
                                         2008       3.68                 0.89                (33.45)

  Oppenheimer VA Core Bond               2012       4.67                 1.40                   8.75
     Sub-Account                         2011       5.76                 1.40                   6.77
                                         2010       4.81                 1.40                   9.87
                                         2009         --                 1.40                   8.09
                                         2008       4.53                 1.40                (39.90)

  Oppenheimer VA Global                  2012       5.95                 1.40                  11.95
     Strategic Income Sub-Account        2011       3.19                 1.40                 (0.55)
                                         2010      16.19                 1.40                  13.38
                                         2009       0.53                 1.40                  17.17
                                         2008       5.21                 1.40                (15.40)

  Oppenheimer VA Main Street             2012       0.33          0.95 - 1.75          15.62 - 16.55
     Small- & Mid-Cap                    2011       0.36          0.95 - 1.75        (4.07) - (3.30)
     Sub-Account                         2010       0.37          0.95 - 1.75          20.92 - 21.90
                                         2009       0.52          0.95 - 1.75          34.52 - 35.58
                                         2008       0.18          0.95 - 1.75      (39.08) - (38.59)

  Oppenheimer VA Main Street             2012       0.86                 1.40                  15.24
     Sub-Account                         2011       1.27                 1.40                 (1.40)
                                         2010       1.11                 1.40                  14.49
                                         2009       1.94                 1.40                  26.52
                                         2008       1.52                 1.40                (39.33)

  Oppenheimer VA Money                   2012       0.01                 1.40                 (1.39)
     Sub-Account                         2011       0.01                 1.40                 (1.37)
                                         2010       0.03                 1.40                 (1.37)
                                         2009       0.35                 1.40                 (1.07)
                                         2008       2.83                 1.40                   1.34

  Pioneer VCT Emerging                   2012       0.21          1.20 - 1.95           9.49 - 10.32
     Markets Sub-Account                 2011         --          1.20 - 1.95      (25.09) - (24.53)
     (Commenced 7/14/2008)               2010       0.32          1.20 - 1.95          13.38 - 14.23
                                         2009       0.63          1.20 - 2.15          70.32 - 71.96
                                         2008         --          1.20 - 1.75      (50.82) - (50.69)

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8. FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                          AS OF DECEMBER 31
                                           ------------------------------------------------
                                                              UNIT VALUE
                                                               LOWEST TO           NET
                                                UNITS         HIGHEST ($)      ASSETS ($)
                                            ------------   ---------------   --------------
  Pioneer VCT Equity Income           2012        24,722     21.52 - 23.79          548,970
     Sub-Account                      2011        17,862     19.96 - 21.90          371,272
     (Commenced 7/14/2008)            2010        18,868     19.24 - 20.95          375,754
                                      2009        20,833     16.12 - 17.79          354,460
                                      2008         2,134     15.01 - 15.22           32,445

  Pioneer VCT Fundamental             2012       229,721       9.05 - 9.48        2,136,823
     Value Sub-Account                2011       238,409       8.34 - 8.68        2,036,161
     (Commenced 7/14/2008)            2010       243,744       8.83 - 9.11        2,192,843
                                      2009       223,412       8.19 - 8.44        1,867,892
                                      2008        21,316       7.29 - 7.38          156,566

  Pioneer VCT Ibbotson Growth         2012     1,199,751     15.56 - 16.51       19,107,227
     Allocation Sub-Account           2011     1,225,572     14.18 - 14.93       17,736,364
     (Commenced 7/14/2008)            2010     1,275,136     14.95 - 15.62       19,386,421
                                      2009     1,257,274     13.28 - 13.78       16,934,322
                                      2008       346,884     10.21 - 10.51        3,587,235

  Pioneer VCT Ibbotson                2012     1,789,015     15.09 - 16.33       28,441,628
     Moderate Allocation              2011     1,795,010     13.82 - 14.81       25,968,930
     Sub-Account                      2010     1,833,743     14.43 - 15.31       27,517,066
     (Commenced 7/14/2008)            2009     1,818,031     12.95 - 13.60       24,317,338
                                      2008       109,195     10.23 - 10.47        1,127,161

  Pioneer VCT Mid Cap Value           2012     1,769,793     28.91 - 34.56       56,444,927
     Sub-Account                      2011     1,688,831     26.60 - 31.48       49,145,077
                                      2010     1,493,349     28.81 - 33.76       46,621,818
                                      2009     1,309,529     24.92 - 28.91       35,037,503
                                      2008     1,105,223     20.42 - 23.30       23,891,796

  Pioneer VCT Real Estate             2012        10,700     21.29 - 23.38          237,514
     Shares Sub-Account               2011        12,968     18.70 - 20.38          251,847
     (Commenced 7/14/2008)            2010        12,983     17.38 - 18.80          234,208
                                      2009        16,034     13.78 - 14.80          228,918
                                      2008         3,001     10.87 - 11.38           33,133

  T. Rowe Price Growth Stock          2012        66,302             96.60        6,404,585
     Sub-Account                      2011        73,401             81.96        6,015,937
                                      2010        85,875             83.50        7,170,858
                                      2009        97,059             72.05        6,993,261
                                      2008       104,973             50.75        5,327,165

  T. Rowe Price International         2012        45,736             13.99          639,881
     Stock Sub-Account                2011        59,337             11.89          705,529
                                      2010        68,117             13.68          932,126
                                      2009        72,797             12.06          877,970
                                      2008        76,425              7.99          610,995

  T. Rowe Price Prime Reserve         2012        40,746             17.75          723,146
     Sub-Account                      2011        54,384             17.91          973,756
                                      2010        70,013             18.06        1,264,618
                                      2009        76,856             18.22        1,400,475
                                      2008       120,897             18.35        2,218,473

                                                    FOR THE YEAR ENDED DECEMBER 31
                                           ------------------------------------------------
                                           INVESTMENT(1)  EXPENSE RATIO(2)  TOTAL RETURN(3)
                                              INCOME          LOWEST TO        LOWEST TO
                                             RATIO (%)       HIGHEST (%)      HIGHEST (%)
                                           -------------  ---------------- ----------------
  Pioneer VCT Equity Income           2012      3.87        1.20 - 1.95         7.83 - 8.65
     Sub-Account                      2011      2.00        1.20 - 1.95         3.73 - 4.51
     (Commenced 7/14/2008)            2010      2.07        1.20 - 1.95       16.93 - 17.81
                                      2009      3.38        1.20 - 2.15       11.47 - 12.53
                                      2008      0.69        1.60 - 1.75   (22.10) - (22.05)

  Pioneer VCT Fundamental             2012      0.98        1.20 - 1.95         8.45 - 9.27
     Value Sub-Account                2011      0.72        1.20 - 1.95     (5.53) - (4.82)
     (Commenced 7/14/2008)            2010      0.58        1.20 - 1.95         7.15 - 7.96
                                      2009      0.70        1.20 - 2.15       13.26 - 14.34
                                      2008        --        1.20 - 1.75   (21.91) - (21.71)

  Pioneer VCT Ibbotson Growth         2012      1.76        1.20 - 1.95        9.72 - 10.55
     Allocation Sub-Account           2011      1.94        1.20 - 1.95     (5.14) - (4.42)
     (Commenced 7/14/2008)            2010      1.88        1.20 - 1.95       12.55 - 13.39
                                      2009      2.87        1.20 - 1.95       30.11 - 31.09
                                      2008        --        1.20 - 1.95   (27.48) - (27.22)

  Pioneer VCT Ibbotson                2012      2.47        1.20 - 2.20        9.14 - 10.25
     Moderate Allocation              2011      2.49        1.20 - 2.20     (4.21) - (3.25)
     Sub-Account                      2010      2.53        1.20 - 2.20       11.44 - 12.56
     (Commenced 7/14/2008)            2009      3.10        1.20 - 2.20       28.59 - 29.89
                                      2008        --        1.20 - 1.80   (24.71) - (24.50)

  Pioneer VCT Mid Cap Value           2012      0.84        0.95 - 1.95         8.67 - 9.77
     Sub-Account                      2011      0.64        0.95 - 1.95     (7.66) - (6.73)
                                      2010      0.87        0.95 - 1.95       15.62 - 16.78
                                      2009      1.29        0.95 - 1.95       22.85 - 24.08
                                      2008      0.87        0.95 - 1.90   (35.01) - (34.39)

  Pioneer VCT Real Estate             2012      2.11        1.20 - 1.95       13.84 - 14.70
     Shares Sub-Account               2011      2.24        1.20 - 1.95         7.64 - 8.45
     (Commenced 7/14/2008)            2010      2.42        1.20 - 1.95       26.06 - 27.01
                                      2009      4.81        1.20 - 1.95       29.02 - 29.98
                                      2008      1.71        1.20 - 1.75   (32.64) - (32.47)

  T. Rowe Price Growth Stock          2012      0.18               0.89               17.86
     Sub-Account                      2011      0.02               0.89              (1.85)
                                      2010      0.06               0.89               15.89
                                      2009      0.21               0.89               41.98
                                      2008      0.40               0.89             (42.77)

  T. Rowe Price International         2012      1.21               0.89               17.66
     Stock Sub-Account                2011      1.20               0.89             (13.11)
                                      2010      1.13               0.89               13.46
                                      2009      2.49               0.89               50.86
                                      2008      1.51               0.89             (48.48)

  T. Rowe Price Prime Reserve         2012      0.01               0.89              (0.88)
     Sub-Account                      2011      0.01               0.89              (0.87)
                                      2010      0.01               0.89              (0.87)
                                      2009      0.22               0.89              (0.70)
                                      2008      2.47               0.89                1.64

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)



8. FINANCIAL HIGHLIGHTS -- (CONCLUDED)


                                                                AS OF DECEMBER 31
                                               ----------------------------------------------------
                                                                   UNIT VALUE
                                                                    LOWEST TO             NET
                                                    UNITS          HIGHEST ($)        ASSETS ($)
                                               -------------   -----------------   ----------------
  UIF U.S. Real Estate                   2012      2,343,331       27.76 - 59.62         90,757,950
     Sub-Account                         2011      2,367,197       24.43 - 51.96         76,564,905
                                         2010      2,327,750       23.50 - 49.52         68,963,648
                                         2009      2,542,094       18.43 - 38.47         56,466,102
                                         2008      2,248,952       14.64 - 30.26         38,153,749

                                                         FOR THE YEAR ENDED DECEMBER 31
                                               -----------------------------------------------------
                                               INVESTMENT(1)   EXPENSE RATIO(2)     TOTAL RETURN(3)
                                                  INCOME           LOWEST TO           LOWEST TO
                                                 RATIO (%)        HIGHEST (%)         HIGHEST (%)
                                               -------------   ----------------   ------------------
  UIF U.S. Real Estate                   2012       0.85          0.95 - 1.90          13.65 - 14.74
     Sub-Account                         2011       0.85          0.95 - 1.90            3.93 - 4.92
                                         2010       2.15          0.95 - 1.90          27.52 - 28.73
                                         2009       3.31          0.95 - 1.90          25.93 - 27.14
                                         2008       3.39          0.95 - 1.90      (39.07) - (38.49)

 1 These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying portfolio, series, or fund, net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated as a weighted average ratio since the Sub-Account may invest in two or more share classes, if any, within the underlying fund or portfolio of the Trusts which may have unique investment income ratios. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying portfolio, series, or fund in which the Sub-Account invests.

 2 These amounts represent annualized contract expenses of each of the applicable Sub-Accounts, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio, series, or fund have been excluded.

 3 These amounts represent the total return for the period indicated, including changes in the value of the underlying portfolio, series, or fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on minimum and maximum returns within each product grouping of the applicable Sub-Account.

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MetLife Investors USA Insurance Company

Consolidated Financial Statements
As of December 31, 2012 and 2011 and for the Years Ended December 31, 2012, 2011 and 2010 and Independent Auditors' Report

                         INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Stockholder of MetLife Investors USA Insurance Company:

We have audited the accompanying consolidated financial statements of MetLife Investors USA Insurance Company and its subsidiary (an indirect wholly-owned subsidiary of MetLife, Inc.) (the "Company"), which comprise the consolidated balance sheets as of December 31, 2012 and 2011, and the related consolidated statements of operations, comprehensive income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2012, and the related notes to the consolidated financial statements.

Management's Responsibility for the Consolidated Financial Statements

Management is responsible for the preparation and fair presentation of these consolidated financial statements in accordance with accounting principles generally accepted in the United States of America; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of consolidated financial statements that are free from material misstatement, whether due to fraud or error.

Auditors' Responsibility

Our responsibility is to express an opinion on these consolidated financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the consolidated financial statements. The procedures selected depend on the auditor's judgment, including the assessment of the risks of material misstatement of the consolidated financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the Company's preparation and fair presentation of the consolidated financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Opinion

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of MetLife Investors USA Insurance Company and its subsidiary as of December 31, 2012 and 2011, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2012, in accordance with accounting principles generally accepted in the United States of America.

Emphasis-of-Matter

As discussed in Note 1, the Company changed its method of accounting for deferred policy acquisition costs as required by accounting guidance adopted on January 1, 2012. Our opinion is not modified with respect to this matter.

/s/ DELOITTE & TOUCHE LLP

Certified Public Accountants
Tampa, Florida
April 8, 2013

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                          Consolidated Balance Sheets
                          December 31, 2012 and 2011

                (In millions, except share and per share data)

                                                                                                        2012      2011
                                                                                                     ---------- ---------
Assets
Investments:
 Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $9,987 and
   $9,405, respectively)............................................................................ $   11,387 $  10,457
 Equity securities available-for-sale, at estimated fair value (cost: $33 and $2, respectively).....         34         2
 Mortgage loans (net of valuation allowances of $8 and $11, respectively)...........................      1,678     1,508
 Policy loans.......................................................................................        130       102
 Real estate and real estate joint ventures.........................................................        175        30
 Other limited partnership interests................................................................        650       535
 Short-term investments, at estimated fair value....................................................        722       779
 Other invested assets, principally at estimated fair value.........................................        560       606
                                                                                                     ---------- ---------
   Total investments................................................................................     15,336    14,019
 Cash and cash equivalents..........................................................................        122       108
 Accrued investment income..........................................................................        135       120
 Premiums, reinsurance and other receivables........................................................     14,746    12,679
 Deferred policy acquisition costs..................................................................      2,945     2,908
 Current income tax recoverable.....................................................................        137        83
 Other assets.......................................................................................        721       739
 Separate account assets............................................................................     70,876    56,820
                                                                                                     ---------- ---------
   Total assets..................................................................................... $  105,018 $  87,476
                                                                                                     ========== =========
Liabilities and Stockholder's Equity
Liabilities
Future policy benefits.............................................................................. $    4,404 $   3,085
Policyholder account balances.......................................................................     12,937    13,773
Other policy-related balances.......................................................................      2,607     2,449
Payables for collateral under securities loaned and other transactions..............................      1,823     1,672
Long-term debt......................................................................................         41        42
Deferred income tax liability.......................................................................      1,484       918
Other liabilities...................................................................................      5,389     4,314
Separate account liabilities........................................................................     70,876    56,820
                                                                                                     ---------- ---------
   Total liabilities................................................................................     99,561    83,073
                                                                                                     ---------- ---------
Contingencies, Commitments and Guarantees (Note 12)
Stockholder's Equity
Preferred stock, par value $1.00 per share; 200,000 shares authorized, issued and outstanding.......         --        --
Common stock, par value $200.00 per share; 15,000 shares authorized; 11,000 shares issued and
 outstanding........................................................................................          2         2
Additional paid-in capital..........................................................................      2,520     2,520
Retained earnings...................................................................................      2,018     1,189
Accumulated other comprehensive income (loss).......................................................        917       692
                                                                                                     ---------- ---------
   Total stockholder's equity.......................................................................      5,457     4,403
                                                                                                     ---------- ---------
   Total liabilities and stockholder's equity....................................................... $  105,018 $  87,476
                                                                                                     ========== =========

       See accompanying notes to the consolidated financial statements.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                     Consolidated Statements of Operations
             For the Years Ended December 31, 2012, 2011 and 2010

                                 (In millions)

                                                     2012      2011      2010
                                                   --------  --------  --------
Revenues
Premiums.......................................... $    428  $    647  $    357
Universal life and investment-type product policy
  fees............................................    1,585     1,288       991
Net investment income.............................      661       586       520
Other revenues....................................      327       314       302
Net investment gains (losses):
  Other-than-temporary impairments on fixed
   maturity securities............................       (4)       --        (9)
  Other-than-temporary impairments on fixed
   maturity securities transferred to other
   comprehensive income (loss)....................        2        (2)        5
  Other net investment gains (losses).............       27        (5)       19
                                                   --------  --------  --------
   Total net investment gains (losses)............       25        (7)       15
  Net derivative gains (losses)...................    1,194       701       115
                                                   --------  --------  --------
   Total revenues.................................    4,220     3,529     2,300
                                                   --------  --------  --------
Expenses
Policyholder benefits and claims..................      808       779       486
Interest credited to policyholder account balances      421       424       413
Other expenses....................................    1,803     1,595     1,079
                                                   --------  --------  --------
   Total expenses.................................    3,032     2,798     1,978
                                                   --------  --------  --------
Income (loss) before provision for income tax.....    1,188       731       322
Provision for income tax expense (benefit)........      359       198        66
                                                   --------  --------  --------
Net income (loss)................................. $    829  $    533  $    256
                                                   ========  ========  ========

       See accompanying notes to the consolidated financial statements.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                Consolidated Statements of Comprehensive Income
             For the Years Ended December 31, 2012, 2011 and 2010

                                 (In millions)

                                                               2012      2011     2010
                                                             --------- --------- -------

Net income (loss)...........................................  $    829  $    533  $  256
Other comprehensive income (loss):
  Unrealized investment gains (losses), net of related
    offsets.................................................       331       697     296
  Unrealized gains (losses) on derivatives..................        16       199    (72)
  Foreign currency translation adjustments..................       (1)       (1)      --
                                                             --------- --------- -------
  Other comprehensive income (loss), before income tax......       346       895     224
  Income tax (expense) benefit related to items of other
    comprehensive income (loss).............................     (121)     (313)    (79)
                                                             --------- --------- -------
  Other comprehensive income (loss), net of income tax......       225       582     145
                                                             --------- --------- -------
Comprehensive income (loss).................................  $  1,054  $  1,115  $  401
                                                             ========= ========= =======

       See accompanying notes to the consolidated financial statements.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                Consolidated Statements of Stockholder's Equity
             For the Years Ended December 31, 2012, 2011 and 2010

                                 (In millions)




                                                                              Additional
                                                             Preferred Common  Paid-in   Retained
                                                               Stock   Stock   Capital   Earnings
                                                             --------- ------ ---------- --------
Balance at December 31, 2009................................  $    --  $    2  $  2,520  $   771
Cumulative effect of change in accounting principle, net of
 income tax (Note 1)........................................                         --     (371)
                                                              -------  ------  --------  -------
Balance at January 1, 2010..................................       --       2     2,520      400
Net income (loss)...........................................                                 256
Other comprehensive income (loss), net of income tax........
                                                              -------  ------  --------  -------
Balance at December 31, 2010................................       --       2     2,520      656
Net income (loss)...........................................                                 533
Other comprehensive income (loss), net of income tax........
                                                              -------  ------  --------  -------
Balance at December 31, 2011................................       --       2     2,520    1,189
Net income (loss)...........................................                                 829
Other comprehensive income (loss), net of income tax........
                                                              -------  ------  --------  -------
Balance at December 31, 2012................................  $    --  $    2  $  2,520  $ 2,018
                                                              =======  ======  ========  =======

                                                             Accumulated Other Comprehensive Income (Loss)
                                                             --------------------------------------------
                                                                   Net                         Foreign
                                                               Unrealized     Other-Than-      Currency        Total
                                                               Investment      Temporary     Translation   Stockholder's
                                                              Gains (Losses)   Impairments    Adjustments     Equity
                                                             ---------------  ------------   ------------  -------------
Balance at December 31, 2009................................  $        (33)   $         (2)  $        --     $  3,258
Cumulative effect of change in accounting principle, net of
 income tax (Note 1)........................................                                                     (371)
                                                              ------------    ------------   -----------     --------
Balance at January 1, 2010..................................           (33)             (2)           --        2,887
Net income (loss)...........................................                                                      256
Other comprehensive income (loss), net of income tax........           146              (1)           --          145
                                                              ------------    ------------   -----------     --------
Balance at December 31, 2010................................           113              (3)           --        3,288
Net income (loss)...........................................                                                      533
Other comprehensive income (loss), net of income tax........           584              (1)           (1)         582
                                                              ------------    ------------   -----------     --------
Balance at December 31, 2011................................           697              (4)           (1)       4,403
Net income (loss)...........................................                                                      829
Other comprehensive income (loss), net of income tax........           225               1            (1)         225
                                                              ------------    ------------   -----------     --------
Balance at December 31, 2012................................  $        922    $         (3)  $        (2)    $  5,457
                                                              ============    ============   ===========     ========

       See accompanying notes to the consolidated financial statements.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                     Consolidated Statements of Cash Flows
             For the Years Ended December 31, 2012, 2011 and 2010

                                 (In millions)

                                                                                             2012       2011      2010
                                                                                          ---------  ---------  --------
Cash flows from operating activities
Net income (loss)........................................................................ $     829  $     533  $    256
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
 Depreciation and amortization expenses..................................................        13         20        23
 Amortization of premiums and accretion of discounts associated with investments, net....       (49)       (45)      (28)
 (Gains) losses on investments and derivatives, net......................................    (1,281)      (802)     (233)
 (Income) loss from equity method investments, net of dividends or distributions.........       (24)        (2)      (57)
 Interest credited to policyholder account balances......................................       421        424       413
 Universal life and investment-type product policy fees..................................    (1,585)    (1,288)     (991)
 Change in accrued investment income.....................................................       (12)       (14)      (21)
 Change in premiums, reinsurance and other receivables...................................      (756)      (710)   (2,560)
 Change in deferred policy acquisition costs, net........................................       (33)      (566)     (402)
 Change in income tax....................................................................       391        184        42
 Change in other assets..................................................................     1,421      1,058       711
 Change in insurance-related liabilities and policy-related balances.....................     1,471      1,299       971
 Change in other liabilities.............................................................       398        363     2,079
 Other, net..............................................................................        --         --         1
                                                                                          ---------  ---------  --------
Net cash provided by operating activities................................................     1,204        454       204
                                                                                          ---------  ---------  --------
Cash flows from investing activities
 Sales, maturities and repayments of:
   Fixed maturity securities.............................................................     3,203      3,137     4,488
   Equity securities.....................................................................         3          5         1
   Mortgage loans........................................................................        60         56        21
   Other limited partnership interests...................................................        68         93        46
 Purchases of:
   Fixed maturity securities.............................................................    (3,715)    (4,274)   (4,983)
   Equity securities.....................................................................       (31)        (5)       --
   Mortgage loans........................................................................      (229)      (387)     (600)
   Real estate and real estate joint ventures............................................      (145)        (1)       (4)
   Other limited partnership interests...................................................      (162)      (164)     (161)
 Cash received in connection with freestanding derivatives...............................        57         22         2
 Cash paid in connection with freestanding derivatives...................................       (18)       (25)      (48)
 Issuances of loans to affiliates........................................................        --       (125)       --
 Net change in policy loans..............................................................       (28)       (38)      (14)
 Net change in short-term investments....................................................        57       (666)      732
 Net change in other invested assets.....................................................         5         25       (80)
                                                                                          ---------  ---------  --------
Net cash used in investing activities....................................................      (875)    (2,347)     (600)
                                                                                          ---------  ---------  --------
Cash flows from financing activities
 Policyholder account balances:
   Deposits..............................................................................     2,621      4,984     3,219
   Withdrawals...........................................................................    (3,191)    (3,647)   (2,634)
 Net change in payables for collateral under securities loaned and other transactions....       151        426      (361)
 Long-term debt repaid...................................................................        (1)        (3)       --
 Financing element on certain derivative instruments.....................................       105          1        --
                                                                                          ---------  ---------  --------
Net cash (used in) provided by financing activities......................................      (315)     1,761       224
                                                                                          ---------  ---------  --------
Change in cash and cash equivalents......................................................        14       (132)     (172)
Cash and cash equivalents, beginning of year.............................................       108        240       412
                                                                                          ---------  ---------  --------
Cash and cash equivalents, end of year................................................... $     122  $     108  $    240
                                                                                          =========  =========  ========
Supplemental disclosures of cash flow information:
 Net cash paid (received) for:
   Interest.............................................................................. $       3  $       2  $     --
                                                                                          =========  =========  ========
   Income tax............................................................................ $     (34) $      16  $     20
                                                                                          =========  =========  ========
 Non-cash transactions:
   Real estate and real estate joint ventures acquired in satisfaction of debt........... $       2  $      --  $     --
                                                                                          =========  =========  ========
   Long-term debt issued in exchange for certain other invested assets................... $      --  $      --  $     45
                                                                                          =========  =========  ========

       See accompanying notes to the consolidated financial statements.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                Notes to the Consolidated Financial Statements

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies

Business

  MetLife Investors USA Insurance Company ("MLI-USA") and its subsidiary and affiliate, (the "Company"), a Delaware domiciled life insurance company is a wholly-owned subsidiary of MetLife Insurance Company of Connecticut ("MICC"). MICC is a subsidiary of MetLife, Inc. ("MetLife"). The Company markets, administers and insures a broad range of term life, universal and variable life and variable and fixed annuity products.

Basis of Presentation

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from estimates.

 Consolidation

  The accompanying consolidated financial statements include the accounts of MetLife Investors USA Insurance Company and its subsidiary, as well as a partnership in which the Company has control. Intercompany accounts and transactions have been eliminated.

  Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

 Separate Accounts

  Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if:

    .  such separate accounts are legally recognized;
    . assets supporting the contract liabilities are legally insulated from the Company's general account liabilities;
    . investments are directed by the contractholder; and . all investment performance, net of contract fees and assessments, is passed through to the contractholder.

  The Company reports separate account assets at their fair value, which is based on the estimated fair values of the underlying assets comprising the individual separate account portfolios. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the consolidated statements of operations.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)


  The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Such fees are included in universal life and investment-type product policy fees in the consolidated statements of operations.

 Reclassifications

  Certain amounts in the prior years' consolidated financial statements and related footnotes thereto have been reclassified to conform with the current year presentation. See "-- Adoption of New Accounting Pronouncements" for discussion of accounting pronouncements adopted in 2012, which were retrospectively applied.

Summary of Significant Accounting Policies

  The following are the Company's significant accounting policies with references to notes providing additional information on such policies and critical accounting estimates relating to such policies.

  ----------------------------------------------------------------------------
  Accounting Policy                                                       Note
  ----------------------------------------------------------------------------
  Insurance                                                                  2
  ----------------------------------------------------------------------------
  Deferred Policy Acquisition Costs and Other Policy-Related Intangibles     3
  ----------------------------------------------------------------------------
  Reinsurance                                                                4
  ----------------------------------------------------------------------------
  Investments                                                                5
  ----------------------------------------------------------------------------
  Derivatives                                                                6
  ----------------------------------------------------------------------------
  Fair Value                                                                 7
  ----------------------------------------------------------------------------
  Income Tax                                                                11
  ----------------------------------------------------------------------------
  Litigation Contingencies                                                  12
  ----------------------------------------------------------------------------

 Insurance

  Future Policy Benefit Liabilities and Policyholder Account Balances

  The Company establishes liabilities for amounts payable under insurance policies. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, policy lapse, renewal, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. These assumptions are established at the time the policy is issued and are intended to estimate the experience for the period the policy benefits are payable. Utilizing these assumptions, liabilities are established on a block of business basis. For long duration insurance contracts, assumptions such as mortality and interest rates are "locked in" upon the issuance of new business. However, significant adverse changes in experience on such contracts may require the establishment of premium deficiency reserves. Such reserves are determined based on the then current assumptions and do not include a provision for adverse deviation.

  Liabilities for universal and variable life secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The assumptions used in estimating

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

the secondary guarantee liabilities are consistent with those used for amortizing deferred policy acquisition costs ("DAC"), and are thus subject to the same variability and risk as further discussed herein. The assumptions of investment performance and volatility for variable products are consistent with historical experience of appropriate underlying equity indices, such as the Standard & Poor's Ratings Services ("S&P") 500 Index. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

  The Company regularly reviews its estimates of liabilities for future policy benefits and compares them with its actual experience. Differences result in changes to the liability balances with related charges or credits to benefit expenses in the period in which the changes occur.

  Policyholder account balances ("PABs") relate to contract or contract features where the Company has no significant insurance risk.

  The Company issues certain variable annuity products with guaranteed minimum benefits that provide the policyholder a minimum return based on their initial deposit (i.e., the benefit base) less withdrawals. These guarantees are accounted for as insurance liabilities or as embedded derivatives depending on how and when the benefit is paid. Specifically, a guarantee is accounted for as an embedded derivative if a guarantee is paid without requiring (i) the occurrence of specific insurable event, or (ii) the policyholder to annuitize. Alternatively, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either (i) the occurrence of a specific insurable event, or (ii) annuitization. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is split and accounted for under both models.

  Guarantees accounted for as insurance liabilities in future policy benefits include guaranteed minimum death benefits ("GMDBs"), the portion of guaranteed minimum income benefits ("GMIBs") that require annuitization, and the life-contingent portion of guaranteed minimum withdrawal benefits ("GMWBs").

  Guarantees accounted for as embedded derivatives in PABs include the non life-contingent portion of GMWBs, guaranteed minimum accumulation benefits ("GMABs") and the portion of GMIBs that do not require annuitization. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

  Other Policy-Related Balances

  Other policy-related balances include policy and contract claims, unearned revenue liabilities, premiums received in advance, and policyholder dividends due and unpaid.

  The liability for policy and contract claims generally relates to incurred but not reported death claims, as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from analyses of historical patterns of claims by business line. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)


  The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits, similar to DAC as discussed further herein. Such amortization is recorded in universal life and investment-type product policy fees.

  The Company accounts for the prepayment of premiums on its individual life contracts as premium received in advance and applies the cash received to premiums when due.

  Recognition of Insurance Revenues and Deposits

  Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided to recognize profits over the estimated lives of the insurance policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into earnings in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

  Deposits related to universal life-type and investment-type products are credited to PABs. Revenues from such contracts consist of fees for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to earnings include interest credited and benefit claims incurred in excess of related PABs.

  Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

 Deferred Policy Acquisition Costs and Other Policy-Related Intangibles

  The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts are capitalized as DAC. Such costs include:

  .   incremental direct costs of contract acquisition, such as commissions;
  . the portion of an employee's total compensation and benefits related to time spent selling, underwriting or processing the issuance of new and renewal insurance business only with respect to actual policies acquired or renewed; and
  . other essential direct costs that would not have been incurred had a policy not been acquired or renewed.

  All other acquisition-related costs, including those related to general advertising and solicitation, market research, agent training, product development, unsuccessful sales and underwriting efforts, as well as all indirect costs, are expensed as incurred.

  DAC is amortized as follows:

---------------------------------------------------------------------------------------------------------------------------------
  Products:                                                               In proportion to the following over estimated lives of
                                                                          the contracts:
---------------------------------------------------------------------------------------------------------------------------------
 .  Non-participating and non-dividend-paying traditional contracts       Historic actual and expected future gross premiums.
    (primarily term insurance)
---------------------------------------------------------------------------------------------------------------------------------
 .  Participating, dividend-paying traditional contracts                  Actual and expected future gross margins.
---------------------------------------------------------------------------------------------------------------------------------
 .  Fixed and variable universal life contracts                           Actual and expected future gross profits.
 .  Fixed and variable deferred annuity contracts
---------------------------------------------------------------------------------------------------------------------------------

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)


  See Note 3 for additional information on DAC amortization.

  The recovery of DAC is dependent upon the future profitability of the related business.

  The Company generally has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of sales inducements is included in policyholder benefits and claims. Each year, or more frequently if circumstances indicate a potential recoverability issue exists, the Company reviews deferred sales inducements to determine the recoverability of the asset.

  Value of distribution agreements acquired ("VODA") is reported in other assets and represents the present value of expected future profits associated with the expected future business derived from the distribution agreements. The VODA associated with past business combinations contributed to the Company by MetLife is amortized over useful lives ranging from 10 to 30 years and such amortization is included in other expenses. Each year, or more frequently if circumstances indicate a possible impairment exists, the Company reviews VODA to determine whether the asset is impaired.

 Reinsurance

  For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. Cessions under reinsurance agreements do not discharge the Company's obligations as the primary insurer. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

  For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC and recognized as a component of other expenses on a basis consistent with the way the acquisition costs on the underlying reinsured contracts would be recognized. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums and ceded (assumed) future policy benefit liabilities are established.

  Ceded policyholder and contract related liabilities, other than those currently due, are reported gross on the consolidated balance sheet.

  Amounts currently recoverable under reinsurance agreements are included in premiums, reinsurance and other receivables and amounts currently payable are included in other liabilities. Assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the consolidated balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance recoverable balances could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)


  The funds withheld liability represents amounts withheld by the Company in accordance with the terms of the reinsurance agreements. The Company withholds the funds rather than transferring the underlying investments and, as a result, records funds withheld liability within other liabilities. The Company recognizes interest on funds withheld, included in other expenses, at rates defined by the terms of the agreement which may be contractually specified or directly related to the investment portfolio.

  Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues. With respect to GMIBs, a portion of the directly written GMIBs are accounted for as insurance liabilities, but the associated reinsurance agreements contain embedded derivatives. These embedded derivatives are included in premiums, reinsurance and other receivables with changes in estimated fair value reported in net derivative gains (losses).

  If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

 Investments

 Net Investment Income

  Income on investments is reported within net investment income, unless otherwise stated herein.

 Fixed Maturity and Equity Securities

  The majority of the Company's fixed maturity and equity securities are classified as available-for-sale ("AFS") and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss) ("OCI"), net of policyholder-related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales are determined on a specific identification basis.

  Interest income on fixed maturity securities is recognized when earned using an effective yield method giving effect to amortization of premiums and accretion of discounts. Prepayment fees are recognized when earned. Dividends on equity securities are recognized when declared.

  The Company periodically evaluates fixed maturity and equity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value and an analysis of the gross unrealized losses by severity and/or age. The analysis of gross unrealized losses is described further in Note 5 "-- Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities."

  For fixed maturity securities in an unrealized loss position, an other-than-temporary impairment ("OTTI") is recognized in earnings when it is anticipated that the amortized cost will not be recovered. When either: (i) the Company has the intent to sell the security; or (ii) it is more likely than not that the Company will be required

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exist, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors ("noncredit loss") is recorded in OCI. Adjustments are not made for subsequent recoveries in value.

  With respect to equity securities, the Company considers in its OTTI analysis its intent and ability to hold a particular equity security for a period of time sufficient to allow for the recovery of its estimated fair value to an amount equal to or greater than cost. If a sale decision is made for an equity security and recovery to an amount at least equal to cost prior to the sale is not expected, the security will be deemed to be other-than-temporarily impaired in the period that the sale decision was made and an OTTI loss will be recorded in earnings. The OTTI loss recognized is the entire difference between the security's cost and its estimated fair value with a corresponding charge to earnings.

 Mortgage Loans

  The Company disaggregates its mortgage loan investments into two portfolio segments: commercial and agricultural. The accounting and valuation allowance policies that are applicable to all portfolio segments are presented below and policies related to each of the portfolio segments are included in Note 5.

  Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, and are net of valuation allowances. Interest income and prepayment fees are recognized when earned. Interest is accrued on the principal amount of the loan based on the loan's contractual interest rate, while amortization of premiums and discounts is recognized using the effective yield method. Gains and losses from sales of loans and increases or decreases to valuation allowances are recorded in net investment gains (losses).

 Policy Loans

  Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned using the contractual interest rate. Generally, accrued interest is capitalized on the policy's anniversary date. Valuation allowances are not established for policy loans, as they are fully collateralized by the cash surrender value of the underlying insurance policies. Any unpaid principal or interest on the loan is deducted from the cash surrender value or the death benefit prior to settlement of the insurance policy.

 Real Estate

  Real estate held-for-investment is stated at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Rental income associated with such real estate is recognized on a straight-line basis over the term of the respective leases. The Company periodically reviews its real estate held-for-investment for impairment and tests for recoverability whenever events or changes in circumstances indicate the carrying value may not be recoverable and exceeds its estimated fair value. Properties whose carrying values are greater than their undiscounted cash flows are written down to their estimated fair value, which is generally computed using the present value of expected future cash flows discounted at a rate commensurate with the underlying risks.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)


  Real estate for which the Company commits to a plan to sell within one year and actively markets in its current condition for a reasonable price in comparison to its estimated fair value is classified as held for sale. Real estate held-for-sale is stated at the lower of depreciated cost or estimated fair value less expected disposition costs and is not depreciated.

  Real estate acquired upon foreclosure is recorded at the lower of estimated fair value or the carrying value of the mortgage loan at the date of foreclosure.

 Real Estate Joint Ventures and Other Limited Partnership Interests

  The Company uses the equity method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has more than a minor ownership interest or more than a minor influence over the joint venture's or partnership's operations, but does not have a controlling financial interest. Equity method investment income is recognized as earned by the investee. The Company records its share of earnings using a three-month lag methodology for instances where the timely financial information is not available and the contractual agreements provide for the delivery of the investees' financial information after the end of the Company's reporting period.

  The Company uses the cost method of accounting for investments in which it has virtually no influence over the joint venture's or the partnership's operations. Based on the nature and structure of these investments, they do not meet the characteristics of an equity security in accordance with applicable accounting standards. The Company recognizes distributions on cost method investments as earned or received.

  In addition to the investees performing regular evaluations for the impairment of underlying investments, the Company routinely evaluates these investments for impairments. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. The Company considers its cost method investments for OTTI when the carrying value of such investments exceeds the net asset value ("NAV"). The Company takes into consideration the severity and duration of this excess when determining whether the cost method investment is other-than-temporarily impaired. When an OTTI has occurred, the impairment loss is recorded within net investment gains (losses).

 Short-term Investments

  Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value or amortized cost, which approximates estimated fair value. Short-term investments also include investments in affiliated money market pools.

 Other Invested Assets

  Other invested assets consist principally of the following:

..  Freestanding derivatives with positive estimated fair values are described in "-- Derivatives" below.
..  Loans to affiliates are stated at unpaid principal balance, adjusted for any unamortized premium or discount.
.. Leveraged leases are recorded net of non-recourse debt. The Company recognizes income on the leveraged leases by applying the leveraged lease's estimated rate of return to the net investment in the lease. The Company regularly reviews residual values and impairs them to expected values.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

.. Tax credit partnerships derive their primary source of investment return in the form of income tax credits. Where tax credits are guaranteed by a creditworthy third party, the investment is accounted for under the effective yield method. Otherwise, the investment is accounted for under the equity method.

 Securities Lending Program

  Securities lending transactions, whereby blocks of securities, which are included in fixed maturity securities, equity securities, and short-term investments, are loaned to third parties, primarily brokerage firms and commercial banks, and are treated as financing arrangements and the associated liability is recorded at the amount of cash received. The Company obtains collateral at the inception of the loan, usually cash, in an amount generally equal to 102% of the estimated fair value of the securities loaned, and maintains it at a level greater than or equal to 100% for the duration of the loan. The Company is liable to return to the counterparties the cash collateral received. Security collateral on deposit from counterparties in connection with the securities lending transactions may not be sold or repledged, unless the counterparty is in default, and is not reflected in the consolidated financial statements. The Company monitors the estimated fair value of the securities loaned on a daily basis with additional collateral obtained as necessary. Income and expenses associated with securities lending transactions are reported as investment income and investment expense, respectively, within net investment income.

Derivatives

 Freestanding Derivatives

  Freestanding derivatives are carried in the Company's consolidated balance sheets either as assets within other invested assets or as liabilities within other liabilities at estimated fair value. The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

  Accruals on derivatives are generally recorded in accrued investment income or within other liabilities. However, accruals that are not scheduled to settle within one year are included with the derivatives carrying value in other invested assets or other liabilities.

  If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are reported in net derivative gains (losses) except as follows:

--------------------------------------------------------------------------------------------
 Statement of Operations Presentation:     Derivative:
--------------------------------------------------------------------------------------------
 Net investment income                   .  Economic hedges of equity method investments
                                            in joint ventures
--------------------------------------------------------------------------------------------

 Hedge Accounting

  To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge. Hedge designation and financial statement presentation of changes in estimated fair value of the hedging derivatives are as follows:

    . Fair value hedge (a hedge of the estimated fair value of a recognized asset or liability) - in net derivative gains (losses), consistent with the change in fair value of the hedged item attributable to the designated risk being hedged.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

    . Cash flow hedge (a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability) - effectiveness in OCI (deferred gains or losses on the derivative are reclassified into the consolidated statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item); ineffectiveness in net derivative gains (losses).

  The change in estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of operations within interest income or interest expense to match the location of the hedged item.

  In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

  The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

  When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried in the consolidated balance sheets at its estimated fair value, with changes in estimated fair value recognized in net derivative gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in OCI related to discontinued cash flow hedges are released into the consolidated statements of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

  When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried in the consolidated balance sheets at its estimated fair value, with changes in estimated fair value recognized currently in net derivative gains (losses). Deferred gains and losses of a derivative recorded in OCI pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in net derivative gains (losses).

  In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value in the consolidated balance sheets, with changes in its estimated fair value recognized in the current period as net derivative gains (losses).

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)


  Embedded Derivatives

  The Company sells variable annuities and purchases certain investments that contain embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. The embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative if:

..  the combined instrument is not accounted for in its entirety at fair value with changes in fair value recorded in earnings;
..  the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract; and .. a separate instrument with the same terms as the embedded derivative would qualify as a derivative instrument.

  Such embedded derivatives are carried in the consolidated balance sheets at estimated fair value with the host contract and changes in their estimated fair value are generally reported in net derivative gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income. Additionally, the Company may elect to carry an entire contract on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income if that contract contains an embedded derivative that requires bifurcation. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

 Fair Value

  Certain assets and liabilities are measured at estimated fair value in the Company's consolidated balance sheets. In addition, the notes to these consolidated financial statements include further disclosures of estimated fair values. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

  Subsequent to initial recognition, fair values are based on unadjusted quoted prices for identical assets or liabilities in active markets that are readily and regularly obtainable. When such quoted prices are not available, fair values are based on quoted prices in markets that are not active, quoted prices for similar but not identical assets or liabilities, or other observable inputs. If these inputs are not available, or observable inputs are not determinative, unobservable inputs and/or adjustments to observable inputs requiring management judgment are used to determine the fair value of assets and liabilities.

 Income Tax

  The Company was excluded from MetLife's life/non-life consolidated federal tax return since it became a subsidiary of MICC in 2006. In 2011, the Company together with MICC and its subsidiaries were able to join the MetLife life/non-life consolidated federal tax return and became a party to the MetLife tax sharing agreement. Prior to 2011, the Company filed a consolidated tax return with MICC.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)


  The Company's accounting for income taxes represents management's best estimate of various events and transactions.

  Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

  The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Factors in management's determination include the performance of the business and its ability to generate capital gains. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination, consideration is given to, among other things, the following:

  . future taxable income exclusive of reversing temporary differences and carryforwards;
  .  future reversals of existing taxable temporary differences;
  . taxable income in prior carryback years; and . tax planning strategies.

  The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events, such as changes in tax laws, tax regulations, or interpretations of such laws or regulations, could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the consolidated financial statements in the year these changes occur.

  The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

  The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

Litigation Contingencies

  The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Legal costs are recognized in other expenses as incurred. On an annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's consolidated financial statements.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)


Other Accounting Policies

 Cash and Cash Equivalents

  The Company considers all highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at amortized cost, which approximates estimated fair value.

 Computer Software

  Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $109 million and $84 million at December 31, 2012 and 2011, respectively. Accumulated amortization of capitalized software was $32 million and $35 million at December 31, 2012 and 2011, respectively. Related amortization expense was $2 million, $12 million and $16 million for the years ended December 31, 2012, 2011 and 2010, respectively.

 Other Revenues

  Other revenues include fees on reinsurance financing agreements and advisory fees. Such fees are recognized in the period in which services are performed.

 Foreign Currency

  The results of foreign investments in other limited partnership interests are recorded based on the functional currency of each investment. Net assets of the foreign investments are translated from the functional currency to U.S. dollars at the exchange rates in effect at each year-end and the proportionate shares of net income from the foreign investments are translated at the average exchange rates during the year. The resulting translation adjustments are charged or credited directly to OCI, net of applicable taxes. Gains and losses from foreign currency transactions, including the effect of re-measurement of monetary assets and liabilities to the appropriate functional currency, are reported as part of net investment gains (losses) in the period in which they occur.

Adoption of New Accounting Pronouncements

  On January 1, 2012, the Company adopted new guidance regarding accounting for DAC, which was retrospectively applied. The guidance specifies that only costs related directly to successful acquisition of new or renewal contracts can be capitalized as DAC; all other acquisition-related costs must be expensed as incurred. As a result, certain sales manager compensation and administrative costs previously capitalized by the Company will no longer be deferred.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)


  The following table presents the effects of the retrospective application of the adoption of such new accounting guidance to the Company's previously reported consolidated balance sheets:

                                                    As Previously Reported        Adjustment              As Adjusted
                                                   ------------------------ -----------------------  ---------------------
                                                      December 31, 2011        December 31, 2011       December 31, 2011
                                                   ------------------------ -----------------------  ---------------------
                                                                                (In millions)
Assets
 Deferred policy acquisition costs................ $                  3,542 $                  (634) $               2,908
Liabilities
 Deferred income tax liability.................... $                  1,140 $                  (222) $                 918
Equity
 Retained earnings................................ $                  1,604 $                  (415) $               1,189
 Accumulated other comprehensive income (loss).... $                    689 $                     3  $                 692
 Total stockholder's equity....................... $                  4,815 $                  (412) $               4,403

  The following table presents the effects of the retrospective application of the adoption of such new accounting guidance to the Company's previously reported consolidated statements of operations:

                                                    As Previously Reported         Adjustment               As Adjusted
                                                   ------------------------ ------------------------  -----------------------
                                                   Years Ended December 31, Years Ended December 31,  Years Ended December 31,
                                                   ------------------------ ------------------------  -----------------------
                                                       2011        2010        2011         2010         2011         2010
                                                   ------------ ----------- ----------  ------------  -----------  -----------
                                                                                 (In millions)
Expenses
 Other expenses................................... $      1,582 $     1,024 $       13  $         55  $     1,595  $     1,079
 Income (loss) before provision for income tax.... $        744 $       377 $      (13) $        (55) $       731  $       322
 Provision for income tax expense (benefit)....... $        203 $        85 $       (5) $        (19) $       198  $        66
 Net income (loss)................................ $        541 $       292 $       (8) $        (36) $       533  $       256

  The following table presents the effects of the retrospective application of the adoption of such new accounting guidance to the Company's previously reported consolidated statements of cash flows:

                                                     As Previously Reported          Adjustment
                                                    ------------------------  ------------------------
                                                    Years Ended December 31,  Years Ended December 31,
                                                    ------------------------  ------------------------
                                                       2011         2010          2011         2010
                                                    ----------  ------------  -----------  -----------
                                                                                    (In millions)
Cash flows from operating activities
  Net income (loss)................................ $      541  $        292  $        (8) $       (36)
  Change in deferred policy acquisition costs, net. $     (578) $       (457) $        12  $        55
  Change in income tax............................. $      188  $         61  $        (4) $       (19)

                                                           As Adjusted
                                                    -------------------------
                                                     Years Ended December 31,
                                                    -------------------------
                                                        2011          2010
                                                    ------------  -----------

Cash flows from operating activities
  Net income (loss)................................ $        533  $       256
  Change in deferred policy acquisition costs, net. $       (566) $      (402)
  Change in income tax............................. $        184  $        42

  On January 1, 2012, the Company adopted new guidance regarding comprehensive income, which was retrospectively applied, that provides companies with the option to present the total of comprehensive income, components of net income, and the components of OCI either in a single continuous statement of comprehensive income or in two separate but consecutive statements in annual financial statements. The standard eliminates the option to present components of OCI as part of the statement of changes in stockholder's equity. The Company adopted the two-statement approach for annual financial statements.

  Effective January 1, 2012, the Company adopted new guidance regarding fair value measurements that establishes common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards ("IFRS"). Some of the amendments clarify the Financial Accounting Standards Board's ("FASB") intent on the application of existing fair

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

value measurement requirements. Other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The adoption did not have a material impact on the Company's consolidated financial statements other than the expanded disclosures in Note 7.

  Effective January 1, 2010, the Company adopted guidance related to financial instrument transfers and consolidation of variable interest entities ("VIEs"). The financial instrument transfer guidance eliminates the concept of a qualified special purpose entity, eliminates the guaranteed mortgage securitization exception, changes the criteria for achieving sale accounting when transferring a financial asset and changes the initial recognition of retained beneficial interests. The revised consolidation guidance changed the definition of the primary beneficiary, as well as the method of determining whether an entity is a primary beneficiary of a VIE from a quantitative model to a qualitative model. Under the qualitative VIE consolidation model, the entity that has both the ability to direct the most significant activities of the VIE and the obligation to absorb losses or receive benefits that could potentially be significant to the VIE is considered to be the primary beneficiary. The guidance requires a continuous reassessment, as well as enhanced disclosures, including the effects of a company's involvement with VIEs on its financial statements.

 Future Adoption of New Accounting Pronouncements

  In February 2013, the FASB issued new guidance regarding liabilities (Accounting Standards Update ("ASU") 2013-04, Liabilities (Topic 405):
Obligations Resulting from Joint and Several Liability Arrangements for Which the Total Amount of the Obligation Is Fixed at the Reporting Date), effective retrospectively for fiscal years beginning after December 15, 2013 and interim periods within those years. The amendments require an entity to measure obligations resulting from joint and several liability arrangements for which the total amount of the obligation within the scope of the guidance is fixed at the reporting date, as the sum of the amount the reporting entity agreed to pay on the basis of its arrangement among its co-obligors and any additional amount the reporting entity expects to pay on behalf of its co-obligors. In addition, the amendments require an entity to disclose the nature and amount of the obligation, as well as other information about the obligations. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

  In January 2013, the FASB issued new guidance regarding comprehensive income (ASU 2013-02, Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income), effective prospectively for fiscal years beginning after December 15, 2012. The amendments require an entity to provide information about the amounts reclassified out of accumulated other comprehensive income ("AOCI") by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of AOCI by the respective line items of net income but only if the amount reclassified is required under GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under GAAP that provide additional detail about those amounts. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

  In January 2013, the FASB issued new guidance regarding balance sheet offsetting disclosures (ASU 2013-01, Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities ("ASU 2013-01")), effective for fiscal years and interim periods within those years beginning on or after January 1, 2013. The amendments in ASU 2013-01 clarify that the scope of ASU 2011-11 (as defined below), applies to derivatives, including bifurcated embedded derivatives, repurchase and reverse repurchase agreements, and securities borrowing and lending transactions. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)


  In December 2011, the FASB issued new guidance regarding balance sheet offsetting disclosures (ASU 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities ("ASU 2011-11")), effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance will be applied retrospectively for all comparative periods presented. The guidance requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effects of those arrangements on its financial position. Entities are required to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. The objective of the guidance is to facilitate comparison between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of IFRS. The Company is currently evaluating the impact of this guidance on its consolidated financial statements and related disclosures.

2. Insurance

Insurance Liabilities

  Future policy benefits are measured as follows:

----------------------------------------------------------------------------------------------------------------
 Product Type:                 Measurement Assumptions:
----------------------------------------------------------------------------------------------------------------
 Participating life            Aggregate of net level premium reserves for death and endowment policy benefits (calculated based upon the non-forfeiture interest rate of 4%, and mortality rates guaranteed in calculating the cash surrender values described in such contracts).
----------------------------------------------------------------------------------------------------------------
 Non-participating life        Aggregate of the present value of expected future benefit payments and related expenses less the present value of expected future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. Interest rate assumptions for the aggregate future policy benefit liabilities range from 3% to 7%.
----------------------------------------------------------------------------------------------------------------
 Traditional fixed annuities   Present value of expected future payments. Interest rate assumptions used in
 after annuitization           establishing such liabilities range from 4% to 8%.
----------------------------------------------------------------------------------------------------------------

  Participating business represented 2% and 1% of the Company's life insurance in-force at December 31, 2012 and 2011, respectively. Participating policies represented 27% and 12% of gross life insurance premiums for the years ended December 31, 2012 and 2011, respectively. Such policies are 90% reinsured.

  PABs are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; and (ii) credited interest, ranging from 1% to 8%, less expenses, mortality charges and withdrawals.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)


Guarantees

  The Company issues variable annuity products with guaranteed minimum benefits. The non-life contingent portion of GMWBs and the portion of certain GMIBs that does not require annuitization are accounted for as embedded derivatives in PABs and are further discussed in Note 6. Guarantees accounted for as insurance liabilities include:

 Guarantee:                                                   Measurement Assumptions:
---------------------------------------------------------------------------------------------------------------
 GMDBs   .  A return of purchase payment upon death even    .  Present value of expected death benefits in
            if the account value is reduced to zero.           excess of the projected account balance
                                                               recognizing the excess ratably over the
                                                               accumulation period based on the present value
                                                               of total expected assessments.

         .  An enhanced death benefit may be available for  .  Assumptions are consistent with those used for
            an additional fee.                                 amortizing DAC, and are thus subject to the
                                                               same variability and risk.

                                                            .  Investment performance and volatility
                                                               assumptions are consistent with the historical
                                                               experience of the appropriate underlying
                                                               equity index, such as the S&P 500 Index.

                                                            .  Benefit assumptions are based on the average
                                                               benefits payable over a range of scenarios.
---------------------------------------------------------------------------------------------------------------
 GMIBs   .  After a specified period of time determined at  .  Present value of expected income benefits in
            the time of issuance of the variable annuity       excess of the projected account balance at any
            contract, a minimum accumulation of purchase       future date of annuitization and recognizing
            payments, even if the account value is reduced     the excess ratably over the accumulation
            to zero, that can be annuitized to receive a       period based on present value of total
            monthly income stream that is not less than a      expected assessments.
            specified amount.

         .  Certain contracts also provide for a            .  Assumptions are consistent with those used for
            guaranteed lump sum return of purchase premium     estimating GMDBs liabilities.
            in lieu of the annuitization benefit.

                                                            .  Calculation incorporates an assumption for the
                                                               percentage of the potential annuitizations
                                                               that may be elected by the contractholder.
---------------------------------------------------------------------------------------------------------------
 GMWBs   .  A return of purchase payment via partial        .  Expected value of the life contingent payments
            withdrawals, even if the account value is          and expected assessments using assumptions
            reduced to zero, provided that cumulative          consistent with those used for estimating the
            withdrawals in a contract year do not exceed a     GMDBs liabilities.
            certain limit.

         .  Certain contracts include guaranteed
            withdrawals that are life contingent.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

  Information regarding the liabilities for guarantees (excluding base policy liabilities and embedded derivatives) relating to annuity and universal and variable life contracts was as follows:

                                                            Universal and
                                                           Variable Life
                                        Annuity Contracts    Contracts
                                    --------------------  ---------------
                                                             Secondary
                                       GMDBs       GMIBs    Guarantees         Total
                                    ---------   --------- --------------- -----------
                                                      (In millions)
Direct
Balance at January 1, 2010.........  $     55    $    215     $    224     $      494
Incurred guaranteed benefits.......        23          66          246            335
Paid guaranteed benefits...........        (5)         --           --             (5)
                                    ---------   ---------    ---------    -----------
Balance at December 31, 2010.......        73         281          470            824
Incurred guaranteed benefits.......        77         128          139            344
Paid guaranteed benefits...........       (18)         --           --            (18)
                                    ---------   ---------    ---------    -----------
Balance at December 31, 2011.......       132         409          609          1,150
Incurred guaranteed benefits.......       102         404          269            775
Paid guaranteed benefits...........       (21)         --           --            (21)
                                    ---------   ---------    ---------    -----------
Balance at December 31, 2012.......  $    213    $    813     $    878     $    1,904
                                    =========   =========    =========    ===========

Ceded
Balance at January 1, 2010.........  $     55    $     74     $    142     $      271
Incurred guaranteed benefits.......        23          23          192            238
Paid guaranteed benefits...........        (5)         --           --             (5)
                                    ---------   ---------    ---------    -----------
Balance at December 31, 2010.......        73          97          334            504
Incurred guaranteed benefits.......        77          44          123            244
Paid guaranteed benefits...........       (18)         --           --            (18)
                                    ---------   ---------    ---------    -----------
Balance at December 31, 2011.......       132         141          457            730
Incurred guaranteed benefits.......       102         140          224            466
Paid guaranteed benefits...........       (21)         --           --            (21)
                                    ---------   ---------    ---------    -----------
Balance at December 31, 2012.......  $    213    $    281     $    681     $    1,175
                                    =========   =========    =========    ===========

Net
Balance at January 1, 2010.........  $     --    $    141     $     82     $      223
Incurred guaranteed benefits.......        --          43           54             97
Paid guaranteed benefits...........        --          --           --             --
                                    ---------   ---------    ---------    -----------
Balance at December 31, 2010.......        --         184          136            320
Incurred guaranteed benefits.......        --          84           16            100
Paid guaranteed benefits...........        --          --           --             --
                                    ---------   ---------    ---------    -----------
Balance at December 31, 2011.......        --         268          152            420
Incurred guaranteed benefits.......        --         264           45            309
Paid guaranteed benefits...........        --          --           --             --
                                    ---------   ---------    ---------    -----------
Balance at December 31, 2012.......  $     --    $    532     $    197     $      729
                                    =========   =========    =========    ===========

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)


  Account balances of contracts with insurance guarantees were invested in separate account asset classes as follows at:

                                                                                                         December 31,
                                                                                                     ---------------------
                                                                                                        2012       2011
                                                                                                     ---------- ----------
                                                                                                         (In millions)
Fund Groupings:
Balanced............................................................................................  $  35,569  $  26,785
Equity..............................................................................................     28,736     24,325
Bond................................................................................................      3,749      2,983
Specialty...........................................................................................        821        727
Money Market........................................................................................        527        587
                                                                                                     ---------- ----------
  Total.............................................................................................  $  69,402  $  55,407
                                                                                                     ========== ==========

  Based on the type of guarantee, the Company defines net amount at risk ("NAR") as listed below.

 Variable Annuity Guarantees

  In the Event of Death

  Defined as the guaranteed minimum death benefit less the total contract account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date.

  At Annuitization

  Defined as the amount (if any) that would be required to be added to the total contract account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. This amount represents the Company's potential economic exposure to such guarantees in the event all contractholders were to annuitize on the balance sheet date, even though the contracts contain terms that only allow annuitization of the guaranteed amount after the 10th anniversary of the contract, which not all contractholders have achieved.

 Universal and Variable Life Contracts

  Defined as the guarantee amount less the account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date.

  The amounts in the table below include direct business, but exclude offsets from hedging or reinsurance, if any. See Note 4 for a discussion of certain living and death benefit guarantees which have been reinsured. Therefore, the NARs presented below reflect the economic exposures of living and death benefit guarantees associated with variable annuities, but not necessarily their impact on the Company.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)


  Information regarding the types of guarantees relating to annuity contracts and universal and variable life contracts was as follows at:

                                                              December 31,
                                    --------------------------------------------------------------
                                                  2012                             2011
                                    -----------------------------    -----------------------------
                                        In the            At             In the            At
                                     Event of Death  Annuitization    Event of Death  Annuitization
                                    --------------- --------------   --------------- --------------
                                                              (In millions)
Annuity Contracts (1)
Variable Annuity Guarantees
Total contract account value.......  $      74,156   $     51,411     $      60,719   $     41,713
Separate account value.............  $      71,446   $     49,778     $      57,305   $     39,454
Net amount at risk.................  $       1,976   $      2,316(2)  $       3,783   $      1,444(2)
Average attained age of
  contractholders..................       64 years       63 years          64 years       62 years

                                                           December 31,
                                                    ---------------------------
                                                          2012          2011
                                                    ------------- -------------
                                                       Secondary Guarantees
                                                    ---------------------------
                                                           (In millions)
 Universal and Variable Life Contracts (1)
 Account value (general and separate account)...... $       3,659 $       3,019
 Net amount at risk................................ $      65,938 $      58,776
 Average attained age of policyholders.............      56 years      55 years

--------

(1)The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

(2)The Company had previously disclosed the NAR based on the excess of the benefit base over the contractholder's total contract account value on the balance sheet date. Such amounts were $5.3 billion and $6.6 billion at December 31, 2012 and 2011, respectively. The Company has provided, in the table above, the NAR as defined above. The Company believes that this definition is more representative of the potential economic exposures of these guarantees as the contractholders do not have access to this difference other than through annuitization.

Obligations Under Funding Agreements

  During 2012, MLI-USA became a member of the Federal Home Loan Bank ("FHLB") of Pittsburgh. Information related to this membership at December 31, 2012 is as follows:

                                                    Holdings of
                                                       FHLB
                                                    Common Stock   Liability    Collateral
                                                   ------------- ----------- --------------
                                                                (In millions)
FHLB of Pittsburgh................................  $        11   $      --  $      595 (1)

--------

(1)Advances, if any, are collateralized by mortgage-backed securities. The amount of collateral presented is at estimated fair value.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)


Separate Accounts

  Separate account assets and liabilities primarily include pass-through separate accounts totaling $70.7 billion and $56.6 billion at December 31, 2012 and 2011, respectively, for which the policyholder assumes all investment risk.

  For the years ended December 31, 2012, 2011 and 2010, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

3.  Deferred Policy Acquisition Costs and Other Policy-Related Intangibles

  See Note 1 for a description of capitalized acquisition costs.

  Non-Participating and Non-Dividend-Paying Traditional Contracts

  The Company amortizes DAC related to these contracts (primarily term insurance) over the appropriate premium paying period in proportion to the actual historic and expected future gross premiums that were set at contract issue. The expected premiums are based upon the premium requirement of each policy and assumptions for mortality, persistency and investment returns at policy issuance, or policy acquisition, include provisions for adverse deviation, and are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

  Participating, Dividend Paying Traditional Contracts

  The Company amortizes DAC related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross margins. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The future gross margins are dependent principally on investment returns, policyholder dividend scales, mortality, persistency, expenses to administer the business, creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, persistency and other factor changes, as well as policyholder dividend scales are reasonably likely to impact significantly the rate of DAC amortization. Each reporting period, the Company updates the estimated gross margins with the actual gross margins for that period. When the actual gross margins change from previously estimated gross margins, the cumulative DAC amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross margins exceed those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross margins are below the previously estimated gross margins. Each reporting period, the Company also updates the actual amount of business in-force, which impacts expected future gross margins. When expected future gross margins are below those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross margins are above the previously estimated expected future gross margins. Each period, the Company also reviews the estimated gross margins for each block of business to determine the recoverability of DAC balances.

  Fixed and Variable Universal Life Contracts and Fixed and Variable Deferred Annuity Contracts

  The Company amortizes DAC related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses and persistency are reasonably likely to impact significantly the rate of DAC amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC balances.

  Factors Impacting Amortization

  Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period, which can result in significant fluctuations in amortization of DAC. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

  The Company also periodically reviews other long-term assumptions underlying the projections of estimated gross margins and profits. These assumptions primarily relate to investment returns, policyholder dividend scales, interest crediting rates, mortality, persistency and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross margins and profits which may have significantly changed. If the update of assumptions causes expected future gross margins and profits to increase, DAC amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross margins and profits to decrease.

  Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If such modification, referred to as an internal replacement, substantially changes the contract, the associated DAC is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)


  Amortization of DAC is attributed to both investment gains and losses and to other expenses for the amount of gross margins or profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC that would have been amortized if such gains and losses had been recognized.

  Information regarding DAC was as follows:

                                                          Years Ended December 31,
                                                   -------------------------------------
                                                         2012         2011         2010
                                                   -----------  -----------  -----------
                                                               (In millions)
DAC
Balance at January 1,.............................  $    2,908   $    2,343   $    1,982
Capitalizations...................................         805        1,247          769
Amortization related to:
  Net investment gains (losses)...................        (394)        (274)         (51)
  Other expenses..................................        (379)        (407)        (316)
                                                   -----------  -----------  -----------
   Total amortization.............................        (773)        (681)        (367)
                                                   -----------  -----------  -----------
Unrealized investment gains (losses)..............           5           (1)         (41)
                                                   -----------  -----------  -----------
Balance at December 31,...........................  $    2,945   $    2,908   $    2,343
                                                   ===========  ===========  ===========

  See Note 1 for information on the retrospective application of the adoption of new accounting guidance related to DAC.

  Information regarding other policy-related intangibles was as follows:

                                                            Years Ended December 31,
                                                        -------------------------------
                                                             2012       2011       2010
                                                        ---------  ---------  ---------
                                                                 (In millions)
Deferred Sales Inducements
Balance at January 1,..................................  $    503   $    497   $    450
Capitalization.........................................        20         79         98
Amortization...........................................       (49)       (73)       (51)
                                                        ---------  ---------  ---------
Balance at December 31,................................  $    474   $    503   $    497
                                                        =========  =========  =========

VODA
Balance at January 1,..................................  $    140   $    148   $    155
Amortization...........................................       (10)        (8)        (7)
                                                        ---------  ---------  ---------
Balance at December 31,................................  $    130   $    140   $    148
                                                        =========  =========  =========
Accumulated amortization...............................  $     37   $     27   $     19
                                                        =========  =========  =========

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)


  The estimated future amortization expense to be reported in other expenses for the next five years is as follows:

                                                                                   VODA
                                                                            -------------
                                                                            (In millions)
2013....................................................................... $          11
2014....................................................................... $          12
2015....................................................................... $          12
2016....................................................................... $          12
2017....................................................................... $          11

4. Reinsurance

  The Company enters into reinsurance agreements primarily as a purchaser for reinsurance for its various insurance products and also as a provider of reinsurance for some insurance products issued by an affiliate. The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

  Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed in Note 5.

  The Company currently reinsures 100% of the living and death benefit guarantees issued in connection with its variable annuities to affiliated reinsurers. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations. The Company also reinsures 90% of its fixed annuities to an affiliated reinsurer. The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

  For its individual life insurance products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or on a quota share basis. The Company currently reinsures 100% of the mortality risk in excess of $100,000 per life for most new policies and reinsures up to 100% of the mortality risk for certain other policies. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time. The Company also reinsures the risk associated with secondary death benefit guarantees on certain universal life insurance policies to affiliates.

  The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

  The Company reinsures its business through a diversified group of well-capitalized, highly rated reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses. The Company generally secures large reinsurance recoverable balances with various forms of collateral, including secured trusts and funds withheld accounts. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at December 31, 2012 and 2011, were not significant.

  The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts and funds withheld accounts. The Company had $386 million and $283 million of unsecured unaffiliated reinsurance recoverable balances at December 31, 2012 and 2011, respectively.

  At December 31, 2012, the Company had $541 million of net unaffiliated ceded reinsurance recoverables. Of this total, $478 million, or 88%, were with the Company's five largest unaffiliated ceded reinsurers, including $323 million of net unaffiliated ceded reinsurance recoverables which were unsecured. At December 31, 2011, the Company had $427 million of net unaffiliated ceded reinsurance recoverables. Of this total, $377 million, or 88%, were with the Company's five largest unaffiliated ceded reinsurers, including $233 million of net unaffiliated ceded reinsurance recoverables which were unsecured.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)


  The amounts in the consolidated statements of operations include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows:

                                                       Years Ended December 31,
                                                   --------------------------------
                                                      2012       2011       2010
                                                   ---------- ---------- ----------
                                                            (In millions)
Premiums:
Direct premiums................................... $      941 $      961 $      562
Reinsurance assumed...............................         11          7         13
Reinsurance ceded.................................      (524)      (321)      (218)
                                                   ---------- ---------- ----------
  Net premiums.................................... $      428 $      647 $      357
                                                   ========== ========== ==========
Universal life and investment-type product policy
  fees:
Direct universal life and investment-type product
  policy fees..................................... $    2,167 $    1,694 $    1,224
Reinsurance assumed...............................         83         90        120
Reinsurance ceded.................................      (665)      (496)      (353)
                                                   ---------- ---------- ----------
  Net universal life and investment-type product
   policy fees.................................... $    1,585 $    1,288 $      991
                                                   ========== ========== ==========
Other revenues:
Direct other revenues............................. $      137 $       99 $       63
Reinsurance assumed...............................         --         --         --
Reinsurance ceded.................................        190        215        239
                                                   ---------- ---------- ----------
  Net other revenues.............................. $      327 $      314 $      302
                                                   ========== ========== ==========
Policyholder benefits and claims:
Direct policyholder benefits and claims........... $    1,805 $    1,363 $      944
Reinsurance assumed...............................         19         15         29
Reinsurance ceded.................................    (1,016)      (599)      (487)
                                                   ---------- ---------- ----------
  Net policyholder benefits and claims............ $      808 $      779 $      486
                                                   ========== ========== ==========
Interest credited to policyholder account
  balances:
Direct interest credited to policyholder account
  balances........................................ $      454 $      436 $      404
Reinsurance assumed...............................         71         68         64
Reinsurance ceded.................................      (104)       (80)       (55)
                                                   ---------- ---------- ----------
  Net interest credited to policyholder account
   balances....................................... $      421 $      424 $      413
                                                   ========== ========== ==========
Other expenses:
Direct other expenses............................. $    1,671 $    1,402 $      893
Reinsurance assumed...............................         33         48         93
Reinsurance ceded.................................         99        145         93
                                                   ---------- ---------- ----------
  Net other expenses.............................. $    1,803 $    1,595 $    1,079
                                                   ========== ========== ==========

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)


  The amounts in the consolidated balance sheets include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows at:

                                                                              December 31,
                                                   -------------------------------------------------------------------
                                                                 2012                              2011
                                                   --------------------------------- ---------------------------------
                                                                             Total                             Total
                                                                            Balance                           Balance
                                                   Direct  Assumed  Ceded    Sheet   Direct  Assumed  Ceded    Sheet
                                                   ------- ------- -------- -------- ------- ------- -------- --------

                                                                              (In millions)

Assets:
Premiums, reinsurance and other receivables....... $   338 $    35 $ 14,373 $ 14,746 $   374 $    34 $ 12,271 $ 12,679
Deferred policy acquisition costs.................   3,468     121    (644)    2,945   3,359     135    (586)    2,908
                                                   ------- ------- -------- -------- ------- ------- -------- --------
 Total assets..................................... $ 3,806 $   156 $ 13,729 $ 17,691 $ 3,733 $   169 $ 11,685 $ 15,587
                                                   ======= ======= ======== ======== ======= ======= ======== ========
Liabilities:
Other policy-related balances..................... $   164 $ 1,588 $    855 $  2,607 $   181 $ 1,510 $    758 $  2,449
Other liabilities.................................     282      10    5,097    5,389     211      10    4,093    4,314
                                                   ------- ------- -------- -------- ------- ------- -------- --------
 Total liabilities................................ $   446 $ 1,598 $  5,952 $  7,996 $   392 $ 1,520 $  4,851 $  6,763
                                                   ======= ======= ======== ======== ======= ======= ======== ========

  Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on reinsurance were $4.2 billion at both December 31, 2012 and 2011. There were no deposit liabilities on reinsurance at both December 31, 2012 and 2011.

 Related Party Reinsurance Transactions

  The Company has reinsurance agreements with certain MetLife subsidiaries, including Metropolitan Life Insurance Company ("MLIC"), Exeter Reassurance Company, Ltd. ("Exeter"), General American Life Insurance Company, MICC, MetLife Reinsurance Company of Vermont and MetLife Reinsurance Company of Delaware ("MRD"), all of which are related parties.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)


  Information regarding the significant effects of affiliated reinsurance included in the consolidated statements of operations was as follows:

                                                     Years Ended December 31,
                                                   ----------------------------
                                                     2012      2011      2010
                                                   --------  --------  --------
                                                           (In millions)
Premiums:
Reinsurance assumed............................... $     11  $      7  $     13
Reinsurance ceded.................................     (477)     (284)     (190)
                                                   --------  --------  --------
  Net premiums.................................... $   (466) $   (277) $   (177)
                                                   ========  ========  ========
Universal life and investment-type product policy
  fees:
Reinsurance assumed............................... $     83  $     90  $    120
Reinsurance ceded.................................     (555)     (416)     (279)
                                                   --------  --------  --------
  Net universal life and investment-type product
   policy fees.................................... $   (472) $   (326) $   (159)
                                                   ========  ========  ========
Other revenues:
Reinsurance assumed............................... $     --  $     --  $     --
Reinsurance ceded.................................      190       215       239
                                                   --------  --------  --------
  Net other revenues.............................. $    190  $    215  $    239
                                                   ========  ========  ========
Policyholder benefits and claims:
Reinsurance assumed............................... $     19  $     15  $     29
Reinsurance ceded.................................     (833)     (497)     (323)
                                                   --------  --------  --------
  Net policyholder benefits and claims............ $   (814) $   (482) $   (294)
                                                   ========  ========  ========
Interest credited to policyholder account
  balances:
Reinsurance assumed............................... $     71  $     68  $     64
Reinsurance ceded.................................     (104)      (80)      (55)
                                                   --------  --------  --------
  Net interest credited to policyholder account
   balances....................................... $    (33) $    (12) $      9
                                                   ========  ========  ========
Other expenses:
Reinsurance assumed............................... $     33  $     48  $     93
Reinsurance ceded.................................       98       144        93
                                                   --------  --------  --------
  Net other expenses.............................. $    131  $    192  $    186
                                                   ========  ========  ========

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)


  Information regarding the significant effects of affiliated reinsurance included in the consolidated balance sheets was as follows at:

                                                                 December 31,
                                                   ----------------------------------------
                                                           2012                 2011
                                                   -------------------  -------------------
                                                    Assumed    Ceded     Assumed    Ceded
                                                   --------- ---------  --------- ---------
                                                                 (In millions)
Assets:
Premiums, reinsurance and other receivables....... $      35 $  13,801  $      34 $  11,810
Deferred policy acquisition costs.................       121      (642)       134      (585)
                                                   --------- ---------  --------- ---------
  Total assets.................................... $     156 $  13,159  $     168 $  11,225
                                                   ========= =========  ========= =========
Liabilities:
Other policy-related balances..................... $   1,588 $     855  $   1,510 $     758
Other liabilities.................................        10     4,910         10     3,913
                                                   --------- ---------  --------- ---------
  Total liabilities............................... $   1,598 $   5,765  $   1,520 $   4,671
                                                   ========= =========  ========= =========

  Effective October 1, 2012, the Company entered into a reinsurance agreement to cede two blocks of business to MRD, on a 90% coinsurance with funds withheld basis. This agreement covers certain term and certain universal life policies issued in 2012 by the Company. This agreement transfers risk to MRD and, therefore, is accounted for as reinsurance. As a result of the agreement, affiliated reinsurance recoverables, included in premiums, reinsurance and other receivables, were $407 million, and the funds withheld liability and other reinsurance payables, included in other liabilities, were $438 million at December 31, 2012. Certain contractual features of this agreement qualify as embedded derivatives, which are separately accounted for at fair value on the Company's consolidated balance sheet. The embedded derivative related to the funds withheld associated with this reinsurance agreement is included within other liabilities and increased the funds withheld balance by $6 million at December 31, 2012. For the year ended December 31, 2012, the Company's consolidated statement of operations reflected a loss for this agreement of $37 million, which included a decrease in net derivative gains (losses) of $6 million related to the embedded derivative.

  The Company ceded risks to affiliates related to guaranteed minimum benefit guarantees written directly by the Company. These ceded reinsurance agreements contain embedded derivatives and changes in their fair value are included within net derivative gains (losses). The embedded derivatives associated with the cessions are included within premiums, reinsurance and other receivables and were assets of $3.9 billion and $3.0 billion at December 31, 2012 and 2011, respectively. Net derivative gains (losses) associated with the embedded derivatives were $439 million, $1.7 billion, and ($7) million for the years ended December 31, 2012, 2011 and 2010, respectively.

  The Company ceded two blocks of business to an affiliate on a 90% coinsurance with funds withheld basis. Certain contractual features of this agreement qualify as embedded derivatives, which are separately accounted for at estimated fair value on the Company's consolidated balance sheets. The embedded derivative related to the funds withheld associated with this reinsurance agreement is included within other liabilities and increased the funds withheld balance by $546 million and $416 million at December 31, 2012 and 2011, respectively. Net derivative gains (losses) associated with the embedded derivatives were ($130) million, ($411) million and ($17) million for the years ended December 31, 2012, 2011 and 2010, respectively.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)


  The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $6.1 billion and $4.6 billion of unsecured affiliated reinsurance recoverable balances at December 31, 2012 and 2011, respectively.

  Affiliated reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on affiliated reinsurance were $4.0 billion and $4.1 billion, at December 31, 2012 and 2011, respectively. There were no deposit liabilities on affiliated reinsurance at both December 31, 2012 and 2011.

5. Investments

  See Note 7 for information about the fair value hierarchy for investments and the related valuation methodologies.

Investment Risks and Uncertainties

  Investments are exposed to the following primary sources of risk: credit, interest rate, liquidity, market valuation, currency and real estate risk. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments and the potential consolidation of VIEs. The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented within the consolidated financial statements.

  The determination of valuation allowances and impairments is highly subjective and is based upon periodic evaluations and assessments of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

  The recognition of income on certain investments (e.g. structured securities, including mortgage-backed securities, asset-backed securities ("ABS") and certain structured investment transactions) is dependent upon certain factors such as prepayments and defaults, and changes in such factors could result in changes in amounts to be earned.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)


Fixed Maturity and Equity Securities AFS

 Fixed Maturity and Equity Securities AFS by Sector

  The following table presents the fixed maturity and equity securities AFS by sector. The unrealized loss amounts presented below include the noncredit loss component of OTTI losses. Redeemable preferred stock is reported within U.S. corporate and foreign corporate fixed maturity securities and non-redeemable preferred stock is reported within equity securities. Included within fixed maturity securities are structured securities including residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS") and ABS.

                                                December 31, 2012                              December 31, 2011
                                   --------------------------------------------  ---------------------------------------------
                                                 Gross Unrealized                              Gross Unrealized
                                    Cost or  ------------------------  Estimated  Cost or  ------------------------- Estimated
                                   Amortized         Temporary  OTTI     Fair    Amortized         Temporary  OTTI     Fair
                                     Cost     Gains   Losses   Losses    Value     Cost     Gains   Losses    Losses   Value
                                   --------- ------- --------- ------  --------- --------- ------- --------- ------- ---------
                                                                         (In millions)
Fixed Maturity Securities:
U.S. corporate....................  $ 4,130  $   585  $    7   $  --   $  4,708   $ 3,545  $   445  $   24    $  --  $  3,966
Foreign corporate.................    1,747      188       5      --      1,930     1,634      152      14       --     1,772
RMBS..............................    1,362      114       6       4      1,466     1,268       82      31        6     1,313
U.S. Treasury and agency..........    1,004      287      --      --      1,291     1,247      280      --       --     1,527
State and political subdivision...      766      160       2      --        924       675      110       4       --       781
CMBS..............................      494       34       1      --        527       539       30       2       --       567
ABS...............................      348       15       3      --        360       359       13       7       --       365
Foreign government................      136       45      --      --        181       138       29       1       --       166
                                    -------  -------  ------   -----   --------   -------  -------  ------    -----  --------
  Total fixed maturity securities.  $ 9,987  $ 1,428  $   24   $   4   $ 11,387   $ 9,405  $ 1,141  $   83    $   6  $ 10,457
                                    =======  =======  ======   =====   ========   =======  =======  ======    =====  ========
Equity Securities:
Non-redeemable preferred..........  $    22  $     1  $   --   $  --   $     23   $     1  $    --  $   --    $  --  $      1
Common............................       11       --      --      --         11         1       --      --       --         1
                                    -------  -------  ------   -----   --------   -------  -------  ------    -----  --------
  Total equity securities.........  $    33  $     1  $   --   $  --   $     34   $     2  $    --  $   --    $  --  $      2
                                    =======  =======  ======   =====   ========   =======  =======  ======    =====  ========

  The Company held non-income producing fixed maturity securities with an estimated fair value of less than $1 million at December 31, 2012. There were no non-income producing fixed maturity securities held at December 31, 2011.

  Methodology for Amortization of Discount or Premium on Structured Securities

  Amortization of the discount or premium on structured securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and ABS are estimated using inputs obtained from third-party specialists and based on management's knowledge of the current market. For credit-sensitive mortgage-backed and ABS and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and ABS, the effective yield is recalculated on a retrospective basis.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)


 Maturities of Fixed Maturity Securities

  The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date, were as follows at:

                                                                   December 31,
                                                   ---------------------------------------------
                                                            2012                   2011
                                                   ---------------------- ----------------------
                                                               Estimated              Estimated
                                                   Amortized     Fair     Amortized     Fair
                                                     Cost        Value      Cost        Value
                                                   ---------- ----------- ---------- -----------
                                                                   (In millions)
Due in one year or less........................... $      234 $       239 $      161 $       162
Due after one year through five years.............      1,417       1,531      1,470       1,545
Due after five years through ten years............      2,137       2,430      2,112       2,345
Due after ten years...............................      3,995       4,834      3,496       4,160
                                                   ---------- ----------- ---------- -----------
 Subtotal.........................................      7,783       9,034      7,239       8,212
Structured securities (RMBS, CMBS and ABS)........      2,204       2,353      2,166       2,245
                                                   ---------- ----------- ---------- -----------
 Total fixed maturity securities.................. $    9,987 $    11,387 $    9,405 $    10,457
                                                   ========== =========== ========== ===========

  Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been presented in the year of final contractual maturity. RMBS, CMBS and ABS are shown separately, as they are not due at a single maturity.

  Continuous Gross Unrealized Losses for Fixed Maturity and Equity Securities AFS by Sector

    The following table presents the estimated fair value and gross unrealized losses of fixed maturity and equity securities AFS in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position. The unrealized loss amounts include the noncredit component of OTTI loss.

                                                          December 31, 2012                         December 31, 2011
                                              ----------------------------------------- -----------------------------------------
                                                                   Equal to or Greater                       Equal to or Greater
                                              Less than 12 Months     than 12 Months    Less than 12 Months     than 12 Months
                                              -------------------- -------------------- -------------------- --------------------
                                              Estimated   Gross    Estimated   Gross    Estimated   Gross    Estimated   Gross
                                                Fair    Unrealized   Fair    Unrealized   Fair    Unrealized   Fair    Unrealized
                                                Value     Losses     Value     Losses     Value     Losses     Value     Losses
                                              --------- ---------- --------- ---------- --------- ---------- --------- ----------
                                                                  (In millions, except number of securities)
Fixed Maturity Securities:
U.S. corporate...............................  $  160     $   2     $   48     $    5    $  136     $    7    $   84     $   17
Foreign corporate............................      26         1         14          4       213          6        12          8
RMBS.........................................      19        --        105         10       214         18        92         19
U.S. Treasury and agency.....................      --        --         --         --       118         --        --         --
State and political subdivision..............      16         1          6          1        --         --        22          4
CMBS.........................................      28         1          9         --         9          1        15          1
ABS..........................................      14        --         26          3        95          1        26          6
Foreign government...........................      --        --         --         --        15          1        --         --
                                               ------     -----     ------     ------    ------     ------    ------     ------
 Total fixed maturity securities.............  $  263     $   5     $  208     $   23    $  800     $   34    $  251     $   55
                                               ======     =====     ======     ======    ======     ======    ======     ======
Equity Securities:
Non-redeemable preferred.....................  $   --     $  --     $    1     $   --    $    1     $   --    $   --     $   --
                                               ------     -----     ------     ------    ------     ------    ------     ------
 Total equity securities.....................  $   --     $  --     $    1     $   --    $    1     $   --    $   --     $   --
                                               ======     =====     ======     ======    ======     ======    ======     ======
Total number of securities in an unrealized
 loss position...............................      64                   72                  142                   91
                                               ======               ======               ======               ======

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)


 Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities

  Evaluation and Measurement Methodologies

    Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below cost or amortized cost;
  (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations;
  (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) with respect to fixed maturity securities, whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers; (vii) with respect to structured securities, changes in forecasted cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security; and (viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

  The methodology and significant inputs used to determine the amount of credit loss on fixed maturity securities are as follows:

 . The Company calculates the recovery value by performing a discounted cash flow analysis based on the present value of future cash flows. The discount rate is generally the effective interest rate of the security prior to impairment.

 . When determining collectability and the period over which value is expected to recover, the Company applies considerations utilized in its overall impairment evaluation process which incorporates information regarding the specific security, fundamentals of the industry and geographic area in which the security issuer operates, and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from management's best estimates of likely scenario-based outcomes after giving consideration to a variety of variables that include, but are not limited to: payment terms of the security; the likelihood that the issuer can service the interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

 . Additional considerations are made when assessing the unique features that apply to certain structured securities including, but not limited to: the quality of underlying collateral, expected prepayment speeds; current and forecasted loss severity, consideration of the payment terms of the underlying loans or assets backing a particular security, and the payment priority within the tranche structure of the security.

 . When determining the amount of the credit loss for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, the estimated fair value is considered the recovery value when available information does not indicate that another value is more appropriate.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

     When information is identified that indicates a recovery value other than estimated fair value, management considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process as described in (ii) above, as well as private and public sector programs to restructure such securities.

  With respect to securities that have attributes of debt and equity (perpetual hybrid securities), consideration is given in the OTTI analysis as to whether there has been any deterioration in the credit of the issuer and the likelihood of recovery in value of the securities that are in a severe and extended unrealized loss position. Consideration is also given as to whether any perpetual hybrid securities, with an unrealized loss, regardless of credit rating, have deferred any dividend payments. When an OTTI loss has occurred, the OTTI loss is the entire difference between the perpetual hybrid security's cost and its estimated fair value with a corresponding charge to earnings.

  The cost or amortized cost of fixed maturity and equity securities is adjusted for OTTI in the period in which the determination is made. The Company does not change the revised cost basis for subsequent recoveries in value.

  In periods subsequent to the recognition of OTTI on a fixed maturity security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted over the remaining term of the fixed maturity security in a prospective manner based on the amount and timing of estimated future cash flows.

Current Period Evaluation

  Based on the Company's current evaluation of its AFS securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company has concluded that these securities are not other-than-temporarily impaired at December 31, 2012. Future OTTI will depend primarily on economic fundamentals, issuer performance (including changes in the present value of future cash flows expected to be collected), changes in credit ratings, changes in collateral valuation, changes in interest rates and changes in credit spreads. If economic fundamentals or any of the above factors deteriorate, additional OTTI may be incurred in upcoming periods.

  Gross unrealized losses on fixed maturity securities in an unrealized loss position, decreased $61 million during the year ended December 31, 2012 from $89 million to $28 million. The decline in, or improvement in, gross unrealized losses for the year ended December 31, 2012, was primarily attributable to narrowing credit spreads and a decrease in interest rates.

  At December 31, 2012, $4 million of the total $28 million of gross unrealized losses were from four fixed maturity securities with an unrealized loss position of 20% or more of amortized cost for six months or greater.

Investment Grade Fixed Maturity Securities

  Of the $4 million of gross unrealized losses on fixed maturity securities with an unrealized loss of 20% or more of amortized cost for six months or greater, less than $1 million are related to investment grade fixed maturity securities. Unrealized losses on investment grade fixed maturity securities are principally related to widening credit spreads or rising interest rates since purchase.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)


Below Investment Grade Fixed Maturity Securities

  Of the $4 million of gross unrealized losses on fixed maturity securities with an unrealized loss of 20% or more of amortized cost for six months or greater, $4 million, or 98%, are related to gross unrealized losses on three below investment grade fixed maturity securities. Unrealized losses on below investment grade fixed maturity securities are principally related to foreign corporate securities (primarily financial services industry securities) and are the result of significantly wider credit spreads resulting from higher risk premiums since purchase, largely due to economic and market uncertainties including concerns over the financial services industry sector and unemployment levels. Management evaluates these foreign corporate securities based on factors such as expected cash flows and the financial condition and near-term and long-term prospects of the issuer.

Mortgage Loans

 Mortgage Loans by Portfolio Segment

  Mortgage loans are summarized as follows at:

                                                  December 31,
                                   ------------------------------------------
                                           2012                  2011
                                   --------------------  --------------------
                                     Carrying     % of     Carrying     % of
                                       Value      Total      Value      Total
                                   ------------- ------  ------------- ------
                                   (In millions)         (In millions)
 Mortgage loans:
  Commercial......................  $    1,478     88.1%  $    1,314     87.1%
  Agricultural....................         208     12.4          205     13.6
                                    ----------   ------   ----------   ------
    Subtotal (1)..................       1,686    100.5        1,519    100.7
  Valuation allowances............          (8)    (0.5)         (11)    (0.7)
                                    ----------   ------   ----------   ------
      Total mortgage loans, net...  $    1,678    100.0%  $    1,508    100.0%
                                    ==========   ======   ==========   ======

--------

(1)Purchases of mortgage loans were $20 million for the year ended December 31, 2012. The Company did not purchase any mortgage loans during the year ended December 31, 2011.

  See "-- Related Party Investment Transactions" for discussion of affiliated mortgage loans included in the table above.

 Mortgage Loans and Valuation Allowance by Portfolio Segment

  All commercial and agricultural mortgage loans held at both December 31, 2012 and 2011 were evaluated collectively for credit losses. The valuation allowance for commercial mortgage loans were $7 million and $10 million at December 31, 2012 and 2011, respectively. The valuation allowance for agricultural mortgage loans was $1 million at both December 31, 2012 and 2011.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)


 Valuation Allowance Rollforward by Portfolio Segment

  The changes in the valuation allowance, by portfolio segment, were as follows:

                                                   Commercial Agricultural   Total
                                                   ---------- ------------ --------
                                                             (In millions)
Balance at January 1, 2010........................  $      3    $     --   $      3
Provision (release)...............................         9          --          9
Charge-offs, net of recoveries....................        --          --         --
                                                    --------    --------   --------
Balance at December 31, 2010......................        12          --         12
Provision (release)...............................        (2)          1         (1)
Charge-offs, net of recoveries....................        --          --         --
                                                    --------    --------   --------
Balance at December 31, 2011......................        10           1         11
Provision (release)...............................        (3)         --         (3)
Charge-offs, net of recoveries....................        --          --         --
                                                    --------    --------   --------
Balance at December 31, 2012......................  $      7    $      1   $      8
                                                    ========    ========   ========

 Valuation Allowance Methodology

    Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the loan agreement. Specific valuation allowances are established using the same methodology for both portfolio segments as the excess carrying value of a loan over either (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price. A common evaluation framework is used for establishing non-specific valuation allowances for both loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. These evaluations are revised as conditions change and new information becomes available.

 Commercial and Agricultural Mortgage Loan Portfolio Segments

    The Company typically uses several years of historical experience in establishing non-specific valuation allowances which captures multiple economic cycles. For evaluations of commercial loans, in addition to historical experience, management considers factors that include the impact of a rapid change to the economy, which may not be reflected in the loan portfolio, and recent loss and recovery trend experience as compared to historical loss and recovery experience. For evaluations of agricultural loans, in addition to historical experience, management considers factors that include increased stress in certain sectors, which may be evidenced by higher delinquency rates, or a change in the number of higher risk loans. On a quarterly basis, management incorporates the impact of these current market events and conditions on historical experience in determining the non-specific valuation allowance established for each portfolio segment.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)


    All commercial loans are reviewed on an ongoing basis which may include an analysis of the property financial statements and rent roll, lease rollover analysis, property inspections, market analysis, estimated valuations of the underlying collateral, loan-to-value ratios, debt service coverage ratios, and tenant creditworthiness. All agricultural loans are monitored on an ongoing basis. The monitoring process focuses on higher risk loans, which include those that are classified as restructured, potentially delinquent, delinquent or in foreclosure, as well as loans with higher loan-to-value ratios and lower debt service coverage ratios. The monitoring process for agricultural loans is generally similar to the commercial loan monitoring process, with a focus on higher risk loans, including reviews on a geographic and property-type basis. Higher risk loans are reviewed individually on an ongoing basis for potential credit loss and specific valuation allowances are established using the methodology described above for both loan portfolio segments. Quarterly, the remaining loans are reviewed on a pool basis by aggregating groups of loans that have similar risk characteristics for potential credit loss, and non-specific valuation allowances are established as described above using inputs that are unique to each segment of the loan portfolio.

    For commercial loans, the primary credit quality indicator is the debt service coverage ratio, which compares a property's net operating income to amounts needed to service the principal and interest due under the loan. Generally, the lower the debt service coverage ratio, the higher the risk of experiencing a credit loss. The Company also reviews the loan-to-value ratio of its commercial loan portfolio. Loan-to-value ratios compare the unpaid principal balance of the loan to the estimated fair value of the underlying collateral. Generally, the higher the loan-to-value ratio, the higher the risk of experiencing a credit loss. The debt service coverage ratio and loan-to-value ratio, as well as the values utilized in calculating these ratios, are updated annually, on a rolling basis, with a portion of the loan portfolio updated each quarter.

    For agricultural loans, the Company's primary credit quality indicator is the loan-to-value ratio. The values utilized in calculating this ratio are developed in connection with the ongoing review of the agricultural loan portfolio and are routinely updated. Additionally, the Company focuses the monitoring process on higher risk loans, including reviews on a geographic and property-type basis.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)


Credit Quality of Commercial Mortgage Loans

  Information about the credit quality of commercial mortgage loans is presented below at:

                                      Recorded Investment
                       -------------------------------------------------
                        Debt Service Coverage Ratios
                       -------------------------------            % of      Estimated     % of
                        > 1.20x  1.00x - 1.20x < 1.00x  Total     Total    Fair Value     Total
                       --------- ------------- ------- -------- --------  ------------- --------
                                     (In millions)                        (In millions)
December 31, 2012:
Loan-to-value ratios:
Less than 65%......... $   1,317    $   16     $   14  $  1,347     91.1%   $   1,494       91.5%
65% to 75%............        75        --         20        95      6.4          100        6.1
76% to 80%............        --         5         17        22      1.5           24        1.5
Greater than 80%......        --        14         --        14      1.0           14        0.9
                       ---------    ------     ------  -------- --------    ---------   --------
 Total................ $   1,392    $   35     $   51  $  1,478    100.0%   $   1,632      100.0%
                       =========    ======     ======  ======== ========    =========   ========

December 31, 2011:
Loan-to-value ratios:
Less than 65%......... $   1,062    $   15     $   45  $  1,122     85.4%   $   1,201       85.9%
65% to 75%............       159         8         --       167     12.7          173       12.4
76% to 80%............         2        --         --         2      0.2            2        0.1
Greater than 80%......        13         8          2        23      1.7           22        1.6
                       ---------    ------     ------  -------- --------    ---------   --------
 Total................ $   1,236    $   31     $   47  $  1,314    100.0%   $   1,398      100.0%
                       =========    ======     ======  ======== ========    =========   ========

 Credit Quality of Agricultural Mortgage Loans

  All of the agricultural mortgage loans held at both December 31, 2012 and 2011 had loan-to-value ratios less than 65%.

 Past Due and Interest Accrual Status of Mortgage Loans

  The Company has a high quality, well performing mortgage loan portfolio, with all mortgage loans classified as performing at both December 31, 2012 and 2011. The Company defines delinquent mortgage loans consistent with industry practice, when interest and principal payments are past due as follows: commercial mortgage loans -- 60 days and agricultural mortgage loans -- 90 days. The Company had no mortgage loans past due and no loans in non-accrual status at both December 31, 2012 and December 31, 2011.

  Impaired Mortgage Loans

  The Company had no impaired mortgage loans at December 31, 2012. The Company had one impaired commercial mortgage loan, which was modified in a troubled debt restructuring, with an unpaid principal balance, recorded investment and carrying value of $2 million at December 31, 2011. The average investment on impaired mortgage loans was $1 million for the years ended December 31, 2012 and 2011. The Company did not recognize interest income on impaired mortgage loans during the years ended December 31, 2012, 2011 and 2010.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)


  Mortgage Loans Modified in a Troubled Debt Restructuring

  For a small portion of the mortgage loan portfolio, classified as troubled debt restructurings, concessions are granted related to borrowers experiencing financial difficulties. Generally, the types of concessions include: reduction of the contractual interest rate, extension of the maturity date at an interest rate lower than current market interest rates, and/or a reduction of accrued interest. The amount, timing and extent of the concession granted is considered in determining any impairment or changes in the specific valuation allowance recorded with the restructuring. Through the continuous monitoring process, a specific valuation allowance may have been recorded prior to the quarter when the mortgage loan is modified in a troubled debt restructuring. Accordingly, the carrying value (after specific valuation allowance) before and after modification through a troubled debt restructuring may not change significantly, or may increase if the expected recovery is higher than the pre-modification recovery assessment.

  There were no mortgage loans modified in a troubled debt restructuring during the year ended December 31, 2012. The Company had one commercial mortgage loan modified during the year ended December 31, 2011 in a troubled debt restructuring with a pre-modification and post-modification carrying value of $2 million. There were no agricultural mortgage loans modified as a troubled debt restructuring during the year ended December 31, 2011.

  There were no mortgage loans modified in a troubled debt restructuring with a subsequent payment default at December 31, 2012 and 2011. Payment default is determined in the same manner as delinquency status -- when interest and principal payments are past due.

Other Invested Assets

  Other invested assets is comprised primarily of freestanding derivatives with positive estimated fair values (see Note 6), loans to affiliates (see "-- Related Party Investment Transactions) and leveraged leases.

 Leveraged Leases

  Investment in leveraged leases, included in other invested assets, consisted of the following:

                                                                                December 31,
                                                                            ----------------
                                                                              2012     2011
                                                                            -------  -------
                                                                              (In millions)
Rental receivables, net.................................................... $    92  $    92
Estimated residual values..................................................      14       14
                                                                            -------  -------
  Subtotal.................................................................     106      106
Unearned income............................................................     (37)     (42)
                                                                            -------  -------
  Investment in leveraged leases........................................... $    69  $    64
                                                                            =======  =======

  Rental receivables are generally due in periodic installments. The payment periods range from three to 20 years. For rental receivables, the primary credit quality indicator is whether the rental receivable is performing or non-performing, which is assessed monthly. The Company generally defines non-performing rental receivables as those that are 90 days or more past due. At December 31, 2012 and 2011, all rental receivables were performing.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)


  The deferred income tax liability related to leveraged leases was $53 million and $35 million at December 31, 2012 and 2011, respectively.

  The components of income from investment in leveraged leases, excluding net investment gains (losses) were as follows:

                                                                          Years Ended December 31,
                                                                        ----------------------------
                                                                          2012      2011      2010
                                                                        --------  --------  --------
                                                                               (In millions)
Income from investment in leveraged leases............................. $      5  $      8  $     --
Less: Income tax expense on leveraged leases...........................       (2)       (3)       --
                                                                        --------  --------  --------
Investment income after income tax from investment in leveraged leases. $      3  $      5  $     --
                                                                        ========  ========  ========

Cash Equivalents

  The carrying value of cash equivalents, which includes securities and other investments with an original or remaining maturity of three months or less at the time of purchase, was $23 million and $44 million at December 31, 2012 and 2011, respectively.

Net Unrealized Investment Gains (Losses)

  The components of net unrealized investment gains (losses), included in AOCI, were as follows:

                                                                              Years Ended December 31,
                                                                           -----------------------------
                                                                              2012       2011      2010
                                                                           ---------  ---------  -------
                                                                                   (In millions)
Fixed maturity securities................................................. $   1,402  $   1,057  $   331
Fixed maturity securities with noncredit OTTI losses in accumulated other
  comprehensive income (loss).............................................        (4)        (6)      (6)
                                                                           ---------  ---------  -------
   Total fixed maturity securities........................................     1,398      1,051      325
Derivatives...............................................................       142        126      (73)
Short-term investments....................................................        (1)        (1)      --
Other.....................................................................        (3)        --       --
                                                                           ---------  ---------  -------
   Subtotal...............................................................     1,536      1,176      252
                                                                           ---------  ---------  -------
Amounts allocated from:
 Insurance liability loss recognition.....................................       (79)       (61)     (34)
 DAC related to noncredit OTTI losses recognized in accumulated other
   comprehensive income (loss)............................................        --         --        1
 DAC......................................................................       (43)       (48)     (48)
                                                                           ---------  ---------  -------
   Subtotal...............................................................      (122)      (109)     (81)
Deferred income tax benefit (expense) related to noncredit OTTI losses
  recognized in accumulated other comprehensive income (loss).............         1          2        2
Deferred income tax benefit (expense).....................................      (496)      (376)     (63)
                                                                           ---------  ---------  -------
Net unrealized investment gains (losses).................................. $     919  $     693  $   110
                                                                           =========  =========  =======

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)


  The changes in fixed maturity securities with noncredit OTTI losses included in AOCI were as follows:

                                                                           Years Ended December 31,
                                                                           -----------------------
                                                                              2012         2011
                                                                            ---------   ---------
                                                                               (In millions)
Balance, January 1,....................................................... $      (6)   $      (6)
Noncredit OTTI losses recognized (1)......................................        (2)           2
Securities sold with previous noncredit OTTI loss.........................         2            2
Subsequent changes in estimated fair value................................         2           (4)
                                                                            ---------   ---------
Balance, December 31,..................................................... $      (4)   $      (6)
                                                                            =========   =========

--------

(1)Noncredit OTTI losses recognized, net of DAC, were ($2) million and $1 million for the years ended December 31, 2012 and 2011, respectively.

  The changes in net unrealized investment gains (losses) were as follows:

                                                                         Years Ended December 31,
                                                                        -------------------------
                                                                          2012     2011     2010
                                                                        -------  -------  -------
                                                                              (In millions)
Balance, beginning of period........................................... $   693  $   110  $   (35)
Fixed maturity securities on which noncredit OTTI losses have been
  recognized...........................................................       2       --       (2)
Unrealized investment gains (losses) during the year...................     358      924      301
Unrealized investment gains (losses) relating to:
 Insurance liability gain (loss) recognition...........................     (18)     (27)     (34)
 DAC related to noncredit OTTI losses recognized in accumulated other
   comprehensive income (loss).........................................      --       (1)       1
 DAC...................................................................       5       --      (42)
Deferred income tax benefit (expense) related to noncredit OTTI losses
  recognized in accumulated other comprehensive income (loss)..........      (1)      --       --
Deferred income tax benefit (expense)..................................    (120)    (313)     (79)
                                                                        -------  -------  -------
Balance, end of period................................................. $   919  $   693  $   110
                                                                        =======  =======  =======
Change in net unrealized investment gains (losses)..................... $   226  $   583  $   145
                                                                        =======  =======  =======

Concentrations of Credit Risk

  There were no investments in any counterparty that were greater than 10% of the Company's stockholder's equity, other than the U.S. government and its agencies, at both December 31, 2012 and 2011.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)


Securities Lending

  As described in Note 1, the Company participates in a securities lending program. Elements of the securities lending program are presented below at:

                                                                              December 31,
                                                                           -------------------
                                                                             2012      2011
                                                                           --------- ---------
                                                                              (In millions)
Securities on loan: (1)
  Amortized cost.......................................................... $   1,212 $   1,153
  Estimated fair value.................................................... $   1,534 $   1,437
Cash collateral on deposit from counterparties (2)........................ $   1,574 $   1,429
Security collateral on deposit from counterparties (3).................... $      11 $      37
Reinvestment portfolio -- estimated fair value............................ $   1,591 $   1,414

--------

(1)Included within fixed maturity securities.

(2)Included within payables for collateral under securities loaned and other transactions.

(3)Security collateral on deposit from counterparties may not be sold or repledged, unless the counterparty is in default, and is not reflected in the consolidated financial statements.

Invested Assets on Deposit and Pledged as Collateral

  Invested assets on deposit and pledged as collateral are presented below at estimated fair value for cash and cash equivalents, short-term investments and fixed maturity securities.

                                                         December 31,
                                                       ----------------
                                                         2012    2011
                                                       -------- -------
                                                        (In millions)
         Invested assets on deposit (regulatory
           deposits).................................. $      6 $     7
         Invested assets pledged as collateral (1)....      698       6
                                                       -------- -------
           Total invested assets on deposit and
            pledged as collateral..................... $    704 $    13
                                                       ======== =======

--------

(1)The Company has pledged fixed maturity securities and cash and cash equivalents in connection with funding agreements (see Note 2) and derivative transactions (see Note 6).

Purchased Credit Impaired Investments

  Investments acquired with evidence of credit quality deterioration since origination and for which it is probable at the acquisition date that the Company will be unable to collect all contractually required payments are classified as purchased credit impaired ("PCI") investments. For each investment, the excess of the cash flows expected to be collected as of the acquisition date over its acquisition-date fair value is referred to as the accretable yield and is recognized as net investment income on an effective yield basis. If subsequently, based on current information and events, it is probable that there is a significant increase in cash flows previously expected to be collected or if actual cash flows are significantly greater than cash flows previously expected to be

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

collected, the accretable yield is adjusted prospectively. The excess of the contractually required payments (including interest) as of the acquisition date over the cash flows expected to be collected as of the acquisition date is referred to as the nonaccretable difference, and this amount is not expected to be realized as net investment income. Decreases in cash flows expected to be collected can result in OTTI.

  The Company's PCI fixed maturity securities were as follows at:

                                                           December 31,
                                                           -------------
                                                            2012   2011
                                                           ------ ------
                                                           (In millions)
        Outstanding principal and interest balance (1).... $  341 $  315
        Carrying value (2)................................ $  277 $  229

--------

(1)Represents the contractually required payments, which is the sum of contractual principal, whether or not currently due, and accrued interest.

(2)Estimated fair value plus accrued interest.

  The following table presents information about PCI fixed maturity securities acquired during the periods indicated:

                                                    Years Ended December 31,
                                                    ------------------------
                                                       2012         2011
                                                     ----------  ----------
                                                        (In millions)
      Contractually required payments (including
        interest).................................. $      152   $      482
      Cash flows expected to be collected (1)...... $       71   $      421
      Fair value of investments acquired........... $       44   $      238

--------

(1)Represents undiscounted principal and interest cash flow expectations, at the date of acquisition.

  The following table presents activity for the accretable yield on PCI fixed maturity securities for:

                                                     Years Ended December 31,
                                                     -----------------------
                                                       2012         2011
                                                      --------     --------
                                                        (In millions)
       Accretable yield, January 1,................. $    187     $      5
       Investments purchased........................       27          183
       Accretion recognized in earnings.............      (11)          (7)
       Reclassification (to) from nonaccretable
         difference.................................      (14)           6
                                                      --------     --------
       Accretable yield, December 31,............... $    189     $    187
                                                      ========     ========

Collectively Significant Equity Method Investments

  The Company holds investments in real estate joint ventures, real estate funds and other limited partnership interests consisting of leveraged buy-out funds, hedge funds, private equity funds, joint ventures and other funds.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

The portion of these investments accounted for under the equity method had a carrying value of $723 million at December 31, 2012. The Company's maximum exposure to loss related to these equity method investments is limited to the carrying value of these investments plus unfunded commitments of $432 million at December 31, 2012. Except for certain real estate joint ventures, the Company's investments in real estate funds and other limited partnership interests are generally of a passive nature in that the Company does not participate in the management of the entities.

  As described in Note 1, the Company generally records its share of earnings in its equity method investments using a three-month lag methodology and within net investment income. Aggregate net investment income from these equity method investments exceeded 10% of the Company's consolidated pre-tax income (loss) for one of the three most recent annual periods: 2010. The Company is providing the following aggregated summarized financial data for such equity method investments, for the most recent annual periods, in order to provide comparative information. This aggregated summarized financial data does not represent the Company's proportionate share of the assets, liabilities, or earnings of such entities.

  The aggregated summarized financial data presented below reflects the latest available financial information and is as of, and for the years ended
December 31, 2012, 2011 and 2010. Aggregate total assets of these entities totaled $148.5 billion and $134.4 billion at December 31, 2012 and 2011, respectively. Aggregate total liabilities of these entities totaled $4.9 billion and $7.3 billion at December 31, 2012 and 2011, respectively. Aggregate net income (loss) of these entities totaled $11.8 billion, $5.0 billion and $11.0 billion for the years ended December 31, 2012, 2011 and 2010, respectively. Aggregate net income (loss) from the underlying entities in which the Company invests is primarily comprised of investment income, including recurring investment income and realized and unrealized investment gains (losses).

Variable Interest Entities

  The Company has invested in certain structured transactions that are VIEs. If the Company holds both the power to direct the most significant activities of the entity, as well as an economic interest in the entity it would be the primary beneficiary and consolidator of the entity.

  The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity. The Company generally uses a qualitative approach to determine whether it is the primary beneficiary. However, for VIEs that are investment companies or apply measurement principles consistent with those utilized by investment companies, the primary beneficiary is based on a risks and rewards model and is defined as the entity that will absorb a majority of a VIE's expected losses, receive a majority of a VIE's expected residual returns if no single entity absorbs a majority of expected losses, or both. The Company reassesses its involvement with VIEs on a quarterly basis. The use of different methodologies, assumptions and inputs in the determination of the primary beneficiary could have a material effect on the amounts presented within the consolidated financial statements.

 Consolidated VIEs

  There were no VIEs for which the Company has concluded that it is the primary beneficiary and which are consolidated at December 31, 2012 and 2011.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)


 Unconsolidated VIEs

  The carrying amount and maximum exposure to loss relating to VIEs in which the Company holds a significant variable interest but is not the primary beneficiary and which have not been consolidated were as follows at:

                                                                       December 31,
                                                        -------------------------------------------
                                                                2012                  2011
                                                        --------------------- ---------------------
                                                                    Maximum               Maximum
                                                        Carrying   Exposure   Carrying   Exposure
                                                         Amount   to Loss (1)  Amount   to Loss (1)
                                                        --------- ----------- --------- -----------
                                                                       (In millions)
Fixed maturity securities AFS:
  Structured securities (RMBS, CMBS and ABS) (2)....... $   2,353  $   2,353  $   2,245  $   2,245
  U.S. and foreign corporate...........................       149        149        109        109
Other limited partnership interests....................       516        780        446        761
                                                        ---------  ---------  ---------  ---------
  Total................................................ $   3,018  $   3,282  $   2,800  $   3,115
                                                        =========  =========  =========  =========

--------

(1)The maximum exposure to loss relating to fixed maturity securities is equal to their carrying amounts or the carrying amounts of retained interests. The maximum exposure to loss relating to other limited partnership interests is equal to the carrying amounts plus any unfunded commitments of the Company. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

(2)For these variable interests, the Company's involvement is limited to that of a passive investor.

  As described in Note 12, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs during the years ended December 31, 2012, 2011 and 2010.

Net Investment Income

  The components of net investment income were as follows:

                                                  Years Ended December 31,
                                                 --------------------------
                                                   2012     2011     2010
                                                 -------- -------- --------
                                                        (In millions)
   Investment income:
   Fixed maturity securities....................  $   525  $   468  $   430
   Mortgage loans...............................       87       76       53
   Policy loans.................................        5        4        4
   Real estate and real estate joint ventures...        1       --       (2)
   Other limited partnership interests..........       54       42       52
   Cash, cash equivalents and short-term
     investments................................        1       --       (2)
   Other........................................        7        9       --
                                                 -------- -------- --------
     Subtotal...................................      680      599      535
   Less: Investment expenses....................       19       13       15
                                                 -------- -------- --------
     Net investment income......................  $   661  $   586  $   520
                                                 ======== ======== ========

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)


  See "-- Related Party Investment Transactions" for discussion of affiliated net investment income and investment expenses.

Net Investment Gains (Losses)

 Components of Net Investment Gains (Losses)

  The components of net investment gains (losses) were as follows:

                                                                     Years Ended December 31,
                                                                    -------------------------
                                                                        2012     2011     2010
                                                                    -------- -------- --------
                                                                          (In millions)
Total gains (losses) on fixed maturity securities:
  Total OTTI losses recognized -- by sector and industry:
   U.S. and foreign corporate securities -- by industry:
     Finance.......................................................  $   (1)  $   --   $   --
     Utility.......................................................      --       --       (1)
                                                                     ------   ------   ------
       Total U.S. and foreign corporate securities.................      (1)      --       (1)
   RMBS............................................................      (1)      (2)      (2)
   CMBS............................................................      --       --       (1)
                                                                     ------   ------   ------

   OTTI losses on fixed maturity securities recognized in earnings.      (2)      (2)      (4)
  Fixed maturity securities -- net gains (losses) on sales
   and disposals...................................................      23       (5)      30
                                                                     ------   ------   ------
   Total gains (losses) on fixed maturity securities...............      21       (7)      26
                                                                     ------   ------   ------
Other net investment gains (losses):
  Equity securities................................................      --       (1)      --
  Mortgage loans...................................................       3        2       (9)
  Real estate and real estate joint ventures.......................      --       --       (1)
  Other limited partnership interests..............................       1       (1)      (1)
                                                                     ------   ------   ------
   Total net investment gains (losses).............................  $   25   $   (7)  $   15
                                                                     ======   ======   ======

  See "-- Related Party Investment Transactions" for discussion of affiliated net investment gains (losses) related to transfers of invested assets to affiliates.

  Gains (losses) from foreign currency transactions included within net investment gains (losses) were less than $1 million, $1 million and less than $1 million for the years ended December 31, 2012, 2011 and 2010, respectively.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)


 Sales or Disposals and Impairments of Fixed Maturity and Equity Securities

  Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains (losses) are as shown in the table below. Investment gains and losses on sales of securities are determined on a specific identification basis.

                                                                        Years Ended December 31,
                                              ---------------------------------------------------------------------------
                                                2012     2011     2010    2012    2011    2010    2012     2011     2010
                                              -------  -------  -------  ------ -------  ------ -------  -------  -------
                                                    Fixed Maturity
                                                      Securities           Equity Securities              Total
                                              -------------------------  ---------------------- -------------------------
                                                                             (In millions)

Proceeds..................................... $ 2,021  $ 2,510  $ 3,329  $    3 $     5  $    3 $ 2,024  $ 2,515  $ 3,332
                                              =======  =======  =======  ====== =======  ====== =======  =======  =======
Gross investment gains....................... $    32  $    13  $    52  $   -- $    --  $   -- $    32  $    13  $    52
                                              -------  -------  -------  ------ -------  ------ -------  -------  -------
Gross investment losses......................      (9)     (18)     (22)     --      --      --      (9)     (18)     (22)
                                              -------  -------  -------  ------ -------  ------ -------  -------  -------
Total OTTI losses recognized in earnings:
  Credit-related.............................      (1)      (2)      (4)     --      --      --      (1)      (2)      (4)
  Other (1)..................................      (1)      --       --      --      (1)     --      (1)      (1)      --
                                              -------  -------  -------  ------ -------  ------ -------  -------  -------
   Total OTTI losses recognized in earnings..      (2)      (2)      (4)     --      (1)     --      (2)      (3)      (4)
                                              -------  -------  -------  ------ -------  ------ -------  -------  -------
    Net investment gains (losses)............ $    21  $    (7) $    26  $   -- $    (1) $   -- $    21  $    (8) $    26
                                              =======  =======  =======  ====== =======  ====== =======  =======  =======

--------

(1)Other OTTI losses recognized in earnings include impairments on (i) equity securities, (ii) perpetual hybrid securities classified within fixed maturity securities where the primary reason for the impairment was the severity and/or the duration of an unrealized loss position and (iii) fixed maturity securities where there is an intent to sell or it is more likely than not that the Company will be required to sell the security before recovery of the decline in estimated fair value.

 Credit Loss Rollforward

  The table below presents a rollforward of the cumulative credit loss component of OTTI loss recognized in earnings on fixed maturity securities still held for which a portion of the OTTI loss was recognized in OCI:

                                                                                  Years Ended December 31,
                                                                               --------------------------
                                                                                   2012          2011
                                                                               --------      --------
                                                                                  (In millions)
Balance, at January 1,........................................................ $      1      $      1
Additions:
 Initial impairments -- credit loss OTTI recognized on securities not
   previously impaired........................................................        1            --
 Additional impairments -- credit loss OTTI recognized on securities
   previously impaired........................................................       --             2
Reductions:
 Sales (maturities, pay downs or prepayments) during the period of securities
   previously impaired as credit loss OTTI....................................       (1)           (1)
 Securities impaired to net present value of expected future cash flows.......       --            (1)
                                                                                 --------      --------
Balance, at December 31,...................................................... $      1      $      1
                                                                                 ========      ========

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)


 Related Party Investment Transactions

  In the normal course of business, the Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Invested assets transferred to and from affiliates were as follows:

                                                   Years Ended December 31,
                                                   -----------------------
                                                    2012     2011    2010
                                                   -------  ------- -------
                                                        (In millions)
     Estimated fair value of invested assets
       transferred to affiliates.................. $    --  $    -- $   105
     Amortized cost of invested assets
       transferred to affiliates.................. $    --  $    -- $    97
     Net investment gains (losses) recognized on
       transfers.................................. $    --  $    -- $     8
     Estimated fair value of invested assets
       transferred from affiliates................ $    --  $    -- $    46

  The Company loaned $120 million to wholly-owned real estate subsidiaries of an affiliate, MLIC, which are included in mortgage loans. The carrying value of these loans was $117 million and $118 million at December 31, 2012, and 2011, respectively. A loan of $80 million bears interest at 7.26% and is due in quarterly principal and interest payments of $2 million through January 2020, when the principal balance is due. A loan of $40 million bears interest at 7.01% with quarterly interest only payments of $1 million through January 2020, when the principal balance is due. The loans to affiliates are secured by interests in the real estate subsidiaries, which own operating real estate with a fair value in excess of the loans. Net investment income from these loans was $8 million for the year ended December 31, 2012 and $9 million for both the years ended December 31, 2011 and 2010.

  The Company has affiliated loans outstanding, which are included in other invested assets, totaling $125 million at both December 31, 2012 and 2011. At December 31, 2011, the loans were outstanding with Exeter, an affiliate. During 2012, MetLife assumed this affiliated debt from Exeter. The loan is due on December 16, 2021, and bears interest, payable semi-annually, at 5.86%. Net investment income from this loan was $7 million and less than $1 million for the years ended December 31, 2012 and 2011, respectively.

  The Company receives investment administrative services from an affiliate. The related investment administrative service charges were $11 million, $10 million and $8 million for the years ended December 31, 2012, 2011 and 2010, respectively. The Company also had additional affiliated net investment income of less than $1 million for both years ended December 31, 2012 and 2011 and ($2) million for the year ended December 31, 2010.

6. Derivatives

Accounting for Derivatives

  See Note 1 for a description of the Company's accounting policies for derivatives and Note 7 for information about the fair value hierarchy for derivatives.

Derivative Strategies

  The Company is exposed to various risks relating to its ongoing business operations, including interest rate, foreign currency exchange rate, credit and equity market. The Company uses a variety of strategies to manage these risks, including the use of derivatives.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)


  Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, credit spreads and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. The types of derivatives the Company uses include swaps, forwards, futures and option contracts. To a lesser extent, the Company uses credit default swaps to synthetically replicate investment risks and returns which are not readily available in the cash market. The Company also purchases certain securities, issues certain insurance policies and investment contracts and engages in certain reinsurance agreements that have embedded derivatives.

  Interest Rate Derivatives

    The Company uses a variety of interest rate derivatives to reduce its exposure to changes in interest rates, including interest rate swaps, caps, floors and forwards.

    Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional amount. The Company utilizes interest rate swaps in fair value, cash flow and non-qualifying hedging relationships.

    The Company purchases interest rate caps and floors primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities, as well as to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level, respectively. In certain instances, the Company locks in the economic impact of existing purchased caps and floors by entering into offsetting written caps and floors. The Company utilizes interest rate caps and floors in non-qualifying hedging relationships.

    The Company enters into interest rate forwards to buy and sell securities. The price is agreed upon at the time of the contract and payment for such a contract is made at a specified future date. The Company utilizes interest rate forwards in cash flow and non-qualifying hedging relationships.

    To a lesser extent, the Company uses interest rate futures in non-qualifying hedging relationships.

  Foreign Currency Exchange Rate Derivatives

    The Company uses foreign currency swaps to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon notional amount. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in cash flow and non-qualifying hedging relationships.

    To a lesser extent, the Company uses foreign currency forwards in non-qualifying hedging relationships.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)


  Credit Derivatives

    Credit derivatives primarily include credit default swaps that are used by the Company to hedge against credit-related changes in the value of its investments. In a credit default swap transaction, the Company agrees with another party to pay, at specified intervals, a premium to hedge credit risk. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. Credit events vary by type of issuer but typically include bankruptcy, failure to pay debt obligations, repudiation, moratorium, or involuntary restructuring. In each case, payout on a credit default swap is triggered only after the Credit Derivatives Determinations Committee of the International Swaps and Derivatives Association, Inc. deems that a credit event has occurred. The Company utilizes credit default swaps in non-qualifying hedging relationships.

    Credit default swaps are also used to synthetically create credit investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and one or more cash instruments such as U.S. Treasury securities, agency securities or other fixed maturity securities. These credit default swaps are not designated as hedging instruments.

  Equity Derivatives

    The Company uses equity index options to reduce its exposure to equity market risk in non-qualifying hedging relationships.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)


Primary Risks Managed by Derivatives

   The following table presents the gross notional amount, estimated fair value and primary underlying risk exposure of the Company's derivatives, excluding embedded derivatives, held at:

                                                                                     December 31,
                                                            ---------------------------------------------------------------
                                                                         2012                            2011
                                                            ------------------------------- -------------------------------
                                                                      Estimated Fair Value            Estimated Fair Value
                                                            Notional  --------------------- Notional  ---------------------
                          Primary Underlying Risk Exposure   Amount    Assets   Liabilities  Amount    Assets   Liabilities
                          --------------------------------  --------- --------- ----------- --------- --------- -----------
                                                                                     (In millions)
Derivatives Designated as Hedging Instruments
Fair value hedges:
 Interest rate swaps..... Interest rate.................... $     101 $      --  $       2  $      22 $      --  $       1
                                                            --------- ---------  ---------  --------- ---------  ---------
   Subtotal..............                                         101        --          2         22        --          1
                                                            --------- ---------  ---------  --------- ---------  ---------
Cash flow hedges:
 Interest rate swaps..... Interest rate....................       483        59         --        165        47         --
 Interest rate forwards.. Interest rate....................       260        53         --        410        87         --
 Foreign currency swaps.. Foreign currency exchange rate...       183         2          6        128         7          2
                                                            --------- ---------  ---------  --------- ---------  ---------
   Subtotal.............................................          926       114          6        703       141          2
                                                            --------- ---------  ---------  --------- ---------  ---------
    Total qualifying hedges............................     $   1,027 $     114  $       8  $     725 $     141  $       3
                                                            --------- ---------  ---------  --------- ---------  ---------
Derivatives Not Designated or Not Qualifying as Hedging Instruments
Interest rate swaps...... Interest rate.................... $   1,587 $      96  $      10  $     842 $     107  $      12
Interest rate floors..... Interest rate....................     6,000        93         91      2,000       100         --
Interest rate caps....... Interest rate....................     1,500        --         --      2,000         1         --
Interest rate futures.... Interest rate....................        44        --          1        101         1         --
Foreign currency swaps... Foreign currency exchange rate...       120         1          4         49         2          1
Credit default swaps..... Credit...........................       648         5         --        519         4          5
Equity options........... Equity market....................        36        --         --         23        --         --
                                                            --------- ---------  ---------  --------- ---------  ---------
 Total non-designated or non-qualifying derivatives.......      9,935       195        106      5,534       215         18
                                                            --------- ---------  ---------  --------- ---------  ---------
   Total................................................    $  10,962 $     309  $     114  $   6,259 $     356  $      21
                                                            ========= =========  =========  ========= =========  =========

  The estimated fair value of all derivatives in an asset position is reported within other invested assets in the consolidated balance sheets and the estimated fair value of all derivatives in a liability position is reported within other liabilities in the consolidated balance sheets.

Net Derivative Gains (Losses)

  The components of net derivative gains (losses) were as follows:

                                                     Years Ended December 31,
                                                   -----------------------------
                                                     2012      2011      2010
                                                   --------- --------- ---------
                                                           (In millions)
Derivatives and hedging gains (losses) (1)........ $      37 $     191 $       3
Embedded derivatives..............................     1,157       510       112
                                                   --------- --------- ---------
  Total net derivative gains (losses)............. $   1,194 $     701 $     115
                                                   ========= ========= =========

--------

(1)Includes foreign currency transaction gains (losses) on hedged items in cash flow and non-qualifying hedging relationships, which are not presented elsewhere in this note.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)


  The Company recognized insignificant net investment income from settlement payments related to qualifying hedges for the years ended December 31, 2012, 2011 and 2010.

  The Company recognized $60 million, $36 million and $20 million of net derivative gains (losses) from settlement payments related to non-qualifying hedges for the years ended December 31, 2012, 2011 and 2010, respectively.

Non-Qualifying Derivatives and Derivatives for Purposes Other Than Hedging

  The following table presents the amount and location of gains (losses) recognized in income for derivatives that were not designated or qualifying as hedging instruments:

                                                        Net            Net
                                                     Derivative     Investment
                                                   Gains (Losses)   Income (1)
                                                   -------------- -------------
                                                           (In millions)
For the Year Ended December 31, 2012:
Interest rate derivatives......................... $         (29) $          --
Foreign currency exchange rate derivatives........            (3)            --
Credit derivatives................................             8             --
Equity derivatives................................            --             (1)
                                                   -------------  -------------
  Total........................................... $         (24) $          (1)
                                                   =============  =============
For the Year Ended December 31, 2011:
Interest rate derivatives......................... $         143  $          --
Foreign currency exchange rate derivatives........            --             --
Credit derivatives................................             1             --
Equity derivatives................................            --             (2)
                                                   -------------  -------------
  Total........................................... $         144  $          (2)
                                                   =============  =============
For the Year Ended December 31, 2010:
Interest rate derivatives......................... $         (16) $          --
Foreign currency exchange rate derivatives........            (3)            --
Credit derivatives................................             1             --
Equity derivatives................................            --             (1)
                                                   -------------  -------------
  Total........................................... $         (18) $          (1)
                                                   =============  =============

--------

(1)Changes in estimated fair value related to economic hedges of equity method investments in joint ventures.

Fair Value Hedges

  The Company designates and accounts for interest rate swaps to convert fixed rate assets to floating rate assets as fair value hedges when they have met the requirements of fair value hedging.

  The Company recognized ($1) million in net derivative gains (losses) representing the ineffective portion of all fair value hedges for the year ended December 31, 2012. The Company recognized insignificant amounts in net derivative gains (losses) representing the ineffective portion of all fair value hedges for the years ended

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

December 31, 2011 and 2010. Changes in the fair value of the derivatives recognized in net derivative gains (losses) were ($2) million for the year ended December 31, 2012, and insignificant for the years ended December 31, 2011 and 2010. Changes in the fair value of the hedged items recognized in net derivative gains (losses) were $1 million for the year ended December 31, 2012, and insignificant for the years ended December 31, 2011 and 2010.

  All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

Cash Flow Hedges

  The Company designates and accounts for the following as cash flow hedges when they have met the requirements of cash flow hedging: (i) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated assets and liabilities; (ii) interest rate forwards to lock in the price to be paid for forward purchases of investments; and (iii) interest rate swaps and interest rate forwards to hedge the forecasted purchases of fixed-rate investments.

  In certain instances, the Company discontinued cash flow hedge accounting because the forecasted transactions were no longer probable of occurring. Because certain of the forecasted transactions also were not probable of occurring within two months of the anticipated date, the Company reclassified $0, $1 million and $0 from AOCI into net derivative gains (losses) for the years ended December 31, 2012, 2011 and 2010, respectively, related to such discontinued cash flow hedges.

  At December 31, 2012 and 2011, the maximum length of time over which the Company was hedging its exposure to variability in future cash flows for forecasted transactions did not exceed seven years and five years, respectively.

  At December 31, 2012 and 2011, the balance in AOCI associated with cash flow hedges was $142 million and $126 million, respectively.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)


  The following table presents the effects of derivatives in cash flow hedging relationships on the consolidated statements of operations and the consolidated statements of stockholder's equity:

                                        Amount of Gains (Losses)    Amount and Location of Gains
                                        Deferred in Accumulated      (Losses) Reclassified from
Derivatives in Cash Flow               Other Comprehensive Income Accumulated Other Comprehensive
Hedging Relationships                    (Loss) on Derivatives    Income (Loss) into Income (Loss)
-------------------------------------- -------------------------- --------------------------------
                                          (Effective Portion)           (Effective Portion)
                                       -------------------------- --------------------------------
                                                                           Net Derivative
                                                                           Gains (Losses)
                                                                  --------------------------------
                                                              (In millions)
For the Year Ended December 31, 2012:
 Interest rate swaps..................    $                 27          $                 --
 Interest rate forwards...............                      (1)                            1
 Foreign currency swaps...............                      (9)                           --
                                          --------------------          --------------------
   Total..............................    $                 17          $                  1
                                          ====================          ====================
For the Year Ended December 31, 2011:
 Interest rate swaps..................    $                 57          $                  1
 Interest rate forwards...............                     144                             9
 Foreign currency swaps...............                       7                            (1)
                                          --------------------          --------------------
   Total..............................    $                208          $                  9
                                          ====================          ====================
For the Year Ended December 31, 2010:
 Interest rate swaps..................    $                (21)         $                 --
 Interest rate forwards...............                     (48)                            2
 Foreign currency swaps...............                      (1)                           --
                                          --------------------          --------------------
   Total..............................    $                (70)         $                  2
                                          ====================          ====================

  All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

  At December 31, 2012, $1 million of deferred net gains (losses) on derivatives in AOCI was expected to be reclassified to earnings within the next 12 months.

Credit Derivatives

  In connection with synthetically created credit investment transactions, the Company writes credit default swaps for which it receives a premium to insure credit risk. Such credit derivatives are included within the non-qualifying derivatives and derivatives for purposes other than hedging table. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the Company paying the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company's maximum amount at risk, assuming the value of all referenced credit obligations is zero, was $624 million and $469 million at December 31, 2012 and 2011, respectively. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current fair value of the credit default swaps. At December 31, 2012 and 2011, the Company would have received $5 million and paid $2 million, respectively, to terminate all of these contracts.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)


  The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at:

                                                                              December 31,
                                              -----------------------------------------------------------------------------
                                                               2012                                   2011
                                              -------------------------------------- --------------------------------------
                                                            Maximum                                Maximum
                                              Estimated    Amount of                 Estimated    Amount of
                                              Fair Value     Future       Weighted   Fair Value     Future       Weighted
                                              of Credit  Payments under   Average    of Credit  Payments under   Average
Rating Agency Designation of Referenced        Default   Credit Default   Years to    Default   Credit Default   Years to
Credit Obligations (1)                          Swaps      Swaps (2)    Maturity (3)   Swaps      Swaps (2)    Maturity (3)
---------------------------------------       ---------- -------------- ------------ ---------- -------------- ------------
                                                    (In millions)                          (In millions)
Aaa/Aa/A
Single name credit default swaps (corporate).  $     1      $    43           2.9     $     1      $    63           4.1
Credit default swaps referencing indices.....       --           42           1.8           1           43           2.8
                                               -------      -------                   -------      -------
  Subtotal...................................        1           85           2.3           2          106           3.6
                                               -------      -------                   -------      -------
Baa
Single name credit default swaps (corporate).        1           80           3.6          (1)          85           4.6
Credit default swaps referencing indices.....        3          423           4.5          (3)         278           4.7
                                               -------      -------                   -------      -------
  Subtotal...................................        4          503           4.4          (4)         363           4.6
                                               -------      -------                   -------      -------
B
Single name credit default swaps (corporate).       --           --            --          --           --            --
Credit default swaps referencing indices.....       --           36           5.0          --           --            --
                                               -------      -------                   -------      -------
  Subtotal...................................       --           36           5.0          --           --            --
                                               -------      -------                   -------      -------
    Total....................................  $     5      $   624           4.1     $    (2)     $   469           4.4
                                               =======      =======                   =======      =======

--------

(1)The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's Investors Service ("Moody's"), S&P and Fitch Ratings. If no rating is available from a rating agency, then an internally developed rating is used.

(2)Assumes the value of the referenced credit obligations is zero.

(3)The weighted average years to maturity of the credit default swaps is calculated based on weighted average notional amounts.

Credit Risk on Freestanding Derivatives

  The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivatives. Generally, the current credit exposure of the Company's derivatives is limited to the net positive estimated fair value of derivatives at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)


  The Company manages its credit risk related to OTC derivatives by entering into transactions with creditworthy counterparties, maintaining collateral arrangements and through the use of master agreements that provide for netting of payments by product and currency for periodic settlements and a single net payment to be made by one party upon termination. Because exchange-traded futures are effected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivatives. See Note 7 for a description of the impact of credit risk on the valuation of derivatives.

  The Company enters into various collateral arrangements which require both the pledging and accepting of collateral in connection with its OTC derivatives. At December 31, 2012 and 2011, the Company was obligated to return cash collateral under its control of $249 million and $243 million, respectively. This cash collateral is included in cash and cash equivalents or in short-term investments and the obligation to return it is included in payables for collateral under securities loaned and other transactions in the consolidated balance sheets. At December 31, 2012 and 2011, the Company had received collateral consisting of various securities with a fair market value of $64 million and $66 million, respectively, which were held in separate custodial accounts. Subject to certain constraints, the Company is permitted by contract to sell or repledge this collateral, but at December 31, 2012, none of the collateral had been sold or repledged.

  The Company's collateral arrangements for its OTC derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the fair value of that counterparty's derivatives reaches a pre-determined threshold. Certain of these arrangements also include credit-contingent provisions that provide for a reduction of these thresholds (on a sliding scale that converges toward zero) in the event of downgrades in the credit ratings of the Company and/or the counterparty. In addition, certain of the Company's netting agreements for derivatives contain provisions that require both the Company and the counterparty to maintain a specific investment grade credit rating from each of Moody's and S&P. If a party's credit ratings were to fall below that specific investment grade credit rating, that party would be in violation of these provisions, and the other party to the derivatives could terminate the transactions and demand immediate settlement and payment based on such party's reasonable valuation of the derivatives.

  The following table presents the estimated fair value of the Company's OTC derivatives that are in a net liability position after considering the effect of netting agreements, together with the estimated fair value and balance sheet location of the collateral pledged. The table also presents the incremental collateral that the Company would be required to provide if there was a one notch downgrade in the Company's credit rating at the reporting date or if the Company's credit rating sustained a downgrade to a level that triggered full overnight collateralization or termination of the derivative position at the reporting date. Derivatives that are not subject to collateral agreements are not included in the scope of this table.

                                                      Estimated Fair Value of         Fair Value of Incremental
                                                      Collateral Provided (2):        Collateral Provided Upon:
                                                      ------------------------ ----------------------------------------
                                                                                                   Downgrade in the
                                                                                  One Notch    Company's Credit Rating
                                                                                  Downgrade    to a Level that Triggers
                                     Estimated                                     in the           Full Overnight
                                   Fair Value of                                  Company's      Collateralization or
                                 Derivatives in Net        Fixed Maturity          Credit           Termination of
                               Liability Position (1)        Securities            Rating      the Derivative Position
                               ---------------------- ------------------------ --------------- ------------------------
                                                                    (In millions)
December 31, 2012.............    $           104        $             101     $            --    $                7
December 31, 2011.............    $            --        $              --     $            --    $               --

--------

(1)After taking into consideration the existence of netting agreements.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)


(2)Included in fixed maturity securities in the consolidated balance sheets. Subject to certain constraints, the counterparties are permitted by contract to sell or repledge this collateral. At both December 31, 2012 and 2011, the Company did not provide any cash collateral.

  The Company also has exchange-traded futures, which may require the pledging of collateral. At both December 31, 2012 and 2011, the Company did not pledge any securities collateral for exchange-traded futures. At December 31, 2012 and 2011, the Company provided cash collateral for exchange-traded futures of $2 million and $6 million, respectively, which is included in premiums, reinsurance and other receivables.

Embedded Derivatives

  The Company issues certain products or purchases certain investments that contain embedded derivatives that are required to be separated from their host contracts and accounted for as freestanding derivatives. These host contracts principally include: variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; affiliated ceded reinsurance of guaranteed minimum benefits related to GMWBs, GMABs and certain GMIBs; and funds withheld on ceded reinsurance.

  The following table presents the estimated fair value and balance sheet location of the Company's embedded derivatives that have been separated from their host contracts at:

                                                                                                December 31,
                                                                                              -----------------
                                                           Balance Sheet Location               2012     2011
                                                 -------------------------------------------- -------- --------
                                                                                                (In millions)
Net embedded derivatives within asset host
contracts:
  Ceded guaranteed minimum benefits............. Premiums, reinsurance and other receivables. $  3,891 $  3,009
  Options embedded in debt or equity securities. Investments.................................      (5)       --
                                                                                              -------- --------
    Net embedded derivatives within asset host contracts.................................     $  3,886 $  3,009
                                                                                              ======== ========
Net embedded derivatives within liability host
contracts:
  Direct guaranteed minimum benefits............ PABs........................................ $    660 $  1,189
  Funds withheld on ceded reinsurance........... Other liabilities...........................      552      416
                                                                                              -------- --------
    Net embedded derivatives within liability host contracts.............................     $  1,212 $  1,605
                                                                                              ======== ========

  The following table presents changes in estimated fair value related to embedded derivatives:

                                                     Years Ended December 31,
                                                   -----------------------------
                                                     2012      2011      2010
                                                   --------- --------- ---------
                                                           (In millions)
Net derivative gains (losses) (1), (2)............ $   1,157 $     510 $     112

--------

(1)The valuation of direct guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment, were ($225) million, $346 million and ($140) million for the years ended December 31, 2012, 2011 and 2010, respectively. In

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

   addition, the valuation of ceded guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment, were $124 million, ($476) million and $210 million for the years ended December 31, 2012, 2011 and 2010, respectively.

(2)See Note 4 for discussion of affiliated net derivative gains (losses) included in the table above.

7. Fair Value

  When developing estimated fair values, the Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and
(iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

Level 1  Unadjusted quoted prices in active markets for identical assets or liabilities. The Company defines active markets based on average trading volume for equity securities. The size of the bid/
         ask spread is used as an indicator of market activity for fixed maturity securities.

Level 2  Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. These inputs can include quoted prices for similar assets or liabilities other than quoted prices in Level 1, quoted prices in markets that are not active, or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3  Unobservable inputs that are supported by little or no market activity and are significant to the determination of estimated fair value of the assets or liabilities. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability.

  Financial markets are susceptible to severe events evidenced by rapid depreciation in asset values accompanied by a reduction in asset liquidity. The Company's ability to sell securities, or the price ultimately realized for these securities, depends upon the demand and liquidity in the market and increases the use of judgment in determining the estimated fair value of certain securities.

  Considerable judgment is often required in interpreting market data to develop estimates of fair value, and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)


 Recurring Fair Value Measurements

  The assets and liabilities measured at estimated fair value on a recurring basis were determined as described below. These estimated fair values and their corresponding placement in the fair value hierarchy are summarized as follows:

                                                                    December 31, 2012
                                                   ---------------------------------------------------
                                                          Fair Value Hierarchy
                                                   -----------------------------------
                                                                                          Total Estimated
                                                     Level 1     Level 2        Level 3     Fair Value
                                                   ----------- -----------    ----------- ---------------
                                                                      (In millions)
Assets:
Fixed maturity securities:
 U.S. corporate................................... $        -- $     4,475    $       233     $     4,708
 Foreign corporate................................          --       1,624            306           1,930
 RMBS.............................................          --       1,418             48           1,466
 U.S. Treasury and agency.........................         297         994             --           1,291
 State and political subdivision..................          --         924             --             924
 CMBS.............................................          --         516             11             527
 ABS..............................................          --         288             72             360
 Foreign government...............................          --         179              2             181
                                                   ----------- -----------    -----------     -----------
   Total fixed maturity securities................         297      10,418            672          11,387
                                                   ----------- -----------    -----------     -----------
Equity securities:
 Non-redeemable preferred stock...................          --          22              1              23
 Common stock.....................................          --          11             --              11
                                                   ----------- -----------    -----------     -----------
   Total equity securities........................          --          33              1              34
                                                   ----------- -----------    -----------     -----------
Short-term investments............................         245         477             --             722
Derivative assets: (1)
 Interest rate....................................          --         248             53             301
 Foreign currency exchange rate...................          --           3             --               3
 Credit...........................................          --           4              1               5
                                                   ----------- -----------    -----------     -----------
   Total derivative assets........................          --         255             54             309
Net embedded derivatives within asset host
 contracts (2)....................................          --          --          3,891           3,891
Separate account assets (3).......................          75      70,801             --          70,876
                                                   ----------- -----------    -----------     -----------
   Total assets................................... $       617 $    81,984    $     4,618     $    87,219
                                                   =========== ===========    ===========     ===========
Liabilities:
Derivative liabilities: (1)
 Interest rate.................................... $         1 $       103    $        --     $       104
 Foreign currency exchange rate...................          --          10             --              10
 Credit...........................................          --          --             --              --
                                                   ----------- -----------    -----------     -----------
   Total derivative liabilities...................           1         113             --             114
Net embedded derivatives within liability host
 contracts (2)....................................          --          --          1,212           1,212
                                                   ----------- -----------    -----------     -----------
 Total liabilities................................ $         1 $       113    $     1,212     $     1,326
                                                   =========== ===========    ===========     ===========

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)


                                                                    December 31, 2011
                                                   ---------------------------------------------------
                                                          Fair Value Hierarchy
                                                   -----------------------------------
                                                                                       Total Estimated
                                                     Level 1     Level 2     Level 3     Fair Value
                                                   ----------- ----------- ----------- ---------------
                                                                      (In millions)
Assets:
Fixed maturity securities:
 U.S. corporate................................... $        -- $     3,825 $       141      $    3,966
 Foreign corporate................................          --       1,628         144           1,772
 RMBS.............................................          --       1,280          33           1,313
 U.S. Treasury and agency.........................         625         902          --           1,527
 State and political subdivision..................          --         781          --             781
 CMBS.............................................          --         555          12             567
 ABS..............................................          --         310          55             365
 Foreign government...............................          --         164           2             166
                                                   ----------- ----------- -----------      ----------
   Total fixed maturity securities................         625       9,445         387          10,457
                                                   ----------- ----------- -----------      ----------
Equity securities:
 Non-redeemable preferred stock...................          --          --           1               1
 Common stock.....................................           1          --          --               1
                                                   ----------- ----------- -----------      ----------
   Total equity securities........................           1          --           1               2
                                                   ----------- ----------- -----------      ----------
Short-term investments............................         233         546          --             779
Derivative assets: (1)
 Interest rate....................................           1         255          87             343
 Foreign currency exchange rate...................          --           9          --               9
 Credit...........................................          --           3           1               4
                                                   ----------- ----------- -----------      ----------
   Total derivative assets........................           1         267          88             356
Net embedded derivatives within asset host
 contracts (2)....................................          --          --       3,009           3,009
Separate account assets (3).......................          96      56,724          --          56,820
                                                   ----------- ----------- -----------      ----------
   Total assets................................... $       956 $    66,982 $     3,485      $   71,423
                                                   =========== =========== ===========      ==========
Liabilities:
Derivative liabilities: (1)
 Interest rate.................................... $        -- $        13 $        --      $       13
 Foreign currency exchange rate...................          --           3          --               3
 Credit...........................................          --           5          --               5
                                                   ----------- ----------- -----------      ----------
   Total derivative liabilities...................          --          21          --              21
Net embedded derivatives within liability host
 contracts (2)....................................          --          --       1,605           1,605
                                                   ----------- ----------- -----------      ----------
 Total liabilities................................ $        -- $        21 $     1,605      $    1,626
                                                   =========== =========== ===========      ==========

--------

(1)Derivative assets are presented within other invested assets in the consolidated balance sheets and derivative liabilities are presented within other liabilities in the consolidated balance sheets. The amounts are presented gross in the tables above to reflect the presentation in the consolidated balance sheets, but are presented net for purposes of the rollforward in the Fair Value Measurements Using Significant Unobservable Inputs (Level 3) tables.

(2)Net embedded derivatives within asset host contracts are presented within premiums, reinsurance and other receivables in the consolidated balance sheets. Net embedded derivatives within liability host contracts are presented primarily within PABs and other liabilities in the consolidated balance sheets. At December 31, 2012, equity securities included embedded derivatives ($5) million. At December 31, 2011, there were no embedded derivatives included in equity securities.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)


(3)Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets.

  The following describes the valuation methodologies used to measure assets and liabilities at fair value. The description includes the valuation techniques and key inputs for each category of assets or liabilities that are classified within Level 2 and Level 3 of the fair value hierarchy.

Investments

 Valuation Controls and Procedures

    On behalf of the Company and MetLife, Inc.'s Chief Investment Officer and Chief Financial Officer, a pricing and valuation committee that is independent of the trading and investing functions and comprised of senior management, provides oversight of control systems and valuation policies for securities, mortgage loans and derivatives. On a monthly basis, this committee reviews and approves new transaction types and markets, ensures that observable market prices and market-based parameters are used for valuation, wherever possible, and determines that judgmental valuation adjustments, when applied, are based upon established policies and are applied consistently over time. This committee also provides oversight of the selection of independent third party pricing providers and the controls and procedures to evaluate third party pricing. Periodically, the Chief Accounting Officer reports to MetLife Insurance Company of Connecticut's Audit Committee regarding compliance with fair value accounting standards.

    The Company reviews its valuation methodologies on an ongoing basis and revises those methodologies when necessary based on changing market conditions. Assurance is gained on the overall reasonableness and consistent application of input assumptions, valuation methodologies and compliance with fair value accounting standards through controls designed to ensure valuations represent an exit price. Several controls are utilized, including certain monthly controls, which include, but are not limited to, analysis of portfolio returns to corresponding benchmark returns, comparing a sample of executed prices of securities sold to the fair value estimates, comparing fair value estimates to management's knowledge of the current market, reviewing the bid/ask spreads to assess activity, comparing prices from multiple independent pricing services and ongoing due diligence to confirm that independent pricing services use market-based parameters. The process includes a determination of the observability of inputs used in estimated fair values received from independent pricing services or brokers by assessing whether these inputs can be corroborated by observable market data. The Company ensures that prices received from independent brokers, also referred to herein as "consensus pricing," represent a reasonable estimate of fair value by reviewing such pricing with the Company's knowledge of the current market dynamics and current pricing for similar financial instruments. While independent non-binding broker quotations are utilized, they are not used for a significant portion of the portfolio. For example, fixed maturity securities priced using independent non-binding broker quotations represent 0.2% of the total estimated fair value of fixed maturity securities and 4% of the total estimated fair value of Level 3 fixed maturity securities.

    The Company also applies a formal process to challenge any prices received from independent pricing services that are not considered representative of estimated fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of estimated fair value, independent non-binding broker quotations are obtained, or an internally developed valuation is prepared. Internally developed valuations of current estimated fair value, which reflect internal estimates of liquidity and nonperformance risks, compared with pricing received from the independent pricing services, did not produce

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

  material differences in the estimated fair values for the majority of the portfolio; accordingly, overrides were not material. This is, in part, because internal estimates of liquidity and nonperformance risks are generally based on available market evidence and estimates used by other market participants. In the absence of such market-based evidence, management's best estimate is used.

 Securities and Short-term Investments

    When available, the estimated fair value of these investments are based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management's judgment.

    When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies, giving priority to observable inputs. The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. When observable inputs are not available, the market standard valuation methodologies rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs can be based in large part on management's judgment or estimation and cannot be supported by reference to market activity. Even though these inputs are unobservable, management believes they are consistent with what other market participants would use when pricing such securities and are considered appropriate given the circumstances.

Level 2 Valuation Techniques and Key Inputs:

  This level includes fixed maturity securities and equity securities priced principally by independent pricing services using observable inputs. Short-term investments within this level are of a similar nature and class to the Level 2 fixed maturity securities and equity securities.

 U.S. corporate and foreign corporate securities

    These securities are principally valued using the market and income approaches. Valuations are based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques that use standard market observable inputs such as benchmark yields, spreads off benchmark yields, new issuances, issuer rating, duration, and trades of identical or comparable securities. Investment grade privately placed securities are valued using discounted cash flow methodologies using standard market observable inputs, and inputs derived from, or corroborated by, market observable data including market yield curve, duration, call provisions, observable prices and spreads for similar publicly traded or privately traded issues that incorporate the credit quality and industry sector of the issuer. This level also includes certain below investment grade privately placed fixed maturity securities priced by independent pricing services that use observable inputs.

 Structured securities comprised of RMBS, CMBS and ABS

    These securities are principally valued using the market and income approaches. Valuation is based primarily on matrix pricing, discounted cash flow methodologies or other similar techniques using standard market inputs including spreads for actively traded securities, spreads off benchmark yields, expected

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

  prepayment speeds and volumes, current and forecasted loss severity, rating, weighted average coupon, weighted average maturity, average delinquency rates, geographic region, debt-service coverage ratios and issuance-specific information, including, but not limited to: collateral type, payment terms of the underlying assets, payment priority within the tranche, structure of the security, deal performance and vintage of loans.

 U.S. Treasury and agency securities

    These securities are principally valued using the market approach. Valuation is based primarily on quoted prices in markets that are not active or using matrix pricing or other similar techniques using standard market observable inputs such as benchmark U.S. Treasury yield curve, the spread off the U.S. Treasury yield curve for the identical security and comparable securities that are actively traded.

 State and political subdivision and foreign government securities

    These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques using standard market observable inputs including benchmark U.S. Treasury yield or other yields, issuer ratings, broker-dealer quotes, issuer spreads and reported trades of similar securities, including those within the same sub-sector or with a similar maturity or credit rating.

 Non-redeemable preferred and common stock

    These securities are principally valued using the market approach where market quotes are available but are not considered actively traded. Valuation is based principally on observable inputs including quoted prices in markets that are not considered active.

Level 3 Valuation Techniques and Key Inputs:

  In general, fixed maturity securities and equity securities classified within Level 3 use many of the same valuation techniques and inputs as described in the Level 2 Valuation Techniques and Key Inputs. However, if key inputs are unobservable, or if the investments are less liquid and there is very limited trading activity, the investments are generally classified as Level 3. The use of independent non-binding broker quotations to value investments generally indicates there is a lack of liquidity or a lack of transparency in the process to develop the valuation estimates, generally causing these investments to be classified in Level 3.

  U.S. corporate and foreign corporate securities

    These securities, including financial services industry hybrid securities classified within fixed maturity securities, are principally valued using the market approach. Valuations are based primarily on matrix pricing or other similar techniques that utilize unobservable inputs or inputs that cannot be derived principally from, or corroborated by, observable market data, including illiquidity premium, delta spread adjustments or spreads over below investment grade curves to reflect industry trends or specific credit-related issues; and inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2. Certain valuations are based on independent non-binding broker quotations.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)


  Structured securities comprised of RMBS, CMBS and ABS

    These securities are principally valued using the market and income approaches. Valuation is based primarily on matrix pricing, discounted cash flow methodologies or other similar techniques that utilize inputs that are unobservable or cannot be derived principally from, or corroborated by, observable market data including spreads over below investment grade curves to reflect industry trends on specific credit-related issues. Below investment grade securities, alternative residential mortgage loan RMBS and sub-prime RMBS included in this level are valued based on inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2. Certain of these valuations are based on independent non-binding broker quotations.

  Foreign government securities

    These securities are principally valued using the market and income approaches. Valuation is based primarily on independent non-binding broker quotations and inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2.

  Non-redeemable preferred stock

    These securities, including privately held securities and financial services industry hybrid securities classified within equity securities, are principally valued using the market and income approaches. Valuations are based primarily on matrix pricing, discounted cash flow methodologies or other similar techniques using inputs such as comparable credit rating and issuance structure. Certain of these securities are valued based on inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2 and independent non-binding broker quotations.

 Separate Account Assets

  Separate account assets are carried at estimated fair value and reported as a summarized total on the consolidated balance sheets. The estimated fair value of separate account assets is based on the estimated fair value of the underlying assets. Assets within the Company's separate accounts include: mutual funds, fixed maturity securities, equity securities, derivatives, short-term investments and cash and cash equivalents.

  Level 2 Valuation Techniques and Key Inputs:

    These assets are comprised of investments that are similar in nature to the instruments described under "-- Securities and Short-term Investments." Also included are certain mutual funds without readily determinable fair values, as prices are not published publicly. Valuation of the mutual funds is based upon quoted prices or reported NAVs provided by the fund managers.

Derivatives

  The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives or through the use of pricing models for OTC derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that management believes are consistent with what other market participants would use when pricing such

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk, nonperformance risk, volatility, liquidity and changes in estimates and assumptions used in the pricing models. The valuation controls and procedures for derivatives are described in "--Investments."

  The significant inputs to the pricing models for most OTC derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves and volatility. However, certain OTC derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant inputs that are unobservable generally include references to emerging market currencies and inputs that are outside the observable portion of the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

  The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its derivatives using the standard swap curve which includes a spread to the risk free rate. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with the standard swap curve. As the Company and its significant derivative counterparties consistently execute trades at such pricing levels, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

  Most inputs for OTC derivatives are mid-market inputs but, in certain cases, bid level inputs are used when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

  Freestanding Derivatives

   Level 2 Valuation Techniques and Key Inputs:

     This level includes all types of derivatives utilized by the Company with the exception of exchange-traded derivatives included within Level 1 and those derivatives with unobservable inputs as described in Level 3. These derivatives are principally valued using the income approach.

    Interest rate

     Non-option-based. -- Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve and London Interbank Offered Rate ("LIBOR") basis curves.

     Option-based. -- Valuations are based on option pricing models, which utilize significant inputs that may include the swap yield curve, LIBOR basis curves and interest rate volatility.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)


    Foreign currency exchange rate

     Non-option-based. -- Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, LIBOR basis curves, currency spot rates and cross currency basis curves.

    Credit

     Non-option-based. -- Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, credit curves and recovery rates.

  Level 3 Valuation Techniques and Key Inputs:

    These derivatives are principally valued using the income approach. Valuations of non-option-based derivatives utilize present value techniques, whereas valuations of option-based derivatives utilize option pricing models. These valuation methodologies generally use the same inputs as described in the corresponding sections above for Level 2 measurements of derivatives. However, these derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data.

    Interest rate

     Non-option-based. -- Significant unobservable inputs may include the extrapolation beyond observable limits of the swap yield curve and LIBOR basis curves.

    Credit

     Non-option-based. -- Significant unobservable inputs may include credit spreads, repurchase rates and the extrapolation beyond observable limits of the swap yield curve and credit curves.

 Embedded Derivatives

  Embedded derivatives principally include certain direct and ceded variable annuity guarantees and embedded derivatives related to funds withheld on ceded reinsurance. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

  The Company issues certain variable annuity products with guaranteed minimum benefits. GMWBs, GMABs and GMIBs are embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within PABs in the consolidated balance sheets.

  The fair value of these embedded derivatives, estimated as the present value of projected future benefits minus the present value of projected future fees using actuarial and capital market assumptions including expectations concerning policyholder behavior, is calculated by the Company's actuarial department. The calculation is based on in-force business, and is performed using standard actuarial valuation software which projects future cash flows from the embedded derivative over multiple risk neutral stochastic scenarios using observable risk free rates.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)


  Capital market assumptions, such as risk free rates and implied volatilities, are based on market prices for publicly traded instruments to the extent that prices for such instruments are observable. Implied volatilities beyond the observable period are extrapolated based on observable implied volatilities and historical volatilities. Actuarial assumptions, including mortality, lapse, withdrawal and utilization, are unobservable and are reviewed at least annually based on actuarial studies of historical experience.

  The valuation of these guarantee liabilities includes nonperformance risk adjustments and adjustments for a risk margin related to non-capital market inputs. The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for MetLife's debt, including related credit default swaps. These observable spreads are then adjusted, as necessary, to reflect the priority of these liabilities and the claims paying ability of the issuing insurance subsidiaries compared to MetLife.

  Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees. These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in nonperformance risk; and variations in actuarial assumptions regarding policyholder behavior, mortality and risk margins related to non-capital market inputs, may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

  The Company ceded, to an affiliated reinsurance company, the risk associated with certain of the GMIBs, GMABs and GMWBs described above that are also accounted for as embedded derivatives. In addition to ceding risks associated with guarantees that are accounted for as embedded derivatives, the Company also cedes, to the same affiliated reinsurance company, certain directly written GMIBs that are accounted for as insurance (i.e., not as embedded derivatives), but where the reinsurance agreement contains an embedded derivative. These embedded derivatives are included within premiums, reinsurance and other receivables in the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with that described previously for the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

  The estimated fair value of the embedded derivatives within funds withheld related to certain ceded reinsurance is determined based on the change in estimated fair value of the underlying assets held by the Company in a reference portfolio backing the funds withheld liability. The estimated fair value of the underlying assets is determined as previously described in "-- Investments -- Securities and Short-term Investments." The estimated fair value of these embedded derivatives is included, along with their funds withheld hosts, in other liabilities in the consolidated balance sheets with changes in estimated fair value recorded in net derivative gains (losses). Changes in the credit spreads on the underlying assets, interest rates and market volatility may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)


 Embedded Derivatives Within Asset and Liability Host Contracts

  Level 3 Valuation Techniques and Key Inputs:

   Direct Guaranteed Minimum Benefits

     These embedded derivatives are principally valued using the income approach. Valuations are based on option pricing techniques, which utilize significant inputs that may include swap yield curve, currency exchange rates and implied volatilities. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include: the extrapolation beyond observable limits of the swap yield curve and implied volatilities, actuarial assumptions for policyholder behavior and mortality and the potential variability in policyholder behavior and mortality, nonperformance risk and cost of capital for purposes of calculating the risk margin.

   Reinsurance Ceded on Certain Guaranteed Minimum Benefits

     These embedded derivatives are principally valued using the income approach. The valuation techniques and significant market standard unobservable inputs used in their valuation are similar to those described above in "-- Direct Guaranteed Minimum Benefits" and also include counterparty credit spreads.

Transfers between Levels

  Overall, transfers between levels occur when there are changes in the observability of inputs and market activity. Transfers into or out of any level are assumed to occur at the beginning of the period.

 Transfers between Levels 1 and 2:

    During 2012, there were no transfers between Levels 1 and 2 for assets and liabilities measured at estimated fair value and still held at December 31, 2012. During 2011, transfers between Levels 1 and 2 were not significant for assets and liabilities measured at estimated fair value and still held at December 31, 2011.

 Transfers into or out of Level 3:

  Transfers into or out of Level 3 are presented in the tables which follow. Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

  Transfers into Level 3 for fixed maturity securities were due primarily to a lack of trading activity, decreased liquidity and credit ratings downgrades (e.g., from investment grade to below investment grade) which have resulted in decreased transparency of valuations and an increased use of independent non-binding broker quotations and unobservable inputs, such as illiquidity premiums, delta spread adjustments, or spreads from below investment grade curves.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)


  Transfers out of Level 3 for fixed maturity securities resulted primarily from increased transparency of both new issuances that, subsequent to issuance and establishment of trading activity, became priced by independent pricing services and existing issuances that, over time, the Company was able to obtain pricing from, or corroborate pricing received from, independent pricing services with observable inputs or increases in market activity and upgraded credit ratings.

  Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

  The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at December 31, 2012.

                                                                                                                      Weighted
                             Valuation Techniques               Significant Unobservable Inputs          Range        Average
                     ------------------------------------- --------------------------------------   ---------------   --------

Fixed maturity
 securities:

 U.S. corporate and  . Matrix pricing                      . Delta spread adjustments (1)                9  -     240     60
  foreign corporate
                                                           . Illiquidity premium (1)                    30  -      30
                                                           . Spreads from below investment grade        23  -     653    163
                                                            curves (1)
                     . Market pricing                      . Quoted prices (2)                         (40) -     477    143
                     . Consensus pricing                   . Offered quotes (2)                         68  -     103
                     ---------------------------------------------------------------------------------------------------------

 RMBS                . Matrix pricing and discounted cash  . Spreads from below investment grade       100  -   1,213    610
                      flow                                  curves (1)
                     . Market pricing                      . Quoted prices (2)                         100  -     100    100
                     ---------------------------------------------------------------------------------------------------------

 CMBS                . Matrix pricing and discounted cash  . Spreads from below investment grade       100  -   1,250  1,250
                      flow                                  curves (1)
                     . Market pricing                      . Quoted prices (2)                         100  -     104    104
                     ---------------------------------------------------------------------------------------------------------

 ABS                 . Matrix pricing and discounted cash  . Spreads from below investment grade       101  -     102    101
                      flow                                  curves (1)
                     . Market pricing                      . Quoted prices (2)                         100  -     101    100
                     . Consensus pricing                   . Offered quotes (2)                        111  -     111
                     ---------------------------------------------------------------------------------------------------------

Derivatives:

 Interest rate       . Present value techniques            . Swap yield (1)                            296  -     340
                     ---------------------------------------------------------------------------------------------------------

 Credit              . Present value techniques            . Credit spreads (1)                        100  -     100
                     ---------------------------------------------------------------------------------------------------------

Embedded
 derivatives:

 Direct and ceded    . Option pricing techniques           . Mortality rates:
  guaranteed
 minimum benefits                                            Ages 0 - 40                                0%  -   0.10%
                                                             Ages 41 - 60                            0.05%  -   0.64%
                                                             Ages 61 - 115                           0.32%  -    100%
                                                           . Lapse rates:
                                                             Durations 1 - 10                        0.50%  -    100%
                                                             Durations 11 - 20                          3%  -    100%
                                                             Durations 21 - 116                         3%  -    100%

                                                           . Utilization rates (3)                     20%  -     50%
                                                           . Withdrawal rates                        0.07%  -     10%
                                                           . Long-term equity volatilities          17.40%  -     25%
                                                           . Nonperformance risk spread              0.10%  -   0.67%
                     ---------------------------------------------------------------------------------------------------------


--------

(1)For this unobservable input, range and weighted average are presented in basis points.

(2)For this unobservable input, range and weighted average are presented in accordance with the market convention for fixed maturity securities of dollars per hundred dollars of par.

(3)This range is attributable to certain GMIBs and lifetime withdrawal benefits.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)


  The following is a summary of the valuation techniques and significant unobservable inputs used in the fair value measurement for other assets and liabilities classified within Level 3. These assets and liabilities are subject to the controls described under "-- Investments -- Valuation Controls and Procedures." Generally, all other classes of securities including those within separate account assets and embedded derivatives within funds withheld related to certain ceded reinsurance use the same valuation techniques and significant unobservable inputs as previously described for Level 3 fixed maturity securities. This includes matrix pricing and discounted cash flow methodologies, inputs such as quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2, as well as independent non-binding broker quotations. The sensitivity of the estimated fair value to changes in the significant unobservable inputs for these assets and liabilities is similar in nature to that described below. The valuation techniques and significant unobservable inputs used in the fair value measurement for the more significant assets measured at estimated fair value on a nonrecurring basis and determined using significant unobservable inputs (Level 3) are summarized in "-- Nonrecurring Fair Value Measurements."

  A description of the sensitivity of the estimated fair value to changes in the significant unobservable inputs for certain of the major asset and liability classes described above is as follows:

  Securities

  Significant spread widening in isolation will adversely impact the overall valuation, while significant spread tightening will lead to substantial valuation increases. Significant increases (decreases) in expected default rates in isolation would result in substantially lower (higher) valuations. Significant increases (decreases) in offered quotes in isolation would result in substantially higher (lower) valuations. For U.S. and foreign corporate securities, significant increases (decreases) in illiquidity premiums in isolation would result in substantially lower (higher) valuations. For RMBS, CMBS and ABS, changes in the assumptions used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumptions used for prepayment rates.

  Interest rate derivatives

  Significant increases (decreases) in the unobservable portion of the swap yield curve in isolation will result in substantial valuation changes.

  Credit derivatives

  Credit derivatives with significant unobservable inputs are primarily comprised of credit default swaps written by the Company. Significant credit spread widening in isolation will result in substantially higher adverse valuations, while significant spread tightening will result in substantially lower adverse valuations.

  Direct and ceded guaranteed minimum benefits

  For any increase (decrease) in mortality and lapse rates, the fair value of the guarantees will decrease (increase). For any increase (decrease) in utilization and volatility, the fair value of the guarantees will increase (decrease). Specifically for GMWBs, for any increase (decrease) in withdrawal rates, the fair value of the guarantees will increase (decrease). Specifically for GMABs and GMIBs, for any increase (decrease) in withdrawal rates, the fair value of the guarantees will decrease (increase).

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)


  The following tables summarize the change of all assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3), including realized and unrealized gains (losses) of all assets and (liabilities) and realized and unrealized gains (losses) of all assets and (liabilities) still held at the end of the respective periods:

                                          Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                      --------------------------------------------------------------------------------
                                                                 Fixed Maturity Securities:
                                      --------------------------------------------------------------------------------

                                                                          State and
                                         U.S.       Foreign               Political                          Foreign
                                       Corporate   Corporate     RMBS    Subdivision     CMBS       ABS     Government
                                      ----------  ----------  ---------  -----------  ---------  ---------  ----------
                                                                       (In millions)
Year Ended December 31, 2012:
Balance, January 1,..................                                    $       --
                                      $      141  $      144  $      33               $      12  $      55   $      2
Total realized/unrealized gains
 (losses) included in:
 Net income (loss): (1), (2)
   Net investment income.............         --          --         --          --          --         --         --
   Net investment gains (losses).....         --          --         --          --          --         --         --
   Net derivative gains (losses).....         --          --         --          --          --         --         --
 Other comprehensive income (loss)...          9          16          3          --          --          2         --
Purchases (3)........................         75         121         19          --          --         26         --
Sales (3)............................        (11)         (1)        (7)         --         (11)        (6)        --
Issuances (3)........................         --          --         --          --          --         --         --
Settlements (3)......................         --          --         --          --          --         --         --
Transfers into Level 3 (4)...........         27          26         --          --          10         --         --
Transfers out of Level 3 (4).........         (8)         --         --          --          --         (5)        --
                                      ----------  ----------  ---------  ----------   ---------  ---------   --------
Balance, December 31,................ $      233  $      306  $      48  $       --   $      11  $      72   $      2
                                      ==========  ==========  =========  ==========   =========  =========   ========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
   Net investment income............. $       --  $       --  $      --  $       --   $      --  $      --   $     --
   Net investment gains (losses)..... $       --  $       --  $      --  $       --   $      --  $      --   $     --
   Net derivative gains (losses)..... $       --  $       --  $      --  $       --   $      --  $      --   $     --

                                           Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                      ----------------------------------------------------------------------------------
                                      Equity Securities:                    Net Derivatives: (6)
                                      ------------------             -----------------------------------
                                             Non-                                  Foreign
                                          redeemable                               Currency
                                          Preferred      Short-term    Interest    Exchange               Net Embedded
                                            Stock        Investments     Rate        Rate       Credit   Derivatives (7)
                                      ------------------ ----------- -----------  ----------- ---------- ---------------
                                                                        (In millions)
Year Ended December 31, 2012:
Balance, January 1,..................   $           1    $        -- $        87  $        -- $        1 $        1,404
Total realized/unrealized gains
 (losses) included in:
 Net income (loss): (1), (2)
   Net investment income.............              --             --          --           --         --             --
   Net investment gains (losses).....              --             --          --           --         --             --
   Net derivative gains (losses).....              --             --           2           --         --          1,156
 Other comprehensive income (loss)...              --             --          (1)          --         --             --
Purchases (3)........................              --             --          --           --         --             --
Sales (3)............................              --             --          --           --         --             --
Issuances (3)........................              --             --          --           --         --             --
Settlements (3)......................              --             --         (35)          --         --            119
Transfers into Level 3 (4)...........              --             --          --           --         --             --
Transfers out of Level 3 (4).........              --             --          --           --         --             --
                                        -------------    ----------- -----------  ----------- ---------- --------------
Balance, December 31,................   $              1 $        -- $        53  $        -- $        1 $        2,679
                                        =============    =========== ===========  =========== ========== ==============
Changes in unrealized gains (losses)
 included in net income (loss): (5)
   Net investment income.............   $          --    $        -- $        --  $        -- $       -- $           --
   Net investment gains (losses).....   $          --    $        -- $        --  $        -- $       -- $           --
   Net derivative gains (losses).....   $          --    $        -- $        --  $        -- $       -- $        1,179

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)


                                         Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                      ----------------------------------------------------------------------------
                                                               Fixed Maturity Securities:
                                      ----------------------------------------------------------------------------
                                                                         State and
                                                                         Political
                                         U.S.      Foreign              Subdivision                       Foreign
                                       Corporate  Corporate     RMBS    Securities    CMBS       ABS     Government
                                      ----------  ---------  ---------  ----------- --------  ---------  ----------
                                                                      (In millions)
Year Ended December 31, 2011:
Balance, January 1,.................. $      162  $      91  $      41   $      --  $      7  $      55   $      4
Total realized/unrealized gains
 (losses) included in:
 Net income (loss): (1), (2)
   Net investment income.............         --         --         --          --        --         --         --
   Net investment gains (losses).....         --         --         --          --         1         --         --
   Net derivative gains (losses).....         --         --         --          --        --         --         --
 Other comprehensive income (loss)...         11         (3)        --          --        --          1         --
Purchases (3)........................         34         70         10          --         7         49         --
Sales (3)............................         (7)       (15)        (8)         --        (3)        (9)        (2)
Issuances (3)........................         --         --         --          --        --         --         --
Settlements (3)......................         --         --         --          --        --         --         --
Transfers into Level 3 (4)...........         --          3         --          --        --         --         --
Transfers out of Level 3 (4).........        (59)        (2)       (10)         --        --        (41)        --
                                      ----------  ---------  ---------   ---------  --------  ---------   --------
Balance, December 31,................ $      141  $     144  $      33   $      --  $     12  $      55   $      2
                                      ==========  =========  =========   =========  ========  =========   ========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
   Net investment income............. $       --  $      --  $      --   $      --  $     --  $      --   $     --
   Net investment gains (losses)..... $       --  $      --  $      --   $      --  $     --  $      --   $     --
   Net derivative gains (losses)..... $       --  $      --  $      --   $      --  $     --  $      --   $     --

                                            Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                      ------------------------------------------------------------------------------------
                                      Equity Securities:                     Net Derivatives: (6)
                                      ------------------             -------------------------------------
                                             Non-                                    Foreign
                                          redeemable                                 Currency                    Net
                                          Preferred      Short-term                  Exchange                 Embedded
                                            Stock        Investments Interest Rate     Rate       Credit   Derivatives (7)
                                      ------------------ ----------- ------------- -----------  ---------- ---------------
                                                                         (In millions)
Year Ended December 31, 2011:
Balance, January 1,..................   $            1   $        6  $        (48) $        --  $        1  $        751
Total realized/unrealized gains
 (losses) included in:
 Net income (loss): (1), (2)
   Net investment income.............               --           --            --           --          --            --
   Net investment gains (losses).....               (1)          --            --           --          --            --
   Net derivative gains (losses).....               --           --             9           --          --           510
 Other comprehensive income (loss)...                1           --           135           --          --            --
Purchases (3)........................               --           --            --           --          --            --
Sales (3)............................               --           (6)           --           --          --            --
Issuances (3)........................               --           --            --           --          --            --
Settlements (3)......................               --           --            (9)          --          --           143
Transfers into Level 3 (4)...........               --           --            --           --          --            --
Transfers out of Level 3 (4).........               --           --            --           --          --            --
                                        --------------   ----------  ------------  -----------  ----------  ------------
Balance, December 31,................   $            1   $       --  $         87  $        --  $        1  $      1,404
                                        ==============   ==========  ============  ===========  ==========  ============
Changes in unrealized gains (losses)
 included in net income (loss): (5)
   Net investment income.............   $           --   $       --  $         --  $        --  $       --  $         --
   Net investment gains (losses).....   $           (1)  $       --  $         --  $        --  $       --  $         --
   Net derivative gains (losses).....   $           --   $       --  $         --  $        --  $       --  $        520

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)


                                        Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                      ----------------------------------------------------------------------------
                                                               Fixed Maturity Securities:
                                      ----------------------------------------------------------------------------
                                                                          State and
                                                                          Political
                                         U.S.       Foreign              Subdivision                     Foreign
                                       Corporate   Corporate     RMBS    Securities    CMBS      ABS    Government
                                      -----------  ---------  ---------  ----------- -------- --------- ----------
                                                                     (In millions)
Year Ended December 31, 2010:
Balance, January 1,.................. $       139  $      70  $      30   $      1   $      1 $      38 $      --
Total realized/unrealized gains
 (losses) included in:
 Net income (loss): (1), (2)
   Net investment income.............          --         --         --         --         --        --        --
   Net investment gains (losses).....          --          1         --         --         --        --        --
   Net derivative gains (losses).....          --         --         --         --         --        --        --
 Other comprehensive income (loss)...           4          7          7         --          1         4        --
Purchases, sales, issuances and
 settlements (3).....................          --         38        (11)        --          5        13         4
Transfers into Level 3 (4)...........          24         --         15         --         --        --        --
Transfers out of Level 3 (4).........          (5)       (25)        --         (1)        --        --        --
                                      -----------  ---------  ---------   --------   -------- --------- ---------
Balance, December 31,................ $       162  $      91  $      41   $     --   $      7 $      55 $       4
                                      ===========  =========  =========   ========   ======== ========= =========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
   Net investment income............. $        --  $      --  $       1   $     --   $     -- $      -- $      --
   Net investment gains (losses)..... $        --  $      --  $      --   $     --   $     -- $      -- $      --
   Net derivative gains (losses)..... $        --  $      --  $      --   $     --   $     -- $      -- $      --

                                               Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                      -----------------------------------------------------------------------------------------
                                      Equity Securities:                           Net Derivatives: (6)
                                      ------------------                   -----------------------------------
                                             Non-                                        Foreign
                                          redeemable                                     Currency                     Net
                                          Preferred           Short-term     Interest    Exchange                  Embedded
                                            Stock             Investments      Rate        Rate       Credit    Derivatives (7)
                                      ------------------     ------------- -----------  ----------- ----------  ---------------
                                                                            (In millions)
Year Ended December 31, 2010:
Balance, January 1,..................        $             1 $          -- $        --  $        -- $        3   $        536
Total realized/unrealized gains
 (losses) included in:
 Net income (loss): (1), (2)
   Net investment income.............          --                       --          --           --         --             --
   Net investment gains (losses).....          --                       --          --           --         --             --
   Net derivative gains (losses).....          --                       --          --           --         (1)           112
 Other comprehensive income (loss)...          --                       --         (48)          --         --             --
Purchases, sales, issuances and
 settlements (3).....................          --                        6          --           --         (1)           103
Transfers into Level 3 (4)...........          --                       --          --           --         --             --
Transfers out of Level 3 (4).........          --                       --          --           --         --             --
                                             ----            ------------- -----------  ----------- ----------   ------------
Balance, December 31,................        $  1            $           6 $       (48) $        -- $        1   $        751
                                             ====            ============= ===========  =========== ==========   ============
Changes in unrealized gains (losses)
 included in net income (loss): (5)
   Net investment income.............        $ --            $          -- $        --  $        -- $       --   $         --
   Net investment gains (losses).....        $ --            $          -- $        --  $        -- $       --   $         --
   Net derivative gains (losses).....        $ --            $          -- $        --  $        -- $       (1)  $        120

--------

(1)Amortization of premium/discount is included within net investment income. Impairments charged to net income (loss) on securities are included in net investment gains (losses). Lapses associated with net embedded derivatives are included in net derivative gains (losses).

(2)Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

(3)The amount reported within purchases, sales, issuances and settlements is the purchase or issuance price and the sales or settlement proceeds based upon the actual date purchased or issued and sold or settled, respectively. Items purchased/issued and sold/settled in the same period are excluded from the rollforward. Fees attributed to embedded derivatives are included in settlements.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)


(4)Gains and losses, in net income (loss) and OCI, are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and then out of Level 3 in the same period are excluded from the rollforward.

(5)Relates to assets and liabilities still held at the end of the respective periods.

(6)Freestanding derivative assets and liabilities are presented net for purposes of the rollforward.

(7)Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

Nonrecurring Fair Value Measurements

  The following table presents information for assets measured at estimated fair value on a nonrecurring basis during the periods presented; that is, they are not measured at fair value on a recurring basis but are subject to fair value adjustments only in certain circumstances (for example, when there is evidence of impairment). The estimated fair values for these assets were determined using significant unobservable inputs (Level 3).

                                                                                            Years Ended December 31,
                                                   -----------------------------------------------------------------------
                                                                  2012                                2011
                                                   ----------------------------------- -----------------------------------
                                                    Carrying    Carrying                Carrying    Carrying
                                                      Value       Value                   Value       Value
                                                    Prior to      After       Gains     Prior to      After       Gains
                                                   Measurement Measurement    (Losses) Measurement Measurement    (Losses)
                                                   ----------- ----------- ----------- ----------- ----------- -----------
                                                                                                  (In millions)
Other limited partnership interests (1)...........   $   --      $   --      $   --      $   --      $   --      $   --
Real estate joint ventures (2)....................   $   --      $   --      $   --      $   --      $   --      $   --

                                                   ------------------------------------
                                                                  2010
                                                   -----------------------------------
                                                    Carrying    Carrying
                                                      Value       Value
                                                    Prior to      After       Gains
                                                   Measurement Measurement    (Losses)
                                                   ----------- ----------- -----------

Other limited partnership interests (1)...........    $   4       $   3      $   (1)
Real estate joint ventures (2)....................    $   3       $   1      $   (2)

--------

(1)These investments were accounted for using the cost method. Estimated fair value is determined from information provided in the financial statements of the underlying entities including NAV data. These investments include private equity and debt funds that typically invest primarily in various strategies including domestic and international leveraged buyout funds; power, energy, timber and infrastructure development funds; venture capital funds; and below investment grade debt and mezzanine debt funds. Distributions will be generated from investment gains, from operating income from the underlying investments of the funds and from liquidation of the underlying assets of the funds. It is estimated that the underlying assets of the funds will be liquidated over the next two to 10 years.

(2)These investments were accounted for using the cost method. Estimated fair value is determined from information provided in the financial statements of the underlying entities including NAV data. These investments include several real estate funds that typically invest primarily in commercial real estate. Distributions will be generated from investment gains, from operating income from the underlying investments of the funds and from liquidation of the underlying assets of the funds. It is estimated that the underlying assets of the funds will be liquidated over the next two to 10 years.

Fair Value of Financial Instruments Carried at Other Than Fair Value

  The following tables provide fair value information for financial instruments that are carried on the balance sheet at amounts other than fair value. These tables exclude the following financial instruments: cash and cash equivalents, accrued investment income, payables for collateral under securities loaned and other transactions

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

and those short-term investments that are not securities, such as time deposits, and therefore are not included in the three level hierarchy table disclosed in the "-- Recurring Fair Value Measurements" section. The estimated fair value of these financial instruments, which are primarily classified in Level 2 and, to a lesser extent, in Level 1, approximate carrying value as they are short-term in nature such that the Company believes there is minimal risk of material changes in interest rates or credit quality. The tables below also exclude financial instruments reported at estimated fair value on a recurring basis. See "-- Recurring Fair Value Measurements." All remaining balance sheet amounts excluded from the table below are not considered financial instruments subject to this disclosure.

  The carrying values and estimated fair values for such financial instruments, and their corresponding placement in the fair value hierarchy, are summarized as follows at:

                                                                 December 31, 2012
                                              -------------------------------------------------------
                                                            Fair Value Hierarchy
                                                        -----------------------------
                                              Carrying                                Total Estimated
                                               Value     Level 1   Level 2   Level 3    Fair Value
                                              --------- --------- --------- --------- ---------------
                                                                   (In millions)
Assets:
Mortgage loans, net.......................... $   1,678 $      -- $      -- $   1,855    $   1,855
Policy loans................................. $     130 $      -- $      95 $      38    $     133
Real estate joint ventures................... $       7 $      -- $      -- $       9    $       9
Other limited partnership interests.......... $      12 $      -- $      -- $      13    $      13
Other invested assets........................ $     126 $      -- $     161 $      --    $     161
Premiums, reinsurance and other receivables.. $   5,387 $      -- $       2 $   6,195    $   6,197
Liabilities:
PABs......................................... $   7,497 $      -- $      -- $   8,237    $   8,237
Long-term debt............................... $      41 $      -- $      41 $      --    $      41
Other liabilities............................ $     169 $      -- $      13 $     156    $     169
Separate account liabilities................. $   1,030 $      -- $   1,030 $      --    $   1,030
Commitments: (1)
Mortgage loan commitments.................... $      -- $      -- $      -- $      --    $      --
Commitments to fund private corporate bond
 investments................................. $      -- $      -- $       8 $      --    $       8

                                                      December 31, 2011
                                                   -----------------------
                                                                Estimated
                                                    Carrying      Fair
                                                     Value        Value
                                                   ----------- -----------
                                                        (In millions)
     Assets:
     Mortgage loans, net.......................... $     1,508 $     1,617
     Policy loans................................. $       102 $       104
     Real estate joint ventures................... $         7 $         8
     Other limited partnership interests.......... $         9 $        11
     Other invested assets........................ $       125 $       139
     Premiums, reinsurance and other receivables.. $     5,379 $     6,167
     Liabilities:
     PABs......................................... $     6,316 $     6,954
     Long-term debt............................... $        42 $        50
     Other liabilities............................ $       147 $       147
     Separate account liabilities................. $       985 $       985
     Commitments: (1)
     Mortgage loan commitments.................... $        -- $        --
     Commitments to fund private corporate bond
      investments................................. $        -- $         9

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

--------

(1)Commitments are off-balance sheet obligations. Negative estimated fair values represent off-balance sheet liabilities. See Note 12 for additional information on these off-balance sheet obligations.

  The methods, assumptions and significant valuation techniques and inputs used to estimate the fair value of financial instruments are summarized as follows:

 Mortgage Loans

  The estimated fair value of mortgage loans is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk.

 Policy Loans

  Policy loans with fixed interest rates are classified within Level 3. The estimated fair values for these loans are determined using a discounted cash flow model applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed by applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. Policy loans with variable interest rates are classified within Level 2 and the estimated fair value approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

 Real Estate Joint Ventures and Other Limited Partnership Interests

  The amounts disclosed in the preceding tables consist of those investments accounted for using the cost method. The estimated fair values for such cost method investments are generally based on the Company's share of the NAV as provided in the financial statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments.

 Other Invested Assets

  Other invested assets within the preceding tables are principally comprised of loans to affiliates. The estimated fair value of loans to affiliates is determined by discounting the expected future cash flows using market interest rates currently available for instruments with similar terms and remaining maturities.

 Premiums, Reinsurance and Other Receivables

  Premiums, reinsurance and other receivables in the preceding tables are principally comprised of certain amounts recoverable under reinsurance agreements and amounts receivable for securities sold but not yet settled.

  Amounts recoverable under ceded reinsurance agreements, which the Company has determined do not transfer significant risk such that they are accounted for using the deposit method of accounting, have been classified as Level 3. The valuation is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using interest rates determined to reflect the appropriate credit standing of the assuming counterparty.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)


  PABs

  PABs in the preceding tables include investment contracts. Embedded derivatives on investment contracts and certain variable annuity guarantees accounted for as embedded derivatives are excluded from this caption in the preceding tables as they are separately presented in "-- Recurring Fair Value Measurements."

  The investment contracts primarily include fixed deferred annuities, fixed term payout annuities and total control accounts. The valuation of these investment contracts is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using current market risk-free interest rates adding a spread to reflect the nonperformance risk in the liability.

  Long-term Debt

  The Company evaluates the specific terms, facts and circumstances of long-term debt to determine the appropriate estimated fair values, which are not materially different from the carrying values.

  Other Liabilities

  Other liabilities consist primarily of interest payable, amounts due for securities purchased but not yet settled and funds withheld amounts payable, which are contractually withheld by the Company in accordance with the terms of the reinsurance agreements. The Company evaluates the specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which are not materially different from the carrying values.

  Separate Account Liabilities

  Separate account liabilities included in the preceding tables represent those balances due to policyholders under contracts that are classified as investment contracts.

  Separate account liabilities classified as investment contracts primarily represent variable annuities with no significant mortality risk to the Company such that the death benefit is equal to the account balance and certain contracts that provide for benefit funding.

  Since separate account liabilities are fully funded by cash flows from the separate account assets which are recognized at estimated fair value as described in the section "-- Recurring Fair Value Measurements," the value of those assets approximates the estimated fair value of the related separate account liabilities. The valuation techniques and inputs for separate account liabilities are similar to those described for separate account assets.

  Mortgage Loan Commitments and Commitments to Fund Private Corporate Bond Investments

  The estimated fair values for mortgage loan commitments that will be held for investment and commitments to fund private corporate bonds that will be held for investment reflected in the above tables represent the difference between the discounted expected future cash flows using interest rates that incorporate current credit risk for similar instruments on the reporting date and the principal amounts of the commitments.

8. Long-term Debt

  In December 2010, Greater Sandhill I, LLC ("Greater Sandhill"), an affiliate, issued to a third party long-term notes for $45 million maturing in 2030 with an interest rate of 7.03%. The notes were issued in exchange for

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

certain investments, which are included in other invested assets. During the years ended December 31, 2012 and 2011, Greater Sandhill repaid $1 million and $3 million of the long term notes. The outstanding balance of the notes was $41 million and $42 million at December 31, 2012 and 2011, respectively.

  The aggregate maturities of long-term debt at December 31, 2012 are $1 million in each of 2013, 2014, 2015, 2016 and 2017 and $36 million thereafter.

  Interest expense related to the Company's indebtedness included in other expenses was $3 million, $3 million and less than $1 million for the years ended December 31, 2012, 2011 and 2010, respectively.

9. Equity

Statutory Equity and Income

  Each U.S. insurance company's state of domicile imposes risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). Regulatory compliance is determined by a ratio of a company's total adjusted capital, calculated in the manner prescribed by the NAIC ("TAC") to its authorized control level RBC, calculated in the manner prescribed by the NAIC ("ACL RBC"). Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC ("Company Action RBC"). TAC for MLI-USA, was in excess of five times Company Action RBC for all periods presented.

  MLI-USA prepares statutory-basis financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of its state of domicile. The NAIC has adopted the Codification of Statutory Accounting Principles ("Statutory Codification"). Statutory Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. Modifications by state insurance departments may impact the effect of Statutory Codification on the statutory capital and surplus of MLI-USA.

  Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt, reporting of reinsurance agreements and valuing securities on a different basis.

  In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by MLI-USA are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within three years.

  Statutory net income (loss) of MLI-USA, a Delaware domiciled insurer, was $84 million, $178 million and $2 million for the years ended December 31, 2012, 2011 and 2010, respectively. Statutory capital and surplus was $1.7 billion at both December 31, 2012 and 2011. All such amounts are derived from the statutory-basis financial statements as filed with the Delaware Department of Insurance.

Dividend Restrictions

  Under Delaware State Insurance Law, MLI-USA is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend to MICC as long as the amount of the dividend when aggregated with all other

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

dividends in the preceding 12 months does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its net statutory gain from operations for the immediately preceding calendar year (excluding realized capital gains). MLI-USA will be permitted to pay a dividend to MICC in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Delaware Commissioner of Insurance (the "Delaware Commissioner") and the Delaware Commissioner either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as "unassigned funds (surplus)") as of the immediately preceding calendar year requires insurance regulatory approval. Under Delaware State Insurance Law, the Delaware Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. During the years ended December 31, 2012, 2011 and 2010, MLI-USA did not pay dividends to MICC. Because MLI-USA's statutory unassigned funds were negative at December 31, 2012, MLI-USA cannot pay any dividends in 2013 without prior regulatory approval.

Other Comprehensive Income (Loss)

  The following table sets forth the balance and changes in AOCI including reclassification adjustments required for the years ended December 31, 2012, 2011 and 2010 in OCI that are included as part of net income for the current year that have been reported as a part of OCI in the current or prior year:

                                                                                  Years Ended December 31,
                                                                                 -------------------------
                                                                                   2012     2011     2010
                                                                                 -------  -------  -------
                                                                                       (In millions)
Holding gains (losses) on investments arising during the year................... $   385  $   933  $   346
Income tax effect of holding gains (losses).....................................    (135)    (326)    (122)
Reclassification adjustments for recognized holding (gains) losses included in
  current year income                                                                (25)      (9)     (47)
Income tax effect of reclassification adjustments...............................       9        4       17
Allocation of holding (gains) losses on investments relating to other
  policyholder amounts..........................................................     (13)     (28)     (75)
Income tax effect of allocation of holding (gains) losses to other policyholder
  amounts.......................................................................       5        9       26
                                                                                 -------  -------  -------
Net unrealized investment gains (losses), net of income tax.....................     226      583      145
Foreign currency translation adjustments, net of income tax expense (benefit)
  of $0, $0 and $0..............................................................      (1)      (1)      --
                                                                                 -------  -------  -------
Other comprehensive income (loss), net of income tax............................ $   225  $   582  $   145
                                                                                 =======  =======  =======

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)


10. Other Expenses

  Information on other expenses was as follows:

                                                   Years Ended December 31,
                                               -------------------------------
                                                  2012       2011       2010
                                               ---------  ---------  ---------
                                                        (In millions)
 Compensation................................. $     297  $     234  $     221
 Commissions..................................       809      1,253        774
 Volume-related costs.........................       118        121         92
 Affiliated interest costs on ceded
   reinsurance................................       211        211        102
 Capitalization of DAC........................      (805)    (1,247)      (769)
 Amortization of DAC..........................       773        681        367
 Interest expense on debt and debt issuance
   costs......................................         3          3         --
 Premium taxes, licenses and fees.............        52         56         34
 Professional services........................        18         16         13
 Rent.........................................        30         25         25
 Other........................................       297        242        220
                                               ---------  ---------  ---------
   Total other expenses....................... $   1,803  $   1,595  $   1,079
                                               =========  =========  =========

Capitalization and Amortization of DAC

  See Note 1 for information on the retrospective application of the adoption of new accounting guidance related to DAC. See Note 3 for additional information on DAC including impacts of capitalization and amortization.

Affiliated Expenses

  Commissions, capitalization of DAC and amortization of DAC include the impact of affiliated reinsurance transactions. See Notes 4, 8 and 13 for discussion of affiliated expenses included in the table above.

11. Income Tax

  The provision for income tax was as follows:

                                                          Years Ended December 31,
                                                        ----------------------------
                                                          2012      2011      2010
                                                        --------  --------  --------
                                                                (In millions)
Current:
  Federal.............................................. $    (80) $    (44) $    (18)
Deferred:
  Federal..............................................      439       242        84
                                                        --------  --------  --------
   Provision for income tax expense (benefit).......... $    359  $    198  $     66
                                                        ========  ========  ========

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)


  The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported was as follows:

                                                     Years Ended December 31,
                                                   ----------------------------
                                                     2012      2011      2010
                                                   --------  --------  --------
                                                           (In millions)
Tax provision at U.S. statutory rate.............. $    416  $    255  $    113
Tax effect of:
  Tax-exempt investment income....................      (48)      (45)      (43)
  Prior year tax..................................       (3)       (5)       --
  Tax credits.....................................       (6)       (7)       (4)
                                                   --------  --------  --------
   Provision for income tax expense (benefit)..... $    359  $    198  $     66
                                                   ========  ========  ========

  Deferred income tax represents the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following at:

                                                           December 31,
                                                        ------------------
                                                          2012        2011
                                                        --------    --------
                                                           (In millions)
     Deferred income tax assets:
       Investments, including derivatives.............. $     52    $    283
       Loss and tax credit carryforwards...............       65          96
                                                        --------    --------
        Total gross deferred income tax assets.........      117         379
     Deferred income tax liabilities:
       DAC.............................................      818         800
       Policyholder liabilities and receivables........      285         120
       Net unrealized investment gains.................      495         374
       Other...........................................        3           3
                                                        --------    --------
        Total deferred income tax liabilities..........    1,601       1,297
                                                        --------    --------
        Net deferred income tax asset (liability)...... $ (1,484)   $   (918)
                                                        ========    ========

  Tax credit carryforwards of $65 million at December 31, 2012 will expire beginning in 2026.

  The Company participates in a tax sharing agreement with MetLife. Under this agreement, current federal income tax expense (benefit) is computed on a separate return basis and provides that members shall make payments or receive reimbursements to the extent that their income (loss) contributes to or reduces consolidated federal tax expense. Pursuant to this tax sharing agreement, the amounts due from affiliates include $138 million and $92 million for 2012 and 2011, respectively.

  Prior to 2011, the Company participated in a tax sharing agreement with MICC. Under this agreement, current federal income tax expense (benefit) is computed on a separate return basis and provides that members shall make payments or receive reimbursements to the extent that their income (loss) contributes to or reduces consolidated federal tax expense. Pursuant to this tax sharing agreement, the amounts due from affiliates include $25 million for 2010.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)


  Pursuant to Internal Revenue Service ("IRS") rules, MICC and its subsidiaries, including the Company, were excluded from MetLife's life/non-life consolidated federal tax return for the five years subsequent to MetLife's July 2005 acquisition of MICC. In 2011, MICC and its subsidiaries, including the Company, joined the consolidated return and became a party to the MetLife tax sharing agreement. Accordingly, the Company's losses will be eligible to be included in the consolidated return and the resulting tax savings to MetLife will generate a payment to the Company for the losses used.

  The Company files income tax returns with the U.S. federal government and various state and local jurisdictions. The Company is under continuous examination by the IRS and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction. With a few exceptions, the Company is no longer subject to U.S. federal, state and local income tax examinations by tax authorities for years prior to 2003. The IRS audit cycle for the years 2003 through 2005 and the period January 1, 2006 through October 11, 2006 (the date all of the outstanding stock of MLI-USA was acquired by MICC), which began in April 2010, is expected to conclude in 2013. In 2012, the Company and the IRS completed and settled substantially all the issues identified in the audit period October 12, 2006 through December 31, 2006. One issue not settled is under review at the IRS Appeals Division.

  The U.S. Treasury Department and the IRS have indicated that they intend to address through regulations the methodology to be followed in determining the dividends received deduction ("DRD"), related to variable life insurance and annuity contracts. The DRD reduces the amount of dividend income subject to tax and is a significant component of the difference between the actual tax expense and expected amount determined using the federal statutory tax rate of 35%. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For the years ended December 31, 2012 and 2011, the Company recognized an income tax benefit of $52 million and $46 million, respectively, related to the separate account DRD. The 2012 benefit included a benefit of $4 million related to a true-up of the 2011 tax return. The 2011 benefit included a benefit of $1 million related to a true-up of the 2010 tax return.

12. Contingencies, Commitments and Guarantees

Contingencies

 Litigation

  Unclaimed Property Inquiries

  In April 2012, MetLife, for itself and on behalf of entities including MetLife Investors USA Insurance Company, reached agreements with representatives of the U.S. jurisdictions that were conducting audits of MetLife and certain of its affiliates for compliance with unclaimed property laws, and with state insurance regulators directly involved in a multistate targeted market conduct examination relating to claim-payment practices and compliance with unclaimed property laws. As of year-end 2012, the unclaimed property regulators of 39 states and the District of Columbia, and the insurance regulators of 48 states and the District of Columbia have accepted the respective agreements. Pursuant to the agreements, MetLife will, among other things, take specified action to identify liabilities under life insurance, annuity, and retained asset contracts, to adopt specified procedures for seeking to contact and pay owners of the identified liabilities, and, to the extent that it is unable to locate such owners, to escheat these amounts with interest at a specified rate to the appropriate states. On November 14, 2012, the West

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

Virginia Treasurer filed an action against the Company in West Virginia state court, alleging that the Company violated the West Virginia Uniform Unclaimed Property Act, seeking to compel compliance with the Act, and seeking payment of unclaimed property, interest, and penalties. At least one other jurisdiction is pursuing a similar market conduct examination. It is possible that other jurisdictions may pursue similar examinations, audits, or lawsuits and that such actions may result in additional payments to beneficiaries, additional escheatment of funds deemed abandoned under state laws, administrative penalties, interest, and/or further changes to the Company's procedures. The Company is not currently able to estimate these additional possible costs.

  Sales Practices Claims

  Over the past several years, the Company has faced claims and regulatory inquires and investigations, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for sales practices matters.

  Summary

  Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor, and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

  It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters, very large and/or indeterminate amounts, including punitive and treble damages, are sought. Although, in light of these considerations it is possible that an adverse outcome in certain cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's consolidated net income or cash flows in particular annual periods.

Insolvency Assessments

  Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)


  Assets and liabilities held for insolvency assessments were as follows:

                                                           December 31,
                                                        -------------------
                                                          2012      2011
                                                        --------- ---------
                                                           (In millions)
     Other Assets:
       Premium tax offset for future undiscounted
        assessments.................................... $       6 $       4
       Premium tax offsets currently available for
        paid assessments...............................         1         1
                                                        --------- ---------
                                                        $       7 $       5
                                                        ========= =========
     Other Liabilities:
       Insolvency assessments.......................... $      13 $      11
                                                        ========= =========

Commitments

 Commitments to Fund Partnership Investments

  The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were $446 million and $489 million at December 31, 2012 and 2011, respectively. The Company anticipates that these amounts will be invested in partnerships over the next five years.

 Mortgage Loan Commitments

  The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $59 million and $3 million at December 31, 2012 and 2011, respectively.

 Commitments to Fund Private Corporate Bond Investments

  The Company commits to lend funds under private corporate bond investments. The amounts of these unfunded commitments were $72 million and $64 million at December 31, 2012 and 2011, respectively.

Guarantees

  In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities, and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)


  In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

  The Company had no liability for indemnities, guarantees and commitments at both December 31, 2012 and 2011.

13. Related Party Transactions

Service Agreements

  The Company has entered into various agreements with affiliates for services necessary to conduct its activities. Typical services provided under these agreements include management, policy administrative functions, personnel, investment advice and distribution services. For certain agreements, charges are based on various performance measures or activity-based costing. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual incidence of cost incurred by the Company and/or affiliate. Expenses incurred with affiliates related to these agreements, recorded in other expenses, were $1.4 billion, $1.6 billion and $1.1 billion for the years ended December 31, 2012, 2011 and 2010, respectively. Revenues received from affiliates related to these agreements, recorded in universal life and investment-type product policy fees, were $150 million, $115 million and $83 million for the years ended December 31, 2012, 2011 and 2010, respectively. Revenues received from affiliates related to these agreements, recorded in other revenues, were $133 million, $97 million and $63 million for the years ended December 31, 2012, 2011 and 2010, respectively.

  The Company had net receivables from affiliates of $125 million and $149 million at December 31, 2012 and 2011, respectively, related to the items discussed above. These amounts exclude affiliated reinsurance balances discussed in Note 4.

  See Notes 4 and 5 for additional information on related party transactions.

14. Subsequent Event

  The Company has evaluated events subsequent to December 31, 2012, through April 8, 2013, which is the date these consolidated financial statements were available to be issued, and has determined there are no material subsequent events requiring adjustment to or disclosure in the financial statements.

PART C

                                OTHER INFORMATION

Item 24.    FINANCIAL STATEMENTS AND EXHIBITS

a.          Financial Statements


The following financial statements comprising each of the Sub-Accounts of the Separate Account are included in Part B hereof:

        1.  Report of Independent Registered Public Accounting Firm.

        2.  Statements of Assets and Liabilities as of December 31, 2012.

        3.  Statements of Operations for the year ended December 31, 2012.

        4. Statements of Changes in Net Assets for the years ended December 31, 2012 and 2011.

        5.  Notes to the Financial Statements.

The following consolidated financial statements of the Company are included in Part B hereof:


        1.  Independent Auditors' Report.

        2.  Consolidated Balance Sheets as of December 31, 2012 and 2011.

        3. Consolidated Statements of Operations for the years ended December 31, 2012, 2011 and 2010.

        4. Consolidated Statements of Comprehensive Income for the years ended December 31, 2012, 2011 and 2010.

        5. Consolidated Statements of Stockholder's Equity for the years ended December 31, 2012, 2011 and 2010.

        6. Consolidated Statements of Cash Flows for the years ended December 31, 2012, 2011 and 2010.

        7.  Notes to the Consolidated Financial Statements.


b.            Exhibits

1. Certification of Restated Resolution of the Board of Directors of the Company authorizing the establishment of the Separate Account (adopted May 18, 2004) (4)

2.          Not applicable

3.   (i)    Form of Principal Underwriter's Agreement (2)

     (ii) Form of Enterprise Selling Agreement 02-10 (MetLife Investors Distribution Company Sales Agreement) (11)

     (iii) Form of Enterprise Selling Agreement 09-12 (MetLife Investors Distribution Company Sales Agreement) (17)

     (iv)   Agreement and Plan of Merger (12-01-04) (MLIDC into GAD) (5)

4.   (i)    Form of 226 RI Contract (1)

     (ii)   Form of 226 RI Certificate and Riders (1)

     (iii) 403(b) Nationwide Tax Sheltered Annuity Endorsement (MLIU-398-3 (12/08)) (13)

     (iv) MetLife Investors USA Insurance Company 457(B) Plan Endorsement (Governmental and Tax-Exempt). MLIU-457-2 (5/11) (16)

5.   (i)    Form of Group Variable Annuity Application (1)

     (ii)   Form of Certificate Variable Annuity Application (1)

6.   (i)    Copy of Restated Articles of Incorporation of the Company (4)

     (ii)   Copy of the By-Laws of the Company (4)

     (iii) Certificate of Amendment of Certificate of Incorporation filed 10/01/79 and signed 9/27/79 (4)

     (iv) Certificate of Change of Location of Registered Office and/or Registered Agent filed 2/26/80 and effective 2/8/80 (4)

     (v) Certificate of Amendment of Certificate of Incorporation signed 4/26/83 and certified 2/12/85 (4)

     (vi) Certificate of Amendment of Certificate of Incorporation filed 10/22/84 and signed 10/19/84 (4)

     (vii) Certificate of Amendment of Certificate of Incorporation certified 8/31/94 and adopted 6/13/94 (4)

     (viii) Certificate of Amendment of Certificate of Incorporation of Security First Life Insurance Company (name changed to MetLife Investors USA Insurance Company) filed 1/8/01 and signed 12/18/00 (4)

7.   (i)    Reinsurance Agreement between MetLife Investors USA Insurance
            Company and Metropolitan Life Insurance Company (3)

     (ii) Automatic Reinsurance Agreement between MetLife Investors USA Insurance Company and Exeter Reassurance Company, Ltd. (3)

     (iii) Reinsurance Agreement and Administrative Services Agreement between Metlife Investors USA Insurance Company and Metropolitan Life Insurance Company (effective January 1, 2006) (6)

8.   (i)    (a)  Participation Agreement among The Alger American Fund, Fred
                 Alger and Company, Incorporated and Security First Life
                 Insurance Company dated April 13, 1995 (12)

            (b)  Amendment dated April 30, 2010 (14)

     (ii)   (a)  Fund Participation Agreement among American Funds Insurance
                 Series, Capital Research and Management Company and MetLife Investors USA Insurance Company dated April 29, 2003; First Amendment dated November 1, 2005 (7)

            (b)  Second Amendment dated January 1, 2007 (8)

            (c)  Amendment dated April 30, 2010 (13)

     (iii)  (a)  Participation Agreement among Scudder Variable Life Investment
                 Fund and Security First Life Insurance Company, Inc. dated April 7, 1995 (12)

            (b)  Amendment dated April 30, 2010 (14)

     (iv)   (a)  Participation Agreement among Variable Insurance Products
                 Funds, Fidelity Distributor Corporation and Metlife Investors USA Insurance Company dated November 1, 2005 (7)

            (b) Summary Prospectus Agreement among Fidelity Distributors Corporation and MetLife Investors USA Insurance Company effective April 30, 2010 (13)

     (v)    (a)  Participation Agreement among Met Investors Series Trust, Met
                 Investors Advisory Corp., MetLife Investors Distribution Company and MetLife Investors USA Insurance Company dated February 12, 2001 (4)

            (b) First Amendment dated February 1, 2008; Second Amendment dated May 1, 2009 (10)

            (c) Amendment to each of the Participation Agreements currently in effect between Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution Company and Metropolitan Life Insurance Company, MetLife Insurance Company of Connecticut, MetLife Investors USA Insurance Company, MetLife Investors Insurance Company, First MetLife Investors Insurance Company, New England Life Insurance Company and General American Life Insurance Company effective April 30, 2010. (15)

     (vi) Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Investors USA Insurance Company dated August 31, 2007 (9)

            (a) Amendment to each of the Participation Agreements currently in effect between Metropolitan Series Fund, MetLife Advisers, LLC, MetLife Investors Distribution Company and Metropolitan Life Insurance Company, Metropolitan Tower Life Insurance Company, MetLife Insurance Company of Connecticut, MetLife Investors
                 USA Insurance Company, MetLife Investors Insurance Company, First MetLife Investors Insurance Company, New England Life Insurance Company and General American Life Insurance Company effective April 30, 2010. (15)

     (vii) Fund Participation Agreement among T. Rowe Price Growth Stock Fund, Inc., T. Rowe Price Investment Services, Inc., Security First

            Financial, Inc., Security First Life Separate Account A and Security First Life Insurance Company dated August 31, 1992 (12)

9.          Opinion and Consent of Counsel (5)

10. Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) (18)

11.         Not Applicable

12.         Not Applicable

13.         Powers of Attorney for MetLife Investors USA Insurance Company (18)

(1) All previously filed Exhibits to MetLife Investors USA Separate Account A Registration Statement and all Post-Effective Amendments thereto are specifically incorporated herein by reference.

(2) Incorporated herein by reference to Registrant's Pre-Effective Amendment No. 2 to Form N-4 (File Nos. 333-54464 and 811-03365) electronically filed on March 21, 2001.

(3) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-54464 and 811-03365) electronically filed on April 30, 2003.

(4) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 to Form N-4 (File Nos. 333-54464 and 811-03365) electronically filed on July 15, 2004.

(5) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 18 on Form N-4 (File Nos. 033-37128 and 811-03365) electronically filed on April 17, 2007.

(6) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 27 to Form N-4 (File Nos. 333-54466 and 811-03365) electronically filed on April 15, 2008.

(7) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-125756 and 811-03365) electronically filed on April 24, 2006.

(8) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 2 on Form N-4 (File Nos. 333-125756 and 811-03365) electronically filed on April 17, 2007.

(9) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 27 to Form N-4 (File Nos. 333-54464 and 811-03365) electronically filed on December 21, 2007.

(10) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 2 to Form N-4 (File Nos. 333-148869 and 811-03365) electronically filed on April 22, 2009.

(11) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 46 to Form N-4 (File Nos. 033-07094 and 811-03365) electronically filed on April 23, 2010.

(12) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 21 to Form N-4 (File Nos. 033-37128 and 811-03365) electronically filed on April 23, 2010.

(13) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 8 to Form N-4 (File Nos. 333-137968 and 811-03365) electronically filed on April 21, 2011.

(14) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 22 to Form N-4 (file Nos. 033-37128 and 811-03365) electronically filed on April 21, 2011.

(15) Incorporated herein by reference to Registrant's Initial Registration Statement on Form N-4 (file Nos. 333-179239 and 811-03365) electronically filed on January 30, 2012.


(16) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 23 to Form N-4 (File Nos. 033-37128 and 811-03365) electronically filed on April 13, 2012.

(17) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 12 to Form N-4 (File Nos. 333-176374 and 811-03365) electronically filed on April 10, 2013.

(18) Filed herewith. Powers of Attorney for Eric T. Steigerwalt, Susan A. Buffum, Elizabeth M. Forget, Jay S. Kaduson, Stephen M. Kessler,
     Lisa S. Kuklinski, Mark E. Rosenthal, Peter M. Carlson and James J. Reilly.

ITEM 25.    DIRECTORS AND OFFICERS OF THE DEPOSITOR

The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:

NAME AND PRINCIPAL BUSINESS ADDRESS   POSITIONS AND OFFICES WITH DEPOSITOR
-----------------------------------   ------------------------------------------
Eric Thomas Steigerwalt               Chairman of the Board, President,
501 Route 22                          Chief Executive Officer and Director
Bridgewater, NJ 07962

Susan Ann Buffum                      Director
10 Park Avenue
Morristown, NJ 07962

Jay Stuart Kaduson                    Vice President and Director
10 Park Avenue
Morristown, NY 07962

Elizabeth Mary Forget                 Executive Vice President and Director
1095 Avenue of the Americas
New York, NY 10036

Stephen Myles Kessler                 Director
300 Davidson Ave
Somerset, NJ 08873

Lisa Stella Kuklinski                 Director
1095 Avenue of the Americas
New York, NY 10036

Mark Elliot Rosenthal                 Director
5 Park Plaza, Suite 1900 EBS
Irvine, CA 92614

Peter M. Carlson                      Executive Vice President and Chief
1095 Avenue of the Americas           Accounting Officer
New York, NY 10036

Marlene B. Debel                      Treasurer
1095 Avenue of the Americas
New York, NY 10036

James J. Reilly                       Vice President-Finance
501 Boylston Street
Boston, MA 02116

Debora L. Buffington                  Vice President, Director of Compliance
5 Park Plaza
Suite 1900
Irvine, CA 92614

Enid M. Reichert                      Vice President and Appointed Actuary
501 Route 22
Bridgewater, NJ 07962

Jonathan L. Rosenthal                 Vice President, Chief Hedging Officer
10 Park Avenue
Morristown, NJ 07962

Jodi Anatole                          Vice President
1095 Avenue of the Americas
New York, NY 10036

Scott E. Andrews                      Vice President
4700 Westown Parkway
Suite 200
West Des Moines, IA 50266

Roberto Baron                         Vice President
1095 Avenue of the Americas
New York, NY 10036

Manish P. Bhatt                       Vice President
1095 Avenue of the Americas
New YOrk, NY 10036

Henry W. Blaylock                     Vice President
200 Park Ave., 12th Floor
New York, NY 10166

Lynn A. Dumais                        Vice President
18210 Crane Nest Dr
Tampa, FL 33647

Geoffrey A. Fradkin                   Vice President
501 Route 22
Bridgewater, NJ 08807

Jeffrey P. Halperin                   Vice President
1095 Avenue of the Americas
New York, NY 10036

Gregory E. Illson                     Vice President
501 Boylston Street
Boston, MA 02116

Rashid Ismail                         Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614

John J. Iwanicki                      Vice President
18210 Crane Nest Drive
Tampa, FL 33647

Karen A. Johnson                      Vice President
501 Boylston Street
Boston, MA 02116

Andrew Kaniuk                         Vice President
501 Route 22
Bridgewater, NJ 08807

Christopher A. Kremer                 Vice President
501 Boylston Street
Boston, MA 02116

Gene L. Lunman                        Vice President
1300 Hall Boulevard
Bloomfield, CT 06002-2910

Cynthia Mallett                       Vice President
One Financial Center, 20th Floor
Boston, MA 02111

Sabrina M. Model                      Vice President
501 Route 22
Bridgewater, NJ 08807

Mark S. Reilly                        Vice President
1300 Hall Boulevard
Bloomfield, CT 06002-2910

Michael F. Rogalski                   Vice President
501 Route 22
Bridgewater, NJ 08807

Robert L. Staffier                    Vice President
501 Boylston Street
Boston, MA 02116

Nan D. Tecotzky                       Vice President
200 Park Avenue, 12th Floor
New York, NY 10166

Marian J. Zeldin                      Vice President
501 Route 22
Bridgewater, NJ 08807

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR THE REGISTRANT

The Registrant is a separate account of MetLife Investors USA Insurance Company under Delaware insurance law. MetLife Investors USA Insurance Company is a wholly-owned direct subsidiary of MetLife Insurance Company of Connecticut which in turn is a direct subsidiary of MetLife, Inc., a publicly traded company. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc. No person is controlled by the Registrant.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                              AS OF DECEMBER 31, 2012

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2012. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.


A.    MetLife Group, Inc. (NY)

B.    MetLife Bank, National Association (USA)

      1. MetLife Home Loans LLC (DE)

C.    Exeter Reassurance Company, Ltd. (Cayman Islands)

D.    Metropolitan Tower Life Insurance Company (DE)


      1.    EntreCap Real Estate II LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by EntreCap Real Estate II LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            d)    PREFCO Vingt LLC (CT)

            e) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by EntreCap Real Estate II LLC and 1% general partnership is held by PREFCO Vingt LLC.

     2.     Plaza Drive Properties, LLC (DE)

     3.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

            d)    1320 Venture LLC (DE)

            e)    1320 GP LLC (DE)

            f) 1320 Owner LP (DE) - a 99.9% limited partnership of 1320 Owner LP is held by 1320 Venture LLC and 0.1% general partnership is held by 1320 GP LLC.

     4.     MetLife Reinsurance Company of Delaware (DE)

E. MetLife Chile Inversiones SpA (Chile) - 70.4345328853% of MetLife Chile Inversiones SpA is owned by MetLife, Inc., 26.6071557459% by American Life Insurance Company ("ALICO"), 2.9583113284% is owned by Inversiones MetLife Holdco Dos Limitada and 0.0000000404% is owned by Natilportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile) - 99.9969% of MetLife Chile Seguros de Vida S.A. is held by MetLife Chile Inversiones SpA and 0.0031% by International Technical and Advisory Services Limited.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile) - 99.99% of MetLife Chile Administradora de Mutuos Hipotecarios S.A. is owned by MetLife Chile Seguros de Vida S.A. and 0.01% is owned by MetLife Chile Inversiones SpA.

      2. Legal Chile S.A. (Chile) - 51% of Legal Chile S.A. is owned by MetLife Chile Inversiones SpA and the remaining interest is owned by a third party.

            a) Legalgroup S.A. (Chile) - 99% of Legalgroup S.A. is owned by Legal Chile S.A. and the remaining interest is owned by a third party.

F. Metropolitan Life Seguros de Vida S.A. (Uruguay) - 99.9994% of Metropolitan Life Seguros de Vida S.A. is owned by MetLife, Inc. and 0.0006% is owned by Oscar Schmidt.

G.    MetLife Securities, Inc. (DE)

H.    Enterprise General Insurance Agency, Inc. (DE)

I.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

J.    MetLife Investors Insurance Company (MO)

K.    First MetLife Investors Insurance Company (NY)

L.    Walnut Street Securities, Inc. (MO)

M.    Newbury Insurance Company, Limited (Bermuda)

N.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    MetLife Advisers, LLC (MA)

O.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  i) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  ii) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. MetLife India Insurance Company Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.


      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.99935% is owned by MetLife International Holdings, Inc. and 0.00065% is owned by Natiloporterm Holdings, Inc.


      5. MetLife Seguros de Vida S.A. (Argentina)- 96.7372% is owned by MetLife International Holdings, Inc. and 3.2628% is owned by Natiloportem Holdings, Inc.


      6. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 66.6617540% is owned by MetLife International Holdings, Inc., 33.3382457% is owned by MetLife Worldwide Holdings, Inc. and 0.0000003% is owned by Natiloportem Holdings, Inc.


      7.    MetLife Global, Inc. (DE)

      8. MetLife Administradora de Fundos Multipatrocinados Ltda. (Brazil) - 99.999998% of MetLife Administradora de Fundos Multipatrocinados Ltda. is owned by MetLife International Holdings, Inc. and 0.000002% by Natiloportem Holdings, Inc.

      9.    MetLife Services Limited (United Kingdom)

      10. MetLife Seguros de Retiro S.A. (Argentina) - 96.8488% is owned by MetLife International Holdings, Inc. and 3.1512% is owned by Natiloportem Holdings, Inc.

      11. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc. and 95% is owned by MetLife International Holdings Inc.

      12. Compania Previsional MetLife S.A. (Brazil) - 95.46% is owned by MetLife International Holdings, Inc. and 4.54% is owned by Natiloportem Holdings, Inc.

            a) MetLife Servicios S.A. (Argentina) - 18.87% of the shares of MetLife Servicios S.A. are held by Compania Previsional MetLife S.A., 79.88% is owned by MetLife Seguros de Vida S.A., 0.99% is held by Natiloportem Holdings, Inc. and 0.26% is held by MetLife Seguros de Retiro S.A.

      13.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Direct Co., LTD. (Japan)

            b)    MetLife Limited (Hong Kong)

      14.   MetLife International Limited, LLC (DE)

      15. MetLife Planos Odontologicos Ltda. (Brazil) - 99.999% is owned by MetLife International Holdings, Inc. and 0.001% is owned by Natiloportem Holdings, Inc.

      16.   MetLife Ireland Holdings One Limited (Ireland)

            a) MetLife Global Holdings Corporation S.A. de C.V. (Mexico) - 98.9% is owned by MetLife Ireland Holdings One Limited and 1.1% is owned by MetLife International Limited, LLC.

                  i)    MetLife Ireland Treasury Limited (Ireland)

                        a)    MetLife General Insurance Limited (Australia)

                        b)    MetLife Insurance Limited (Australia)

                              1)    The Direct Call Centre PTY Limited
                                    (Australia)

                              2)    MetLife Investments PTY Limited (Australia)

                                    aa)   MetLife Insurance and Investment Trust
                                          (Australia) - MetLife Insurance and
                                          Investment Trust is a trust vehicle,
                                          the trustee of which is MetLife
                                          Investments PTY Limited ("MIPL"). MIPL
                                          is a wholly owned subsidiary of
                                          MetLife Insurance Limited.

                  ii) Metropolitan Global Management, LLC (DE) - 99.7% is owned by MetLife Global Holdings Corporation, S.A. de C.V. and 0.3% is owned by MetLife International Holdings, Inc.

                        a) MetLife Pensiones Mexico S.A. (Mexico)- 97.4738% is owned by Metropolitan Global Management, LLC and 2.5262% is owned by MetLife International Holdings, Inc.

                        b) MetLife Mexico Servicios, S.A. de C.V. (Mexico) - 98% is owned by Metropolitan Global Management, LLC and 2% is owned by MetLife International Holdings, Inc.

                        c) MetLife Mexico S.A. (Mexico)- 99.050271% is owned by Metropolitan Global Management, LLC and 0.949729% is owned by MetLife International Holdings, Inc.

                              1) MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. and 0.01% is owned by MetLife Pensiones Mexico S.A.

                                    aa)    Met1 SIEFORE, S.A. de C.V. (Mexico)-
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    bb)    Met2 SIEFORE, S.A. de C.V. (Mexico)-
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    cc)    MetA SIEFORE Adicional, S.A. de C.V.
                                           (Mexico)- 99.99% is owned by MetLife
                                           Afore, S.A. de C.V. and 0.01% is
                                           owned by MetLife Mexico S.A.

                                    dd)    Met3 SIEFORE Basica, S.A. de C.V.
                                           (Mexico) - 99.99% is owned by MetLife
                                           Afore, S.A. de C.V. and 0.01% is
                                           owned by MetLife Mexico S.A.

                                    ee)    Met4 SIEFORE, S.A. de C.V. (Mexico) -
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    ff)    Met5 SIEFORE, S.A. de C.V. (Mexico) -
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                              2)    ML Capacitacion Comercial S.A. de C.V.
                                    (Mexico) - 99% is owned by MetLife Mexico
                                    S.A. and 1% is owned by MetLife Mexico
                                    Cares, S.A. de C.V.

                        d) MetLife Saengmyoung Insurance Co. Ltd. (also known as MetLife Insurance Company of Korea Limited (South Korea)- 14.64% is owned by MetLife Mexico, S.A. and 85.36% is owned by Metropolitan Global Management, LLC.

      17. Inversiones Metlife Holdco Dos Limitada (Chile)- 99% is owned by Metlife International Holdings, Inc. and 1% is owned by Natiloportem Holdings, Inc.

      18.   MetLife Asia Pacific Limited (Hong Kong)

P.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

      2.    St. James Fleet Investments Two Limited (Cayman Islands)

            a)    Park Twenty Three Investments Company (United Kingdom)

                  i) Convent Station Euro Investments Four Company (United Kingdom)

                        aa)    OMI MLIC Investments Limited (Cayman Islands)

      3.    CRB Co., Inc. (MA)

      4.    MLIC Asset Holdings II LLC (DE)

            a)    El Conquistador MAH II LLC (DE)

      5.    CC Holdco Manager (DE)

      6.    Alternative Fuel I, LLC (DE)

      7.    Transmountain Land & Livestock Company (MT)

      8.    MetPark Funding, Inc. (DE)

      9.    HPZ Assets LLC (DE)

      10.   Missouri Reinsurance, Inc. (Cayman Islands)

      11.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      12.   MetLife Real Estate Cayman Company (Cayman Islands)

      13.   MetCanada Investments Ltd. (Canada)

      14.   MetLife Private Equity Holdings, LLC (DE)

      15.   23rd Street Investments, Inc. (DE)

            a) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

            b) MetLife Capital, Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

      16.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      17.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      18.   MetLife Investments Asia Limited (Hong Kong)

      19. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      20. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      21.   New England Life Insurance Company (MA)

            a)    New England Securities Corporation (MA)

      22.   General American Life Insurance Company (MO)

            a)    GALIC Holdings LLC (DE)

      23.   Corporate Real Estate Holdings, LLC (DE)

      24. Ten Park SPC (Cayman Islands) - 1% voting control of Ten Park SPC is held by 23rd Street Investments, Inc.

      25.   MetLife Tower Resources Group, Inc. (DE)

      26.   Headland-Pacific Palisades, LLC (CA)

      27.   Headland Properties Associates (CA) - 1% is owned by
            Headland-Pacific Palisades, LLC and 99% is owned by Metropolitan Life Insurance Company.

      28.   WFP 1000 Holding Company GP, LLC (DE)

      29.   White Oak Royalty Company (OK)

      30.   500 Grant Street GP LLC (DE)

      31. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC.

      32.   MetLife Canada/MetVie Canada (Canada)

      33.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Investment Funds Services LLC (NJ)

                 i)   MetLife Associates LLC (DE)

      34.   Euro CL Investments LLC (DE)

      35.   MEX DF Properties, LLC (DE)

      36. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company

      37.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (United Kingdom)

      38.   Housing Fund Manager, LLC (DE)

            a) MTC Fund I, LLC (DE) 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            b) MTC Fund II, LLC (DE) - 0.01% of MTC Fund II, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            c) MTC Fund III, LLC (DE) - 0.01% of MTC Fund III, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

      39.   MLIC Asset Holdings LLC (DE)

      40.   85 Broad Street Mezzanine LLC (DE)

            a)   85 Broad Street LLC (DE)

      41.   The Building at 575 Fifth Avenue Mezzanine LLC (DE)

            a)   The Building at 575 Fifth LLC (DE)

      42. CML Columbia Park Fund I, LLC (DE)- 10% of membership interest is held by MetLife Insurance Company of Connecticut and 90% membership interest is held by Metropolitan Life Insurance Company.

      43. Para-Met Plaza Associates (FL)- 75% of the General Partnership is held by Metropolitan Life Insurance Company and 25% of the General Partnership is held by Metropolitan Tower Realty Company, Inc.

      44.   MLIC CB Holdings LLC (DE)

      45. Met II Office Mezzanine LLC (FL) - 10.4167% of the membership interest is owned by Metropolitan Tower Life Insurance Company and 89.5833% is owned by Metropolitan Life Insurance Company.

            a)   Met II Office, LLC (FL)

      46.   The Worthington Series Trust (DE)

      47. MetLife CC Member, LLC (DE) - 63.415% of MetLife CC Member, LLC is held by Metropolitan Life Insurance Company, 17.073% by MetLife Investors USA Insurance Company, 14.634% by MetLife Insurance Company of Connecticut and 4.878% by General American Life Insurance Company.

      48.   Oconee Hotel Company, LLC (DE)

      49.   Oconee Land Company, LLC (DE)

            a)  Oconee Land Development Company, LLC (DE)

            b)  Oconee Golf Company, LLC (DE)

            c)  Oconee Marina Company, LLC (DE)

      50.   1201 TAB Manager, LLC (DE)

      51. MetLife 1201 TAB Member, LLC (DE) - 66.67% of MetLife 1201 TAB Member, LLC is owned by Metropolitan Life Insurance Company, 18.18% is owned by MetLife Investors USA Insurance Company, 12.12% is owned by MetLife Insurance Company of Connecticut and 3.03% is owned by Metropolitan Property and Casualty Insurance Company.

      52. MetLife LHH Member, LLC (DE) - 69.23% of MetLife LHH Member, LLC is owned by Metropolitan Life Insurance Company, 19.78% is owned by MetLife Investors USA Insurance Company and 10.99% is owned by New England Life Insurance Company.

      53.   Ashton Southend GP, LLC (DE)

      54. Tremont Partners, LP (DE) - 99.9% LP interest of Tremont Partners, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Ashton Southend GP, LLC.

      55. Riverway Residential, LP (DE) - 99.9% LP interest of Riverway Residential, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      56. 10420 McKinley Partners, LP (DE) - 99.9% LP interest of 10420 McKinley Partners, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      57.   Ardrey Kell Townhomes, LLC (DE)

      58.   Boulevard Residential, LLC (DE)

      59.   465 N. Park Drive, LLC (DE)

Q.    MetLife Capital Trust IV (DE)

R. MetLife Insurance Company of Connecticut (CT) - 86.72% is owned by MetLife, Inc. and 13.28% by MetLife Investors Group, Inc.

      1.    MetLife Property Ventures Canada ULC (Canada)

      2.    Pilgrim Alternative Investments Opportunity Fund III Associates, LLC
            (CT) - 67% is owned by MetLife Insurance Company of Connecticut and 33% is owned by third party.

      3.    Metropolitan Connecticut Properties Ventures, LLC (DE)

      4.    MetLife Canadian Property Ventures LLC (NY)

      5.    Euro TI Investments LLC (DE)

      6.    Greenwich Street Investments, L.L.C. (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      7. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company of Connecticut.

      8.    Plaza LLC (CT)

            a)    Tower Square Securities, Inc. (CT)

      9.    TIC European Real Estate LP, LLC (DE)

      10.   MetLife European Holdings, LLC (DE)

            a)    MetLife Assurance Limited (United Kingdom)

      11.   Travelers International Investments Ltd. (Cayman Islands)

      12.   Euro TL Investments LLC (DE)

      13.   Corrigan TLP LLC (DE)

      14.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

      15. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company of Connecticut and Metropolitan Life Insurance Company.

      16.   MetLife Investors USA Insurance Company (DE)

            a)    MetLife Renewables Holding, LLC (DE)

                  i)    Greater Sandhill I, LLC (DE)

      17.   TLA Holdings II LLC (DE)

      18.   TLA Holdings III LLC (DE)

      19. MetLife Greenstone Southeast Venture, LLC (DE) - 95% of MetLife Greenstone Southeast Venture, LLC is owned by MetLife Insurance Company of Connecticut and 5% is owned by Metropolitan Connecticut Properties Ventures, LLC.

            a)    MLGP Lakeside, LLC (DE)

S.    MetLife Reinsurance Company of South Carolina (SC)

T.    MetLife Investment Management, LLC (DE)

U.    MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

V.    MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           a)    MetLife Services East Private Limited (India)

           b) MetLife Global Operations Support Center Private Limited (India) - 99.99999% is owned by MetLife Solutions Pte. Ltd. and 0.00001% is owned by Natiloportem Holdings, Inc.

W.    SafeGuard Health Enterprises, Inc. (DE)

      1.   MetLife Health Plans, Inc. (DE)

      2.   SafeGuard Health Plans, Inc. (CA)

      3.   SafeHealth Life Insurance Company (CA)

      4.   SafeGuard Health Plans, Inc. (FL)

      5.   SafeGuard Health Plans, Inc. (NV)

      6.   SafeGuard Health Plans, Inc. (TX)

X.    MetLife Capital Trust X (DE)

Y.    Cova Life Management Company (DE)

Z.    MetLife Reinsurance Company of Charleston (SC)

AA.   MetLife Reinsurance Company of Vermont (VT)

AB.   Delaware American Life Insurance Company (DE)

      1.    GBN, LLC (DE)

AC.   Federal Flood Certification LLC (TX)

AD.   American Life Insurance Company (ALICO) (DE)

      1.    MetLife ALICO Life Insurance K.K. (Japan)

               a)  Nagasaki Operation Yugen Kaisha (Japan)

               b)  Communication One Kabushiki Kaisha (Japan)

               c)  Financial Learning Kabushiki Kaisha (Japan)

      2.    MetLife Global Holding Company I GmbH (Swiss I) (Switzerland)

               a)  MetLife Global Holding Company II GmbH (Swiss II)
                   (Switzerland)

                   1) MetLife EU Holding Company Limited (Ireland) - 18.234% of MetLife EU Holding Company Limited is owned by ALICO and the remaining interest is owned by MetLife Global Holding Company II GmbH.

                       aa) MetLife Europe Limited (Ireland)

                           ii. MetLife Pension Trustees Limited (United Kingdom)

                       bb) Agenvita S.r.l. (Italy)

                       cc) MetLife Europe Insurance Limited (Ireland)

                       dd) MetLife Europe Services Limited (Ireland)

                       ee) MetLife Insurance Limited (United Kingdom)

                       ff) MetLife Limited (United Kingdom)

                       gg) MetLife Services, Sociedad Limitada (Spain)

                       hh) MetLife Insurance S.A./NV (Belgium) - 99.99999% of
                           MetLife Insurance S.A./NV is owned by MetLife EU Holding Company Limited and 0.00001% is owned by Natilportem Holdings, Inc.

                   2)  MetLife S.A. (France)

                       aa) Hestis S.A.(France) - 66.06% of Hestis S.A. is owned
                           by ALICO and the remaining interests are owned by third parties.

                       bb) MetLife Solutions S.A.S. (France)

      3. Pharaonic American Life Insurance Company (Egypt) - 84.125% of Pharaonic American Life Insurance Company is owned by ALICO and the remaining interests are owned by third parties.

      4.    MetLife Holdings (Cyprus) Limited (Cyprus)

      5.    ALICO Limited (Nigeria)

      6.    American Life Limited (Nigeria)

      7. American Life Insurance Company (Pakistan) Ltd. (Pakistan) - 81.96% of American Life Insurance Company (Pakistan) Ltd. is owned by ALICO and the remaining interests are owned by third parties.

      8. MetLife Emeklilik ve Hayat A.S. (Turkey) - 99.972% of MetLife Emeklilik ve Hayat A.S. is owned by ALICO and the remaining interests are owned by third parties.

      9.    ALICO Zhivotozastrahovat elno Druzestvo EAD (Bulgaria)

      10.   Amcico pojist'ovna a.s. (Czech Republic)

            (a)   Metlife pojist'ovna a.s. (Czech Republic)

      11.   American Life Insurance Company (Cyprus) Limited (Cyprus)

      12.   MetLife Alico Life Insurance Company S.A. (Greece)

            a) ALICO Mutual Fund Management Company (Greece) - 90% of ALICO Mutual Fund Management Company is owned by MetLife Alico Life Insurance Company S.A. (Greece) and the remaining interests are owned by third parties.

      13. AHICO First American Hungarian Insurance Company (Elso Amerikai-Magyar Biztosito) Zrt. (Hungary)

            a)    First Hungarian-American Insurance Agency Limited (Hungary)

            b)    Metlife Biztosito Zrt. (Hungary)

      14. AMPLICO Life-First American Polish Life Insurance & Reinsurance Company, S.A. (Poland)

            a)    Amplico Services Sp z.o.o. (Poland)

            b)    AMPLICO Towartzystwo Funduszky Inwestycyjnych, S.A. (Poland)

            c) AMPLICO Powszechne Towartzystwo Emerytalne S.A. (Poland) - 50% of AMPLICO Powszechne Towarzystwo Emerytalne S.A. is owned by AMPLICO Life-First American Polish Life Insurance & Reinsurance Company, S.A. and the remaining 50% is owned by ALICO.

      15. ALICO Asigurari Romania S.A. (Romania) - 99.99999726375% of ALICO Asigurari Romania S.A. is owned by American Life Insurance Company and the remaining 0.000001273625% is owned by International Technical and Advisory Services Limited.

            a) ALICO Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. (Romania) - 99.9748% of ALICO Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. is owned by ALICO Asigurari Romania S.A. and 0.0252% is owned by AMPLICO Services Sp z.o.o.

            b)    Metropolitan Training and Consulting S.R.L. (Romania)

            c) Metropolitan Life Asigurari S.A. (Romania) - 99.9999% of Metropolitan Life Asigurari S.A. is owned by ALICO Asigurari Romania S.A. and 0.0001% is owned by International Technical and Advisory Services Limited.

      16.   International Investment Holding Company Limited (Russia)

      17.   ALICO European Holdings Limited (Ireland)

            a)    ZAO Master D (Russia)

                  i) ZAO ALICO Insurance Company (Russia) - 51% of ZAO ALICO Insurance Company is owned by ZAO Master D and 49% is owned by ALICO.

      18.   MetLife Akcionarska Drustvoza za Zivotno Osiguranje (Serbia)
            - 99.96% of MetLife Akcionarska Drustvoza za Zivotno Osiguranje is owned by ALICO and the remaining 0.04% is owned by International Technical and Advisory Services Limited.

      19.   MetLife AMSLICO poist'ovna a.s. (Slovakia)

            a)    ALICO Services Central Europe s.r.o. (Slovakia)

            b)    ALICO Funds Central Europe sprav. spol., a.s. (Slovakia)

      20.   ALICO Gestora de Fondos y Planos de Pensiones S.A. (Spain)

      21.   ALICO Management Services Limited (United Kingdom)

      22.   ZEUS Administration Services Limited (United Kingdom)

      23. ALICO Trustees Ltd. (United Kingdom) - 50% of ALICO Trustees (UK) Ltd. is owned by ALICO and the remaining interest is owned by International Technical and Advisory Services Limited.

      24. PJSC ALICO Ukraine (Ukraine) - 99.9990% of PJSC ALICO Ukraine is owned by ALICO 0.0005% is owned by International Technical and Advisory Services Limited and the remaining 0.0005% is owned by Borderland Investment Limited.

      25.   Borderland Investment Limited (USA-Delaware)

            a)    ALICO Hellas Single Member Limited Liability Company (Greece)

      26.   International Technical and Advisory Services Limited (USA-Delaware)

      27.   ALICO Operations Inc. (USA-Delaware)

            a)    ALICO Asset Management Corp. (Japan)

      28. ALICO Compania de Seguros de Retiro, S.A. (Argentina) - 90% of ALICO Compania de Seguros de Retiro, S.A. is owned by ALICO and the remaining interest by International Technical & Advisory Services.

      29. ALICO Compania de Seguros, S.A. (Argentina) - 90% of ALICO Compania de Seguros, S.A. is owned by ALICO and the remaining interest by International Technical & Advisory Services.

      30. MetLife Colombia Seguros de Vida S.A. (Colombia) - 94.989997% of MetLife Colombia Seguros de Vida S.A. is owned by ALICO, 5.01% is owned by International Technical and Advisory Services Limited and the remaining interests are owned by third parties.

      31. ALICO Mexico Compania de Seguros de Vida, S.A. de C.V. (Mexico) - 99.999998% of ALICO Mexico Compania de Seguros de Vida, SA de CV is owned by ALICO and 0.000002% is owned by International Technical and Advisory Services Limited.

      32.   MetLife Seguros de Vida, S.A. (Uruguay)

      33. ALICO Properties, Inc. (USA-Delaware) - 51% of ALICO Properties, Inc. is owned by ALICO and the remaining interests are owned by third parties.

            a)    Global Properties, Inc. (USA-Delaware)

      34.   Alpha Properties, Inc. (USA-Delaware)

      35.   Beta Properties, Inc. (USA-Delaware)

      36.   Delta Properties Japan, Inc. (USA-Delaware)

      37.   Epsilon Properties Japan, Inc. (USA-Delaware)

      38.   Iris Properties, Inc. (USA-Delaware)

      39.   Kappa Properties Japan, Inc. (USA-Delaware)

1) The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

2) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

3) The MetLife, Inc. organizational chart does not include real estate joint ventures and partnerships of which MetLife, Inc. and/or its subsidiaries is an investment partner. In addition, certain inactive subsidiaries have also been omitted.

4) MetLife Services EEIG is a cost-sharing mechanism used in the EU for EU-affiliated members.

ITEM 27.    NUMBER OF CONTRACT OWNERS


As of January 31, 2013, there were 416,864 owners of qualified contracts and 187,319 owners of non-qualified contracts offered by the Registrant (MetLife Investors USA Separate Account A).


ITEM 28.    INDEMNIFICATION

The Depositor's parent, MetLife, Inc. has secured a Financial Institution Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. also maintains a Directors' and Officers' Liability and Corporate Reimbursement Insurance Policy with limits of $400 million under which the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter (the "Underwriter"), as well as certain other subsidiaries of MetLife are covered. A provision in MetLife, Inc.'s by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of certain organizations, including the Depositor and the Underwriter.

A director of the corporation shall not be personally liable to the corporation or its stockholders for monetary damages for breach of fiduciary duty as a director, except for liability (i) for any breach of the director's duty of loyalty to the corporation or its stockholders, (ii) for acts or omissions not in good faith or which would involve intentional misconduct or a knowing violation of law, (iii) under Section 174 of the Delaware General Corporation Law, or (iv) for any transaction from which the director derived any improper personal benefit. The foregoing sentence notwithstanding, if the Delaware General Corporation Law hereafter is amended to authorized further limitations of the liability of a director of a corporation, then a director of the corporation, in addition to the circumstances in which a director is not personally liable as set forth in the preceding sentence, shall be held free from liability to the fullest extent permitted by the Delaware General Corporation Law as so amended. Any repeal or modification of the foregoing provisions of this Article 7 by the stockholders of the corporation shall not adversely affect any right or protection of a director of the corporation existing at the time of such repeal or modification.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.    PRINCIPAL UNDERWRITER

      (a) MetLife Investors Distribution Company is the principal underwriter for the following investment companies (other than Registrant):

MetLife of CT Separate Account QPN for Variable Annuities
MetLife of CT Fund UL for Variable Life Insurance,
MetLife of CT Fund UL III for Variable Life Insurance
MetLife of CT Separate Account Eleven for Variable Annuities
Metropolitan Life Variable Annuity Separate Account II

Met Investors Series Trust
MetLife Investors Variable Annuity Account One
MetLife Investors Variable Life Account One

MetLife Investors USA Variable Life Account A
First MetLife Investors Variable Annuity Account One
General American Separate Account Eleven
General American Separate Account Twenty-Eight
General American Separate Account Twenty-Nine
General American Separate Account Two
Security Equity Separate Account Twenty-Six
Security Equity Separate Account Twenty-Seven
Metropolitan Life Separate Account E
Metropolitan Life Separate Account UL
Metropolitan Tower Separate Account One
Metropolitan Tower Separate Account Two
Paragon Separate Account A
Paragon Separate Account B
Paragon Separate Account C
Paragon Separate Account D

Metropolitan Series Fund

     (b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are the Officers and Directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 5 Park Plaza, Suite 1900, Irvine, CA 92614.


NAME AND PRINCIPAL BUSINESS ADDRESS   POSITIONS AND OFFICES WITH UNDERWRITER
-----------------------------------   ----------------------------------------------------------

Elizabeth Mary Forget                 Director and Executive Vice President
1095 Avenues of the Americas
New York, NY 10036

Paul A. LaPiana                       Director and Executive Vice President,
5 Park Plaza                          National Sales Manager-Life
Suite 1900
Irvine, CA 92614

Mark Elliot Rosenthal                 President
5 Park Plaza, Suite 1900 EBS
Irvine, CA 92614

Jay Stuart Kaduson                    Senior Vice President
10 Park Avenue
Morristown, NJ 07962

John G. Martinez                      Vice President, Chief Financial Officer
18210 Crane Nest Dr
Tampa, FL 33647

Marlene B. Debel                      Treasurer
1095 Avenue of the Americas
New York, NY 10036

Isaac Torres                          Secretary
1095 Avenue of the Americas
New York, NY 10036

Andrew G. Aiello                      Senior Vice President, Channel Head-
5 Park Plaza, Suite 1900              National Accounts
Irvine, CA 92614

Debora L. Buffington                  Vice President, Director of Compliance
5 Park Plaza
Suite 1900
Irvine, CA 92614

David DeCarlo                         Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Rashid Ismail                         Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Paul M. Kos                           Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Craig W. Markham                      Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128

Cathy A. Sturdivant                   Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Paulina Vakouros                      Vice President
200 Park Avenue, 40th Floor
New York, NY 10166

     (c) Compensation From the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:


                                                 (3)
                                          Compensation on
                                               Events
                              (2)         Occasioning the
       (1)             Net Underwriting    Deduction of a       (4)           (5)
Name of Principal        Discounts and     Deferred Sales    Brokerage       Other
   Underwriter            Commissions           Load        Commissions   Compensation
-----------------      ----------------   ---------------   -----------   ------------
MetLife Investors         $689,121,186         $0                $0          $0
Distribution Company


ITEM 30.    LOCATION OF ACCOUNTS AND RECORDS

     The following companies will maintain possession of the documents required by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:

          (a)  Registrant

          (b) MetLife Annuity Operations, 27000 Westown Parkway, Suite 200, West Des Moines, IA 50266

          (c) State Street Bank & Trust Company, 225 Franklin Street, Boston, MA 02110

          (d) MetLife Investors Distribution Company, 5 Park Plaza, Suite 1900, Irvine, CA 92614

          (e) MetLife Investors USA Insurance Company, 5 Park Plaza, Suite 1900, Irvine, CA 92614

          (f) Metropolitan Life Insurance Company, 18210 Crane Nest Drive, Tampa, FL 33647

          (g) Metropolitan Life Insurance Company, 501 Boylston Street, Boston, MA 02116

          (h)  Metropolitan Life Insurance Company, 200 Park Avenue, NY 10166

          (i) Metropolitan Life Insurance Company, 1125 17th Street, Denver, CO 80202

ITEM 31.    MANAGEMENT SERVICES

Not Applicable.

ITEM 32.    UNDERTAKINGS

     a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

     b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

     d. MetLife Investors USA Insurance Company ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

                                 REPRESENTATIONS

     a. The Company hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

     1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

     2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

     3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

     4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

     b. The Company hereby represents that is relying upon a No Action Letter issued to ING Life Insurance and Annuity Company dated August 30, 2012 and that it has complied with the provisions of such letter.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the City of Boston, and Commonwealth of Massachusetts, on this 12th day of April, 2013.


                                        METLIFE INVESTORS USA SEPARATE ACCOUNT A
                                        (Registrant)


                                    By: METLIFE INVESTORS USA INSURANCE COMPANY


                                    By: /s/ Karen A. Johnson
                                        ----------------------------------------
                                        Karen A. Johnson
                                        Vice President

                                        METLIFE INVESTORS USA INSURANCE COMPANY
                                        (Depositor)


                                    By: /s/ Karen A. Johnson
                                        ----------------------------------------
                                        Karen A. Johnson
                                        Vice President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on April 12, 2013.


/s/ Eric Thomas Steigerwalt             Chairman of the Board, President, Chief
-------------------------------------   Executive Officer and Director
Eric Thomas Steigerwalt


/s/ Elizabeth M. Forget                 Executive Vice President and Director
-------------------------------------
Elizabeth M. Forget


/s/ Peter M. Carlson                    Executive Vice President and Chief
-------------------------------------   Accounting Officer
Peter M. Carlson


/s/ Jay Stuart Kaduson                  Vice President and Director
-------------------------------------
Jay Stuart Kaduson


/s/ Steven Myles Kessler                Vice President and Director
-------------------------------------
Steven Myles Kessler


/s/ Lisa Stella Kuklinski               Vice President and Director
-------------------------------------
Lisa Stella Kuklinski


/s/ Susan Ann Buffum                    Director
-------------------------------------
Susan Ann Buffum


/s/ Mark Elliot Rosenthal               Director
-------------------------------------
Mark Elliot Rosenthal


                                     By: /s/ Myra L. Saul
                                         ------------------------------------
                                         Myra L. Saul, Attorney-in-fact
                                         April 12th, 2013